UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1. Reports to Stockholders.

2007 SEMIANNUAL REPORT

COLLEGE RETIREMENT
EQUITIES FUND

JUNE 30, 2007
Financial statements (unaudited)
including summary portfolios of investments

Stock

Global Equities

Growth

Equity Index

Bond Market

Inflation-Linked Bond

Social Choice

Money Market

SIGN UP FOR ELECTRONIC DELIVERY AT
www.tiaa-cref.org

FINANCIAL SERVICES
FOR THE GREATER GOOD®

PERFORMANCE OVERVIEW AS OF JUNE 30, 2007

		Average annual compound rates of total return

	Inception date	1 year	5 years	10 years	since inception

EQUITIES
CREF Stock	8/1/1952	22.19%	12.71%	7.55%	10.67%
CREF Global Equities	5/1/1992	23.70	13.41	6.54	10.01
CREF Growth	4/29/1994	18.33	8.23	3.02	8.19
CREF Equity Index	4/29/1994	19.53	11.05	7.29	11.22

FIXED INCOME
CREF Bond Market	3/1/1990	5.80	4.39	5.86	6.95
CREF Inflation-Linked Bond	5/1/1997	3.53	5.58	6.33	6.24

EQUITIES & FIXED INCOME
CREF Social Choice	3/1/1990	13.08	8.71	6.97	9.99

MONEY MARKET
CREF Money Market*	4/1/1988	5.02	2.50	3.68	4.72

NET ANNUALIZED YIELD		NET ANNUALIZED YIELD
(30-day period ended 6/30/2007)		(7-day period ended 6/26/2007)

	Effective		Current	Effective
CREF Bond Market	5.04%	CREF Money Market*	4.87%	4.99%

*

As with all the CREF variable annuity accounts, the funds you invest in the CREF Money Market Account are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return.

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

UNDERSTANDING YOUR CREF REPORT

This report contains information about the CREF accounts and describes the accounts’ results for the six-month period that ended on June 30, 2007.

          It includes a letter from Edward Grzybowski, the chief investment officer of TIAA-CREF Investment Management, LLC, the accounts’ investment adviser, that explains how returns among various types of investments differed during the period.

          We have revised the report to give you additional information:

•

Account profiles provide key account statistics at a glance, including the number of holdings and the portfolio turnover rate. For accounts that invest in stocks, you will also see price-to-earnings ratios and dividend yields. For accounts investing in bonds, you will see information about credit quality, yields and maturities.

•	Portfolio composition tables show breakdowns of each account’s holdings by industry, security type or maturity date.

          We hope these enhancements will help you find the information you need more quickly so you can manage your accounts more easily.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. Please visit our website at www.tiaa-cref.org, or call 877 518-9161, for a prospectus that contains this and other important information. We urge you to read it carefully before investing.

REPORT TO CREF PARTICIPANTS

In the first half of 2007, both U.S. and foreign stocks scored strong gains, but share prices became more volatile. Global markets were jolted in late February by a sudden drop in Chinese stocks. Prices soon rebounded, but heightened volatility returned during the second quarter as investors worried about the downturn in U.S. home sales and about problems in the credit markets.

          During the six-month period, the Russell 3000® Index, one of the broadest measures of the U.S. stock market, rose 7.1%—just under the 7.6% average annual return of the index over the ten years that ended June 30, 2007. U.S. stocks continued to benefit from gains in corporate profits and moderate economic growth.

          The MSCI EAFE®+Canada Index, which tracks 22 stock markets in developed nations outside the United States, rose 11.3% in dollar terms. This robust return owed much to the increased value of the euro and pound versus the dollar, as well as to higher corporate profits in Europe. German stocks returned 24.1% in terms of dollars, while French stocks were up 13.0%. The average annual return for the index over the ten-year period was 8.0% in dollar terms.

Bond prices drop

The Federal Reserve held short-term interest rates at 5.25% throughout the first half of 2007, keeping the bond market guessing about the future direction of rates. During the first quarter, many investors believed the Fed would cut rates later in the year, and yields on 10-year Treasury notes fell. The Lehman Brothers U.S. Aggregate Index, which measures the return of investment-grade bonds, rose 1.5% in the first quarter.

          When hopes of a rate cut faded during the second quarter, 10-year Treasury yields climbed, and the Lehman index posted a 0.5% loss. For the six-month period, the Lehman index returned 1.0%.

CREF accounts reflect the markets

During the six-month period, the CREF accounts participated in both the broad-based advance of the stock market and the disappointing returns in the bond market.

          The best result of the period came from the Global Equities Account. Although the account trailed its benchmark and the average return of similar variable annuities in its Morningstar category, it gained 8.8%.

          The Stock Account did nearly as well—advancing 8.7%. The account outperformed both its benchmark and the average return of its Morningstar peers.

          The Growth Account posted an 8.6% gain to outperform both its benchmark and its Morningstar category.

          The Equity Index Account gained 6.9%, performing in line with its benchmark, after expenses. (Indexes

2	2007 Semiannual Report ▪ College Retirement Equities Fund

Edward J. Grzybowski Chief Investment Officer TIAA-CREF Investment Management, LLC

do not include a deduction for expenses, which is a feature of every variable annuity or mutual fund.) The account outpaced its Morningstar category.

          The Social Choice Account returned 3.9%, trailing its benchmark and Morningstar category. The account’s social screens prevented it from owning a number of stocks that produced outsized returns during the period.

          The Bond Market Account and the Inflation-Linked Bond Account were both adversely affected by the decline in U.S. bond prices that took place during the second quarter. The Bond Market Account returned 0.8%, while the Inflation-Linked Bond Account gained 1.5%. Both accounts trailed their benchmarks but outperformed the average return of their Morningstar peers.

          The Money Market Account’s 2.4% return was above the prevailing money market average, as measured by iMoneyNet.

Have the markets unbalanced your portfolio?

Because stocks recently outperformed fixed-income investments, you may want to review your portfolio’s asset allocation to ensure that your investment strategy stays on track. Many CREF participants rebalance their accounts once or twice each year, restoring their allocations in each asset class (stocks, bonds, cash and real estate) to the levels they originally intended.

          If you prefer, TIAA-CREF will rebalance your accounts each year on your birthday. To select this option, visit the secure access portion of our website and choose the “Manage your account” link at the top of the page. Transfers among your accounts can be made without transfer fees.

          Of course, your objectives may change over time. The right mix of investments depends on your financial needs and time horizon, as well as your attitude toward risk. If you would like help finding the mix that’s best for you, please visit our website or call us.

/s/ Edward J. Grzybowski

Edward J. Grzybowski
Chief Investment Officer
TIAA-CREF Investment Management, LLC

College Retirement Equities Fund ▪ 2007 Semiannual Report	3

MORE INFORMATION FOR CREF PARTICIPANTS

Portfolio listings

SEC rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The accounts file complete portfolio listings with the SEC, which are available to participants.

          You can obtain a complete list of CREF’s holdings (called “CREF Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended June 30, 2007) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org or on the SEC website at www.sec.gov. You can also call us at 800 842-2776 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found at our website or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2776.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day operations of the accounts.

4	2007 Semiannual Report ▪ College Retirement Equities Fund

SPECIAL TERMS

Agency securities are bonds issued by U.S. government entities such as Fannie Mae.

Annuities are designed for retirement savings or for other long-term goals. They offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed, and the payment amounts will rise or fall depending on investment returns.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a variable annuity.*

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations and other borrowers. Maturities range from 1 to 270 days.

Emerging markets are nations with relatively low per capita income levels and above-average economic growth rates or prospects for growth.

Expense ratio is the amount that investors pay for the management of a variable annuity account. The amount, expressed as a percentage of the account’s average net assets, does not include front-end or back-end sales charges, if any, or trading costs.

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other federal entities.

Overweight holding is a security that forms a larger percentage of an account, in terms of market capitalization, than that security’s percentage of the benchmark.

Peer groups are groupings of variable annuities with similar objectives whose performance can be compared with that of an individual variable annuity with a similar objective.

Price/earnings ratio (P/E) is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Portfolio turnover rate is calculated by dividing the market value of securities bought and sold during a given period by the average value of the fund’s assets during that period.

Relative performance is the return of an account in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of an account, in terms of market capitalization, than that security’s percentage of the benchmark.

*

Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

College Retirement Equities Fund ▪ 2007 Semiannual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

As a participant in any of the CREF accounts, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, distribution (12b-1) fees, and mortality and expense risk charges.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each account. The examples are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on January 1, 2007, and held for six months until June 30, 2007.

Actual expenses

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your beginning accumulation by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the account’s actual return.

          Do not use the hypothetical account values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual account with the ongoing costs of other variable annuity accounts and mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other accounts or funds.

6	2007 Semiannual Report ▪ College Retirement Equities Fund

CREF STOCK ACCOUNT U.S. AND FOREIGN STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The CREF Stock Account returned 8.73% for the period, compared with the 8.18% gain of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE®+Canada Index and the MSCI Emerging Markets IndexSM.

          The average return of the account’s peer group, the Morningstar Large Blend (VA) category, was 6.69%. The Morningstar category tracked 4,506 variable annuities as of June 30, 2007.

Stocks post healthy gains

Both U.S. and foreign stocks delivered strong performance in the first six months of 2007. After weathering volatile market conditions early in the period, including a global stock market sell-off in late February, stocks rallied on the strength of sustained global economic growth and surging corporate buyout activity domestically.

          The U.S. stock market, as measured by the broad-based Russell 3000 Index, climbed 7.11% during the six months. Foreign stock returns were even higher, augmented by the continued strength of many currencies versus the dollar. The MSCI EAFE+Canada Index, which tracks stocks in 22 developed foreign countries, rose 11.27% in dollar terms. The Emerging Markets Index, which tracks stocks in 25 emerging markets, soared 17.55% in dollars.

Foreign stocks continue to drive performance

By maintaining nearly one-quarter of its total assets in foreign stocks, the account produced a return that exceeded the gain of the broad U.S. stock market. The account also topped its composite benchmark because of numerous successful stock selections in both its foreign and domestic segments.

          Among the chief contributors to relative performance were larger-than-benchmark weightings in German drug maker Bayer, Italian car maker Fiat and French hotel operator Accor. Positions in well-performing stocks that were not part of the benchmark, such as German engineering firm GEA Group and Russian mining company MMC Norilsk Nickel, also boosted returns. The latter stock was held as an American Depositary Receipt (a receipt for shares of a foreign stock traded on a U.S. exchange).

          These contributions were partly offset by other holdings that did not perform as anticipated, including overweights in HealthSouth, a provider of rehabilitative care, and credit risk manager Radian Group. A position in British insurer Admiral Group, a nonbenchmark stock, and underweights that included British wireless provider Vodafone also detracted from the account’s return.

College Retirement Equities Fund ▪ 2007 Semiannual Report	7

CREF STOCK ACCOUNT U.S. AND FOREIGN STOCKS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the account is subject to special risks, including foreign investment risks and small-cap risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000®Index, which measures the performance of the broad U.S. stock market; the MSCI EAFE®+Canada Index, which measures stocks in 22 developed nations outside the United States; and the MSCI Emerging Markets IndexSM, which measures stocks in 25 emerging-market nations. (You cannot invest directly in these indexes.) The composite benchmark’s weightings are recalculated daily.

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*			Cumulative rates of total return*

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Stock Account	8.73%	22.19%	12.71%	7.55%	81.98%	107.18%

CREF Composite Benchmark	8.18	21.85	12.96	7.96	83.97	115.13

Benchmark components (percentage of composite index)

Russell 3000 Index[1] (75.8%)	7.11	20.07	11.52	7.61	72.54	108.36
MSCI EAFE+Canada Index[2] (22.7%)	11.27	27.09	18.13	8.00	130.15	115.94
MSCI Emerging Markets Index[3] (1.5%)	17.55	44.99	30.23	—	274.89	—

Morningstar Large Blend (VA)	6.69	18.62	9.15	5.31	54.90	68.69

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]	Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

[2]

From May 31, 2001, through May 31, 2002, MSCI published both a “standard” and a “provisional” version of this index while its composition was being revised. CREF used the provisional version from July 1, 2001, through May 31, 2002, and the returns shown reflect this. EAFE is a trademark of Morgan Stanley Capital International, Inc.

[3]	MSCI Emerging Markets Index is a service mark of Morgan Stanley Capital International, Inc.

8	2007 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1997, would have grown to $20,718 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the two main components of the account’s composite benchmark and its peer group during the same period.

CALENDAR YEAR TOTAL RETURNS

*	Partial year

College Retirement Equities Fund ▪ 2007 Semiannual Report	9

CREF STOCK ACCOUNT U.S. AND FOREIGN STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2007

CREF Stock Account	Starting account value (1/1/07)	Ending account value (6/30/07)	Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,084.49	$2.81
5% annual hypothetical return	1,000.00	1,022.06	2.73

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.54%. We estimate expenses for the coming year based on projected expenses, asset levels and other factors. At the end of each quarter, we adjust the account’s expenses upward or downward to reflect any difference between the projections and the account’s actual experience. These adjustments are made in equal daily installments over the remaining days of the new quarter.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	8/1/1952
Net assets	$139.59 billion
Number of stocks	5,799
Portfolio turnover rate	27%
Weighted median market capitalization	$31.5 billion
P/E ratio (weighted 12-month trailing average)	17.7
Dividend yield	1.78%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	68.0
$4 billion–$15 billion	18.5
Under $4 billion	13.5

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments

United States	75.0
Japan	4.3
United Kingdom	4.0
France	2.7
Germany	2.5
Canada	1.7
Switzerland	1.5
45 other nations	8.2
Short-term investments†	0.1

Total	100.0

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	23.9
Financial	23.9
Consumer products & services	22.5
Technology	14.8
Energy	8.6
Utilities	4.0
Transportation	2.2
Short-term investments†	0.1

Total	100.0

†	Excludes $8.91 billion of securities lending collateral

10	2007 Semiannual Report ▪ College Retirement Equities Fund

CREF GLOBAL EQUITIES ACCOUNT FOREIGN AND U.S. STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The CREF Global Equities Account returned 8.79% for the period, compared with the 9.17% gain of its benchmark, the MSCI World IndexSM, and the 9.28% average return for the account’s peer group, the Morningstar World Stock (VA) category, which tracked 1,342 variable annuities as of June 30, 2007.

Global stocks continue to climb

Lifted by a strong global economy and surging corporate buyout activity in the United States, global stocks scored impressive gains for the period. The MSCI World Index, which climbed 20.07% in 2006, continued to rise steadily in the first six months of 2007, interrupted only by a brief stock market sell-off in late February.

          A weaker dollar continued to boost global stock returns for U.S. investors. In terms of local currencies, the benchmark advanced 8.18%, but the rising value of the euro and pound versus the dollar boosted this gain to 9.17% in dollar terms.

European stocks drive the benchmark’s gain

The benchmark’s European segment rose 12.49% in dollars, fueled by German stocks, which soared 24.08%, and French and British stocks, which gained 12.95% and 10.83%, respectively. The Pacific segment returned 6.89% in dollars, restrained by modest results in Japan. Japanese stocks rose 6.59% in yen terms, but a decline in the yen’s value versus the dollar reduced this gain to 2.85% in dollar terms. North American stocks, which made up more than half of the benchmark’s market capitalization at the end of the period, advanced 7.72% in dollar terms.

Stock selections produce mixed results

The account trailed its benchmark because of a number of stock selections that did not perform as anticipated. Among the largest detractors were positions in two U.S. stocks that were not in the benchmark: network equipment provider Acme Packet and biopharmaceutical firm Nektar Therapeutics. Overweights in Hoya, a Japanese optical technology company, and British Land, a real estate investment firm, also reduced the account’s return.

          These effects were partly offset by positive results from other holdings. The single largest contribution came from an overweight position in Norwegian solar energy company Renewable Energy Corp. Performance relative to the benchmark was also helped by overweights that included French construction conglomerate Bouygues, Dutch bank holding company ABN AMRO and U.S.-based MEMC Electronic Materials, a maker of components for computers and solar energy systems.

College Retirement Equities Fund ▪ 2007 Semiannual Report	11

CREF GLOBAL EQUITIES ACCOUNT FOREIGN AND U.S. STOCKS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the account is subject to special risks, including foreign investment risks and small-cap risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The MSCI World IndexSM is an aggregate of 23 country indexes in developed markets, including the United States. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*			Cumulative rates of total return*

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Global Equities Account	8.79%	23.70%	13.41%	6.54%	87.67%	88.45%

MSCI World Index[1]	9.17	23.59	13.99	7.03	92.53	97.27

Morningstar World Stock (VA)	9.28	23.76	12.66	6.87	82.79	109.39

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]

From May 31, 2001, through May 31, 2002, MSCI published both a “standard” and a “provisional” version of this index while its composition was being revised. CREF used the provisional version from July 1, 2001, through May 31, 2002, and the returns shown reflect this. MSCI World Index is a service mark of Morgan Stanley Capital International, Inc.

12	2007 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1997, would have grown to $18,845 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS

*	Partial year

College Retirement Equities Fund ▪ 2007 Semiannual Report	13

CREF GLOBAL EQUITIES ACCOUNT FOREIGN AND U.S. STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2007

CREF Global Equities Account	Starting account value (1/1/07)	Ending account value (6/30/07)	Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,084.89	$3.01
5% annual hypothetical return	1,000.00	1,021.87	2.92

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.58%. We estimate expenses for the coming year based on projected expenses, asset levels and other factors. At the end of each quarter, we adjust the account’s expenses upward or downward to reflect any difference between the projections and the account’s actual experience. These adjustments are made in equal daily installments over the remaining days of the new quarter.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	5/1/1992
Net assets	$17.20 billion
Number of stocks	2,240
Portfolio turnover rate	89%
Weighted median market capitalization	$35.4 billion
P/E ratio (weighted 12-month trailing average)	17.2
Dividend yield	2.00%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	75.0
$4 billion–$15 billion	17.4
Under $4 billion	7.6

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments

United States	48.1
United Kingdom	10.3
Japan	8.1
France	6.3
Germany	3.9
Canada	3.2
Switzerland	2.9
33 other nations	17.1
Short-term investments†	0.1

Total	100.0

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	28.8
Manufacturing & materials	23.9
Consumer products & services	20.1
Technology	12.9
Energy	8.3
Utilities	3.9
Transportation	2.0
Short-term investments†	0.1

Total	100.0

†	Excludes $1.54 billion of securities lending collateral

14	2007 Semiannual Report ▪ College Retirement Equities Fund

CREF GROWTH ACCOUNT LARGE-CAP GROWTH STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The CREF Growth Account returned 8.62% for the period, compared with the 8.13% gain of its benchmark, the Russell 1000® Growth Index, and the 7.92% average return of the account’s peer group, the Morningstar Large Growth (VA) category, which tracked 5,173 variable annuities as of June 30, 2007.

Large-cap growth overtakes large-cap value

For the six-month period, large-cap growth stocks recorded robust results and outpaced large-cap value issues, which rose 6.23%, as measured by the Russell 1000 Value Index. All of the outperformance occurred during the second quarter, when large-cap growth stocks advanced 6.86%, versus 4.93% for large-cap value stocks.

          This marked the first time in the past six quarters that the Russell 1000 Growth Index had outperformed the Russell 1000 Value Index.

          For the ten years ended June 30, 2007, large-cap growth produced an average annual return of 4.39%—less than half the 9.87% average annual return of large-cap value.

Broad-based advance lifts the index

All twelve sectors of the Russell 1000 Growth Index posted positive returns, including five that registered double-digit gains. The benchmark was boosted by strong performance from its largest sector, technology, which made up more than one-fifth of the benchmark’s market capitalization as of June 30, 2007, and rose 10.0%. Strong contributions from the health care and consumer discretionary sectors also drove the benchmark higher.

          In contrast, the consumer staples and financial sectors posted lackluster returns.

Stock selections push the account above the benchmark

For the period, the account topped its benchmark on the strength of numerous successful stock selections. Among the chief contributors were overweight holdings, relative to the benchmark, in Apple and agricultural giant Monsanto. Two positions in nonbenchmark stocks also helped returns: BlackBerry manufacturer Research in Motion and electrical products maker Cooper Industries.

          Positions that did not perform as anticipated and adversely affected returns included overweights in software company Adobe Systems and International Game Technology.

          On June 30, 2007, foreign securities made up 5.65% of the account’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

College Retirement Equities Fund ▪ 2007 Semiannual Report	15

CREF GROWTH ACCOUNT LARGE-CAP GROWTH STOCKS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the account is subject to special risks, including large-cap risk, growth investing risks, style risk, small-cap risk, reorganization risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*			Cumulative rates of total return*

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Growth Account	8.62%	18.33%	8.23%	3.02%	48.54%	34.70%

Russell 1000 Growth Index[1]	8.13	19.04	9.28	4.39	55.86	53.67

Morningstar Large Growth (VA)	7.92	16.34	8.25	4.78	47.81	62.68

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]	Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

16	2007 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1997, would have grown to $13,470 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS

*	Partial year

College Retirement Equities Fund ▪ 2007 Semiannual Report	17

CREF GROWTH ACCOUNT LARGE-CAP GROWTH STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2007

CREF Growth Account	Starting account value (1/1/07)	Ending account value (6/30/07)	Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,083.18	$3.02
5% annual hypothetical return	1,000.00	1,021.86	2.93

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.58%. We estimate expenses for the coming year based on projected expenses, asset levels and other factors. At the end of each quarter, we adjust the account’s expenses upward or downward to reflect any difference between the projections and the account’s actual experience. These adjustments are made in equal daily installments over the remaining days of the new quarter.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	4/29/1994
Net assets	$12.53 billion
Number of stocks	732
Portfolio turnover rate	74%
Weighted median market capitalization	$36.8 billion
P/E ratio (weighted 12-month trailing average)	25.7
Dividend yield	0.88%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	79.3
$4 billion–$15 billion	18.6
Under $4 billion	2.1

Total	100.0

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	31.9
Consumer products & services	30.1
Technology	21.6
Financial	9.7
Energy	5.0
Transportation	0.9
Utilities	0.8

Total†	100.0

†	Excludes $546.24 million of securities lending collateral

18	2007 Semiannual Report ▪ College Retirement Equities Fund

CREF EQUITY INDEX ACCOUNT U.S. STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The CREF Equity Index Account returned 6.88% for the period, compared with the 7.11% gain of its benchmark, the Russell 3000® Index, and the 6.69% average return of the account’s peer group, the Morningstar Large Blend (VA) category, which tracked 4,506 variable annuities as of June 30, 2007.

Second quarter propels stocks

Despite a volatile six months, the broad U.S. stock market, as represented by the Russell 3000 Index, delivered solid performance. A global sell-off in February, subprime lending woes in March and rising bond yields provided hurdles for equities, but the benchmark still rose 1.28% in the first quarter and 5.77% in the second.

          Both growth and value stocks generated strong returns across all three capitalization sizes, as defined by the Russell indexes; mid-cap stocks gained 9.90% to lead the way. Within the cap categories, mid-cap growth stocks were the top producers, rising 10.97%, while small-cap value issues lagged other categories, increasing 3.80%.

          Although domestic equities did well, foreign stocks performed even better. The MSCI EAFE® Index, which measures stocks in developed foreign markets, gained 10.74% in dollar terms. For the five years ended June 30, 2007, the average annual return of the EAFE index was 17.72% in dollar terms versus 11.52% for the Russell 3000.

A broad advance drives returns

Of the benchmark’s twelve industry sectors, eleven posted positive returns—six of them double-digit gains. The largest sector, financial stocks, which made up nearly a quarter of the benchmark in terms of market capitalization as of June 30, dipped 0.6%. The next-largest sector, consumer discretionary, gained 5.8%, while the third-largest, technology, rose 9.8%.

          The best-performing sectors, “other energy” and materials and processing, jumped 24.2% and 19.2%, respectively. Although these two sectors together constituted only about 8% of the benchmark’s market capitalization, they contributed more than one-fifth of the benchmark’s return.

Largest stocks deliver mixed results

In descending order according to cap size, the benchmark’s five largest holdings performed as follows: ExxonMobil, 10.4%; General Electric, 4.4%; AT&T, 18.4%; Citigroup, –6.1%; and Microsoft, –0.7%.

          For the period, the account’s return was comparable to that of the benchmark, minus the effects of expenses and of some cash holdings for liquidity. The account had a risk profile similar to that of the benchmark.

College Retirement Equities Fund ▪ 2007 Semiannual Report	19

CREF EQUITY INDEX ACCOUNT U.S. STOCKS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the account is subject to special risks, including index risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. This index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*			Cumulative rates of total return*

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Equity Index Account	6.88%	19.53%	11.05%	7.29%	68.96%	102.25%

Russell 3000 Index[1]	7.11	20.07	11.52	7.61	72.54	108.36

Morningstar Large Blend (VA)	6.69	18.62	9.15	5.31	54.90	68.69

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]	Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

20	2007 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1997, would have grown to $20,225 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS

*	Partial year

College Retirement Equities Fund ▪ 2007 Semiannual Report	21

CREF EQUITY INDEX ACCOUNT U.S. STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2007

CREF Equity Index Account	Starting account value (1/1/07)	Ending account value (6/30/07)	Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,066.28	$2.52
5% annual hypothetical return	1,000.00	1,022.32	2.47

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.49%. We estimate expenses for the coming year based on projected expenses, asset levels and other factors. At the end of each quarter, we adjust the account’s expenses upward or downward to reflect any difference between the projections and the account’s actual experience. These adjustments are made in equal daily installments over the remaining days of the new quarter.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	4/29/1994
Net assets	$12.03 billion
Number of stocks	2,962
Portfolio turnover rate	8%
Weighted median market capitalization	$33.1 billion
P/E ratio (weighted 12-month trailing average)	18.1
Dividend yield	1.62%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	73.6
$4 billion–$15 billion	14.8
Under $4 billion	11.6

Total	100.0

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	23.8
Manufacturing & materials	22.5
Financial	22.1
Technology	16.1
Energy	9.1
Utilities	4.1
Transportation	2.1
Short-term investments†	0.2

Total	100.0

†

Excludes $2.41 billion of securities lending collateral. Approximately $18.91 million of short-term investments are serving as collateral for the S&P 500 futures and thus are restricted from being sold.

22	2007 Semiannual Report ▪ College Retirement Equities Fund

CREF BOND MARKET ACCOUNT INTERMEDIATE-TERM BONDS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The CREF Bond Market Account returned 0.79% for the period, compared with the 0.98% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the 0.13% average return of the account’s peer group, the Morningstar Intermediate-Term Bond (VA) category. The Morningstar category tracked 1,476 variable annuities as of June 30, 2007.

A sagging second quarter lowers bond returns

Although the Federal Reserve kept the federal funds rate steady at 5.25% in its first four meetings of 2007, the Lehman Brothers U.S. Aggregate Index, which tracks the investment-grade U.S. bond market, endured a bumpy six months. It posted a solid 1.50% return for the first quarter, but then lost 0.52% in the second quarter. Bond prices fell (and yields rose) as expectations for a rate cut by the Federal Reserve dried up amid inflation fears and renewed vigor in the U.S. economy.

Longer-dated maturities regain lead

When the period began, the 2-year Treasury note, at 4.81%, yielded slightly more than the 10-year, an unusual relation because bondholders willing to invest for longer periods normally earn higher rates. By the end of March, though, the 10-year security provided a 4.65% to 4.58% advantage, and by the end of June the 10-year yield stood at 5.03%, versus 4.86% for the 2-year note.

The account stays close to the benchmark

Narrow spreads among different types of securities made it difficult to add value during the period. In the first quarter, the account’s 1.37% return lagged its benchmark’s by 0.13 of a percentage point.

          Individual security selections in the agency and mortgage-backed security sectors made positive contributions to relative returns, but an overweight position, versus the benchmark, in asset-backed securities reduced performance slightly. In addition, maintaining a duration that was shorter than the benchmark’s trimmed returns in the first quarter when bond prices rose.

          In the second quarter, the account lost 0.58%, trailing the benchmark by 0.06 of a percentage point. This time the account’s shorter duration helped performance when bond prices fell. Returns were again helped by security selections in agencies, but underweighting that sector hurt relative performance. Individual bond selections in the mortgage-backed security sector also trimmed returns.

          Taken together, these factors kept the account from matching the benchmark’s return, after expenses.

College Retirement Equities Fund ▪ 2007 Semiannual Report	23

CREF BOND MARKET ACCOUNT INTERMEDIATE-TERM BONDS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk and extension risk—the account is subject to special risks, including illiquid security risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Lehman Brothers U.S. Aggregate Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*			Cumulative rates of total return*

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Bond Market Account	0.79%	5.80%	4.39%	5.86%	23.97%	76.72%

Lehman Brothers U.S. Aggregate Index	0.98	6.12	4.48	6.01	24.52	79.37

Morningstar Intermediate-Term Bond (VA)	0.13	4.39	3.39	4.38	17.83	51.17

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

24	2007 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1997, would have grown to $17,672 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS

*	Partial year

College Retirement Equities Fund ▪ 2007 Semiannual Report	25

CREF BOND MARKET ACCOUNT INTERMEDIATE-TERM BONDS

EXPENSE EXAMPLE

Six months ended June 30, 2007

CREF Bond Market Account	Starting account value (1/1/07)	Ending account value (6/30/07)	Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,005.27	$2.63
5% annual hypothetical return	1,000.00	1,022.14	2.65

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.53%. We estimate expenses for the coming year based on projected expenses, asset levels and other factors. At the end of each quarter, we adjust the account’s expenses upward or downward to reflect any difference between the projections and the account’s actual experience. These adjustments are made in equal daily installments over the remaining days of the new quarter.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	3/1/1990
Net assets	$6.90 billion
Number of issues	611
Portfolio turnover rate	113%
Average quality	AA1
Option-adjusted duration	4.61 years
Average coupon	5.69%
Average yield to maturity	5.68%
Average maturity	7.12 years

PORTFOLIO COMPOSITION

% of portfolio investments

Mortgage-backed securities and commercial mortgage-backed securities	39.3
Corporate bonds	20.2
Asset-backed securities	11.2
U.S. Treasury securities	10.7
U.S. agency securities	7.7
Foreign government and corporate bonds denominated in U.S. dollars	2.6
TIAA-CREF High-Yield Fund II	0.1
Short-term investments†	8.2

Total	100.0

†	Excludes $1.05 billion of short-term collateral invested by the Bank of New York due to the outsourcing of bond lending

26	2007 Semiannual Report ▪ College Retirement Equities Fund

CREF INFLATION-LINKED BOND ACCOUNT INFLATION-LINKED BONDS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The CREF Inflation-Linked Bond Account returned 1.47% for the period, compared with the 1.74% gain of its benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index, and the 0.20% average return of the account’s peer group, the Morningstar Inflation-Protected Bond (VA) category, which tracked 297 variable annuities as of June 30, 2007.

The Fed keeps rates steady

In the first half of 2007, the Federal Reserve declined to change the federal funds rate at each of its four successive meetings. (The federal funds rate is the interest rate commercial U.S. banks charge one another for overnight loans.) The rate has remained at 5.25% since June 2006.

          In its statements, the Fed noted that economic growth had moderated, partly due to a cooling housing market. However, it cautioned that inflation remained a concern and pointed out that the high percentage of the nation’s productive capacity currently in use could keep prices elevated.

TIPS top the broad bond market

The return of TIPS for the six-month period significantly outpaced the 0.98% gain of the broad investment-grade bond market, as measured by the Lehman Brothers U.S. Aggregate Index. For the five years ended June 30, 2007, the 6.03% average annual return of TIPS outpaced the 4.48% rise of the Lehman aggregate index.

          After eking out a 0.41% return in 2006, TIPS gained a solid 2.51% in the first quarter of 2007. Two key reasons were a huge February sell-off in the stock market and climbing oil prices. In March, the Consumer Price Index posted a 2.8% year-over-year increase, stoking fears of higher inflation.

          Mounting inflation and a short supply of TIPS boosted their return in April. However, as real rates of interest inched upward later in the quarter and sent bond prices down, investor demand for TIPS decreased. Despite rising oil prices and continued inflation, TIPS fell 0.76% in the second quarter.

The account trails its benchmark

The account underperformed the TIPS index primarily because its return includes a deduction for expenses, while the benchmark’s return does not.

          During the period, the account’s managers kept the account’s duration—a measure of its sensitivity to interest-rate changes—at or slightly below the benchmark’s. This strategy was used to help the account more closely track the performance of its benchmark.

College Retirement Equities Fund ▪ 2007 Semiannual Report	27

CREF INFLATION-LINKED BOND ACCOUNT INFLATION-LINKED BONDS

INVESTMENT OBJECTIVE

This variable annuity account seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk and extension risk—the account is subject to special risks, including the risks of inflation-indexed bonds and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Lehman Brothers U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for All Urban Consumers. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*			Cumulative rates of total return*

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Inflation-Linked Bond Account	1.47%	3.53%	5.58%	6.33%	31.19%	84.78%

Lehman Brothers U.S. Treasury Inflation-Protected Securities Index	1.74	3.99	6.03	6.74	34.04	92.07

Morningstar Inflation-Protected Bond (VA)	0.20	1.64	4.23	5.45	21.89	64.56

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

28	2007 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1997, would have grown to $18,478 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS*

*	Does not include returns from May 1, 1997, through December 31, 1997

†	Partial year

College Retirement Equities Fund ▪ 2007 Semiannual Report	29

CREF INFLATION-LINKED BOND ACCOUNT INFLATION-LINKED BONDS

EXPENSE EXAMPLE

Six months ended June 30, 2007

CREF Inflation-Linked Bond Account	Starting account value (1/1/07)	Ending account value (6/30/07)	Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,012.05	$2.65
5% annual hypothetical return	1,000.00	1,022.13	2.66

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.53%. We estimate expenses for the coming year based on projected expenses, asset levels and other factors. At the end of each quarter, we adjust the account’s expenses upward or downward to reflect any difference between the projections and the account’s actual experience. These adjustments are made in equal daily installments over the remaining days of the new quarter.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	5/1/1997
Net assets	$3.85 billion
Number of issues	22
Portfolio turnover rate	10%
Average quality	AAA
Option-adjusted duration	7.80 years
Average coupon	2.43%
Average yield to maturity	5.32%
Average maturity	9.58 years

HOLDINGS BY MATURITY

% of portfolio investments

1–10 year bonds	72.7
10–20 year bonds	13.2
Over-20-year bonds	13.9
Short-term investments†	0.2

Total	100.0

†	Excludes $142.48 million of short-term collateral invested by the Bank of New York due to the outsourcing of bond lending

30	2007 Semiannual Report ▪ College Retirement Equities Fund

CREF SOCIAL CHOICE ACCOUNT SOCIALLY SCREENED STOCKS AND BONDS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The CREF Social Choice Account returned 3.89% for the period, compared with the 4.70% gain of its composite benchmark, a weighted average of the Russell 3000® Index and the Lehman Brothers U.S. Aggregate Index. The average return of the account’s peer group, the Morningstar Moderate Allocation (VA) category, was 4.97%. The Morningstar category tracked 2,315 variable annuities as of June 30, 2007. Neither the benchmark nor the Morningstar category screens investments according to social criteria, as the account does.

Exclusion of energy stocks hurts returns

Because of its social screens, the account did not invest in several stocks that were sizable components of the Russell 3000 Index in terms of market capitalization. The exclusion of these stocks produced both positive and negative results, but the net effect was to lower the account’s return compared with the return of its benchmark.

          The absence of ExxonMobil and Chevron, both of which gained from climbing oil prices, significantly detracted from the account’s relative performance. ExxonMobil, the largest component of the benchmark on June 30, 2007, advanced 10.4%, while Chevron rose 16.2%.

          Performance versus the index benefited most from the exclusion of Citigroup, which fell 6.1%. Avoiding insurer American International Group and drug company Pfizer also contributed to returns.

Strategies help limit risk

The account’s managers use quantitative techniques, such as overweighting or underweighting some stocks relative to the benchmark, to ensure that the portfolio’s risk profile resembles the benchmark’s.

          Relative performance was helped by overweight positions in AT&T and Johnson Controls, an automotive services company. Overweights that detracted from returns included Johnson & Johnson, Merrill Lynch and home mortgage provider Freddie Mac.

Bonds boost relative return

For the period, the account’s fixed-income portion slightly outpaced the Lehman index. Maintaining a shorter duration than the benchmark’s contributed to performance. Avoiding the bonds of certain corporations involved in leveraged buyouts or other events that benefited stockholders, but not bondholders, also helped. However, overweighting the riskier fixed-income asset classes relative to U.S. Treasuries had a small negative effect on returns.

College Retirement Equities Fund ▪ 2007 Semiannual Report	31

CREF SOCIAL CHOICE ACCOUNT SOCIALLY SCREENED STOCKS AND BONDS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—and those of any fixed-income investment—income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk and extension risk—the account is subject to special risks, including the risk of socially screened investing, small-cap risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The account’s benchmark is a composite index, a weighted average of the Russell 3000® Index for stocks and the Lehman Brothers U.S. Aggregate Index for bonds. The Russell 3000 measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The Lehman Brothers U.S. Aggregate Index tracks returns in the U.S. investment-grade, fixed-rate bond market. You cannot invest directly in these indexes.

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*			Cumulative rates of total return*

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Social Choice Account	3.89%	13.08%	8.71%	6.97%	51.88%	96.26%

CREF Social Choice
Composite Benchmark	4.70	14.44	9.01	7.47	53.94	105.58

Benchmark components (percentage of composite index)

Russell 3000 Index[1] (60%)	7.11	20.07	11.52	7.61	72.54	108.36
Lehman Brothers
U.S. Aggregate Index (40%)	0.98	6.12	4.48	6.01	24.52	79.37

Morningstar
Moderate Allocation (VA)	4.97	13.77	7.53	5.18	44.42	69.01

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]	Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

32	2007 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1997, would have grown to $19,626 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark components and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS

*	Partial year

College Retirement Equities Fund ▪ 2007 Semiannual Report	33

CREF SOCIAL CHOICE ACCOUNT SOCIALLY SCREENED STOCKS AND BONDS

EXPENSE EXAMPLE

Six months ended June 30, 2007

CREF Social Choice Account	Starting account value (1/1/07)	Ending account value (6/30/07)	Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,036.33	$2.57
5% annual hypothetical return	1,000.00	1,022.24	2.55

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.51%. We estimate expenses for the coming year based on projected expenses, asset levels and other factors. At the end of each quarter, we adjust the account’s expenses upward or downward to reflect any difference between the projections and the account’s actual experience. These adjustments are made in equal daily installments over the remaining days of the new quarter.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	3/1/1990
Net assets	$9.18 billion
Portfolio turnover rate	37%

Equity segment
Number of stocks	1,079
Weighted median
market capitalization	$27.0 billion
P/E ratio
(weighted 12-month trailing average)	18.2
Dividend yield	1.65%

Fixed-income segment
Number of issues	506
Average quality	AA1
Option-adjusted duration	4.35 years
Average coupon	5.65%
Average yield to maturity	5.71%
Average maturity	6.63 years

PORTFOLIO COMPOSITION

% of portfolio investments

Equities	58.2
Long-term bonds	38.8
Short-term investments†	3.0

Total	100.0

†

Excludes $498.0 million of securities lending collateral on the equity portion of the account and $236.0 million of short-term collateral invested by the Bank of New York due to the outsourcing of bond lending

HOLDINGS BY COMPANY SIZE

Equity segment	% of equity investments

Over $15 billion	67.2
$4 billion–$15 billion	19.6
Under $4 billion	13.2

Total	100.0

34	2007 Semiannual Report ▪ College Retirement Equities Fund

CREF MONEY MARKET ACCOUNT CASH EQUIVALENTS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The CREF Money Market Account returned 2.43% for the period, compared with the 2.37% gain of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds.

The Fed holds the short-term rate steady

In the first half of 2007, the Federal Reserve declined to change the federal funds rate at each of its four meetings. (The federal funds rate is the interest rate commercial U.S. banks charge one another for overnight loans.) The rate has remained at 5.25% since June 2006.

          Economic growth continued the moderating trend begun in the second half of 2006. Solid gains in job creation and strong consumer spending partly offset the effects of a cooling housing market. As oil prices crept steadily upward, the Fed cautioned that inflation remained a concern and pointed out that the high percentage of the nation’s productive capacity currently in use could keep prices elevated.

LIBOR sees little change

The LIBOR remained fairly flat throughout the six months, reflecting the market’s strengthening conviction that the Fed would leave the short-term rate unchanged at least through the end of the year. (The LIBOR, the interest rate that banks charge one another for loans on the London market, is the most widely used benchmark for short-term rates.) Yields on securities with one-month maturities hovered around 5.32%; those on twelve-month issues fluctuated slightly, ending the period at 5.43%.

The account takes advantage of longer-term rates

The account increased its investments in securities with longer maturities to benefit from the higher yields they provided. As a result, on June 26, 2007, the account’s weighted average maturity was 49 days, versus 43 days for the average iMoneyNet fund. During the period, the account’s weighted average maturity fluctuated between 42 and 51 days.

          With the supply of high-quality commercial paper limited, its portion of the portfolio dipped to 81% from 81.2% six months earlier. (Commercial paper offers higher returns without significant additional risk.) Certificates of deposit increased from 11% to 11.6%, while U.S. agency securities fell to 3.7% from 5.2%. Floating-rate securities rose to 3.4% from 2.6%. The remainder of the portfolio was invested in asset-backed securities.

          On June 30, 2007, foreign securities made up 16.9% of the account’s total portfolio investments.

College Retirement Equities Fund ▪ 2007 Semiannual Report	35

CREF MONEY MARKET ACCOUNT CASH EQUIVALENTS

INVESTMENT OBJECTIVE

This variable annuity account seeks high current income consistent with maintaining liquidity and preserving capital.

INVESTMENT RISKS

The account is subject to income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk, extension risk and foreign investment risks. An investment in the CREF Money Market Account, as in the other CREF variable annuity accounts, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. For a detailed discussion of risk, please see the prospectus.

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDED JUNE 26, 2007

	Current yield	Effective yield

CREF Money Market Account	4.87%	4.99%

iMoneyNet Money Fund Report AveragesTM—All Taxable	4.70	4.81

The current yield more closely reflects current earnings than does the total return.

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*			Cumulative rates of total return*

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Money Market Account	2.43%	5.02%	2.50%	3.68%	13.16%	43.56%

iMoneyNet Money Fund Report Averages—All Taxable	2.37	4.83	2.31	3.39	12.08	39.64

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

36	2007 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1997, would have grown to $14,356 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the average iMoneyNet fund during the same period.

CALENDAR YEAR TOTAL RETURNS

*	Partial year

College Retirement Equities Fund ▪ 2007 Semiannual Report	37

CREF MONEY MARKET ACCOUNT CASH EQUIVALENTS

EXPENSE EXAMPLE

Six months ended June 30, 2007

CREF Money Market Account	Starting account value (1/1/07)	Ending account value (6/30/07)	Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,021.91	$2.39
5% annual hypothetical return	1,000.00	1,022.39	2.40

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.48%. We estimate expenses for the coming year based on projected expenses, asset levels and other factors. At the end of each quarter, we adjust the account’s expenses upward or downward to reflect any difference between the projections and the account’s actual experience. These adjustments are made in equal daily installments over the remaining days of the new quarter.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	4/1/1988
Net assets	$10.70 billion

PORTFOLIO COMPOSITION

% of portfolio investments

Commercial paper	81.0
Certificates of deposit	11.6
U.S. agency securities	3.7
Floating-rate securities	3.4
Asset-backed securities	0.3

Total	100.0

38	2007 Semiannual Report ▪ College Retirement Equities Fund

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF STOCK ACCOUNT ▪ JUNE 30, 2007

Shares		Company			Value (000)	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES					$326	0.00	% **

			TOTAL GOVERNMENT BONDS	(Cost $321)	326	0.00	**

			TOTAL MUTUAL FUNDS	(Cost $2,797)	16	0.00	**

PREFERRED STOCKS

NONDEPOSITORY INSTITUTIONS					51,774	0.04

SECURITY AND COMMODITY BROKERS					60,193	0.04

			TOTAL PREFERRED STOCKS	(Cost $110,000)	111,967	0.08

COMMON STOCKS

ADMINISTRATION OF ECONOMIC PROGRAMS					3,580	0.00	**

AGRICULTURAL PRODUCTION-CROPS					4,935	0.00	**

AGRICULTURAL PRODUCTION-LIVESTOCK					14,285	0.01

AGRICULTURAL SERVICES					28,630	0.02

AMUSEMENT AND RECREATION SERVICES
13,493,648		Walt Disney Co			460,673	0.33
		Other			566,913	0.41

					1,027,586	0.74

APPAREL AND ACCESSORY STORES					849,687	0.61

APPAREL AND OTHER TEXTILE PRODUCTS					234,179	0.17

AUTO REPAIR, SERVICES AND PARKING					128,000	0.09

AUTOMOTIVE DEALERS AND SERVICE STATIONS					256,844	0.18

BUILDING MATERIALS AND GARDEN SUPPLIES
12,145,323		Home Depot, Inc			477,918	0.34
		Other			321,488	0.23

					799,406	0.57

BUSINESS SERVICES
1,343,593	*	Google, Inc (Class A)			703,210	0.50
50,481,064		Microsoft Corp			1,487,677	1.07
24,839,284	*	Oracle Corp			489,582	0.35
		Other			5,431,093	3.89

					8,111,562	5.81

CHEMICALS AND ALLIED PRODUCTS
10,283,742		Abbott Laboratories			550,694	0.39
7,770,999	*	Amgen, Inc			429,659	0.31
13,581,327		Merck & Co, Inc			676,350	0.49
40,693,702		Pfizer, Inc			1,040,538	0.75
18,290,909		Procter & Gamble Co			1,119,221	0.80
7,392,446		Wyeth			423,883	0.30
		Other			7,401,379	5.30

					11,641,724	8.34

COAL MINING					320,176	0.23

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	39

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2007

Shares		Company	Value (000)	% of net assets

COMMUNICATIONS
33,932,584		AT&T, Inc	$1,408,202	1.01%
14,381,763	*	Comcast Corp (Class A)	404,415	0.29
22,542,417		Sprint Nextel Corp	466,853	0.33
16,822,556		Verizon Communications, Inc	692,585	0.50
		Other	3,606,677	2.58

			6,578,732	4.71

DEPOSITORY INSTITUTIONS
24,986,884		Bank of America Corp	1,221,609	0.87
32,899,484		Citigroup, Inc	1,687,415	1.21
22,627,861		JPMorgan Chase & Co	1,096,320	0.79
10,479,730		Wachovia Corp	537,086	0.38
25,317,063		Wells Fargo & Co	890,401	0.64
		Other	8,782,238	6.29

			14,215,069	10.18

EATING AND DRINKING PLACES			1,226,260	0.88

EDUCATIONAL SERVICES			189,408	0.14

ELECTRIC, GAS, AND SANITARY SERVICES			5,611,351	4.02

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
6,074,467	*	Apple Computer, Inc	741,328	0.53
44,807,527	*	Cisco Systems, Inc	1,247,890	0.89
41,409,359		Intel Corp	983,886	0.71
10,438,878		Qualcomm, Inc	452,943	0.33
		Other	5,527,489	3.96

			8,953,536	6.42

ENGINEERING AND MANAGEMENT SERVICES			892,743	0.64

ENVIRONMENTAL QUALITY AND HOUSING			1,651	0.00	**

FABRICATED METAL PRODUCTS			745,485	0.53

FOOD AND KINDRED PRODUCTS
12,491,987		Coca-Cola Co	653,456	0.47
13,424,307		PepsiCo, Inc	870,566	0.62
		Other	2,802,539	2.01

			4,326,561	3.10

FOOD STORES			1,043,433	0.75

FORESTRY			116,416	0.08

FURNITURE AND FIXTURES			324,152	0.23

FURNITURE AND HOME FURNISHINGS STORES			241,749	0.17

GENERAL BUILDING CONTRACTORS			604,994	0.43

GENERAL MERCHANDISE STORES
14,231,950		Wal-Mart Stores, Inc	684,699	0.49
		Other	1,158,228	0.83

			1,842,927	1.32

40	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2007

Shares		Company	Value (000)	% of net assets

HEALTH SERVICES			$1,545,136	1.11%

HEAVY CONSTRUCTION, EXCEPT BUILDING			519,775	0.37

HOLDING AND OTHER INVESTMENT OFFICES			3,155,126	2.26

HOTELS AND OTHER LODGING PLACES
5,212,621	e	Accor S.A.	460,800	0.33
		Other	777,669	0.56

			1,238,469	0.89

INDUSTRIAL MACHINERY AND EQUIPMENT
60,328,693		General Electric Co	2,309,382	1.65
18,640,342		Hewlett-Packard Co	831,732	0.60
9,290,805		International Business Machines Corp	977,857	0.70
		Other	4,259,864	3.05

			8,378,835	6.00

INSTRUMENTS AND RELATED PRODUCTS
17,052,063		Johnson & Johnson	1,050,748	0.75
		Other	3,647,564	2.62

			4,698,312	3.37

INSURANCE AGENTS, BROKERS AND SERVICE			781,591	0.56

INSURANCE CARRIERS
12,445,353		American International Group, Inc	871,548	0.63
		Other	6,203,868	4.44

			7,075,416	5.07

JUSTICE, PUBLIC ORDER AND SAFETY			31,834	0.02

LEATHER AND LEATHER PRODUCTS			227,310	0.16

LEGAL SERVICES			14,335	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT			65,889	0.05

LUMBER AND WOOD PRODUCTS			29,586	0.02

METAL MINING			1,365,006	0.98

MISCELLANEOUS MANUFACTURING INDUSTRIES			576,228	0.41

MISCELLANEOUS RETAIL			1,650,423	1.18

MOTION PICTURES
22,237,949		Time Warner, Inc	467,886	0.33
		Other	710,220	0.51

			1,178,106	0.84

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS			2,444	0.00	**

NONDEPOSITORY INSTITUTIONS
7,802,464		American Express Co	477,355	0.34
		Other	1,894,174	1.36

			2,371,529	1.70

NONMETALLIC MINERALS, EXCEPT FUELS			148,742	0.11

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	41

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2007

Shares		Company	Value (000)	% of net assets

OIL AND GAS EXTRACTION
6,070,151		Schlumberger Ltd	$515,599	0.37%
		Other	3,957,022	2.83

			4,472,621	3.20

PAPER AND ALLIED PRODUCTS			992,957	0.71

PERSONAL SERVICES			153,871	0.11

PETROLEUM AND COAL PRODUCTS
11,037,772		Chevron Corp	929,822	0.67
8,589,946		ConocoPhillips	674,311	0.48
29,847,765		Exxon Mobil Corp	2,503,631	1.79
10,448,321		Occidental Petroleum Corp	604,749	0.43
		Other	3,177,512	2.28

			7,890,025	5.65

PIPELINES, EXCEPT NATURAL GAS			104,954	0.08

PRIMARY METAL INDUSTRIES			1,799,029	1.29

PRINTING AND PUBLISHING			855,260	0.61

RAILROAD TRANSPORTATION			804,395	0.58

REAL ESTATE			1,058,112	0.76

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
5,777,147	e	Bayer AG.	435,171	0.31
		Other	350,604	0.25

			785,775	0.56

SECURITY AND COMMODITY BROKERS
1,996,688		Goldman Sachs Group, Inc	432,782	0.31
6,911,711		Morgan Stanley	579,754	0.42
		Other	2,463,006	1.76

			3,475,542	2.49

SOCIAL SERVICES			19,055	0.01

SPECIAL TRADE CONTRACTORS			72,002	0.05

STONE, CLAY, AND GLASS PRODUCTS			844,703	0.61

TEXTILE MILL PRODUCTS			27,734	0.02

TOBACCO PRODUCTS
15,014,728		Altria Group, Inc	1,053,133	0.76
161,137	e	Other	396,568	0.28

			1,449,701	1.04

TRANSPORTATION BY AIR			695,273	0.50

TRANSPORTATION EQUIPMENT
5,770,284		Boeing Co	554,871	0.40
3,168,839		Siemens AG.	453,783	0.33
5,777,707		United Technologies Corp	409,813	0.29
		Other	3,288,230	2.35

			4,706,697	3.37

42	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2007

Shares	Company		Value (000)		% of net assets

TRANSPORTATION SERVICES			$277,968		0.20%

TRUCKING AND WAREHOUSING			720,807		0.52

WATER TRANSPORTATION			387,000		0.28

WHOLESALE TRADE-DURABLE GOODS			819,933		0.59

WHOLESALE TRADE-NONDURABLE GOODS			1,110,960		0.80

TOTAL COMMON STOCKS		(Cost $114,769,693)	138,913,527		99.51

WARRANTS

COMMUNICATIONS			14		0.00	**

GENERAL BUILDING CONTRACTORS			13		0.00	**

HOTELS AND OTHER LODGING PLACES			301		0.00	**

NONDEPOSITORY INSTITUTIONS			0	^	0.00	**

REAL ESTATE			58		0.00	**

TOTAL WARRANTS		(Cost $0)	386		0.00	**

Principal	Issuer

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT			311,863		0.22

COMMERCIAL PAPER			3,049,979		2.19

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$1,293,944,000	Federal Home Loan Bank (FHLB)	0.000%, 07/05/07–09/04/07	1,291,951		0.93
942,495,000	Federal Home Loan Mortgage Corp
	(FHLMC)	0.000%, 07/02/07–09/17/07	937,403		0.67
84,797,500	Federal National Mortgage Association
	(FNMA)	0.000%, 07/03/07–10/10/07	844,338		0.60
	Other		11,755		0.01

			3,085,447		2.21

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES†			299,987		0.22

VARIABLE NOTES††			475,018		0.34

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	43

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF STOCK ACCOUNT ▪ JUNE 30, 2007

Shares	Company		Value (000)	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
1,792,950,925	State Street Navigator Securities Lending Prime Portfolio		$1,792,951	1.28%

			1,792,951	1.28

	TOTAL SHORT-TERM INVESTMENTS	(Cost $9,014,573)
	(includes $8,913,951 of cash collateral for securities on loan)		9,015,245	6.46

	TOTAL PORTFOLIO	(Cost $123,897,384)	148,041,467	106.05

	OTHER ASSETS & LIABILITIES, NET		(8,450,724)	(6.05)

	NET ASSETS		$139,590,743	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

†	Notes have a rate of 5.200%–5.210% and mature 04/17/08–07/28/08.

††	Notes have a rate of 5.265%–5.370% and mature 07/11/07–07/16/08.

e	All or a portion of these securities are out on loan.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

44	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

CREF STOCK ACCOUNT ▪ JUNE 30, 2007

Country	Value	% of market value

DOMESTIC
UNITED STATES	$112,856,064,478	76.23%

TOTAL DOMESTIC	112,856,064,478	76.23

FOREIGN
ARGENTINA	5,042,953	0.00
AUSTRALIA	1,447,960,542	0.98
AUSTRIA	296,691,808	0.20
BELGIUM	357,623,633	0.24
BRAZIL	293,478,121	0.20
CANADA	2,472,484,283	1.67
CAYMAN ISLANDS	81,942,026	0.06
CHILE	33,370,889	0.02
CHINA	51,059,813	0.03
COLOMBIA	4,251,157	0.00
CROATIA	7,466,415	0.01
CZECH REPUBLIC	14,964,283	0.01
DENMARK	137,406,664	0.09
EGYPT	14,960,808	0.01
FINLAND	592,333,415	0.40
FRANCE	3,782,891,468	2.56
GERMANY	3,416,356,195	2.31
GREECE	64,480,995	0.04
HONG KONG	831,679,336	0.56
HUNGARY	14,898,479	0.01
INDIA	202,086,493	0.14
INDONESIA	63,126,965	0.04
IRELAND	176,466,855	0.12
ISRAEL	210,704,155	0.14
ITALY	1,175,353,601	0.79

Country	Value	% of market value

JAPAN	$5,934,348,846	4.01%
JORDAN	1,507,936	0.00
KAZAKHSTAN	26,256,485	0.02
LUXEMBOURG	58,412,150	0.04
MALAYSIA	172,977,061	0.12
MEXICO	142,189,830	0.10
MOROCCO	5,875,087	0.00
NETHERLANDS	1,372,438,228	0.93
NEW ZEALAND	57,130,487	0.04
NORWAY	323,066,039	0.22
PAKISTAN	4,283,465	0.00
PERU	12,546,264	0.01
PHILIPPINES	67,532,264	0.05
POLAND	37,072,941	0.03
PORTUGAL	47,833,014	0.03
REPUBLIC OF KOREA	376,605,390	0.25
RUSSIA	370,182,208	0.25
SINGAPORE	454,014,402	0.31
SOUTH AFRICA	174,776,155	0.12
SPAIN	768,080,238	0.52
SWEDEN	539,451,225	0.36
SWITZERLAND	2,143,541,726	1.45
TAIWAN (REPUBLIC OF CHINA)	370,308,677	0.25
THAILAND	92,504,504	0.06
TURKEY	28,794,039	0.02
UNITED KINGDOM	5,854,592,674	3.95

TOTAL FOREIGN	35,185,402,687	23.77

TOTAL PORTFOLIO	$148,041,467,165	100.00%

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	45

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2007

Shares		Company	Value (000)	% of net assets

COMMON STOCKS

AGRICULTURAL SERVICES			$3,097	0.02%

AMUSEMENT AND RECREATION SERVICES
275,268		Nintendo Co Ltd	100,430	0.59
		Other	81,122	0.47

			181,552	1.06

APPAREL AND ACCESSORY STORES			78,755	0.46

APPAREL AND OTHER TEXTILE PRODUCTS			27,172	0.16

AUTO REPAIR, SERVICES AND PARKING			7,109	0.04

AUTOMOTIVE DEALERS AND SERVICE STATIONS			21,772	0.13

BUILDING MATERIALS AND GARDEN SUPPLIES			54,725	0.32

BUSINESS SERVICES
4,227,447		Microsoft Corp	124,583	0.72
		Other	578,940	3.37

			703,523	4.09

CHEMICALS AND ALLIED PRODUCTS
911,831		Akzo Nobel NV	78,709	0.46
3,236,715		Pfizer, Inc	82,763	0.48
1,344,567		Procter & Gamble Co	82,274	0.48
581,661		Roche Holding AG.	103,062	0.60
1,703,250		Teva Pharmaceutical Industries Ltd (ADR)	70,259	0.41
		Other	969,112	5.63

			1,386,179	8.06

COAL MINING			42,600	0.25

COMMUNICATIONS
2,708,681		AT&T, Inc	112,410	0.66
4,177,733		Royal KPN NV	69,312	0.40
		Other	600,219	3.49

			781,941	4.55

DEPOSITORY INSTITUTIONS
2,702,661	e	ABN AMRO Holding NV	123,923	0.72
2,091,859		Bank of America Corp	102,271	0.59
6,899,280		Barclays plc	95,989	0.56
2,473,908		Citigroup, Inc	126,887	0.74
4,950,056		HSBC Holdings plc	90,638	0.53
1,819,328		JPMorgan Chase & Co	88,146	0.51
7,455,697		Royal Bank of Scotland Group plc	94,341	0.55
9,727,418		UniCredito Italiano S.p.A	86,881	0.50
1,933,627		Wells Fargo & Co	68,006	0.40
		Other	1,125,888	6.55

			2,002,970	11.65

46	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2007

Shares		Company	Value (000)	% of net assets

EATING AND DRINKING PLACES
16,888,512		Compass Group plc	$116,616	0.68%
		Other	89,233	0.52

			205,849	1.20

EDUCATIONAL SERVICES			4,993	0.03

ELECTRIC, GAS, AND SANITARY SERVICES			724,350	4.21

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
584,325	*	Apple Computer, Inc	71,311	0.42
3,279,048	*	Cisco Systems, Inc	91,321	0.53
5,517,197		Intel Corp	131,089	0.76
		Other	712,222	4.14

			1,005,943	5.85

ENGINEERING AND MANAGEMENT SERVICES			49,949	0.29

FABRICATED METAL PRODUCTS			71,260	0.41

FOOD AND KINDRED PRODUCTS
1,168,128		PepsiCo, Inc	75,753	0.44
		Other	457,962	2.66

			533,715	3.10
FOOD STORES
7,866,341		Tesco plc	65,815	0.38
		Other	73,450	0.43

			139,265	0.81

FORESTRY			4,387	0.03

FURNITURE AND FIXTURES			16,841	0.10

FURNITURE AND HOME FURNISHINGS STORES			20,671	0.12

GENERAL BUILDING CONTRACTORS			123,491	0.72

GENERAL MERCHANDISE STORES			156,581	0.91

HEALTH SERVICES			143,000	0.83

HEAVY CONSTRUCTION, EXCEPT BUILDING
1,197,104	e	Bouygues S.A.	100,300	0.58
		Other	55,856	0.33

			156,156	0.91

HOLDING AND OTHER INVESTMENT OFFICES
2,129,978	e	iShares MSCI EAFE Index Fund	172,038	1.00
703,265	e	iShares S&P Europe 350 Index Fund	82,233	0.48
1,842,865	e	SPDR Trust Series 1	277,222	1.61
		Other	258,116	1.50

			789,609	4.59

HOTELS AND OTHER LODGING PLACES
2,062,718		Accor S.A.	182,346	1.06
		Others	134,034	0.78

			316,380	1.84

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	47

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2007

Shares		Company	Value (000)	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
394,709	e	Alstom RGPT	$65,819	0.39%
4,635,821		General Electric Co	177,459	1.03
1,580,208		Hewlett-Packard Co	70,509	0.41
885,635		International Business Machines Corp	93,213	0.54
		Other	404,047	2.35

			811,047	4.72

INSTRUMENTS AND RELATED PRODUCTS
1,358,319		Johnson & Johnson	83,700	0.49
		Other	250,473	1.45

			334,173	1.94

INSURANCE AGENTS, BROKERS AND SERVICE
2,547,024		Marsh & McLennan Cos, Inc	78,652	0.46
		Other	109,258	0.63

			187,910	1.09

INSURANCE CARRIERS
974,921		American International Group, Inc	68,274	0.40
230,372		Zurich Financial Services AG.	71,215	0.41
		Other	858,554	4.99

			998,043	5.80

JUSTICE, PUBLIC ORDER AND SAFETY			808	0.00	**

LEATHER AND LEATHER PRODUCTS			30,123	0.17

LOCAL AND INTERURBAN PASSENGER TRANSIT			4,434	0.03

LUMBER AND WOOD PRODUCTS			695	0.00	**

METAL MINING			286,601	1.67

MISCELLANEOUS MANUFACTURING INDUSTRIES			46,704	0.27

MISCELLANEOUS RETAIL			147,047	0.86

MOTION PICTURES			103,663	0.60

NONDEPOSITORY INSTITUTIONS			204,676	1.19

NONMETALLIC MINERALS, EXCEPT FUELS			27,473	0.16

OIL AND GAS EXTRACTION			489,965	2.85

PAPER AND ALLIED PRODUCTS
2,543,559	*	Anglo American plc	149,337	0.87
		Other	57,220	0.33

			206,557	1.20

PERSONAL SERVICES			12,469	0.07

48	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2007

Shares		Company		Value (000)	% of net assets

PETROLEUM AND COAL PRODUCTS
7,283,574		BP plc		$87,638	0.51%
965,222		Chevron Corp		81,310	0.47
2,240,315		ENI S.p.A.		81,228	0.47
2,542,151		Exxon Mobil Corp		213,236	1.24
1,248,560		Occidental Petroleum Corp		72,267	0.42
1,801,064		Royal Dutch Shell plc (A Shares)		73,323	0.43
		Other		338,795	1.97

				947,797	5.51

PIPELINES, EXCEPT NATURAL GAS				12,361	0.07

PRIMARY METAL INDUSTRIES
213,243	e	Vallourec		68,179	0.39
		Other		204,291	1.19

				272,470	1.58

PRINTING AND PUBLISHING				101,078	0.59

RAILROAD TRANSPORTATION				74,744	0.43

REAL ESTATE				283,637	1.65

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				49,370	0.29

SECURITY AND COMMODITY BROKERS				284,362	1.65

SOCIAL SERVICES				1,296	0.01

SPECIAL TRADE CONTRACTORS				2,165	0.01

STONE, CLAY, AND GLASS PRODUCTS				132,105	0.77

TEXTILE MILL PRODUCTS				2	0.00	**

TOBACCO PRODUCTS
1,398,033		Altria Group, Inc		98,058	0.57
		Other		73,384	0.43

				171,442	1.00

TRANSPORTATION BY AIR				59,570	0.35

TRANSPORTATION EQUIPMENT
804,583		Siemens AG.		115,218	0.67
		Other		499,209	2.90

				614,427	3.57

TRANSPORTATION SERVICES				21,463	0.12

TRUCKING AND WAREHOUSING				118,987	0.69

WATER TRANSPORTATION				55,309	0.32

WHOLESALE TRADE-DURABLE GOODS				75,357	0.44

WHOLESALE TRADE-NONDURABLE GOODS				144,245	0.84

		TOTAL COMMON STOCKS	(Cost $15,498,866)	17,068,410	99.25

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	49

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2007

Shares	Company		Value (000)	% of net assets

WARRANTS

HOTELS AND OTHER LODGING PLACES			$335	0.00	% **

REAL ESTATE			15	0.00	**

	TOTAL WARRANTS	(Cost $26)	350	0.00	**

Principal	Issuer

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT			20,000	0.11

COMMERCIAL PAPER			491,465	2.86

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
$125,700,000	Federal Home Loan Bank (FHLB)	0.000%, 07/18/07–07/30/07	125,283	0.73
225,914,000	Federal Home Loan Mortgage Corp
	(FHLMC)	0.000%, 07/02/07–09/17/07	225,325	1.31
217,505,000	Federal National Mortgage Association
	(FNMA)	0.000%, 07/20/07–09/28/07	216,289	1.26

			566,897	3.30

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
488,809,528	State Street Navigator Securities Lending Prime Portfolio		488,810	2.84

			488,810	2.84

	TOTAL SHORT-TERM INVESTMENTS	(Cost $1,567,030)
	(includes $1,543,810 of cash collateral for securities on loan)		1,567,172	9.11

	TOTAL PORTFOLIO	(Cost $17,065,922)	18,635,932	108.36

	OTHER ASSETS & LIABILITIES, NET		(1,438,540)	(8.36)

	NET ASSETS		$17,197,392	100.00%

ABBREVIATIONS:

ADR	American Depositary Receipt
plc	Public Limited Company
SPDR	Standard & Poor’s Depository Receipt

*	Non-income producing.

**	Percentage represents less than 0.01%.

e	All or a portion of these securities are out on loan.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

50	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2007

Country	Value	% of market value

DOMESTIC
UNITED STATES	$9,756,478,501	52.35%

TOTAL DOMESTIC	9,756,478,501	52.35

FOREIGN
ARGENTINA	1,427,916	0.01
AUSTRALIA	363,007,357	1.95
AUSTRIA	44,048,226	0.24
BELGIUM	69,019,996	0.37
BRAZIL	36,176,915	0.19
CANADA	539,476,257	2.89
CAYMAN ISLANDS	25,690,558	0.14
CHINA	2,554,750	0.01
CROATIA	4,162,500	0.02
DENMARK	42,728,888	0.23
FINLAND	153,655,755	0.82
FRANCE	1,081,283,144	5.80
GERMANY	664,797,645	3.57
GREECE	31,747,296	0.17
HONG KONG	191,754,742	1.03
INDIA	27,449,432	0.15
INDONESIA	15,672,173	0.08
IRELAND	116,276,014	0.62
ISRAEL	70,259,063	0.38

Country	Value	% of market value

ITALY	$305,103,792	1.64%
JAPAN	1,391,326,986	7.47
KAZAKHSTAN	2,677,584	0.01
MALAYSIA	73,758,541	0.40
MEXICO	2,583,000	0.01
NETHERLANDS	467,460,370	2.51
NEW ZEALAND	11,186,646	0.06
NORWAY	99,565,465	0.53
PHILIPPINES	60,594,627	0.33
PORTUGAL	12,332,690	0.07
RUSSIA	34,913,837	0.19
SINGAPORE	184,243,935	0.99
SOUTH KOREA	16,444,572	0.09
SPAIN	231,835,901	1.24
SWEDEN	142,331,950	0.76
SWITZERLAND	503,060,895	2.70
TAIWAN	25,791,541	0.14
THAILAND	36,551,751	0.20
TURKEY	1,601,730	0.01
UNITED KINGDOM	1,794,898,796	9.63

TOTAL FOREIGN	8,879,453,236	47.65

TOTAL PORTFOLIO	$18,635,931,737	100.00%

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	51

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF GROWTH ACCOUNT ▪ JUNE 30, 2007

Shares		Company	Value (000)	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
436,300		Nintendo Co Ltd	$159,181	1.27%
		Other	70,335	0.56

			229,516	1.83

APPAREL AND ACCESSORY STORES			60,311	0.48

APPAREL AND OTHER TEXTILE PRODUCTS			71,449	0.57

AUTO REPAIR, SERVICES AND PARKING			1,859	0.01

AUTOMOTIVE DEALERS AND SERVICE STATIONS			7,462	0.06

BUILDING MATERIALS AND GARDEN SUPPLIES
3,045,734		Lowe’s Cos, Inc	93,474	0.75
		Other	16,878	0.13

			110,352	0.88

BUSINESS SERVICES
5,364,699	*	Adobe Systems, Inc	215,393	1.72
4,702,661	*	eBay, Inc	151,332	1.21
686,435	*	Google, Inc (Class A)	359,266	2.87
3,026,992	*	Intuit, Inc	91,052	0.73
5,749,636		Microsoft Corp	169,442	1.35
3,178,398		Omnicom Group, Inc	168,201	1.34
5,024,700	*	Oracle Corp	99,037	0.79
3,483,475	*	Yahoo!, Inc	94,507	0.75
		Other	330,503	2.64

			1,678,733	13.40

CHEMICALS AND ALLIED PRODUCTS
3,665,418		Abbott Laboratories	196,283	1.57
2,479,909		Colgate-Palmolive Co	160,822	1.28
1,900,769	*	Genentech, Inc	143,812	1.15
4,994,228	*	Gilead Sciences, Inc	193,626	1.54
3,722,817		Merck & Co, Inc	185,396	1.48
3,404,941	e	Monsanto Co	229,970	1.84
5,623,772		Schering-Plough Corp	171,188	1.37
4,039,469		Teva Pharmaceutical Industries Ltd (ADR)	166,628	1.33
		Other	375,055	2.99

			1,822,780	14.55

COAL MINING			9,447	0.08

COMMUNICATIONS
2,073,677		AT&T, Inc	86,058	0.69
3,483,259	*	Comcast Corp (Class A)	97,949	0.78
		Other	176,558	1.41

			360,565	2.88

DEPOSITORY INSTITUTIONS			91,416	0.73

EATING AND DRINKING PLACES			23,763	0.19

EDUCATIONAL SERVICES			28,848	0.23

52	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GROWTH ACCOUNT ▪ JUNE 30, 2007

Shares		Company	Value (000)	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES			$99,577	0.79%

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
2,206,792	*	Apple Computer, Inc	269,317	2.15
13,057,945	*	Cisco Systems, Inc	363,664	2.90
2,589,807		Cooper Industries Ltd (Class A)	147,852	1.18
8,773,938		Intel Corp	208,469	1.67
2,575,213		Maxim Integrated Products, Inc	86,038	0.69
6,187,689		Qualcomm, Inc	268,484	2.14
477,614	*	Research In Motion Ltd	95,518	0.76
		Other	401,824	3.21

			1,841,166	14.70

ENGINEERING AND MANAGEMENT SERVICES
2,743,158	e*	Celgene Corp	157,265	1.26
843,974	e	Fluor Corp	93,993	0.75
		Other	60,658	0.48

			311,916	2.49

FABRICATED METAL PRODUCTS			11,556	0.09

FOOD AND KINDRED PRODUCTS
3,018,865		PepsiCo, Inc	195,774	1.56
		Other	53,447	0.43

			249,221	1.99

FOOD STORES			6,530	0.05

FORESTRY			139	0.00	**

FURNITURE AND FIXTURES			7,167	0.06

FURNITURE AND HOME FURNISHINGS STORES			65,333	0.52

GENERAL BUILDING CONTRACTORS			1,090	0.01

GENERAL MERCHANDISE STORES
2,063,385	e	Target Corp	131,231	1.05
		Other	50,211	0.40

			181,442	1.45

HEALTH SERVICES			135,071	1.08

HEAVY CONSTRUCTION, EXCEPT BUILDING			2,518	0.02

HOLDING AND OTHER INVESTMENT OFFICES			84,626	0.68

HOTELS AND OTHER LODGING PLACES
4,013,908		Hilton Hotels Corp	134,346	1.07
		Other	130,957	1.05

			265,303	2.12

INDUSTRIAL MACHINERY AND EQUIPMENT
1,108,313		Caterpillar, Inc	86,781	0.69
5,095,083		Hewlett-Packard Co	227,343	1.82
3,631,715		International Game Technology	144,179	1.15
		Other	356,298	2.84

			814,601	6.50

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	53

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GROWTH ACCOUNT ▪ JUNE 30, 2007

Shares		Company	Value (000)	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
892,363		Alcon, Inc	$120,389	0.96%
4,962,963		Emerson Electric Co	232,267	1.85
961,174	e*	Zimmer Holdings, Inc	81,594	0.65
		Other	285,448	2.28

			719,698	5.74

INSURANCE AGENTS, BROKERS AND SERVICE			1,169	0.01

INSURANCE CARRIERS			174,081	1.39

JUSTICE, PUBLIC ORDER AND SAFETY			1,298	0.01

LEATHER AND LEATHER PRODUCTS
1,807,366	*	Coach, Inc	85,651	0.68
		Other	1,144	0.01

			86,795	0.69

METAL MINING			14,948	0.12

MISCELLANEOUS MANUFACTURING INDUSTRIES			2,032	0.02

MISCELLANEOUS RETAIL
6,469,069		CVS Corp	235,798	1.88
		Other	72,110	0.58

			307,908	2.46

MOTION PICTURES			25,259	0.20

NONDEPOSITORY INSTITUTIONS
2,374,500		American Express Co	145,272	1.16
		Other	96,800	0.77

			242,072	1.93

NONMETALLIC MINERALS, EXCEPT FUELS			4,774	0.04

OIL AND GAS EXTRACTION
823,562	*	National Oilwell Varco, Inc	85,848	0.69
1,635,715		Schlumberger Ltd	138,937	1.11
2,487,658	e	XTO Energy, Inc	149,508	1.19
		Other	138,389	1.10

			512,682	4.09

PAPER AND ALLIED PRODUCTS
2,069,616	*	Anglo American plc	121,511	0.97
		Other	6,134	0.05

			127,645	1.02

PERSONAL SERVICES			4,465	0.04

PETROLEUM AND COAL PRODUCTS			197,607	1.58

PRIMARY METAL INDUSTRIES			90,808	0.72

PRINTING AND PUBLISHING			13,314	0.11

RAILROAD TRANSPORTATION			51,264	0.41

REAL ESTATE			6,391	0.05

54	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF GROWTH ACCOUNT ▪ JUNE 30, 2007

Shares		Company		Value (000)	% of net assets

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				$81,501	0.65%

SECURITY AND COMMODITY BROKERS
7,919,500		Charles Schwab Corp		162,508	1.30
315,202	e	Chicago Mercantile Exchange Holdings, Inc		168,431	1.34
621,103		Goldman Sachs Group, Inc		134,624	1.07
		Other		138,895	1.11

				604,458	4.82

SPECIAL TRADE CONTRACTORS				1,180	0.01

STONE, CLAY, AND GLASS PRODUCTS				22,990	0.18

TOBACCO PRODUCTS				31,404	0.25

TRANSPORTATION BY AIR				17,790	0.14

TRANSPORTATION EQUIPMENT
2,298,060		Boeing Co		220,981	1.77
2,579,323		United Technologies Corp		182,951	1.46
		Other		117,955	0.94

				521,887	4.17

TRANSPORTATION SERVICES				7,157	0.06

TRUCKING AND WAREHOUSING				30,308	0.24

WATER TRANSPORTATION				4,325	0.03

WHOLESALE TRADE-DURABLE GOODS				10,578	0.08

WHOLESALE TRADE-NONDURABLE GOODS				23,332	0.19

		TOTAL COMMON STOCKS	(Cost $10,890,175)	12,514,877	99.89

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
546,240,340		State Street Navigator Securities Lending Prime Portfolio		546,240	4.36

				546,240	4.36

		TOTAL SHORT-TERM INVESTMENTS	(Cost $546,240)	546,240	4.36

		TOTAL PORTFOLIO	(Cost $11,436,415)	13,061,117	104.25

		OTHER ASSETS & LIABILITIES, NET		(531,874)	(4.25)

		NET ASSETS		$12,529,243	100.00%

ABBREVIATIONS:

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing.

**	Percentage represents less than 0.01%.

e	All or a portion of these securities are out on loan.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	55

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

CREF GROWTH ACCOUNT ▪ JUNE 30, 2007

Country	Value	% of market value

DOMESTIC
UNITED STATES	$12,186,863,469	93.31%

TOTAL DOMESTIC	12,186,863,469	93.31

FOREIGN
CANADA	11,939,643	0.09
FINLAND	49,877,114	0.38
FRANCE	104,308,028	0.80
ISRAEL	166,628,096	1.28
JAPAN	159,181,182	1.22
MEXICO	80,577,123	0.62
NETHERLANDS	11,491,132	0.09
SWITZERLAND	15,073,084	0.11
TAIWAN	13,368,243	0.10
UNITED KINGDOM	261,810,158	2.00

TOTAL FOREIGN	874,253,803	6.69

TOTAL PORTFOLIO	$13,061,117,272	100.00%

56	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2007

Shares		Company	Value (000)	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$573	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK			1,719	0.01

AGRICULTURAL SERVICES			189	0.00	**

AMUSEMENT AND RECREATION SERVICES
1,401,024		Walt Disney Co	47,831	0.40
		Other	29,319	0.24

			77,150	0.64

APPAREL AND ACCESSORY STORES			80,103	0.67

APPAREL AND OTHER TEXTILE PRODUCTS			24,549	0.20

AUTO REPAIR, SERVICES AND PARKING			11,771	0.10

AUTOMOTIVE DEALERS AND SERVICE STATIONS			21,847	0.18

BUILDING MATERIALS AND GARDEN SUPPLIES
1,392,282		Home Depot, Inc	54,786	0.45
		Other	37,181	0.31

			91,967	0.76

BUSINESS SERVICES
162,101	*	Google, Inc (Class A)	84,840	0.70
5,821,800		Microsoft Corp	171,568	1.43
2,725,465	*	Oracle Corp	53,719	0.45
		Other	529,200	4.40

			839,327	6.98

CHEMICALS AND ALLIED PRODUCTS
1,088,942		Abbott Laboratories	58,313	0.49
819,785	e*	Amgen, Inc	45,326	0.38
1,391,202	e	Bristol-Myers Squibb Co	43,906	0.37
1,532,145	e	Merck & Co, Inc	76,301	0.63
4,961,458		Pfizer, Inc	126,864	1.06
2,226,034		Procter & Gamble Co	136,211	1.13
950,853		Wyeth	54,522	0.45
		Other	519,986	4.32

			1,061,429	8.83

COAL MINING			21,688	0.18

COMMUNICATIONS
4,358,755	e	AT&T, Inc	180,888	1.51
2,087,831	e*	Comcast Corp (Class A)	58,710	0.49
2,052,548		Verizon Communications, Inc	84,503	0.70
		Other	257,759	2.14

			581,860	4.84

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	57

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2007

Shares		Company	Value (000)	% of net assets

DEPOSITORY INSTITUTIONS
3,137,164		Bank of America Corp	$153,376	1.28%
3,498,146		Citigroup, Inc	179,420	1.49
2,415,076		JPMorgan Chase & Co	117,010	0.97
1,352,541	e	Wachovia Corp	69,318	0.58
2,373,523		Wells Fargo & Co	83,477	0.69
		Other	441,207	3.67

			1,043,808	8.68

EATING AND DRINKING PLACES
844,110		McDonald’s Corp	42,847	0.35
		Other	59,692	0.50

			102,539	0.85

EDUCATIONAL SERVICES			18,030	0.15

ELECTRIC, GAS, AND SANITARY SERVICES			476,089	3.96

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
611,470	*	Apple Computer, Inc	74,624	0.62
4,321,163	*	Cisco Systems, Inc	120,344	1.00
4,107,539		Intel Corp	97,595	0.81
1,178,362		Qualcomm, Inc	51,129	0.42
		Other	402,441	3.35

			746,133	6.20

ENGINEERING AND MANAGEMENT SERVICES			101,692	0.85

ENVIRONMENTAL QUALITY AND HOUSING			241	0.00	**

FABRICATED METAL PRODUCTS			63,149	0.53

FOOD AND KINDRED PRODUCTS
1,600,057	e	Coca-Cola Co	83,699	0.70
1,151,557		PepsiCo, Inc	74,678	0.62
		Other	211,530	1.76

			369,907	3.08

FOOD STORES			40,500	0.34

FORESTRY			14,590	0.12

FURNITURE AND FIXTURES			37,926	0.32

FURNITURE AND HOME FURNISHINGS STORES			22,827	0.19

GENERAL BUILDING CONTRACTORS			30,457	0.25

GENERAL MERCHANDISE STORES
1,704,573		Wal-Mart Stores, Inc	82,007	0.68
		Other	109,747	0.91

			191,754	1.59

HEALTH SERVICES			157,273	1.31

HEAVY CONSTRUCTION, EXCEPT BUILDING			7,519	0.06

HOLDING AND OTHER INVESTMENT OFFICES			304,678	2.53

HOTELS AND OTHER LODGING PLACES			62,774	0.52

58	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2007

Shares		Company	Value (000)	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
1,605,885	*	Dell, Inc	$45,848	0.38%
7,272,957		General Electric Co	278,409	2.31
1,892,096	e	Hewlett-Packard Co	84,425	0.70
1,049,696		International Business Machines Corp	110,480	0.92
		Other	305,061	2.54

			824,223	6.85

INSTRUMENTS AND RELATED PRODUCTS
2,047,663		Johnson & Johnson	126,177	1.05
		Other	381,187	3.17

			507,364	4.22

INSURANCE AGENTS, BROKERS AND SERVICE			53,972	0.45

INSURANCE CARRIERS
1,584,501		American International Group, Inc	110,963	0.92
947,362		UnitedHealth Group, Inc	48,448	0.40
		Other	420,768	3.50

			580,179	4.82

JUSTICE, PUBLIC ORDER AND SAFETY			3,753	0.03

LEATHER AND LEATHER PRODUCTS			18,915	0.16

LEGAL SERVICES			1,720	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT			2,285	0.02

LUMBER AND WOOD PRODUCTS			3,299	0.03

METAL MINING			47,444	0.39

MISCELLANEOUS MANUFACTURING INDUSTRIES
1,378,602	*	Tyco International Ltd	46,583	0.39
		Other	24,513	0.20

			71,096	0.59

MISCELLANEOUS RETAIL			160,806	1.34

MOTION PICTURES
2,676,875		Time Warner, Inc	56,321	0.47
		Other	81,350	0.68

			137,671	1.15

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS			327	0.00	**

NONDEPOSITORY INSTITUTIONS
732,095		American Express Co	44,790	0.37
687,844		Fannie Mae	44,937	0.38
		Other	125,306	1.04

			215,033	1.79

NONMETALLIC MINERALS, EXCEPT FUELS			11,443	0.10

OIL AND GAS EXTRACTION
829,485		Schlumberger Ltd	70,457	0.59
		Other	294,086	2.44

			364,543	3.03

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2007

Shares		Company	Value (000)	% of net assets

PAPER AND ALLIED PRODUCTS			$63,007	0.52%

PERSONAL SERVICES			18,426	0.15

PETROLEUM AND COAL PRODUCTS
1,519,400		Chevron Corp	127,994	1.06
1,155,360		ConocoPhillips	90,696	0.75
3,995,486		Exxon Mobil Corp	335,141	2.79
		Other	205,211	1.71

			759,042	6.31

PIPELINES, EXCEPT NATURAL GAS			11,590	0.10

PRIMARY METAL INDUSTRIES			129,140	1.07

PRINTING AND PUBLISHING			69,535	0.58

RAILROAD TRANSPORTATION			76,958	0.64

REAL ESTATE			15,664	0.13

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			36,517	0.30

SECURITY AND COMMODITY BROKERS
283,045		Goldman Sachs Group, Inc	61,350	0.51
613,774		Merrill Lynch & Co, Inc	51,299	0.43
745,045		Morgan Stanley	62,494	0.52
		Other	212,883	1.77

			388,026	3.23

SOCIAL SERVICES			1,501	0.01

SPECIAL TRADE CONTRACTORS			8,280	0.07

STONE, CLAY, AND GLASS PRODUCTS
509,135	e	3M Co	44,188	0.37
		Other	15,163	0.12

			59,351	0.49

TEXTILE MILL PRODUCTS			676	0.01

TOBACCO PRODUCTS

1,486,883		Altria Group, Inc	104,290	0.87
		Other	20,947	0.17

			125,237	1.04

TRANSPORTATION BY AIR			61,121	0.51

TRANSPORTATION EQUIPMENT
556,658		Boeing Co	53,528	0.45
702,924		United Technologies Corp	49,858	0.41
		Other	198,434	1.65

			301,820	2.51

TRANSPORTATION SERVICES			21,529	0.18

TRUCKING AND WAREHOUSING			46,323	0.39

WATER TRANSPORTATION			32,816	0.27

60	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2007

Shares	Company		Value (000)	% of net assets

WHOLESALE TRADE-DURABLE GOODS			$48,940	0.41%

WHOLESALE TRADE-NONDURABLE GOODS			72,776	0.61

	TOTAL COMMON STOCKS	(Cost $8,345,567)	11,958,406	99.44

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES†			18,906	0.16

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
2,409,494,469	State Street Navigator Securities Lending Prime Portfolio		2,409,494	20.03

			2,409,494	20.03

	TOTAL SHORT-TERM INVESTMENTS	(Cost $2,428,397)	2,428,400	20.19

	TOTAL PORTFOLIO	(Cost $10,773,964)	14,386,806	119.63

	OTHER ASSETS & LIABILITIES, NET		(2,360,538)	(19.63)

	NET ASSETS		$12,026,268	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

e	All or a portion of these securities are out on loan.

†	Notes mature 07/05/07–07/26/07.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	61

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2007

Principal		Issuer		Rating†	Value (000)	% of net assets

BONDS

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES					$4,143	0.06%

ASSET BACKED
$31,815,273	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2003-6 (Class 1A7)	4.277%, 09/25/33	Aaa	30,208	0.44
28,400,000	i	Citicorp Mortgage Securities, Inc
		Series 2006-1 (Class A3)	5.706%, 07/25/36	Aaa	28,224	0.41
45,000,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340%, 09/17/13	Aaa	44,975	0.65
35,000,000		Hyundai Auto Receivables Trust
		Series 2006-A (Class A3)	5.130%, 06/15/10	Aaa	34,954	0.51
40,000,000		Hyundai Auto Receivables Trust
		Series 2006-B (Class A4)	5.150%, 05/15/13	Aaa	39,655	0.57
30,800,000		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110%, 03/15/10	Aaa	30,696	0.45
30,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440%, 09/25/36	Aaa	29,599	0.43
29,810,170	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096%, 12/20/31	Aaa	29,120	0.42
38,000,000		Volkswagen Auto Lease Trust Series 2006-A (Class A3)	5.500%, 09/21/09	Aaa	38,052	0.55
		Other			517,535	7.50

					823,018	11.93

BUILDING MATERIALS AND GARDEN SUPPLIES					12,706	0.18

CHEMICALS AND ALLIED PRODUCTS					16,219	0.24

COMMUNICATIONS					163,977	2.38

DEPOSITORY INSTITUTIONS
41,800,000	g	Depfa ACS Bank	5.125%, 03/16/37	Aaa	38,302	0.56
		Other			234,585	3.40

					272,887	3.96

ELECTRIC, GAS, AND SANITARY SERVICES					123,553	1.79

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT					6,215	0.09

FOOD AND KINDRED PRODUCTS					41,428	0.60

FOOD STORES					10,635	0.15

FORESTRY					2,678	0.04

GENERAL BUILDING CONTRACTORS					3,251	0.05

GENERAL MERCHANDISE STORES					25,487	0.37

HEALTH SERVICES					3,533	0.05

HOLDING AND OTHER INVESTMENT OFFICES					34,336	0.50

HOTELS AND OTHER LODGING PLACES					1,735	0.03

INDUSTRIAL MACHINERY AND EQUIPMENT					19,522	0.28

INSTRUMENTS AND RELATED PRODUCTS					9,245	0.13

INSURANCE CARRIERS					81,363	1.18

METAL MINING					8,799	0.13

62	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2007

Principal		Issuer		Rating†	Value (000)	% of net assets

MISCELLANEOUS MANUFACTURING INDUSTRIES					$3,258	0.05%

MISCELLANEOUS RETAIL					11,181	0.16

MOTION PICTURES					37,182	0.54

NONDEPOSITORY INSTITUTIONS
$52,000,000	g	BA Covered Bond Issuer	5.500%, 06/14/12	Aaa	52,176	0.76
		Other			179,866	2.60

					232,042	3.36

OIL AND GAS EXTRACTION					90,065	1.31

OTHER MORTGAGE BACKED SECURITIES
41,708,382		Citimortgage Alternative Loan Trust
		Series 2006-A1 (Class 2A1)	5.250%, 03/25/21	Aaa	40,496	0.59
		Other			448,634	6.50

					489,130	7.09

PAPER AND ALLIED PRODUCTS					5,297	0.08

PETROLEUM AND COAL PRODUCTS					16,472	0.24

PIPELINES, EXCEPT NATURAL GAS					25,875	0.38

PRIMARY METAL INDUSTRIES					1,003	0.01

PRINTING AND PUBLISHING					7,263	0.10

RAILROAD TRANSPORTATION					32,844	0.48

REAL ESTATE					1,717	0.02

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS					1,740	0.03

SECURITY AND COMMODITY BROKERS					102,870	1.49

TRANSPORTATION BY AIR					9,749	0.14

TRANSPORTATION EQUIPMENT					41,736	0.60

WHOLESALE TRADE-DURABLE GOODS					10,523	0.15

WHOLESALE TRADE-NONDURABLE GOODS					14,203	0.21

		TOTAL CORPORATE BONDS (Cost $2,841,309)			2,798,880	40.58

GOVERNMENT BONDS

AGENCY SECURITIES
73,660,000	e	Federal Home Loan Mortgage Corp
		(FHLMC)	4.000–6.000%, 08/17/07–06/27/16	Aaa	73,758	1.07
104,200,000	e	FHLMC	4.875–5.500%, 09/16/08–08/20/12	Aaa	104,030	1.51
36,399,000	e	FHLMC	5.875%, 03/21/11	Aa2	37,040	0.54
31,500,000		Federal National Mortgage Association (FNMA)	5.250%, 12/03/07	Aaa	31,482	0.46
79,000,000		FNMA	6.000%, 05/15/08	Aaa	79,445	1.15
70,000,000	e	FNMA	5.000%, 09/15/08	Aaa	69,830	1.01
		Other			167,098	2.42

					562,683	8.16

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2007

Principal		Issuer		Rating†	Value (000)	% of net assets

FOREIGN GOVERNMENT BONDS
$30,000,000	g	Hypothekenbank in Essen AG.	5.000%, 01/20/12	Aaa	$29,605	0.43%
		Other			164,773	2.39

					194,378	2.82
MORTGAGE BACKED SECURITIES
30,432,274		Federal Home Loan Mortgage Corp (FHLMC)	6.000%, 09/15/16		30,621	0.44
30,855,933	i	FHLMC	5.650%, 03/01/37		31,012	0.45
39,397,750	i	FHLMC	5.803%, 03/01/37		39,467	0.57
56,000,000	h	FHLMC	6.000%, 08/15/37		55,422	0.80
64,496,239		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 06/01/21		61,242	0.89
30,036,434		FGLMC	5.500%, 12/01/33		29,108	0.42
78,807,535		FGLMC	5.000%, 01/01/34		74,257	1.08
29,960,872		FGLMC	5.500%, 06/01/35		28,964	0.42
62,720,731		FGLMC	5.500%, 01/01/37		60,524	0.88
37,748,302		FGLMC	5.500%, 04/01/37		36,408	0.53
54,574,384		FGLMC	5.500%, 05/01/37		52,636	0.76
56,958,969		Federal National Mortgage Association (FNMA)	5.000%, 11/01/33		53,653	0.78
91,554,029		FNMA	5.000%, 08/01/34		86,146	1.25
90,510,226		FNMA	5.500%, 02/01/35		87,695	1.27
33,159,907		FNMA	5.500%, 04/01/35		32,105	0.46
36,381,745		FNMA	5.500%, 09/01/35		35,250	0.51
67,745,371	i	FNMA	5.896%, 11/01/36		68,020	0.99
61,844,647		FNMA	6.000%, 06/01/37		61,207	0.89
213,000,000	h	FNMA	6.000%, 08/25/37		210,537	3.05
165,000,000	h	FNMA	6.500%, 08/25/37		166,392	2.41
68,000,000	h	Government National Mortgage Association (GNMA)	5.500%, 08/15/37		65,939	0.96
		Other			1,053,858	15.28

					2,420,463	35.09

MUNICIPAL BONDS					1,919	0.03

U.S. TREASURY SECURITIES
282,505,000	d,e	United States Treasury Bond	8.000%, 11/15/21		361,612	5.24
44,400,000	e	United States Treasury Bond	5.250%, 02/15/29		44,752	0.65
87,525,000	e	United States Treasury Note	4.375–5.125%, 01/31/08–06/30/12		87,068	1.26
49,435,000	e	United States Treasury Note	5.000%, 07/31/08		49,431	0.72
64,260,000	e	United States Treasury Note	4.625%, 02/29/12		63,454	0.92
45,069,000	e	United States Treasury Note	4.750%, 05/31/12		44,719	0.65
116,485,000	e	United States Treasury Note	4.500%, 05/15/17		111,716	1.62
		Other			26,963	0.39

					789,715	11.45

		TOTAL GOVERNMENT BONDS (Cost $4,033,078)			3,969,158	57.55

		TOTAL BONDS (Cost $6,874,387)			6,768,038	98.13

PREFERRED STOCKS
DEPOSITORY INSTITUTIONS					3,452	0.05

		TOTAL PREFERRED STOCKS (Cost $3,350)			3,452	0.05

		TOTAL TIAA-CREF MUTUAL FUNDS (Cost $4,013)			4,268	0.06

64	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2007

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
$28,000,000	d	Cargill Global Funding plc	0.000%, 07/30/07	$27,885	0.40%
28,000,000	d	Dresdner US Finance, Inc	0.000%, 07/05/07	27,988	0.41
28,000,000	d	Emerson Electric Co	0.000%, 07/17/07	27,938	0.41
28,000,000	d	Harrier Finance Funding LLC	0.000%, 09/21/07	27,666	0.40
28,000,000	d	Park Avenue Receivables Corp	0.000%, 07/18/07	27,933	0.40
		Other		428,763	6.22

				568,173	8.24

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
38,000,000	d,e	Federal Home Loan Mortgage Corp (FHLMC)	0.000%, 07/25/07	37,876	0.55

				37,876	0.55

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
1,053,268,000		Bank of New York Institutional Cash Reserves Fund	5.399%, 07/02/07	1,053,424	15.27

				1,053,424	15.27

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,659,406)		1,659,473	24.06

		TOTAL PORTFOLIO (Cost $8,541,156)		8,435,231	122.30

		OTHER ASSETS & LIABILITIES, NET		(1,538,021)	(22.30)

		NET ASSETS		$6,897,210	100.00%

ABBREVIATIONS:

LLC Limited Liability Company
plc Public Limited Company

d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At June 30, 2007, the value of these securities amounted to $120,082,526 or 1.74% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2007.

v	Security valued at fair value.

†	As provided by Moody’s Investors Service.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF INFLATION-LINKED BOND ACCOUNT ▪ JUNE 30, 2007

				Value	% of net
Principal		Issuer		(000)	assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES
$274,678,988	k	United States Treasury Inflation Indexed Bond	2.375%, 01/15/25	$264,093	6.86%
178,450,317	k	United States Treasury Inflation Indexed Bond	2.000%, 01/15/26	161,574	4.20
82,589,173	e,k	United States Treasury Inflation Indexed Bond	2.375%, 01/15/27	79,315	2.06
182,136,873	k	United States Treasury Inflation Indexed Bond	3.625%, 04/15/28	211,144	5.48
209,434,160	k	United States Treasury Inflation Indexed Bond	3.875%, 04/15/29	252,892	6.57
57,056,346	k	United States Treasury Inflation Indexed Bond	3.375%, 04/15/32	65,761	1.71
174,775,891	k	United States Treasury Inflation Indexed Note	3.875%, 01/15/09	177,565	4.61
123,055,042	k	United States Treasury Inflation Indexed Note	4.250%, 01/15/10	127,748	3.32
293,608,634	k	United States Treasury Inflation Indexed Note	0.875%, 04/15/10	278,875	7.24
124,991,628	k	United States Treasury Inflation Indexed Note	3.500%, 01/15/11	128,665	3.34
182,575,113	k	United States Treasury Inflation Indexed Note	2.375%, 04/15/11	180,636	4.69
68,946,642	k	United States Treasury Inflation Indexed Note	3.375%, 01/15/12	71,177	1.85
81,466,629	e,k	United States Treasury Inflation Indexed Note	2.000%, 04/15/12	79,076	2.05
238,677,857	k	United States Treasury Inflation Indexed Note	3.000%, 07/15/12	243,373	6.32
222,635,410	k	United States Treasury Inflation Indexed Note	1.875%, 07/15/13	213,563	5.55
229,423,156	k	United States Treasury Inflation Indexed Note	2.000%, 01/15/14	220,531	5.73
205,932,496	k	United States Treasury Inflation Indexed Note	2.000%, 07/15/14	197,736	5.13
206,132,732	e,k	United States Treasury Inflation Indexed Note	1.625%, 01/15/15	191,625	4.98
178,903,356	k	United States Treasury Inflation Indexed Note	1.875%, 07/15/15	169,160	4.39
175,170,742	k	United States Treasury Inflation Indexed Note	2.000%, 01/15/16	166,395	4.32
175,482,743	e,k	United States Treasury Inflation Indexed Note	2.500%, 07/15/16	173,686	4.51
151,857,524	e,k	United States Treasury Inflation Indexed Note	2.375%, 01/15/17	148,335	3.85

				3,802,925	98.76

		TOTAL GOVERNMENT BONDS	(Cost $3,869,503)	3,802,925	98.76

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
4,560,000		Harrier Finance Funding LLC	0.000%, 07/02/07	4,560	0.12
2,240,000		UBS Finance, (Delaware), Inc	0.000%, 07/02/07	2,240	0.06

				6,800	0.18

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED REPURCHASED AGREEMENTS
25,000,000		Bear Stearns & Co, Inc 5.320% Dated 06/29/2007,		25,004	0.65
		Due 07/02/2007 In the Amount of $25,003,694
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 3.500%, 03/30/2010	$25,568,490

		Total Market Value	25,568,490
25,000,000		Citigroup Global Markets, Inc 5.200% Dated 06/29/2007,		25,003	0.65
		Due 07/02/2007 In the Amount of $25,003,611
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA)
		0.000–5.625%, 08/08/2007–12/05/2011	25,528,779

		Total Market Value	25,528,779

66	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF INFLATION-LINKED BOND ACCOUNT ▪ JUNE 30, 2007

Principal	Issuer		Value (000)	% of net assets

REPURCHASED AGREEMENTS — continued
$25,000,000	Credit Suisse (USA), Inc 5.280% Dated 06/29/2007,		$25,004	0.65%
	Due 07/02/2007 In the Amount of $25,003,667
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 5.000%, 03/12/2010	$25,502,488

	Total Market Value	25,502,488
25,000,000	Goldman Sachs & Co, Inc 5.300% Dated 06/29/2007,		25,004	0.65
	Due 07/02/2007 In the Amount of $25,003,681
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 4.875%, 12/13/2013	4,062,500
	Federal Home Loan Mortgage Corp (FHLMC)
	4.500%–4.750%, 01/15/2013–01/19/2016	8,918,417
	Federal National Mortgage Association (FNMA)
	5.000%–5.500%, 05/27/2011–03/26/2014	12,520,833

	Total Market Value	25,501,750
25,000,000	Merrill Lynch & Co, Inc 5.310% Dated 06/29/2007,		25,004	0.65
	Due 07/02/2007 In the Amount of $25,003,688
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB)
	5.100%–5.550%, 07/17/2009–05/12/2015	16,737,815
	Federal Home Loan Mortgage Corp (FHLMC)
	5.900%, 06/15/2022	4,093,515
	Federal National Mortgage Association (FNMA)
	5.570%, 02/22/2012	4,668,669

	Total Market Value	25,499,999
17,460,000	Morgan Stanley & Co, Inc 5.350% Dated 06/29/2007,		17,462	0.45
	Due 07/02/2007 In the Amount of $17,462,595
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB)
	0.000%–6.000%, 09/29/2008–07/21/2025	16,574,171
	Federal National Mortgage Association (FNMA)
	5.300%–6.930%, 09/17/2012–12/29/2023	1,235,653

	Total Market Value	17,809,824
			142,481	3.70

	TOTAL SHORT-TERM INVESTMENTS	(Cost $149,280)	149,281	3.88

	TOTAL PORTFOLIO	(Cost $4,018,783)	3,952,206	102.64

	OTHER ASSETS & LIABILITIES, NET		(101,604)	(2.64)

	NET ASSETS		$3,850,602	100.00%

ABBREVIATION:

LLC  Limited Liability Company

e     All or a portion of these securities are out on loan.

k     Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	67

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2007

		Value	% of net
Principal	Issuer	(000)	assets

BONDS

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES		$1,918	0.02%

ASSET BACKED		406,314	4.42

BUILDING MATERIALS AND GARDEN SUPPLIES		12,373	0.13

CHEMICALS AND ALLIED PRODUCTS		19,347	0.21

COMMUNICATIONS		54,910	0.60

DEPOSITORY INSTITUTIONS		194,073	2.11

EATING AND DRINKING PLACES		5,028	0.06

ELECTRIC, GAS, AND SANITARY SERVICES		81,923	0.89

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		8,595	0.09

FABRICATED METAL PRODUCTS		6,041	0.07

FOOD AND KINDRED PRODUCTS		34,647	0.38

FOOD STORES		5,277	0.06

FURNITURE AND FIXTURES		3,765	0.04

GENERAL BUILDING CONTRACTORS		10,236	0.11

GENERAL MERCHANDISE STORES		4,795	0.05

HEALTH SERVICES		1,514	0.02

HOLDING AND OTHER INVESTMENT OFFICES		26,119	0.28

INDUSTRIAL MACHINERY AND EQUIPMENT		15,342	0.17

INSTRUMENTS AND RELATED PRODUCTS		31,144	0.34

INSURANCE CARRIERS		75,670	0.82

MISCELLANEOUS MANUFACTURING INDUSTRIES		4,828	0.05

MISCELLANEOUS RETAIL		6,992	0.08

MOTION PICTURES		16,970	0.19

NONDEPOSITORY INSTITUTIONS		72,324	0.79

OIL AND GAS EXTRACTION		47,965	0.52

OTHER MORTGAGE BACKED SECURITIES		260,445	2.84

PAPER AND ALLIED PRODUCTS		4,814	0.05

PETROLEUM AND COAL PRODUCTS		7,487	0.08

PIPELINES, EXCEPT NATURAL GAS		2,612	0.03

PRINTING AND PUBLISHING		10,331	0.11

RAILROAD TRANSPORTATION		11,906	0.13

REAL ESTATE		981	0.01

68	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2007

					Value	% of net
Principal		Issuer		Rating†	(000)	assets

SECURITY AND COMMODITY BROKERS					$44,512	0.49%

SOCIAL SERVICES					11,090	0.12

STONE, CLAY, AND GLASS PRODUCTS					4,660	0.05

TRANSPORTATION BY AIR					10,712	0.12

TRANSPORTATION EQUIPMENT					5,088	0.06

TRANSPORTATION SERVICES					6,564	0.07

TRUCKING AND WAREHOUSING					4,804	0.05

WHOLESALE TRADE-DURABLE GOODS					2,929	0.03

WHOLESALE TRADE-NONDURABLE GOODS					16,545	0.18

TOTAL CORPORATE BONDS			(Cost $1,580,821)		1,553,590	16.92

GOVERNMENT BONDS

AGENCY SECURITIES
$40,435,000		Private Export Funding Corp	4.550%, 05/15/15	Aaa	38,220	0.41
		Other			258,796	2.82

					297,016	3.23

FOREIGN GOVERNMENT BONDS					114,380	1.25

MORTGAGE BACKED SECURITIES
45,631,901		Federal National Mortgage Association (FNMA)	5.000%, 11/01/33		42,984	0.47
32,507,193		FNMA	5.500%, 02/01/35		31,496	0.34
38,811,832	i	FNMA	5.743%, 09/01/36		38,811	0.42
36,591,509	i	FNMA	5.903%, 01/01/37		36,542	0.40
91,000,000	h	FNMA	6.000%, 08/25/37		89,948	0.98
50,000,000	h	FNMA	6.500%, 08/25/37		50,422	0.55
		Other			1,035,780	11.28

					1,325,983	14.44

MUNICIPAL BONDS					102,247	1.11

U.S. TREASURY SECURITIES
64,986,000	e	United States Treasury Bond	8.000%, 11/15/21		83,183	0.91
51,935,000	e	United States Treasury Note	4.500%, 05/15/17		49,809	0.54
		Other			113,331	1.23

					246,323	2.68

TOTAL GOVERNMENT BONDS (Cost $2,125,306)					2,085,949	22.71

TOTAL BONDS (Cost $3,706,127)					3,639,539	39.63

Shares		Company

PREFERRED STOCKS

COMMUNICATIONS					4,900	0.05

DEPOSITORY INSTITUTIONS					2,164	0.02

TOTAL PREFERRED STOCKS (Cost $7,167)					7,064	0.07

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	69

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2007

Shares		Company	Value (000)	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
1,388,473		Walt Disney Co	$47,402	0.52%
		Other	2,829	0.03

			50,231	0.55

APPAREL AND ACCESSORY STORES			41,200	0.45

APPAREL AND OTHER TEXTILE PRODUCTS			3,958	0.04

AUTO REPAIR, SERVICES AND PARKING			1,252	0.01

AUTOMOTIVE DEALERS AND SERVICE STATIONS			4,907	0.05

BUILDING MATERIALS AND GARDEN SUPPLIES
1,130,226		Home Depot, Inc	44,474	0.48
		Other	24,322	0.27

			68,796	0.75

BUSINESS SERVICES
81,152	*	Google, Inc (Class A)	42,473	0.46
3,926,024		Microsoft Corp	115,700	1.26
		Other	191,329	2.09

			349,502	3.81

CHEMICALS AND ALLIED PRODUCTS
584,241	*	Amgen, Inc	32,303	0.35
1,263,193		Merck & Co, Inc	62,907	0.69
1,517,412		Procter & Gamble Co	92,850	1.01
		Other	306,744	3.34

			494,804	5.39

COMMUNICATIONS
2,801,635		AT&T, Inc	116,268	1.27
1,456,195		Verizon Communications, Inc	59,952	0.65
		Other	118,507	1.29

			294,727	3.21

DEPOSITORY INSTITUTIONS
1,817,053		Bank of America Corp	88,836	0.97
1,360,612		US Bancorp	44,832	0.49
1,141,221		Wachovia Corp	58,488	0.63
860,529		Washington Mutual, Inc	36,693	0.40
1,861,674		Wells Fargo & Co	65,475	0.71
		Other	213,718	2.33

			508,042	5.53

EATING AND DRINKING PLACES
998,301		McDonald’s Corp	50,674	0.55
		Other	24,273	0.27

			74,947	0.82

EDUCATIONAL SERVICES			186	0.00	**

ELECTRIC, GAS, AND SANITARY SERVICES			271,465	2.96

70	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2007

Shares		Company	Value (000)	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
335,694	*	Apple Computer, Inc	$40,968	0.45%
2,678,727	*	Cisco Systems, Inc	74,603	0.81
2,846,275		Intel Corp	67,627	0.74
834,191		Qualcomm, Inc	36,196	0.39
		Other	125,334	1.36

			344,728	3.75

ENGINEERING AND MANAGEMENT SERVICES			33,963	0.37

FABRICATED METAL PRODUCTS			47,865	0.52

FOOD AND KINDRED PRODUCTS
956,954		PepsiCo, Inc	62,058	0.67
		Other	102,796	1.12

			164,854	1.79

FOOD STORES			13,589	0.15

FORESTRY			8,848	0.10

FURNITURE AND FIXTURES			42,254	0.46

FURNITURE AND HOME FURNISHINGS STORES			4,907	0.05

GENERAL BUILDING CONTRACTORS			17,794	0.19

GENERAL MERCHANDISE STORES
539,125		Target Corp	34,288	0.37
		Other	41,365	0.45

			75,653	0.82

HEALTH SERVICES
433,608	*	WellPoint, Inc	34,615	0.38
		Other	40,793	0.44

			75,408	0.82

HOLDING AND OTHER INVESTMENT OFFICES			129,836	1.41

HOTELS AND OTHER LODGING PLACES			20,918	0.23

INDUSTRIAL MACHINERY AND EQUIPMENT
1,119,443	*	Dell, Inc	31,960	0.35
1,300,123		Hewlett-Packard Co	58,012	0.63
792,357		International Business Machines Corp	83,396	0.91
		Other	118,575	1.29

			291,943	3.18

INSTRUMENTS AND RELATED PRODUCTS
880,600		Emerson Electric Co	41,212	0.45
1,448,395		Johnson & Johnson	89,250	0.97
681,028		Medtronic, Inc	35,318	0.39
		Other	145,406	1.58

			311,186	3.39

INSURANCE AGENTS, BROKERS AND SERVICE			24,144	0.26

INSURANCE CARRIERS			222,658	2.42

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2007

Shares	Company	Value (000)	% of net assets

LEATHER AND LEATHER PRODUCTS		$9,852	0.11%

LEGAL SERVICES		137	0.00	**

LUMBER AND WOOD PRODUCTS		988	0.01

METAL MINING		5,235	0.06

MISCELLANEOUS MANUFACTURING INDUSTRIES		32,625	0.36

MISCELLANEOUS RETAIL		58,636	0.64

MOTION PICTURES
2,546,499	Time Warner, Inc	53,578	0.58
	Other	21,590	0.24

		75,168	0.82

NONDEPOSITORY INSTITUTIONS
783,871	American Express Co	47,957	0.52
621,967	Freddie Mac	37,753	0.41
	Other	38,091	0.42

		123,801	1.35

NONMETALLIC MINERALS, EXCEPT FUELS		15,233	0.17

OIL AND GAS EXTRACTION		220,133	2.40

PAPER AND ALLIED PRODUCTS		49,443	0.54

PERSONAL SERVICES		3,226	0.04

PETROLEUM AND COAL PRODUCTS
414,426	Apache Corp	33,813	0.37
492,084	Devon Energy Corp	38,525	0.42
409,796	Valero Energy Corp	30,268	0.33
	Other	93,980	1.02

		196,586	2.14

PIPELINES, EXCEPT NATURAL GAS		11,401	0.12

PRIMARY METAL INDUSTRIES		93,845	1.02

PRINTING AND PUBLISHING		55,126	0.60

RAILROAD TRANSPORTATION		35,892	0.39

REAL ESTATE		3,236	0.04

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		23,067	0.25

SECURITY AND COMMODITY BROKERS
241,276	Goldman Sachs Group, Inc	52,297	0.57
620,429	Merrill Lynch & Co, Inc	51,855	0.57
	Other	81,090	0.88

		185,242	2.02

SOCIAL SERVICES		416	0.00	**

SPECIAL TRADE CONTRACTORS		1,752	0.02

72	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2007

Shares	Company	Value (000)	% of net assets

STONE, CLAY, AND GLASS PRODUCTS
514,744	3M Co	$44,675	0.48%
	Other	5,336	0.06

		50,011	0.54

TEXTILE MILL PRODUCTS		142	0.00	**

TRANSPORTATION BY AIR		35,620	0.39

TRANSPORTATION EQUIPMENT		63,467	0.69

TRANSPORTATION SERVICES		2,076	0.02

TRUCKING AND WAREHOUSING
465,235	United Parcel Service, Inc (Class B)	33,962	0.37

		33,962	0.37

WATER TRANSPORTATION		3,340	0.04

WHOLESALE TRADE-DURABLE GOODS		37,835	0.41

WHOLESALE TRADE-NONDURABLE GOODS		27,886	0.30

	TOTAL COMMON STOCKS (Cost $3,556,947)	5,449,944	59.34

Principal		Issuer

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER				237,686	2.59%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
$94,200,000	e	Federal Home Loan Bank (FHLB)	0.000%, 07/02/07–07/25/07	93,984	1.02
243,190,000	d	Federal Home Loan Mortgage Corp
		(FHLMC)	0.000%, 07/20/07–09/10/07	241,881	2.64
204,120,000	d	Federal National Mortgage Association
		(FNMA)	0.000%, 07/20/07–08/15/07	203,170	2.21

				539,035	5.87

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

REPURCHASED AGREEMENTS
50,000,000		Bear Stearns & Co, Inc 5.320% Dated 06/29/2007,		50,007	0.55
		Due 07/02/2007 In the Amount of $50,007,389
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 3.500%, 03/30/2010	$51,136,980

		Total Market Value	51,136,980
25,000,000		Credit Suisse (USA), Inc 5.280% Dated 06/29/2007,		25,004	0.27
		Due 07/02/2007 In the Amount of $25,003,667
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 5.000%, 03/12/2010	25,502,488

		Total Market Value	25,502,488

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2007

Principal	Issuer		Value (000)	% of net assets

REPURCHASED AGREEMENTS — continued
$25,000,000	Goldman Sachs & Co, Inc 5.300% Dated 06/29/2007,		$25,004	0.27%
	Due 07/02/2007 In the Amount of $25,003,681
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 4.875%, 12/13/2013	4,062,500
	Federal Home Loan Mortgage Corp (FHLMC)
	4.500%–4.750%, 01/15/2013–01/19/2016	8,918,417
	Federal National Mortgage Association (FNMA)
	5.000%–5.500%, 05/27/2011–03/26/2014	12,520,833

	Total Market Value	25,501,750
25,000,000	J.P. Morgan Chase 5.300% Dated 06/29/2007,		25,004	0.27
	Due 07/02/2007 In The Amount Of $25,003,681
	Fully Collateralized as follows:
	Federal National Mortgage Association (FNMA)
	0.000%–5.625%, 08/08/2007–12/05/2011	$25,528,779

	Total Market Value	25,528,779
75,000,000	Merrill Lynch & Co, Inc 5.310% Dated 06/29/2007,		75,011	0.82
	Due 07/02/2007 In the Amount of $75,011,063
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB)
	5.100%–5.500%, 07/17/2009–05/12/2015	50,195,445
	Federal Home Loan Mortgage Corp (FHLMC)
	5.900%, 06/15/2022	12,280,546
	Federal National Mortgage Association (FNMA)
	5.570%, 02/22/2012	14,006,007

	Total Market Value	76,481,998
35,822,000	Morgan Stanley & Co, Inc 5.350% Dated 06/29/2007,		35,827	0.39
	Due 07/02/2007 In The Amount Of $35,827,324
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB)
	0.000%–6.000%, 09/29/2008–07/21/2025	34,004,579
	Federal National Mortgage Association (FNMA)
	5.300%–6.930%, 09/17/2012–12/29/2023	2,535,140

	Total Market Value	36,539,719
160,000	Morgan Stanley & Co, Inc 5.350% Dated 06/29/2007,		160	0.00 **
	Due 07/02/2007 In The Amount Of $160,024
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB)
	0.000%–6.000%, 09/29/2008–07/21/2025	151,883
	Federal National Mortgage Association (FNMA)
	5.300%–6.930%, 09/17/2012–12/29/2023	11,323

	Total Market Value	163,206

			236,017	2.57

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,012,612)
	(includes $734,050 of cash collateral for securities on loan)		1,012,738	11.03

	TOTAL PORTFOLIO (Cost $8,282,853)		10,109,285	110.07

	OTHER ASSETS & LIABILITIES, NET		(925,135)	(10.07)

	NET ASSETS		$9,184,150	100.00%

74	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2007

*	Non-income producing.

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2007.

†	As provided by Moody’s Investors Service.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	75

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF MONEY MARKET ACCOUNT ▪ JUNE 30, 2007

Principal	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

ASSET BACKED			$30,012	0.28%

CERTIFICATES OF DEPOSIT
$134,500,000	Abbey National plc	5.300%, 08/16/07–09/04/07	134,492	1.26
117,000,000	American Express Centurion Bank	5.270–5.320%, 07/02/07–09/25/07	117,000	1.09
150,000,000	Calyon	5.290–5.295%, 08/07/07–08/24/07	149,992	1.40
190,000,000	Deutsche Bank	5.290–5.315%, 07/17/07–09/12/07	189,986	1.78
141,230,000	Dexia Banque	5.285–5.300%, 08/17/07–09/12/07	141,219	1.32
154,590,000	Royal Bank of Canada	5.300–5.310%, 09/05/07–10/25/07	154,576	1.45
	Other		343,598	3.21

			1,230,863	11.51

COMMERCIAL PAPER
200,490,000	American Honda Finance Corp	0.000%, 07/10/07–09/18/07	199,605	1.87
160,000,000	Atlantis One Funding Corp	0.000%, 07/20/07–09/25/07	158,515	1.48
134,400,000	Barclays U.S. Funding Corp	0.000%, 07/10/07–11/05/07	133,214	1.25
200,240,000	Beta Finance, Inc	0.000%, 07/16/07–10/22/07	198,752	1.86
153,745,000	BMW US Capital Corp	0.000%, 07/13/07–08/23/07	152,994	1.43
159,005,000	Canadian Imperial Holding, Inc	0.000%, 07/10/07–09/05/07	157,879	1.48
200,531,000	CC (USA), Inc	0.000%, 07/10/07–09/13/07	199,345	1.86
198,000,000	Ciesco LLC	0.000%, 07/03/07–09/12/07	196,785	1.84
200,365,000	Citigroup Funding, Inc	0.000%, 07/09/07–09/24/07	198,882	1.86
185,685,000	Coca-Cola Co	0.000%, 07/26/07–09/11/07	184,302	1.72
196,000,000	Corporate Asset Funding Corp, Inc	0.000%, 07/06/07–09/07/07	194,977	1.82
201,325,000	Danske Corp	0.000%, 07/06/07–10/30/07	199,184	1.86
184,420,000	Dorada Finance, Inc	0.000%, 07/02/07–09/12/07	183,207	1.71
156,490,000	Dresdner US Finance, Inc	0.000%, 07/24/07–09/26/07	155,204	1.45
186,118,000	Edison Asset Securitization LLC	0.000%, 07/06/07–12/03/07	184,393	1.72
177,600,000	General Electric Capital Corp	0.000%, 07/06/07–11/06/07	175,821	1.64
110,000,000	Goldman Sachs Group LP	0.000%, 07/25/07–07/30/07	109,584	1.03
200,190,000	Govco LLC	0.000%, 07/02/07–09/17/07	199,394	1.86
141,000,000	Grampian Funding LLC	0.000%, 07/23/07–12/14/07	139,563	1.31
135,260,000	Harrier Finance Funding LLC	0.000%, 07/17/07–09/21/07	134,351	1.26
149,579,000	HBOS Treasury Services plc	0.000%, 07/03/07–09/25/07	148,548	1.39
199,400,000	HSBC Finance Corp	0.000%, 07/19/07–09/14/07	198,090	1.85
201,000,000	ING US Funding LLC	0.000%, 07/12/07–09/13/07	199,901	1.87
160,485,000	Johnson & Johnson, Inc	0.000%, 07/11/07–09/24/07	159,397	1.49
140,360,000	JPMorgan Chase & Co	0.000%, 07/23/07–09/19/07	139,287	1.30
151,240,000	Kitty Hawk Funding Corp	0.000%, 07/12/07–09/19/07	150,334	1.41
130,877,000	McGraw-Hill, Inc	0.000%, 07/13/07–11/27/07	128,822	1.20
139,745,000	Morgan Stanley	0.000%, 08/16/07–08/22/07	138,738	1.30
122,220,000	Nestle Capital Corp	0.000%, 07/09/07–09/11/07	121,418	1.14
133,525,000	Old Line Funding LLC	0.000%, 07/09/07–09/06/07	132,807	1.24
191,978,000	Park Avenue Receivables Corp	0.000%, 07/06/07–09/17/07	190,906	1.79
197,645,000	Private Export Funding Corp	0.000%, 07/12/07–10/16/07	196,109	1.83
200,000,000	Procter & Gamble International	0.000%, 07/20/07–09/27/07	198,157	1.85
141,000,000	Ranger Funding Co LLC	0.000%, 07/03/07–09/10/07	140,182	1.31

76	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)
concluded

CREF MONEY MARKET ACCOUNT ▪ JUNE 30, 2007

Principal	Issuer		Value (000)	% of net assets

COMMERCIAL PAPER — continued
$138,937,000	Scaldis Capital LLC	0.000%, 07/02/07–10/23/07	$137,858	1.29%
181,720,000	Sedna Finance, Inc	0.000%, 07/05/07–11/30/07	179,878	1.68
154,881,000	Sheffield Receivables Corp	0.000%, 07/06/07–07/24/07	154,503	1.44
200,247,000	Sigma Finance, Inc	0.000%, 07/16/07–12/12/07	197,779	1.85
166,850,000	Societe Generale North America, Inc	0.000%, 07/19/07–11/05/07	165,308	1.55
171,435,000	Svensk Exportkredit AB	0.000%, 07/09/07–11/06/07	170,473	1.59
200,500,000	Toyota Motor Credit Corp	0.000%, 07/03/07–09/21/07	199,731	1.87
182,000,000	UBS Finance, (Delaware), Inc	0.000%, 07/12/07–10/23/07	180,579	1.69
199,675,000	Yorktown Capital LLC	0.000%, 07/02/07–09/07/07	198,899	1.86
	Other		1,361,809	12.73

			8,645,464	80.83

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
193,204,000	Federal Home Loan Mortgage Corp
	(FHLMC)	0.000%, 07/02/07–12/26/07	190,271	1.78
206,116,000	Federal National Mortgage Association
	(FNMA)	0.000%, 07/11/07–12/14/07	203,947	1.90

			394,218	3.68

VARIABLE NOTES†			366,806	3.43

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,667,764)		10,667,363	99.73

		TOTAL PORTFOLIO (Cost $10,667,764)	10,667,363	99.73

	OTHER ASSETS & LIABILITIES, NET		28,440	0.27

		NET ASSETS	$10,695,803	100.00%

ABBREVIATIONS:

LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company

†	Notes have a rate of 5.255%–5.411% and mature 09/27/07–05/06/08.

Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	77

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND ▪ JUNE 30, 2007

(amounts in thousands, except amounts per accumulation unit)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

ASSETS
Portfolio investments, at cost
Unaffiliated issuers	$123,685,558	$17,065,922	$11,436,415	$10,773,964	$8,537,143	$4,018,783	$8,282,853	$10,667,764
Affiliated issuers	211,826	—	—	—	4,013	—	—	—

Total portfolio investments, at cost	123,897,384	17,065,922	11,436,415	10,773,964	8,541,156	4,018,783	8,282,853	10,667,764

Portfolio investments, at value:
Unaffiliated issuers	147,895,845	18,635,932	13,061,117	14,386,806	8,430,963	3,952,206	10,109,285	10,667,363
Affiliated issuers	145,622	—	—	—	4,268	—	—	—

Total portfolio investments, at value
(including securities loaned of $8,594,590, $1,494,885, $533,580, $2,345,320, $1,038,614, $139,839, & $717,021, $— respectively)	$148,041,467	$18,635,932	$13,061,117	$14,386,806	$8,435,231	$3,952,206	$10,109,285	$10,667,363
Cash	—	2,295	6	—	—	—	524	—
Cash – foreign (cost of $65,562, $49,929, $1,212, $—, $—, $—, $— and $—, respectively)	65,624	49,985	1,234	—	—	—	—	—
Dividends and interest receivable	216,980	31,414	8,427	12,542	55,824	37,129	35,343	10,447
Receivable from securities sold	1,191,177	50,826	185,254	7,969	573,377	—	224,932	—
Amounts due from TIAA	38,987	5,258	12,821	34,850	8,302	3,815	9,003	18,521
Other	182	50	117	318	217	55	33	14

Total assets	149,554,417	18,775,760	13,268,976	14,442,485	9,072,951	3,993,205	10,379,120	10,696,345

LIABILITIES
Payable for collateral for securities loaned – Note 1	8,913,951	1,543,810	546,240	2,409,494	1,053,424	142,481	734,050	—
Amount due to banks	78,321	—	3,409	1,659	79	7	—	52
Amount due to investment advisor	4,121	556	400	322	208	113	260	270
Accumulation withdrawals payable	1,530	439	1	52	77	2	19	220
Payable for securities purchased	937,211	30,631	189,683	4,663	1,121,953	—	458,576	—
Payable for variation margin on open futures contracts	—	—	—	27	—	—	—	—
Other	28,540	2,932	—	—	—	—	2,065	—

Total liabilities	9,963,674	1,578,368	739,733	2,416,217	2,175,741	142,603	1,194,970	542

NET ASSETS:
Accumulation Fund	$121,312,342	$16,780,843	$12,321,575	$11,765,955	$6,720,030	$3,705,679	$8,903,754	$10,448,094
Annuity Fund	18,278,401	416,549	207,668	260,313	177,180	144,923	280,396	247,709

Total net assets	$139,590,743	$17,197,392	$12,529,243	$12,026,268	$6,897,210	$3,850,602	$9,184,150	$10,695,803

Accumulation units outstanding – Note 4	460,769	152,587	175,064	115,593	83,836	78,671	68,285	429,618

Net asset value per accumulation unit	$263.28	$109.97	$70.39	$101.76	$80.16	$47.12	$130.40	$24.31

78	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	79

STATEMENTS OF OPERATIONS (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND ▪ JUNE 30, 2007

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

INVESTMENT INCOME
Interest	$47,506	$10,217	$1,782	$2,098	$177,687	$129,932	$96,884	$266,207
Dividends:
Unaffiliated issuers	1,506,430	207,355	66,956	106,244	104	—	50,150	—
Affiliated issuers	750	—	—	—	158	—	—	—
Foreign taxes withheld:
Unaffiliated issuers	(67,684)	(16,660)	(1,016)	(2)	—	—	—	—
Affiliated issuers	(4)	—	—	—	—	—	—	—

Total income	1,486,998	200,912	67,722	108,340	177,949	129,932	147,034	266,207

EXPENSES – NOTE 2:
Administrative	205,601	24,433	18,831	17,678	10,223	5,853	13,481	15,128
Distribution	60,205	7,173	5,510	5,183	2,952	1,724	4,006	4,402
Investment Advisory	96,100	15,231	10,612	5,462	4,137	2,242	4,994	4,058
Mortality and expense risk charges	3,362	407	302	291	166	93	224	250

Total expenses	365,268	47,244	35,255	28,614	17,478	9,912	22,705	23,838

Net investment income (loss)	1,121,730	153,668	32,467	79,726	160,471	120,020	124,329	242,369

REALIZED AND UNREALIZED GAIN (LOSS) ON
TOTAL INVESTMENTS – NOTE 3
Net realized gain (loss) on:
Portfolio investments	9,353,996	1,294,095	873,682	250,531	(22,111)	(3,357)	161,067	—
Futures transactions	—	(1,108)	150	(609)	—	—	—	—
Foreign currency transactions	245	(1,604)	(958)	—	—	—	—	—

Net realized gain (loss) on total investments	9,354,241	1,291,383	872,874	249,922	(22,111)	(3,357)	161,067	—

Net change in unrealized appreciation (depreciation) on:
Portfolio investments	854,551	(66,455)	102,632	447,999	(89,676)	(65,218)	56,309	(118)
Futures transactions	—	(212)	—	(113)	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	333	(4)	101	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	854,884	(66,671)	102,733	447,886	(89,676)	(65,218)	56,309	(118)

Net realized and unrealized gain (loss) on total investments	10,209,125	1,224,712	975,607	697,808	(111,787)	(68,575)	217,376	(118)

Net increase (decrease) in net assets resulting from operations	$11,330,855	$1,378,380	$1,008,074	$777,534	$48,684	$51,445	$341,705	$242,251

80	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	81

STATEMENTS OF CHANGES IN NET ASSETS

COLLEGE RETIREMENT EQUITIES FUND

	Stock Account		Global Equities Account		Growth Account

(amounts in thousands)	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006

	(Unaudited)		(Unaudited)		(Unaudited)

FROM OPERATIONS
Net investment income	$1,121,730	$1,752,130	$153,668	$185,506	$32,467	$58,565
Net realized gain (loss) on total investments	9,354,241	12,865,279	1,291,383	1,458,738	872,874	624,264
Net change in unrealized appreciation (depreciation) on total investments	854,884	4,928,073	(66,671)	766,404	102,733	(55,173)

Net increase (decrease) in net assets resulting from operations	11,330,855	19,545,482	1,378,380	2,410,648	1,008,074	627,656

FROM PARTICIPANT TRANSACTIONS
Premiums	2,049,199	3,864,717	523,912	947,544	473,940	1,002,849
Net transfers from (to) TIAA	(309,031)	(745,913)	5,298	11,581	(3,760)	(20,160)
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(1,457,043)	(1,883,653)	(42,432)	745,141	(682,638)	(1,284,901)
Annuity payments	(1,015,315)	(1,968,518)	(29,690)	(54,898)	(14,562)	(31,987)
Withdrawals and death benefits	(2,104,553)	(3,579,173)	(312,273)	(487,034)	(237,301)	(435,876)

Net increase (decrease) in net assets resulting from participant transactions	(2,836,743)	(4,312,540)	144,815	1,162,334	(464,321)	(770,075)

Net increase (decrease) in net assets	8,494,112	15,232,942	1,523,195	3,572,982	543,753	(142,419)

NET ASSETS
Beginning of year	131,096,631	115,863,689	15,674,197	12,101,215	11,985,490	12,127,909

End of period	$139,590,743	$131,096,631	$17,197,392	$15,674,197	$12,529,243	$11,985,490

82	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	83

STATEMENTS OF CHANGES IN NET ASSETS	continued

COLLEGE RETIREMENT EQUITIES FUND

	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account

(amounts in thousands)	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006

	(Unaudited)		(Unaudited)		(Unaudited)

FROM OPERATIONS
Net investment income	$79,726	$144,683	$160,471	$279,736	$120,020	$107,441
Net realized gain (loss) on total investments	249,922	125,029	(22,111)	(49,031)	(3,357)	(16,014)
Net change in unrealized appreciation (depreciation) on total investments	447,886	1,221,567	(89,676)	14,483	(65,218)	(97,374)

Net increase (decrease) in net assets resulting from operations	777,534	1,491,279	48,684	245,188	51,445	(5,947)

FROM PARTICIPANT TRANSACTIONS
Premiums	416,513	797,823	259,594	478,969	152,082	315,855
Net transfers from (to) TIAA	(525)	(22,883)	35,801	23,801	13,074	(18,605)
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(181,891)	(423,255)	319,443	148,119	(8,072)	(322,644)
Annuity payments	(22,102)	(42,957)	(17,279)	(35,343)	(12,132)	(26,647)
Withdrawals and death benefits	(245,831)	(394,923)	(143,866)	(263,318)	(89,557)	(198,578)

Net increase (decrease) in net assets resulting from participant transactions	(33,836)	(86,195)	453,693	352,228	55,395	(250,619)

Net increase (decrease) in net assets	743,698	1,405,084	502,377	597,416	106,840	(256,566)

NET ASSETS
Beginning of year	11,282,570	9,877,486	6,394,833	5,797,417	3,743,762	4,000,328

End of period	$12,026,268	$11,282,570	$6,897,210	$6,394,833	$3,850,602	$3,743,762

84	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	85

STATEMENTS OF CHANGES IN NET ASSETS	concluded

COLLEGE RETIREMENT EQUITIES FUND

	Social Choice Account		Money Market Account

(amounts in thousands)	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006

	(Unaudited)		(Unaudited)

FROM OPERATIONS
Net investment income	$124,329	$215,743	$242,369	$393,754
Net realized gain (loss) on total investments	161,067	100,485	—	(37)
Net change in unrealized appreciation (depreciation) on total investments	56,309	480,881	(118)	344

Net increase (decrease) in net assets resulting from operations	341,705	797,109	242,251	394,061

FROM PARTICIPANT TRANSACTIONS
Premiums	317,448	607,389	616,417	1,059,375
Net transfers from (to) TIAA	(1,985)	(24,280)	218,186	497,361
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(45,560)	(165,177)	560,320	1,074,294
Annuity payments	(18,111)	(36,848)	(30,500)	(60,154)
Withdrawals and death benefits	(142,243)	(239,714)	(481,388)	(800,465)

Net increase (decrease) in net assets resulting from participant transactions	109,549	141,370	883,035	1,770,411

Net increase (decrease) in net assets	451,254	938,479	1,125,286	2,164,472

NET ASSETS
Beginning of year	8,732,896	7,794,417	9,570,517	7,406,045

End of period	$9,184,150	$8,732,896	$10,695,803	$9,570,517

86	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	87

FINANCIAL HIGHLIGHTS

COLLEGE RETIREMENT EQUITIES FUND

			For the Years Ended December 31,
	For the Six Months Ended June 30, 2007
			2006	2005	2004	2003	2002

	(Unaudited)
STOCK ACCOUNT
Per Accumulation Unit Data:
Investment income	$2.598		$4.329	$3.819	$3.564	$2.796	$2.476
Expenses	0.502		1.095	0.901	0.717	0.746	0.638

Investment income-net	2.096		3.234	2.918	2.847	2.050	1.838
Net realized and unrealized gain (loss) on total investments	19.049		32.372	11.478	19.297	39.127	(35.535)

Net increase (decrease) in Accumulation Unit Value	21.145		35.606	14.396	22.144	41.177	(33.697)
Accumulation Unit Value:
Beginning of year	242.139		206.533	192.137	169.993	128.816	162.513

End of period	$263.284		$242.139	$206.533	$192.137	$169.993	$128.816

Total Return*	8.73	%(b)	17.24%	7.49%	13.03%	31.97%	(20.73%)
Ratios to Average Net Assets:
Expenses	0.54	%(a)	0.49%	0.46%	0.41%	0.52%	0.44%
Investment income-net	1.67	%(a)	1.44%	1.49%	1.63%	1.43%	1.28%
Portfolio turnover rate	26.66	%(b)	50.79%	58.24%	57.85%	47.46%	31.19%
Accumulation Units outstanding at end of period (in thousands)	460,769		469,488	484,028	494,584	499,306	493,295
Accumulation Fund Net Assets (in thousands)	$121,312,342		$113,675,149	$99,967,674	$95,028,020	$84,878,666	$63,544,534
Net Assets at end of period (in thousands)	$139,590,743		$131,096,631	$115,863,689	$110,781,826	$99,624,341	$75,551,091

GLOBAL EQUITIES ACCOUNT
Per Accumulation Unit Data:
Investment income	$1.190		$1.716	$1.641	$1.462	$1.249	$0.956
Expenses	0.204		0.481	0.397	0.323	0.325	0.281

Investment income-net	0.986		1.235	1.244	1.139	0.924	0.675
Net realized and unrealized gain (loss) on total investments	7.896		14.969	6.205	8.064	16.227	(14.853)

Net increase (decrease) in Accumulation Unit Value	8.882		16.204	7.449	9.203	17.151	(14.178)
Accumulation Unit Value:
Beginning of year	101.091		84.887	77.438	68.235	51.084	65.262

End of period	$109.973		$101.091	$84.887	$77.438	$68.235	$51.084

Total Return*	8.79	%(b)	19.09%	9.62%	13.49%	33.57%	(21.72%)
Ratios to Average Net Assets:
Expenses	0.58	%(a)	0.52%	0.50%	0.46%	0.57%	0.49%
Investment income-net	1.89	%(a)	1.35%	1.57%	1.62%	1.60%	1.18%
Portfolio turnover rate	88.83	%(b)	137.49%	136.83%	74.13%	139.61%	95.70%
Accumulation Units outstanding at end of period (in thousands)	152,587		151,295	139,042	129,787	117,021	104,438
Accumulation Fund Net Assets (in thousands)	$16,780,843		$15,293,183	$11,802,797	$10,050,446	$7,984,938	$5,335,182
Net Assets at end of period (in thousands)	$17,197,392		$15,674,197	$12,101,215	$10,311,276	$8,204,411	$5,497,690

*	Based on per accumulation data.

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

88	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	89

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND

	For the Six Months Ended June 30, 2007		For the Years Ended December 31,

			2006	2005	2004	2003	2002

	(Unaudited)
GROWTH ACCOUNT
Per Accumulation Unit Data:
Investment income	$0.316		$0.625	$0.520	$0.672	$0.606	$0.488
Expenses	0.136		0.321	0.291	0.249	0.265	0.231

Investment income-net	0.180		0.304	0.229	0.423	0.341	0.257
Net realized and unrealized gain (loss) on total investments	5.406		3.066	2.935	3.005	11.572	(18.704)

Net increase (decrease) in Accumulation Unit Value	5.586		3.370	3.164	3.428	11.913	(18.447)
Accumulation Unit Value:
Beginning of year	64.800		61.430	58.266	54.838	42.925	61.372

End of period	$70.386		$64.800	$61.430	$58.266	$54.838	$42.925

Total Return*	8.62	%(b)	5.49%	5.43%	6.25%	27.75%	(30.06%)
Ratios to Average Net Assets:
Expenses	0.58	%(a)	0.52%	0.50%	0.45%	0.54%	0.46%
Investment income-net	0.54	%(a)	0.49%	0.39%	0.77%	0.70%	0.51%
Portfolio turnover rate	73.80	%(b)	109.28%	87.32%	64.72%	76.41%	53.99%
Accumulation Units outstanding at end of period (in thousands)	175,064		181,824	194,004	196,256	197,453	176,249
Accumulation Fund Net Assets (in thousands)	$12,321,575		$11,779,920	$11,917,736	$11,435,018	$10,827,972	$7,565,570
Net Assets at end of period (in thousands)	$12,529,243		$11,985,490	$12,127,909	$11,653,744	$11,041,732	$7,743,228

EQUITY INDEX ACCOUNT
Per Accumulation Unit Data:
Investment income	$0.866		$1.636	$1.441	$1.400	$1.073	$1.003
Expenses	0.195		0.385	0.325	0.256	0.278	0.248

Investment income-net	0.671		1.251	1.116	1.144	0.795	0.755
Net realized and unrealized gain (loss) on total investments	5.878		11.332	3.320	6.954	15.521	(15.713)

Net increase (decrease) in Accumulation Unit Value	6.549		12.583	4.436	8.098	16.316	(14.958)
Accumulation Unit Value:
Beginning of year	95.210		82.627	78.191	70.093	53.777	68.735

End of period	$101.759		$95.210	$82.627	$78.191	$70.093	$53.777

Total Return*	6.88	%(b)	15.23	5.67%	11.55%	30.34%	(21.76%)
Ratios to Average Net Assets:
Expenses	0.49	%(a)	0.43%	0.41%	0.36%	0.46%	0.41%
Investment income-net	1.37	%(a)	1.39%	1.40%	1.60%	1.33%	1.26%
Portfolio turnover rate	7.72	%(b)	9.85%	7.36%	3.27%	3.40%	7.02%
Accumulation Units outstanding at end of period (in thousands)	115,593		115,880	116,883	112,708	103,603	86,020
Accumulation Fund Net Assets (in thousands)	$11,765,955		$11,033,065	$9,657,753	$8,812,812	$7,261,874	$4,625,880
Net Assets at end of period (in thousands)	$12,026,268		$11,282,570	$9,877,486	$9,018,989	$7,432,047	$4,751,780

*	Based on per accumulation data.

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

90	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	91

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND

	For the Six		For the Years Ended December 31,
	Months Ended
	June 30, 2007		2006	2005	2004	2003	2002

	(Unaudited)

BOND MARKET ACCOUNT
Per Accumulation Unit Data:
Investment income	$2.089		$3.990	$3.437	$3.265	$2.946	$3.317
Expenses	0.160		0.373	0.342	0.292	0.347	0.261

Investment income-net	1.929		3.617	3.095	2.973	2.599	3.056
Net realized and unrealized gain (loss) on total investments	(1.302)		(0.467)	(1.414)	0.015	0.377	3.236

Net increase (decrease) in Accumulation Unit Value	0.627		3.150	1.681	2.988	2.976	6.292
Accumulation Unit Value:
Beginning of year	79.532		76.382	74.701	71.713	68.737	62.445

End of period	$80.159		$79.532	$76.382	$74.701	$71.713	$68.737

Total Return*	0.79	%(b)	4.12%	2.25%	4.17%	4.33%	10.08%
Ratios to Average Net Assets:
Expenses	0.53	%(a)	0.48%	0.45%	0.40%	0.49%	0.41%
Investment income-net	4.84	%(a)	4.69%	4.09%	4.07%	3.69%	4.75%
Portfolio turnover rate	112.73	%(b)	218.63%	275.27%	100.40%	163.84%	249.41%
Accumulation Units outstanding at end of period (in thousands)	83,836		78,203	73,664	70,239	73,111	81,952
Accumulation Fund Net Assets (in thousands)	$6,720,030		$6,219,211	$5,626,558	$5,246,934	$5,243,017	$5,633,159
Net Assets at end of period (in thousands)	$6,897,210		$6,394,833	$5,797,417	$5,415,938	$5,408,805	$5,786,214

INFLATION-LINKED BOND ACCOUNT
Per Accumulation Unit Data:
Investment income	$1.583		$1.560	$2.657	$2.028	$1.764	$1.797
Expenses	0.096		0.228	0.194	0.166	0.193	0.147

Investment income-net	1.487		1.332	2.463	1.862	1.571	1.650
Net realized and unrealized gain (loss) on total investments	(0.807)		(1.339)	(1.316)	1.497	1.395	3.817

Net increase (decrease) in Accumulation Unit Value	0.680		(0.007)	1.147	3.359	2.966	5.467
Accumulation Unit Value:
Beginning of year	46.436		46.443	45.296	41.937	38.971	33.504

End of period	$47.116		$46.436	$46.443	$45.296	$41.937	$38.971

Total Return*	1.47	%(b)	(0.01%)	2.53%	8.01%	7.61%	16.32%
Ratios to Average Net Assets:
Expenses	0.53	%(a)	0.49%	0.43%	0.39%	0.48%	0.41%
Investment income-net	6.41	%(a)	2.83%	5.47%	4.34%	3.93%	4.56%
Portfolio turnover rate	9.74	%(b)	22.77%	23.80%	110.22%	239.72%	31.33%
Accumulation Units outstanding at end of period (in thousands)	78,671		77,482	82,764	72,643	57,499	63,825
Accumulation Fund Net Assets (in thousands)	$3,705,679		$3,597,035	$3,843,780	$3,290,430	$2,411,323	$2,487,311
Net Assets at end of period (in thousands)	$3,850,602		$3,743,762	$4,000,328	$3,424,643	$2,522,182	$2,570,034

*	Based on per accumulation data.

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

92	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	93

FINANCIAL HIGHLIGHTS	concluded

COLLEGE RETIREMENT EQUITIES FUND

	For the Six		For the Years Ended December 31,
	Months Ended
	June 30, 2007		2006	2005	2004	2003	2002

	(Unaudited)
SOCIAL CHOICE ACCOUNT
Per Accumulation Unit Data:
Investment income	$2.027		$3.687	$2.987	$2.883	$2.418	$2.687
Expenses	0.252		0.535	0.465	0.377	0.422	0.337

Investment income-net	1.775		3.152	2.522	2.506	1.996	2.350
Net realized and unrealized gain (loss) on total investments	3.107		8.412	2.877	6.473	14.293	(10.756)

Net increase (decrease) in Accumulation Unit Value	4.882		11.564	5.399	8.979	16.289	(8.406)
Accumulation Unit Value:
Beginning of year	125.522		113.958	108.559	99.580	83.291	91.697

End of period	$130.404		$125.522	$113.958	$108.559	$99.580	$83.291

Total Return*	3.89	%(b)	10.15%	4.97%	9.02%	19.56%	(9.17%)
Ratios to Average Net Assets:
Expenses	0.51	%(a)	0.45%	0.42%	0.37%	0.47%	0.39%
Investment income-net	2.78	%(a)	2.65%	2.29%	2.46%	2.22%	2.75%
Portfolio turnover rate	37.21	%(b)	83.53%	96.97%	36.51%	40.91%	92.82%
Accumulation Units outstanding at end of period (in thousands)	68,285		67,385	66,154	62,316	57,111	50,707
Accumulation Fund Net Assets (in thousands)	$8,903,754		$8,457,623	$7,538,737	$6,764,931	$5,687,041	$4,223,421
Net Assets at end of period (in thousands)	$9,184,150		$8,732,896	$7,794,417	$7,001,614	$5,893,322	$4,382,250

MONEY MARKET ACCOUNT
Per Accumulation Unit Data:
Investment income	$0.625		$1.169	$0.726	$0.307	$0.264	$0.407
Expenses	0.047		0.098	0.090	0.078	0.097	0.082

Investment income-net	0.578		1.071	0.636	0.229	0.167	0.325
Net realized and unrealized gain (loss) on total investments	—		—	0.003	(0.006)	(0.004)	(0.005)

Net increase (decrease) in Accumulation Unit Value	0.578		1.071	0.639	0.223	0.163	0.320
Accumulation Unit Value:
Beginning of year	23.734		22.663	22.024	21.801	21.638	21.318

End of period	$24.312		$23.734	$22.663	$22.024	$21.801	$21.638

Total Return*	2.43	%(b)	4.73%	2.90%	1.02%	0.75%	1.50%
Ratios to Average Net Assets:
Expenses	0.48	%(a)	0.43%	0.41%	0.36%	0.45%	0.38%
Investment income-net	4.85	%(a)	4.64%	2.86%	1.05%	0.77%	1.51%
Accumulation Units outstanding at end of period (in thousands)	429,618		392,914	316,665	297,573	305,732	334,898
Accumulation Fund Net Assets (in thousands)	$10,448,094		$9,327,073	$7,176,389	$6,553,688	$6,665,202	$7,246,632
Net Assets at end of period (in thousands)	$10,695,803		$9,570,517	$7,406,045	$6,781,310	$6,907,760	$7,500,125

*	Based on per accumulation data.

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

94	2007 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2007 Semiannual Report	95

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND

Note 1—significant accounting policies

The purpose of College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing its employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”). The Stock Account commenced operations on July 1, 1952; the Global Equities and Equity Index Accounts commenced operations on April 1, 1992; the Growth Account commenced operations on April 4, 1994; the Social Choice and Bond Market Accounts commenced operations on March 1, 1990; the Inflation-Linked Bond Account commenced operations on January 13, 1997; and the Money Market Account commenced operations on April 1, 1988. The financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP), which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Valuation of investments: Equity securities listed or traded on a national securities exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price, or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Account), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Money market instruments in the Money Market Account are valued on an amortized cost basis, or at market value if market value is materially different from amortized cost. Investments in registered investment companies are valued at their net asset value including investments in affiliated registered investment companies. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. Dollars at the prevailing rates of exchange on the date of valuation. Futures contracts are valued at the last sale price as of the close of business on the board of trade or exchange on which they are traded.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of

96	2007 Semiannual Report ▪ College Retirement Equities Fund

Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board if events materially affecting their value occur between the time their price is determined and the time the Account’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities indices and other appropriate indicators, such as American Depositary Receipts and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. The Accounts have retained an independent fair value pricing service to assist in the fair valuation process for the Accounts that primarily invest in international securities.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Accounting for investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the specific identification method.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the

College Retirement Equities Fund ▪ 2007 Semiannual Report	97

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

current interpretation of tax rules and regulations that exist in the markets in which the current Accounts invest.

Mortgage dollar roll transactions: The Accounts may enter into mortgage dollar rolls in which the Accounts sell mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. The Accounts’ policy is to record the dollar rolls using “to be announced” mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar rolls commitments. In addition, the Accounts may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Accounts engage in dollar rolls for the purpose of enhancing their yields.

Cash: The Accounts may hold cash in its account with the Custodian. The Accounts, throughout the year, may have a cash overdraft balance. A fee is incurred on this overdraft.

Repurchase agreements: The Accounts may enter into repurchase agreements with qualified institutions. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effect of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency

98	2007 Semiannual Report ▪ College Retirement Equities Fund

continued

transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Accounts are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract. Forward foreign currency contracts will be used primarily to protect the Accounts from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of an Account’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities. There were no open forward foreign currency contracts at June 30, 2007.

Securities lending: The Accounts may lend portfolio securities to qualified institutions and brokers. By lending investment securities, the Account attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral. Under the lending arrangement with State Street Bank & Trust Company, each Account receives a fee. The Stock and Global Equities Account (international lending only) are guaranteed a fee regardless of their securities lending activity. The other Accounts, (excluding the Money Market Account), will receive a specified percentage of the securities lending income generated by State Street Bank & Trust Company. Such income is included in interest income on the Statements of Operations. The value of the loaned securities and the liability related to the cash collateral received are reflected on the Statements of Assets and Liabilities.

The loans are secured by collateral at least equal to 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. The cash collateral for Stock and Global Equities Accounts (domestic securities only) along with the Growth and Equity Index Accounts is invested in the State Street Navigator Securities Lending Portfolio according to the securities lending agreement. The cash collateral for the Stock and Global Equities Accounts (international securities) along with the Social Choice Account (equities only) is invested in short term instruments by TIAA-CREF Investment Management,

College Retirement Equities Fund ▪ 2007 Semiannual Report	99

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

LLC according to the securities lending agreement. The cash collateral for the Social Choice Account (fixed income securities) along with the Bond Market Account and the Inflation-Linked Bond Account are invested in short term instruments by the Bank of New York according to the securities lending agreement. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Accounts before the end of the following business day.

The Accounts have the right under the lending agreements to recover the securities from the borrower on demand. Although each transaction is collateralized, if a borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Accounts could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Accounts are indemnified by their lending agent against any losses related to borrower defaults.

Futures contracts: The Accounts may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

100	2007 Semiannual Report ▪ College Retirement Equities Fund

continued

In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Accounts to greater risk that such transactions may not be consummated.

Treasury Inflation-Protected Securities: The Social Choice Account, Bond Market Account and Inflation-Linked Bond Account may invest in Treasury Inflation-Protected Securities (“TIPS”), which are specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income in the Statements of Operations. TIPS are backed by the full faith and credit of the U.S. Government. TIPS are subject to interest rate risk. However, because TIPS have better price protection through inflation adjustments, they tend to perform well in a rising rate environment if rates increase due to inflation.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Investment transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ Trust organizational documents, the Trustees and Officers of CREF are indemnified against certain liabilities that may arise out of their duties to CREF. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—management agreements

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement with CREF. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers

College Retirement Equities Fund ▪ 2007 Semiannual Report	101

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services and distribution functions for the CREF Accounts are provided by TIAA-CREF Individual & Institutional Services, LLC (“Services”) in accordance with a Principal Underwriting and Administrative Services Agreement with CREF. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the fees as close as possible to each Account’s actual expenses. Any differences between actual expenses and the management fees remitted are adjusted quarterly.

The Trustees of the Accounts, all of whom are independent, receive remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation.

TIAA deducts a mortality and expense charge from CREF in an amount equal to 0.005% on an annual basis of the net assets of each Account pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement. Under the terms of this agreement, TIAA guarantees that CREF participants transferring funds to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. There were no payments made by TIAA under this agreement for the six months ended June 30, 2007.

Note 3—investments

At June 30, 2007, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for each of the Accounts, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Stock Account	$26,163,973,051	$2,019,889,485	$24,144,083,566
Global Equities Account	$1,797,516,266	$227,506,590	$1,570,009,676
Growth Account	$1,720,416,245	$95,714,235	$1,624,702,010
Equity Index Account	$3,944,139,969	$331,297,599	$3,612,842,370
Bond Market Account	$16,510,619	$122,435,879	$(105,925,260)
Inflation-Linked Bond Account	$65,080,489	$131,657,835	$(66,577,346)
Social Choice Account	$1,977,730,946	$151,298,772	$1,826,432,174
Money Market Account	$340,424	$741,535	$(401,111)

102	2007 Semiannual Report ▪ College Retirement Equities Fund

continued

At June 30, 2007, Equity Index Account held the following open futures contracts:

	Number of Contracts	Market Value	Expiration Date	Unrealized Appreciation (Depreciation)

Equity Index Account
E-mini S&P 500 Index	202	$15,305,540	September 2007	$(111,373)
E-mini Mid 400 Index	15	$1,356,300	September 2007	$(5,243)
E-mini Russell 2000 Index	20	$1,684,200	September 2007	$3,130

				$(113,486)

Companies in which the Accounts held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Accounts pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

College Retirement Equities Fund ▪ 2007 Semiannual Report	103

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	continued

Issue	Value at December 31, 2006		Purchase Cost	Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at June 30, 2007	Value at June 30, 2007

Stock Account
Adams Respiratory Therapeutics, Inc	$	**	$—	$25,951,977	$(3,466,463)	$—	$—	—	$	*
Digital Garage, Inc		20,717,415	791,878	—	—	—	—	11,731		14,821,450
First NIS Regional Fund SICAV		15,984	—	—	—	—	—	1,598,400		15,984
GEA Group AG.		214,534,602	—	17,534,262	3,755,113	—	—	—		*
HealthSouth Corp		107,190,966	53,263,745	5,886,403	(1,958,309)	7	—	6,571,793		119,015,171
Information Development Co		3,311,591	—	—	—	62,793	4,396	427,900		2,674,733
Intelligent Wave, Inc		13,702,752	306,708	108,993	(47,958)	—	—	16,201		9,094,990
Lone Star Technologies		91,076,783	136,552	35,527,830	(4,467,603)	—	—	—		*
Playmates Holdings Ltd		11,693,577	108,871	744,051	(472,314)	687,589	—	—		*
Risa Partners, Inc		30,190,446	762,178	4,857,432	1,372,890	—	—	—		*
Shanghai Forte Land Co		32,443,552	16,385	9,669,700	2,664,709	—	—	—		*
Solomon Systech International Ltd		25,687,764	1,854,197	10,126,317	(5,751,498)	—	—	—		*

			$57,240,514	$110,406,965	$(8,371,433)	$750,389	$4,396			$145,622,328

Global Equities Account
Panva Gas Holdings	$	**	$1,883,414	$361,702	$(100,689)	$—	$—	—	$	*
Saic, Inc		97,288,369	—	96,243,284	(3,000,952)	$—	$—	—		*

			$1,883,414	$96,604,986	$(3,101,641)	$—	$—			$—

Growth Account
Keryx Biopharmeceutics		$37,822,620	$—	$10,045,898	$(7,028,585)	$—	$—	—	$	*

			$—	$10,045,898	$(7,028,585)	$—	$—			$—

Bond Market Account
TIAA-CREF High-Yield Bond Fund		$4,147,626	$97,441	$—	$—	$97,441	$—	—	$	*
TIAA-CREF Institutional High-Yield Fund II		**	60,575	—	—	60,575	—	426,793		4,267,934

			$158,016	$—	$—	$158,016	$—			$4,267,934

*	Not an Affiliate as of June 30, 2007.

**	Not an Affiliate as of December 31, 2006.

Purchases and sales of portfolio securities, excluding short-term government securities and money market instruments, for the Accounts for the six months ended June 30, 2007, were as follows:

	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account

Purchases:
Non-Government	$35,975,816,042	$14,696,510,778	$8,937,920,968	$899,324,718	$1,016,387,132	$—	$957,354,920
Government	149,981,750	—	—	—	6,266,670,556	447,983,713	2,495,765,284

Total Purchases	$36,125,797,792	$14,696,510,778	$8,937,920,968	$899,324,718	$7,283,057,688	$447,983,713	$3,453,120,204

Sales:
Non-Government	$37,827,100,139	$14,331,298,553	$9,368,986,693	$905,941,601	$729,290,187	$—	$754,872,057
Government	—	—	—	—	6,023,207,565	365,711,631	2,438,905,333

Total Sales	$37,827,100,139	$14,331,298,553	$9,368,986,693	$905,941,601	$6,752,497,752	$365,711,631	$3,193,777,390

104	2007 Semiannual Report ▪ College Retirement Equities Fund	College Retirement Equities Fund ▪ 2007 Semiannual Report	105

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 4—accumulation units

Changes in the number of Accumulation Units outstanding were as follows:

	Stock Account		Global Equities Account

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006

	(Unaudited)		(Unaudited)
Accumulation Units:
Credited for premiums	7,624,339	16,883,685	4,736,566	10,031,965
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(16,343,955)	(31,423,916)	(3,444,182)	2,221,256
Outstanding:
Beginning of year	469,488,316	484,028,547	151,294,832	139,041,611

End of period	460,768,700	469,488,316	152,587,216	151,294,832

	Growth Account		Equity Index Account

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006

	(Unaudited)		(Unaudited)
Accumulation Units:
Credited for premiums	6,827,560	15,948,285	4,003,188	8,816,726
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(13,586,924)	(28,128,966)	(4,289,827)	(9,819,785)
Outstanding:
Beginning of year	181,823,521	194,004,202	115,880,124	116,883,183

End of period	175,064,157	181,823,521	115,593,485	115,880,124

106	2007 Semiannual Report ▪ College Retirement Equities Fund

continued

	Bond Market Account		Inflation-Linked Bond Account

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006

	(Unaudited)		(Unaudited)
Accumulation Units:
Credited for premiums	3,004,789	5,946,001	2,997,083	6,532,389
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	2,628,122	(1,406,371)	(1,807,975)	(11,815,100)
Outstanding:
Beginning of year	78,203,414	73,663,784	77,481,756	82,764,467

End of period	83,836,325	78,203,414	78,670,864	77,481,756

	Social Choice Account		Money Market Account

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006

	(Unaudited)		(Unaudited)
Accumulation Units:
Credited for premiums	2,328,777	4,973,236	25,437,707	40,173,945
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(1,428,820)	(3,741,940)	11,266,262	36,074,930
Outstanding:
Beginning of year	67,384,885	66,153,589	392,913,867	316,664,992

End of period	68,284,842	67,384,885	429,617,836	392,913,867

Note 5—line of credit

Each of the Accounts, except the Bond Market and Money Market Accounts, participate in a $1.50 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by Investment Management. Interest associated with any borrowing under the facility is charged to the borrowing Accounts at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. The Accounts are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the six months ended June 30, 2007, there were no borrowings under this credit facility by the Accounts.

College Retirement Equities Fund ▪ 2007 Semiannual Report	107

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	concluded

Note 6—new accounting pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 establishes for all entities, including pass-through entities such as CREF, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including what jurisdiction the entity may be taxable in), and requires certain expanded tax disclosures. FIN 48 is effective for financial statements dated after June 29, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has evaluated the application of FIN 48 to the Accounts’ financial statements for the period ended June 30, 2007 and has determined, under guidelines established by FIN 48 that no adjustments should be made to these financial statements.

In September 2006, FASB also issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). This new standard applies to all entities that follow US GAAP and their valuation techniques for assets and liabilities. SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Accounts’ financial statements.

108	2007 Semiannual Report	▪	College Retirement Equities Fund

BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

The Board of Trustees of CREF (the “Board” or the “Trustees”) is responsible for overseeing CREF’s corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940, as amended (the “1940 Act”), and other applicable laws. Among its duties, the Board is responsible for determining annually whether to renew the investment management agreement (the “Agreement”) between each CREF Account and TIAA-CREF Investment Management, LLC (“TCIM”). Under the Agreement, TCIM is responsible for providing investment management services for each Account.

Most investment companies that are registered under the 1940 Act enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides in part that, after an initial period, an investment advisory agreement with a registered investment company will remain in effect only if its board of directors or trustees annually renews that agreement. CREF’s Agreement with TCIM is not subject to this requirement due to its unique “at cost” structure under which TCIM provides services to CREF on an at cost basis. Nevertheless, the Board has determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on April 3, 2007, at which it considered the annual renewal of the Agreement. Prior to that meeting, the Board had implemented an enhanced process by which it determined to review and consider the renewal of the Agreement. As part of that process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee was asked to work with management and legal counsel to the Trustees to develop more refined guidelines relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to April 3, 2007, the Operations Committee helped to develop such guidelines in consultation with management representatives and input from other Trustees and legal counsel to the Trustees, and then evaluated the information produced in accordance with those guidelines.

Among other matters, the Operations Committee helped to develop guidelines regarding reports to be provided to all Trustees with respect to each Account by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their annual advisory contract renewal processes.

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Account, including data relating to each Account’s

College Retirement Equities Fund ▪ 2007 Semiannual Report	109

BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Account against a suitable universe of comparable investment companies and, in the case of the investment performance data, against a more selective peer group of mutual funds underlying variable products and against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board comply with standards established by Section 15 of the 1940 Act.

In advance of the Board meeting held on April 3, 2007, independent legal counsel for the Trustees requested, and TCIM provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of each Account’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year; (2) a comparison of each Account’s fees under the Agreement as compared to any other comparable accounts managed by TCIM, if any; (3) any “fall-out” benefits that accrued to TCIM due to its relationship with the Accounts aside from TCIM’s direct fee payments pursuant to the Agreement; (4) information regarding TCIM’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, disaster recovery plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest confronted by TCIM in connection with rendering services to the Accounts; (5) a copy of the Agreement and certain related service agreements between the Accounts and affiliates of TCIM; (6) a copy of TCIM’s SEC Form ADV registration statement; and (7) proposed narrative explanations of reasons why the Board should renew the Agreement for each Account.

In considering whether to renew the Agreement for each Account, the Board, with assistance from its Operations Committee, reviewed various factors with respect to each Account, including: (1) the nature, extent and quality of services provided by TCIM to each Account; (2) the investment performance of each Account; (3) the costs of the services provided to each Account by TCIM and its affiliates; (4) comparisons of services and fees with contracts entered into by TCIM with other clients, if any; and (5) any other benefits derived or anticipated to be derived by TCIM from its relationship with CREF. As a general matter, the Trustees viewed

110	2007 Semiannual Report ▪ College Retirement Equities Fund

continued

these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement for each Account.

In reaching its decisions regarding the renewal of each Account’s Agreement, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to CREF. In addition, the Board received and considered information from Kirkpatrick & Lockhart Preston Gates Ellis LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement for each Account at the same meeting on April 3, 2007, the Board received and considered Account-specific information on an Account-by-Account basis and made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account.

At its meeting on April 3, 2007, the Board voted unanimously to renew the Agreement for each Account. Set forth below are the general factors the Board considered for all of the Accounts, followed by an outline of the specific factors the Board considered for each particular Account.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TCIM is an experienced investment adviser that has managed the Accounts since their operations commenced. Under the Agreement, TCIM is responsible for: managing the assets of the Accounts, including conducting research, recommending investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; and reporting on the investment performance of the Accounts to the Board on a regular basis. The Board considered that TCIM has carried out these responsibilities in a professional manner.

The Board also considered, among other factors, the performance of each Account, as discussed below. In the course of its review of the quality of TCIM’s services, the Board examined the investment performance of each Account and concluded that it was reasonable when compared with Account benchmarks and peer groups of mutual funds that underlie variable products, and that, in the case of any underperforming Accounts, TCIM represented that it had taken or was planning to implement affirmative steps to enhance the investment performance.

College Retirement Equities Fund ▪ 2007 Semiannual Report	111

BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this connection, the Board considered that it intends to work with management during the next year in an effort to develop enhanced metrics for measuring the ongoing performance of certain affiliated and unaffiliated service providers. The Board also considered that, through these metrics and other actions, it intends to monitor progress with respect to ongoing improvements in services provided by those firms or through outsourcing to other firms, including, as appropriate, further enhancements to administrative and compliance services.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Account, as applicable, over one-, two-, three-, four- and five-year periods and since inception of the Account’s operations. The Board also considered each Account’s performance as compared to its peer groups and benchmark indices. In this regard, the Board considered that most of the Accounts achieved performance that compares favorably to their benchmarks (after considering the effect of expenses incurred to operate the Accounts) and, with some exceptions, ranked in the top three performance quintiles versus their peer groups of mutual funds that underlie variable products. (For additional detail regarding each Account’s performance, see the Account-by-Account synopsis below.) The Board considered that in those cases in which any Account(s) had underperformed their benchmarks or peer groups of mutual funds that underlie variable products, TCIM had taken reasonable remedial actions or represented that it was in the process of taking such actions. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was reasonable. In addition, the Board considered that it intends to work with management during the coming year to review further the best execution and portfolio turnover practices of TCIM with respect to certain Accounts to assess whether those practices continue to be in the best interests of those Accounts.

COST AND PROFITABILITY

The Board considered the fees paid by each Account during 2006, including investment advisory fees paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted quarterly to reflect the actual expenses incurred by each Account during the most recent quarter. The Board also considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of the services provided by TCIM. The Board did not consider the profitability of TCIM’s services to each Account because under the “at cost” arrangement outlined in the Agreement, TCIM provides its services on an at cost basis.

112	2007 Semiannual Report ▪ College Retirement Equities Fund

continued

Among other considerations, the Board acknowledged the reasonableness of permitting payments to TCIM that are reasonably needed for TCIM to maintain and improve the quality of services provided to CREF. In this connection, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions so as to assess whether sufficient resources continue to be devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds that underlie variable products, as analyzed by Lipper. The Board determined that the anticipated expenses charged to the Accounts under CREF’s at cost arrangement typically were lower or significantly lower than the fee rates charged by many or most comparable mutual funds that underlie variable products. Based on all factors considered, the Board determined that the anticipated expenses for each Account under the at cost arrangement were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable products.

ECONOMIES OF SCALE

The Board considered that economies of scale are already integrated into each Account’s cost structure due to the “at cost” arrangement pursuant to which TCIM renders investment advisory services to CREF.

FEE COMPARISON WITH CLIENTS OF AFFILIATED INVESTMENT ADVISERS

The Board considered that CREF is the only client of TCIM and, thus, TCIM has no comparable client accounts. The Board also considered information regarding portfolios managed by Teachers Advisors, Inc. (“TAI”), TCIM’s affiliated investment adviser which provides advisory services to other affiliated investment companies. The Board considered that TAI is a for-profit company and, as a result, it typically renders services to comparable accounts at higher fee rates than the fee rates charged by TCIM to CREF.

OTHER BENEFITS

The Board also considered additional benefits to the Accounts and to TCIM and its affiliates arising from the Agreement. For example, TCIM and its affiliates may benefit from the advisory relationship with the Accounts to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain Accounts managed by TCIM are managed in the same manner and by the same personnel as certain of the other affiliated TIAA-CREF mutual funds, resulting in the possibility for benefits associated with economies of scale.

College Retirement Equities Fund ▪ 2007 Semiannual Report	113

BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

ACCOUNT-BY-ACCOUNT FACTORS

The Accounts’ Trustees considered the following specific factors (among others) during their determination to renew the Agreement with respect each Account. If an Account is described in the following discussions as being in the “first” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All periods referenced below end as of December 31, 2006. Under the Morningstar rating system, 5 stars is the highest rating category and 1 star is the lowest rating category.

CREF STOCK ACCOUNT

•	The Account is operated as an at cost arrangement, with no profits to TCIM. The annual investment management fee is 0.12% of the Account’s average daily net assets.

•	The Account’s pro forma management fees are in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the two-, three-, four- and five-year periods, the Account was in the 2nd quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”). For the one- and ten-year periods, the Account was in the 1st and 3rd quintile, respectively, of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 5 stars for the one-year period.

CREF GROWTH ACCOUNT

•	The Account is operated as an at cost arrangement, with no profits to TCIM. The annual investment management fee is 0.14% of the Account’s average daily net assets.

•	The Account’s pro forma management fees are in the 1st quintile of its Expense Universe.

•

For the two-, three-, four- and five-year periods, the Account was in the 4th quintile of its Performance Universe. For the one- and ten-year periods, the Account was in the 3rd and 5th quintile, respectively, of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 3 stars for the one-year period.

CREF EQUITY INDEX ACCOUNT

•	The Account is operated as an at cost arrangement, with no profits to TCIM. The annual investment management fee is 0.07% of the Account’s average daily net assets.

•	The Account’s pro forma management fees are in the 2nd quintile of its Expense Universe.

114	2007 Semiannual Report ▪ College Retirement Equities Fund

continued

•

For the one-year period, the Account was in the 2nd quintile of its Performance Universe. For the two-, three-, four-, five- and ten-year periods, the Account was in the 3rd quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 5 stars for the one-year period.

CREF SOCIAL CHOICE ACCOUNT

•	The Account is operated as an at cost arrangement, with no profits to TCIM. The annual investment management fee is 0.08% of the Account’s average daily net assets.

•	The Account’s pro forma management fees are in the 4th quintile of its Expense Universe.

•

For the four- and ten-year periods, the Account was in the 2nd quintile of its Performance Universe; while the Account’s one-year period ranked in the 4th quintile of its Performance Universe. For the two-, three- and five-year periods, the Account was in the 3rd quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 5 stars for the one-year period.

CREF GLOBAL EQUITIES ACCOUNT

•	The Account is operated as an at cost arrangement, with no profits to TCIM. The annual investment management fee is 0.16% of the Account’s average daily net assets.

•	The Account’s pro forma management fees are in the 1st quintile of its Expense Universe.

•

For the one-, four- and five-year periods, the Account was in the 3rd quintile of its Performance Universe. For the two- and three-year periods, the Account was in the 4th quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 3 stars for the one-year period.

CREF INFLATION-LINKED BOND ACCOUNT

•	The Account is operated as an at cost arrangement, with no profits to TCIM. The annual investment management fee is 0.11% of the Account’s average daily net assets.

•	The Account’s pro forma management fees are in the 1st quintile of its Expense Universe.

•

Over the one- and two-year periods, the Account experienced a significant dip in performance, ranking it in the 5th quintile of its Performance Universe. For the three-, four- and five-year periods, the Account was in the 2nd, 1st and 1st quintile of its Performance Universe, respectively.

•	The Account received an Overall Morningstar Rating of 5 stars for the one-year period.

College Retirement Equities Fund ▪ 2007 Semiannual Report	115

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT	concluded

CREF BOND MARKET ACCOUNT

•	The Account is operated as an at cost arrangement, with no profits to TCIM. The annual investment management fee is 0.11% of the Account’s average daily net assets.

•	The Account’s pro forma management fees are in the 1st quintile of its Expense Universe.

•

Over the one-, two-, three-, four- and five-year periods, the Account was in the 3rd quintile of its Performance Universe. For the ten-year period, the Account was in the 2nd quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 5 stars for the one-year period.

CREF MONEY MARKET ACCOUNT

•	The Account is operated as an at cost arrangement, with no profits to TCIM. The annual investment management fee is 0.06% of the Account’s average daily net assets.

•	The Account’s pro forma management fees are in the 2nd quintile of its Expense Universe.

•	For the one-, two-, three-, four-, five- and ten-year periods, the Account was in the 1st quintile of its Performance Universe.

•	Money market funds are not rated by Morningstar.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement with respect to each Account.

116	2007 Semiannual Report ▪ College Retirement Equities Fund

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252
24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200
8 a.m. to 10 p.m. ET, Monday–Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

800 223-1200
8 a.m. to 8 p.m. ET, Monday–Friday

FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059
8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001
9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318
8 a.m. to 7:30 p.m. ET, Monday–Friday

For historical and current performance information for CREF variable annuity accounts, for the TIAA Real Estate Account, or for any of our products, visit the TIAA-CREF website at www.tiaa-cref.org, or call 800 842-2776. A Form 10-K Annual Report and Form 10-Q Quarterly Reports for the TIAA Real Estate Account are available on request.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members NASD, distribute securities products. You should consider the investment objectives, risks, charges and expenses carefully before investing. Please call 877 518-9161 or visit www.tiaa-cref.org for a prospectus that contains this and other information. Please read the prospectus carefully before investing. TIAA-CREF Investment Management serves as investment manager to CREF. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuity products. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC, member NASD/SIPC. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2007 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

PRST STD U.S. POSTAGE PAID TIAA-CREF

730 Third Avenue New York, NY 10017-3206

Printed on recycled paper	A10939 8/07

C39145

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2007

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

GOVERNMENT BONDS - 0.00%**

U.S. TREASURY SECURITIES - 0.00%**
$ 325,000		United States Treasury Note	5.000%	02/15/11	$326
		TOTAL U.S. TREASURY SECURITIES			326

		TOTAL GOVERNMENT BONDS			326
		(Cost $321)

SHARES

MUTUAL FUNDS - 0.00%**

1,598,400	a,m,v*	First NIS Regional Fund SICAV			16

		TOTAL MUTUAL FUNDS			16
		(Cost $2,797)

PREFERRED STOCKS - 0.08%

NONDEPOSITORY INSTITUTIONS - 0.04%
5,000,000	v*	UBS AG. Jersey			51,774
		TOTAL NONDEPOSITORY INSTITUTIONS			51,774

SECURITY AND COMMODITY BROKERS - 0.04%
10,000	m,v*	Goldman Sachs Group, Inc			10,375
50,000	v*	Goldman Sachs Group, Inc/The			49,818
		TOTAL SECURITY AND COMMODITY BROKERS			60,193

		TOTAL PREFERRED STOCKS			111,967
		(Cost $110,000)

COMMON STOCKS - 99.51%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00%**
53,358,575		Centrais Eletricas Brasileiras S.A.			1,576
66,640,592		Centrais Eletricas Brasileiras S.A.			2,004
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS			3,580

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
245,581	e	Chiquita Brands International, Inc			4,656
5,400	e	Cresud S.A. (ADR)			115
132,500		Gudang Garam Tbk PT			164
		TOTAL AGRICULTURAL PRODUCTION-CROPS			4,935

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
240,997	e	Pilgrim's Pride Corp			9,199
2,169		Seaboard Corp			5,086
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK			14,285

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

AGRICULTURAL SERVICES - 0.02%
62,893	*	Cadiz, Inc	$1,413
2,264,000		Chaoda Modern Agriculture	1,750
849,290	e	Yara International ASA	25,467
		TOTAL AGRICULTURAL SERVICES	28,630

AMUSEMENT AND RECREATION SERVICES - 0.74%
2,064,664	*	Activision, Inc	38,547
654,607	e	Aristocrat Leisure Ltd	7,960
385,719	e*	Bally Technologies, Inc	10,191
716,700		Berjaya Sports Toto BHD	1,090
4,941	e*	bwin Interactive Entertainment	163
1,506,000		China Travel International Inv HK	790
48,623		Churchill Downs, Inc	2,547
77,860		Dover Downs Gaming & Entertainment, Inc	1,169
857,833	*	Euro Disney SCA	116
24,610,959	*	Galaxy Entertainment Group Ltd	23,987
18,665	*	Gruppo Coin S.p.A.	171
832,745		Harrah's Entertainment, Inc	71,000
14,881		IG Group Holdings plc	88
182,463		International Speedway Corp (Class A)	9,618
127,486		Ladbrokes plc	1,102
99,213	e*	Lakes Entertainment, Inc	1,172
291,149	e*	Leapfrog Enterprises, Inc	2,984
6,035,000	*	Leisure & Resorts World Corp	483
167,751	e*	Life Time Fitness, Inc	8,929
411,723	*	Live Nation, Inc	9,214
11,587	e	Lottomatica S.p.A.	460
2,726		Luminar plc	38
218,261	e*	Magna Entertainment Corp	637
276,005	e*	Marvel Entertainment, Inc	7,033
131,733	*	MTR Gaming Group, Inc	2,029
153,943	e*	Multimedia Games, Inc	1,964
5,688,000		NagaCorp Ltd	1,590
596,847		Nintendo Co Ltd	217,756
160,778		OPAP S.A.	5,681
40,400	e	Oriental Land Co Ltd	2,110
8,340		Paddy Power plc	260
281,429		PartyGaming plc	173
1,062,730	*	Penn National Gaming, Inc	63,859
352,756	*	Pinnacle Entertainment, Inc	9,930
583,218	e	Publishing & Broadcasting Ltd	9,665
94,374		Rank Group plc	353
1,514,600		Resorts World BHD	1,520
274	e	Round One Corp	497
156,500		Sega Sammy Holdings, Inc	2,532
475,770	e*	Six Flags, Inc	2,897
375,622	e	Sky City Entertainment Group Ltd	1,471
84,955		Speedway Motorsports, Inc	3,397
13,251	*	Sportingbet plc	15
679,346	e	TABCORP Holdings Ltd	9,871
181,100		Tanjong plc	1,013
2,530,321	e	Tattersall's Ltd	10,064
89,290	*	Town Sports International Holdings, Inc	1,725
13,493,648		Walt Disney Co	460,673

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
194,615	e	Warner Music Group Corp	$2,812
715,217	*	Westwood One, Inc	5,142
71,521		William Hill plc	878
221,376	e*	WMS Industries, Inc	6,389
114,511	e	World Wrestling Entertainment, Inc	1,831
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,027,586

APPAREL AND ACCESSORY STORES - 0.61%
367,302		Abercrombie & Fitch Co (Class A)	26,806
344,970	*	Aeropostale, Inc	14,378
1,973,908		American Eagle Outfitters, Inc	50,650
295,457	*	AnnTaylor Stores Corp	10,465
45,900		Aoyama Trading Co Ltd	1,412
126,147	e	Bebe Stores, Inc	2,020
1,258,000	*	Belle International Holdings Ltd	1,388
351,381		Brown Shoe Co, Inc	8,546
87,505		Buckle, Inc	3,448
89,570		Burberry Group plc	1,227
69,170	e*	Cache, Inc	918
289,260	e*	Carter's, Inc	7,503
169,802	e*	Casual Male Retail Group, Inc	1,715
179,480		Cato Corp (Class A)	3,938
136,417	*	Charlotte Russe Holding, Inc	3,666
732,823	*	Charming Shoppes, Inc	7,936
733,011	*	Chico's FAS, Inc	17,842
123,320	*	Children's Place Retail Stores, Inc	6,368
193,026	e	Christopher & Banks Corp	3,310
72,598	e*	Citi Trends, Inc	2,756
28,012		DEB Shops, Inc	775
393,304	*	Dress Barn, Inc	8,071
89,465	e*	DSW, Inc (Class A)	3,115
179,893	*	Eddie Bauer Holdings, Inc	2,312
41,900		Fast Retailing Co Ltd	2,982
253,964		Finish Line, Inc (Class A)	2,314
603,290		Foot Locker, Inc	13,152
130,951		Foschini Ltd	1,123
8,451,818		Gap, Inc	161,430
1,270,600		Giordano International Ltd	626
676,614	*	Hanesbrands, Inc	18,289
461,894	e	Hennes & Mauritz AB (B Shares)	27,310
281,666	*	HOT Topic, Inc	3,062
169,799		Inditex S.A.	9,994
463,686	e*	J Crew Group, Inc	25,081
139,087	e*	Jo-Ann Stores, Inc	3,954
98,848	e*	JOS A Bank Clothiers, Inc	4,099
2,541,717	*	Kohl's Corp	180,538
1,471,475		Limited Brands, Inc	40,392
5,195		Lotte Shopping Co Ltd	2,024
118,227	*	New York & Co, Inc	1,296
1,350,636		Nordstrom, Inc	69,045
370,797	*	Pacific Sunwear Of California, Inc	8,158
414,242	*	Payless Shoesource, Inc	13,069
336,500		Ports Design Ltd	947
896,615		Ross Stores, Inc	27,616
64,281	*	Shoe Carnival, Inc	1,767
70,859		Specialty Fashion Group Ltd	110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
256,483	e	Stage Stores, Inc	$5,376
37,875	e*	Syms Corp	747
138,035	e	Talbots, Inc	3,455
238,750		Truworths International Ltd	1,228
165,211	*	Tween Brands, Inc	7,368
125,527	e*	Under Armour, Inc (Class A)	5,730
471,428	*	Urban Outfitters, Inc	11,328
625,362	e*	Wet Seal, Inc (Class A)	3,758
64,506	e*	Wilsons The Leather Experts, Inc	119
540,597		Woolworths Holdings Ltd	1,635
		TOTAL APPAREL AND ACCESSORY STORES	849,687

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
501,100	e	Asics Corp	6,191
3,205		Benetton Group S.p.A.	56
79,317	e	Columbia Sportswear Co	5,447
132,440		Companhia de Tecidos Norte de Minas - Coteminas	21
69,836	*	G-III Apparel Group Ltd	1,103
224,824		Guess ?, Inc	10,800
190,200		Gunze Ltd	1,111
260,179	*	Gymboree Corp	10,254
546,852		Jones Apparel Group, Inc	15,449
167,923	e	Kellwood Co	4,722
294,000		Li Ning Co Ltd	713
529,366		Liz Claiborne, Inc	19,745
200,462	*	Maidenform Brands, Inc	3,981
19,617		Marzotto S.p.A.	105
2,192,514		Mitsubishi Rayon Co Ltd	15,617
518,124	e	Nisshinbo Industries, Inc	7,237
109,500		Onward Kashiyama Co Ltd	1,398
304,285		Phillips-Van Heusen Corp	18,430
458,190		Polo Ralph Lauren Corp	44,953
715,767	e*	Quiksilver, Inc	10,114
17,300		Shimamura Co Ltd	1,848
348,000	v*	Stella International Holdings Ltd	690
11,394		Tokyo Style Co Ltd	129
222,000		Toyobo Co Ltd	635
73,138	*	True Religion Apparel, Inc	1,487
1,407		VAN DE Velde	73
441,499		VF Corp	40,432
82,300	e	Wacoal Holdings Corp	1,015
264,939	*	Warnaco Group, Inc	10,423
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	234,179

AUTO REPAIR, SERVICES AND PARKING - 0.09%
455,113		Aisin Seiki Co Ltd	16,698
58,938	e*	Amerco, Inc	4,450
144,937	*	Dollar Thrifty Automotive Group, Inc	5,919
333,152	*	Exide Technologies	3,098
1,858,358	*	Hertz Global Holdings, Inc	49,376
29,000		Kayaba Industry Co Ltd	140
117,629	*	Midas, Inc	2,667
61,044		Monro Muffler, Inc	2,286
71,529		NOK Corp	1,510
5,956		Northgate plc	122
65,100	e	Park24 Co Ltd	654

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
238,860		Ryder System, Inc	$12,851
3,115		Sixt AG.	136
2,579		Sixt AG.	159
39,014	*	Standard Parking Corp	1,370
123,629		Sumitomo Rubber Industries, Inc	1,475
2,973,653	e	T RAD Co Ltd	17,435
223,340	*	Wright Express Corp	7,654
		TOTAL AUTO REPAIR, SERVICES AND PARKING	128,000

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
444,814		Advance Auto Parts	18,028
109,284		Asbury Automotive Group, Inc	2,727
696,878	*	Autonation, Inc	15,638
611,728	*	Autozone, Inc	83,574
135,754		Canadian Tire Corp (Class A)	10,711
909,398	*	Carmax, Inc	23,190
308,845	*	Copart, Inc	9,447
399,738	*	CSK Auto Corp	7,355
1,715,546		Inchcape plc	17,108
472,982		Jardine Cycle & Carriage Ltd	4,860
93,718	e	Lithia Motors, Inc (Class A)	2,375
85,903	e*	MarineMax, Inc	1,720
136,830		MOL Hungarian Oil and Gas plc	20,617
486,785	*	O'Reilly Automotive, Inc	17,792
116,471	*	Rush Enterprises, Inc (Class A)	2,530
175,283		Sonic Automotive, Inc (Class A)	5,078
10,614		Super Group Ltd	23
290,253		Suzuki Motor Corp	8,243
25,000		Toyo Tire & Rubber Co Ltd	130
740	*	TravelCenters of America LLC	30
262,044	e*	United Auto Group, Inc	5,579
9,424	*	US Auto Parts Network, Inc	89
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	256,844

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.57%
248,000		Anhui Conch Cement Co Ltd	1,743
146,687	*	Builders FirstSource, Inc	2,356
200	e*	Central Garden & Pet Co	2
394,364	e*	Central Garden and Pet Co (Class A)	4,626
589,431	e	Fastenal Co	24,674
42,588		Grafton Group plc	608
12,145,323		Home Depot, Inc	477,918
19,500	e	Keiyo Co Ltd	139
2,527,671		Kingfisher plc	11,449
8,145,392		Lowe's Cos, Inc	249,982
2,000		Nichias Corp	21
158,170	*	RONA, Inc	3,304
595,013		Travis Perkins plc	22,584
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	799,406

BUSINESS SERVICES - 5.81%
329,823	e*	24/7 Real Media, Inc	3,869
2,437,609	*	3Com Corp	10,067
69,493	e*	3D Systems Corp	1,728
7,044		888 Holdings plc	16
248,761		Aaron Rents, Inc	7,264

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
307,831		ABM Industries, Inc	$7,945
153,113	e*	Acacia Research (Acacia Technologies)	2,474
4,055,031		Accenture Ltd (Class A)	173,920
96	e*	Access Co Ltd	290
37,848	e	Acciona S.A.	10,297
416,053	*	Actuate Corp	2,825
493,162		Acxiom Corp	13,044
1,389,730	e	Adecco S.A.	107,513
204,199		Administaff, Inc	6,839
4,533,471	*	Adobe Systems, Inc	182,019
121,896	e*	Advent Software, Inc	3,968
213,345		Aegis Group plc	585
481,379	*	Affiliated Computer Services, Inc (Class A)	27,304
49,282		Aggreko plc	564
318,401	*	Agile Software Corp	2,566
101,608		Aircastle Ltd	4,045
863,621	*	Akamai Technologies, Inc	42,007
1,800	*	Aladdin Knowledge Systems	37
339,479	*	Alliance Data Systems Corp	26,235
95,147	e	Alpha Systems, Inc	2,656
782,840	*	Amdocs Ltd	31,173
147,648	e*	American Reprographics Co	4,546
271,185	*	AMN Healthcare Services, Inc	5,966
140,269	*	Ansoft Corp	4,137
434,070	*	Ansys, Inc	11,503
325,898	*	aQuantive, Inc	20,792
169,662		Arbitron, Inc	8,743
446,601	e*	Ariba, Inc	4,426
629,399	e*	Art Technology Group, Inc	1,674
26,800	e	Asatsu-DK, Inc	908
572,263	e*	Aspen Technology, Inc	8,012
9,664		Asseco Poland S.A.	293
101,095		Asset Acceptance Capital Corp	1,789
49,507	*	Atos Origin S.A.	3,108
1,812,773	*	Autodesk, Inc	85,345
2,873,648		Automatic Data Processing, Inc	139,286
134,231	*	Autonomy Corp plc	1,925
227,614		Autostrade S.p.A.	7,559
677,884	*	Avis Budget Group, Inc	19,272
302,778	*	Avocent Corp	8,784
58,176	e*	Bankrate, Inc	2,788
39,475	e	Barrett Business Services	1,020
2,533,798	*	BEA Systems, Inc	34,688
1,275,188	e*	BearingPoint, Inc	9,322
2,787		Bechtle AG.	102
701,759	*	BISYS Group, Inc	8,302
289,686		Blackbaud, Inc	6,396
152,617	e*	Blackboard, Inc	6,428
78,826	e*	Blue Coat Systems, Inc	3,903
1,394,692	*	BMC Software, Inc	42,259
467,313	e*	Borland Software Corp	2,776
108,771	e*	Bottomline Technologies, Inc	1,343
265,573	e*	BPZ Energy, Inc	1,482
285,709		Brady Corp (Class A)	10,611
195,686		Brink's Co	12,111
55,850	e*	BroadVision, Inc	111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
55,739	e*	Business Objects S.A.	$2,177
1,898,060		CA, Inc	49,027
309,300	e	CAC Corp	2,549
252,787	*	CACI International, Inc (Class A)	12,349
1,405,754	*	Cadence Design Systems, Inc	30,870
248,160		Cap Gemini S.A.	18,143
4,100		Capcom Co Ltd	76
57,595	*	Capella Education Co	2,651
222,238		Catalina Marketing Corp	7,000
22,011	*	Cavium Networks, Inc	498
366,921	e*	CBIZ, Inc	2,697
651,222	*	Ceridian Corp	22,793
277,916	e*	Cerner Corp	15,416
639,294	*	CGI Group, Inc (Class A)	7,172
119,400	*	Check Point Software Technologies	2,724
345,807	e*	Checkfree Corp	13,901
1,212		Cheil Communications, Inc	373
60,000	*	China LotSynergy Holdings Ltd	27
342,049	*	ChoicePoint, Inc	14,520
265,367	*	Chordiant Software, Inc	4,156
371,853	*	Ciber, Inc	3,042
143,236	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	2,276
794,013	*	Citrix Systems, Inc	26,734
71,775	*	Clayton Holdings, Inc	818
189,121	e*	Clear Channel Outdoor Holdings, Inc (Class A)	5,360
2,956,910	e*	CMGI, Inc	5,766
843,856	e*	CNET Networks, Inc	6,911
36,157		Coates Hire Ltd	178
277,957	*	Cogent Communications Group, Inc	8,303
235,287	e*	Cogent, Inc	3,456
238,314		Cognex Corp	5,364
746,566	*	Cognizant Technology Solutions Corp (Class A)	56,060
153,362	*	Cognos, Inc	6,116
265,777	e*	Commvault Systems, Inc	4,590
7,949		Computacenter plc	36
47,162	e	Computer Programs & Systems, Inc	1,461
1,809,152	*	Computer Sciences Corp	107,011
1,291,751		Computershare Ltd	12,326
1,525,576	*	Compuware Corp	18,093
123,310	*	COMSYS IT Partners, Inc	2,813
200,938	e*	Concur Technologies, Inc	4,591
1,174,221	*	Convergys Corp	28,463
494,000		COSCO Pacific Ltd	1,295
101,083	e*	CoStar Group, Inc	5,345
161,264	*	Covansys Corp	5,472
5,794		CPL Resources plc	56
384,232	*	CSG Systems International, Inc	10,186
10,447		CSK Holdings Corp	368
156,401		Ctrip.com International Ltd (ADR)	12,298
163,299	e*	Cybersource Corp	1,969
34,186	e	Dassault Systemes S.A.	2,155
189,593	*	DealerTrack Holdings, Inc	6,985
311,320		Deluxe Corp	12,643
14		Dena Co Ltd	49
1,548		Dentsu, Inc	4,388
217,994	*	Digital River, Inc	9,864

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
97,118	*	DivX, Inc	$1,457
41,024	*	Double-Take Software, Inc	673
337,247	*	DST Systems, Inc	26,713
543,901	*	DynCorp International, Inc (Class A)	11,960
12,735	e	eAccess Ltd	7,599
795,873	*	Earthlink, Inc	5,945
7,714,084	*	eBay, Inc	248,239
162,962	e*	Echelon Corp	2,547
247,197	*	Eclipsys Corp	4,895
102,116	*	eCollege.com, Inc	2,272
1,040	e	Econtext, Inc	1,288
257,185	e*	eFunds Corp	9,076
99,361	e	Electro Rent Corp	1,445
1,499,792	*	Electronic Arts, Inc	70,970
4,190,345		Electronic Data Systems Corp	116,198
196,947	e*	Elpida Memory, Inc	8,648
400	m,v*	Envision Development Corp	-	^
312,648	*	Epicor Software Corp	4,649
167,345	e*	EPIQ Systems, Inc	2,704
1,059,449		Equifax, Inc	47,061
167,056	e*	Equinix, Inc	15,281
12,577	e*	Escala Group, Inc	31
182,763	e*	eSpeed, Inc (Class A)	1,579
427,776	e*	Evergreen Energy, Inc	2,579
120,574	e*	ExlService Holdings, Inc	2,260
1,084,945	*	Expedia, Inc	31,778
1,523,576		Experian Group Ltd	19,174
175,570	*	F5 Networks, Inc	14,151
219,638		Factset Research Systems, Inc	15,012
241,496		Fair Isaac Corp	9,689
169,310	e*	FalconStor Software, Inc	1,786
1,093	e	Fidec Corp	1,655
1,466,919		Fidelity National Information Services, Inc	79,624
42,414	e*	First Advantage Corp (Class A)	976
107,894		First Choice Holidays plc	685
4,250,295		First Data Corp	138,857
1,021,094	*	Fiserv, Inc	57,998
165,422	e*	Focus Media Holding Ltd (ADR)	8,354
108,703	*	Forrester Research, Inc	3,058
100,588		FTD Group, Inc	1,852
164,760		FUJI SOFT, Inc	3,876
3,994,990		Fujitsu Ltd	29,428
15,597		Fuyo General Lease Co Ltd	522
365,803	*	Gartner, Inc	8,995
232,000		GeoVision, Inc	1,446
127,331	*	Gerber Scientific, Inc	1,480
6,168	e	Getronics NV	46
214,897	*	Getty Images, Inc	10,274
145,986		Gevity HR, Inc	2,822
234,587	*	Global Cash Access, Inc	3,758
86,927	e*	Global Sources Ltd	1,973
37,601		GN Store Nord	444
1,191	e	Goodwill Group, Inc	410
1,343,593	*	Google, Inc (Class A)	703,210
150,000	e*	Gravity Co Ltd (ADR)	950
271,845		Group 4 Securicor plc	1,146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
8,717	e	Gruppo Editoriale L'Espresso S.p.A.	$46
3,695	e*	Guidance Software, Inc	52
95,339	e*	H&E Equipment Services, Inc	2,645
19,250		Hakuhodo DY Holdings, Inc	1,271
4,543,421		Hays plc	15,521
151,966	e	Healthcare Services Group	4,483
76,437	e	Heartland Payment Systems, Inc	2,242
158,774	*	Heidrick & Struggles International, Inc	8,136
715,796	*	HLTH Corp	10,028
110,358	*	HMS Holdings Corp	2,112
4,331,712		Huabao International Holdings Ltd	4,183
209,052	*	Hudson Highland Group, Inc	4,472
280,368	e*	Hypercom Corp	1,657
79,185	e*	i2 Technologies, Inc	1,476
38,408	e*	ICT Group, Inc	719
125,666	*	iGate Corp	1,008
173,434	*	IHS, Inc (Class A)	7,978
64,125	e	Imergent, Inc	1,568
844,585		IMS Health, Inc	27,137
180		Indofood Agri Resources Ltd	-	^
343,861	e	Indra Sistemas S.A.	8,575
115,980	e*	Infocrossing, Inc	2,142
481,501	*	Informatica Corp	7,112
427,900	a	Information Development Co	2,675
183,648		Infospace, Inc	4,262
336,029		Infosys Technologies Ltd	15,903
5,700	e	Infosys Technologies Ltd (ADR)	287
178,221		infoUSA, Inc	1,821
124,522	e*	Innerworkings, Inc	1,995
72,013	e*	Innovative Solutions & Support, Inc	1,672
6,400		INTEC Holdings Ltd	95
55,804	e	Integral Systems, Inc	1,357
16,201	a,e	Intelligent Wave, Inc	9,095
215,329		Interactive Data Corp	5,767
97,491	*	Interactive Intelligence, Inc	2,008
255,879	e*	Internap Network Services Corp	3,690
228,730	e*	Internet Capital Group, Inc	2,836
46,703	e	Interpool, Inc	1,256
2,100,667	e*	Interpublic Group of Cos, Inc	23,948
305,216	*	Interwoven, Inc	4,285
2,359,495	*	Intuit, Inc	70,974
163,386	*	inVentiv Health, Inc	5,982
352,964	e*	Ipass, Inc	1,913
1,505,944	*	Iron Mountain, Inc	39,350
10,922		iSOFT Group plc	11
427,912		Jack Henry & Associates, Inc	11,019
163,532	*	JDA Software Group, Inc	3,210
4,012,626	*	Juniper Networks, Inc	100,998
803	e	Kakaku.com, Inc	1,991
54,624	*	Kana Software, Inc	169
116,092		Kelly Services, Inc (Class A)	3,188
133,652	e*	Kenexa Corp	5,040
81,846	*	Keynote Systems, Inc	1,342
198,265	*	Kforce, Inc	3,168
925,401	*	Kinetic Concepts, Inc	48,093
762	e*	KK DaVinci Advisors	665

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
144,717	e*	Knot, Inc	$2,922
21,810		Konami Corp	501
379,040	*	Korn/Ferry International	9,954
379,814	*	Labor Ready, Inc	8,778
384,998		Lamar Advertising Co (Class A)	24,162
786,482	e*	Lawson Software, Inc	7,778
1,576,000		Lenovo Group Ltd	929
90,256	*	Limelight Networks, Inc	1,785
326,672	*	Lionbridge Technologies	1,924
43,148	e*	Liquidity Services, Inc	810
194,419	*	LivePerson, Inc	1,040
3,413,378		LogicaCMG plc	10,344
131,499	*	LoJack Corp	2,931
344	e	Macromill, Inc	853
302,010	*	Magma Design Automation, Inc	4,240
212,473	*	Manhattan Associates, Inc	5,930
650,507		Manpower, Inc	60,003
166,307	*	Mantech International Corp (Class A)	5,127
123,216	e	Marchex, Inc (Class B)	2,011
457,665	e	Mastercard, Inc (Class A)	75,913
996,830	*	McAfee, Inc	35,088
490,973	e*	Mentor Graphics Corp	6,466
504,398		Michael Page International plc	5,299
50,481,064		Microsoft Corp	1,487,677
67,365	*	MicroStrategy, Inc (Class A)	6,365
176,197	e*	Midway Games, Inc	1,121
121,086		Misys plc	567
59,360		Mitsubishi UFJ Lease & Finance Co Ltd	2,666
347,117		MoneyGram International, Inc	9,702
576,028	*	Monster Worldwide, Inc	23,675
6,761		Morgan Sindall plc	204
553,985	*	Move, Inc	2,482
652,269	*	MPS Group, Inc	8,721
217,101	*	MSC.Software Corp	2,940
624,489	*	NAVTEQ Corp	26,441
700,757	*	NCR Corp	36,818
5,079	*	NCSoft Corp	485
3,161,628		NEC Corp	16,276
154,553	*	Ness Technologies, Inc	2,011
247,497	e*	NetFlix, Inc	4,799
7,180	*	Netscout Systems, Inc	62
158,225	*	Network Equipment Technologies, Inc	1,509
1,087		NextCom K.K.	290
23,416	*	NHN Corp	4,262
234,508		NIC, Inc	1,604
187,338	e	Nippon System Development Co Ltd	2,751
365,401		Nippon Systemware Co Ltd	1,862
150,755		Nomura Research Institute Ltd	4,434
60,888		Northgate Information Solutions plc	97
4,168,812	*	Novell, Inc	32,475
6,834	e	NTT Data Corp	32,424
705,341	e*	Nuance Communications, Inc	11,800
22,225		Obic Co Ltd	4,390
2,248,784		Omnicom Group, Inc	119,006
150,713	e*	Omniture, Inc	3,454
206,104	*	On Assignment, Inc	2,209

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
122,903	e*	Online Resources Corp	$1,349
61,923	*	Open Text Corp	1,357
532,353	e*	OpenTV Corp (Class A)	1,129
454,697	e*	Opsware, Inc	4,324
24,839,284	*	Oracle Corp	489,582
229,559	e	Oracle Corp Japan	10,132
12,900		Otsuka Corp	1,223
198,620	*	Packeteer, Inc	1,551
642,944	*	Parametric Technology Corp	13,894
275,000		PCA Corp	3,045
108,921	e*	PDF Solutions, Inc	1,289
109,028	e	Pegasystems, Inc	1,192
118,061	e*	PeopleSupport, Inc	1,340
166,133	e*	Perficient, Inc	3,439
520,807	e*	Perot Systems Corp (Class A)	8,875
195,771	*	Phase Forward, Inc	3,295
89,665	e	Portfolio Recovery Associates, Inc	5,382
577,600		POS Malaysia & Services Holdings BHD	700
154,804	e*	PRA International	3,917
432,347	*	Premiere Global Services, Inc	5,629
261,431	*	Progress Software Corp	8,311
16,628		Prokom Software S.A.	890
16,305	e	Promotora de Informaciones S.A.	358
31,881	*	Protection One, Inc	477
69,765		Public Power Corp	1,966
110,604	e	QAD, Inc	918
90,652	e	Quality Systems, Inc	3,442
358,314	*	Quest Software, Inc	5,801
132,839	e*	Radiant Systems, Inc	1,759
132,238	e*	Radisys Corp	1,640
11,400	*	RADWARE Ltd	166
52,461	e	Rakuten, Inc	17,637
58,692		Randstad Holdings NV	4,645
164,012	e*	Raser Technologies, Inc	1,212
701,428	*	RealNetworks, Inc	5,731
804,204	e*	Red Hat, Inc	17,918
47,625	e	Renaissance Learning, Inc	626
419,848	*	Rent-A-Center, Inc	11,013
257	*	Retalix Ltd	5
19,620	e*	Rewards Network, Inc	80
86,427	e*	RightNow Technologies, Inc	1,418
36,505		Ritchie Bros Auctioneers, Inc	2,293
957,192		Robert Half International, Inc	34,938
161,679		Rollins, Inc	3,681
354,103	*	S1 Corp	2,829
5,120		S1 Corp	276
630,011		Sage Group plc	2,952
791,369	e*	Salesforce.com, Inc	33,918
1,246,955	e	SAP AG.	63,753
448,406	*	Sapient Corp	3,466
5,485	*	SCI Entertainment Group plc	56
180,556		Secom Co Ltd	8,518
324,164	e*	Secure Computing Corp	2,460
66,026		Securitas AB (B Shares)	1,045
11,405		Seek Ltd	71
1,306,296		ServiceMaster Co	20,195

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
7,615		SGS S.A.	$9,004
76,511	e*	SI International, Inc	2,526
33,172	*	Silicon Graphics, Inc	880
365		SimCorp A/S	87
1,387,432		Singapore Post Ltd	1,152
126,083	e*	Smith Micro Software, Inc	1,899
55,789	e	Societe Des Autoroutes Paris-Rhin-Rhone	5,669
146,032	e*	Sohu.com, Inc	4,672
103,546,311		Solomon Systech International Ltd	14,811
410,429	*	SonicWALL, Inc	3,526
1,450,712	e*	Sonus Networks, Inc	12,360
285,618		Sorun Corp	2,120
435,999		Sotheby's	20,065
9,587	*	Sourcefire, Inc	134
398,547	*	Spherion Corp	3,742
163,304	*	SPSS, Inc	7,208
228,195	e	Square Enix Co Ltd	5,764
277,175	e*	SRA International, Inc (Class A)	7,001
58,967	e*	Stratasys, Inc	2,770
14,395	e	STW Communications Group Ltd	36
26,303		Submarino S.A.	1,095
19,863,915	*	Sun Microsystems, Inc	104,484
1,054,450	*	Sybase, Inc	25,191
233,869	*	SYKES Enterprises, Inc	4,441
4,539,860	*	Symantec Corp	91,705
128,397	*	Synchronoss Technologies, Inc	3,767
100,852	e*	SYNNEX Corp	2,079
874,801	*	Synopsys, Inc	23,121
67,599	e	Syntel, Inc	2,054
16,080		Taiwan Secom Co Ltd	27
12,135,052		Taiwan-Sogo Shinkong Security Corp	10,914
407,200	e*	Take-Two Interactive Software, Inc	8,132
86,986	e	TAL International Group, Inc	2,584
86,084	*	Taleo Corp (Class A)	1,940
99,279		Tata Consultancy Services Ltd	2,808
42,444	*	TechTarget, Inc	545
55,409	e	Telecom Italia Media S.p.A.	20
12,235	*	Telelogic AB	37
224,480	*	TeleTech Holdings, Inc	7,291
123,848	*	Temenos Group AG.	2,981
665,000		Tencent Holdings Ltd	2,673
102,504	e	TheStreet.com, Inc	1,115
386,790	e*	THQ, Inc	11,805
1,202,610	*	TIBCO Software, Inc	10,884
8,236	e*	Tiens Biotech Group USA, Inc	32
20,697	*	Tier Technologies, Inc (Class B)	203
462,864	e	Tietoenator Oyj	14,872
6,782		TIS, Inc	156
174,516	e	TNS, Inc	2,515
356,000	*	Tom Online, Inc	64
506,396	e	Total System Services, Inc	14,944
146,272	*	TradeStation Group, Inc	1,704
3,700		Trans Cosmos, Inc	71
196,115	*	Transaction Systems Architects, Inc	6,601
27,048	e*	Travelzoo, Inc	719
505,203	e	Trend Micro, Inc	16,311

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
239,780	*	Trizetto Group, Inc	$4,642
131,368	e*	Ultimate Software Group, Inc	3,801
50,080	*	Unica Corp	826
1,383,759	*	Unisys Corp	12,648
403,592		United Online, Inc	6,655
471,368	e*	United Rentals, Inc	15,338
181,604	*	Universal Compression Holdings, Inc	13,161
19,660		USS Co Ltd	1,252
592,241	*	Valueclick, Inc	17,447
138,889	e*	Vasco Data Security International	3,161
10,396	*	Veraz Networks, Inc	68
300	e*	Verint Systems, Inc	9
1,758,009	*	VeriSign, Inc	55,782
44,832	e*	Vertrue, Inc	2,187
153,083		Viad Corp	6,456
245,356	*	Vignette Corp	4,701
99,685	e*	Visual Sciences, Inc	1,542
68,577	*	Vocus, Inc	1,722
87,534	e*	Volt Information Sciences, Inc	1,614
4,005,538		Waste Management, Inc	156,416
30,830	e*	WebMD Health Corp (Class A)	1,451
256,613	*	Websense, Inc	5,453
417,617	*	Wind River Systems, Inc	4,594
30,373	*	Wire and Wireless India Ltd	47
8,925,863		WPP Group plc	133,499
8,321		Yahoo! Japan Corp	2,821
8,050,418	*	Yahoo!, Inc	218,408
25,255	*	Zee News Ltd	29
		TOTAL BUSINESS SERVICES	8,111,562

CHEMICALS AND ALLIED PRODUCTS - 8.34%
10,283,742		Abbott Laboratories	550,694
73,781	b,e,m,v*	Able Laboratories, Inc	-	^
109,793	e*	Abraxis BioScience, Inc	2,441
155,076	e*	Acadia Pharmaceuticals, Inc	2,120
19,184	*	Acambis plc	45
226,012	e*	Acorda Therapeutics, Inc	3,856
713,327	e*	Adams Respiratory Therapeutics, Inc	28,098
75,683	e*	Advanced Magnetics, Inc	4,402
163,606	*	Agrium, Inc	7,171
395,275		Air Liquide	51,869
1,739,888		Air Products & Chemicals, Inc	139,835
1,418,076		Akzo Nobel NV	122,407
183,077	*	Albany Molecular Research, Inc	2,719
608,807		Albemarle Corp	23,457
888,287		Alberto-Culver Co	21,070
3,940		Alexandria Mineral Oils Co	56
193,986	e*	Alexion Pharmaceuticals, Inc	8,741
118,680	*	Alexza Pharmaceuticals, Inc	981
242,660		Alfa S.A. de C.V. (Class A)	1,908
18,625		Alfresa Holdings Corp	1,300
531,865	e*	Alkermes, Inc	7,765
225,057	*	Allos Therapeutics, Inc	995
185,135	e*	Alnylam Pharmaceuticals, Inc	2,812
250,896	*	Alpharma, Inc (Class A)	6,526
359,959	e	Altana AG.	8,699

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,568,000		Aluminum Corp of China Ltd	$4,388
247,870	e*	American Oriental Bioengineering, Inc	2,206
97,580	e	American Vanguard Corp	1,397
7,770,999	*	Amgen, Inc	429,659
5,740	*	Amicus Therapeutics, Inc	66
2,001		Amorepacific Corp	1,585
14,546		Amorepacific Corp	2,689
14,206	e*	Anadys Pharmaceuticals, Inc	53
97,219	*	Animal Health International, Inc	1,409
97,288	b,e*	Aphton Corp	-	^
144,320		Arch Chemicals, Inc	5,071
303,985	e*	Arena Pharmaceuticals, Inc	3,341
3,129	e*	Arkema	205
178,094	e*	Arqule, Inc	1,256
290,312	e*	Array Biopharma, Inc	3,388
204,175	e*	Arrowhead Research Corp	1,027
1,644,167		Asahi Kasei Corp	10,802
110,059		Aspen Pharmacare Holdings Ltd	575
1,119,375		Astellas Pharma, Inc	48,690
2,096,517		AstraZeneca plc	112,354
63,013		AstraZeneca plc (ADR)	3,370
133,348	*	Auxilium Pharmaceuticals, Inc	2,126
166,531	e*	Aventine Renewable Energy Holdings, Inc	2,826
608,703		Avery Dennison Corp	40,467
1,827,061		Avon Products, Inc	67,144
93,986		Balchem Corp	1,708
459,017	*	Barr Pharmaceuticals, Inc	23,056
856,174	e	BASF AG.	112,002
163	*	Basilea Pharmaceutica	36
15,594		Beiersdorf AG.	1,110
107,452	e*	Bentley Pharmaceuticals, Inc	1,304
25,793	e*	BioCryst Pharmaceuticals, Inc	199
27,251	*	Biodel, Inc	540
252,081	e*	Bioenvision, Inc	1,457
2,106,697	*	Biogen Idec, Inc	112,708
499,177	e*	BioMarin Pharmaceuticals, Inc	8,955
56,884	*	BioMimetic Therapeutics, Inc	889
231,269	*	Bionovo, Inc	893
339,591	*	Bioton S.A.	230
357,279	e*	Biovail Corp International	9,106
128,649	e*	Bradley Pharmaceuticals, Inc	2,793
75,151		Braskem S.A.	672
9,988,855		Bristol-Myers Squibb Co	315,248
9,000,000		C&O Pharmaceutical Technology Holdings Ltd	3,205
425,262		Cabot Corp	20,276
89,982	e*	Cadence Pharmaceuticals, Inc	1,091
211,127	e*	Calgon Carbon Corp	2,449
164,410		Cambrex Corp	2,182
50,795	e*	Caraco Pharmaceutical Laboratories Ltd	771
1,488,135		Celanese Corp (Series A)	57,710
334,291	*	Cell Genesys, Inc	1,120
302,389	*	Cephalon, Inc	24,309
381,168		CF Industries Holdings, Inc	22,828
266,221	*	Charles River Laboratories International, Inc	13,742
364,959	e*	Chattem, Inc	23,131
1,377,330		Chemtura Corp	15,302

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
231,224	e	Chugai Pharmaceutical Co Ltd	$4,155
272,958	e	Church & Dwight Co, Inc	13,228
12,121	e	Ciba Specialty Chemicals AG.	788
378,472		Cipla Ltd	1,936
273,000	*	CK Life Sciences International Holdings, Inc	27
41,843		Clariant AG.	677
863,664		Clorox Co	53,634
4,216,842		Colgate-Palmolive Co	273,462
79,490	e*	Critical Therapeutics, Inc	173
363,200	e*	Crucell NV	8,077
371,959		CSL Ltd	27,688
301,710	e*	Cubist Pharmaceuticals, Inc	5,947
173,144	*	Cypress Bioscience, Inc	2,296
565,204		Cytec Industries, Inc	36,043
220,012	e*	Cytokinetics, Inc	1,243
520,900	*	CytRx Corp	1,625
501,054		Dade Behring Holdings, Inc	26,616
913,833		Daicel Chemical Industries Ltd	5,947
832,900		Daiichi Sankyo Co Ltd	22,099
1,847,099		Dainippon Ink and Chemicals, Inc	7,127
438,563	e*	Dendreon Corp	3,105
115,723	*	Digene Corp	6,949
523,469	*	Discovery Laboratories, Inc	1,481
84,162	e*	Dov Pharmaceutical, Inc	26
5,293,037		Dow Chemical Co	234,058
106,595		Dr Reddy's Laboratories Ltd	1,726
909,936		DSM NV	44,815
5,031,031		Du Pont (E.I.) de Nemours & Co	255,778
323,777	e*	Durect Corp	1,247
900	e*	Dusa Pharmaceuticals, Inc	3
669,096		Dyno Nobel Ltd	1,354
354,940		Eastman Chemical Co	22,833
854,412		Ecolab, Inc	36,483
94,182		Egyptian International Pharmaceutical Industrial Co	484
205,600		Eisai Co Ltd	8,978
309,916	*	Elan Corp plc	6,746
438,459	*	Elan Corp plc (ADR)	9,615
4,350,774		Eli Lilly & Co	243,121
172,417	*	Elizabeth Arden, Inc	4,183
26,767	e*	Emergent Biosolutions, Inc	276
334,392	e*	Encysive Pharmaceuticals, Inc	595
16,320	v*	Engro Chemical Pakistan Ltd	15
108,800		Engro Chemical Pakistan Ltd	456
277,888	e*	Enzon Pharmaceuticals, Inc	2,181
44,389	e*	EPIX Pharmaceuticals, Inc	249
773,371		Estee Lauder Cos (Class A)	35,196
222,000		Eternal Chemical Co Ltd	352
596,000	e*	Eurand NV	9,339
255,500		Fauji Fertilizer Co Ltd	512
258,190	e	Ferro Corp	6,437
16,426		Filtrona plc	85
148,607		FMC Corp	13,284
113		Forbo Holding AG.	62
2,448,027	*	Forest Laboratories, Inc	111,752
2,637,235		Formosa Plastics Corp	6,695
3,145,596	*	Genentech, Inc	237,996

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
229,407	e*	Genta, Inc	$68
397,547	*	GenVec, Inc	934
2,348,685	*	Genzyme Corp	151,255
218,832	e	Georgia Gulf Corp	3,963
389,672	e*	Geron Corp	2,743
5,970,031	*	Gilead Sciences, Inc	231,458
6,260		GlaxoSmithkline Pharmaceuticals Ltd	195
7,786,777		GlaxoSmithKline plc	202,846
186		GlaxoSmithKline plc (ADR)	10
40,138		Glenmark Pharmaceuticals Ltd	650
1,948,000		Global Bio-Chem Technology Group Co Ltd	802
31,660	e*	GlobeTel Communications Corp	8
75,220	e*	GTx, Inc	1,218
11,516		H Lundbeck A/S	292
724,480		H.B. Fuller Co	21,655
352,693	*	Halozyme Therapeutics, Inc	3,255
75,885	e*	Hana Biosciences, Inc	125
1,882		Hanmi Pharm Co Ltd	289
26,110		Hanwha Chemical Corp	643
85,000		Haw Par Corp Ltd	425
188,715	e	Henkel KGaA	9,944
776,433	*	Hercules, Inc	15,257
9,698		Hikma Pharmaceuticals plc	74
523,501		Hindustan Lever Ltd	2,430
96,790		Hitachi Chemical Co Ltd	2,189
7,678		Honam Petrochemical Corp	766
779,996	*	Hospira, Inc	30,451
738,338	e*	Human Genome Sciences, Inc	6,586
909,264		Huntsman Corp	22,104
91,811	e*	Idenix Pharmaceuticals, Inc	542
159,601	*	Idexx Laboratories, Inc	15,103
304,516	*	ImClone Systems, Inc	10,768
487,782	*	Immucor, Inc	13,643
69,052	e*	Immunogen, Inc	383
822,448		Imperial Chemical Industries plc	10,231
279,595	e*	Indevus Pharmaceuticals, Inc	1,882
317,654		Indian Petrochemicals Co	2,676
2,934	*	Innogenetics NV	36
108,691	e	Innophos Holdings, Inc	1,554
72,796		Innospec, Inc	4,310
32,181	e	Inter Parfums, Inc	857
184,058	e*	InterMune, Inc	4,774
369,193		International Flavors & Fragrances, Inc	19,250
247,696	e*	Inverness Medical Innovations, Inc	12,637
564,564	*	Invitrogen Corp	41,637
295,500		Ipsen	15,162
14,000		Ishihara Sangyo Kaisha Ltd	25
319,489		Israel Chemicals Ltd	2,539
220,756	*	Javelin Pharmaceuticals, Inc	1,366
381,729		JSR Corp	9,211
79,837		Kaiser Aluminum Corp	5,819
3,000		Kaken Pharmaceutical Co Ltd	22
547,144		Kansai Paint Co Ltd	4,783
422,229		Kao Corp	10,932
1,907,869	e*	Keryx Biopharmaceuticals, Inc	18,640
2,156,604	*	King Pharmaceuticals, Inc	44,124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
934,227		Kingboard Chemical Holdings Ltd	$4,300
100,687		Koppers Holdings, Inc	3,391
26,977		Kose Corp	764
18,504	e	Kronos Worldwide, Inc	467
135,500		Kuraray Co Ltd	1,588
197,659	e*	KV Pharmaceutical Co (Class A)	5,384
306,070		Kyowa Hakko Kogyo Co Ltd	2,888
112,553	*	Landec Corp	1,508
24,680		LG Chem Ltd	2,082
4,890		LG Household & Health Care Ltd	709
27,440		LG Petrochemical Co Ltd	1,069
479,676		Ligand Pharmaceuticals, Inc (Class B)	3,300
282,149		Linde AG.	33,947
7,492		Lonza Group AG.	687
208,963	e	L'Oreal S.A.	24,700
340,650		Lubrizol Corp	21,989
43,898		Lupin Ltd	789
1,063,339		Lyondell Chemical Co	39,471
167,333		Makhteshim-Agan Industries Ltd	1,210
99,116	e	Mannatech, Inc	1,575
238,298	e*	MannKind Corp	2,938
194,949	e*	Martek Biosciences Corp	5,063
698,822	e*	Medarex, Inc	9,986
127,523		Mediceo Paltac Holdings Co Ltd	1,953
294,661	*	Medicines Co	5,192
312,340	e	Medicis Pharmaceutical Corp (Class A)	9,539
118,078	e*	Medivation, Inc	2,412
13,581,327		Merck & Co, Inc	676,350
280,418	e	Merck KGaA	38,367
230,158	e	Meridian Bioscience, Inc	4,985
853,489		Methanex Corp	21,184
494,604	*	MGI Pharma, Inc	11,064
1,301,200	*	Millennium Pharmaceuticals, Inc	13,754
111,872	e	Minerals Technologies, Inc	7,490
253,851	*	Minrad International, Inc	1,505
3,585,500		Mitsubishi Chemical Holdings Corp	32,915
113,081		Mitsubishi Gas Chemical Co, Inc	1,032
5,773	*	Molecular Insight Pharmaceuticals, Inc	54
121,191	e*	Momenta Pharmaceuticals, Inc	1,222
3,038,301		Monsanto Co	205,207
1,224,523	*	Mosaic Co	47,781
1,024,869	*	Mylan Laboratories, Inc	18,642
364,586	e*	Nabi Biopharmaceuticals	1,677
643,786		Nalco Holding Co	17,672
3,880,821		Nan Ya Plastics Corp	8,548
126,180	e*	Nastech Pharmaceutical Co, Inc	1,377
170,081		Natura Cosmeticos S.A.	2,469
670,363	*	NBTY, Inc	28,960
770		Neochimiki LV Lavrentiadis S.A.	21
215,069	e*	Neurocrine Biosciences, Inc	2,415
85,622	e	NewMarket Corp	4,142
3,123	*	NicOx S.A.	76
485,550	e	Nippon Chemiphar Co Ltd	2,057
36,429		Nippon Kayaku Co Ltd	289
4,000		Nippon Shinyaku Co Ltd	37
23,446		Nippon Shokubai Co Ltd	208

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
29,429		Nissan Chemical Industries Ltd	$346
49,490	e	NL Industries, Inc	496
103,129		Nova Chemicals Corp	3,687
9,312	*	Novacea, Inc	88
3,382,602		Novartis AG.	189,901
129,000		Novartis AG. (ADR)	7,233
210,552	*	Noven Pharmaceuticals, Inc	4,937
340,357		Novo Nordisk A/S (Class B)	37,022
7,413		Novozymes A/S (B Shares)	859
40,028	e*	NPS Pharmaceuticals, Inc	166
189,306	e*	Nuvelo, Inc	515
7,796	*	Obagi Medical Products, Inc	138
442,022		Olin Corp	9,282
183,056	*	OM Group, Inc	9,687
3,762		Omega Pharma S.A.	326
189,905	e*	Omrix Biopharmaceuticals, Inc	5,974
249,537	e*	Onyx Pharmaceuticals, Inc	6,713
6,236		OPG Groep NV	227
245,834	e*	OraSure Technologies, Inc	2,011
40,563	*	Orexigen Therapeutics, Inc	609
141,000		Oriental Union Chemical Corp	120
3,708		Oriola-KD Oyj	17
614,264		Orion Oyj (Class B)	15,373
415,170	e*	OSI Pharmaceuticals, Inc	15,033
69,317	e*	Osiris Therapeutics, Inc	936
162,303	e*	Pacific Ethanol, Inc	2,142
179,671	e*	Pain Therapeutics, Inc	1,565
196,411	*	Par Pharmaceutical Cos, Inc	5,545
149,688	*	Parexel International Corp	6,296
494,301	e*	PDL BioPharma, Inc	11,517
122,456	e*	Penwest Pharmaceuticals Co	1,527
451,445		Perrigo Co	8,839
108,157	e*	PetMed Express, Inc	1,389
40,693,702		Pfizer, Inc	1,040,538
139,404	*	Pharmion Corp	4,036
41,699	*	Pharmos Corp	60
95,537	e*	Pioneer Cos, Inc	3,284
7,807		Polska Grupa Farmaceutyczna S.A.	317
572,561	*	PolyOne Corp	4,117
118,654	e*	Poniard Pharmaceuticals, Inc	807
196,675	e*	Pozen, Inc	3,554
1,881,557		PPG Industries, Inc	143,205
1,499,096		Praxair, Inc	107,920
235,684	*	Prestige Brands Holdings, Inc	3,059
18,290,909		Procter & Gamble Co	1,119,221
116,360	e*	Progenics Pharmaceuticals, Inc	2,510
165,079	*	Protalix BioTherapeutics, Inc	4,455
1,737,500		PT Kalbe Farma Tbk	267
89,100		PTT Chemical PCL	232
177,549	e*	Quidel Corp	3,118
296,029		Ranbaxy Laboratories Ltd	2,584
2,244,155		Reckitt Benckiser plc	122,858
6,503		Recordati S.p.A.	54
20,480	e*	Renovis, Inc	74
1,092,303	e*	Revlon, Inc (Class A)	1,496
4	*	Rhodia S.A.	-	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
11,151		Richter Gedeon Nyrt	$2,232
8,153		Roche Holding AG.	1,629
1,695,961		Roche Holding AG.	300,502
197,731	*	Rockwood Holdings, Inc	7,227
896,499		Rohm & Haas Co	49,021
517,657		RPM International, Inc	11,963
25,000		Sakai Chemical Industry Co Ltd	191
253,626	e*	Salix Pharmaceuticals Ltd	3,120
1,622,862	e	Sanofi-Aventis	131,107
2,020		Sanofi-Aventis (ADR)	81
364,935	e*	Santarus, Inc	1,887
59,000	e	Santen Pharmaceutical Co Ltd	1,437
61,200	e	Sawai Pharmaceutical Co Ltd	2,110
9,344,363		Schering-Plough Corp	284,442
281,615	e*	Sciele Pharma, Inc	6,635
188,717	e	Scotts Miracle-Gro Co (Class A)	8,104
270,772		Sensient Technologies Corp	6,875
586,131	*	Sepracor, Inc	24,043
884,557		Sherwin-Williams Co	58,797
1,060,500		Shin-Etsu Chemical Co Ltd	75,717
247,664		Shionogi & Co Ltd	4,037
286,100		Shiseido Co Ltd	6,107
1,195,831	e	Showa Denko KK	4,325
97,289		Sidi Kerir Petrochemcials Co	304
665,029		Sigma-Aldrich Corp	28,377
1,180,000		Sinopec Shanghai Petrochemical Co Ltd	779
368,000	*	Sinopec Yizheng Chemical Fibre Co Ltd	173
31,805	e*	Sniace-Soc Nacional Indust	205
72,449		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,254
33,273	*	Somaxon Pharmaceuticals, Inc	405
9	*	Sosei Co Ltd	16
15,942	*	Speedel Holding AG	2,375
1,287,086		SSL International plc	11,241
50,000	e	Stada Arzneimittel AG.	3,185
28,752		Stepan Co	871
2,180,120		Sumitomo Chemical Co Ltd	14,630
19,768	v*	Sun Pharma Advanced Research Co Ltd	41
34,344		Sun Pharmaceuticals Industries Ltd	865
454,412	e*	SuperGen, Inc	2,527
101,913	e*	SurModics, Inc	5,096
633,264		Symbion Health Ltd	2,189
62,449		Syngenta AG.	12,174
5,698	*	Synta Pharmaceuticals Corp	47
124,200	e	Taisho Pharmaceutical Co Ltd	2,464
353,000		Taiwan Fertilizer Co Ltd	741
61,127		Taiyo Nippon Sanso Corp	473
1,359,294		Takeda Pharmaceutical Co Ltd	87,812
1,372,900		Tanabe Seiyaku Co Ltd	16,323
236,262	e*	Tanox, Inc	4,586
381,000		Teijin Ltd	2,084
182,970	e*	Tercica, Inc	933
531,250		Teva Pharmaceutical Industries Ltd	21,939
4,007,900		Teva Pharmaceutical Industries Ltd (ADR)	165,326
478,000	e*	Theravance, Inc	15,296
2,473,000	e	Tokai Carbon Co Ltd	23,138
44,527	e	Tokuyama Corp	579

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
173,000	*	Tongjitang Chinese Medicines Co (ADR)	$1,946
1,280,663		Toray Industries, Inc	9,463
1,694,161		Tosoh Corp	9,397
36,000		Toyo Ink Manufacturing Co Ltd	137
229,005	e	Tronox, Inc (Class B)	3,218
58,500	*	Trubion Pharmaceuticals, Inc	1,221
283,341		UAP Holding Corp	8,540
22,928		UCB S.A.	1,356
35,180		United Drug plc	192
110,455	e*	United Therapeutics Corp	7,043
56,926	e*	US BioEnergy Corp	647
108,972	e*	USANA Health Sciences, Inc	4,875
549,423	*	USEC, Inc	12,076
516,889		Valeant Pharmaceuticals International	8,627
565,374		Valspar Corp	16,062
140,256	*	Vanda Pharmaceuticals, Inc	2,842
370,665	*	VCA Antech, Inc	13,970
156,505	e*	Verasun Energy Corp	2,266
1,350,683	*	Vertex Pharmaceuticals, Inc	38,575
2,010		Virbac S.A.	160
587,694	*	Viropharma, Inc	8,110
51,099	e*	Visicu, Inc	468
35,498	e	Wacker Chemie AG.	8,361
1,090,000		Wah Lee Industrial Corp	2,466
995,958	*	Warner Chilcott Ltd (Class A)	18,017
1,189,625	*	Watson Pharmaceuticals, Inc	38,698
74,480	e	Westlake Chemical Corp	2,094
398,188	e*	WR Grace & Co	9,752
7,392,446		Wyeth	423,883
162,869	e*	Xenoport, Inc	7,235
726,167	*	XOMA Ltd	2,208
3,077		Yuhan Corp	576
37,801	e	Zeltia S.A.	355
13,626		Zentiva NV	923
31,921		Zeon Corp	339
207,211	e*	Zymogenetics, Inc	3,027
		TOTAL CHEMICALS AND ALLIED PRODUCTS	11,641,724

COAL MINING - 0.23%
469,889	e*	Alpha Natural Resources, Inc	9,769
727,727	e	Arch Coal, Inc	25,325
26,220,000	*	China Coal Energy Co	39,365
1,918,000		China Shenhua Energy Co Ltd	6,693
851,170		Consol Energy, Inc	39,247
183,800		Fording Canadian Coal Trust	6,039
259,387		Gloucester Coal Ltd	1,113
1,854,576	e*	International Coal Group, Inc	11,090
96,834		Kumba Resources Ltd	909
356,758		Massey Energy Co	9,508
2,723,019		Peabody Energy Corp	131,740
11,743,500		PT Bumi Resources Tbk	2,956
419,909		Sasol Ltd	15,765
506,552		Sasol Ltd (ADR)	19,016
1,078,000		Yanzhou Coal Mining Co Ltd	1,641
		TOTAL COAL MINING	320,176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
COMMUNICATIONS - 4.71%
5,484,653		Advanced Info Service PCL	$13,737
86,163		AFK Sistema (GDR)	2,431
38,297	e*	Airspan Networks, Inc	139
252,415	e	Alaska Communications Systems Group, Inc	3,998
2,058,109		Alltel Corp	139,025
30,600	e*	Alvarion Ltd	286
13,240,313		America Movil S.A. de C.V.	40,983
216,334		America Movil S.A. de C.V. (ADR) (Series L)	13,398
2,161,032	*	American Tower Corp (Class A)	90,763
171,859	e*	Anixter International, Inc	12,926
13,971	e*	Antena 3 de Television S.A.	290
43,441	e*	Aruba Networks, Inc	873
33,932,584		AT&T, Inc	1,408,202
60,070		Atlantic Tele-Network, Inc	1,720
105,142	*	Audiovox Corp (Class A)	1,364
1,164,401	e	Austar United Communications Ltd	1,635
189,502	*	Authorize.Net Holdings, Inc	3,390
2,708,583	*	Avaya, Inc	45,613
990,027	e	BCE, Inc	37,491
2,017,400		BEC World PCL	1,345
1,448,244		Belgacom S.A.	64,097
52		Bell Aliant Regional Communications Income Fund	2
421,200		Bezeq Israeli Telecommunication Corp Ltd	691
25,314		Brasil Telecom Participacoes S.A.	707
124,109		Brasil Telecom Participacoes S.A.	1,520
278,961	e*	Brightpoint, Inc	3,847
772,351		British Sky Broadcasting plc	9,902
10,334,895		BT Group plc	68,784
512,613		Cable & Wireless plc	1,991
1,029,621	*	Cablevision Systems Corp (Class A)	37,262
66,768		Carphone Warehouse Group plc	439
108,924	*	Cbeyond Communications, Inc	4,195
124,227	*	Centennial Communications Corp	1,179
159,420	*	Central European Media Enterprises Ltd (Class A)	15,556
16,149	*	Central European Media Enterprises Ltd (Class A)	1,561
519,923		CenturyTel, Inc	25,502
2,408,120	e*	Charter Communications, Inc (Class A)	9,753
3,915,997		China Mobile Hong Kong Ltd	42,132
9,048,111		China Telecom Corp Ltd	5,350
2,984,080		Chunghwa Telecom Co Ltd	5,677
1,599,367	*	Cincinnati Bell, Inc	9,244
1,054,726	e	Citadel Broadcasting Corp	6,803
1,441,054		Citizens Communications Co	22,005
2,592,220		Clear Channel Communications, Inc	98,038
86,893	e*	Clearwire Corp (Class A)	2,123
14,381,763	*	Comcast Corp (Class A)	404,415
124,600	*	Comcast Corp (Special Class A)	3,484
297,523		Compania de Telecomunicaciones de Chile S.A. (Class A)	702
133,600		Comstar United Telesystems (GDR)	1,228
148,525	e	Consolidated Communications Holdings, Inc	3,357
16,674		Cosmote Mobile Telecommunications S.A.	514
250,024	e*	Cox Radio, Inc (Class A)	3,560
1,268,841	*	Crown Castle International Corp	46,021
149,985	e*	Crown Media Holdings, Inc (Class A)	1,080
123,274		CT Communications, Inc	3,761

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
374,287	e*	CTC Media, Inc	$10,158
284,013	e*	Cumulus Media, Inc (Class A)	2,656
8,000		Denki Kogyo Co Ltd	64
1,749,265	e	Deutsche Telekom AG.	32,217
70,284	*	DG FastChannel,Inc	1,432
225,200		Digi.Com BHD	1,502
6,271,719	*	DIRECTV Group, Inc	144,939
32,121	m*	Dish TV India Ltd	84
799,108	e*	Dobson Communications Corp (Class A)	8,878
1,909,288	*	EchoStar Communications Corp (Class A)	82,806
13	*	Ectel Ltd	-	^
17,497		Egyptian Co for Mobile Services	553
444,069		Elisa Oyj	12,105
1,143,355		Embarq Corp	72,454
206,017,628		Embratel Participacoes S.A.	757
179,348	e	Emmis Communications Corp (Class A)	1,652
41,903		Empresa Nacional de Telecomunicaciones S.A.	715
185,461	e	Entercom Communications Corp (Class A)	4,616
370,929	*	Entravision Communications Corp (Class A)	3,869
53,758	*	Eschelon Telecom, Inc	1,591
55,003		Eutelsat Communications	1,337
171,351	e	Fairpoint Communications, Inc	3,041
543,128	e*	FiberTower Corp	2,352
37,110	e*	Fisher Communications, Inc	1,885
988,735	*	Foundry Networks, Inc	16,472
1,177,431	e	France Telecom S.A.	32,293
385		Fuji Television Network, Inc	775
307,183	*	General Communication, Inc (Class A)	3,935
87,803	*	GeoEye, Inc	1,908
127,359		Gestevision Telecinco S.A.	3,603
131,722	*	Global Crossing Ltd	2,487
550,670		Global Payments, Inc	21,834
117,787	e*	Globalstar, Inc	1,219
119,840		Globe Telecom, Inc	3,512
90,453		Golden Telecom, Inc	4,976
286,551		Gray Television, Inc	2,656
1,849,273		Grupo Televisa S.A.	10,197
225,000		Grupo Televisa S.A. (ADR)	6,212
131,885	e*	Harris Stratex Networks, Inc (Class A)	2,371
137,993		Hearst-Argyle Television, Inc	3,326
57,987		Hellenic Telecommunications Organization S.A.	1,797
19,400	e	Hikari Tsushin, Inc	815
33,124	*	Hughes Communications, Inc	1,728
10,419	e*	Hungarian Telephone & Cable	208
261,369		Hutchison Telecommunications International Ltd	337
795,562	*	IAC/InterActiveCorp	27,534
196,020	*	Ibasis, Inc	1,970
519,456	*	ICO Global Communications Holdings Ltd	1,808
665,545	*	Idea Cellular Ltd	2,036
272,647	e	IDT Corp (Class B)	2,814
1,448,750		Indosat Tbk PT	1,042
2,296,090		Informa plc	25,586
124,402	e*	InPhonic, Inc	580
439		Internet Initiative Japan Inc	1,481
192,004	e	Iowa Telecommunications Services, Inc	4,364
117,744		iPCS, Inc	3,988

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,883	*	ITC DeltaCom, Inc	$11
1,285,061		ITV plc	2,933
46,000		Iwatsu Electric Co Ltd	67
350,948	e*	j2 Global Communications, Inc	12,248
2,695	*	Jupiter Telecommunications Co	2,226
167,627	e	Kadokawa Holdings, Inc	4,233
5,625		KDDI Corp	41,670
39,036		Kingston Communications plc	58
158,934	*	Knology, Inc	2,761
79,395		KT Corp	3,715
71,468		KT Freetel Co Ltd	2,203
283,492	*	Leap Wireless International, Inc	23,955
7,135,227	e*	Level 3 Communications, Inc	41,741
2,014,383	*	Liberty Global, Inc (Class A)	82,670
19,515	*	Liberty Global, Inc (Series C)	767
838,123	*	Liberty Media Corp - Capital (Series A)	98,630
3,296,017	*	Liberty Media Holding Corp (Interactive A)	73,600
189,505	e*	Lin TV Corp (Class A)	3,565
168,911	e*	Lodgenet Entertainment Corp	5,415
35,667		LS Cable Ltd	2,499
10,571	e	M6-Metropole Television	344
287,751		Magyar Telekom	1,564
54,689		Mahanagar Telephone Nigam	216
1,193,602	e	Manitoba Telecom Services, Inc	52,540
106,872		Maroc Telecom	1,704
239,050	e*	Mastec, Inc	3,782
796,600	v	Maxis Communications BHD	3,507
30,000		Media Prima BHD	26
305,964	*	Mediacom Communications Corp (Class A)	2,965
292,801		Mediaset S.p.A.	3,025
3,187	e*	Metro One Telecommunications, Inc	7
453,403	*	MetroPCS Communications, Inc	14,980
128,111	*	Mobile TeleSystems (ADR)	7,760
28,161		MobileOne Ltd	40
5,527	e	Mobistar S.A.	471
7,983		Modern Times Group AB (B Shares)	515
1,071,348		MTN Group Ltd	14,563
214,601		Naspers Ltd (N Shares)	5,514
66,708	*	NET Servicos de Comunicacao S.A.	1,107
550,885	e*	NeuStar, Inc (Class A)	15,959
194,061	e	News Corp (Class B)	4,469
57,102	*	Nexstar Broadcasting Group, Inc (Class A)	750
143,912	e*	Nextwave Wireless, Inc	1,202
734,278	*	NII Holdings, Inc	59,286
8,912		Nippon Telegraph & Telephone Corp	39,438
84,665	e	North Pittsburgh Systems, Inc	1,799
287,851	e*	Novatel Wireless, Inc	7,490
169,831		NTELOS Holdings Corp	4,694
24,177		NTT DoCoMo, Inc	38,238
1,607		Okinawa Cellular Telephone Co	4,332
348,030		Orascom Telecom Holding SAE	4,449
140,448	e*	Orbcomm, Inc	2,305
424,710	*	PAETEC Holding Corp	4,795
292,000		Pakistan Telecommunication Co Ltd	275
163,818		Partner Communications	2,603
9,103,000	*	Paxys, Inc	4,871

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
760	e*	Pegasus Wireless Corp	$-	^
40,077		Philippine Long Distance Telephone Co	2,291
59,009	e	Philippine Long Distance Telephone Co (ADR)	3,375
151,669		Portugal Telecom SGPS S.A.	2,097
12,644	e	Preformed Line Products Co	607
700		Price Communications Corp	16
427,494		ProSiebenSat.1 Media AG.	16,787
15,886	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	256
322,788	e	Publicis Groupe S.A.	14,264
5,216	*	QSC AG.	34
7,840,335	*	Qwest Communications International, Inc	76,051
3,756	*	Radio One, Inc (Class A)	27
522,432	*	Radio One, Inc (Class D)	3,688
185,625		RCN Corp	3,488
66,306	*	Retelit S.p.A	36
864,700		Rogers Communications, Inc (Class B)	36,869
38,500		Rostelecom (ADR)	2,195
12,417,197		Royal KPN NV	206,011
97,191	*	Rural Cellular Corp (Class A)	4,258
72,267		Salem Communications Corp (Class A)	801
210,650	e*	SAVVIS, Inc	10,429
479,992	*	SBA Communications Corp (Class A)	16,123
953,893		Seat Pagine Gialle S.p.A.	572
337,842		Shaw Communications, Inc (Class B)	14,278
38,680	e	Shenandoah Telecom Co	1,966
22,100	m,v	Sibirtelecom (ADR)	2,007
355,551	e	Sinclair Broadcast Group, Inc (Class A)	5,056
10,999,228		Singapore Telecommunications Ltd	24,463
19,039		SK Telecom Co Ltd	4,383
145,508		Sky Network Television Ltd	631
299		Sky Perfect Jsat Corp	140
14,500		SmarTone Telecommunications Holding Ltd	17
24,202		Societe Television Francaise 1	837
8,612	*	Sogecable S.A.	360
387,067		Sonda S.A.	609
241,330	e*	Spanish Broadcasting System, Inc (Class A)	1,038
22,542,417		Sprint Nextel Corp	466,853
1,170	*	SunCom Wireless Holdings, Inc (Class A)	22
87,845	e	SureWest Communications	2,393
109,716	e	Swisscom AG.	37,510
71,254	e*	Switch & Data Facilities Co, Inc	1,367
230,441	*	Syniverse Holdings, Inc	2,963
6,242,000		Taiwan Mobile Co Ltd	7,639
37,548		Tele Norte Leste Participacoes S.A.	1,495
155,782		Tele Norte Leste Participacoes S.A.	2,984
56,512		Tele2 AB (B Shares)	922
57,000	*	Telecom Argentina S.A. (ADR)	1,420
5,686,149	e	Telecom Corp of New Zealand Ltd	19,945
287,576		Telecom Egypt	876
2,421,684		Telecom Italia S.p.A.	6,630
1,391,899		Telecom Italia S.p.A.	3,085
64,871		Telefonica O2 Czech Republic A.S.	1,816
5,649,301		Telefonica S.A.	125,720
5,627,719		Telefonos de Mexico S.A. de C.V. (Series L)	10,679
7,821,349		Telekom Austria AG.	194,774
1,104,900		Telekom Malaysia BHD	3,301

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
482,531		Telekomunikacja Polska S.A.	$4,201
8,020,000		Telekomunikasi Indonesia Tbk PT	8,700
8,539,059		Telemig Celular Participacoes S.A.	22
963,244		Telenor ASA	18,828
555,557		Telephone & Data Systems, Inc	34,761
265,305		Telesp Celular Participacoes S.A.	1,324
785,900		Television Broadcasts Ltd	5,530
4,075,515	e	TeliaSonera AB	29,899
190,017		Telkom S.A. Ltd	4,784
36,551	e*	Telkonet, Inc	72
275,091	e	Telstra Corp Ltd	724
3,657,450		Telstra Corp Ltd	14,230
160,921		TELUS Corp	9,633
361,162		TELUS Corp	21,275
775,352	e*	Terremark Worldwide, Inc	5,001
327,651,714		Tim Participacoes S.A.	1,133
747,215	*	Time Warner Cable, Inc (Class A)	29,268
11,996	e*	Tiscali S.p.A.	36
457,971	e*	TiVo, Inc	2,652
28,400		Tokyo Broadcasting System, Inc	869
2,528,000	*	Total Access Communication PCL	3,260
94,786,415	*	True Corp PCL	21,138
334,506		Turkcell Iletisim Hizmet A.S.	2,218
431,633		TV Azteca S.A. de C.V.	384
108,116		TVN S.A.	872
62,400	e,v	Uralsvyazinform (ADR)	749
102,021	*	US Cellular Corp	9,243
164,566		USA Mobility, Inc	4,404
16,822,556		Verizon Communications, Inc	692,585
12,600		Videsh Sanchar Nigam Ltd	146
58,550	e	Vimpel-Communications (ADR)	6,169
59,141,933		Vodafone Group plc	198,173
217,971		Vodafone Group plc (ADR)	7,330
12,700	v	VolgaTelecom (ADR)	131
541,725	e*	Vonage Holdings Corp	1,685
2,796,369		Windstream Corp	41,274
5,244	e*	WorldSpace, Inc (Class A)	25
13	m,v*	Xanadoo Co	3
1,403,579	*	XM Satellite Radio Holdings, Inc (Class A)	16,520
117,320		ZEE Telefilms Ltd	857
		TOTAL COMMUNICATIONS	6,578,732

DEPOSITORY INSTITUTIONS - 10.18%
100,679		1st Source Corp	2,509
760,700		77 Bank Ltd	4,937
52,005		Abington Bancorp, Inc	497
6,440,003	e	ABN AMRO Holding NV	295,289
3,912	e	Adelaide Bank Ltd	50
218,534		African Bank Investments Ltd	920
630,900		Akbank TAS	3,484
99,531	e	Alabama National Bancorp	6,155
984,877		Allied Irish Banks plc	26,904
471,495		Allied Irish Banks plc	12,884
73,504		Alpha Bank S.A.	2,304
155,764		Amcore Financial, Inc	4,516
95,032	e	AmericanWest Bancorp	1,732

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
67,377	e	Ameris Bancorp	$1,514
20,157,936		AMMB Holdings BHD	25,237
120,890		Anchor Bancorp Wisconsin, Inc	3,166
29,120		Arab Bank plc	903
518,557		Associated Banc-Corp	16,957
981,647		Astoria Financial Corp	24,580
3,746		Attijariwafa Bank	1,229
1,967,962		Australia & New Zealand Banking Group Ltd	48,335
13,173,484		Banca Intesa S.p.A.	98,218
720,969		Banca Intesa S.p.A.	5,050
213,764	e	Banca Monte dei Paschi di Siena S.p.A.	1,446
8,509	e*	Banca Popolare di Intra Scrl	141
128,908		Banca Popolare di Milano	1,966
42,821		Bancfirst Corp	1,834
103,680	e	Banche Popolari Unite Scpa	2,635
7,411,853	e	Banco Bilbao Vizcaya Argentaria S.A.	181,256
40,620		Banco BPI S.A.	361
642,438		Banco Bradesco S.A.	15,566
402,097	e	Banco Comercial Portugues S.A.	2,247
22	*	Banco de Chile (ADR)	1
55,458		Banco de Credito e Inversiones	1,824
4,215,200		Banco de Oro Universal Bank	6,329
38,210		Banco Espirito Santo S.A.	852
356,127		Banco Itau Holding Financeira S.A.	15,877
166,362		Banco Latinoamericano de Exportaciones S.A.	3,128
28,600		Banco Macro S.A. (ADR)	940
81,032		Banco Nossa Caixa S.A.	1,290
939,204	e	Banco Popolare di Verona e Novara Scrl	27,004
183,546	e	Banco Popular Espanol S.A.	3,416
9,740,710		Banco Santander Central Hispano S.A.	179,054
35,762,327		Banco Santander Chile S.A.	1,708
129,490	e	BanColombia S.A. (ADR)	4,251
61,030	*	Bancorp, Inc	1,365
341,854		Bancorpsouth, Inc	8,362
90,500		Bangkok Bank PCL	306
366,100		Bangkok Bank PCL	1,292
15,283	e	Banif SGPS S.A.	125
3,755,500		Bank Central Asia Tbk PT	2,265
649,283		Bank Hapoalim Ltd	3,163
542,278		Bank Leumi Le-Israel	2,122
345,010		Bank Mutual Corp	3,978
24,986,884		Bank of America Corp	1,221,609
4,675,358	v*	Bank of Ayudhya PCL	1,557
15,804,000		Bank of China Ltd	7,850
4,492,022		Bank of Communications Co Ltd	4,783
2,370,669		Bank of East Asia Ltd	13,332
199,841		Bank of Hawaii Corp	10,320
763,842		Bank of Ireland	15,430
1,074,286		Bank of Ireland	21,643
12,789		Bank of Jordan	49
471,400	e	Bank of Kyoto Ltd	5,647
871,251		Bank of Montreal	55,943
7,517,115	*	Bank of New York Co, Inc	311,509
1,895,204		Bank of Nova Scotia	92,318
139,800		Bank of Okinawa Ltd	5,078
64,843	e	Bank of the Ozarks, Inc	1,807

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
565,000		Bank of the Philippine Islands	$836
302,900		Bank of the Ryukyus Ltd	5,024
1,830,000		Bank of Yokohama Ltd	12,817
5,332		Bank Przemyslowo-Handlowy Bph	1,800
4,786,000		Bank Rakyat Indonesia	3,048
34,152		Bank Zachodni WBK S.A.	3,529
291,371		BankAtlantic Bancorp, Inc (Class A)	2,509
139,778	e	BankFinancial Corp	2,160
220,775	e	BankUnited Financial Corp (Class A)	4,431
63,326		Banner Corp	2,157
1,183		Banque Marocaine du Commerce Exterieur	400
19,473,831		Barclays plc	270,938
1,177		Basler Kantonalbank	112
2,565,266		BB&T Corp	104,355
11,600		BBVA Banco Frances S.A. (ADR)	124
44,175	e	Berkshire Hills Bancorp, Inc	1,392
4,392		BinckBank NV	83
1,859,863	e	BNP Paribas	220,921
4,750,767		BOC Hong Kong Holdings Ltd	11,311
107,782		BOK Financial Corp	5,758
219,756	e	Boston Private Financial Holdings, Inc	5,905
7,308	*	BRE Bank S.A.	1,414
342,854	e	Brookline Bancorp, Inc	3,946
3,166,048		Bumiputra-Commerce Holdings Bhd	10,728
703,195		Canadian Imperial Bank of Commerce	63,365
14,739	*	Capital Bank of Jordan	44
69,749	e	Capital City Bank Group, Inc	2,186
55,457	e	Capital Corp of the West	1,329
4,469,726		Capitalia S.p.A.	44,339
93,548	e	Capitol Bancorp Ltd	2,557
92,868	e	Capitol Federal Financial	3,429
150,893	e	Cascade Bancorp	3,492
30,254	e	Cass Information Systems, Inc	1,097
3,636,864		Cathay Financial Holding Co Ltd	8,682
293,102	e	Cathay General Bancorp	9,831
400,735	*	Centennial Bank Holdings, Inc	3,394
68,798	e	Center Financial Corp	1,164
215,343	e	Central Pacific Financial Corp	7,108
2,121,000		Chang Hwa Commercial Bank	1,341
145,808	e	Chemical Financial Corp	3,772
1,162,855		Chiba Bank Ltd	10,307
3,023,000	*	China Citic Bank	2,312
17,768,545		China Construction Bank	12,218
8,409,566		China Development Financial Holding Corp	3,646
4,201,305		Chinatrust Financial Holding Co	3,273
273,756		Chittenden Corp	9,568
32,899,484		Citigroup, Inc	1,687,415
458,379	e	Citizens Banking Corp	8,388
75,464	e	City Bank	2,378
105,023		City Holding Co	4,026
157,658		City National Corp	11,996
71,196	e	Clifton Savings Bancorp, Inc	772
1,199,624		Close Brothers Group plc	20,607
79,912	e	CoBiz, Inc	1,448
1,660,283		Colonial Bancgroup, Inc	41,457
89,675		Columbia Banking System, Inc	2,623

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
721,839		Comerica, Inc	$42,928
762,848		Commerce Bancorp, Inc	28,218
294,210		Commerce Bancshares, Inc	13,328
89,033		Commercial International Bank	938
787,178	e	Commerzbank AG.	37,545
1,091,981		Commonwealth Bank of Australia	51,086
73,377	*	Community Bancorp	2,053
203,607		Community Bank System, Inc	4,076
132,657	e	Community Banks, Inc	4,274
105,494	e	Community Trust Bancorp, Inc	3,407
509,688		Compass Bancshares, Inc	35,158
5,211,116		CorpBanca S.A.	33
274,193	e	Corus Bankshares, Inc	4,733
39,320		Credicorp Ltd	2,401
783,251	e	Credit Agricole S.A.	31,783
228,842		Cullen/Frost Bankers, Inc	12,236
383,106	e	CVB Financial Corp	4,260
116,390		Daegu Bank	2,036
215,586		Danske Bank A/S	8,816
2,143,099		DBS Group Holdings Ltd	31,931
1,533,558		Depfa Bank plc	27,012
558,322	e	Deutsche Bank AG.	80,805
1,005,533		Dexia	31,409
162,201		Dime Community Bancshares	2,139
499,334	e	DNB NOR Holding ASA	6,423
85,055	*	Dollar Financial Corp	2,424
148,750	e	Downey Financial Corp	9,815
1,459,700		E.Sun Financial Holding Co Ltd	843
248,600		East West Bancorp, Inc	9,666
52,451		EFG Eurobank Ergasias S.A.	1,709
105,717		Egyptian Financial Group-Hermes Holding	852
18,795		El Watany Bank of Egypt	150
43,955	e	Enterprise Financial Services Corp	1,093
1,225,600		EON Capital BHD	2,398
55,526		Erste Bank der Oesterreichischen Sparkassen AG.	4,328
242,663	e*	Euronet Worldwide, Inc	7,076
2,117,750		Fifth Third Bancorp	84,223
67,239	e	First Bancorp	1,259
508,270		First Bancorp	5,586
74,540	e	First Busey Corp	1,490
186,975		First Charter Corp	3,640
31,816		First Citizens Bancshares, Inc (Class A)	6,185
415,920	e	First Commonwealth Financial Corp	4,542
137,890		First Community Bancorp, Inc	7,889
57,292		First Community Bancshares, Inc	1,787
100		First Defiance Financial Corp	3
189,982	e	First Financial Bancorp	2,848
110,513	e	First Financial Bankshares, Inc	4,289
81,964	e	First Financial Corp	2,406
75,055		First Financial Holdings, Inc	2,455
2,696,029	e	First Horizon National Corp	105,145
85,855		First Indiana Corp	1,899
122,660		First Merchants Corp	2,948
299,769	e	First Midwest Bancorp, Inc	10,645
610,810	e	First Niagara Financial Group, Inc	8,002
103,853		First Place Financial Corp	2,193

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
64,499	*	First Regional Bancorp	$1,641
156,898		First Republic Bank	8,419
46,156	e	First South Bancorp, Inc	1,242
115,927		First State Bancorporation	2,468
114,879	e*	FirstFed Financial Corp	6,517
528,201	e	FirstMerit Corp	11,055
2,154,263		FirstRand Ltd	6,848
324,535	e	Flagstar Bancorp, Inc	3,911
109,491		Flushing Financial Corp	1,758
327,936	e	FNB Corp	5,490
3,984,746		Fortis	168,889
164,505	e*	Franklin Bank Corp	2,451
412,058	e	Fremont General Corp	4,434
227,484	e	Frontier Financial Corp	5,125
164,000		Fubon Bank Hong Kong Ltd	93
2,306,818		Fubon Financial Holding Co Ltd	2,106
11,225,587	*	Fuhwa Financial Holdings Co Ltd	6,369
946,500		Fukuoka Financial Group, Inc	6,257
718,740		Fulton Financial Corp	10,364
5,230	*	Geniki Bank	49
300,627	e	Glacier Bancorp, Inc	6,118
60,714	e	Great Southern Bancorp, Inc	1,642
336,256		Greater Bay Bancorp	9,361
40,659		Greene County Bancshares, Inc	1,271
796,503		Grupo Financiero Banorte S.A. de C.V.	3,655
36,200	e*	Grupo Financiero Galicia S.A. (ADR)	347
695,960		Gunma Bank Ltd	4,678
318,000		Hachijuni Bank Ltd/The	2,240
325,457		Haci Omer Sabanci Holding A.S.	1,608
165,351	e	Hancock Holding Co	6,209
533,845		Hang Seng Bank Ltd	7,224
242,218		Hanmi Financial Corp	4,132
176,486	e	Harleysville National Corp	2,845
126,966		HDFC Bank Ltd	3,541
70,842	e	Heartland Financial USA, Inc	1,721
57,684		Heritage Commerce Corp	1,366
247,500		Hiroshima Bank Ltd/The	1,371
2,050,300		Hokuhoku Financial Group, Inc	6,628
62,257	e	Home Bancshares, Inc	1,404
206,000		Hong Leong Bank BHD	379
4,300		Hong Leong Credit BHD	8
68,407	e	Horizon Financial Corp	1,491
15,123		Housing Bank for Trade and Finance	130
12,604,449		HSBC Holdings plc	230,794
1,969,000		Hua Nan Financial Holdings Co Ltd	1,381
5,521,446		Hudson City Bancorp, Inc	67,472
917,583		Huntington Bancshares, Inc	20,866
59,509		IBERIABANK Corp	2,943
95,642		Independent Bank Corp	2,825
147,991	e	Independent Bank Corp	2,547
20,247,000		Industrial & Commercial Bank of China	11,254
315,101	e	IndyMac Bancorp, Inc	9,191
1,668,154		ING Groep NV	73,422
112,723		Integra Bank Corp	2,420
337,608		International Bancshares Corp	8,650
3,653	e	Intervest Bancshares Corp	103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
215,917		Investec Ltd	$2,777
1,281,106		Investec plc	16,452
302,986	*	Investors Bancorp, Inc	4,069
320,793		Investors Financial Services Corp	19,783
164,797	e	Irwin Financial Corp	2,467
123,220	*	Israel Discount Bank Ltd	254
43,610		ITLA Capital Corp	2,273
27,000		Jordan Islamic Bank	179
3,722,400		Joyo Bank Ltd	23,130
22,627,861		JPMorgan Chase & Co	1,096,320
1,092,718		Julius Baer Holding AG.	78,184
8,632	*	Jyske Bank	622
17,300		Kanto Tsukuba Bank Ltd/The	147
387,700		Kasikornbank PCL	830
1,698,500		Kasikornbank PCL	3,756
612,700		Kasikornbank PCL	1,312
122,273	e	Kearny Financial Corp	1,648
1,864,719		Keycorp	64,016
5,230		K-Fed Bancorp	82
48,000	e	Kiyo Holdings, Inc	75
177,479		KNBT Bancorp, Inc	2,609
9,037		Komercni Banka A.S.	1,675
324,056		Kookmin Bank	28,423
198,610		Korea Exchange Bank	2,953
4,088,600		Krung Thai Bank PCL	1,410
326,000	*	Kyushu-Shinwa Holdings, Inc	103
107,545	e	Lakeland Bancorp, Inc	1,430
68,381	e	Lakeland Financial Corp	1,454
3,146,723		Lloyds TSB Group plc	34,980
333,174		M&T Bank Corp	35,616
101,972	e	Macatawa Bank Corp	1,622
199,227		MAF Bancorp, Inc	10,810
113,209	e	MainSource Financial Group, Inc	1,901
1,210,200		Malayan Banking BHD	4,206
1,010,206		Marshall & Ilsley Corp	48,116
203,304	e	MB Financial, Inc	7,063
134,205		MCB Bank Ltd	811
93,712	e	Mediobanca S.p.A.	2,129
2,353,737		Mellon Financial Corp	103,564
3,453,000		Metropolitan Bank & Trust	5,338
86,773	e	Midwest Banc Holdings, Inc	1,258
14,634		Mitsubishi UFJ Financial Group, Inc	161,277
1,667,100		Mitsui Trust Holdings, Inc	14,505
21,050		Mizrahi Tefahot Bank Ltd	155
17,032		Mizuho Financial Group. Inc	117,666
118,214	e	Nara Bancorp, Inc	1,883
19,311	e	NASB Financial, Inc	650
1,362,549		National Australia Bank Ltd	47,352
368,209		National Bank Of Canada	21,213
74,180		National Bank of Greece S.A.	4,224
146,465		National Bank Of Pakistan	635
2,168,137		National City Corp	72,242
6,467,325		National Finance PCL	2,710
277,599	e	National Penn Bancshares, Inc	4,630
193,866	e	NBT Bancorp, Inc	4,374
166,697		Nedbank Group Ltd	3,103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
234,125	e*	Net 1 UEPS Technologies, Inc	$5,654
1,235,448	e	New York Community Bancorp, Inc	21,027
603,886	e	NewAlliance Bancshares, Inc	8,889
2,922,100		Nishi-Nippon City Bank Ltd	10,693
529,110		Nordea Bank AB	8,269
5,680,904	e	Nordea Bank AB	88,729
1,763,267		Northern Trust Corp	113,272
103,988	e	Northwest Bancorp, Inc	2,718
16,880		OKO Bank (Class A)	313
420,866	e	Old National Bancorp	6,991
68,094	e	Old Second Bancorp, Inc	1,986
73,897	e	Omega Financial Corp	1,987
177,921	e	Oriental Financial Group, Inc	1,941
62,530	e*	Oritani Financial Corp	894
192,507		OTP Bank Rt	11,103
3,893,769		Oversea-Chinese Banking Corp	23,277
337,308		Pacific Capital Bancorp	9,101
73,005	e	Park National Corp	6,190
274,439		Partners Trust Financial Group, Inc	2,882
82,080		Peoples Bancorp, Inc	2,222
748,784		People's United Financial, Inc	13,276
142,124		PFF Bancorp, Inc	3,970
82,109	e*	Pinnacle Financial Partners, Inc	2,411
707,599		Piraeus Bank S.A.	25,785
1,695,477		PNC Financial Services Group, Inc	121,362
1,108,171		Popular, Inc	17,808
329,033		Powszechna Kasa Oszczednosci Bank Polski S.A.	6,462
58,915		Preferred Bank	2,357
4,191	e	Premierwest Bancorp	57
97,157	e	PrivateBancorp, Inc	2,798
193,539	e	Prosperity Bancshares, Inc	6,340
196,205		Provident Bankshares Corp	6,432
429,838		Provident Financial Services, Inc	6,774
238,657	e	Provident New York Bancorp	3,224
960,500		PT Bank Danamon Indonesia Tbk	734
235,067,000		PT Bank Internasional Indonesia Tbk	4,661
29,670,000		PT Bank Mandiri Persero Tbk	10,257
29,258,000		PT Bank Pan Indonesia Tbk	2,077
755,800		Public Bank BHD	2,179
169,210		Pusan Bank	2,440
28,371	e	QC Holdings, Inc	426
10,086	e	Raiffeisen International Bank Holding AG.	1,593
2,945,309		Regions Financial Corp	97,490
97,455	e	Renasant Corp	2,216
92,694	e	Republic Bancorp, Inc (Class A)	1,538
13,202	e	Resona Holdings, Inc	31,537
1,600,700		RHB Capital BHD	2,234
2,733,900		Rizal Commercial Banking Corp	2,108
49,257	e	Rockville Financial, Inc	744
54,218	e	Roma Financial Corp	898
65,453	e	Royal Bancshares of Pennsylvania (Class A)	1,290
2,251,219		Royal Bank of Canada	119,656
135,600	e*	Royal Bank Of Canada	7,196
25,150,649		Royal Bank of Scotland Group plc	318,243
151,674	e	S&T Bancorp, Inc	4,990
71,472	e	S.Y. Bancorp, Inc	1,698

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
89,037	e	Sandy Spring Bancorp, Inc	$2,799
52,806		Santander BanCorp	785
728		Sapporo Hokuyo Holdings, Inc	8,024
54,600	e	Sberbank (GDR)	26,825
50,238		SCBT Financial Corp	1,829
74,355	e	Seacoast Banking Corp of Florida	1,617
75,020	e	Security Bank Corp	1,508
9,830,911		Shin Kong Financial Holding Co Ltd	11,425
467,683		Shinhan Financial Group Co Ltd	28,467
1,186,600		Shinsei Bank Ltd	4,796
1,447,300	e	Shizuoka Bank Ltd	14,685
135,800		Siam Commercial Bank PCL	287
33,220	e	Sierra Bancorp	937
154,305	*	Signature Bank	5,262
83,724	e	Simmons First National Corp (Class A)	2,310
3,506,947		SinoPac Financial Holdings Co Ltd	1,674
960,537	e	Skandinaviska Enskilda Banken AB (Class A)	30,926
515,334		Sky Financial Group, Inc	14,357
913,743	e	Societe Generale	169,297
470,822		South Financial Group, Inc	10,659
66,733	e	Southside Bancshares, Inc	1,449
94,241		Southwest Bancorp, Inc	2,266
1,578,627		Sovereign Bancorp, Inc	33,372
922,834		Standard Bank Group Ltd	12,778
10,200		State Bank of India Ltd	383
1,537,481		State Street Corp	105,164
106,295		Sterling Bancorp	1,704
469,455		Sterling Bancshares, Inc	5,310
188,580	e*	Sterling Financial Corp	1,984
295,920		Sterling Financial Corp	8,564
60,626	e	Suffolk Bancorp	1,935
10,413	e	Sumitomo Mitsui Financial Group, Inc	97,074
2,371,292		Sumitomo Trust & Banking Co Ltd	22,585
2,938	e	Summit Financial Group, Inc	58
92,786	e*	Sun Bancorp, Inc	1,565
4,338,777		SunTrust Banks, Inc	372,007
180,683	e*	Superior Bancorp	1,848
161,300		Suruga Bank Ltd	2,033
333,465		Susquehanna Bancshares, Inc	7,460
188,104	e*	SVB Financial Group	9,990
106,380	e	Svenska Handelsbanken (A Shares)	2,975
10,347		Sydbank A/S	495
1,456,583		Synovus Financial Corp	44,717
45,773		Taylor Capital Group, Inc	1,260
3,212,707		TCF Financial Corp	89,313
149,305	e*	Texas Capital Bancshares, Inc	3,337
124,021		TierOne Corp	3,733
43,692	e	Tompkins Trustco, Inc	1,634
91,258	e	Trico Bancshares	2,041
423,827	e	Trustco Bank Corp NY	4,187
299,426		Trustmark Corp	7,743
724,052		Turkiye Garanti Bankasi A.S.	4,005
17,850	e,m,v	Turkiye Garanti Bankasi AS (ADR)	94
627,942		Turkiye Is Bankasi	2,918
498,251		Turkiye Vakiflar Bankasi Tao	1,271
3,197,592		UBS A.G.	191,230

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
560,842	e	UCBH Holdings, Inc	$10,247
184,565		UMB Financial Corp	6,805
357,211	e	Umpqua Holdings Corp	8,398
739,084		Unibanco - Uniao de Bancos Brasileiros S.A.	8,406
25,639,391		UniCredito Italiano S.p.A	229,001
472,500		Union Bank Of Philippines	634
83,149	e	Union Bankshares Corp	1,929
442,588		UnionBanCal Corp	26,422
93,450		United Bank Ltd	340
206,279		United Bankshares, Inc	6,560
200,475	e	United Community Banks, Inc	5,190
168,128	e	United Community Financial Corp	1,678
1,486,490		United Overseas Bank Ltd	21,369
38,746	e	United Security Bancshares	790
68,548	e	Univest Corp of Pennsylvania	1,544
9,704,403		US Bancorp	319,760
68,423	e	USB Holding Co, Inc	1,304
72,619		UTI Bank Ltd	1,080
469,566	e	Valley National Bancorp	10,561
63,993		ViewPoint Financial Group	1,101
11,597	e	Vineyard National Bancorp	266
93,593	e*	Virginia Commerce Bancorp	1,583
739,580	e	W Holding Co, Inc	1,952
10,479,730		Wachovia Corp	537,086
377,870		Washington Federal, Inc	9,186
4,857,843		Washington Mutual, Inc	207,138
82,661	e	Washington Trust Bancorp, Inc	2,084
84,000		Waterland Financial Holdings	27
56,552	e*	Wauwatosa Holdings, Inc	935
343,272		Webster Financial Corp	14,647
25,317,063		Wells Fargo & Co	890,401
121,416	e	WesBanco, Inc	3,582
91,034		West Coast Bancorp	2,767
162,544	e	Westamerica Bancorporation	7,191
88,634	e*	Western Alliance Bancorp	2,646
3,994,485		Western Union Co	83,205
85,187		Westfield Financial, Inc	849
2,257,161		Westpac Banking Corp	49,014
278,680		Whitney Holding Corp	8,388
275,423		Wilmington Trust Corp	11,433
106,744	e	Wilshire Bancorp, Inc	1,300
389,500		Wing Hang Bank Ltd	4,301
152,199	e	Wintrust Financial Corp	6,674
34,979		WSFS Financial Corp	2,289
298,804	*	Yapi ve Kredi Bankasi	660
49,338		Yardville National Bancorp	1,685
4,034,665	*	Yes Bank Ltd	17,859
556,963		Zions Bancorporation	42,836
		TOTAL DEPOSITORY INSTITUTIONS	14,215,069

EATING AND DRINKING PLACES - 0.88%
149,056	*	AFC Enterprises	2,577
1,379,000	*	Ajisen China Holdings Ltd	1,460
406,584		Applebees International, Inc	9,799
96,466		Autogrill S.p.A.	2,041
63,330	*	Benihana, Inc (Class A)	1,267

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
79,282	e*	BJ's Restaurants, Inc	$1,565
210,497		Bob Evans Farms, Inc	7,757
565,237		Brinker International, Inc	16,545
112,570	e*	Buffalo Wild Wings, Inc	4,682
206,115		Burger King Holdings, Inc	5,429
166,873	*	California Pizza Kitchen, Inc	3,584
53,567	e*	Carrols Restaurant Group, Inc	817
154,541		CBRL Group, Inc	6,565
183,055	*	CEC Entertainment, Inc	6,444
300,116	e*	Cheesecake Factory	7,359
113,525	e*	Chipotle Mexican Grill, Inc (Class A)	9,681
157,854	e*	Chipotle Mexican Grill, Inc (Class B)	12,412
368,839	e	CKE Restaurants, Inc	7,403
23,587,050		Compass Group plc	162,869
3,768,245		Darden Restaurants, Inc	165,765
773,924	*	Denny's Corp	3,444
236,875		Domino's Pizza, Inc	4,328
1,820,439		Enterprise Inns plc	25,083
119,000		FU JI Food and Catering Services Holdings Ltd	410
124,156	e	IHOP Corp	6,758
181,391	*	Jack in the Box, Inc	12,868
8,000		Jollibee Foods Corp	9
6,650		Kappa Create Co Ltd	100
344,748	e*	Krispy Kreme Doughnuts, Inc	3,192
98,676	e	Landry's Restaurants, Inc	2,986
69,689	*	McCormick & Schmick's Seafood Restaurants, Inc	1,808
7,806,412		McDonald's Corp	396,253
85,071		Mitchells & Butlers plc	1,494
98,679	*	Morton's Restaurant Group, Inc	1,787
147,772	e	O'Charleys, Inc	2,979
315,761		Onex Corp	10,908
224,131	e*	Papa John's International, Inc	6,446
149,197	e*	PF Chang's China Bistro, Inc	5,252
578,603		Punch Taverns plc	14,195
168,765	*	Rare Hospitality International, Inc	4,518
92,518	e*	Red Robin Gourmet Burgers, Inc	3,735
295,894	e	Ruby Tuesday, Inc	7,791
91,761	e*	Ruth's Chris Steak House, Inc	1,559
6,700		Saizeriya Co Ltd	93
238,697	e	Sodexho Alliance S.A.	17,069
359,241	*	Sonic Corp	7,946
3,093,387	*	Starbucks Corp	81,170
166,175	e*	Steak N Shake Co	2,773
288,625	e*	Texas Roadhouse, Inc (Class A)	3,692
830,906		Tim Hortons, Inc	25,550
387,095		Triarc Cos (Class B)	6,077
360,642		Wendy's International, Inc	13,254
13,260		Wetherspoon (J.D.) plc	147
35,708		Whitbread plc	1,263
1,000	e	Yoshinoya D&C Co Ltd	1,864
3,405,800		Yum! Brands, Inc	111,438
		TOTAL EATING AND DRINKING PLACES	1,226,260

EDUCATIONAL SERVICES - 0.14%
1,242,076	*	Apollo Group, Inc (Class A)	72,575
43,472		Benesse Corp	1,259

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
312,721		CAE, Inc	$4,169
447,482	*	Career Education Corp	15,111
480,270	e*	Corinthian Colleges, Inc	7,824
354,158		DeVry, Inc	12,048
417,128	*	ITT Educational Services, Inc	48,963
212,942	*	Laureate Education, Inc	13,130
15,401	e*	Lincoln Educational Services Corp	229
75,000		Raffles Education Corp Ltd	112
78,387		Strayer Education, Inc	10,324
125,006	e*	Universal Technical Institute, Inc	3,174
82,735		UP, Inc	490
		TOTAL EDUCATIONAL SERVICES	189,408

ELECTRIC, GAS, AND SANITARY SERVICES - 4.02%
3,741,013	*	AES Corp	81,853
345,619		AGL Energy Ltd	4,441
338,557		AGL Resources, Inc	13,705
838,163		Alinta Ltd	10,810
1,107,199	*	Allegheny Energy, Inc	57,286
139,962		Allete, Inc	6,585
666,790		Alliant Energy Corp	25,905
4,094,439	*	Allied Waste Industries, Inc	55,111
805,961		Ameren Corp	39,500
86,439		American Ecology Corp	1,852
3,607,899		American Electric Power Co, Inc	162,500
94,091	e	American States Water Co	3,347
522,182		Aqua America, Inc	11,744
2,160,479	*	Aquila, Inc	8,836
358,142		Atmos Energy Corp	10,766
3,717,514		AU Optronics Corp	6,351
283,148		Avista Corp	6,102
1,544,728	e*	Babcock & Brown Environmental Investments Ltd	983
386	e*	Beacon Power Corp	-	^
85,000	e	BKW FMB Energie AG.	8,941
230,404	e	Black Hills Corp	9,159
130,000		British Energy Group plc	1,402
99,345	e	California Water Service Group	3,724
248,332	e	Caltex Australia Ltd	4,973
177,472		Canadian Utilities Ltd (Class A)	7,714
86,138		Cascade Natural Gas Corp	2,275
122,419	*	Casella Waste Systems, Inc (Class A)	1,320
2,396,202		Centerpoint Energy, Inc	41,694
54,298		Central Vermont Public Service Corp	2,046
2,599,882		Centrica plc	20,199
161,057		CEZ	8,282
114,586	e	CH Energy Group, Inc	5,153
2,260,000		China Resources Power Holdings Co	5,401
545,300	e	Chubu Electric Power Co, Inc	14,468
31,191	*	Clean Energy Fuels Corp	392
111,839	*	Clean Harbors, Inc	5,527
337,734		Cleco Corp	8,274
2,032,045		CLP Holdings Ltd	13,641
3,786,536		CMS Energy Corp	65,128
1,911,743		Colbun S.A.	437
86,228		Companhia de Gas de Sao Paulo	20
146,006	*	Companhia de Gas de Sao Paulo - Comgas (B Shares)	23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
199,925		Companhia de Saneamento Basico do Estado de Sao Paulo	$4,355
179,149		Companhia Energetica de Minas Gerais	3,811
89,288,342	*	Companhia Energetica de Sao Paulo (Class B)	1,632
151,231,763		Companhia Paranaense de Energia	2,611
985,366		Consolidated Edison, Inc	44,460
76,635	e	Consolidated Water Co, Inc	2,246
2,466,146		Constellation Energy Group, Inc	214,974
212,788	e	Contact Energy Ltd	1,478
647,152	*	Covanta Holding Corp	15,952
184,195	e	Crosstex Energy, Inc	5,292
700,155	*	Dogan Sirketler Grubu Holdings	1,394
1,789,804		Dominion Resources, Inc	154,478
2,976,215	e	DPL, Inc	84,346
787,360		DTE Energy Co	37,966
37,217		DUET Group	121
5,799,177		Duke Energy Corp	106,125
2,103,130	*	Dynegy, Inc (Class A)	19,854
1,244,594	e	E.ON AG.	207,801
1,782,394		Edison International	100,028
40,109		EDP - Energias do Brasil S.A.	823
3,179,229		El Paso Corp	54,778
315,783	*	El Paso Electric Co	7,756
125,820	e	Electric Power Development Co	5,000
259,500		Electricity Generating PCL	812
344,100		Electricity Generating PCL	1,077
13,871,825		Eletropaulo Metropolitana de Sao Paulo S.A.	912
148,311		Empire District Electric Co	3,318
2,022,791		Empresa Nacional de Electricidad S.A.	3,297
527,863	e*	Enbridge, Inc	17,790
491,884	e	Endesa S.A.	26,770
5,796,267	e	Enel S.p.A.	62,304
441,565		Energen Corp	24,260
6,110,563		Energias de Portugal S.A.	33,789
590,000	e	Energy Developments Ltd	2,249
593,752		Energy East Corp	15,491
39,007	e	EnergySouth, Inc	1,989
18,736	*	EnerNOC, Inc	714
7,886,866		Enersis S.A.	3,169
3,500,000	*	Enric Energy Equipment Holdings Ltd	3,083
1,121,349		Entergy Corp	120,377
3,671,360		Exelon Corp	266,541
3,420,262		First Philippine Holdings Corp	6,660
2,157,392		FirstEnergy Corp	139,648
153,193	e	Fortis, Inc	3,739
7,456,834	e	Fortum Oyj	233,007
2,588,967		FPL Group, Inc	146,898
112,864	e	Gas Natural SDG S.A.	6,857
134,315	e	Gaz de France	6,776
1,505,800		Glow Energy PCL	1,330
330,096		Great Plains Energy, Inc	9,612
8,629	*	Greentech Energy Systems	137
444,400		Guangdong Electric Power Development Co Ltd (Class B)	409
1,126,000		Guangdong Investments Ltd	656
313,937	e	Hawaiian Electric Industries, Inc	7,437
385,200		Hokkaido Electric Power Co, Inc	8,362
7,321,019		Hong Kong & China Gas Ltd	15,427

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,629,911		Hong Kong Electric Holdings Ltd	$8,222
304,000		Huadian Power International Co	158
1,584,000		Huaneng Power International, Inc	1,831
13,135		Hunting plc	192
839,326	e	Iberdrola S.A.	46,865
241,463		Idacorp, Inc	7,736
294,535	e	Integrys Energy Group, Inc	14,942
1,393,313		International Power plc	11,976
29,313		Inversiones Aguas Metropolitanas S.A.	37
211,033		ITC Holdings Corp	8,574
775,187		Kansai Electric Power Co, Inc	18,333
223,368		Kelda Group plc	4,210
296,255		Kelda Group plc (Class B)	1,163
825,654		KeySpan Corp	34,661
161,177		Korea Electric Power Corp	7,119
553,200		Kyushu Electric Power Co, Inc	14,499
157,891		Laclede Group, Inc	5,034
146,200		Manila Electric Co (Class B)	364
55,178		Markwest Hydrocarbon, Inc	3,169
1,143,165		MDU Resources Group, Inc	32,054
154,953		Metal Management, Inc	6,829
122,497	e	MGE Energy, Inc	4,002
100		Middlesex Water Co	2
1,732,162	*	Mirant Corp	73,877
1,294,987		MMC Corp BHD	2,933
323,160	e	National Fuel Gas Co	13,996
4,868,555		National Grid plc	71,837
173,005	e	New Jersey Resources Corp	8,827
297,093	e	Nicor, Inc	12,751
1,054,974		NiSource, Inc	21,849
833,978		Northeast Utilities	23,652
159,472		Northwest Natural Gas Co	7,366
817,411		NorthWestern Corp	26,002
2,940,651	e*	NRG Energy, Inc	122,243
411,335		NSTAR	13,348
50,936		Oest Elektrizitatswirts AG. (Class A)	2,605
352,160		OGE Energy Corp	12,907
144,870		Okinawa Electric Power Co, Inc	8,491
429,576		Oneok, Inc	21,655
72,262	e	Ormat Technologies, Inc	2,723
1,743,585		Osaka Gas Co Ltd	6,479
194,166	e	Otter Tail Corp	6,227
1,153,249		Pepco Holdings, Inc	32,522
205,200		Petronas Gas BHD	624
952,991		Petronet LNG Ltd	1,323
1,828,774		PG&E Corp	82,843
81,709	*	Pico Holdings, Inc	3,535
415,827		Piedmont Natural Gas Co, Inc	10,250
88,604	e*	Pike Electric Corp	1,983
385,195		Pinnacle West Capital Corp	15,350
485,457		PNM Resources, Inc	13,491
2,774,000		PNOC Energy Development Corp	336
1,271,483		Polish Oil & Gas Co	2,308
172,677		Portland General Electric Co	4,738
2,241,477		PPL Corp	104,879
995,739		Progress Energy, Inc	45,396

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
495,639	m,v'*	Progress Energy, Inc	$5
1,207,500		PT Perusahaan Gas Negara	1,264
1,436,598		Public Service Enterprise Group, Inc	126,105
450,299		Puget Energy, Inc	10,888
8,670		Puma AG. Rudolf Dassler Sport	3,865
1,129,226		Questar Corp	59,680
12,800		Ratchaburi Electricity Generating Holding PCL	17
42,044		Reliance Energy Ltd	634
1,811,542	*	Reliant Energy, Inc	48,821
1,190,516		Republic Services, Inc	36,477
83,053	e	Resource America, Inc (Class A)	1,712
25,489		RWE AG.	2,530
1,086,585	e	RWE AG.	115,265
452,923		SCANA Corp	17,342
1,781,045		Scottish & Southern Energy plc	51,640
1,169,110		SembCorp Industries Ltd	4,358
216,217	*	SEMCO Energy, Inc	1,680
1,859,640		Sempra Energy	110,146
191,223		Severn Trent plc	5,281
6,000		Shizuoka Gas Co Ltd	33
1,141,211	*	Sierra Pacific Resources	20,040
80,452	e	SJW Corp	2,679
624,494		Snam Rete Gas S.p.A.	3,693
100	*	Sociedad General de Aguas de Barcelona S.A.	4
48,482	e	Sociedad General de Aguas de Barcelona S.A. (Class A)	1,778
9,099,201	e	Sojitz Holdings Corp	40,670
162,618		South Jersey Industries, Inc	5,753
3,031,005		Southern Co	103,933
475,830		Southern Union Co	15,507
291,475		Southwest Gas Corp	9,855
117,492	e	Southwest Water Co	1,500
377,937	*	Stericycle, Inc	16,803
14,167	m,v*	Suez S.A.	-	^
2,988,030		Suez S.A.	170,821
26,662		Tata Power Co Ltd	440
1,315,335		TECO Energy, Inc	22,597
2,258,475		Tenaga Nasional BHD	7,470
974,600		Tohoku Electric Power Co, Inc	21,862
2,381,794		Tokyo Electric Power Co, Inc	76,615
3,289,558		Tokyo Gas Co Ltd	15,599
68,296		Tractebel Energia S.A.	761
277,974		TransAlta Corp	6,980
28,100	e*	Transportadora de Gas del Sur S.A. (ADR)	225
1,973,433		TXU Corp	132,812
635,319		UGI Corp	17,331
182,337		UIL Holdings Corp	6,035
20,179	v*	Unified Energy System (ADR)	2,749
45,291	*	Unified Energy System (GDR)	6,126
488,471	e	Union Fenosa S.A.	26,079
260,139		Unisource Energy Corp	8,556
1,211,838		United Utilities plc	17,215
1,404,362		Vector Ltd	2,943
295,348	e	Vectren Corp	7,954
223,034	e	Veolia Environnement	17,517
220,451	e,v*	Veolia Environnement	251
501,715	*	Waste Connections, Inc	15,172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
53,316		Waste Industries USA, Inc	$1,820
134,324	e*	Waste Services, Inc	1,632
2,031,352		Westar Energy, Inc	49,321
302,737		WGL Holdings, Inc	9,881
2,473,388		Williams Cos, Inc	78,209
714,176		Wisconsin Energy Corp	31,588
1,594,491		Xcel Energy, Inc	32,639
486,000		Xinao Gas Holdings Ltd	611
203,405		Zhejiang Southeast Electric Power Co (Class B)	216
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,611,351

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.42%
1,453,939		ABB Ltd	32,783
36,095		ABB Ltd India	969
660,574	*	Accuris Co Ltd	850
151,790	e*	Acme Packet, Inc	1,744
181,777	*	Actel Corp	2,529
293,902		Acuity Brands, Inc	17,716
706,371	*	Adaptec, Inc	2,691
683,041	*	ADC Telecommunications, Inc	12,520
340,102		Adtran, Inc	8,832
202,061	*	Advanced Analogic Technologies, Inc	1,960
312,780	*	Advanced Energy Industries, Inc	7,088
2,414,863	e*	Advanced Micro Devices, Inc	34,533
4,684,789		Advanced Semiconductor Engineering, Inc	6,372
974,140		Advantest Corp	42,414
442,634	*	Aeroflex, Inc	6,272
9,245		Aga Foodservice Group plc	70
4,169,312	e	Alcatel S.A.	58,319
139,665		Alcatel S.A. (ADR)	1,955
9,700		Alpine Electronics, Inc	149
176,422		Alps Electric Co Ltd	1,763
2,172,686		Altera Corp	48,082
177,111	e*	American Superconductor Corp	3,420
466,009		Ametek, Inc	18,491
334,149	*	AMIS Holdings, Inc	4,184
787,704	e*	Amkor Technology, Inc	12,406
826,494		Amphenol Corp (Class A)	29,465
318,823	e*	Anadigics, Inc	4,397
1,584,715		Analog Devices, Inc	59,649
938,621	*	Andrew Corp	13,554
6,074,467	*	Apple Computer, Inc	741,328
1,804,398	*	Applied Micro Circuits Corp	4,511
99,501		Arcelik A.S.	853
3,493,491		ARM Holdings plc	10,219
811,803	*	Arris Group, Inc	14,280
3,011,500		Asustek Computer, Inc	8,282
291,100	e*	Atheros Communications, Inc	8,978
2,043,819	*	Atmel Corp	11,364
192,245	*	ATMI, Inc	5,767
9,500	e*	AudioCodes Ltd	53
938,897	e*	Avanex Corp	1,690
4,300,000		Avermedia Technologies	7,317
1,188,037	*	Avnet, Inc	47,094
636,762		AVX Corp	10,659
62,288	*	AZZ, Inc	2,096

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
252,572		Baldor Electric Co	$12,447
7,324	e	Bang & Olufsen A/S (B Shares)	876
8,106	e	Barco NV	752
66,864		Bel Fuse, Inc (Class B)	2,275
425,352	*	Benchmark Electronics, Inc	9,621
5,747		Bharat Electronics Ltd	259
64,881	e*	BigBand Networks, Inc	851
1,221,900		Boustead Holdings BHD	1,071
2,294,335	*	Broadcom Corp (Class A)	67,109
41,000		Byd Co Ltd	236
400	e*	Catapult Communications Corp	4
456,340	*	C-COR, Inc	6,416
2,420,382	*	Celestica Inc	15,127
324,954	*	Celestica, Inc	2,050
192,756	e*	Ceradyne, Inc	14,256
688,309	*	Chartered Semiconductor Manufacturing Ltd	605
257,915	*	Checkpoint Systems, Inc	6,512
106,122		Cheng Uei Precision Industry Co Ltd	342
2,310,688		Chi Mei Optoelectronics Corp	2,739
11,538	e,m,v*	China Energy Savings Technology, Inc	1
3,319,000	*	Chunghwa Picture Tubes Ltd	893
733,720	*	Ciena Corp	26,509
44,807,527	*	Cisco Systems, Inc	1,247,890
7,100		CMK Corp	75
94,392	e*	Color Kinetics, Inc	3,154
110,000		Compal Communications, Inc	300
14,000		Compeq Manufacturing Co	7
165,204	*	Comtech Telecommunications Corp	7,669
3,025,627	e*	Conexant Systems, Inc	4,175
1,370,525		Cooper Industries Ltd (Class A)	78,243
51,525	*	CPI International, Inc	1,022
1,055,374	e*	Cree, Inc	27,281
69,364	*	CSR plc	1,087
248,494		CTS Corp	3,146
153,362		Cubic Corp	4,628
701,264	*	Cypress Semiconductor Corp	16,332
522,878		Daiichikosho Co Ltd	5,679
512,578	e	Dainippon Screen Manufacturing Co Ltd	3,868
1,185,000		Datacraft Asia Ltd	1,528
720,000		Datang International Power Generation Co Ltd	1,113
3,750,000	v*	Delta Networks, Inc	2,158
109,696	e*	Diodes, Inc	4,582
186,361	*	Ditech Networks, Inc	1,526
430,669	*	Dolby Laboratories, Inc (Class A)	15,250
171,525	*	DSP Group, Inc	3,511
99,452	e*	DTS, Inc	2,165
7,586	*	Eagle Broadband, Inc	1
710,417		Eaton Corp	66,069
22,700	*	ECI Telecom Ltd	208
169,033	*	Electro Scientific Industries, Inc	3,516
1,145,893		Electrolux AB (Series B)	27,131
555,367		EMI Group plc	2,976
109,340	*	EMS Technologies, Inc	2,412
12,409	*	EndWave Corp	142
342,086	e*	Energizer Holdings, Inc	34,072
213,675	e*	Energy Conversion Devices, Inc	6,585

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
131,825	e*	EnerSys	$2,412
3,000	*	Entertainment Distribution Co, Inc	6
170,000		Epistar Corp	694
27,688,281		Ericsson (LM) (B Shares)	110,446
503,245	*	Evergreen Solar, Inc	4,680
194,419	*	Exar Corp	2,605
2,493,736	*	Fairchild Semiconductor International, Inc	48,179
85,528		Fanuc Ltd	8,828
3,708,000		Far EasTone Telecommunications Co Ltd	4,600
3,214,371	e*	Finisar Corp	12,150
372,058	e*	First Solar, Inc	33,221
236,113	e	Fisher & Paykel Appliances Holdings Ltd	633
1,137,668	e	Fisher & Paykel Healthcare Corp	2,954
2,468,517	*	Foxconn International Holdings Ltd	7,072
211,900		Foxconn Technology Co Ltd	2,543
116,386	e	Franklin Electric Co, Inc	5,491
320,497	e*	FuelCell Energy, Inc	2,538
322,401		Fuji Electric Holdings Co Ltd	1,635
338,424		Gamesa Corp Tecnologica S.A.	12,243
477,586		Garmin Ltd	35,327
1,123	*	Gemalto NV	26
1,497,932	*	Gemstar-TV Guide International, Inc	7,370
150,817	*	Genlyte Group, Inc	11,845
1,948	e	Geo Corp	3,302
850,000		Geodesic Information Systems Ltd	6,151
46,703	*	Gmarket, Inc (ADR)	907
639,801	*	GrafTech International Ltd	10,774
216,664	e*	Greatbatch, Inc	7,020
1,642		Groupe Steria SCA	109
1,406,149		GVK Power & Infrastructure Ltd	16,752
112,400	e	Hamamatsu Photonics KK	3,528
9,600		Hana Microelectronics PCL	8
2,592,000	*	HannStar Display Corp	640
294,176		Harman International Industries, Inc	34,360
436,513	e*	Harmonic, Inc	3,872
619,769		Harris Corp	33,808
138,308	*	Helen of Troy Ltd	3,734
510,367	e*	Hexcel Corp	10,753
203,600		High Tech Computer Corp	3,630
21,049	e	Hirose Electric Co Ltd	2,768
8,700		Hitachi High-Technologies Corp	226
3,439,379		Hitachi Ltd	24,339
87,023	*	Hittite Microwave Corp	3,718
3,850,037		Hon Hai Precision Industry Co, Ltd	33,255
6,301,057		Honeywell International, Inc	354,623
8,300		Hosiden Corp	110
721,558		Hoya Corp	23,936
148,651	e*	Hutchinson Technology, Inc	2,796
49,298		Hyundai Autonet Co Ltd	410
197,836		Ibiden Co Ltd	12,765
212,771		Imation Corp	7,843
1,645		Imtech NV	142
1,541,028	*	Infineon Technologies AG.	25,471
788,496	e*	Infineon Technologies AG. (ADR)	13,034
6,300		Information Services International-Dentsu Ltd	65
1,147,000	*	InnoLux Display Corp	4,738

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,711,000		Inotera Memories, Inc	$2,159
1,064,037	*	Integrated Device Technology, Inc	16,248
41,409,359		Intel Corp	983,886
306,687	e*	Interdigital Communications Corp	9,866
296,463	*	International Rectifier Corp	11,046
636,748		Intersil Corp (Class A)	20,032
141,348		Inter-Tel, Inc	3,382
210,454	e*	InterVoice, Inc	1,753
9,806		Intracom S.A.	52
52,033	*	IPG Photonics Corp	1,038
80,588	e*	iRobot Corp	1,600
145,893	e*	IXYS Corp	1,218
22,000		Japan Radio Co Ltd	84
432,455	*	Jarden Corp	18,600
897,442	e*	JDS Uniphase Corp	12,053
573,755	e*	Kemet Corp	4,045
98,000		Kinsus Interconnect Technology Corp	387
3,941,802		Koninklijke Philips Electronics NV	167,042
2,091	*	Koor Industries Ltd	139
54,993	e	Kudelski S.A.	1,923
299,198		Kyocera Corp	31,786
1,469,988		L-3 Communications Holdings, Inc	143,162
9,367		Laird Group plc	102
163,893	e*	Lamson & Sessions Co	4,355
651,610	e*	Lattice Semiconductor Corp	3,727
55,590		LG Electronics, Inc	4,589
61,330	*	LG.Philips LCD Co Ltd	2,722
69,946	e*	LG.Philips LCD Co Ltd (ADR)	1,583
186,305	e	Lincoln Electric Holdings, Inc	13,831
1,048,605	e	Linear Technology Corp	37,939
189,291	*	Littelfuse, Inc	6,392
55,414	*	Loral Space & Communications, Inc	2,731
114,219		LSI Industries, Inc	2,045
3,472,516	*	LSI Logic Corp	26,079
19,211	e	Mabuchi Motor Co Ltd	1,177
1,401,529		Macronix International	663
98,000		Malaysian Pacific Industries	281
2,909,997	*	Marvell Technology Group Ltd	52,991
1,696,054		Matsushita Electric Industrial Co Ltd	33,611
603,350		Matsushita Electric Industrial Co Ltd (ADR)	11,952
121,557		Matsushita Electric Works Ltd	1,554
285,891	*	Mattson Technology, Inc	2,773
2,848,242		Maxim Integrated Products, Inc	95,160
855,700		MediaTek, Inc	13,313
115,526	e*	Medis Technologies Ltd	1,697
3,960		Melexis NV	71
1,646,104	*	MEMC Electronic Materials, Inc	100,610
129,535	*	Mercury Computer Systems, Inc	1,580
239,201		Methode Electronics, Inc	3,744
471,451		Micrel, Inc	5,997
911,962		Microchip Technology, Inc	33,779
3,618,939	*	Micron Technology, Inc	45,345
1,627	*	Micronas Semiconductor Holdings, Inc	32
406,696	e*	Microsemi Corp	9,740
287,804	*	Microtune, Inc	1,505
395,841		Minebea Co Ltd	2,237

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
236,320	*	MIPS Technologies, Inc	$2,077
4,583,435		Mitsubishi Electric Corp	42,459
580,340		Molex, Inc	17,416
123,734	e*	Monolithic Power Systems, Inc	2,159
223,527	*	Moog, Inc (Class A)	9,860
486,000		Mosel Vitelic, Inc	640
11,237,829		Motorola, Inc	198,910
723,622	e*	MRV Communications, Inc	2,352
46,829	e*	Multi-Fineline Electronix, Inc	804
440,256		Murata Manufacturing Co Ltd	33,125
86,000		Nan Ya Printed Circuit Board Corp	524
1,105,000		Nanya Technology Corp	1,006
26,351		National Presto Industries, Inc	1,643
2,304,172		National Semiconductor Corp	65,139
111,200	m,v*	NCP Litigation Trust	-	^
285,844	e*	NEC Electronics Corp	7,507
330,000	e	NEC Tokin Corp	1,227
87,606	e*	Netlogic Microsystems, Inc	2,789
3,516,821	*	Network Appliance, Inc	102,691
9,000		New Japan Radio Co Ltd	50
160,995		NGK Spark Plug Co Ltd	2,797
24,706	*	Nice Systems Ltd	862
121,644		Nidec Corp	7,137
1,800		Nihon Dempa Kogyo Co Ltd	102
9,000		Nippon Chemi-Con Corp	76
41,573		Nitto Denko Corp	2,095
2,774		NKT Holding A/S	275
7,459,008	e	Nokia Oyj	209,488
765,356	*	Nortel Networks Corp	18,450
1,655,834	*	Novellus Systems, Inc	46,976
3,623,830	*	Nvidia Corp	149,700
315,300	e*	Ocean Power Technologies, Inc	4,994
11,153		Olympic Group Financial Investments	116
313,379	e*	Omnivision Technologies, Inc	5,675
241,308		Omron Corp	6,334
1,464,470	e*	ON Semiconductor Corp	15,699
646,347	e*	On2 Technologies, Inc	1,939
555,889	e	Openwave Systems, Inc	3,480
103,020	*	Oplink Communications, Inc	1,545
98,855	*	OpNext, Inc	1,309
65,312	e*	Optium Corp	826
415,000		Origin Electric Co Ltd	2,567
84,242	e*	OSI Systems, Inc	2,304
117,425		Park Electrochemical Corp	3,309
158,364	*	Pericom Semiconductor Corp	1,767
250,454		Phoenix Electric Co Ltd	1,076
254,061	e*	Photronics, Inc	3,780
85,900	e	Pioneer Corp	1,168
280,949	e	Plantronics, Inc	7,367
358,645	e*	Plexus Corp	8,245
132,857	e*	PLX Technology, Inc	1,483
1,417,851	e*	PMC - Sierra, Inc	10,960
502,235	*	Polycom, Inc	16,875
38,674	*	Powell Industries, Inc	1,228
4,885,000		Powerchip Semiconductor Corp	2,971
435,817	e*	Power-One, Inc	1,735

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
418,000		Powertech Technology, Inc	$1,740
773,425	e*	Powerwave Technologies, Inc	5,182
3,115,000		ProMOS Technologies, Inc	1,306
21,600	e*	Q-Cells AG.	1,839
888,734	e*	Qimonda AG. (ADR)	13,731
753,188	*	QLogic Corp	12,541
10,438,878		Qualcomm, Inc	452,943
2,051,561		RadioShack Corp	67,989
433,019	e*	Rambus, Inc	7,786
87,524	e	Raven Industries, Inc	3,126
351,750		Realtek Semiconductor Corp	1,744
176,986	e	Regal-Beloit Corp	8,237
381,735		Reliance Communication Ventures Ltd	4,845
122,936		REMEC, Inc	187
336,534	*	Research In Motion Ltd	67,733
88,615		Reunert Ltd	949
1,116,813	e*	RF Micro Devices, Inc	6,969
694,196		Ricoh Co Ltd	16,061
10,800		Rinnai Corp	337
853,000	*	Ritek Corp	254
120,000		River Eletec Corp	1,198
102,355	*	Rogers Corp	3,787
160,845		Rohm Co Ltd	14,274
992		SAES Getters S.p.A.	31
32,640		Samsung Electro-Mechanics Co Ltd	1,783
112,351		Samsung Electronics Co Ltd	68,686
14,160		Samsung Electronics Co Ltd	6,617
15,609		Samsung SDI Co Ltd	1,012
78,498	e	Sanken Electric Co Ltd	759
2,454,781	*	Sanmina-SCI Corp	7,684
12,000		Sanyo Denki Co Ltd	81
5,116,000	e*	Sanyo Electric Co Ltd	8,377
2,512,649		Sanyo Electric Taiwan Co Ltd	2,146
462,282		Satyam Computer Services Ltd	5,309
249,366	e	Schindler Holding AG.	16,565
412,458		Schneider Electric S.A.	57,789
159,197	*	Seachange International, Inc	1,235
9,667,000	*	Semiconductor Manufacturing International Corp	1,325
453,823	*	Semtech Corp	7,865
1,393,146	*	SGL Carbon AG.	57,639
1,362,836		Sharp Corp	25,836
5,000		Shindengen Electric Manufacturing Co Ltd	24
300		Shinkawa Ltd	6
42,300	e	Shinko Electric Industries	910
15,392		Siemens India Ltd	527
481,229	*	Silicon Image, Inc	4,129
240,973	*	Silicon Laboratories, Inc	8,340
667,791	*	Silicon Storage Technology, Inc	2,491
2,445,824		Siliconware Precision Industries Co	5,220
190,022	e*	Sirenza Microdevices, Inc	2,256
6,816,684	e*	Sirius Satellite Radio, Inc	20,586
967,750	*	Skyworks Solutions, Inc	7,113
258,888	*	Smart Modular Technologies WWH, Inc	3,562
1,301,083		Sony Corp	66,787
753,938	e*	Spansion, Inc (Class A)	8,369
226,719	e*	Spectrum Brands, Inc	1,535

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
126,226	*	Standard Microsystems Corp	$4,335
104,134		Stanley Electric Co Ltd	2,260
35,967	*	STATS ChipPAC Ltd	41
575,150	e	STMicroelectronics NV	11,084
76,998	*	Stoneridge, Inc	950
334,735		Sumco Corp	16,772
92,629	e*	Sunpower Corp (Class A)	5,840
853	*	Suntron Corp	1
65,663	e*	Supertex, Inc	2,058
1,056,775	*	Sycamore Networks, Inc	4,248
270,631	e*	Symmetricom, Inc	2,273
135,948	e*	Synaptics, Inc	4,866
305,944	e*	Syntax-Brillian Corp	1,505
17,479,235		Taiwan Semiconductor Manufacturing Co Ltd	37,434
1,911,619		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	21,276
286,762		Taiyo Yuden Co Ltd	6,633
23,789		Tandberg ASA	531
1,894,000	*	Tatung Co Ltd	846
271,643		TDK Corp	26,291
2,389		Techem AG.	167
246,905		Technitrol, Inc	7,079
127,615	*	Techwell, Inc	1,672
5,135,000		Teco Electric and Machinery Co Ltd	2,922
341,753	*	Tekelec	4,928
506,094		Teleflex, Inc	41,388
205,000		Telefonaktiebolaget LM Ericsson (ADR)	8,178
2,028,773	*	Tellabs, Inc	21,830
3,171,999	e	Terna Rete Elettrica Nazionale S.p.A.	10,939
249,678	e*	Tessera Technologies, Inc	10,125
6,732,305		Texas Instruments, Inc	253,337
328,808	*	Thomas & Betts Corp	19,071
173,201	e	Thomson	3,312
395,105	e	Tokyo Denpa Co Ltd	4,864
32,500		Toyota Boshoku Corp	821
441,982	e*	Trident Microsystems, Inc	8,110
96,885	*	Tripath Technology, Inc	1
159,000		Tripod Technology Corp	809
831,285	*	Triquint Semiconductor, Inc	4,206
19,749		TT electronics plc	73
264,727	*	TTM Technologies, Inc	3,441
900	*	Ulticom, Inc	8
100,414	*	Ultra Clean Holdings	1,404
9,821	*	UMC Japan	1,601
9,777		Uniden Corp	72
383,000		Unimicron Technology Corp	587
12,565,188		United Microelectronics Corp	7,514
135,000	*	United Test and Assembly Center Ltd	102
125,927	e*	Universal Display Corp	1,978
107,157	*	Universal Electronics, Inc	3,892
271,724	e	Ushio, Inc	6,028
1,106,190	e*	Utstarcom, Inc	6,206
41,185	e*	Valence Technology, Inc	46
50,021	e	Valeo S.A.	2,684
4,567,700		Vanguard International Semiconductor Corp	4,565
432,721	*	Varian Semiconductor Equipment Associates, Inc	17,335
309,251		Venture Corp Ltd	3,170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,613	*	Vestel Elektronik Sanayi	$4
458,000	*	Via Technologies, Inc	483
145,356	*	Viasat, Inc	4,666
109,368		Vicor Corp	1,447
28,463		Videocon Industries Ltd	295
1,315,756	*	Vishay Intertechnology, Inc	20,815
1,926,515	e	Vivendi Universal S.A.	82,874
92,702	e*	Volterra Semiconductor Corp	1,316
14,000		Vtech Holdings Ltd	118
116,596		Weg S.A.	1,101
332,552		Whirlpool Corp	36,980
1,883,000		Winbond Electronics Corp	710
402,401		Wintek Corp	434
206,862		Wipro Ltd	2,635
898,000		Wistron Corp	1,675
1,085,668	*	Wolfson Microelectronics plc	6,576
1,253,597		Xilinx, Inc	33,559
15,750	v*	Ya Hsin Industrial Co Ltd	3
1,348,000		Yageo Corp	645
227,612	e	Yaskawa Electric Corp	2,587
3,075,175		YTL Power International	2,113
136,726	e*	Zhone Technologies, Inc	196
2,393,538		Zhuzhou CSR Times Electric Co Ltd	4,118
114,439	*	Zoltek Cos, Inc	4,753
418,454	*	Zoran Corp	8,386
60,000		ZTE Corp	285
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,953,536

ENGINEERING AND MANAGEMENT SERVICES - 0.64%
6,408		Aangpanneforeningen AB (B Shares)	175
102,811	*	Advisory Board Co	5,712
210,785	*	Aecom Technology Corp	5,230
45,724		Aeroplan Income Fund	911
39,089	e*	Affymax, Inc	1,054
544,267	e*	Amylin Pharmaceuticals, Inc	22,402
852	e*	Antigenics, Inc	2
459,903	*	Applera Corp (Celera Genomics Group)	5,703
389,257	e*	Ariad Pharmaceuticals, Inc	2,137
18,043		Babcock International Group	195
3,156	*	Budimex S.A.	141
704,013		Capita Group plc	10,220
109,906	e	CDI Corp	3,539
1,593,969	*	Celgene Corp	91,382
61,237	e*	Cornell Cos, Inc	1,504
174,224		Corporate Executive Board Co	11,309
59,256	e*	CRA International, Inc	2,856
107,871	e*	CuraGen Corp	213
297,953	e*	CV Therapeutics, Inc	3,936
92,460		Daewoo Engineering & Construction Co Ltd	2,646
3,613	*	Devgen	92
230,872		Diamond Management & Technology Consultants, Inc	3,048
11,731	a*	Digital Garage, Inc	14,822
4,170		Dinamia	160
2,220,897		Downer EDI Ltd	13,840
263,320	e*	eResearch Technology, Inc	2,504
658,445	*	Exelixis, Inc	7,967

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
104,953	*	Exponent, Inc	$2,348
25,841	*	First Consulting Group, Inc	246
839,059		Fluor Corp	93,446
356,501	e	Fugro NV	22,585
223,058	*	Gen-Probe, Inc	13,477
500	*	Geo ASA	4
20,000	e*	GPC Biotech AG.	567
1,280,162		GRD Ltd	3,061
146,329	*	Greenfield Online, Inc	2,328
374,285	*	Harris Interactive, Inc	2,002
381,181	*	Hewitt Associates, Inc (Class A)	12,198
100,532	e*	Huron Consulting Group, Inc	7,340
32,033		IDB Development Corp Ltd	1,200
474,492	e*	Incyte Corp	2,847
241,209	*	Infrasource Services, Inc	8,949
426,967	e*	Isis Pharmaceuticals, Inc	4,133
39,403	*	ITM Power plc	109
512,588	*	Jacobs Engineering Group, Inc	29,479
50,304		Jaiprakash Associates Ltd	916
206,327	e	JGC Corp	3,866
711,423	*	KBR, Inc	18,661
1,958		Keller Group plc	42
68,484	e*	Kendle International, Inc	2,518
214,310	*	Kosan Biosciences, Inc	1,119
49,380		Landauer, Inc	2,432
115,815	*	LECG Corp	1,750
21,204	*	Lexicon Genetics, Inc	68
187,472	e*	Lifecell Corp	5,725
180,031	e*	Luminex Corp	2,216
124,876		MAXIMUS, Inc	5,417
146,288	*	Maxygen, Inc	1,254
569,974	*	McDermott International, Inc	47,376
23,734	e	Meitec Corp	680
38,224	*	Michael Baker Corp	1,420
1,514,455		Moody's Corp	94,199
76,842	*	MTC Technologies, Inc	1,887
221,738	e*	Myriad Genetics, Inc	8,246
261,308	e*	Navigant Consulting, Inc	4,850
184,427	*	Neurogen Corp	1,225
1,200		Nichii Gakkan Co	19
247,253	*	Omnicell, Inc	5,138
102,697	e*	Oscient Pharmaceuticals Corp	469
1,593,737		Paychex, Inc	62,347
125,421	e*	PharmaNet Development Group, Inc	3,998
590,896		QinetiQ plc	2,190
645,465		Quest Diagnostics, Inc	33,338
175,759	*	Regeneration Technologies, Inc	1,977
494,837	*	Regeneron Pharmaceuticals, Inc	8,868
789,300	e*	Rentech, Inc	2,044
358,764	*	Resources Connection, Inc	11,904
140,039	e*	Rigel Pharmaceuticals, Inc	1,248
16,492		Robert Walters plc	128
530,592	e*	SAIC, Inc	9,588
18,540		Samsung Engineering Co Ltd	1,956
320,070	e*	Savient Pharmaceuticals, Inc	3,975
16,116		Savills plc	190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
28,243	e	SBM Offshore NV	$1,077
293,190	*	Seattle Genetics, Inc	2,876
163,643	e*	Senomyx, Inc	2,209
92,818		Serco Group plc	837
498,753	*	Shaw Group, Inc	23,087
844,000		Shenzhen Expressway Co Ltd	657
787,930		Shui On Construction	2,534
253,301		SNC-Lavalin Group, Inc	9,250
63,572	*	Stanley, Inc	1,120
192,949	e*	Symyx Technologies, Inc	2,221
51,991	e*	Tejon Ranch Co	2,298
335,574	e*	Telik, Inc	1,134
466,258	*	Tetra Tech, Inc	10,048
1,498,957	e	Toyo Engineering Corp	9,145
324,622	*	URS Corp	15,760
167,894	e*	Verenium Corp	851
177,418	*	Washington Group International, Inc	14,195
261,012		Watson Wyatt & Co Holdings (Class A)	13,176
174,004	e	WorleyParsons Ltd	5,005
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	892,743

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
1,777,115	*	Centillion Environment & Recycling Ltd	239
236,178	e*	Home Solutions of America, Inc	1,412
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	1,651

FABRICATED METAL PRODUCTS - 0.53%
74		AFG Arbonia-Forster Hldg	39
140,413	*	Alliant Techsystems, Inc	13,922
714,750		Amcor Ltd	4,526
47,772	e	Ameron International Corp	4,309
412,775		Aptargroup, Inc	14,678
783,312		Ball Corp	41,649
52,863		Bharat Forge Ltd	401
152,674		Bharat Heavy Electricals	5,775
66,902	*	Chart Industries, Inc	1,903
91,646		CIRCOR International, Inc	3,705
651,167		Commercial Metals Co	21,990
107,541	*	Commercial Vehicle Group, Inc	2,003
44,718		Compx International, Inc	827
213,913		Crane Co	9,722
2,618,959	*	Crown Holdings, Inc	65,395
64,731	e	Dynamic Materials Corp	2,427
8,223		Geberit AG.	1,401
125,000	*	Gerresheimer AG.	6,471
178,312	e*	Griffon Corp	3,884
2,410		Grupa Kety S.A.	198
97,170	e	Gulf Island Fabrication, Inc	3,372
1,122,538		Hitachi Cable Ltd	6,576
4,336,226		Illinois Tool Works, Inc	234,980
82,132	e	Insteel Industries, Inc	1,478
3,161		Jindal Steel & Power Ltd	269
957,509		JS Group Corp	19,413
17,000		Kitz Corp	148
77,118	e*	Ladish Co, Inc	3,316
55,308	e	Lifetime Brands, Inc	1,131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
196,056	*	Mobile Mini, Inc	$5,725
675,822	e	Mueller Water Products, Inc (Class A)	11,529
120,747	e*	NCI Building Systems, Inc	5,956
4,768		Norddeutsche Affinerie AG.	211
646,826		Parker Hannifin Corp	63,331
43,050	*	Park-Ohio Holdings Corp	1,175
408,893		Pentair, Inc	15,771
41,717	e*	PGT, Inc	456
166		Phoenix Mecano AG.	75
405,531		Rexam plc	4,039
152,921		Sanwa Shutter Corp	887
800,000		Shin Zu Shing Co Ltd	6,128
150,752		Silgan Holdings, Inc	8,334
205,892	e	Simpson Manufacturing Co, Inc	6,947
708,429	e	Sims Group Ltd	15,891
159,853	e*	Smith & Wesson Holding Corp	2,678
525,880		Snap-On, Inc	26,562
85,384		Ssab Svenskt Stal AB (Series A)	3,489
211,436	e	Ssab Svenskt Stal AB (Series B)	8,012
639,260		Stanley Works	38,803
167,114	e*	Sturm Ruger & Co, Inc	2,594
407,575	e	Sumitomo Precision Products Co Ltd	2,191
39,527	e	Sun Hydraulics Corp	1,947
3,000		Takuma Co Ltd	19
347,150	e*	Taser International, Inc	4,846
56,794		Tata Steel Ltd	834
8,625	b,m*	Tower Automotive, Inc	-	^
855,266	e	Toyo Seikan Kaisha Ltd	16,532
69,930	*	Trimas Corp	845
100,789	e	Valmont Industries, Inc	7,333
171,573	e	Watts Water Technologies, Inc (Class A)	6,429
18,190		Yieh Phui Enterprise	8
		TOTAL FABRICATED METAL PRODUCTS	745,485

FOOD AND KINDRED PRODUCTS - 3.10%
751,000		Ajinomoto Co, Inc	8,650
121,447	e*	Altus Pharmaceuticals, Inc	1,401
34,591	*	American Dairy, Inc	645
31,986		Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1,266
3,719,080		Anheuser-Busch Cos, Inc	193,987
2,985,849		Archer Daniels Midland Co	98,802
1,000		Ariake Japan Co Ltd	19
217,799		Asahi Breweries Ltd	3,378
2,751		Bajaj Hindusthan Ltd	11
108,000		Beijing Enterprises Holdings Ltd	410
55,363	*	Boston Beer Co, Inc (Class A)	2,179
20,866		Britvic plc	161
454,824		Bunge Ltd	38,433
1,739,575		C&C Group plc	23,418
1,476,953		Cadbury Schweppes plc	20,046
939,327		Campbell Soup Co	36,455
108,440		Carlsberg A/S (Class B)	13,108
166,700		Charoen Pokphand Foods PCL	25
1,249,000	*	China Agri-Industries Holdings Ltd	848
9,029		CJ Corp	1,093
161,077		Coca Cola Hellenic Bottling Co S.A.	7,412

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
449,114		Coca-Cola Amatil Ltd	$3,626
27,018		Coca-Cola Bottling Co Consolidated	1,359
12,491,987		Coca-Cola Co	653,456
2,467,020		Coca-Cola Enterprises, Inc	59,209
82,032		Coca-Cola Femsa S.A. de C.V.	363
556,562	e	Coca-Cola West Japan Co Ltd	12,927
238,000		Cofco International Ltd	161
12,572,353		Companhia de Bebidas das Americas	8,849
3,624,778		ConAgra Foods, Inc	97,362
825,768	e*	Constellation Brands, Inc (Class A)	20,050
501,058		Corn Products International, Inc	22,773
37,035	*	Cosan SA Industria e Comercio	605
99,628	*	Cott Corp	1,446
2,763,158	e	CSR Ltd	8,133
12,162		Dairy Crest Group plc	165
33,327	e	Danisco A/S	2,485
387,411	*	Darling International, Inc	3,541
1,194,277		Del Monte Foods Co	14,522
2,902,895		Diageo plc	60,336
5,633	e	Diamond Foods, Inc	99
12,824		East Asiatic Co Ltd A.S.	705
59,797	e	Ebro Puleva S.A.	1,285
213,452		Embotelladora Andina S.A.	688
719,143		Embotelladora Andina S.A.	2,473
741,321		Empresas Iansa S.A.	84
41,459	e	Farmer Bros Co	938
394,226		Flowers Foods, Inc	13,151
1,382,955		Fomento Economico Mexicano S.A. de C.V.	5,429
2,290,821		General Mills, Inc	133,830
1,141		Givaudan S.A.	1,125
241,100		Golden Hope Plantations BHD	594
860,758		Greencore Group plc	6,515
2,966,065		Groupe Danone	239,558
141,671		Grupo Bimbo S.A. de C.V. (Series A)	874
261,760		Grupo Modelo S.A. (Series C)	1,416
1,608,185		H.J. Heinz Co	76,341
282,741	e*	Hansen Natural Corp	12,152
831,456	e	Heineken NV	48,741
722,392		Hershey Co	36,567
2,900		Highlands & Lowlands BHD	6
5,181		Hite Brewery Co Ltd	673
413,792		Hormel Foods Corp	15,455
57,700	e	House Foods Corp	886
17,257		Iaws Group plc	362
64,066	e	Imperial Sugar Co	1,973
386,609		InBev NV	30,622
30,000	m,v*	International Hydron Liquidating Trust	1
2,383,200		IOI Corp BHD	3,597
269,300	e	Ito En Ltd	8,848
1,482,224		J Sainsbury plc	17,327
82,187		J&J Snack Foods Corp	3,102
414,379		J.M. Smucker Co	26,379
14,557,000		JG Summit Holdings	3,931
36,000		J-Oil Mills, Inc	127
126,032	e*	Jones Soda Co	1,767
63,675		Kaneka Corp	533

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
20,868		Katokichi Co Ltd	$124
1,884,959		Kellogg Co	97,622
97,929		Kerry Group plc (Class A)	2,741
125,200	e	Kikkoman Corp	1,860
575,744	e	Kirin Brewery Co Ltd	8,612
10,031,214		Kraft Foods, Inc (Class A)	353,600
2,094,527		Kulim Malaysia BHD	4,464
141,870		Lancaster Colony Corp	5,943
167,559		Lance, Inc	3,948
7,745		Leroy Seafood Group ASA	161
237,133	e	Lion Nathan Ltd	1,861
148		Lotte Chilsung Beverage Co Ltd	190
759		Lotte Confectionery Co Ltd	1,011
69,512	e*	M&F Worldwide Corp	4,628
551,590		McCormick & Co, Inc	21,060
221,500		Meiji Dairies Corp	1,411
271,100		Meiji Seika Kaisha Ltd	1,240
52,650	e	MGP Ingredients, Inc	890
281,525		Molson Coors Brewing Co (Class B)	26,030
6,000	e	Morinaga & Co Ltd	14
50,366	e	National Beverage Corp	580
4,530		Nestle India Ltd	129
638,770		Nestle S.A.	242,716
2,014,500		Nichirei Corp	10,365
81,000		Nichiro Corp	139
1,181,400		Nippon Meat Packers, Inc	14,290
29,900		Nippon Suisan Kaisha Ltd	192
613,473		Nisshin Seifun Group, Inc	6,068
72,005	e	Nissin Food Products Co Ltd	2,414
1,210		Nong Shim Co Ltd	344
526,408		Olam International Ltd	1,062
1,455		Orion Corp	434
2,313,036	b,m,v*	Parmalat Finanziaria S.p.A.	-	^
961,100		Parmalat S.p.A.	4,062
77,283	e*	Peet's Coffee & Tea, Inc	1,903
1,221,655		Pepsi Bottling Group, Inc	41,145
316,787		PepsiAmericas, Inc	7,780
13,424,307		PepsiCo, Inc	870,566
113,459		Perdigao S.A.	2,147
208,835	*	Performance Food Group Co	6,785
76,060	e	Pernod-Ricard S.A.	16,793
3,061,000		Petra Foods Ltd	3,161
147,200		PPB Group BHD	324
389,624		PT Astra Agro Lestari Tbk	594
1,547,500		PT Indofood Sukses Makmur Tbk	346
85,900		Q.P. Corp	825
208,508	*	Ralcorp Holdings, Inc	11,145
144,849	e	Reddy Ice Holdings, Inc	4,131
270,576	e	Royal Numico NV	14,061
463,057		Sadia S.A.	2,156
84,726	e	Sampo Oyj (A Shares)	2,440
93,365	e	Sanderson Farms, Inc	4,203
214,800	e	Sapporo Holdings Ltd	1,365
216,684		Saputo, Inc	8,950
2,964,570		Sara Lee Corp	51,584
2,204,975		Scottish & Newcastle plc	28,265

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
558,162	*	Smithfield Foods, Inc	$17,186
9,709		Strauss-Elite Ltd	116
44,804	e	Suedzucker AG.	994
932,932		Swire Pacific Ltd (Class A)	10,384
4,590	*	Synutra International, Inc	93
148,200	e	Takara Holdings, Inc	988
8,000		Takasago International Corp	46
90,661		Tata TEA Ltd	1,908
553,171		Tate & Lyle plc	6,278
2,981,600		Tingyi Cayman Islands Holding Corp	3,469
201,070	e	Tootsie Roll Industries, Inc	5,572
197,058		Topps Co, Inc	2,071
57,400	*	Total Produce plc	60
71,900		Toyo Suisan Kaisha Ltd	1,297
190,632	*	TreeHouse Foods, Inc	5,073
1,231,735		Tyson Foods, Inc (Class A)	28,379
1,206		Ulker Gida Sanayi ve Ticaret A.S.	5
4,440,712		Unilever plc	143,390
200,000	e	Unilever plc (ADR)	6,452
64,296		United Breweries Co, Inc	468
105,697		Vina Concha Y Toro S.A.	264
4,050		Vivartia S.A.	96
429,247		Want Want Holdings Ltd	989
995,373		Wrigley (Wm.) Jr Co	55,054
85,200	e	Yakult Honsha Co Ltd	2,154
1,362,474	e	Yamazaki Baking Co Ltd	11,632
		TOTAL FOOD AND KINDRED PRODUCTS	4,326,561

FOOD STORES - 0.75%
205,671		Alimentation Couche Tard, Inc (Class B)	4,242
9,124	e	Arden Group, Inc (Class A)	1,245
4,576,777		Carrefour S.A.	321,444
520,331		Centros Comerciales Sudamericanos S.A.	2,158
1,726,749		Coles Myer Ltd	23,576
3,733	e	Colruyt S.A.	779
14,582,474		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	567
179,618	e	Delhaize Group	17,642
5,055		Discount Investment Corp	160
1,410,152		Distribucion y Servicio D&S S.A.	756
48,800		FamilyMart Co Ltd	1,286
72,714		George Weston Ltd	5,464
2,058,746		Goodman Fielder Ltd	4,237
104,354	e*	Great Atlantic & Pacific Tea Co, Inc	3,500
62,654		Ingles Markets, Inc (Class A)	2,158
347,340		Jeronimo Martins SGPS S.A.	2,053
155,099	e	Kesko Oyj (B Shares)	10,290
1,324,957	*	Koninklijke Ahold NV	16,619
5,858,609		Kroger Co	164,803
50,800		Lawson, Inc	1,757
153,280		Loblaw Cos Ltd	7,475
53,696		Migros Turk TAS	893
133,344	e*	Panera Bread Co (Class A)	6,142
126,774	e*	Pantry, Inc	5,844
179,717	*	Pathmark Stores, Inc	2,329
136,785		Pick'n Pay Stores Ltd	685
877,000		President Chain Store Corp	2,498

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
230,846		Ruddick Corp	$6,953
2,612,710		Safeway, Inc	88,911
1,118,442		Seven & I Holdings Co Ltd	31,971
326,305		Shoprite Holdings Ltd	1,505
588,963		Sonae SPGS S.A.	1,672
145,812	*	Super-Sol Ltd	572
957,815		Supervalu, Inc	44,366
21,739,138		Tesco plc	181,885
167		Valora Holding AG.	44
31,356		Village Super Market (Class A)	1,499
70,136		Weis Markets, Inc	2,841
656,376	e	Whole Foods Market, Inc	25,139
172,804	e*	Wild Oats Markets, Inc	2,896
177,377	*	Winn-Dixie Stores, Inc	5,197
1,635,696		Woolworths Ltd	37,380
		TOTAL FOOD STORES	1,043,433

FORESTRY - 0.08%
38,689		Gunns Ltd	107
790,370		Rayonier, Inc	35,677
1,021,560		Weyerhaeuser Co	80,632
		TOTAL FORESTRY	116,416

FURNITURE AND FIXTURES - 0.23%
6,033	b,m,v*	Bush Industries, Inc (Class A)	1
68,890		Cal-Maine Foods, Inc	1,128
2,299		Ekornes ASA	52
154,808	e	Ethan Allen Interiors, Inc	5,302
280,760	e	Furniture Brands International, Inc	3,987
341,386		Herman Miller, Inc	10,788
241,706		Hillenbrand Industries, Inc	15,711
200,963		HNI Corp	8,239
66,674	e	Hooker Furniture Corp	1,496
287,590		Interface, Inc (Class A)	5,424
1,404,880		Johnson Controls, Inc	162,643
152,066		Kimball International, Inc (Class B)	2,131
305,073	e	La-Z-Boy, Inc	3,496
752,806		Leggett & Platt, Inc	16,599
1,972,445		Masco Corp	56,156
439,325	*	MFI Furniture plc	1,196
6,806		Neopost S.A.	996
207,745	e	Sealy Corp	3,432
374,842	e*	Select Comfort Corp	6,080
595,296		Steinhoff International Holdings Ltd	2,032
516,038	e	Tempur-Pedic International, Inc	13,365
163,714	e*	Williams Scotsman International, Inc	3,898
		TOTAL FURNITURE AND FIXTURES	324,152

FURNITURE AND HOMEFURNISHINGS STORES - 0.17%
1,207,871	*	Bed Bath & Beyond, Inc	43,471
1,890,126		Circuit City Stores, Inc	28,503
20,000	e*	Columbia Music Entertainment, Inc	17
380,234		DSG International plc	1,205
51,273		Ellerine Holdings Ltd	504
1,545,955	*	GameStop Corp (Class A)	60,447
162,096	e*	Guitar Center, Inc	9,695

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,305,104	e	Harvey Norman Holdings Ltd	$5,838
111,579	e	Haverty Furniture Cos, Inc	1,302
15,000		Joshin Denki Co Ltd	101
114,998		Kesa Electricals plc	722
292,614		Knoll, Inc	6,555
3,400		K's Holdings Corp	95
362,610	e*	Mohawk Industries, Inc	36,548
29,750		Nitori Co Ltd	1,485
519,985	e	Pier 1 Imports, Inc	4,415
35,706		Shimachu Co Ltd	960
784,769		Steelcase, Inc (Class A)	14,518
180,164	e	Tuesday Morning Corp	2,227
782,267	*	Waterford Wedgwood plc	42
379,965	e	Williams-Sonoma, Inc	11,999
106,288		Yamada Denki Co Ltd	11,100
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	241,749

GENERAL BUILDING CONTRACTORS - 0.43%
7,111,493		Amec plc	83,330
22,682	e	Amrep Corp	1,079
516,016	e	Asunaro Aoki Construction Co Ltd	3,201
32,339	e*	Avatar Holdings, Inc	2,488
215,770		Aveng Ltd	1,520
83,797		Balfour Beatty plc	739
416,413		Barratt Developments plc	8,254
233,247		Beazer Homes USA, Inc	5,754
187,213		Bellway plc	4,713
97,871		Berkeley Group Holdings plc	3,475
5,374		Bilfinger Berger AG.	476
65,927	e	Brookfield Homes Corp	1,918
544,926		Centex Corp	21,852
362,100		Cheung Kong Infrastructure Holdings Ltd	1,336
7,600		Cleanup Corp	56
1,166,895		Consorcio ARA, S.A. de C.V.	1,888
239,829	*	Corp GEO S.A. de C.V.	1,313
728,094		CRH plc	35,848
3,155,416	e	Daikyo, Inc	14,299
100,949		Daito Trust Construction Co Ltd	4,807
876,201		Daiwa House Industry Co Ltd	12,524
1,669,181		DR Horton, Inc	33,267
1,287,039		Fletcher Building Ltd	12,258
619,060		George Wimpey plc	6,197
23,760		Hanjin Heavy Industries & Construction Co Ltd	1,685
2,462,700	*	Haseko Corp	7,283
27,832		Hellenic Technodomiki Tev S.A.	364
7,274		Hochtief AG.	792
212,996	e*	Hovnanian Enterprises, Inc (Class A)	3,521
38,842		Hyundai Development Co	2,764
1,854,950		IJM Corp BHD	4,488
6,679	e	Imerys S.A.	676
11,433,708		Italian-Thai Development PCL	2,004
1,600,308		Kajima Corp	6,689
535		Kaufman & Broad S.A.	41
676,768		KB Home	26,644
215,390		Leighton Holdings Ltd	7,508
353,253		Lend Lease Corp Ltd	5,545

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
839,549		Lennar Corp (Class A)	$30,694
75,668	e	M/I Homes, Inc	2,013
132,815		McGrath RentCorp	4,475
9,035		McInerney Holdings plc	29
222,124		MDC Holdings, Inc	10,742
139,826	e*	Meritage Homes Corp	3,740
80,819	e*	NVR, Inc	54,937
670,007		Obayashi Corp	3,650
57,907	e*	Palm Harbor Homes, Inc	819
199,498	*	Perini Corp	12,275
409,433		Persimmon plc	9,468
4,625		Pfleiderer AG.	141
872,417		Pulte Homes, Inc	19,586
294,193	e	Ryland Group, Inc	10,994
462,796		Sekisui Chemical Co Ltd	3,577
710,929		Sekisui House Ltd	9,476
10,454,000		Shanghai Forte Land Co	5,893
420,842	e	Shimizu Corp	2,438
850		Sjaelso Gruppen	36
96,779		Skanska AB (B Shares)	2,072
799,539	e	Standard-Pacific Corp	14,016
727,425	e	Taisei Corp	2,459
274,193	e	Takamatsu Corp	3,655
888,721		Taylor Woodrow plc	6,398
36,945	e*	Team, Inc	1,661
2		Technical Olympic S.A.	-	^
9,613		Titan Cement Co S.A.	554
151,704	e	Toda Corp	807
1,164,184	e*	Toll Brothers, Inc	29,081
92,927		Unitech Ltd	1,149
187,082	*	Urbi Desarrollos Urbanos S.A. de C.V	855
713,761		Walter Industries, Inc	20,671
192,103	e*	WCI Communities, Inc	3,204
26,527	e	YIT OYJ	833
		TOTAL GENERAL BUILDING CONTRACTORS	604,994

GENERAL MERCHANDISE STORES - 1.32%
280,021	e*	99 Cents Only Stores	3,671
711,804		Aeon Co Ltd	13,212
1,120,205	e*	Big Lots, Inc	32,956
300,109	*	BJ's Wholesale Club, Inc	10,813
56,367	e	Bon-Ton Stores, Inc	2,258
198,394	e*	Cabela's, Inc	4,390
317,421		Casey's General Stores, Inc	8,653
67,753	e*	Conn's, Inc	1,935
2,245,831		Costco Wholesale Corp	131,426
173,400	e	Daimaru, Inc	2,071
32,228		David Jones Ltd	152
235,593	e	Dillard's, Inc (Class A)	8,465
1,309,285		Dollar General Corp	28,700
1,774,074		Family Dollar Stores, Inc	60,886
241,400		Fred's, Inc	3,230
150,000		Hankyu Department Stores, Inc	1,597
80,000		Hola Home Furnishings Co Ltd	78
25,620		Hyundai Department Store Co Ltd	3,017
1,113,000	*	Intime Department Store Group Co Ltd	927

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
154,900		Isetan Co Ltd	$2,545
1,306,720		JC Penney Co, Inc	94,580
408,584		Keio Corp	2,720
1,173,389	e	Kintetsu Corp	3,534
17,830,041		Lojas Americanas S.A.	1,423
58,721		Lojas Renner S.A.	1,105
3,251,690		Macy's, Inc	129,352
4,378,461		Marks & Spencer Group plc	54,990
244,900		Marui Co Ltd	3,094
349,300	e	Mitsukoshi Ltd	1,748
166,221	e	PPR	28,995
144,679	e*	Retail Ventures, Inc	2,334
242,298		SACI Falabella	1,254
1,119,098		Saks, Inc	23,893
12,268		Shinsegae Co Ltd	7,984
143,703	e	Stein Mart, Inc	1,762
234,000	e	Takashimaya Co Ltd	2,956
5,015,067		Target Corp	318,958
4,469,099		TJX Cos, Inc	122,900
1,378,716		Tokyu Corp	9,215
1,372,172		UNY Co Ltd	16,266
2,116,042		Wal-Mart de Mexico S.A. de C.V.	8,027
14,231,950		Wal-Mart Stores, Inc	684,699
33,246		Warehouse Group Ltd	156
		TOTAL GENERAL MERCHANDISE STORES	1,842,927

HEALTH SERVICES - 1.11%
138,019	*	Alliance Imaging, Inc	1,296
146,128	*	Amedisys, Inc	5,309
87,482	*	American Dental Partners, Inc	2,272
1,204,495		AmerisourceBergen Corp	59,586
196,144	e*	Amsurg Corp	4,735
501,072	*	Apria Healthcare Group, Inc	14,416
280,534	*	Assisted Living Concepts, Inc (A Shares)	2,988
56,113	e*	Bio-Reference Labs, Inc	1,535
15,746	*	Biovitrum AB	234
114,677	e	Brookdale Senior Living, Inc	5,226
743,900		Bumrungrad Hospital PCL	1,029
1,444,728		Cigna Corp	75,444
15,689	e	Coloplast A/S (Class B)	1,271
510,062	*	Community Health Systems, Inc	20,632
68,476	*	Corvel Corp	1,790
233,148	*	Covance, Inc	15,985
1,567,266	*	Coventry Health Care, Inc	90,353
198,370	*	Cross Country Healthcare, Inc	3,309
137,529	*	CryoLife, Inc	1,789
654,710	*	DaVita, Inc	35,276
11,123		Diagnosticos da America S.A.	246
264,059	*	Edwards Lifesciences Corp	13,029
74,818	*	eHealth, Inc	1,428
28,193	e*	Emeritus Corp	873
159,726	e*	Enzo Biochem, Inc	2,388
1,444,836	*	Express Scripts, Inc	72,256
1,584,166		Fraser and Neave Ltd	5,647
229,032	e	Fresenius Medical Care AG.	10,527
113,742	*	Genesis HealthCare Corp	7,782

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
69,750	e*	Genomic Health, Inc	$1,311
165,633	*	Gentiva Health Services, Inc	3,323
30,819		Getinge AB (B Shares)	664
961,094		Health Management Associates, Inc (Class A)	10,918
28,611	e	Healthscope Ltd	126
6,571,793	a*	Healthsouth Corp	119,015
189,997	e*	Healthways, Inc	9,000
148,720	*	Hythiam, Inc	1,286
438,279	*	Immunomedics, Inc	1,819
316,982		Intertek Group plc	6,221
380,824		Japan Care Service Corp	758
1,990		Japan Longlife Co Ltd	522
167,511	e*	Kindred Healthcare, Inc	5,146
517,016	*	Laboratory Corp of America Holdings	40,462
122,799	e	LCA-Vision, Inc	5,803
76,705	e*	LHC Group, Inc	2,010
251,550	*	LifePoint Hospitals, Inc	9,730
348,511	*	Lincare Holdings, Inc	13,888
275,417	*	Magellan Health Services, Inc	12,799
899,021		Manor Care, Inc	58,697
147,153	e*	Matria Healthcare, Inc	4,456
2,362,417		McKesson Corp	140,894
182,501	*	MDS, Inc	3,718
103,506	*	Medcath Corp	3,291
1,945,375	*	Medco Health Solutions, Inc	151,720
311,788	e	Mindray Medical International Ltd (ADR)	9,519
37,573	e	National Healthcare Corp	1,939
1,048,075	e*	Nektar Therapeutics	9,946
690,968		Network Healthcare Holdings Ltd	1,407
112,808	e*	Nighthawk Radiology Holdings, Inc	2,036
215,732	*	Odyssey HealthCare, Inc	2,558
503,976	e	Omnicare, Inc	18,173
144,269	e	Option Care, Inc	2,222
34,862	e*	PainCare Holdings, Inc	13
2,193,259		Parkway Holdings Ltd	5,742
204,766	*	Pediatrix Medical Group, Inc	11,293
440,895		Pharmaceutical Product Development, Inc	16,873
102,000	*	Pharmstandard (GDR)	1,711
33,100	g,v*	Pharmstandard (GDR)	555
110,000		Primary Health Care Ltd	1,184
285,285	*	Psychiatric Solutions, Inc	10,344
67,847	e*	Radiation Therapy Services, Inc	1,787
111,032	*	RehabCare Group, Inc	1,581
11,000		Rhoen Klinikum AG.	660
241,002	*	Sierra Health Services, Inc	10,021
6,565	e*	Sirtris Pharmaceuticals, Inc	65
128,175	*	Skilled Healthcare Group, Inc (Class A)	1,988
413,806	e	Sonic Healthcare Ltd	5,274
132,597	e*	Stereotaxis, Inc	1,732
4,467	e	Straumann Holding AG.	1,252
228,688	*	Sun Healthcare Group, Inc	3,314
245,303	e*	Sunrise Senior Living, Inc	9,810
120,819	*	Symbion, Inc	2,623
1,924,573	e*	Tenet Healthcare Corp	12,529
351,162	*	Triad Hospitals, Inc	18,878
176,899		Universal Health Services, Inc (Class B)	10,879

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,770,513	*	WellPoint, Inc	$301,000
		TOTAL HEALTH SERVICES	1,545,136

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.37%
158,180	e	Abertis Infraestructuras S.A.	4,906
324,995	e	ACS Actividades Cons y Servicios S.A.	20,663
69,962		Biffa plc	379
1,908,510	e	Bouygues S.A.	159,905
33,263,848	*	China Water Affairs Group Ltd	19,415
27,938		Chiyoda Corp	532
28,075	*	Comverge, Inc	871
16,559		Daelim Industrial Co	2,460
201,756	*	Empresas ICA Sociedad Controladora S.A. de C.V.	1,022
97,565	e	Fomento de Construcciones y Contratas S.A.	8,778
387,842	*	Foster Wheeler Ltd	41,495
1,212,200		Gamuda BHD	2,831
333,221		Giken Seisakusho Co, Inc	1,188
230,078		Granite Construction, Inc	14,766
11,642	*	Great Lakes Dredge & Dock Corp	111
140,531	e	Grupo Ferrovial S.A.	13,815
62,422		GS Engineering & Construction Corp	7,457
1,792,000		Guangzhou Investment Co Ltd	457
26,472	*	Hyundai Engineering & Construction Co Ltd	1,932
76,341	*	Jarvis plc	102
171,346	*	Matrix Service Co	4,258
1,037,093		Multiplex Group	4,317
151,016		Murray & Roberts Holdings Ltd	1,363
191,353	e	Nishimatsu Construction Co Ltd	676
121,496	e	Okumura Corp	622
1,167,110		Puncak Niaga Holding BHD	1,211
3,002		Telent plc	31
984,511		Transurban Group	6,675
275,900		UEM World BHD	302
2,590,730		Vinci S.A.	193,365
1,617,113		YTL Corp BHD	3,870
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	519,775

HOLDING AND OTHER INVESTMENT OFFICES - 2.26%
321,813		3i Group plc	7,491
203,792		Acadia Realty Trust	5,288
185,903	e*	Affiliated Managers Group, Inc	23,937
323,567	e*	Affordable Residential Communities LP	3,825
41,707	e	Agree Realty Corp	1,303
295,914		Alesco Financial, Inc	2,406
11,124	e*	Alexander's, Inc	4,497
166,988		Alexandria Real Estate Equities, Inc	16,168
645,164		Allan Gray Property Trust	592
11,809,000		Allco Commercial Real Estate Investment Trust	9,429
4,695,600	*	Allco Commercial Real Estate Investment Trust	460
661,765	e	Allied Capital Corp	20,488
635,394		AMB Property Corp	33,816
123,340		American Campus Communities, Inc	3,489
775,276		American Financial Realty Trust	8,001
263,965	e	American Home Mortgage Investment Corp	4,852
88,133	e*	Ampal American Israel (Class A)	524
1,301,611		Annaly Mortgage Management, Inc	18,769

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
435,540		Anthracite Capital, Inc	$5,096
330,929		Anworth Mortgage Asset Corp	2,995
833,702		Apartment Investment & Management Co (Class A)	42,035
579,928	e	Apollo Investment Corp	12,480
99,094		Arbor Realty Trust, Inc	2,558
373,337		ARC Energy Trust	7,619
930,639		Archstone-Smith Trust	55,010
715,053		Ashford Hospitality Trust, Inc	8,409
10,111,547		Ashmore Group plc	54,483
170,311		Associated Estates Realty Corp	2,655
475,508		AvalonBay Communities, Inc	56,528
3,428,543	e	Babcock & Brown Wind Partners	5,665
389,505	e	BioMed Realty Trust, Inc	9,784
15,789	*	Blackrock International Land plc	10
145,534	*	Blackstone Group LP/The	4,260
24,070		Bodycote International plc	132
707,492		Boston Properties, Inc	72,256
598,040		Brandywine Realty Trust	17,092
195,868	e	BRE Properties, Inc (Class A)	11,613
1,105,879		Brookfield Asset Management, Inc (Class A)	44,235
37,414		BRT Realty Trust	973
472,959		Camden Property Trust	31,674
1,537,400		CapitaCommercial Trust	2,944
235,179	e	Capital Lease Funding, Inc	2,528
16,083	e	Capital Southwest Corp	2,506
113,165	e	Capital Trust, Inc (Class A)	3,863
3,779,659		CapitaMall Trust	10,436
29,135		CapMan Oyj (B Shares)	159
571,858		CBL & Associates Properties, Inc	20,615
165,158	e	CBRE Realty Finance, Inc	1,964
236,134		Cedar Shopping Centers, Inc	3,389
5,218,241		CFS Gandel Retail Trust	9,480
23,824	v	CFS Retail Property Trust	46
43,021	e	Cherokee, Inc	1,572
671,443		China Merchants Holdings International Co Ltd	3,250
84,506		CI Financial Income Fund	2,150
36,337	e	City Pacific Ltd	120
83,392		Cofide S.p.A.	146
464,131		Colonial Properties Trust	16,918
1,183,332		Commonwealth Property Office Fund	1,679
114,085		Companhia de Concessoes Rodoviarias	2,100
114,596	e	Compass Diversified Trust	2,043
222,431		Corporate Office Properties Trust	9,122
302,010		Cousins Properties, Inc	8,761
439,892	e	Crescent Real Estate Equities Co	9,871
70	e	Cross Timbers Royalty Trust	3
145,664		Crystal River Capital, Inc	3,537
947,567		DCT Industrial Trust, Inc	10,196
300,138		Deerfield Triarc Capital Corp	4,391
1,426		Deutsche Beteiligungs AG.	58
493,411		Developers Diversified Realty Corp	26,008
532,675		DiamondRock Hospitality Co	10,163
526,205		Digital Realty Trust, Inc	19,827
506,810		Douglas Emmett, Inc	12,538
557,137		Duke Realty Corp	19,873
215,983		EastGroup Properties, Inc	9,464

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
148,756	e	Education Realty Trust, Inc	$2,087
14,865	*	EM.TV AG.	93
115,919	*	Energy Infrastructure Acquisition Corp	1,131
27,746		Enodis plc	109
166,937		Entertainment Properties Trust	8,978
423,343		Equity Inns, Inc	9,483
155,368		Equity Lifestyle Properties, Inc	8,109
206,155	e	Equity One, Inc	5,267
1,613,759		Equity Residential	73,636
131,533	e	Essex Property Trust, Inc	15,297
380,168		Extra Space Storage, Inc	6,273
306,936		Federal Realty Investment Trust	23,714
462,228		FelCor Lodging Trust, Inc	12,032
246,870	e	First Industrial Realty Trust, Inc	9,569
90,000		First Pacific Co	65
136,383		First Potomac Realty Trust	3,176
304,667	e	Franklin Street Properties Corp	5,039
857,191	e	Friedman Billings Ramsey Group, Inc (Class A)	4,680
4,764,608		GEA Group AG.	164,694
1,710,552		General Growth Properties, Inc	90,574
5,938,640		Genting BHD	14,211
98,005	e	Getty Realty Corp	2,576
586		Gimv NV	43
72,411	e	Gladstone Capital Corp	1,554
230,267	e	Glimcher Realty Trust	5,757
203,514	e	GMH Communities Trust	1,972
604,000		GOME Electrical Appliances Holdings Ltd	925
1,520,669		GPT Group	5,994
169,174	e	Gramercy Capital Corp	4,659
534,521		Great Portland Estates plc	7,090
62,932		Groupe Bruxelles Lambert S.A.	7,822
615	*	Groupe Bruxelles Lambert S.A.	-	^
63,959	e,v*	Groupe Bruxelles Lambert S.A.	60
7,721,573		Guinness Peat Group plc	12,257
1,255,582		Health Care Property Investors, Inc	36,324
328,484		Health Care REIT, Inc	13,258
268,194		Healthcare Realty Trust, Inc	7,450
214,020		Hersha Hospitality Trust	2,530
90,614	*	HFF, Inc (Class A)	1,405
424,806		Highland Hospitality Corp	8,156
304,392		Highwoods Properties, Inc	11,415
211,327		Home Properties, Inc	10,974
381,896		Hospitality Properties Trust	15,845
2,779,303		Host Marriott Corp	64,258
113,626		Housing Development Finance Corp	5,673
824,320		HRPT Properties Trust	8,573
888	e	Hugoton Royalty Trust	22
282,884	*	Immoeast AG	3,992
431,146	e	IMPAC Mortgage Holdings, Inc	1,988
3,860,990	e	ING Industrial Fund	7,646
141,988		ING Office Fund	210
352,535	e	Inland Real Estate Corp	5,986
344,672		Innkeepers U.S.A. Trust	6,111
58,933		Intek S.p.A.	73
309,006	e	Investors Real Estate Trust	3,192
3,851	*	Is Gayrimenkul Yatirim Ortakligi A.S.	6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
810,000		iShares MSCI EAFE Index Fund	$65,424
56,668	e	iShares MSCI South Korea Index Fund	3,417
150,000		iShares MSCI Taiwan Index Fund	2,400
368,000	e	iShares Russell 2000 Index Fund	30,529
916,728		iStar Financial, Inc	40,639
385,000	e*	Ithaka Acquisition Corp	1,964
141,800	e	Jafco Co Ltd	6,520
283,914	*	Jamba, Inc	2,595
134,000		Japan Asia Investment Co Ltd	838
404		Japan Prime Realty Investment Corp	1,576
510		Japan Real Estate Investment Corp	5,994
322	e	Japan Retail Fund Investment Corp	2,791
140,418	e	JER Investors Trust, Inc	2,106
518,664		JFE Holdings, Inc	32,238
164,829		Kilroy Realty Corp	11,677
861,115		Kimco Realty Corp	32,783
162,819		Kite Realty Group Trust	3,097
232,409		Kiwi Income Property Trust	296
7,834,000		KLCC Property Holdings BHD	8,274
390,848		Land Securities Group plc	13,612
230,135		LaSalle Hotel Properties	9,992
437,161		Lexington Corporate Properties Trust	9,093
609,117	e	Liberty Property Trust	26,759
1,006,078		Link Real Estate Investment Trust	2,227
130,023		LTC Properties, Inc	2,958
246,219	e	Luminent Mortgage Capital, Inc	2,484
363,187		Macerich Co	29,934
260,083		Mack-Cali Realty Corp	11,311
292,967	e	Macquarie Communications Infrastructure Group	1,568
8,408,531		Macquarie Infrastructure Group	25,612
37,601		Macquarie Media Group Ltd	154
6,079,173		Macquarie Office Trust	8,597
289,542		Maguire Properties, Inc	9,940
8,781,284		Man Group plc	106,815
994,000		Mapletree Logistics Trust	923
286,028	e	Medical Properties Trust, Inc	3,784
585,813		Melco International Development	871
468,898		MFA Mortgage Investments, Inc	3,414
16,000	e	MFS Diversified Group	12
135,590		Mid-America Apartment Communities, Inc	7,116
6,670,929		Midland Holdings Ltd	4,196
425,548	e	Mission West Properties, Inc	5,932
17,800	*	Mulpha International BHD	9
129,625		MVC Capital, Inc	2,438
128,984	e	National Health Investors, Inc	4,091
356,038		National Retail Properties, Inc	7,783
524,656		Nationwide Health Properties, Inc	14,271
478		New City Residence Investment Corp	2,656
261,514	e	Newcastle Investment Corp	6,556
220,475	*	NexCen Brands, Inc	2,456
467	e	Nippon Building Fund, Inc	6,478
34,453		Nobel Biocare Holding AG.	11,247
1,058,082		Noble Group Ltd	1,192
194		Nomura Real Estate Office Fund, Inc	2,091
418,192		NorthStar Realty Finance Corp	5,232
186,272	e	Novastar Financial, Inc	1,300

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
907		NTT Urban Development Corp	$1,756
908,799		NWS Holdings Ltd	2,268
405,758		Omega Healthcare Investors, Inc	6,423
2,319		Ordina NV	48
7,460		Paragon Group Cos plc	73
89,314	e	Parkway Properties, Inc	4,290
107,262		PennantPark Investment Corp	1,506
215,054		Pennsylvania Real Estate Investment Trust	9,533
951,332		Plum Creek Timber Co, Inc	39,632
5,066,160		Polytec Asset Holdings Ltd	1,729
273,746	e	Post Properties, Inc	14,270
229,150	e	Potlatch Corp	9,865
320,292	e	PrimeWest Energy Trust	6,732
1,109,585		Prologis	63,135
105,228		Prospect Capital Corp	1,838
152,880		PS Business Parks, Inc	9,688
36,345		PSP Swiss Property AG.	2,037
720,645		Public Storage, Inc	55,360
84,765	e*	Quadra Realty Trust, Inc	1,060
43,740		RAB Capital plc	88
387,362	e	RAIT Investment Trust	10,079
115,222		Ramco-Gershenson Properties	4,140
2,499		Rathbone Brothers plc	63
574,137		Realty Income Corp	14,463
111,953		Redwood Trust, Inc	5,416
8,000,000	*	Regal Real Estate Investment Trust	2,722
358,246		Regency Centers Corp	25,256
143,041	e	Republic Property Trust	1,752
139,271	e	Resource Capital Corp	1,947
117,652		RioCan Real Estate Investment Trust	2,612
16,304	e	Sacyr Vallehermoso S.A.	782
64,614		Saul Centers, Inc	2,930
535,342		Senior Housing Properties Trust	10,894
203,000		Shanghai Industrial Holdings Ltd	779
917,500		Shimao Property Holdings Ltd	2,052
926,300		Sime Darby BHD	2,580
1,383,172		Simon Property Group, Inc	128,690
394,208		SL Green Realty Corp	48,838
3,305,807		SM Prime Holdings	840
111,780		Sovran Self Storage, Inc	5,383
1,164,000	e	SPDR Trust Series 1	175,101
731,865		Spirit Finance Corp	10,656
117,213	e*	Star Maritime Acquisition Corp	1,437
433,889	e	Strategic Hotels & Resorts, Inc	9,758
95,915		Sun Communities, Inc	2,855
367,084		Sunstone Hotel Investors, Inc	10,422
2,717,314		Suntec Real Estate Investment Trust	3,450
174,282	e	Tanger Factory Outlet Centers, Inc	6,527
66,090	e*	Tarragon Corp	559
737,603		Taubman Centers, Inc	36,593
374,028	*	TFS Financial Corp	4,316
569,992		Thornburg Mortgage, Inc	14,922
75,056	*	Tongaat-Hulett Group Ltd	997
589,527	e	UDR, Inc	15,505
37,254	*	United Arab Investors	112
65,803	e	Universal Health Realty Income Trust	2,191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
119,618		Urstadt Biddle Properties, Inc (Class A)	$2,035
252,164		U-Store-It Trust	4,133
520,079		Ventas, Inc	18,853
1,698,688		Virgin Media, Inc	41,397
7,865	e*	Virgin Media, Inc	2
662,325		Vornado Realty Trust	72,750
247,237	e	Washington Real Estate Investment Trust	8,406
318,867	e	Weingarten Realty Investors	13,105
2,369,766		Wharf Holdings Ltd	9,465
190,861	*	Winston Hotels, Inc	2,863
243,240		Winthrop Realty Trust	1,681
91,140	e*	WNS Holdings Ltd (ADR)	2,594
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,155,126

HOTELS AND OTHER LODGING PLACES - 0.89%
5,212,621	e	Accor S.A.	460,800
160,143		Ameristar Casinos, Inc	5,563
3,535,000		Banyan Tree Holdings Ltd	6,081
123,105	*	Bluegreen Corp	1,439
204,884		Boyd Gaming Corp	10,078
432,654		Choice Hotels International, Inc	17,099
239,815	*	Gaylord Entertainment Co	12,864
172,752	e*	Great Wolf Resorts, Inc	2,462
4,600,879		Hilton Hotels Corp	153,991
800		HIS Co Ltd	22
2,312,719		Hongkong & Shanghai Hotels	4,088
1,497,357		Indian Hotels Co Ltd	5,544
63,979		Intercontinental Hotels Group plc	1,589
83,145	e*	Isle of Capri Casinos, Inc	1,992
93,380		Kangwon Land, Inc	2,166
432,832	e*	Las Vegas Sands Corp	33,064
139,611	*	Lodgian, Inc	2,098
121,501		Marcus Corp	2,887
2,009,918		Marriott International, Inc (Class A)	86,909
1,502,582	*	MGM Mirage	123,933
13,206,618		Minor International PCL	5,199
80,406	e*	Monarch Casino & Resort, Inc	2,159
101,109	e*	Morgans Hotel Group Co	2,465
14,081	e*	NH Hoteles S.A.	304
42,759	*	Orascom Hotels & Development	447
14,497		Orbis S.A.	433
1,463,411	e	Orient-Express Hotels Ltd (Class A)	78,146
1,159		Pierre & Vacances	177
78,490	e*	Riviera Holdings Corp	2,853
3,428,630		Shangri-La Asia Ltd	8,287
1,744,139		Starwood Hotels & Resorts Worldwide, Inc	116,979
192,079	e	Station Casinos, Inc	16,672
61,446	*	Thomas Cook Group plc	400
178,820	e*	Trump Entertainment Resorts, Inc	2,244
1,164,130		United Overseas Land Ltd	4,426
194,087	e*	Vail Resorts, Inc	11,814
874,037	*	Wyndham Worldwide Corp	31,693
212,983	e	Wynn Resorts Ltd	19,102
		TOTAL HOTELS AND OTHER LODGING PLACES	1,238,469

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
INDUSTRIAL MACHINERY AND EQUIPMENT - 6.00%
53,024		Aaon, Inc	$1,689
1,799,740		Acer, Inc	3,663
149,291	e	Actuant Corp (Class A)	9,414
78,079		Advantech Co Ltd	249
502,918	*	AGCO Corp	21,832
1,914		Alamo Group, Inc	48
154,853		Albany International Corp (Class A)	6,262
15,739	e	Alfa Laval AB	948
140,166	e*	Allis-Chalmers Energy, Inc	3,222
657,182	e	Alstom RGPT	109,587
53,976	*	Altra Holdings, Inc	933
411,923		Amada Co Ltd	5,152
2,800		Amano Corp	39
925,073		American Standard Cos, Inc	54,561
93,276	e	Ampco-Pittsburgh Corp	3,739
5,519		Andritz AG.	363
9,267,290		Applied Materials, Inc	184,141
360,575		ARRK Corp	3,250
4,534		ASM International NV	121
323,700		ASM Pacific Technology	2,345
552,618	*	ASML Holding NV	15,183
140,759	*	Astec Industries, Inc	5,943
102,302	e*	ASV, Inc	1,768
397,780	*	Asyst Technologies, Inc	2,876
166,021	e	Atlas Copco AB (A Shares)	2,765
82,287	e	Atlas Copco AB (B Shares)	1,287
618,131	*	Axcelis Technologies, Inc	4,012
1,088,000	*	Benq Corp	412
698,068		Black & Decker Corp	61,646
121,765		Black Box Corp	5,039
205,901	e*	Blount International, Inc	2,693
44,294	e	Boom Logistics Ltd	127
2,247,401	*	Brambles Ltd	23,169
288,318	e	Briggs & Stratton Corp	9,099
2,013,646	*	Brocade Communications Systems, Inc	15,747
546,267	e*	Brooks Automation, Inc	9,915
1,068		Bucher Industries AG.	171
188,889	e	Bucyrus International, Inc (Class A)	13,370
2,859,930	e	Canon, Inc	167,715
7,920		Cargotec Corp (B Shares)	487
252,037		Carlisle Cos, Inc	11,722
96,541		Cascade Corp	7,573
73,700	e	Casio Computer Co Ltd	1,149
4,390,077		Caterpillar, Inc	343,743
243,398		CDW Corp	20,682
107,510	*	Charter plc	2,372
498,841	*	Cirrus Logic, Inc	4,140
1,773,198	e	Citizen Watch Co Ltd	15,991
3,851	*	Clipper Windpower plc	65
124,956	*	Columbus McKinnon Corp	4,024
1,848,645		Compal Electronics, Inc	1,995
168,856	*	Cray, Inc	1,288
948,343		Cummins, Inc	95,982
276,209		Curtiss-Wright Corp	12,874
193,423	*	Cymer, Inc	7,776
10,500		Daifuku Co Ltd	145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
27,000		Daihen Corp	$167
49,265		Daikin Industries Ltd	1,794
143		Daum Commerce Co Ltd	1
1,647,152		Deere & Co	198,877
12,556,912	*	Dell, Inc	358,500
1,113,958		Delta Electronics, Inc	4,386
1,128,037	e*	Deutz AG.	14,632
272,059		Diebold, Inc	14,201
333,685		Donaldson Co, Inc	11,863
43,930		Doosan Infracore Co Ltd	1,470
1,419,106		Dover Corp	72,587
698,633	*	Dresser-Rand Group, Inc	27,596
182,164	*	Dril-Quip, Inc	8,188
101,493	e	Ebara Corp	466
3,500		Econocom Group	43
344,156	*	Electronics for Imaging, Inc	9,712
9,600,964	*	EMC Corp	173,777
514,335	*	Emulex Corp	11,233
89,049	e*	ENGlobal Corp	1,082
130,806	*	EnPro Industries, Inc	5,597
836,310	e*	Entegris, Inc	9,935
734,632	*	Extreme Networks, Inc	2,975
150,652	e	Ferrotec Corp	1,149
7,943,995		FKI plc	20,014
48,491	*	Flotek Industries, Inc	2,907
198,613	*	Flow International Corp	2,503
234,078		Flowserve Corp	16,760
282,543	*	FMC Technologies, Inc	22,383
406,880		Fu Sheng Industrial Co Ltd	460
91,810	e*	Fuel Tech, Inc	3,144
1,017,968		FUJIFILM Holdings Corp	45,499
74,000	e	Furukawa Co Ltd	161
495,512	*	Gardner Denver, Inc	21,084
1,594,325	e*	Gateway, Inc	2,535
60,995	e*	Gehl Co	1,852
60,328,693		General Electric Co	2,309,382
9,000		Gigabyte Technology Co Ltd	7
111,310		Glory Ltd	2,436
257,240	*	Goodman Global, Inc	5,716
68,097	e	Gorman-Rupp Co	2,170
403,075		Graco, Inc	16,236
933,572	*	Grant Prideco, Inc	50,254
58,385		Hardinge, Inc	1,987
10,885	e	Heidelberger Druckmaschinen	525
18,640,342		Hewlett-Packard Co	831,732
164,494		Hitachi Construction Machinery Co Ltd	5,715
4,000		Hosokawa Micron Corp	37
64,000		Howa Machinery Ltd	74
39,883	*	Hurco Cos, Inc	1,993
17,937	e	Husqvarna AB (A Shares)	253
206,766		Husqvarna AB (B Shares)	2,927
356,563		IDEX Corp	13,742
73,933		IMI plc	876
143,558	*	Immersion Corp	2,150
5,200		Ines Corp	39
1,374,156		Ingersoll-Rand Co Ltd (Class A)	75,331

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
301,308	e*	Intermec, Inc	$7,626
9,290,805		International Business Machines Corp	977,857
3,116,171		International Game Technology	123,712
236,702	*	Intevac, Inc	5,032
42,000		Inventec Appliances Corp	89
3,645,360		Inventec Co Ltd	2,761
276,129		Ishikawajima-Harima Heavy Industries Co Ltd	1,007
44,376	e*	Isilon Systems, Inc	684
5,462		Itochu Techno-Science Corp	214
933,887		Jabil Circuit, Inc	20,611
2,345,000	e	Japan Steel Works Ltd	35,682
557,455		Joy Global, Inc	32,516
79,242	*	Kadant, Inc	2,472
400,000		Kato Works Co Ltd	2,431
156,372		Kaydon Corp	8,150
155,513		Kennametal, Inc	12,757
387,340		Kinpo Electronics	159
170,618	e*	Komag, Inc	5,441
3,273,820		Komatsu Ltd	94,885
19,223		Komori Corp	451
628,922		Konica Minolta Holdings, Inc	9,269
348,252		Krones AG.	80,712
227,867		Kubota Corp	1,842
461,718	*	Kulicke & Soffa Industries, Inc	4,834
96,834		Kumba Iron Ore Ltd	2,528
21,988		Kurita Water Industries Ltd	690
997,568	*	Lam Research Corp	51,275
78,682		Larsen & Toubro Ltd	4,251
258,776		Lennox International, Inc	8,858
756,932	*	Lexmark International, Inc (Class A)	37,324
6,290		LG Electronics, Inc	289
65,767	e	Lindsay Manufacturing Co	2,913
1,622,631		Lite-On Technology Corp	2,088
116,289	*	Logitech International S.A.	3,093
81,604		Lufkin Industries, Inc	5,268
15,000		Makino Milling Machine Co Ltd	214
21,592		Makita Corp	962
504,096		Manitowoc Co, Inc	40,519
2,686,914		Meggitt plc	16,510
100	e*	Mestek, Inc	1
24,293		Metso Oyj	1,430
77,403		Micron Machinery Co Ltd	2,514
283,345	*	Micros Systems, Inc	15,414
191,000		Micro-Star International Co Ltd	142
77,231	e*	Middleby Corp	4,620
130	*	MidgardXXI, Inc	-	^
1,897,324		Mitac International	2,406
4,391,723		Mitsubishi Heavy Industries Ltd	28,127
3,926,614		Mitsui & Co Ltd	78,363
154,556		Mitsui Engineering & Shipbuilding Co Ltd	824
48,449	e	Mitsumi Electric Co Ltd	1,736
105,345	e	Modec, Inc	4,123
219,523		Modine Manufacturing Co	4,961
40,000		Motech Industries, Inc	523
37,801		Nacco Industries, Inc (Class A)	5,878
154,928	*	NATCO Group, Inc (Class A)	7,133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
243,017	*	Netgear, Inc	$8,809
205,010		Nordson Corp	10,283
3,952,000	e	NTN Corp	34,075
296,436	e	OCE NV	5,782
32,646	e*	Ocean RIG ASA	242
286,259	*	Oil States International, Inc	11,834
108,636	e	Oki Electric Industry Co Ltd	202
20,000		Okuma Holdings, Inc	316
3,269		ONA S.A.	618
10,500	e	OSG Corp	145
3,232		Palfinger AG.	178
580,290		Pall Corp	26,688
642,969	e	Palm, Inc	10,294
4,668		Pinguely-Haulotte	193
1,232,596		Quanta Computer, Inc	1,918
1,194,537	e*	Quantum Corp	3,787
169,939	e*	Rackable Systems, Inc	2,101
162,094	*	RBC Bearings, Inc	6,686
988,433		Rheinmetall AG.	91,669
28,803	*	Rimage Corp	910
437,130	*	Riverbed Technology, Inc	19,155
86,427		Robbins & Myers, Inc	4,592
661,975		Rockwell Automation, Inc	45,968
102,459,748		Rolls-Royce Group plc (B Shares)	210
710,454	e*	Safeguard Scientifics, Inc	1,996
32,626	e	Safran S.A.	834
77,240		Samsung Corp	3,781
1,832,639	*	SanDisk Corp	89,689
683,484	e	Sandvik AB	13,775
1,913		Sartorius AG.	117
58,504	e	Sauer-Danfoss, Inc	1,741
147,292	e*	Scansource, Inc	4,712
2,252		Schoeller-Bleckmann Oilfield Equipment AG.	156
270,533	e*	Scientific Games Corp (Class A)	9,455
2,371,952		Seagate Technology, Inc	51,637
1,249,635	m,v*	Seagate Technology, Inc	-	^
226,864		Seiko Epson Corp	6,567
102,753	e*	Semitool, Inc	988
1,496,000		Shanghai Electric Group Co Ltd	674
75,400	e	Shima Seiki Manufacturing Ltd	2,554
226,590		Shinmaywa Industries Ltd	1,129
124,343	e*	Sigma Designs, Inc	3,244
976,404		SKF AB (B Shares)	20,429
124,913		SMC Corp	16,604
53,404	e	Solarworld AG.	2,458
4,328,277	*	Solectron Corp	15,928
347,567	e*	SourceForge, Inc	1,467
221,055		SPX Corp	19,411
81,167		Standex International Corp	2,308
168,906	e*	STEC, Inc	1,086
700		Sulzer AG.	905
2,539,893		Sumitomo Heavy Industries Ltd	28,715
60,957	*	Super Micro Computer, Inc	610
311,000		Synnex Technology International Corp	469
36,735	*	T-3 Energy Services, Inc	1,229
392,186	e	Tadano Ltd	5,845

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
306,459	e	Technip S.A.	$25,330
867,800		Techtronic Industries Co	1,159
106,840	e*	Tecumseh Products Co (Class A)	1,679
99,122		Tennant Co	3,618
637,085	*	Terex Corp	51,795
22,318		THK Co Ltd	559
343,409		Timken Co	12,401
60,000		Tokimec, Inc	140
219,687		Tokyo Electron Ltd	16,162
22,500	e	Tokyo Seimitsu Co Ltd	870
184,825		Tomkins plc	960
632,958	e	Tomra Systems ASA	5,524
179,042		Toro Co	10,544
4,000,077	e	Toshiba Corp	34,852
6,000		Toyo Kanetsu K K	15
831,929		Toyota Tsusho Corp	19,243
84,296	*	TurboChef Technologies, Inc	1,173
3,056,776		Tutt Bryant Group Ltd	5,048
24,319		Twin Disc, Inc	1,749
136,113	e*	Ultratech, Inc	1,814
6,408	e*	Unaxis Holding AG.	3,396
4,142,766		Unisteel Technology Ltd	6,065
756,500		United Tractors Tbk PT	691
556,979	*	Varian Medical Systems, Inc	23,677
285,093	e*	VeriFone Holdings, Inc	10,050
30,657	*	Vestas Wind Systems A/S	2,012
329,040		Wartsila Oyj (B Shares)	21,637
270,170		Watsco, Inc	14,697
1,779,950	*	Western Digital Corp	34,442
22,458		Wincor Nixdorf AG.	2,048
166,034		Woodward Governor Co	8,911
27,740		Woongjin Coway Co Ltd	938
41,172		Yokogawa Electric Corp	552
14,929		Zardoya Otis S.A.	585
3,563	*	Zardoya Otis S.A.	14
294,010	*	Zebra Technologies Corp (Class A)	11,390
74,650		Zyxel Communications Corp	138
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,378,835

INSTRUMENTS AND RELATED PRODUCTS - 3.37%
111,685	e*	Abaxis, Inc	2,330
124,271	e*	Abiomed, Inc	1,340
87,577	*	Accuray, Inc	1,942
294,714	e*	Advanced Medical Optics, Inc	10,280
362,010	e*	Affymetrix, Inc	9,010
2,394,445	*	Agilent Technologies, Inc	92,042
308,303	e*	Align Technology, Inc	7,449
1,266,838		Allergan, Inc	73,021
386,389	e*	American Medical Systems Holdings, Inc	6,970
63,739	e*	American Science & Engineering, Inc	3,624
84,144		Analogic Corp	6,185
114,852	*	Anaren, Inc	2,023
105,378	e*	Angiodynamics, Inc	1,898
4,000		Anritsu Corp	18
1,408,276		Applera Corp (Applied Biosystems Group)	43,009
71,224	e*	Argon ST, Inc	1,653

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
132,047	*	Armor Holdings, Inc	$11,471
131,795		Arrow International, Inc	5,045
147,874	e*	Arthrocare Corp	6,493
82,200		Asia Optical Co, Inc	396
91,329	e*	Aspect Medical Systems, Inc	1,366
65,122	e	Badger Meter, Inc	1,840
3,876,011		BAE Systems plc	31,277
490,961		Bard (C.R.), Inc	40,568
356,765		Bausch & Lomb, Inc	24,774
4,166,039		Baxter International, Inc	234,715
17,199,208	m,v*	BB Bioventures LP	6,128
255,785		Beckman Coulter, Inc	16,544
1,703,433		Becton Dickinson & Co	126,906
1,149,883		Biomet, Inc	52,573
113,752	*	Bio-Rad Laboratories, Inc (Class A)	8,596
92,540	*	Biosite, Inc	8,559
6,626,344	*	Boston Scientific Corp	101,648
498,681	*	Bruker BioSciences Corp	4,493
100	e*	Caliper Life Sciences, Inc	-	^
8,495	e*	Candela Corp	98
61,335	*	Cantel Medical Corp	1,043
104,309	*	Cardiodynamics International Corp	70
297,995	e*	Cepheid, Inc	4,351
3,652		Chemring Group plc	144
893,798		Cobham plc	3,636
57,023		Cochlear Ltd	2,944
204,246	e*	Coherent, Inc	6,232
143,713	e	Cohu, Inc	3,198
171	*	Concord Camera Corp	1
181,744	*	Conmed Corp	5,321
1,025,491	e	Cooper Cos, Inc	54,679
647,083	*	Credence Systems Corp	2,330
72,731	*	Cutera, Inc	1,812
123,638	e*	Cyberonics, Inc	2,080
40,869	*	Cynosure, Inc (Class A)	1,489
1,333,240		Danaher Corp	100,660
69,695		Datascope Corp	2,668
719,091		Dentsply International, Inc	27,512
20,898	e*	Depomed, Inc	100
134,752	*	Dionex Corp	9,566
125,639	e*	DJ Orthopedics, Inc	5,185
1,473		Draegerwerk AG.	137
160,940		DRS Technologies, Inc	9,217
234,523	*	Eagle Test Systems, Inc	3,766
1,778,798	e	Eastman Kodak Co	49,504
99,760	e	EDO Corp	3,279
55,744		Elekta AB	964
5,732,495		Emerson Electric Co	268,281
142,492	e*	ESCO Technologies, Inc	5,167
148,718	*	Esterline Technologies Corp	7,185
91,610	e*	ev3, Inc	1,546
87,778	*	Excel Technology, Inc	2,453
81,584	*	FARO Technologies, Inc	2,599
162,813	e*	FEI Co	5,285
843,715	e	Finmeccanica S.p.A.	25,922
356,766	e*	Flir Systems, Inc	16,500

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
252,506	e*	Formfactor, Inc	$9,671
284,333	*	Fossil, Inc	8,385
163,365	e*	Foxhollow Technologies, Inc	3,470
4,800	*	Given Imaging Ltd	151
12,884,212		Golden Meditech Co Ltd	7,408
183,258	*	Haemonetics Corp	9,641
945,666	e*	Hologic, Inc	52,305
77,071	*	ICU Medical, Inc	3,309
111,150	e*	I-Flow Corp	1,861
150,756	*	II-VI, Inc	4,096
285,971	e*	Illumina, Inc	11,608
459		Inficon Holding AG.	80
401,069	e*	Input/Output, Inc	6,261
39,650	e*	Insulet Corp	563
103,445	e*	Integra LifeSciences Holdings Corp	5,112
175,899	e*	Intuitive Surgical, Inc	24,410
193,155	e	Invacare Corp	3,541
162,272	*	Invensys plc	1,236
155,050	e*	Ionatron, Inc	605
7,097	*	IRIS International, Inc	120
160,177	e*	Itron, Inc	12,484
251,650	*	Ixia	2,330
21,000	e	Jeol Ltd	139
17,052,063		Johnson & Johnson	1,050,748
57,486	*	Kensey Nash Corp	1,541
41,345		Keyence Corp	9,032
970,714		Kla-Tencor Corp	53,341
7,669	*	Kopin Corp	30
243,375	e*	Kyphon, Inc	11,719
333,644	e*	L-1 Identity Solutions, Inc	6,823
400	e*	LaBarge, Inc	5
584,401	e*	LTX Corp	3,249
108,990	e	Luxottica Group S.p.A.	4,234
77,117	e*	Measurement Specialties, Inc	1,826
76,075	*	Medical Action Industries, Inc	1,374
6,265,841		Medtronic, Inc	324,947
238,081	e	Mentor Corp	9,685
156,732	*	Merit Medical Systems, Inc	1,875
370,515	*	Mettler-Toledo International, Inc	35,388
1,900		Micronics Japan Co Ltd	68
80,503	*	Micrus Endovascular Corp	1,980
463,944	e*	Millipore Corp	34,838
149,450	e	Mine Safety Appliances Co	6,540
289,348	*	MKS Instruments, Inc	8,015
112,381	e	Movado Group, Inc	3,792
21,967,242	m,v*	MPM Bioventures II-QP LP	13,689
100,113		MTS Systems Corp	4,472
241,327		National Instruments Corp	7,860
106,516	e*	Natus Medical, Inc	1,696
205,752	e*	Newport Corp	3,185
108,632	e	Nidec Copal Corp	1,158
245,500	e	Nikon Corp	6,837
615,727		Nippon Electric Glass Co Ltd	10,856
9,000		Nipro Corp	185
102,863	*	Northstar Neuroscience, Inc	1,196
3,419	*	Novoste Corp	8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
182,619	e*	NuVasive, Inc	$4,933
77,890	e*	NxStage Medical, Inc	1,007
137,955	e	Oakley, Inc	3,918
409,581		Olympus Corp	15,980
20,600	*	Orbotech Ltd	460
87,310	*	Orthofix International NV	3,926
60,412		Osaki Electric Co Ltd	472
21,621	e*	OYO Geospace Corp	1,604
168,493	e*	Palomar Medical Technologies, Inc	5,848
9,992,616		PCCW Ltd	6,152
70,000		Peace Mark Holdings Ltd	96
591,489		PerkinElmer, Inc	15,414
1,443,260		Phonak Holding AG.	129,373
15,574	*	Photon Dynamics, Inc	170
896,020		Pitney Bowes, Inc	41,952
127,100		PolyMedica Corp	5,192
45,042	e*	Qiagen NV	804
4,179		Q-Med AB	60
1,148,374	e*	Resmed, Inc	4,693
331,001	*	Resmed, Inc	13,657
345,302	*	Respironics, Inc	14,706
972,570		Rockwell Collins, Inc	68,702
91,542	*	Rofin-Sinar Technologies, Inc	6,316
372,278		Roper Industries, Inc	21,257
158,330	*	Rudolph Technologies, Inc	2,630
28,227		Samsung Techwin Co Ltd	1,484
282,219	e*	Sirf Technology Holdings, Inc	5,853
91,479	e*	Sirona Dental Systems, Inc	3,461
4,126,206	m,v*	Skyline Venture Partners Qualified II	5,787
870,991	m,v*	Skyline Venture Partners Qualified III	817
428,996		Smith & Nephew plc	5,315
141,375	e*	Sonic Innovations, Inc	1,237
139,426	e*	Sonic Solutions, Inc	1,758
88,724	e*	SonoSite, Inc	2,789
168,240	e*	Spectranetics Corp	1,938
2,553,875	*	St. Jude Medical, Inc	105,960
380,726		STERIS Corp	11,650
1,554,814		Stryker Corp	98,093
26,105		Swatch Group AG.	7,416
233,496		Swatch Group AG.	13,207
216,298	e*	Symmetry Medical, Inc	3,463
8,900	e*	Syneron Medical Ltd	222
19,579		Synthes, Inc	2,347
344,588		Tecan Group AG.	23,140
204,621	*	Techne Corp	11,706
356,141		Tektronix, Inc	12,016
206,126	*	Teledyne Technologies, Inc	9,472
2,548,929	*	Teradyne, Inc	44,810
347,082		Terumo Corp	13,410
3,974,145	*	Thermo Electron Corp	205,543
289,519	e*	Thoratec Corp	5,324
633,510	*	Trimble Navigation Ltd	20,399
82,618	e	United Industrial Corp	4,955
1,035		Vaisala Oyj (A Shares)	54
239,002	*	Varian, Inc	13,104
182,541	*	Veeco Instruments, Inc	3,786

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
214,527	e*	Ventana Medical Systems, Inc	$16,577
91,307	e*	Vital Images, Inc	2,480
60,209		Vital Signs, Inc	3,345
303,640	*	Vivus, Inc	1,588
136,940	*	Volcano Corp	2,768
547,655	*	Waters Corp	32,509
17,902	*	William Demant Holding	1,773
188,227	*	Wright Medical Group, Inc	4,540
5,334,265	*	Xerox Corp	98,577
152,855	e*	X-Rite, Inc	2,258
1,693,761	*	Zimmer Holdings, Inc	143,783
138,381	*	Zoll Medical Corp	3,087
77,069	*	Zygo Corp	1,101
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,698,312

INSURANCE AGENTS, BROKERS AND SERVICE - 0.56%
108,973		Alexander Forbes Ltd	265
1,672,523		AON Corp	71,266
523,803		Brown & Brown, Inc	13,168
167,081	e	Crawford & Co (Class B)	1,129
311,976		FBD Holdings plc	13,394
395,410	e	Gallagher (Arthur J.) & Co	11,024
2,623,863		Hartford Financial Services Group, Inc	258,477
5,542,820		HBOS plc	109,024
219,249		Hilb Rogal & Hobbs Co	9,397
38,601	e	James River Group, Inc	1,283
5,654,536		Marsh & McLennan Cos, Inc	174,612
41,067	e	MLP AG.	789
206,299	e	National Financial Partners Corp	9,554
1,852,297		QBE Insurance Group Ltd	48,873
1,448,391		Sanlam Ltd	4,597
1,604,926	e	Suncorp-Metway Ltd	27,411
704,576		Unipol S.p.A.	2,415
136,809	*	United America Indemnity Ltd (Class A)	3,402
35,496		White Mountains Insurance Group Ltd	21,511
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	781,591

INSURANCE CARRIERS - 5.07%
181,654	e	21st Century Insurance Group	3,971
1,293,036	e	ABC Learning Centres Ltd	7,566
43,928	e*	ACA Capital Holdings, Inc	523
3,517,392		ACE Ltd	219,907
11,717		Aditya Birla Nuvo Ltd	386
4,935,578		Admiral Group plc	87,566
727,455	e	Aegon NV	14,318
4,472		Aegon NV	88
6,364,856		Aetna, Inc	314,424
3,205,279		Aflac, Inc	164,751
77,836		Aksigorta A.S.	462
202,131		Alfa Corp	3,147
92,360	e	Alleanza Assicurazioni S.p.A	1,207
22,950	*	Alleghany Corp	9,329
872,707	e	Allianz AG.	203,513
301,936		Allied World Assurance Holdings Ltd	15,474
2,806,709		Allstate Corp	172,641
486,777		Ambac Financial Group, Inc	42,442

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
318,830	e	American Equity Investment Life Holding Co	$3,851
796,560		American Financial Group, Inc	27,203
12,445,353		American International Group, Inc	871,548
76,528		American National Insurance Co	11,678
79,433	*	American Physicians Capital, Inc	3,217
498,635	*	AMERIGROUP Corp	11,868
103,538	*	Amerisafe, Inc	2,032
3,144,603		AMP Ltd	26,924
134,034	e	Amtrust Financial Services, Inc	2,519
307,264	*	Arch Capital Group Ltd	22,289
203,517	e	Argonaut Group, Inc	6,352
837,230		Aspen Insurance Holdings Ltd	23,501
384,164	e	Assicurazioni Generali S.p.A.	15,403
469,288		Assurant, Inc	27,650
343,088		Assured Guaranty Ltd	10,142
3,346,305		Aviva plc	49,675
1,677,044		AXA Asia Pacific Holdings Ltd	10,544
4,481,505	e	AXA S.A.	192,640
2,451,386		Axis Capital Holdings Ltd	99,649
56,985		Baldwin & Lyons, Inc (Class B)	1,480
112,049		Bristol West Holdings, Inc	2,507
41,609	e	Castlepoint Holdings Ltd	611
303,140	*	Centene Corp	6,493
60,118		Chaucer Holdings plc	116
6,249,836		China Life Insurance Co Ltd	22,356
2,273,115		Chubb Corp	123,066
672,162		Cincinnati Financial Corp	29,172
179,038	e*	Citizens, Inc	1,260
13,010	*	Clal Insurance	355
558,368	e	CNA Financial Corp	26,629
88,763	*	CNA Surety Corp	1,679
140,277	e	CNP Assurances	17,924
1,796		Codan A/S	196
364,740		Commerce Group, Inc	12,664
4,882,853	*	Conseco, Inc	102,003
4,024,226	e	Corp Mapfre S.A.	19,912
2,867,411		Credit Suisse Group	203,561
39,695	*	Darwin Professional Underwriters, Inc	999
289,729		Delphi Financial Group, Inc (Class A)	12,117
78,362		Donegal Group, Inc (Class A)	1,168
95,937		Dongbu Insurance Co Ltd	3,210
48,548		EMC Insurance Group, Inc	1,205
449,183	e	Employers Holdings, Inc	9,541
323,298		Endurance Specialty Holdings Ltd	12,945
37,384	e*	Enstar Group Ltd	4,513
400		Ergo Previdenza S.p.A.	2
190,824		Erie Indemnity Co (Class A)	10,312
603,888		Everest Re Group Ltd	65,606
53,913		Fairfax Financial Holdings Ltd	10,299
92,632		FBL Financial Group, Inc (Class A)	3,642
859,710		Fidelity National Title Group, Inc (Class A)	20,375
91,049	e*	First Acceptance Corp	925
343,306		First American Corp	16,994
65,868	*	First Mercury Financial Corp	1,381
57,946	*	Flagstone Reinsurance Holdings Ltd	772
74,095	e	Fondiaria-Sai S.p.A	3,582

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
55,545	*	Fpic Insurance Group, Inc	$2,265
5,168,857		Friends Provident plc	18,502
737,846		Fuji Fire & Marine Insurance Co Ltd	2,949
3,562,695		Genworth Financial, Inc (Class A)	122,557
45,022		Great American Financial Resources, Inc	1,089
409,811		Great-West Lifeco, Inc	13,292
47,323	*	Greenlight Capital Re Ltd (Class A)	1,066
5,144	*	Hallmark Financial Services	62
231,365		Hanover Insurance Group, Inc	11,288
4,486		Harel Insurance Investments & Finances Ltd	248
100,901		Harleysville Group, Inc	3,366
1,121,333		HCC Insurance Holdings, Inc	37,464
468,525	*	Health Net, Inc	24,738
168,573	*	HealthExtras, Inc	4,986
381,549	*	Healthspring, Inc	7,272
318,697		Horace Mann Educators Corp	6,769
1,572,608	*	Humana, Inc	95,788
32,624		Hyundai Marine & Fire Insurance Co Ltd	588
31,967		Independence Holding Co	653
112,579		Infinity Property & Casualty Corp	5,711
1,418,945	e	Insurance Australia Group Ltd	6,844
306,932		IPC Holdings Ltd	9,911
82,155		Irish Life & Permanent plc	2,074
24,379		Kansas City Life Insurance Co	1,134
37,277		KBC Groep NV	5,024
24,116		Korean Reinsurance Co	376
108,661	e	LandAmerica Financial Group, Inc	10,485
631,428	e	Leucadia National Corp	22,258
77,050		Liberty Group Ltd	971
1,400,054		Lincoln National Corp	99,334
1,829,883		Loews Corp	93,287
2,956,494		Manulife Financial Corp	110,572
38,850	*	Markel Corp	18,825
750,000	*	MAX India Ltd	4,476
581,673		Max Re Capital Ltd	16,461
557,222		MBIA, Inc	34,670
183,625	*	Meadowbrook Insurance Group, Inc	2,013
177,784	e	Mediolanum S.p.A.	1,480
109,865		Mercury General Corp	6,055
2,022,235		Metlife, Inc	130,394
681,709		Metropolitan Holdings Ltd	1,430
1,303,840		MGIC Investment Corp	74,136
52,710		Midland Co	2,474
9,835		Migdal Insurance Holdings Ltd	16
2,016,941		Millea Holdings, Inc	82,921
2,000,904		Mitsui Sumitomo Insurance Co Ltd	25,671
107,517	e*	Molina Healthcare, Inc	3,281
1,423,714	e	Montpelier Re Holdings Ltd	26,396
98,551	e	Muenchener Rueckver AG.	18,073
62,608	e	National Interstate Corp	1,633
13,944		National Western Life Insurance Co (Class A)	3,527
428,181	e	Nationwide Financial Services, Inc (Class A)	27,070
74,999	*	Navigators Group, Inc	4,043
885,873	e	Nissay Dowa General Insurance Co Ltd	5,525
40,505		NYMAGIC, Inc	1,628
168,240		Odyssey Re Holdings Corp	7,216

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
338,206		Ohio Casualty Corp	$14,648
1,810,031		Old Mutual plc	6,099
1,341,405		Old Republic International Corp	28,518
256,013		OneBeacon Insurance Group Ltd	6,485
697,624		PartnerRe Ltd	54,066
522,261	*	Philadelphia Consolidated Holding Co	21,831
738,216		Phoenix Cos, Inc	11,081
1,296,000	*	PICC Property & Casualty Co Ltd	1,055
1,078,000		Ping An Insurance Group Co of China Ltd	7,615
1,279,201		Platinum Underwriters Holdings Ltd	44,452
173,129	*	PMA Capital Corp (Class A)	1,851
375,711		PMI Group, Inc	16,783
790,971		Power Corp Of Canada	29,189
600,307		Power Financial Corp	22,795
128,776		Presidential Life Corp	2,532
254,391	*	Primus Guaranty Ltd	2,727
1,973,123		Principal Financial Group	115,013
196,877	*	ProAssurance Corp	10,960
3,384,219		Progressive Corp	80,984
396,347		Protective Life Corp	18,949
2,459,196		Prudential Financial, Inc	239,108
4,834,029		Prudential plc	68,809
315,383	*	PXRE Group Ltd	1,463
3,667,034		Radian Group, Inc	198,020
98,064	*	RAM Holdings Ltd	1,545
132,682	e	Reinsurance Group Of America, Inc	7,993
317,545		RenaissanceRe Holdings Ltd	19,685
467,548		Resolution plc	5,851
118,409		RLI Corp	6,625
615,805		Royal & Sun Alliance Insurance Group plc	1,792
428,063		Safeco Corp	26,651
107,768		Safety Insurance Group, Inc	4,462
35,618		Samsung Fire & Marine Insurance Co Ltd	6,857
56		Schweizerische National-Versicherungs-Gesellschaft	47
788,099	e	SCOR	21,393
380,013		Scottish Re Group Ltd	1,858
120,325	*	SeaBright Insurance Holdings, Inc	2,103
113,490		Security Capital Assurance Ltd	3,503
369,494		Selective Insurance Group, Inc	9,932
688,025		Sompo Japan Insurance, Inc	8,415
294,210		Stancorp Financial Group, Inc	15,440
370,366		Standard Life plc	2,445
76,874		State Auto Financial Corp	2,356
121,741		Stewart Information Services Corp	4,849
38,825	e	Storebrand ASA	601
1,064,129		Sun Life Financial, Inc	50,707
21,536		Swiss Life Holding	5,678
124,895		Swiss Reinsurance Co	11,390
421,750		T&D Holdings, Inc	28,482
3,510	*	Topdanmark A/S	599
455,463		Torchmark Corp	30,516
98,275		Tower Group, Inc	3,135
35,539	*	Tower Ltd	65
154,722		Transatlantic Holdings, Inc	11,005
3,472,997		Travelers Cos, Inc/The	185,805
68,713	e*	Triad Guaranty, Inc	2,744

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
17,355		TrygVesta A.S.	$1,364
116,133		United Fire & Casualty Co	4,109
7,040,714		UnitedHealth Group, Inc	360,062
181,568		Unitrin, Inc	8,930
260,672	*	Universal American Financial Corp	5,547
1,663,095		UnumProvident Corp	43,423
82,441	*	Vesta Insurance Group, Inc	-	^
1,762,858		W.R. Berkley Corp	57,363
530,266	*	WellCare Health Plans, Inc	47,994
5,964		Wesco Financial Corp	2,296
4,377		Wiener Staedtische Allgemeine Versicherung AG.	312
1,264,430		XL Capital Ltd (Class A)	106,579
214,348		Zenith National Insurance Corp	10,094
916,997	e	Zurich Financial Services AG.	283,472
		TOTAL INSURANCE CARRIERS	7,075,416

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
293,192	*	Corrections Corp of America	18,503
276,453	*	Geo Group, Inc	8,045
4,895,365	*	PAN Fish ASA	5,286
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	31,834

LEATHER AND LEATHER PRODUCTS - 0.16%
141,972	e	Adidas-Salomon AG.	9,054
2,510,455	*	Coach, Inc	118,970
334,102	e*	CROCS, Inc	14,376
134,909	e*	Genesco, Inc	7,057
48,623	e	Hermes International	5,497
272,495	e*	Iconix Brand Group, Inc	6,055
165,142	e	LVMH Moet Hennessy Louis Vuitton S.A.	19,002
1,229,687		Pou Chen Corp	1,382
131,366		Steven Madden Ltd	4,304
368,284		ThyssenKrupp AG.	21,796
259,062	*	Timberland Co (Class A)	6,526
52,585	e	Weyco Group, Inc	1,416
345,093		Wolverine World Wide, Inc	9,562
746,175		Yue Yuen Industrial Holdings	2,313
		TOTAL LEATHER AND LEATHER PRODUCTS	227,310

LEGAL SERVICES - 0.01%
236,153	e*	FTI Consulting, Inc	8,981
83,247	*	Pre-Paid Legal Services, Inc	5,354
		TOTAL LEGAL SERVICES	14,335

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.05%
246,167	e	Brisa-Auto Estradas de Portugal S.A.	3,309
2,778,241		ComfortDelgro Corp Ltd	3,961
48,842	*	Emergency Medical Services Corp (Class A)	1,911
304,887	e	Keihin Electric Express Railway Co Ltd	2,013
206,510		Keisei Electric Railway Co Ltd	1,209
358,572		Laidlaw International, Inc	12,389
588,768		SMRT Corp Ltd	758
5,916,332		Stagecoach Group plc	21,543
4,158,019	e	Tobu Railway Co Ltd	18,796
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	65,889

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
LUMBER AND WOOD PRODUCTS - 0.02%
85,485	e	American Woodmark Corp	$2,958
429,426	e*	Champion Enterprises, Inc	4,221
56,913	e	Deltic Timber Corp	3,120
110,536		Duratex S.A.	3,180
428,595		Louisiana-Pacific Corp	8,109
1,510,966		Masisa S.A.	427
101,002		Nobia AB	1,258
44,864		Skyline Corp	1,346
46,474	*	Sonae Industria SGPS S.A.	676
101,549	e	Universal Forest Products, Inc	4,291
		TOTAL LUMBER AND WOOD PRODUCTS	29,586

METAL MINING - 0.98%
244,816		Agnico-Eagle Mines Ltd	8,899
228,609		Alumina Ltd	1,514
44,412		Anglo Platinum Ltd	7,293
98,616		AngloGold Ashanti Ltd	3,720
317,812	*	Apex Silver Mines Ltd	6,413
1,500,972		Barrick Gold Corp	43,652
198,302	e*	Barrick Gold Corp	5,765
7,902,747		BHP Billiton Ltd	236,140
358,983		Boliden AB	7,442
1,238,807	e	Cameco Corp	62,857
573,576	e	Cameco Corp	29,076
32,906		CAP S.A.	758
98,365	*	Central African Mining & Exploration Co plc	129
87,000	*	China Molybdenum Co Ltd	168
265,652	e	Cleveland-Cliffs, Inc	20,633
1,585,790	e*	Coeur d'Alene Mines Corp	5,693
446,256		Companhia Vale do Rio Doce	19,937
649,115		Companhia Vale do Rio Doce	24,393
103,952		Companhia Vale do Rio Doce (ADR)	4,631
49,583		Compania de Minas Buenaventura S.A.	1,831
613,185	*	Eldorado Gold Corp	3,592
148,134	e	Energy Resources of Australia Ltd	2,401
98,919		First Quantum Minerals Ltd	8,441
218,125		Foundation Coal Holdings, Inc	8,865
2,454,983		Freeport-McMoRan Copper & Gold, Inc (Class B)	203,322
446,725		Gold Fields Ltd	6,949
1,303,173		Goldcorp, Inc	30,938
210,901	*	Harmony Gold Mining Co Ltd	2,997
885,363	e*	Hecla Mining Co	7,561
75,056	*	Hulamin Ltd	350
253,226	e*	Idaho General Mines, Inc	1,605
55,499	e	Iluka Resources Ltd	289
430,774		Impala Platinum Holdings Ltd	13,096
299,627	*	Ivanhoe Mines Ltd	4,247
10,907		Jubilee Mines NL	147
17,585		Kagara Zinc Ltd	95
1,090,211	*	Kinross Gold Corp	12,680
9,900		Korea Zinc Co Ltd	1,681
3,808,300		Lanna Resources PCL	1,853
515,431	e*	LionOre Mining International Ltd	13,524
609,393	e*	Lundin Mining Corp	7,357
179,254	*	Meridian Gold, Inc	4,905

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
170,349		Minsur S.A.	$560
21,100		MMC Norilsk Nickel (ADR)	4,682
674,515		MMC Norilsk Nickel (ADR)	149,742
490,322	e	Newcrest Mining Ltd	9,463
2,467,422		Newmont Mining Corp	96,378
79,300		Novolipetsk Steel (GDR)	2,317
880,161		Orica Ltd	22,178
1,111,064	e	Oxiana Ltd	3,309
655,199	*	Paladin Resources Ltd	4,553
89,552	*	PAN American Silver Corp	2,337
37,790		Perilya Ltd	139
52,301		Polyus Gold (ADR)	2,198
272,500		PT Aneka Tambang Tbk	379
86,000		PT International Nickel Indonesia Tbk	529
296,898	e	Rio Tinto Ltd	24,767
576,546		Rio Tinto plc	44,108
309,107	e*	Rosetta Resources, Inc	6,658
121,949	e	Royal Gold, Inc	2,899
140,898	e*	ShengdaTech, Inc	750
697,462		Sherritt International Corp	9,592
354,393	e	Southern Copper Corp	33,405
57,666		Southern Copper Corp	5,417
35,344	*	St Barbara Ltd	15
215,519	e*	Stillwater Mining Co	2,373
5,036,000		Straits Asia Resources Ltd	4,949
11,816	e	Sumitomo Titanium Corp	1,103
880,495		Teck Cominco Ltd (Class B)	37,361
15,348		Umicore	3,328
275,990	e*	Uranium Resources, Inc	3,044
248,147	*	US Gold Corp	1,365
452,629		Volcan Cia Minera S.A.	2,337
401,047		Xstrata plc	23,875
568,688		Yamana Gold, Inc	6,315
2,325,500		Zijin Mining Group Co Ltd	1,371
1,473,725		Zinifex Ltd	23,371
		TOTAL METAL MINING	1,365,006

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.41%
421,320	e	Aderans Co Ltd	8,871
14,453	e	Amer Sports Oyj	357
51,879	*	Armstrong World Industries, Inc	2,602
218,704		Blyth, Inc	5,813
42,960	e	Bulgari S.p.A.	689
427,936		Callaway Golf Co	7,622
172,299	e	Daktronics, Inc	3,701
50		Escalade, Inc	-	^
585,812		Fortune Brands, Inc	48,253
1,995,884		Futuris Corp Ltd	4,701
1,036,221		Hasbro, Inc	32,548
162,585	e*	Jakks Pacific, Inc	4,575
326,337	*	K2, Inc	4,957
665,000		Magnum Corp BHD	671
92,845	e	Marine Products Corp	764
2,694,625		Mattel, Inc	68,147
21,042		Morgan Crucible Co plc	122
44,179		Namco Bandai Holdings, Inc	698

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
187,955	e	Nautilus, Inc	$2,263
107,548,579		Playmates Holdings Ltd	13,482
135,540	*	RC2 Corp	5,423
78,594	*	Russ Berrie & Co, Inc	1,464
44,493		Sankyo Co Ltd	1,874
199,881	e*	Shuffle Master, Inc	3,318
56,763		Steinway Musical Instruments, Inc	1,963
82,830		Tasaki Shinju Co Ltd	322
10,317,951	*	Tyco International Ltd	348,644
114,700		Yamaha Corp	2,384
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	576,228

MISCELLANEOUS RETAIL - 1.18%
136,890	e*	1-800-FLOWERS.COM, Inc (Class A)	1,291
90,206	e*	AC Moore Arts & Crafts, Inc	1,769
1,625,496	*	Amazon.com, Inc	111,200
6,200		AOKI Holdings, Inc	118
6,648		Axis Communications AB	148
118,028		Aygaz A.S.	491
497,037		Barnes & Noble, Inc	19,121
2,760,640		Best Buy Co, Inc	128,839
117,811		Big 5 Sporting Goods Corp	3,004
90,268	e*	Blue Nile, Inc	5,452
109,113	e	Books-A-Million, Inc	1,848
336,387	e	Borders Group, Inc	6,412
76,459	*	Build-A-Bear Workshop, Inc	1,999
205,983		Cash America International, Inc	8,167
36,600		Circle K Sunkus Co Ltd	639
260,729	e*	CKX, Inc	3,603
257,971	e*	Coldwater Creek, Inc	5,993
919,230		Compagnie Financiere Richemont AG.	54,944
10,424,778		CVS Corp	379,983
2,262	*	Daum Communications Corp	188
55,828		DCC plc	1,884
163,681	*	Dick's Sporting Goods, Inc	9,521
748,408	*	Dollar Tree Stores, Inc	32,593
312,451		Douglas Holding AG.	20,379
57,600		EDION Corp	748
302,266	*	Ezcorp, Inc (Class A)	4,002
95,462		Folli-Follie S.A.	3,864
3,554,497		Game Group plc	11,876
5,859	*	Gander Mountain Co	67
552		GIFI	43
113,721	e*	GSI Commerce, Inc	2,583
111,500	e*	Hancock Fabrics, Inc/DE	312
940		Hellenic Duty Free Shops S.A.	18
176,551	*	Hibbett Sports, Inc	4,834
2,020,102		HMV Group plc	4,815
211,753		Home Retail Group	1,942
3,115,598		Hutchison Whampoa Ltd	30,929
685,482		Ichitaka Co Ltd	1,736
53	e	Index Corp	22
18,000		Izumiya Co Ltd	131
565,751		Jean Coutu Group, Inc (Class A)	8,232
23		Jelmoli Holding AG.	81
13,532	e*	KarstadtQuelle AG.	458

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
51,000		Largan Precision Co Ltd	$715
175,713		Longs Drug Stores Corp	9,229
33,000	*	Maruetsu, Inc/The	154
85,000	e*	Maruzen Co Ltd	130
30,900	e	Matsumotokiyoshi Co Ltd	678
232,438	*	Meinl European Land Ltd	6,662
574,664		Metro AG.	47,497
186,059		MSC Industrial Direct Co (Class A)	10,233
45,041		Next plc	1,808
545,108		Nippon Mining Holdings, Inc	5,215
270,117	e*	Nutri/System, Inc	18,865
2,462,912	*	Office Depot, Inc	74,626
412,474		OfficeMax, Inc	16,210
627,423		Origin Energy Ltd	5,276
83,024	e*	Overstock.com, Inc	1,517
2,111,018		Pacific Brands Ltd	6,164
50,859	*	PC Connection, Inc	673
1,068,642		Petsmart, Inc	34,677
212,212	*	Priceline.com, Inc	14,587
61,054	e	Pricesmart, Inc	1,510
1,033	*	QXL Ricardo plc	22
5,638,866	e*	Rite Aid Corp	35,976
18,900		Ryohin Keikaku Co Ltd	1,170
10,651	e	Sanoma-WSOY Oyj	337
354,587	*	Sears Holdings Corp	60,103
374,250		Shoppers Drug Mart Corp	17,334
98,860	e*	Shutterfly, Inc	2,130
424,802		Signet Group plc	886
128,546	*	Stamps.com, Inc	1,771
5,453,234		Staples, Inc	129,405
114,472	e	Systemax, Inc	2,382
668,422		Tiffany & Co	35,467
331,603		Tsutsumi Jewelry Co Ltd	8,111
154,065	*	Valuevision International, Inc (Class A)	1,744
4,564,625		Walgreen Co	198,744
22,120		WH Smith plc	176
218,330		World Fuel Services Corp	9,183
113,506		Xebio Co Ltd	3,037
277,906	*	Zale Corp	6,617
82,664	e*	Zumiez, Inc	3,123
		TOTAL MISCELLANEOUS RETAIL	1,650,423

MOTION PICTURES - 0.84%
195,123		Astral Media, Inc	7,739
733,000		Astro All Asia Networks plc	952
249,598	e*	Avid Technology, Inc	8,823
1,152,583	e*	Blockbuster, Inc (Class A)	4,968
76,844	e	Carmike Cinemas, Inc	1,687
3,485,869		CBS Corp (Class B)	116,149
52,368	e*	Cinemark Holdings Inc	937
1,642,656	*	Discovery Holding Co (Class A)	37,765
626,812	*	DreamWorks Animation SKG, Inc (Class A)	18,077
90,014	e*	Gaiam, Inc (Class A)	1,641
285,760	e*	Macrovision Corp	8,590
222,191	*	National CineMedia, Inc	6,224
11,977,157		News Corp (Class A)	254,035

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
15,292	*	Premiere AG.	$366
1,323,008	e	Regal Entertainment Group (Class A)	29,014
782,569	*	Time Warner Telecom, Inc (Class A)	15,730
22,237,949		Time Warner, Inc	467,886
216,000	e	Toei Animation Co Ltd	5,965
100,100		Toho Co Ltd	1,813
4,557,894	*	Viacom, Inc (Class B)	189,745
		TOTAL MOTION PICTURES	1,178,106

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00%**
155,096	*	Premier Exhibitions, Inc	2,444
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	2,444

NONDEPOSITORY INSTITUTIONS - 1.70%
120,457	e*	Accredited Home Lenders Holding Co	1,647
53,970	e	Acom Co Ltd	1,936
664,513	e	Advance America Cash Advance Centers, Inc	11,788
8,247		Advanta Corp (Class A)	234
196,192		Advanta Corp (Class B)	6,109
696,600	e	Aeon Credit Service Co Ltd	11,053
1,485,308		Aeon Thana Sinsap Thailand PCL	2,119
61,350	e	Aiful Corp	1,762
894,475		American Capital Strategies Ltd	38,033
7,802,464		American Express Co	477,355
830,982	e*	AmeriCredit Corp	22,063
381,955		Ares Capital Corp	6,436
60,744	e	Asta Funding, Inc	2,334
958,938		Broadridge Financial Solutions, Inc	18,335
1,183,200		Bursa Malaysia BHD	3,905
2,635,409		Capital One Financial Corp	206,721
597,798	e	CapitalSource, Inc	14,700
331,391		Cattles plc	2,595
307,108	e	Centerline Holding Co	5,528
2,732,119		Challenger Financial Services Group Ltd	13,460
890,509		CIT Group, Inc	48,827
5,098,870		Collins Stewart plc	22,435
257,543	e*	CompuCredit Corp	9,019
4,020,529		Countrywide Financial Corp	146,146
34,114	e*	Credit Acceptance Corp	915
133,530		Credit Saison Co Ltd	3,475
47,147	e	D Carnegie AB	822
87,378		Delta Financial Corp	1,072
1,594,809	e	Deutsche Postbank AG.	139,833
747,277	*	Discover Financial Services	21,297
125,839	e*	Doral Financial Corp	149
3,813,700		ECM Libra Avenue BHD	1,302
92,017	e*	Encore Capital Group, Inc	1,148
6,011,006		Fannie Mae	392,699
75,103	e	Federal Agricultural Mortgage Corp (Class C)	2,570
172,842	e	Financial Federal Corp	5,154
152,675	*	First Cash Financial Services, Inc	3,579
2,610,225		First Financial Holding Co Ltd	1,857
600,976	e	First Marblehead Corp	23,222
3,299,214		Freddie Mac	200,262
293,160	e*	Freedom Acquisition Holding, Inc	3,228
122,923		Hercules Technology Growth Capital, Inc	1,661

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
685,100		Hitachi Capital Corp	$10,444
858,000		Hong Leong Finance Ltd	2,343
1,354,579	e	Hypo Real Estate Holding AG.	87,547
361,277		ICAP plc	3,561
477,298		ICICI Bank Ltd	11,199
212,050		IGM Financial, Inc	10,305
168,687	e*	Information Services Group, Inc	1,290
259,649		Infrastructure Development Finance Co Ltd	840
296,559	*	INVESTools, Inc	2,954
28,000		Jaccs Co Ltd	106
177,000		Japan Securities Finance Co Ltd	2,382
1,250		Kenedix, Inc	2,327
14,437,000		Kim Eng Holdings Ltd	19,338
81,445		Kohlberg Capital Corp	1,511
74,304		Kotak Mahindra Bank Ltd	1,228
213,193	e*	Marathon Acquisition Corp	1,680
308,200		MCG Capital Corp	4,937
5,270,360		Mega Financial Holding Co Ltd	3,572
789,198	v*	Morgan Stanley & Co	54,952
167,597		Nelnet, Inc (Class A)	4,096
71,122	e*	NewStar Financial, Inc	1,012
103,832	e	NGP Capital Resources Co	1,736
120		Nissin Co Ltd	-	^
136,719	e*	NTR Acquisition Co	1,295
251,905	e*	Ocwen Financial Corp	3,358
1,844	e	Osaka Securities Exchange Co Ltd	8,502
103,456	e	Patriot Capital Funding, Inc	1,536
94,270	e	Perpetual Trustees Australia Ltd	6,265
292,694	*	PHH Corp	9,135
1,090,798	*	Polaris Securities Co Ltd	566
63,600	e	Promise Co Ltd	1,962
177,735		Provident Financial plc	2,488
62,788		Reliance Capital Ltd	1,681
4,700		Ricoh Leasing Co Ltd	106
295		SFCG Co Ltd	49
1,718,835		SLM Corp	98,971
60,591		SM Investments Corp	557
27,438		Smiths News plc	74
16,635		Student Loan Corp	3,392
2,728,000	*	Taishin Financial Holdings Co Ltd	1,505
214,126	e	Takefuji Corp	7,201
109,246	e	Technology Investment Capital Corp	1,725
520,944		Textron, Inc	57,361
759,506	*	Tower Australia Group Ltd	1,476
5,368,592		Tullett Prebon plc	47,962
145,496	e*	World Acceptance Corp	6,217
		TOTAL NONDEPOSITORY INSTITUTIONS	2,371,529

NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
74,614		Aber Diamond Corp	2,868
136,891	e	AMCOL International Corp	3,739
114,282		Cimsa Cimento Sanayi Ve Tica	778
187,137		Compass Minerals International, Inc	6,486
207,906		Florida Rock Industries, Inc	14,034
735,970		Grupo Mexico S.A. de C.V. (Series B)	4,493
2,018,170		Itochu Corp	23,369

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
526,445		Potash Corp of Saskatchewan	$41,157
34,000	e	Solvay S.A.	5,352
405,673		Vulcan Materials Co	46,466
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	148,742

OIL AND GAS EXTRACTION - 3.20%
11,761		Abbot Group plc	63
1,966,735		Acergy S.A.	44,277
85,657		Aker Kvaerner ASA	2,168
2,602,902		Anadarko Petroleum Corp	135,325
13,025		APCO Argentina, Inc	1,106
6,147,500		Apexindo Pratama Duta PT	1,479
71,305	e*	Arena Resources, Inc	4,144
172,738		Atlas America, Inc	9,281
109,062	e*	ATP Oil & Gas Corp	5,305
148,539	*	Atwood Oceanics, Inc	10,193
2,492,982		Baker Hughes, Inc	209,735
227,964	e*	Basic Energy Services, Inc	5,829
203,647		Berry Petroleum Co (Class A)	7,673
3,175,627		BG Group plc	52,057
163,564	e*	Bill Barrett Corp	6,024
1,230,980		BJ Services Co	35,009
115,227	e*	Bois d'Arc Energy, Inc	1,962
220,990	*	Brigham Exploration Co	1,297
146,393	e*	Bronco Drilling Co, Inc	2,402
117,919	e*	Cal Dive International, Inc	1,961
106,872	*	Callon Petroleum Co	1,514
859,792	*	Cameron International Corp	61,449
1,034,606		Canadian Natural Resources Ltd	68,744
289,493		Canadian Oil Sands Trust	8,952
265,347		Canetic Resources Trust	4,314
116,880	e*	Carrizo Oil & Gas, Inc	4,847
222,856	e*	Cheniere Energy, Inc	8,645
1,787,763		Chesapeake Energy Corp	61,857
14,650,000		China Oilfield Services Ltd	14,788
365,420	e	Cimarex Energy Co	14,401
34,262	*	Clayton Williams Energy, Inc	907
8,858,000		CNOOC Ltd	10,061
101,523	e*	CNX Gas Corp	3,107
325,691	e*	Compagnie Generale de Geophysique S.A.	81,277
218,070	*	Complete Production Services, Inc	5,637
238,126	*	Comstock Resources, Inc	7,137
70,030	*	Contango Oil & Gas Co	2,541
128,387	*	Continental Resources, Inc	2,054
42,938	e*	Dawson Geophysical Co	2,639
356,594	e*	Delta Petroleum Corp	7,160
4,614,893	*	Denbury Resources, Inc	173,058
277,987	e*	DET Norske Oljeselskap	581
285,025		Diamond Offshore Drilling, Inc	28,947
51,615	*	Duvernay Oil Corp	1,764
181,475	*	Edge Petroleum Corp	2,542
447,655	e*	Electromagnetic GeoServices AS	9,034
1,512,261		EnCana Corp	93,014
318,943	*	Encore Acquisition Co	8,867
100	*	Endeavour International Corp	-	^
195,515	e*	Energy Partners Ltd	3,263

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
257,931		Enerplus Resources Fund	$12,124
250,618	b,m,v*	Enron Corp	-	^
1,264,709		ENSCO International, Inc	77,160
380,124		Ensign Energy Services, Inc	6,780
633,021		Equitable Resources, Inc	31,373
346,310	e*	EXCO Resources, Inc	6,040
4,661		Expro International Group plc	91
310,558	*	First Calgary Petroleums Ltd	1,516
230,030	e*	Forest Oil Corp	9,721
1,049,000		Formosa Petrochemical Corp	2,617
186,558	*	FX Energy, Inc	1,707
152,906		GAIL India Ltd	1,165
176,479	e*	Gasco Energy, Inc	418
167,379	e*	GeoGlobal Resources, Inc	852
34,530	*	Geokinetics, Inc	1,071
94,443	e*	Geomet, Inc	723
1,232,708	*	Global Industries Ltd	33,061
1,045,281		GlobalSantaFe Corp	75,522
60,088	e*	GMX Resources, Inc	2,079
78,549	e*	Goodrich Petroleum Corp	2,720
1,373,373	e*	Grey Wolf, Inc	11,317
104,165	e*	Gulfport Energy Corp	2,081
7,446,642		Halliburton Co	256,909
550,043	e*	Hanover Compressor Co	13,119
359,120		Harvest Energy Trust	11,108
268,276	e*	Harvest Natural Resources, Inc	3,195
384,715	*	Helix Energy Solutions Group, Inc	15,354
398,462		Helmerich & Payne, Inc	14,114
134,198	e*	Hercules Offshore, Inc	4,345
199,645	*	Horizon Offshore, Inc	3,833
286,648		Husky Energy, Inc	23,599
68,600		Idemitsu Kosan Co Ltd	7,677
767	g,m,v	INA Industrija Nafte DD (GDR)	426
12,686		INA Industrija Nafte DD (GDR)	7,041
2,114		Inpex Holdings, Inc	19,754
2,737,652	*	Integra Group Holdings (GDR)	49,825
10,919		JKX Oil & Gas plc	73
57,695		Kayne Anderson Energy Development Co	1,453
1,202,220	*	KazMunaiGas Exploration Production (GDR)	26,256
1,357	*	Key Energy Services, Inc	25
40,455	e*	Lundin Petroleum AB	403
527,817	*	Mariner Energy, Inc	12,800
138,594	e*	McMoRan Exploration Co	1,940
653,172	*	Meridian Resource Corp	1,973
1,144,843	*	Nabors Industries Ltd	38,215
1,442,106	*	National Oilwell Varco, Inc	150,325
721,621	e	Neste Oil Oyj	28,278
488,063	e*	Newpark Resources, Inc	3,782
764,383	e*	Nexen, Inc	23,680
46,668		Niko Resources Ltd	4,249
616,284		Noble Corp	60,100
50,500		NovaTek OAO (GDR)	2,606
341,920	*	Oceaneering International, Inc	17,999
353,800		Oil & Gas Development Co Ltd	701
175,703		Oil & Natural Gas Corp Ltd	3,914
627,485	*	Oilsands Quest, Inc	1,550

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
208,692	*	OPTI Canada, Inc	$4,451
47,600		Pakistan Petroleum Ltd	207
204,344	e*	Parallel Petroleum Corp	4,475
647,329	*	Parker Drilling Co	6,823
850,441		Patterson-UTI Energy, Inc	22,290
238,638		Penn Virginia Corp	9,593
322,611		Penn West Energy Trust	10,788
1,007,477		Petro-Canada	53,672
34,057,075		PetroChina Co Ltd	50,586
33,900	m,v*	PetroCorp	-	^
922,223	e*	PetroHawk Energy Corp	14,626
84,661	*	Petroleum Development Corp	4,020
26,336	e	Petroleum Geo-Services ASA	658
346,680	*	Petroquest Energy, Inc	5,041
238,048	e*	Pioneer Drilling Co	3,549
482,351		Pioneer Natural Resources Co	23,495
330,287	*	Plains Exploration & Production Co	15,791
265,156	e	Pogo Producing Co	13,467
73,651		Precision Drilling Trust	1,798
2,462,949	*	Pride International, Inc	92,262
43,333		ProSafe ASA	693
289,836		Provident Energy Trust	3,406
1,810,000	*	PT Energi Mega Persada Tbk	160
1,230,300		PTT Exploration & Production PCL	3,852
18,732	e*	Quest Resource Corp	219
213,224	e*	Quicksilver Resources, Inc	9,506
611,227		Range Resources Corp	22,866
819,417	*	Renewable Energy Corp A.S.	31,735
454,452		Rowan Cos, Inc	18,623
174,860	e	RPC, Inc	2,980
3,135,644		Saipem S.p.A.	106,990
915,825	e	Santos Ltd	10,814
6,070,151		Schlumberger Ltd	515,599
11,900		Scomi Group BHD	6
90,577	*	SEACOR Holdings, Inc	8,456
119,760	*	SeaDrill Ltd	2,569
50	m,v*	Serval Integrated Energy Services	-	^
179,568		Singapore Petroleum Co Ltd	675
1,057,082		Smith International, Inc	61,987
1,160,371	*	Southwestern Energy Co	51,636
255,969		St. Mary Land & Exploration Co	9,374
177,891	*	Stone Energy Corp	6,095
219,865	e*	Sulphco, Inc	794
385,807	*	Superior Energy Services	15,401
53,249	*	Superior Offshore International, Inc	969
83,730	e*	Superior Well Services, Inc	2,128
65,300		Surgutneftegaz (ADR)	3,533
74,900	e	Surgutneftegaz (ADR)	4,084
175,512	*	Swift Energy Co	7,505
2,239,360		Talisman Energy, Inc	43,305
64,314	*	Tap Oil Ltd	99
324,142	*	Tetra Technologies, Inc	9,141
26,551	*	TGS Nopec Geophysical Co ASA	543
304,154	e	Tidewater, Inc	21,558
266,066	*	Todco	12,561
81,435	e*	Toreador Resources Corp	1,222

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,265,672	e	Total S.A.	$183,697
1,203,956	*	Transocean, Inc	127,595
142,235		Trican Well Service Ltd	2,896
86,997	e*	Trico Marine Services, Inc	3,556
57,432	e*	Tri-Valley Corp	454
166,314	e*	TXCO Resources, Inc	1,710
80,978	*	Union Drilling, Inc	1,330
199,194	*	Unit Corp	12,531
531,232	*	UTS Energy Corp	3,022
396,137	e*	Vaalco Energy, Inc	1,913
66,174	*	Venoco, Inc	1,235
221,151	e	W&T Offshore, Inc	6,190
300,719	e*	Warren Resources, Inc	3,512
1,366,780	*	Weatherford International Ltd	75,501
181,513	*	Western Oil Sands, Inc (Class A)	6,049
167,819	*	W-H Energy Services, Inc	10,390
221,718	*	Whiting Petroleum Corp	8,984
137,923	*	Willbros Group, Inc	4,093
718,919		Woodside Petroleum Ltd	27,792
5,662,977		XTO Energy, Inc	340,345
		TOTAL OIL AND GAS EXTRACTION	4,472,621

PAPER AND ALLIED PRODUCTS - 0.71%
574,508		Abitibi-Consolidated, Inc	1,677
6,208,323	*	Anglo American plc	364,502
285,568		Aracruz Celulose S.A.	1,907
505,754		Bemis Co	16,781
437,823		Billerud AB	6,649
331,617	e	Bowater, Inc	8,274
236,184	*	Buckeye Technologies, Inc	3,654
352,023	*	Canfor Corp	4,451
295,696	e*	Cenveo, Inc	6,857
121,632	*	Chesapeake Corp	1,529
648,792		China International Marine Containers Co Ltd (Class B)	1,602
5,500	*	Domtar Corp	61
2,430,178	*	Domtar Corporation	27,121
69,140		Empresas CMPC S.A.	2,556
244,461		Glatfelter	3,322
373,201	e*	Graphic Packaging Corp	1,806
188,635		Greif, Inc (Class A)	11,245
43,970	e	Holmen AB (B Shares)	1,857
2,195,818		International Paper Co	85,747
2,888,944		Kimberly-Clark Corp	193,241
388,176		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,686
521,009		Klabin S.A.	1,837
56,477	e	Kokuyo Co Ltd	663
3,063		Mayr-Melnhof Karton AG.	695
873,370		MeadWestvaco Corp	30,847
169,975	*	Mercer International, Inc	1,734
72,000		Mitsubishi Paper Mills Ltd	162
6,585		Mondi Packaging Paper Swiecie S.A.	236
529,270		Nampak Ltd	1,635
81,922	e	Neenah Paper, Inc	3,380
841,000		Nine Dragons Paper Holdings Ltd	1,961
1,067		Nippon Paper Group, Inc	3,553
133,554		Norske Skogindustrier ASA	1,922

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
700,300		OJI Paper Co Ltd	$3,404
504,136		Packaging Corp of America	12,760
2,854,738	e	PaperlinX Ltd	8,985
314,103	*	Playtex Products, Inc	4,652
202,264		Rock-Tenn Co (Class A)	6,416
400,400	e	Sanrio Co Ltd	5,091
130,978		Sappi Ltd	2,382
114,283		Schweitzer-Mauduit International, Inc	3,543
1,371,609	*	Smurfit-Stone Container Corp	18,256
896,664		Sonoco Products Co	38,386
482,060		Stora Enso Oyj (R Shares)	9,070
580,533	e	Svenska Cellulosa AB (B shares)	9,708
938,820		Temple-Inland, Inc	57,766
33,600		Uni-Charm Corp	1,905
430,417	e	UPM-Kymmene Oyj	10,593
57,559		Votorantim Celulose e Papel S.A.	1,304
244,895		Wausau Paper Corp	3,282
695,760		Yuen Foong Yu Paper Manufacturing Co Ltd	304
		TOTAL PAPER AND ALLIED PRODUCTS	992,957

PERSONAL SERVICES - 0.11%
637,605		Cintas Corp	25,141
178,416	e	Coinmach Service Corp (Class A)	2,360
217,203	e*	Coinstar, Inc	6,838
44,577		CPI Corp	3,098
1,205,868		Davis Service Group plc	15,011
126,157		G & K Services, Inc (Class A)	4,984
1,478,719		H&R Block, Inc	34,558
178,361	e	Jackson Hewitt Tax Service, Inc	5,014
1,128,273		Kuala Lumpur Kepong BHD	4,220
6,414		Mcbride plc	28
268,900		Regis Corp	10,285
1,035,598		Rentokil Initial plc	3,324
492,221	*	Sally Beauty Holdings, Inc	4,430
1,437,563		Service Corp International	18,372
89,846	*	Steiner Leisure Ltd	4,413
78,490		Unifirst Corp	3,458
163,991	e	Weight Watchers International, Inc	8,337
		TOTAL PERSONAL SERVICES	153,871

PETROLEUM AND COAL PRODUCTS - 5.65%
118,563		Alon USA Energy, Inc	5,218
3,387,451		Apache Corp	276,382
189,600		Aromatics Thailand PCL	357
565,367		Ashland, Inc	36,155
75,970		Bharat Petroleum Corp Ltd	636
26,419,927		BP plc	317,893
62,458		BP plc (ADR)	4,506
1,156,667		Cabot Oil & Gas Corp	42,658
11,037,772		Chevron Corp	929,822
11,406,764		China Petroleum & Chemical Corp	12,726
8,589,946		ConocoPhillips	674,311
108,358	e	Delek US Holdings, Inc	2,888
3,131,660		Devon Energy Corp	245,178
7,596,677		ENI S.p.A.	275,436
1,219,131		EOG Resources, Inc	89,070

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
29,847,765		Exxon Mobil Corp	$2,503,631
1,016,637		Frontier Oil Corp	44,498
269,154	e*	Headwaters, Inc	4,648
19,748		Hellenic Petroleum S.A.	318
1,566,176		Hess Corp	92,342
109,026		Hindustan Petroleum Corp Ltd	724
280,177		Holly Corp	20,786
705,673		Imperial Oil Ltd	32,851
303,704		LUKOIL (ADR)	22,975
4,522,817		Marathon Oil Corp	271,188
9,996		Motor Oil Hellas Corinth Refineries S.A.	262
726,588		Murphy Oil Corp	43,188
557,099	*	Newfield Exploration Co	25,376
1,308,229		Noble Energy, Inc	81,620
46,587	e*	Nova Biosource Fuels, Inc	119
10,448,321		Occidental Petroleum Corp	604,749
250,228		OMV AG.	16,692
35,200	*	Petkim Petrokimya Holding	238
71,900	*	Petrobras Energia Participaciones S.A.(ADR)	780
916,732		Petroleo Brasileiro S.A.	27,934
1,040,365		Petroleo Brasileiro S.A.	27,851
672,676		Petroleo Brasileiro S.A. (ADR)	81,575
79,900		PGG Wrightson Ltd	106
159,631		Polski Koncern Naftowy Orlen S.A.	3,135
912,840		Premier Farnell plc	3,646
1,501,000		PTT PCL	11,748
736,200		Rayong Refinery PCL	414
939,823	e	Repsol YPF S.A.	37,206
5,043,174		Royal Dutch Shell plc (A Shares)	205,312
3,408,080		Royal Dutch Shell plc (B Shares)	142,069
1,597		Samir	168
2,000		Shell Refining Co	6
27,773		Showa Shell Sekiyu KK	344
70,729	v	SK Corp	10,297
35,059		S-Oil Corp	2,698
2,818,460	e	Statoil ASA	87,445
1,409,200	*	Suncor Energy, Inc	126,715
1,188,599	e	Suncor Energy, Inc	107,072
539,715		Sunoco, Inc	43,005
54,296		Tatneft (GDR)	4,917
772,302		Tesoro Corp	44,137
202,749	e	TonenGeneral Sekiyu KK	1,978
90,538		Tupras Turkiye Petrol Rafine	2,153
38,167	*	Unipetrol	512
3,010,221		Valero Energy Corp	222,335
106,857		WD-40 Co	3,512
195,539	e	Western Refining, Inc	11,302
4,700		YPF S.A. (ADR)	212
		TOTAL PETROLEUM AND COAL PRODUCTS	7,890,025

PIPELINES, EXCEPT NATURAL GAS - 0.08%
2,693,087		Spectra Energy Corp	69,913
860,387		TransCanada Corp	29,594
636,423	*	Wellstream Holdings plc	5,447
		TOTAL PIPELINES, EXCEPT NATURAL GAS	104,954

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
PRIMARY METAL INDUSTRIES - 1.29%
307,908	e	Acerinox S.A.	$7,511
461,422	e*	AK Steel Holding Corp	17,243
21,792		Alcan, Inc	1,789
1,495,470	*	Alcan, Inc	121,996
3,921,384		Alcoa, Inc	158,934
516,829		Allegheny Technologies, Inc	54,205
404,000		Angang New Steel Co Ltd	831
8,263		Bekaert S.A.	1,212
297,327	e	Belden CDT, Inc	16,457
4,950,677		BHP Billiton plc	137,524
723,449		BlueScope Steel Ltd	6,332
704		Boehler-Uddeholm AG.	70
108,800	e*	Brush Engineered Materials, Inc	4,568
229,642		Carpenter Technology Corp	29,925
217,144		Catcher Technology Co Ltd	2,029
158,446	*	Century Aluminum Co	8,656
279,527		Chaparral Steel Co	20,090
5,751,895		China Steel Corp	6,997
51,157	*	Claymont Steel, Inc	1,094
45,326	*	Coleman Cable, Inc	1,172
335,317	*	CommScope, Inc	19,566
68,656		Companhia Siderurgica Nacional S.A.	3,552
8,061,680	*	Corning, Inc	205,976
1,072		Cumerio	44
24,687		Daewoo International Corp	1,166
223,841	e	Daido Steel Co Ltd	1,524
14,480		Dongkuk Steel Mill Co Ltd	470
182,001		DOWA HOLDINGS CO Ltd	1,939
346,000	m,v*	Dowa Mining Co Ltd	3
7,052		EL Ezz Aldekhela Steel Alexandria	1,296
36,913		El Ezz Steel Co	355
139,105	e	Encore Wire Corp	4,095
209,119		Eregli Demir ve Celik Fabrikalari TAS	1,265
16,700		Evraz Group S.A. (GDR)	683
835,093		Fujikura Ltd	6,202
2,208,598		Furukawa Electric Co Ltd	12,197
225,299	*	General Cable Corp	17,066
157,637		Gerdau S.A.	3,334
169,801		Gerdau S.A.	4,357
150,453		Gibraltar Industries, Inc	3,333
8,000		Godo Steel Ltd	38
83,756	*	Haynes International, Inc	7,071
276,992		Hindalco Industries Ltd	1,090
17,927		Hoganas AB (Class B)	533
254,009		Hubbell, Inc (Class B)	13,772
730,000		Hunan Non-Ferrous Metal Corp Ltd	455
25,983		Hyundai Steel Co	1,431
95,665		IPSCO, Inc	15,124
1,941,000		Jiangxi Copper Co Ltd	3,261
142,752		Johnson Matthey plc	4,826
69,381		KGHM Polska Miedz S.A.	2,645
4,493,839		Kobe Steel Ltd	17,044
56,114	e*	LB Foster Co (Class A)	1,609
646,000		Maanshan Iron & Steel	504
182,640		Matthews International Corp (Class A)	7,965

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
21,100		Mechel Steel Group OAO (ADR)	$771
3,751,552		Mitsubishi Materials Corp	20,453
409,633		Mitsui Mining & Smelting Co Ltd	1,911
649,062	e	Mittal Steel Co NV	40,568
97,628		Mittal Steel South Africa Ltd	1,753
233,585		Mueller Industries, Inc	8,045
1,025,413		Nippon Light Metal Co Ltd	2,676
12,000		Nippon Metal Industry Co Ltd	61
9,244,672		Nippon Steel Corp	65,032
8,000		Nippon Yakin Kogyo Co Ltd	93
1,815,876		Nisshin Steel Co Ltd	8,286
475,284	e	Norsk Hydro ASA	18,230
46,691	*	Northwest Pipe Co	1,661
2,026,972		Nucor Corp	118,882
46,048	e	Olympic Steel, Inc	1,320
513,973	e	OneSteel Ltd	2,796
224,021		Outokumpu Oyj	7,535
1,568		PKC Group Oyj	22
5,790		Poongsan Corp	176
50,103		POSCO	24,054
632,926		Precision Castparts Corp	76,812
375,118		Quanex Corp	18,268
126,937	*	RTI International Metals, Inc	9,567
55,661		Salzgitter AG.	10,667
133,277		Schnitzer Steel Industries, Inc (Class A)	6,389
108,600		Severstal (GDR)	1,531
9,800	m,v	Siderar SAIC (Class A) (ADR)	615
1,524		Sonasid	533
474,229		Steel Authority Of India	1,525
609,521		Steel Dynamics, Inc	25,545
978,239		Sumitomo Electric Industries Ltd	14,565
6,469,221		Sumitomo Metal Industries Ltd	38,034
910,577		Sumitomo Metal Mining Co Ltd	19,740
117,934	*	Superior Essex, Inc	4,405
160,261		Tenaris S.A. (ADR)	7,846
151,149	e	Texas Industries, Inc	11,852
415,630	e*	Titanium Metals Corp	13,259
2,439		TKH Group NV	73
17,508	e	Toho Titanium Co Ltd	710
708,538	e	Tokyo Steel Manufacturing Co Ltd	11,096
191,696		Tredegar Corp	4,083
664,026		United States Steel Corp	72,213
34,730	*	Universal Stainless & Alloy	1,224
79,967		Usinas Siderurgicas de Minas Gerais S.A.	4,560
37,000		Usinas Siderurgicas de Minas Gerais S.A.	2,446
355,782	e	Vallourec	113,753
395,870		Viohalco S.A.	6,129
248,487	e	Voestalpine AG.	20,888
3,334,150		Walsin Lihwa Corp	1,968
70,532	e*	Wheeling-Pittsburgh Corp	1,342
399,086	e	Worthington Industries, Inc	8,640
		TOTAL PRIMARY METAL INDUSTRIES	1,799,029

PRINTING AND PUBLISHING - 0.61%
302,668	e*	ACCO Brands Corp	6,976
20,317		Agora S.A.	306

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
7,203		Alma Media	$106
370,127	e	American Greetings Corp (Class A)	10,486
1,479,201		APN News & Media Ltd	7,329
27,764	e	Arnoldo Mondadori Editore S.p.A.	272
484,897		Belo (A.H.) Corp (Class A)	9,984
160,395		Bowne & Co, Inc	3,129
9,028		Cermaq ASA	157
102,750	*	Consolidated Graphics, Inc	7,118
54,966	e	Courier Corp	2,199
35,185		CSS Industries, Inc	1,394
439,837		Dai Nippon Printing Co Ltd	6,564
55,194		Daily Mail & General Trust	844
31,140		De La Rue plc	484
93,401	*	Dogan Yayin Holding	374
249,076	e	Dow Jones & Co, Inc	14,309
452,920		Dun & Bradstreet Corp	46,642
36,522		Emap plc	599
1,189,989		Eniro AB	15,092
145,738		Ennis, Inc	3,428
432,043		EW Scripps Co (Class A)	19,740
16,633,000		Fung Choi Media Group Ltd	7,127
1,595,565		Gannett Co, Inc	87,676
56,943	e	GateHouse Media, Inc	1,056
206,589		Harte-Hanks, Inc	5,305
56,759		Hurriyet Gazetecilik A.S.	156
107,825		Independent News & Media plc	547
1,424,227	e	John Fairfax Holdings Ltd	5,666
286,045		John Wiley & Sons, Inc (Class A)	13,813
311,451		Journal Communications, Inc (Class A)	4,052
276,876		Lee Enterprises, Inc	5,776
136,770	e	Martha Stewart Living Omnimedia, Inc (Class A)	2,352
175,749	e	McClatchy Co (Class A)	4,448
2,586,167		McGraw-Hill Cos, Inc	176,066
130,181		Media General, Inc (Class A)	4,331
200,256		Meredith Corp	12,336
165	*	Metro International S.A. (A Shares)	-	^
331	*	Metro International S.A. (B Shares)	-	^
34,444		Multi-Color Corp	1,354
534,754	e	New York Times Co (Class A)	13,583
24,906	e	PagesJaunes Groupe S.A.	524
1,766,252		Pearson plc	29,753
108,314	e*	Playboy Enterprises, Inc (Class B)	1,227
76,081	*	PMP Ltd	114
1,508,352	e*	Primedia, Inc	4,299
346,800	e	PRONEXUS, Inc	3,012
106,838		Quebecor World, Inc	1,307
369,632	*	R.H. Donnelley Corp	28,011
1,185,989		R.R. Donnelley & Sons Co	51,602
1,326,875		Reed Elsevier NV	25,218
2,956,918		Reed Elsevier plc	38,215
870,257		Reuters Group plc	10,849
72,913	e	Schawk, Inc	1,460
319,634		Schibsted ASA	14,608
236,765	*	Scholastic Corp	8,509
48,000		SCMP Group Ltd	20
1,628,847		Singapore Press Holdings Ltd	4,939

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
25,807		St Ives Group plc	$126
96,531	e	Standard Register Co	1,100
6,600		Star Publications Malaysia BHD	7
351,968	e*	Sun-Times Media Group, Inc (Class A)	1,848
351,066		Thomson Corp	14,336
1,437,244		Toppan Printing Co Ltd	15,444
396,281		Tribune Co	11,651
56,841		Trinity Mirror plc	599
1,380,061		United Business Media plc	21,831
279,583	*	Valassis Communications, Inc	4,806
227,733	*	VistaPrint Ltd	8,711
23,563		Washington Post Co (Class B)	18,287
90,736		Wolters Kluwer NV	2,767
1,833,982		Yell Group plc	16,941
763,516		Yellow Pages Income Fund	9,963
		TOTAL PRINTING AND PUBLISHING	855,260

RAILROAD TRANSPORTATION - 0.58%
2,178,994		Burlington Northern Santa Fe Corp	185,520
44,615		Canadian National Railway Co	2,272
940,083	e*	Canadian National Railway Co	47,832
363,202		Canadian Pacific Railway Ltd	25,084
1,229		Central Japan Railway Co	12,967
2,208,901		CSX Corp	99,577
6,940		East Japan Railway Co	53,474
163,556	*	Eurotunnel S.A.	170
366,501		Firstgroup plc	4,868
196,045	e	Florida East Coast Industries	16,268
195,604	*	Genesee & Wyoming, Inc (Class A)	5,837
570,000		Guangshen Railway Co Ltd	460
458,255	e*	Kansas City Southern Industries, Inc	17,203
2,178,970		Norfolk Southern Corp	114,548
449,164	e	Odakyu Electric Railway Co Ltd	2,770
1,669,604		Union Pacific Corp	192,255
5,002		West Japan Railway Co	23,290
		TOTAL RAILROAD TRANSPORTATION	804,395

REAL ESTATE - 0.76%
17,923		Aedes S.p.A.	134
267,900	e	Aeon Mall Co Ltd	8,237
15,825		Africa Israel Investments Ltd	1,601
720,000		Agile Property Holdings Ltd	943
14,145,500		Allgreen Properties Ltd	19,359
415	e	Ardepro Co Ltd	129
713,449		Ascendas Real Estate Investment Trust	1,373
95,778		Ayala Corp	1,129
11,849,643		Ayala Land, Inc	4,483
7,482,000		Beijing Capital Land Ltd	4,315
222,310		Bovis Homes Group plc	3,967
1,377,573		British Land Co plc	36,863
214,964		Brixton plc	1,882
285,455		Brookfield Properties Co	6,965
141,000	e*	Brookfield Properties Corp	3,428
5,907		Capital & Regional plc	137
3,332,587		CapitaLand Ltd	17,656
132,508		Castellum AB	1,593

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
174,000		Cathay Real Estate Development Co Ltd	$102
1,430,204	*	CB Richard Ellis Group, Inc (Class A)	52,202
24,500		Central Pattana PCL	19
1,573,912		Centro Properties Group	11,318
100,542	m	Centro Retail Group	144
9,484,731		Champion Real Estate Investment Trust	5,436
5,369,646		Cheuk Nang Holdings Ltd	5,463
1,220,531		Cheung Kong Holdings Ltd	15,993
2,292,000		China Overseas Land & Investment Ltd	3,574
990,000		China Resources Land Ltd	1,496
1,479,195		City Developments Ltd	16,722
6,556		Cofinimmo	1,248
31,970	e	Consolidated-Tomoka Land Co	2,215
2,870	*	Conwert Immobilien Invest AG.	56
34,925	e	Corio NV	2,736
96,249		Cyrela Brazil Realty S.A.	1,193
7,499,894	e	DB RREEF Trust	12,451
193,367	*	Desarrolladora Homex S.A. de C.V.	1,944
2,966		Douja Promotion Groupe Addoha S.A.	1,004
134,200	*	E&O Property Development BHD	148
7,556	*	Echo Investment S.A.	295
43,194	v*	Fabege AB	21
127,782		Fabege AB	1,400
8,959,816		Far East Consortium	3,706
70,537,000	*	Filinvest Land, Inc	3,292
365,871	e	Forest City Enterprises, Inc (Class A)	22,494
42,996		Gafisa S.A.	673
89,259	e	Gecina S.A.	14,917
62,265	*	Globe Trade Centre S.A.	1,083
84,851	*	Grubb & Ellis Co	984
489,536		Guangzhou R&F Properties Co Ltd	1,503
260,882		Hammerson plc	7,471
1,154,546		Hang Lung Properties Ltd	3,987
1,643,026		Henderson Land Development Co Ltd	11,200
1,450,100		Hopewell Holdings	5,918
523,274		Hopson Development Holdings Ltd	1,472
1,836,007		Hysan Development Co Ltd	4,890
16,400		Icade	1,263
4,284,100		IGB Corp BHD	3,368
32,088		Immobiliare Grande Distribuzione	131
347,259	*	IMMOFINANZ Immobilien Anlagen AG.	5,057
1,173,215		Investa Property Group	2,896
277,200		IOI Properties BHD	1,071
14,200	e*	IRSA Inversiones y Representaciones S.A. (GDR)	263
74,727	e	IVG Immobilien AG.	2,934
500		Japan General Estate Co Ltd	11
432,745		Jones Lang LaSalle, Inc	49,117
529,000		Keppel Land Ltd	3,032
1,196,964		Kerry Properties Ltd	7,518
18,172		Klepierre	3,077
33,140		Klovern AB	131
2,142,130		Kowloon Development Co Ltd	4,278
1,480,065	e	Kungsleden AB	18,419
680,000	v*	KWG Property Holding Ltd	633
139,141,000		Lai Fung Holdings Ltd	7,658
5,914,009		Land and Houses PCL	1,165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
78,100		Land and Houses PCL	$15
710,700		Land and Houses PCL	154
578,600		Leopalace21 Corp	19,772
317,560		Liberty International plc	7,264
233,111	*	LoopNet, Inc	5,438
1,177,252	e	Macquarie Goodman Group	6,681
5,820,300	*	Malaysian Resources Corp BHD	4,571
82,425,500		Megaworld Corp	7,125
257,949	*	Meruelo Maddux Properties, Inc	2,105
20,000	*	MI Developments, Inc	729
127,837		MI Developments, Inc (Class A)	4,654
780,923		Mirvac Group	3,767
1,353,460		Mitsubishi Estate Co Ltd	36,720
1,397,315		Mitsui Fudosan Co Ltd	39,164
151,508	*	Musashino Kogyo Co Ltd	362
7,567,066		New World China Land Ltd	6,436
9,427,551		New World Development Ltd	23,593
38,400		Nomura Real Estate Holdings, Inc	1,247
219,000	*	Orient Resources Group Co Ltd	80
269,341		ORIX Corp	70,995
88		Pacific Management Corp	162
589,380		Parsvnath Developers Ltd	4,881
70,388,000	*	PT Bakrieland Development Tbk	2,581
5,830,000	*	PT Ciputra Development Tbk	582
52,000,000	*	PT Sentul City Tbk	3,069
9,861	e	Risa Partners, Inc	26,859
5,390,000		Robinsons Land Corp	2,273
9,370		Shaftesbury plc	110
21,133,471		Shanghai Real Estate Ltd	8,187
3,062,000		Shenzhen Investment Ltd	2,322
337,040	e	Shoei Co Ltd	7,070
4,795,362		Shui On Land Ltd	4,303
2,729,500		Shun TAK Holdings Ltd	4,017
396,510		Singapore Land Ltd	2,952
943,569		Sino Land Co	1,964
376,658		Slough Estates plc	4,698
882		Societe de la Tour Eiffel	129
2,464,600		SP Setia BHD	6,184
13,307,956	*	SPG Land Holdings Ltd	8,766
341,765	e	St. Joe Co	15,837
624,213	e	Stewart Enterprises, Inc (Class A)	4,863
28,798	v	Stockland	214
2,581,261		Stockland Trust Group	17,783
24,373	e*	Stratus Properties, Inc	841
1,123,920		Sumitomo Realty & Development Co Ltd	36,602
1,653	e	Sun Frontier Fudousan Co Ltd	3,348
1,239,789		Sun Hung Kai Properties Ltd	14,918
270,000		Suruga Corp	6,336
316,333		Thomas Properties Group, Inc	5,055
232,600	e	Tokyo Tatemono Co Ltd	2,896
1,944,977		Tokyu Land Corp	20,681
46,297	e	Unibail	11,840
66,967		Unibail-Rodamco	17,257
16,279,196	*	Unitech Corporate Parks plc	29,632
1,440,956		United Industrial Corp Ltd	3,297
2,526,516	e	Urban Corp	45,891

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
32,830	*	Urbas Proyectos Urbanisticos S.A.	$79
1,338		Vivacon AG.	54
17,030		Wereldhave NV	2,372
1,952,353	e	Westfield Group	32,943
33,136		Wihlborgs Fastigheter AB	584
2,235,490		Wing Tai Holdings Ltd	5,822
		TOTAL REAL ESTATE	1,058,112

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.56%
46,044	*	AEP Industries, Inc	2,073
561,039	e	Ansell Ltd	5,796
5,777,147	e	Bayer AG.	435,171
812,160		Bridgestone Corp	17,410
313,260		Cheng Shin Rubber Industry Co Ltd	400
135,356		Continental AG.	19,023
371,744		Cooper Tire & Rubber Co	10,268
95,960	*	Deckers Outdoor Corp	9,682
108,670		Denki Kagaku Kogyo KK	489
1,790,460		Formosa Chemicals & Fibre Corp	4,130
940,748	*	Goodyear Tire & Rubber Co	32,700
58,040		Hankook Tire Co Ltd	1,042
76,199	e*	Metabolix, Inc	1,907
101,586	e	Michelin (C.G.D.E.) (Class B)	14,196
2,409,216		Mitsui Chemicals, Inc	18,299
1,391,131		Newell Rubbermaid, Inc	40,941
5,600		Nifco, Inc	123
1,682,659		Nike, Inc (Class B)	98,082
74,862		Nokian Renkaat Oyj	2,623
2,233,137		Pirelli & C S.p.A.	2,656
3,265,081		PT Gajah Tunggal Tbk	217
187,575		Schulman (A.), Inc	4,564
781,055		Sealed Air Corp	24,228
76,897	*	Skechers U.S.A., Inc (Class A)	2,245
217,473		Spartech Corp	5,774
511,016	e	Sumitomo Bakelite Co Ltd	3,578
367		Tessenderlo Chemie NV	22
127,154		Titan International, Inc	4,019
66,442	e*	Trex Co, Inc	1,304
468,616		Tupperware Corp	13,468
11,812		Uponor Oyj	459
3,705		Viscofan S.A.	86
186,641		West Pharmaceutical Services, Inc	8,800
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	785,775

SECURITY AND COMMODITY BROKERS - 2.49%
404,809		A.G. Edwards, Inc	34,227
500,813	e	Allco Finance Group Ltd	4,507
171,610		AllianceBernstein Holding LP	14,946
1,251,348		Ameriprise Financial, Inc	79,548
1,340,564		Amvescap plc	17,273
257,015		Australian Stock Exchange Ltd	10,584
866,176	e	Babcock & Brown Ltd	23,481
62,647		Bank Pekao S.A.	5,772
1,500,142		Bear Stearns Cos, Inc	210,020
24,854	e*	BKF Capital Group, Inc	57
351,161	e	BlackRock, Inc	54,988

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
228,846		Calamos Asset Management, Inc (Class A)	$5,847
22,087	*	Capinordic AS	110
273,634	e	Cbot Holdings, Inc (Class A)	56,533
4,497,983		Charles Schwab Corp	92,299
183,062		Chicago Mercantile Exchange Holdings, Inc	97,821
424,000	*	China Everbright Ltd	888
1,490,000	*	China Solar Energy Holdings Ltd	122
92,119	e	Cohen & Steers, Inc	4,003
102,052	*	Cowen Group, Inc	1,828
92,370		Daewoo Securities Co Ltd	2,841
17,060		Daishin Securities Co Ltd	550
1,747,750		Daiwa Securities Group, Inc	18,581
142,851	e	Deutsche Boerse AG.	16,039
2,094,380	*	E*Trade Financial Corp	46,265
1,108	e	E*Trade Securities Co Ltd	1,175
633,680		Eaton Vance Corp	27,996
49,217	*	Epoch Holding Corp	659
54,026		Evercore Partners, Inc (Class A)	1,608
32,225	e*	FCStone Group, Inc	1,847
918,793		Federated Investors, Inc (Class B)	35,217
1,110,520		Franklin Resources, Inc	147,111
34,815	e	GAMCO Investors, Inc (Class A)	1,951
448,505	e*	GFI Group, Inc	32,508
1,996,688		Goldman Sachs Group, Inc	432,782
98,219	e	Greenhill & Co, Inc	6,749
118,450		Hana Financial Group, Inc	5,765
45,274		Hellenic Exchanges S.A.	1,182
1,910,470		Hong Kong Exchanges and Clearing Ltd	26,970
175,150		Hyundai Securities Co	4,351
181,337		Indiabulls Financial Services Ltd	2,626
174,652	*	Indiabulls Real Estate Ltd	1,795
262,839	*	Interactive Brokers Group, Inc (Class A)	7,131
541,435	*	IntercontinentalExchange, Inc	80,051
210,702	e	International Securities Exchange, Inc	13,769
192,194	*	Investment Technology Group, Inc	8,328
797,379		Janus Capital Group, Inc	22,199
475,305		Jefferies Group, Inc	12,824
164,718	e*	KBW, Inc	4,839
1,599,800		Kim Eng Securities Thailand PCL	1,157
589,068	*	Knight Capital Group, Inc (Class A)	9,779
34,118		Korea Investment Holdings Co Ltd	2,329
368,572	e*	LaBranche & Co, Inc	2,720
520,585	e*	Ladenburg Thalmann Financial Services, Inc	1,197
519,585		Lazard Ltd (Class A)	23,397
11,611,419		Legal & General Group plc	34,835
644,480		Legg Mason, Inc	63,404
2,524,638		Lehman Brothers Holdings, Inc	188,136
112,935		London Stock Exchange Group plc	3,053
653,147	e	Macquarie Bank Ltd	46,912
185,226	e*	MarketAxess Holdings, Inc	3,332
96,900	e	Matsui Securities Co Ltd	864
4,171,862		Merrill Lynch & Co, Inc	348,684
25,323		MFS Ltd	124
10,528		Mirae Asset Securities Co Ltd	947
213,949		Mitsubishi Securities Co	2,397
6,911,711		Morgan Stanley	579,754

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
74,286	e*	Morningstar, Inc	$3,493
633,866	e*	Nasdaq Stock Market, Inc	18,832
305,550		Nikko Cordial Corp	3,985
3,247,484		Nomura Holdings, Inc	63,077
40,476		Nordnet AB (B Shares)	132
2,504		Numis Corp plc	16
343,861		Nuveen Investments, Inc (Class A)	21,371
406,834	e	Nymex Holdings, Inc	51,111
4,081		NYSE Euronext	304
1,110,604	e	NYSE Euronext	81,763
53,618		OMX AB	1,607
265,640	e	optionsXpress Holdings, Inc	6,816
2,668,700		OSK Holdings BHD	2,332
76,335	*	Penson Worldwide, Inc	1,873
517,000	m,v*	Peregrine Investment Holdings	-	^
113,198	*	Piper Jaffray Cos	6,309
365,048		Raymond James Financial, Inc	11,280
31,657		Samsung Securities Co Ltd	2,541
83,371	e	Sanders Morris Harris Group, Inc	970
43,599	e	SBI Holdings, Inc	13,831
73,944		Schroders plc	1,889
1,129,158		SEI Investments Co	32,791
995,900	e	Shinko Securities Co Ltd	5,143
2,421,373		Singapore Exchange Ltd	15,535
79,076	e*	Stifel Financial Corp	4,657
920		Swissquote Group Holding S.A.	45
165,649		SWS Group, Inc	3,581
1,428,649		T Rowe Price Group, Inc	74,133
1,057,180	*	TD Ameritrade Holding Corp	21,144
129,772	e*	Thomas Weisel Partners Group, Inc	2,161
71,871		Tong Yang Investment Bank	1,417
90,747		TSX Group, Inc	3,552
3,645,565		UOB-Kay Hian Holdings Ltd	5,145
61,180	e	US Global Investors, Inc (Class A)	1,387
3,493,300	*	Utama Banking Group BHD	2,431
7,346		Value Line, Inc	323
468,558		Waddell & Reed Financial, Inc (Class A)	12,187
47,260		Woori Investment & Securities Co Ltd	1,443
124,057	e	WP Stewart & Co Ltd	1,351
		TOTAL SECURITY AND COMMODITY BROKERS	3,475,542

SOCIAL SERVICES - 0.01%
144,316	*	Bright Horizons Family Solutions, Inc	5,615
122,472	e*	Capital Senior Living Corp	1,154
64,988	e*	Providence Service Corp	1,736
134,003	*	Res-Care, Inc	2,833
258,230		Vedior NV	7,717
		TOTAL SOCIAL SERVICES	19,055

SPECIAL TRADE CONTRACTORS - 0.05%
20,022	e	Alico, Inc	1,221
173,268	*	AsiaInfo Holdings, Inc	1,681
10,118		Asian Paints Ltd	201
297,892	*	Carso Infraestructura y Construccion S.A. de C.V.	298
157,089		Chemed Corp	10,413
218,930		Comfort Systems USA, Inc	3,104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
429,372		COMSYS Holdings Corp	$4,973
12,000		Daimei Telecom Engineering Corp	127
253,849	*	Dycom Industries, Inc	7,610
211,232	*	EMCOR Group, Inc	15,399
160,991	e*	Insituform Technologies, Inc (Class A)	3,511
102,074	e*	Integrated Electrical Services, Inc	3,365
18,610		KCI Konecranes Oyj	778
90,138		Kinden Corp	783
13,284		Kone Oyj (Class B)	835
6,000		Kyowa Exeo Corp	70
66,760	e*	Layne Christensen Co	2,734
3,792	*	PBG S.A.	512
469,092	e*	Quanta Services, Inc	14,387
		TOTAL SPECIAL TRADE CONTRACTORS	72,002

STONE, CLAY, AND GLASS PRODUCTS - 0.61%
3,502,567		3M Co	303,988
963		Adana Cimento (Class A)	6
907		Akcansa Cimento A.S.	6
156,549		Apogee Enterprises, Inc	4,355
1,133,500	e	Asahi Glass Co Ltd	15,284
1,362,760		Asia Cement Corp	1,794
102,408		Associated Cement Co Ltd	2,354
132,999	e*	Cabot Microelectronics Corp	4,720
110,799	e	CARBO Ceramics, Inc	4,854
5,064,349	*	Cemex S.A. de C.V.	18,652
670,895		Central Glass Co Ltd	3,749
41,935		Cimpor Cimentos de Portugal S.A.	396
667,799	e	Compagnie de Saint-Gobain	74,809
611,051		Cookson Group plc	8,654
109,718		CRH plc	5,422
11,262		Cristalerias de Chile S.A.	157
1,730		Dyckerhoff AG.	127
218,408	e	Eagle Materials, Inc	10,713
8,210		Epcos AG.	161
7,212		FLSmidth & Co A/S	565
662,999		Gentex Corp	13,055
4,503,400		Goldsun Development & Construction Co Ltd	2,602
18,293		Grasim Industries Ltd	1,185
402,456		Grupo Carso S.A. de C.V. (Series A1)	1,558
841,525		Gujarat Ambuja Cements Ltd	2,578
140,059		Hanson plc	3,022
1,140,996	e	Holcim Ltd	123,225
510		Holcim Maroc S.A.	177
4,577,000		Holcim Philippines, Inc	791
2,508,500		Indocement Tunggal Prakarsa Tbk PT	1,734
140,770		Industrias Penoles S.A. de C.V.	1,679
12,565		Italcementi S.p.A.	388
395,979	e	James Hardie Industries NV	2,922
5,300		Jordan Cement Factories	91
12,000		Krosaki Harima Corp	47
61		Lafarge Ciments	41
2,625,100		Lafarge Malayan Cement BHD	1,324
142,536	e	Lafarge S.A.	25,978
64,688	e	Libbey, Inc	1,395
1,248,658		NGK Insulators Ltd	30,666

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
419,624	e	Nippon Sheet Glass Co Ltd	$1,916
653,607	e*	Owens Corning, Inc	21,981
645,526	*	Owens-Illinois, Inc	22,593
13,193	m,v*	Paragon Trade Brands, Inc	-	^
18,415		Pretoria Portland Cement Co Ltd	1,274
6,180	*	RHI AG.	337
1,256,893		Rinker Group Ltd	20,029
793,500		Semen Gresik Persero Tbk PT	4,539
113,200		Siam Cement PCL	879
11,100		Siam Cement PCL	84
16,400		Siam City Cement PCL	131
2,000		Siam City Cement PCL	16
6,733,148		Sumitomo Osaka Cement Co Ltd	17,836
1,759,050		Taiheiyo Cement Corp	7,781
1,511,034		Taiwan Cement Corp	1,751
194,600		Taiwan Glass Industrial Corp	186
197,158	e	Toto Ltd	1,707
1,892		Trakya Cam Sanayi A.S.	7
156,049		Turk Sise ve Cam Fabrikalari A.S.	636
1,420,123		UBE Industries Ltd	4,372
8,682		Ultra Tech Cement Ltd	192
192,108	e*	US Concrete, Inc	1,669
460,069	e*	USG Corp	22,562
503,207	e	Wienerberger AG.	37,001
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	844,703

TEXTILE MILL PRODUCTS - 0.02%
51,790		Cheil Industries, Inc	2,484
692,000	*	China Grand Forestry Resources Group Ltd	134
1,597,072		Far Eastern Textile Co Ltd	1,635
6,057		Fiberweb plc	19
154,220		Formosa Taffeta Co Ltd	169
37,387	e*	Heelys, Inc	967
9,190		Hyosung Corp	491
17,000		Nitto Boseki Co Ltd	65
319,079		Oxford Industries, Inc	14,148
406,530	e	Seiren Co Ltd	4,061
4,636		Ten Cate NV	177
102,971		Texwinca Holdings Ltd	85
1,077,500		Weiqiao Textile Co	2,417
115,751		Xerium Technologies, Inc	882
		TOTAL TEXTILE MILL PRODUCTS	27,734

TOBACCO PRODUCTS - 1.04%
52,595	e	Altadis S.A.	3,476
15,014,728		Altria Group, Inc	1,053,133
174,100		British American Tobacco Malaysia BHD	2,269
3,106,323		British American Tobacco plc	105,943
5,348		Eastern Tobacco	385
999,284		Imperial Tobacco Group plc	46,073
1,281,170		ITC Ltd	4,880
15,165		Japan Tobacco, Inc	74,752
436,608		Loews Corp (Carolina Group)	33,737
375		Philip Morris CR	195
960,814	e	Reynolds American, Inc	62,645
60,835		Souza Cruz S.A.	1,460

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
686,483	e	Swedish Match AB	$13,242
153,489		Universal Corp	9,351
642,888		UST, Inc	34,530
161,137	e	Vector Group Ltd	3,630
		TOTAL TOBACCO PRODUCTS	1,449,701

TRANSPORTATION BY AIR - 0.50%
342,638	*	ABX Air, Inc	2,762
320,090	*	ACE Aviation Holdings, Inc (Class A)	8,071
5,277		Aeroports de Paris	612
1,176,000		Air China Ltd	897
593,392		Air France-KLM	27,610
57,150	e*	Air Methods Corp	2,096
654,700	*	AirAsia BHD	361
14,400		Airports of Thailand PCL	25
500,472	e*	Airtran Holdings, Inc	5,465
239,332	*	Alaska Air Group, Inc	6,668
560,000		All Nippon Airways Co Ltd	2,131
28,056	e*	Allegiant Travel Co	862
2,197,556	e*	AMR Corp	57,906
111,076		Asiana Airlines	1,000
108,029	e*	Atlas Air Worldwide Holdings, Inc	6,367
758,126		Auckland International Airport Ltd	1,916
350,594		BBA Aviation plc	1,903
766,000		Beijing Capital International Airport Co Ltd	1,077
114,479	e*	Bristow Group, Inc	5,672
460,057	*	British Airways plc	3,848
2,715,294		Cathay Pacific Airways Ltd	6,753
360,839		China Airlines	162
62,000	v*	China Eastern Airlines Corp Ltd (H Shares)	30
272,000	*	China Southern Airlines Co Ltd	187
1,005,599	*	Continental Airlines, Inc (Class B)	34,060
79,749		Copa Holdings S.A. (Class A)	5,362
971,023	*	Delta Air Lines, Inc	19,129
1,053,146		Deutsche Lufthansa AG.	29,375
177,944	*	EGL, Inc	8,271
354,000		Eva Airways Corp	143
381,800	e*	ExpressJet Holdings, Inc	2,283
1,622,487		FedEx Corp	180,047
7,810		Flughafen Wien AG.	770
359		Flughafen Zuerich AG.	146
191,464	b,e,m,v*	FLYi, Inc	1
25,617		Gol Linhas Aereas Inteligentes S.A.	847
293,793		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,450
116,147		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	609
403,741		Iberia Lineas Aereas de Espana	2,009
715,000		Japan Airlines Corp	1,345
29,773		Jazz Air Income Fund	229
2,154,035	e*	JetBlue Airways Corp	25,310
18,758		Korean Air Lines Co Ltd	1,064
207,232		Lan Airlines S.A.	3,473
1,377,260		Macquarie Airports	4,706
13,600		Malaysian Airline System BHD	23
128,558	*	Midwest Air Group, Inc	1,931
1,273,079	*	Northwest Airlines Corp	28,262
75,026	e*	PHI, Inc	2,235

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
157,792	e*	Pinnacle Airlines Corp	$2,959
2,561,315		Qantas Airways Ltd	12,152
217,441	*	Republic Airways Holdings, Inc	4,425
312,925	*	Ryanair Holdings plc	2,088
1,121,021		SABMiller plc	28,382
57,406	*	SAS AB	1,320
989,264		Singapore Airlines Ltd	12,157
3,303,135		Singapore Technologies Engineering Ltd	7,780
475,655		Skywest, Inc	11,335
3,529,223		Southwest Airlines Co	52,621
96	m,v*	Swissair Group	-	^
75,576		Tam S.A.	2,515
504,800		Thai Airways International PCL	632
7,300		Transmile Group BHD	10
920,000		Travelsky Technology Ltd	787
756	*	Turk Hava Yollari	6
1,083,218	e*	UAL Corp	43,968
484,818	*	US Airways Group, Inc	14,675
		TOTAL TRANSPORTATION BY AIR	695,273

TRANSPORTATION EQUIPMENT - 3.37%
142,079		A.O. Smith Corp	5,668
4,462,700		AAPICO Hitech PCL	1,912
206,992	*	AAR Corp	6,833
151,940	*	Accuride Corp	2,341
25,106	*	Aerovironment, Inc	517
140,820	*	Aftermarket Technology Corp	4,180
10,250		Aker Yards AS	178
263,142	e	American Axle & Manufacturing Holdings, Inc	7,794
50,383		American Railcar Industries, Inc	1,965
113,489	*	Amerigon, Inc	2,042
78,661	e	Arctic Cat, Inc	1,557
424,291	e	ArvinMeritor, Inc	9,419
718,098		Ashok Leyland Ltd	668
2,540,391		Austal Ltd	8,062
606,190		Autoliv, Inc	34,474
17,651		Bajaj Auto Ltd	929
353,126	*	BE Aerospace, Inc	14,584
5,770,284		Boeing Co	554,871
2,279,390	*	Bombardier, Inc (Class B)	13,695
680,000	*	Brilliance China Automotive Holdings Ltd	170
380,345		Brunswick Corp	12,411
952,058	e	Calsonic Kansei Corp	3,916
212,270		China Motor Corp	205
302,557	e	Clarcor, Inc	11,325
213,946	e*	Comtech Group, Inc	3,532
1,728,240		Cosco Corp Singapore Ltd	4,221
59,100		Daewoo Shipbuilding & Marine Engineering Co Ltd	3,341
1,499,949		DaimlerChrysler AG.	138,075
17,259	e	DaimlerChrysler AG.	1,587
7,900	b,e*	Dana Corp	16
1,428,805		Denso Corp	55,882
9,506		D'ieteren S.A.	4,249
16,993		Doosan Heavy Industries and Construction Co Ltd	1,625
10,867		Elbit Systems Ltd	457
274,995		Empresa Brasileira de Aeronautica S.A.	3,339

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
65,930	e	European Aeronautic Defence and Space Co	$2,140
333,041		Federal Signal Corp	5,282
7,312,996	e	Fiat S.p.A.	217,217
337,387	e*	Fleetwood Enterprises, Inc	3,053
357,060	e*	Force Protection, Inc	7,370
14,049,348	e*	Ford Motor Co	132,345
57,748		Ford Otomotiv Sanayi A.S.	539
127,473	e	Freightcar America, Inc	6,098
311,785	e*	GenCorp, Inc	4,075
2,365,198		General Dynamics Corp	185,006
2,520,706	e	General Motors Corp	95,283
53,787	e*	GenTek, Inc	1,894
795,538		Genuine Parts Co	39,459
2,341,324		GKN plc	18,638
1,446,029		Goodpack Ltd	2,073
523,975		Goodrich Corp	31,208
79,225	e	Greenbrier Cos, Inc	2,394
152,412		Group 1 Automotive, Inc	6,148
1,512,600	e	Hankyu Hanshin Holdings, Inc	7,987
1,425,267		Harley-Davidson, Inc	84,960
510,979		Harsco Corp	26,571
648,616	*	Hayes Lemmerz International, Inc	3,470
135,214	e	Heico Corp	5,690
39,692		Hero Honda Motors Ltd	676
1,837,510	e	Hino Motors Ltd	10,985
2,937,603	e	Honda Motor Co Ltd	106,671
171,421		Hongkong Land Holdings Ltd	772
31,437		Hyundai Heavy Industries	11,713
9,744		Hyundai Mipo Dockyard	2,708
36,059		Hyundai Mobis	3,421
21,940		Hyundai Motor Co	1,049
99,444		Hyundai Motor Co	7,847
39,988		IMMSI S.p.A.	124
926,000		Isuzu Motors Ltd	5,006
1,764,322		ITT Industries, Inc	120,468
218,022		Japan Tecseed Co Ltd	928
1,175,100		Johnson Electric Holdings Ltd	653
101,737		JTEKT Corp	1,837
140,044		Kaman Corp	4,368
1,608,466		Kawasaki Heavy Industries Ltd	6,562
9,694,082		Keppel Corp Ltd	79,303
109,590		Kia Motors Corp	1,706
197,702	*	KOC Holding A.S.	779
23,944	e	Lagardere S.C.A.	2,077
3,519		Leoni AG.	164
2,421,160		Lockheed Martin Corp	227,904
236,299		Magna International, Inc (Class A)	21,628
208,619		Mahindra & Mahindra Ltd	3,709
46,689		MAN AG.	6,665
63,955		Maruti Udyog Ltd	1,170
52,893	*	Miller Industries, Inc	1,328
196,218	e	Monaco Coach Corp	2,816
38,663		MTU Aero Engines Holding AG.	2,514
454,000		Nabtesco Corp	6,613
37,047		NHK Spring Co Ltd	357
59,770	e	Noble International Ltd	1,222

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,756,676		Northrop Grumman Corp	$136,792
215,317		Novatek Microelectronics Corp Ltd	1,125
1,561,687		NSK Ltd	16,145
476,219	*	Orbital Sciences Corp	10,005
344,584		Oshkosh Truck Corp	21,681
1,568,429		Paccar, Inc	136,516
1,050,407	*	Pactiv Corp	33,497
109,178		Peugeot S.A.	8,795
253,167	e	Polaris Industries, Inc	13,712
5,960		Porsche AG.	10,637
24,000		Press Kogyo Co Ltd	101
128,600		Proton Holdings BHD	223
3,156,451		Raytheon Co	170,101
592,572		Renault S.A.	95,042
22,240		Rieter Holding AG.	11,626
3,746,363		Rolls-Royce Group plc	40,339
109,980		Samsung Heavy Industries Co Ltd	5,374
21,000		Sanden Corp	92
911,244	e	Scania AB (B Shares)	22,226
4,362,731		SembCorp Marine Ltd	13,991
38,457	e*	Sequa Corp (Class A)	4,307
55,078	e	Shimano, Inc	1,889
3,168,839		Siemens AG.	453,783
200,758		Smiths Group plc	4,761
145,828	e	Spartan Motors, Inc	2,482
779,009	*	Spirit Aerosystems Holdings, Inc (Class A)	28,083
74,693		Standard Motor Products, Inc	1,123
127,731	e	Superior Industries International, Inc	2,779
138,116		Tata Motors Ltd	2,275
266,622	*	Tenneco, Inc	9,342
152,349		Thales S.A.	9,310
165,319	e	Thor Industries, Inc	7,462
45,796		Tofas Turk Otomobil Fabrik	219
91,800		Tokai Rika Co Ltd	2,509
46,783		Toyoda Gosei Co Ltd	1,319
315,635		Toyota Industries Corp	14,665
5,051,008		Toyota Motor Corp	318,549
49,523	e*	TransDigm Group, Inc	2,004
52,866		Trelleborg AB (B Shares)	1,455
338,352	e	Trinity Industries, Inc	14,732
93,837	e	Triumph Group, Inc	6,144
448,863	*	TRW Automotive Holdings Corp	16,532
5,777,707		United Technologies Corp	409,813
769,923	e*	Visteon Corp	6,236
513,826	e	Volkswagen AG.	81,715
84,436		Volkswagen AG.	8,718
305,647	e	Volvo AB (A Shares)	6,260
1,896,650	e	Volvo AB (B Shares)	37,710
182,456	e	Wabash National Corp	2,669
56,000		Weichai Power Co Ltd	363
354,045		Westinghouse Air Brake Technologies Corp	12,933
170,396	e	Winnebago Industries, Inc	5,030
1,048,830	e	Yamaha Motor Co Ltd	30,432
317,405		Yulon Motor Co Ltd	391
		TOTAL TRANSPORTATION EQUIPMENT	4,706,697

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
TRANSPORTATION SERVICES - 0.20%
235,946		All America Latina Logistica S.A.	$3,229
96,058		Ambassadors Group, Inc	3,413
35,692	e	Ambassadors International, Inc	1,187
235,461		Arriva plc	3,234
937,120	*	Asciano Group	8,048
950,543		CH Robinson Worldwide, Inc	49,923
2,391		Clarkson plc	44
1,042	e	Dfds A/S	134
75,646	*	Dynamex, Inc	1,931
894,121		Expeditors International Washington, Inc	36,927
192,393		GATX Corp	9,475
15,000		Go-Ahead Group plc	785
309,266	*	HUB Group, Inc (Class A)	10,874
440,000		Jiangsu Express	445
1,100		Kintetsu World Express, Inc	37
522		Kuoni Reisen Holding	314
473,220	*	Lear Corp	16,851
1,715,297		MTR Corp	4,064
26,102		National Express Group plc	556
297,877		Pacer International, Inc	7,006
1,159,600		PLUS Expressways BHD	1,077
148,179		Ship Finance International Ltd	4,398
400,000		Sinotrans Ltd	189
282,822		Stolt-Nielsen S.A.	9,420
846,404		Toll Holdings Ltd	10,372
41,292	e	TUI AG.	1,137
3,445,907		UTI Worldwide, Inc	92,316
542,000		Zhejiang Expressway Co Ltd	582
		TOTAL TRANSPORTATION SERVICES	277,968

TRUCKING AND WAREHOUSING - 0.52%
131,279	e	Arkansas Best Corp	5,116
2,513		Big Yellow Group plc	26
125,919	e*	Celadon Group, Inc	2,002
119,293		Christian Salvesen plc	144
542,034		Con-way, Inc	27,232
300	*	Covenant Transport, Inc (Class A)	3
7,837,020		Deutsche Post AG.	253,692
1,189,616	e	DSV AS	23,301
172,312	e	Forward Air Corp	5,874
1,154,096		Grindrod Ltd	3,592
368,117	e	Heartland Express, Inc	6,000
412,380		J.B. Hunt Transport Services, Inc	12,091
412,002		Kamigumi Co Ltd	3,570
558,166		Landstar System, Inc	26,932
93,229	*	Marten Transport Ltd	1,679
76,672		Mitsubishi Logistics Corp	1,262
3,261,798		Nippon Express Co Ltd	18,542
1,445		Norbert Dentressangle	140
161,384	*	Old Dominion Freight Line	4,866
7,970	e*	Patriot Transportation Holding, Inc	691
96,132	*	Saia, Inc	2,621
513,341		Seino Holdings Corp	4,859
1,355,627		TNT NV	61,209
3,095,424		United Parcel Service, Inc (Class B)	225,966

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
36,269	e*	Universal Truckload Services, Inc	$721
272,897	e	Werner Enterprises, Inc	5,499
258,800		Yamato Transport Co Ltd	3,658
530,400	e*	YRC Worldwide, Inc	19,519
		TOTAL TRUCKING AND WAREHOUSING	720,807

WATER TRANSPORTATION - 0.28%
198,767		Alexander & Baldwin, Inc	10,557
336,618	e*	American Commercial Lines, Inc	8,769
976		AP Moller - Maersk A/S	11,739
360,000	e	Aries Maritime Transport Ltd	3,503
71,051		Arlington Tankers Ltd	2,038
8,635,000		Berlian Laju Tanker Tbk PT	1,956
5,255		Brostrom AB (B Shares)	56
1,787,135		Carnival Corp	87,159
37,405		Carnival plc	1,788
1,046,000		China Shipping Container Lines Co Ltd	714
1,142,000		China Shipping Development Co Ltd	2,643
152,951		Compagnie Maritime Belge S.A.	10,677
13,761	*	Compania SudAmericana de Vapores S.A.	29
3,176,875		COSCO Holdings	4,566
526,781	e	D/S Torm AS	19,656
40,000		Daiichi Chuo Kisen Kaisha	187
210,000		Danaos Corp	6,605
184,424		Double Hull Tankers, Inc	2,875
221,530		Eagle Bulk Shipping, Inc	4,964
35,176	e	Euronav NV	1,280
670,222		Evergreen Marine Corp Tawain Ltd	443
1,042,000		Ezra Holdings Ltd	3,955
196,616	e	Frontline Ltd	9,015
52,050	e	Frontline Ltd	2,392
3,278		Ganger Rolf A/S	147
89,671	e	Genco Shipping & Trading Ltd	3,700
125,326	e	General Maritime Corp	3,356
191,992		Golar LNG Ltd	3,199
128,308	*	Gulfmark Offshore, Inc	6,572
40,920		Hanjin Shipping Co Ltd	1,800
270,023		Horizon Lines, Inc (Class A)	8,846
141,965	e*	Hornbeck Offshore Services, Inc	5,503
18,940		Hyundai Merchant Marine Co Ltd	736
4,205,000		International Container Term Services, Inc	2,590
1,343		Israel Corp Ltd	924
1,271,905		Kawasaki Kisen Kaisha Ltd	15,512
258,725	*	Kirby Corp	9,932
118,869		Knightsbridge Tankers Ltd	3,627
32,062		Kuehne & Nagel International AG.	2,953
473,600		Malaysia International Shipping Corp BHD	1,360
1,708,020		Mitsui OSK Lines Ltd	23,159
413,879		Neptune Orient Lines Ltd	1,435
2,690,672		Nippon Yusen Kabushiki Kaisha	24,677
144,869	e	Nordic American Tanker Shipping	5,916
6,935		Odfjell ASA (B Shares)	118
213,563	*	Odyssey Marine Exploration, Inc	1,284
170,000		Omega Navigation Enterprises, Inc (Class A)	3,698
527,042		Orient Overseas International Ltd	5,153
240,016		Overseas Shipholding Group, Inc	19,537

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
184,000		Pacific Basin Shipping Ltd	$207
4,100		Port of Tauranga Ltd	22
144,800		Precious Shipping PCL	111
459,984		Royal Caribbean Cruises Ltd	19,770
13,000		Shinwa Kaiun Kaisha Ltd	100
1,928		Ship Finance International Ltd	57
22,396	*	TBS International Ltd (Class A)	636
163,381		Teekay Corp	9,461
83,773	*	Ultrapetrol Bahamas Ltd	1,985
381,000		U-Ming Marine Transport Corp	744
534,400		Wan Hai Lines Ltd	428
231,000		Yang Ming Marine Transport	179
		TOTAL WATER TRANSPORTATION	387,000

WHOLESALE TRADE-DURABLE GOODS - 0.59%
36,421	*	1-800 Contacts, Inc	854
23,459		AGFA-Gevaert NV	605
201,537		Agilysys, Inc	4,535
337,326		Applied Industrial Technologies, Inc	9,951
447,387	e	Argo Graphics, Inc	6,377
752,887	*	Arrow Electronics, Inc	28,933
59,530		Assa Abloy AB (Class B)	1,310
175,296		Autobacs Seven Co Ltd	5,469
100,800		Banpu PCL	790
153,513		Barloworld Ltd	4,265
243,775	e	Barnes Group, Inc	7,723
239,364	e*	Beacon Roofing Supply, Inc	4,067
77,466	e	BlueLinx Holdings, Inc	813
2,530		Bobst Group AG.	159
393,922		Boral Ltd	2,924
255,905		BorgWarner, Inc	22,018
71,074		Buhrmann NV	1,090
184,280	e	Building Material Holding Corp	2,615
73,123		Bunzl plc	1,012
658,136	e	Canon Marketing Japan Inc	13,463
59,573		Castle (A.M.) & Co	2,139
2,778,000		China Communications Construction Co Ltd	4,978
483,000	v*	China High Speed Transmission Equipment Group Co Ltd	437
859,000		Citic Pacific Ltd	4,306
1,104,000	*	CMC Magnetics Corp	373
147,719		Compagnie Generale d'Optique Essilor International S.A.	17,594
157,222	e*	Conceptus, Inc	3,045
4,417		Crane Group Ltd	63
2,750		Creative Technology Ltd	14
945,602	*	Cytyc Corp	40,765
4,552,000		Denway Motors Ltd	2,154
130,371	*	Digi International, Inc	1,922
538,800		D-Link Corp	1,277
1,366,000		Dongfeng Motor Group Co Ltd	727
162,563	e*	Drew Industries, Inc	5,387
313,786		Electrocomponents plc	1,647
745,462		Energy Support Corp	1,428
458,974		Finning International, Inc	13,046
104,240	e*	Fortescue Metals Group Ltd	2,978
371,389	e*	Genesis Microchip, Inc	3,476
37,733	*	Glu Mobile, Inc	524

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,445,321		Hagemeyer NV	$12,601
5,100		Hakuto Co Ltd	80
52,363	e*	Hansen Medical, Inc	989
51,600		Hitachi Software Engineering Co Ltd	1,154
89,715	e*	Houston Wire & Cable Co	2,549
668,851		IKON Office Solutions, Inc	10,441
105,056		Imperial Holdings Ltd	2,159
3,856		IMS-Intl Metal Service	183
797,298	*	Ingram Micro, Inc (Class A)	17,309
302,114	*	Insight Enterprises, Inc	6,819
153,051	*	Interline Brands, Inc	3,992
87,925		JD Group Ltd	882
3,137,000		K Wah International Holdings Ltd	1,228
8,273		KCC Corp	3,759
85,854	*	Keystone Automotive Industries, Inc	3,552
845,032	*	Kingboard Laminates Holdings Ltd	785
20,288		Kingspan Group plc	569
1,365,945	e	Kloeckner & Co AG.	98,428
323,747	e	Knight Transportation, Inc	6,274
28,886		Lawson Products, Inc	1,118
105,188		Lewis Group Ltd	915
22,146		LG International Corp	744
248,498	e*	LKQ Corp	6,128
179,062		Martin Marietta Materials, Inc	29,012
26,965	e*	Merge Technologies, Inc	176
46,226	*	MWI Veterinary Supply, Inc	1,844
3,590		Mytilineos Holdings S.A.	180
9,303	*	Navarre Corp	36
26	e	NET One Systems Co Ltd	29
3,486,196		Nissan Motor Co Ltd	37,323
56,594		Orascom Construction Industries	3,700
240,611	e	Owens & Minor, Inc	8,407
663,041	*	Patterson Cos, Inc	24,712
267,740	e	PEP Boys-Manny Moe & Jack	5,398
880,647		Phoenix Precision Technology Corp	1,146
209,089	e	Pool Corp	8,161
518,815	*	PSS World Medical, Inc	9,453
3,138,203		PT Astra International Tbk	5,889
138,348		Rautaruukki Oyj	8,838
365,849		Reliance Steel & Aluminum Co	20,583
65,000	*	Renovo Group plc	263
111,042	*	RSC Holdings, Inc	2,221
161,255	e	Ryerson Tull, Inc	6,071
1,749		Schouw & Co	159
265,865	e*	Securitas Direct AB (B Shares)	717
215,347		Securitas Systems AB (B Shares)	731
45,000		Seika Corp	126
517,325	e	Softbank Corp	11,148
140,653	*	Solera Holdings, Inc	2,726
151,400	e*	Solid Group Holdings Co Ltd	68
3,124,156	e	Sumitomo Corp	56,958
9,000		Tamura Corp	48
5,236,315		Tat Hong Holdings Ltd	7,186
235,958	*	Tech Data Corp	9,075
19,834,975		Test-Rite International Co	12,825
145,648		TMK OAO (GDR)	5,315

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
9,000	g,m,v	TMK OAO (GDR)	$328
60,536	*	TomoTherapy, Inc	1,327
290,000		TPV Technology Ltd	201
224,358	e*	Tyler Technologies, Inc	2,784
2,194	*	UBISOFT Entertainment	116
669,200	e	Ulvac, Inc	24,038
3,622,300		UMW Holdings BHD	13,224
442,205		W.W. Grainger, Inc	41,147
408,815	*	WESCO International, Inc	24,713
428,429		Wesfarmers Ltd	16,589
87,890	e*	West Marine, Inc	1,209
128,720		Wolseley plc	3,089
19,000		Yamazen Corp	141
7,704		Zodiac S.A.	592
		TOTAL WHOLESALE TRADE-DURABLE GOODS	819,933

WHOLESALE TRADE-NONDURABLE GOODS - 0.80%
473,151		Airgas, Inc	22,664
260,008	e*	Akorn, Inc	1,817
10,281,000	*	Alliance Global Group, Inc	1,305
671,441	*	Alliance One International, Inc	6,748
296,604	e*	Allscripts Healthcare Solutions, Inc	7,557
79,708	e	Andersons, Inc	3,613
147,264		AVI Ltd	410
5,455	e	Axfood AB	193
118,731	e*	Bare Escentuals, Inc	4,055
141,028	e*	Beijing Med-Pharm Corp	1,505
160,801		Bidvest Group Ltd	3,262
449,927		Billabong International Ltd	6,831
302,109	e	Brown-Forman Corp (Class B)	22,078
1,630,527		Cardinal Health, Inc	115,180
216,259	e	Casino Guichard Perrachon S.A.	21,867
56,552		Celesio AG.	3,676
179,466	e*	Central European Distribution Corp	6,213
562,000		China Mengniu Dairy Co Ltd	1,939
718,000		China Resources Enterprise	2,700
1,238,000		China Yurun Food Group Ltd	1,384
380		CMIC Co Ltd	92
476,058		Controladora Comercial Mexicana S.A. de C.V.	1,218
56,483	e*	Core-Mark Holding Co, Inc	2,032
1,366,173		Dean Foods Co	43,540
46,529		DS Smith plc	215
276,813		Empresas COPEC S.A.	4,040
900,580	*	Endo Pharmaceuticals Holdings, Inc	30,827
2,234,375		Esprit Holdings Ltd	28,389
3,762,443		Foster's Group Ltd	20,303
142,381	*	Fresh Del Monte Produce, Inc	3,567
15,789		Fyffes plc	19
2,483,645		Gazprom (ADR)	103,278
223,330		GIIR, Inc	3,525
161,408	*	Gildan Activewear, Inc	5,511
30,802	e*	Green Mountain Coffee Roasters, Inc	2,425
237,112	*	Hain Celestial Group, Inc	6,435
24,240		Hanwha Corp	1,409
500,430	*	Henry Schein, Inc	26,738
513,340		Herbalife Ltd	20,354

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
757,480		Idearc, Inc	$26,762
15,665,900		IRPC PCL	2,746
8,800		Itochu Enex Co Ltd	73
45,000	e	Iwatani International Corp	128
59,104		Kenneth Cole Productions, Inc (Class A)	1,460
247,507	e	K-Swiss, Inc (Class A)	7,012
82,504		KT&G Corp	5,804
16,703		LG Fashion Corp	602
2,487,120		Li & Fung Ltd	8,952
78,028	e*	LSB Industries, Inc	1,668
245,000	e	Macquarie Infrastructure Co LLC	10,163
4,338,359		Marubeni Corp	35,688
126,572		Massmart Holdings Ltd	1,542
19,676	e*	Maui Land & Pineapple Co, Inc	723
303,157		Men's Wearhouse, Inc	15,482
3,742,229		Mitsubishi Corp	98,054
292,109		Myers Industries, Inc	6,458
94,657	e	Nash Finch Co	4,685
2,014,241		Nippon Oil Corp	18,708
267,382		Nu Skin Enterprises, Inc (Class A)	4,412
82,966	e*	Nuco2, Inc	2,130
5,617		Oriflame Cosmetics S.A.	264
1,750,989		Orkla ASA	33,015
51,200		Pakistan State Oil Co Ltd	331
77,813	e*	Perry Ellis International, Inc	2,503
3,097		Pescanova S.A.	159
279,300		Petronas Dagangan BHD	648
404,636		Reliance Industries Ltd	16,938
950		Samsung Fine Chemicals Co Ltd	37
1,166,600		San Miguel Corp (Class B)	2,069
48,900	e	San-A Co Ltd	1,444
146,251	*	School Specialty, Inc	5,183
2,700,000	e	Sigma Pharmaceuticals Ltd	4,845
4,862,000		Sinochem Hong Kong Holding Ltd	3,440
59,067	e	Societe BIC S.A.	4,350
208,587	e*	Source Interlink Cos, Inc	1,039
109,302		Spar Group Ltd	818
141,661		Spartan Stores, Inc	4,662
238,807		Stride Rite Corp	4,838
201,380		Suzuken Co Ltd	6,291
2,923,337		Sysco Corp	96,441
580,321	e*	Terra Industries, Inc	14,752
855,000		Thai Union Frozen Products PCL	612
100,535		Tiger Brands Ltd	2,573
146,274	e*	Tractor Supply Co	7,614
94,000		Tsingtao Brewery Co Ltd	228
1,276,000		Unilever Indonesia Tbk PT	947
2,157,228	e	Unilever NV	66,947
370,000		Unilever NV	11,477
1,549,000		Uni-President Enterprises Corp	1,551
236,173	e*	United Natural Foods, Inc	6,277
160,290	*	United Stationers, Inc	10,682
48,998	e	Valhi, Inc	799
74,824	e*	Volcom, Inc	3,751
12,200		Wimm-Bill-Dann Foods OJSC (ADR)	1,269
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,110,960

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)

		TOTAL COMMON STOCKS			$138,913,527
		(Cost $114,769,693)

WARRANTS - 0.00%**

COMMUNICATIONS - 0.00%**
81,197	*	Lucent Technologies, Inc (Expires 12/10/07)			14
		TOTAL COMMUNICATIONS			14

GENERAL BUILDING CONTRACTORS - 0.00%**
13,500	*	China Overseas Land & Investment Ltd (Expires 07/18/07)			13
		TOTAL GENERAL BUILDING CONTRACTORS			13

HOTELS AND OTHER LODGING PLACES - 0.00%**
1,397,640	v*	Minor International PCL (Expires 03/29/08)			301
		TOTAL HOTELS AND OTHER LODGING PLACES			301

NONDEPOSITORY INSTITUTIONS - 0.00%**
27,401	m,v*	Imperial Credit Industries (Expires 01/31/08)			-	^
		TOTAL NONDEPOSITORY INSTITUTIONS			-	^

REAL ESTATE - 0.00%**
196,459	*	Cheuk Nang Holdings Ltd (Expires 04/30/08)			58
		TOTAL REAL ESTATE			58

		TOTAL WARRANTS			386
		(Cost $0)

PRINCIPAL

SHORT-TERM INVESTMENTS - 6.46%

CERTIFICATE OF DEPOSITS - 0.22%
$ 50,000,000	Abbey National plc	5.298%	07/13/07	49,999
25,000,000	First Tennessee Bank NA	5.290	07/09/07	25,000
50,000,000	First Tennessee Bank NA	5.300	07/23/07	50,001
100,000,000	Rabobank Nederland	5.240	09/06/07	99,967
50,000,000	Toronto Dominion Bank	5.290	07/30/07	49,997
36,900,000	UBS Finance, (Delaware), Inc	5.300	07/20/07	36,899
	TOTAL CERTIFICATE OF DEPOSITS			311,863

COMMERCIAL PAPER - 2.19%
50,000,000	Abbey National North America LLC	0.000	07/30/07	49,795
40,000,000	Abbott Laboratories, Inc	0.000	07/06/07	39,976
40,600,000	Abbott Laboratories, Inc	0.000	07/12/07	40,540
40,000,000	American Honda Finance Corp	0.000	07/05/07	39,982
50,000,000	American Honda Finance Corp	0.000	07/24/07	49,838
50,000,000	AT&T, Inc	0.000	08/06/07	49,743
40,000,000	Atlantis One Funding Corp	0.000	07/12/07	39,940
17,971,000	Atlantis One Funding Corp	0.000	08/14/07	17,857
41,600,000	BMW US Capital Corp	0.000	07/25/07	41,459
100,000,000	Cargill Global Funding plc	0.000	07/02/07	100,000
50,000,000	Caterpillar, Inc	0.000	07/06/07	49,970
33,594,000	CC (USA), Inc	0.000	07/23/07	33,489
50,000,000	CC (USA), Inc	0.000	07/24/07	49,837

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
80,000,000	Ciesco LLC	0.000%	08/14/07	$79,491
75,000,000	Citigroup Funding, Inc	0.000	07/19/07	74,813
50,000,000	Coca-Cola Co	0.000	07/11/07	49,933
35,000,000	Coca-Cola Co	0.000	07/27/07	34,871
50,000,000	Corporate Asset Funding Corp, Inc	0.000	07/10/07	49,940
50,000,000	Corporate Asset Funding Corp, Inc	0.000	08/01/07	49,778
100,000,000	Danske Corp	0.000	08/01/07	99,562
100,000,000	Dexia	0.000	09/05/07	99,054
40,000,000	Dorada Finance, Inc	0.000	07/10/07	39,952
25,000,000	Dorada Finance, Inc	0.000	08/13/07	24,845
50,000,000	Eaton Corp	0.000	07/09/07	49,948
39,954,000	Edison Asset Securitization LLC	0.000	07/26/07	39,811
50,000,000	Edison Asset Securitization LLC	0.000	09/04/07	49,528
43,800,000	Emerson Electric Co	0.000	07/25/07	43,652
50,000,000	Fairway Finance Corp	0.000	07/23/07	49,844
50,000,000	Fairway Finance Corp	0.000	08/03/07	49,762
50,000,000	Govco LLC	0.000	07/19/07	49,873
50,000,000	Govco LLC	0.000	08/03/07	49,763
12,000,000	Grampian Funding LLC	0.000	07/23/07	11,962
50,000,000	Grampian Funding LLC	0.000	07/31/07	49,784
50,000,000	Greyhawk Funding LLC	0.000	07/02/07	50,000
50,000,000	Greyhawk Funding LLC	0.000	10/02/07	49,323
50,000,000	Harrier Finance Funding LLC	0.000	07/20/07	49,866
23,000,000	HBOS Treasury Services plc	0.000	07/02/07	23,000
20,400,000	Hershey Co	0.000	07/16/07	20,358
30,000,000	Hershey Co	0.000	07/23/07	29,907
45,000,000	Hewlett-Packard Co	0.000	07/11/07	44,940
40,000,000	Hewlett-Packard Co	0.000	07/16/07	39,917
48,600,000	Honeywell International	0.000	07/24/07	48,443
50,000,000	ING US Funding LLC	0.000	07/26/07	49,824
50,000,000	International Business Machines Corp	0.000	07/09/07	49,948
40,000,000	JPMorgan Chase & Co	0.000	07/10/07	39,953
50,000,000	Kitty Hawk Funding Corp	0.000	07/30/07	49,792
45,000,000	McGraw-Hill, Inc	0.000	08/28/07	44,621
40,000,000	Nestle Capital Corp	0.000	07/23/07	39,877
49,000,000	Old Line Funding LLC	0.000	07/02/07	49,000
50,000,000	Old Line Funding LLC	0.000	07/27/07	49,814
10,000,000	Pepsico, Inc	0.000	07/19/07	9,975
50,000,000	Pepsico, Inc	0.000	07/20/07	49,867
80,885,000	Pitney Bowes, Inc	0.000	07/12/07	80,765
40,000,000	PNC Bank	0.000	09/27/07	39,486
20,000,000	Private Export Funding Corp	0.000	07/10/07	19,976
50,000,000	Procter & Gamble International	0.000	07/18/07	49,882
25,000,000	Ranger Funding Co LLC	0.000	07/17/07	24,944
50,000,000	Ranger Funding Co LLC	0.000	08/01/07	49,778
50,000,000	Sedna Finance, Inc	0.000	07/05/07	49,978
25,000,000	Sheffield Receivables Corp	0.000	07/12/07	24,963
32,000,000	Sheffield Receivables Corp	0.000	07/16/07	31,933
50,000,000	Sigma Finance, Inc	0.000	07/03/07	49,993
25,000,000	UBS Finance, (Delaware), Inc	0.000	07/20/07	24,934
4,445,000	UBS Finance, (Delaware), Inc	0.000	07/24/07	4,431
75,000,000	Variable Funding Capital Corp	0.000	07/09/07	74,921
37,000,000	Yorktown Capital LLC	0.000	07/02/07	37,000
50,000,000	Yorktown Capital LLC	0.000	07/05/07	49,978
	TOTAL COMMERCIAL PAPER			3,049,979

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.21%
		Federal National Mortgage Association
150,000,000		(FNMA)	0.000%	07/03/07	$149,979
31,300,000		(FNMA)	0.000	07/10/07	31,264
169,090,000		(FNMA)	0.000	07/11/07	168,874
50,000,000		(FNMA)	0.000	07/18/07	49,887
52,791,000		(FNMA)	0.000	07/25/07	52,619
45,000,000		(FNMA)	0.000	07/27/07	44,841
98,777,000		(FNMA)	0.000	08/01/07	98,357
60,111,000		(FNMA)	0.000	08/08/07	59,796
49,598,000		(FNMA)	0.000	08/15/07	49,289
41,308,000		(FNMA)	0.000	09/19/07	40,846
100,000,000		(FNMA)	0.000	10/10/07	98,586
11,770,000		Federal Farm Credit Bank (FFCB)	0.000	07/11/07	11,755
200,000,000		Federal Home Loan Bank (FHLB)	0.000	07/05/07	199,915
42,000,000		(FHLB)	0.000	07/06/07	41,976
498,618,000		(FHLB)	0.000	07/13/07	497,841
49,000,000		(FHLB)	0.000	07/18/07	48,889
309,879,000		(FHLB)	0.000	07/20/07	309,089
44,447,000		(FHLB)	0.000	07/27/07	44,289
150,000,000		(FHLB)	0.000	09/04/07	149,952

150,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	07/02/07	150,000
25,780,000		(FHLMC)	0.000	07/09/07	25,754
118,180,000		(FHLMC)	0.000	07/16/07	117,946
50,000,000		(FHLMC)	0.000	07/25/07	49,837
115,000,000		(FHLMC)	0.000	07/30/07	114,544
8,100,000		(FHLMC)	0.000	08/06/07	8,060
200,000,000		(FHLMC)	0.000	08/17/07	198,696
50,000,000		(FHLMC)	0.000	09/04/07	49,547
100,000,000		(FHLMC)	0.000	09/14/07	98,952
125,435,000		(FHLMC)	0.000	09/17/07	124,067
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			3,085,447

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 0.22%
100,000,000	i	Federal Farm Credit Bank (FFCB)	5.200	04/17/08	99,997
50,000,000	i	(FFCB)	5.210	05/13/08	49,997
100,000,000	i	(FFCB)	5.210	06/13/08	100,000
50,000,000	i	(FFCB)	5.200	07/28/08	49,993
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			299,987

VARIABLE NOTES - 0.34%
50,000,000	i	American Express Bank FSB	5.290	12/13/07	49,996
50,000,000	i	Bank of Nova Scotia	5.265	12/31/07	50,013
50,000,000	g,i	Beta Finance, Inc	5.325	07/16/08	49,982
50,000,000	g,i	Harrier Finance Funding US LLC	5.320	02/21/08	50,011
25,000,000	g,i	Links Finance LLC	5.295	01/11/08	25,000
50,000,000	g,i	Sedna Finance, Inc	5.323	01/11/08	50,000
50,000,000	g,i	Sigma Finance, Inc	5.333	07/15/08	49,985
50,000,000	i	Societe Generale	5.328	07/24/07	49,998
50,000,000	i	Toronto Dominion Bank	5.320	07/11/07	49,999
50,000,000	i	Wells Fargo & Co	5.370	03/10/08	50,034
		TOTAL VARIABLE NOTES			475,018

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

		VALUE
SHARES		(000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.28%
1,792,950,925	State Street Navigator Securities Lending Prime Portfolio	$1,792,951
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	1,792,951

	TOTAL SHORT-TERM INVESTMENTS	9,015,245
	(Cost $9,014,573)
	(includes $8,913,951 of cash collateral for securities on loan)

	TOTAL PORTFOLIO - 106.05%	148,041,467
	(Cost $123,897,384)
	OTHER ASSETS & LIABILITIES, NET - (6.05%)	(8,450,724)

	NET ASSETS - 100.00%	$139,590,743

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
SPDR	Standard & Poor's Depository Receipt

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
a	Affiliated Holding.
b	In bankruptcy.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2007, the value of these securities amounted to $226,286,713 or 0.16% of net assets.
i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2007.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Companies in which the Account held 5% or more of the outstanding voting shares are considered
"affiliated companies" of the Account pursuant to the Investment Company Act of 1940. Additionally,
investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND TRANSACTIONS WITH AFFILIATED COMPANIES-STOCK ACCOUNT JANUARY 1, 2007 - JUNE 30, 2007
	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2006	Cost	Proceeds	Gain/(Loss)	Income	Expense	June 30, 2007	June 30, 2007

Adams Respiratory Therapeutics, Inc	$ **	$-	$ 25,951,977	$(3,466,463)	$-	$-	-	*
Digital Garage, Inc	20,717,415	$ 791,878	-	-	-	-	11,731	$14,821,450
First NIS Regional Fund SICAV	15,984	-	-	-	-	-	1,598,400	15,984
GEA Group AG.	214,534,602	-	17,534,262	3,755,113	-	-	-	*
Healthsouth Corp	107,190,966	53,263,745	5,886,403	(1,958,309)	7	-	6,571,793	119,015,171
Information Development Co	3,311,591	-	-	-	62,793	4,396	427,900	2,674,733
Intelligent Wave, Inc	13,702,752	306,708	108,993	(47,958)	-	-	16,201	9,094,990
Lone Star Technologies, Inc	91,076,783	136,552	35,527,830	(4,467,603)	-	-	-	*
Playmates Holdings Ltd	11,693,577	108,871	744,051	(472,314)	687,589	-	-	*
Risa Partners, Inc	30,190,446	762,178	4,857,432	1,372,890	-	-	-	*
Shanghai Forte Land Co	32,443,552	16,385	9,669,700	2,664,709	-	-	-	*
Solomon Systech International Ltd	25,687,764	1,854,197	10,126,317	(5,751,498)	-	-	-	*
		$57,240,514	$ 110,406,965	$(8,371,433)	$750,389	$4,396		$145,622,328

*	Not an Affiliate as of June 30, 2007
**	Not an Affiliate as of December 31, 2006

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	COLLEGE RETIREMENT EQUITIES FUND
	STOCK ACCOUNT
	Summary of Market Values by Country (Unaudited)
	June 30, 2007
			% OF
			MARKET
		VALUE	VALUE
DOMESTIC
UNITED STATES		$112,856,064,478	76.23%
TOTAL DOMESTIC		112,856,064,478	76.23

FOREIGN
ARGENTINA		5,042,953	0.00
AUSTRALIA		1,447,960,542	0.98
AUSTRIA		296,691,808	0.20
BELGIUM		357,623,633	0.24
BRAZIL		293,478,121	0.20
CANADA		2,472,484,283	1.67
CAYMAN ISLANDS		81,942,026	0.06
CHILE		33,370,889	0.02
CHINA		51,059,813	0.03
COLUMBIA		4,251,157	0.00
CROATIA		7,466,415	0.01
CZECH REPUBLIC		14,964,283	0.01
DENMARK		137,406,664	0.09
EGYPT		14,960,808	0.01
FINLAND		592,333,415	0.40
FRANCE		3,782,891,468	2.56
GERMANY		3,416,356,195	2.31
GREECE		64,480,995	0.04
HONG KONG		831,679,336	0.56
HUNGARY		14,898,479	0.01
INDIA		202,086,493	0.14
INDONESIA		63,126,965	0.04
IRELAND		176,466,855	0.12
ISRAEL		210,704,155	0.14
ITALY		1,175,353,601	0.79
JAPAN		5,934,348,846	4.01
JORDAN		1,507,936	0.00
KAZAKHSTAN		26,256,485	0.02
LUXEMBOURG		58,412,150	0.04
MALAYSIA		172,977,061	0.12
MEXICO		142,189,830	0.10
MOROCCO		5,875,087	0.00
NETHERLANDS		1,372,438,228	0.93
NEW ZEALAND		57,130,487	0.04
NORWAY		323,066,039	0.22
PAKISTAN		4,283,465	0.00
PERU		12,546,264	0.01
PHILIPPINES		67,532,264	0.05
POLAND		37,072,941	0.03
PORTUGAL		47,833,014	0.03
REPUBLIC OF KOREA		376,605,390	0.25
RUSSIA		370,182,208	0.25
SINGAPORE		454,014,402	0.31
SOUTH AFRICA		174,776,155	0.12
SPAIN		768,080,238	0.52
SWEDEN		539,451,225	0.36
SWITZERLAND		2,143,541,726	1.45
TAIWAN (REPUBLIC OF CHINA)		370,308,677	0.25
THAILAND		92,504,504	0.06
TURKEY		28,794,039	0.02
UNITED KINGDOM		5,854,592,674	3.95
TOTAL FOREIGN		35,185,402,687	23.77
TOTAL PORTFOLIO		$148,041,467,165	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2007

			VALUE
SHARES			(000)

COMMON STOCKS - 99.25%

AGRICULTURAL SERVICES - 0.02%
103,294		Yara International ASA	$3,097
		TOTAL AGRICULTURAL SERVICES	3,097

AMUSEMENT AND RECREATION SERVICES - 1.06%
72,601	*	Activision, Inc	1,356
329,652	e	Aristocrat Leisure Ltd	4,008
4,863	e*	bwin Interactive Entertainment	160
11,432,000	*	Galaxy Entertainment Group Ltd	11,142
64,983		Harrah's Entertainment, Inc	5,540
167,549		Ladbrokes plc	1,449
6,715,000	*	Leisure & Resorts World Corp	537
20,240	e	Lottomatica S.p.A.	803
26,000	e*	Marvel Entertainment, Inc	662
6,646,000		NagaCorp Ltd	1,858
275,268		Nintendo Co Ltd	100,430
51,856		OPAP S.A.	1,832
11,601		Oriental Land Co Ltd	606
20,776		Paddy Power plc	648
265,478		PartyGaming plc	163
100,697	*	Penn National Gaming, Inc	6,051
426,748	e	Publishing & Broadcasting Ltd	7,072
101,505		Rank Group plc	380
80		Round One Corp	145
45,444		Sega Sammy Holdings, Inc	735
85,694		Sky City Entertainment Group Ltd	336
112,473	e	TABCORP Holdings Ltd	1,634
867,676		Tattersall's Ltd	3,451
861,104		Walt Disney Co	29,398
94,203		William Hill plc	1,156
		TOTAL AMUSEMENT AND RECREATION SERVICES	181,552

APPAREL AND ACCESSORY STORES - 0.46%
48,372		Abercrombie & Fitch Co (Class A)	3,530
61,600	*	Aeropostale, Inc	2,567
117,880		American Eagle Outfitters, Inc	3,025
12,528		Aoyama Trading Co Ltd	385
229,000	*	Belle International Holdings Ltd	253
117,444		Burberry Group plc	1,609
45,480	e*	Chico's FAS, Inc	1,107
12,294		Fast Retailing Co Ltd	875
39,888		Foot Locker, Inc	870
1,053,140		Gap, Inc	20,115
444,061		Giordano International Ltd	219
26,186	*	Hanesbrands, Inc	708
272,489		Hennes & Mauritz AB (B Shares)	16,111
64,810		Inditex S.A.	3,815

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
221,642	*	Kohl's Corp	$15,743
92,916		Limited Brands, Inc	2,551
59,800		Nordstrom, Inc	3,057
388,000		Ports Design Ltd	1,091
36,505		Ross Stores, Inc	1,124
		TOTAL APPAREL AND ACCESSORY STORES	78,755

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
298,200		Asics Corp	3,685
758		Benetton Group S.p.A.	13
42,737		Gunze Ltd	250
75,255		Jones Apparel Group, Inc	2,126
26,082	e	Liz Claiborne, Inc	973
645,495		Mitsubishi Rayon Co Ltd	4,598
509,636		Nisshinbo Industries, Inc	7,118
30,152		Onward Kashiyama Co Ltd	385
21,538		Polo Ralph Lauren Corp	2,113
4,926		Shimamura Co Ltd	526
157,000	v*	Stella International Holdings Ltd	311
145,659		Toyobo Co Ltd	417
47,678		VF Corp	4,366
23,627		Wacoal Holdings Corp	291
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	27,172

AUTO REPAIR, SERVICES AND PARKING - 0.04%
44,342		Aisin Seiki Co Ltd	1,627
161,700	*	Hertz Global Holdings, Inc	4,296
24,751		NOK Corp	523
21,200	e	Park24 Co Ltd	213
37,702		Sumitomo Rubber Industries, Inc	450
		TOTAL AUTO REPAIR, SERVICES AND PARKING	7,109

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.13%
26,260		Advance Auto Parts	1,064
39,772	e*	Autonation, Inc	893
38,653	*	Autozone, Inc	5,281
34,935		Canadian Tire Corp (Class A)	2,757
55,424	*	Carmax, Inc	1,413
117,630		Inchcape plc	1,173
49,912		Jardine Cycle & Carriage Ltd	513
305,596		Suzuki Motor Corp	8,678
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	21,772

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.32%
32,853	e	Fastenal Co	1,375
96,279		Grafton Group plc	1,374
898,732		Home Depot, Inc	35,365
624,505		Kingfisher plc	2,829
376,596		Lowe's Cos, Inc	11,558
50,341	*	RONA, Inc	1,051
30,905		Travis Perkins plc	1,173
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	54,725

BUSINESS SERVICES - 4.09%
395,712		Accenture Ltd (Class A)	16,972
49	e*	Access Co Ltd	148

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
8,190	e	Acciona S.A.	$2,228
19,969		Acxiom Corp	528
31,661	e	Adecco S.A.	2,449
779,725	*	Adobe Systems, Inc	31,306
218,904		Aegis Group plc	600
27,516	*	Affiliated Computer Services, Inc (Class A)	1,561
65,538		Aggreko plc	751
50,732	e*	Akamai Technologies, Inc	2,468
7,386		Asatsu-DK, Inc	250
16,950	*	Atos Origin S.A.	1,064
81,742	*	Autodesk, Inc	3,848
307,895		Automatic Data Processing, Inc	14,924
83,688		Autostrade S.p.A.	2,779
37,091	*	Avis Budget Group, Inc	1,054
241,498	*	BEA Systems, Inc	3,306
213,341	*	BMC Software, Inc	6,464
23,841	*	Business Objects S.A.	931
150,773		CA, Inc	3,894
233,276	e*	Cadence Design Systems, Inc	5,123
31,564		Cap Gemini S.A.	2,308
35,575	*	Ceridian Corp	1,245
276,738	*	CGI Group, Inc (Class A)	3,104
19,162	e*	Checkfree Corp	770
28,816	*	ChoicePoint, Inc	1,223
68,404	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	1,087
46,746	*	Citrix Systems, Inc	1,574
36,997	*	Cognizant Technology Solutions Corp (Class A)	2,778
39,601	*	Cognos, Inc	1,579
375,925	*	Computer Sciences Corp	22,236
833,534		Computershare Ltd	7,953
474,955	e*	Compuware Corp	5,633
161,672	*	Convergys Corp	3,919
14,594		CSK Holdings Corp	514
44,229	e	Ctrip.com International Ltd (ADR)	3,478
14,179	e	Dassault Systemes S.A.	894
28,000		Deluxe Corp	1,137
450		Dentsu, Inc	1,276
13,808	*	DST Systems, Inc	1,094
170,000	e*	DynCorp International, Inc (Class A)	3,738
291	e	eAccess Ltd	174
396,955	*	eBay, Inc	12,774
80,521	*	Electronic Arts, Inc	3,810
295,928		Electronic Data Systems Corp	8,206
22,408	e*	Elpida Memory, Inc	984
52,541		Equifax, Inc	2,334
137,240	*	Expedia, Inc	4,020
285,914		Experian Group Ltd	3,598
49,240		Fidelity National Information Services, Inc	2,673
134,259		First Choice Holidays plc	853
458,765		First Data Corp	14,988
43,340	*	Fiserv, Inc	2,462
191,592	e*	Focus Media Holding Ltd (ADR)	9,675
6,587		FUJI SOFT, Inc	155
431,406		Fujitsu Ltd	3,178
1,784	e	Getronics NV	13
12,931	*	Getty Images, Inc	618

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
45,015		GN Store Nord	$531
278	e	Goodwill Group, Inc	96
83,152	*	Google, Inc (Class A)	43,520
306,643		Group 4 Securicor plc	1,293
2,059		Gruppo Editoriale L'Espresso S.p.A.	11
5,575		Hakuhodo DY Holdings, Inc	368
976,286		Hays plc	3,335
4,707,728		Huabao International Holdings Ltd	4,546
49,797		IMS Health, Inc	1,600
40,591	e	Indra Sistemas S.A.	1,012
59,299		Infosys Technologies Ltd	2,806
114,466	e*	Interpublic Group of Cos, Inc	1,305
117,357	e*	Intuit, Inc	3,530
48,057	e*	Iron Mountain, Inc	1,256
639,064	*	Juniper Networks, Inc	16,085
50,000	e*	Kinetic Concepts, Inc	2,599
223	e*	KK DaVinci Advisors	195
21,588		Konami Corp	496
20,914	e	Lamar Advertising Co (Class A)	1,313
407,543		LogicaCMG plc	1,235
43,544		Manpower, Inc	4,016
22,300	e	Mastercard, Inc (Class A)	3,699
88,800	*	McAfee, Inc	3,126
88,579		Michael Page International plc	931
4,227,447		Microsoft Corp	124,583
128,302		Misys plc	601
77,419		Mitsubishi UFJ Lease & Finance Co Ltd	3,477
30,487	*	Monster Worldwide, Inc	1,253
25,887	e*	NAVTEQ Corp	1,096
469,328		NEC Corp	2,416
24,910		Nomura Research Institute Ltd	733
262,000	*	Novell, Inc	2,041
1,834		NTT Data Corp	8,701
1,527		Obic Co Ltd	302
120,258		Omnicom Group, Inc	6,364
21,495	*	Open Text Corp	471
1,956,726	*	Oracle Corp	38,567
8,603	e	Oracle Corp Japan	380
3,400		Otsuka Corp	322
598,300		POS Malaysia & Services Holdings BHD	725
15,729	e	Promotora de Informaciones S.A.	345
23,100		Public Power Corp	651
19,006		Rakuten, Inc	6,390
13,295		Randstad Holdings NV	1,052
12,900		Ritchie Bros Auctioneers, Inc	810
41,419		Robert Half International, Inc	1,512
346,390		Sage Group plc	1,623
425,741		SAP AG.	21,767
48,713		Secom Co Ltd	2,298
78,489		Securitas AB (B Shares)	1,242
74,044	e	ServiceMaster Co	1,145
1,116		SGS S.A.	1,320
528,087		Singapore Post Ltd	439
5,263		Societe Des Autoroutes Paris-Rhin-Rhone	535
47,673,611		Solomon Systech International Ltd	6,819
26,000		Sotheby's	1,197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
81,000		Square Enix Co Ltd	$2,046
1,800,715	*	Sun Microsystems, Inc	9,472
90,791	*	Synopsys, Inc	2,400
255,000		Tencent Holdings Ltd	1,025
267,563		Tietoenator Oyj	8,597
8,026		TIS, Inc	184
23,851		Trend Micro, Inc	770
88,508	*	Unisys Corp	809
81,300		United Internet AG.	1,684
5,392		USS Co Ltd	343
85,123	*	VeriSign, Inc	2,701
422,646		Waste Management, Inc	16,504
3,779,842		WPP Group plc	56,533
3,066		Yahoo! Japan Corp	1,039
686,757	*	Yahoo!, Inc	18,632
		TOTAL BUSINESS SERVICES	703,523

CHEMICALS AND ALLIED PRODUCTS - 8.06%
1,007,998		Abbott Laboratories	53,978
163,271	e*	Adams Respiratory Therapeutics, Inc	6,431
111,754	*	Agrium, Inc	4,898
225,388		Air Liquide	29,576
162,857		Air Products & Chemicals, Inc	13,089
911,831		Akzo Nobel NV	78,709
6,383		Alfresa Holdings Corp	446
18,691	e	Altana AG.	452
710,433	*	Amgen, Inc	39,280
273,093		Asahi Kasei Corp	1,794
122,483		Astellas Pharma, Inc	5,328
256,161		AstraZeneca plc	13,728
151,700		AstraZeneca plc (ADR)	8,113
25,393		Avery Dennison Corp	1,688
115,476		Avon Products, Inc	4,244
25,000	*	Barr Pharmaceuticals, Inc	1,256
170,853		BASF AG.	22,350
24,415		Beiersdorf AG.	1,738
121,732	e*	Biogen Idec, Inc	6,513
64,781	*	Biovail Corp International	1,651
793,979		Bristol-Myers Squibb Co	25,058
83,700		Celanese Corp (Series A)	3,246
15,645	e*	Cephalon, Inc	1,258
47,500		CF Industries Holdings, Inc	2,845
17,128	*	Charles River Laboratories International, Inc	884
64,864	e	Chugai Pharmaceutical Co Ltd	1,165
16,988	e	Ciba Specialty Chemicals AG.	1,104
53,222		Clariant AG.	861
54,358		Clorox Co	3,376
282,434		Colgate-Palmolive Co	18,316
128,870		CSL Ltd	9,593
232,511		Cytec Industries, Inc	14,827
59,630		Daicel Chemical Industries Ltd	388
161,579		Daiichi Sankyo Co Ltd	4,287
145,010		Dainippon Ink and Chemicals, Inc	559
341,276		Dow Chemical Co	15,091
239,363		DSM NV	11,789
460,221		Du Pont (E.I.) de Nemours & Co	23,398

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
49,042		Ecolab, Inc	$2,094
58,370		Eisai Co Ltd	2,549
178,291	*	Elan Corp plc	3,881
31,400	*	Elan Corp plc (ADR)	689
264,939		Eli Lilly & Co	14,805
81,820		Estee Lauder Cos (Class A)	3,724
32,100		FMC Corp	2,869
497,248	*	Genentech, Inc	37,622
173,762	*	Genzyme Corp	11,190
537,154	*	Gilead Sciences, Inc	20,825
1,855,506		GlaxoSmithKline plc	48,336
11,735		H Lundbeck A/S	297
32,304		Haw Par Corp Ltd	162
49,689	e	Henkel KGaA	2,618
23,952		Hitachi Chemical Co Ltd	542
139,302	*	Hospira, Inc	5,438
88,000		Huntsman Corp	2,139
318,030		Imperial Chemical Industries plc	3,956
20,774		International Flavors & Fragrances, Inc	1,083
16,773	e*	Invitrogen Corp	1,237
297,600		Ipsen	15,270
41,459		JSR Corp	1,000
48,480		Kansai Paint Co Ltd	424
120,757		Kao Corp	3,127
676,500	e*	Keryx Biopharmaceuticals, Inc	6,609
55,200	*	King Pharmaceuticals, Inc	1,129
669,807		Kingboard Chemical Holdings Ltd	3,083
7,383		Kose Corp	209
84,087		Kuraray Co Ltd	986
155,736		Kyowa Hakko Kogyo Co Ltd	1,470
32,619		Linde AG.	3,924
10,703		Lonza Group AG.	982
103,261	e	L'Oreal S.A.	12,205
18,200		Lubrizol Corp	1,175
50,792		Lupin Ltd	913
80,272		Lyondell Chemical Co	2,980
33,212		Mediceo Paltac Holdings Co Ltd	509
938,401		Merck & Co, Inc	46,732
168,193	e	Merck KGaA	23,012
46,773		Methanex Corp	1,161
80,967	*	Millennium Pharmaceuticals, Inc	856
303,994		Mitsubishi Chemical Holdings Corp	2,791
89,445		Mitsubishi Gas Chemical Co, Inc	816
176,678		Monsanto Co	11,933
32,300	*	Mosaic Co	1,260
22,600	*	NBTY, Inc	976
34,792		Nippon Kayaku Co Ltd	276
28,572		Nippon Shokubai Co Ltd	254
33,455		Nissan Chemical Industries Ltd	394
36,907		Nova Chemicals Corp	1,319
1,031,283		Novartis AG.	57,897
80,000		Novartis AG. (ADR)	4,486
55,917		Novo Nordisk A/S (Class B)	6,082
10,711		Novozymes A/S (B Shares)	1,241
7,825	e	Omega Pharma S.A.	677
19,036		Orion Oyj (Class B)	476

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
30,189	e*	PDL BioPharma, Inc	$703
3,236,715		Pfizer, Inc	82,763
226,343		PPG Industries, Inc	17,227
83,823		Praxair, Inc	6,034
1,344,567		Procter & Gamble Co	82,274
260,440		Ranbaxy Laboratories Ltd	2,274
792,684		Reckitt Benckiser plc	43,396
581,661		Roche Holding AG.	103,062
111,788		Rohm & Haas Co	6,113
252,388		Sanofi-Aventis	20,390
17,065		Santen Pharmaceutical Co Ltd	416
71,400	e	Sawai Pharmaceutical Co Ltd	2,461
80,698		Sherwin-Williams Co	5,364
321,047		Shin-Etsu Chemical Co Ltd	22,922
69,073		Shionogi & Co Ltd	1,126
80,148		Shiseido Co Ltd	1,711
253,826		Showa Denko KK	918
88,874		Sigma-Aldrich Corp	3,792
799,256		SSL International plc	6,981
362,982		Sumitomo Chemical Co Ltd	2,436
130,325		Symbion Health Ltd	450
24,956		Syngenta AG.	4,865
34,154		Taisho Pharmaceutical Co Ltd	678
64,897		Taiyo Nippon Sanso Corp	502
196,797		Takeda Pharmaceutical Co Ltd	12,713
49,895		Tanabe Seiyaku Co Ltd	593
193,807		Teijin Ltd	1,060
1,703,250		Teva Pharmaceutical Industries Ltd (ADR)	70,259
302,000	e*	Theravance, Inc	9,664
669,500	e	Tokai Carbon Co Ltd	6,264
49,693	e	Tokuyama Corp	646
199,300	e*	Tongjitang Chinese Medicines Co (ADR)	2,242
308,521		Toray Industries, Inc	2,280
111,647		Tosoh Corp	619
41,181	e	UCB S.A.	2,436
177,657	e*	Vertex Pharmaceuticals, Inc	5,074
606,214		Wyeth	34,760
33,226	e	Zeltia S.A.	312
37,798		Zeon Corp	402
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,386,179

COAL MINING - 0.25%
36,524	e	Arch Coal, Inc	1,271
5,088,000	*	China Coal Energy Co	7,639
47,420		Consol Energy, Inc	2,187
63,079		Fording Canadian Coal Trust	2,072
279,798		Gloucester Coal Ltd	1,201
20,336		Massey Energy Co	542
572,310		Peabody Energy Corp	27,688
		TOTAL COAL MINING	42,600

COMMUNICATIONS - 4.55%
2,653,089		Advanced Info Service PCL	6,645
239,985		Alltel Corp	16,211
147,782	*	American Tower Corp (Class A)	6,207
20,000	e*	Anixter International, Inc	1,504

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
23,282	e*	Antena 3 de Television S.A.	$484
2,708,681		AT&T, Inc	112,410
259,798	*	Avaya, Inc	4,375
447,318	e	BCE, Inc	16,940
2,299,800		BEC World PCL	1,533
61,547		Belgacom S.A.	2,724
26,600		Brasil Telecom Participacoes S.A. (ADR)	1,608
303,799		British Sky Broadcasting plc	3,895
2,909,373		BT Group plc	19,363
614,082		Cable & Wireless plc	2,385
79,922	*	Cablevision Systems Corp (Class A)	2,892
103,958		Carphone Warehouse Group plc	683
32,500		CenturyTel, Inc	1,594
362,500		China Mobile Hong Kong Ltd	3,900
38,944		Citadel Broadcasting Corp	251
138,850		Clear Channel Communications, Inc	5,251
700,215	*	Comcast Corp (Class A)	19,690
115,907	*	Comcast Corp (Special Class A)	3,241
26,759		Cosmote Mobile Telecommunications S.A.	826
118,647	*	Crown Castle International Corp	4,303
868,484	e	Deutsche Telekom AG.	15,995
263,100		Digi.Com BHD	1,755
344,078	*	DIRECTV Group, Inc	7,952
203,625	*	EchoStar Communications Corp (Class A)	8,831
109,287		Elisa Oyj	2,979
72,749		Embarq Corp	4,610
546,757	e	France Telecom S.A.	14,996
117		Fuji Television Network, Inc	235
8,642		Gestevision Telecinco S.A.	245
80,750		Globe Telecom, Inc	2,367
125,496		Hellenic Telecommunications Organization S.A.	3,890
5,068		Hikari Tsushin, Inc	213
451,405		Hutchison Telecommunications International Ltd	581
73,170	*	IAC/InterActiveCorp	2,532
562,723	*	Idea Cellular Ltd	1,721
485		Internet Initiative Japan Inc	1,636
1,036,336		ITV plc	2,365
2,388	*	Jupiter Telecommunications Co	1,973
1,615		KDDI Corp	11,964
287,500	e*	Level 3 Communications, Inc	1,682
131,327	e*	Liberty Global, Inc (Class A)	5,390
20,084	e*	Liberty Global, Inc (Series C)	789
89,442	*	Liberty Media Corp - Capital (Series A)	10,526
231,411	*	Liberty Media Holding Corp (Interactive A)	5,167
15,184	e	M6-Metropole Television	494
150,000	e	Manitoba Telecom Services, Inc	6,603
229,588		Mediaset S.p.A.	2,372
34,300	*	Mobile TeleSystems (ADR)	2,078
11,614	e	Mobistar S.A.	989
13,091		Modern Times Group AB (B Shares)	844
226,406	e	News Corp (Class B)	5,214
37,478	*	NII Holdings, Inc	3,026
1,201		Nippon Telegraph & Telephone Corp	5,315
4,076		NTT DoCoMo, Inc	6,447
1,887		Okinawa Cellular Telephone Co	5,086
10,013,485	*	Paxys, Inc	5,358

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
110,498	e	Philippine Long Distance Telephone Co (ADR)	$6,320
183,547		Portugal Telecom SGPS S.A.	2,538
84,003		ProSiebenSat.1 Media AG.	3,299
24,687	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	398
68,730	e	Publicis Groupe S.A.	3,037
800,635	e*	Qwest Communications International, Inc	7,766
221,066		Rogers Communications, Inc (Class B)	9,426
4,177,733		Royal KPN NV	69,312
1,222,141		Seat Pagine Gialle S.p.A.	733
77,280		Shaw Communications, Inc (Class B)	3,266
5,268,162		Singapore Telecommunications Ltd	11,717
38,237		Sky Network Television Ltd	166
29,112		Societe Television Francaise 1	1,006
8,762	*	Sogecable S.A.	366
1,350,871		Sprint Nextel Corp	27,977
5,367		Swisscom AG.	1,835
82,586		Tele2 AB (B Shares)	1,347
57,300	*	Telecom Argentina S.A. (ADR)	1,428
1,474,598	e	Telecom Corp of New Zealand Ltd	5,172
3,200,118		Telecom Italia S.p.A.	8,761
1,802,460		Telecom Italia S.p.A.	3,995
1,311,842		Telefonica S.A.	29,194
968,505		Telekom Austria AG.	24,119
656,500		Telekom Malaysia BHD	1,961
237,785		Telenor ASA	4,648
8,536		Telephone & Data Systems, Inc	491
56,456		Telephone & Data Systems, Inc	3,532
84,343		Television Broadcasts Ltd	593
454,376	e	TeliaSonera AB	3,333
786,175		Telstra Corp Ltd	3,059
72,375		Telstra Corp Ltd	190
26,195		TELUS Corp	1,568
71,682		TELUS Corp	4,223
3,268	*	Tiscali S.p.A.	10
8,500		Tokyo Broadcasting System, Inc	260
2,696,000	*	Total Access Communication PCL	3,477
24,920,520	*	True Corp PCL	5,557
96,200		Turkcell Iletisim Hizmetleri AS (ADR)	1,602
1,337,242		Verizon Communications, Inc	55,054
15,000		Vimpel-Communications (ADR)	1,580
15,611,993		Vodafone Group plc	52,313
635,320	e	Vodafone Group plc (ADR)	21,366
68,869	e*	XM Satellite Radio Holdings, Inc (Class A)	811
		TOTAL COMMUNICATIONS	781,941

DEPOSITORY INSTITUTIONS - 11.65%
79,083		77 Bank Ltd	513
2,702,661	e	ABN AMRO Holding NV	123,923
452,074		Allied Irish Banks plc	12,349
90,023		Alpha Bank S.A.	2,822
5,943,520		AMMB Holdings BHD	7,441
30,531		Associated Banc-Corp	998
395,184		Australia & New Zealand Banking Group Ltd	9,706
2,280,141		Banca Intesa S.p.A.	17,000
276,248		Banca Intesa S.p.A.	1,935
329,156	e	Banca Monte dei Paschi di Siena S.p.A.	2,226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
123,985		Banca Popolare di Milano	$1,891
181,443	e	Banche Popolari Unite Scpa	4,612
2,663,304	e	Banco Bilbao Vizcaya Argentaria S.A.	65,131
68,151		Banco BPI S.A.	606
120,000	e	Banco Bradesco S.A. (ADR)	2,893
503,305	e	Banco Comercial Portugues S.A.	2,813
3,299,993		Banco de Oro Universal Bank	4,955
51,606		Banco Espirito Santo S.A.	1,151
111,809	e	Banco Popolare di Verona e Novara Scrl	3,215
245,045	e	Banco Popular Espanol S.A.	4,560
3,040,875		Banco Santander Central Hispano S.A.	55,897
2,091,859		Bank of America Corp	102,271
5,404,942	v*	Bank of Ayudhya PCL	1,800
551,939		Bank of East Asia Ltd	3,104
388,530		Bank of Ireland	7,849
599,287		Bank of Ireland	12,074
65,039		Bank of Kyoto Ltd	779
225,402		Bank of Montreal	14,473
950,815	*	Bank of New York Co, Inc	39,402
445,470		Bank of Nova Scotia	21,700
145,409		Bank of Okinawa Ltd	5,282
150,000		Bank of the Ryukyus Ltd	2,488
277,150		Bank of Yokohama Ltd	1,941
6,899,280		Barclays plc	95,989
142,279		BB&T Corp	5,788
359,208	e	BNP Paribas	42,668
1,181,701		BOC Hong Kong Holdings Ltd	2,814
1,671,100		Bumiputra-Commerce Holdings Bhd	5,662
180,890		Canadian Imperial Bank of Commerce	16,300
504,638		Capitalia S.p.A.	5,006
176,635		Chiba Bank Ltd	1,566
2,473,908		Citigroup, Inc	126,887
33,004		Close Brothers Group plc	567
38,980	e	Colonial Bancgroup, Inc	973
77,054		Comerica, Inc	4,582
47,633		Commerce Bancorp, Inc	1,762
215,988	e	Commerzbank AG.	10,302
276,421		Commonwealth Bank of Australia	12,932
57,228		Compass Bancshares, Inc	3,948
163,111	e	Credit Agricole S.A.	6,619
171,708		Danske Bank A/S	7,022
623,263		DBS Group Holdings Ltd	9,286
94,590		Depfa Bank plc	1,666
174,350		Deutsche Bank AG.	25,233
205,487	e	Dexia	6,419
209,323		DNB NOR Holding ASA	2,692
64,074		EFG Eurobank Ergasias S.A.	2,088
1,412,200		EON Capital BHD	2,763
43,842		Erste Bank der Oesterreichischen Sparkassen AG.	3,417
130,258	e	Fifth Third Bancorp	5,180
351,855	e	First Horizon National Corp	13,722
461,033	e	Fortis	19,540
8,982,365	*	Fuhwa Financial Holdings Co Ltd	5,096
142,489		Fukuoka Financial Group, Inc	942
86,160		Gunma Bank Ltd	579
90,000		Hachijuni Bank Ltd/The	634

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
240,199		Hang Seng Bank Ltd	$3,250
114,000		Hiroshima Bank Ltd/The	631
275,763		Hokuhoku Financial Group, Inc	892
4,950,056		HSBC Holdings plc	90,638
954,250		Hudson City Bancorp, Inc	11,661
57,749		Huntington Bancshares, Inc	1,313
436,006		ING Groep NV	19,190
95,076		Investec plc	1,221
16,532		Investors Financial Services Corp	1,020
154,338		Joyo Bank Ltd	959
1,819,328		JPMorgan Chase & Co	88,146
13,048	*	Jyske Bank	940
1,206,331		Kasikornbank PCL	2,668
686,200		Kasikornbank PCL	1,469
142,824		Keycorp	4,903
1,508,353		Lloyds TSB Group plc	16,767
17,112		M&T Bank Corp	1,829
59,706		Marshall & Ilsley Corp	2,844
146,442	e	Mediobanca S.p.A.	3,326
256,512		Mellon Financial Corp	11,287
2,398,000		Metropolitan Bank & Trust	3,707
1,908		Mitsubishi UFJ Financial Group, Inc	21,028
149,750		Mitsui Trust Holdings, Inc	1,303
4,686		Mizuho Financial Group. Inc	32,373
348,522		National Australia Bank Ltd	12,112
73,074		National Bank Of Canada	4,210
143,633		National Bank of Greece S.A.	8,178
171,623		National City Corp	5,719
70,194	e	New York Community Bancorp, Inc	1,195
155,045		Nishi-Nippon City Bank Ltd	567
601,858		Nordea Bank AB	9,400
50,812		Northern Trust Corp	3,264
20,898		OKO Bank (Class A)	387
1,005,393		Oversea-Chinese Banking Corp	6,010
32,500		People's United Financial, Inc	576
125,015		Piraeus Bank S.A.	4,556
117,741		PNC Financial Services Group, Inc	8,428
9,049,000		PT Bank Mandiri Persero Tbk	3,128
8,291	e	Raiffeisen International Bank Holding AG.	1,310
189,602		Regions Financial Corp	6,276
1,316	e	Resona Holdings, Inc	3,144
2,866,100		Rizal Commercial Banking Corp	2,210
575,033		Royal Bank of Canada	30,564
7,455,697		Royal Bank of Scotland Group plc	94,341
70		Sapporo Hokuyo Holdings, Inc	772
41,960		Shinhan Financial Group Co Ltd	2,554
327,320		Shinsei Bank Ltd	1,323
133,727		Shizuoka Bank Ltd	1,357
103,622	e	Skandinaviska Enskilda Banken AB (Class A)	3,336
279,744		Societe Generale	51,831
98,256	e	Sovereign Bancorp, Inc	2,077
86,644		State Street Corp	5,926
2,910	e	Sumitomo Mitsui Financial Group, Inc	27,128
290,488		Sumitomo Trust & Banking Co Ltd	2,767
588,799		SunTrust Banks, Inc	50,484
41,738		Suruga Bank Ltd	526

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
118,491	e	Svenska Handelsbanken (A Shares)	$3,313
13,943		Sydbank A/S	667
92,715		Synovus Financial Corp	2,846
361,958		TCF Financial Corp	10,062
657,769		UBS A.G.	39,337
9,727,418		UniCredito Italiano S.p.A	86,881
528,800		Union Bank Of Philippines	710
90,152		UnionBanCal Corp	5,382
447,260		United Overseas Bank Ltd	6,430
844,568		US Bancorp	27,829
790,490		Wachovia Corp	40,513
421,678		Washington Mutual, Inc	17,980
1,933,627		Wells Fargo & Co	68,006
380,465		Western Union Co	7,925
396,492		Westpac Banking Corp	8,610
56,235		Wing Hang Bank Ltd	621
795,000	*	Yes Bank Ltd	3,519
37,373		Zions Bancorporation	2,874
		TOTAL DEPOSITORY INSTITUTIONS	2,002,970

EATING AND DRINKING PLACES - 1.20%
1,608,000	*	Ajisen China Holdings Ltd	1,703
29,529		Autogrill S.p.A.	625
84,326		Brinker International, Inc	2,468
16,888,512		Compass Group plc	116,616
584,709	e	Darden Restaurants, Inc	25,721
148,043		Enterprise Inns plc	2,040
633,907		McDonald's Corp	32,177
100,418		Mitchells & Butlers plc	1,763
46,030		Onex Corp	1,590
70,678		Punch Taverns plc	1,734
23,491	e	Sodexho Alliance S.A.	1,680
195,380	*	Starbucks Corp	5,127
49,592	e	Tim Hortons, Inc	1,525
24,443	e	Wendy's International, Inc	898
49,333		Whitbread plc	1,745
1,200		Yoshinoya D&C Co Ltd	2,237
189,494		Yum! Brands, Inc	6,200
		TOTAL EATING AND DRINKING PLACES	205,849

EDUCATIONAL SERVICES - 0.03%
37,844	*	Apollo Group, Inc (Class A)	2,211
15,882		Benesse Corp	460
112,576		CAE, Inc	1,501
24,320	*	Career Education Corp	821
		TOTAL EDUCATIONAL SERVICES	4,993

ELECTRIC, GAS, AND SANITARY SERVICES - 4.21%
236,692	*	AES Corp	5,179
92,897		AGL Energy Ltd	1,194
105,768		Alinta Ltd	1,364
54,400	*	Allegheny Energy, Inc	2,815
107,179		Alliant Energy Corp	4,164
53,665		Ameren Corp	2,630
197,756		American Electric Power Co, Inc	8,907
34,179		Aqua America, Inc	769

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
85,500		BKW FMB Energie AG.	$8,994
223,814		British Energy Group plc	2,414
27,546		Caltex Australia Ltd	552
20,395		Canadian Utilities Ltd (Class A)	886
204,548		Centerpoint Energy, Inc	3,559
980,141		Centrica plc	7,615
153,161	e	Chubu Electric Power Co, Inc	4,064
511,539		CLP Holdings Ltd	3,434
30,000	e	Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	1,322
69,859		Consolidated Edison, Inc	3,152
350,122		Constellation Energy Group, Inc	30,520
55,914	e	Contact Energy Ltd	388
125,406		Dominion Resources, Inc	10,824
325,037	e	DPL, Inc	9,212
46,157		DTE Energy Co	2,226
380,074		Duke Energy Corp	6,955
328,094	e	E.ON AG.	54,779
212,573		Edison International	11,930
126,000		EDP - Energias do Brasil S.A.	2,587
250,408		El Paso Corp	4,315
35,039	e	Electric Power Development Co	1,392
156,099	e*	Enbridge, Inc	5,261
206,796	e	Endesa S.A.	11,254
1,289,459	e	Enel S.p.A.	13,860
40,000		Energen Corp	2,198
445,104		Energias de Portugal S.A.	2,461
39,300		Energy East Corp	1,025
129,753		Entergy Corp	13,929
353,356		Exelon Corp	25,654
3,743,102		First Philippine Holdings Corp	7,289
281,356		FirstEnergy Corp	18,212
48,500	e	Fortis, Inc	1,184
1,836,699	e	Fortum Oyj	57,392
132,540		FPL Group, Inc	7,520
49,999	e	Gas Natural SDG S.A.	3,038
48,582	e	Gaz de France	2,451
42,303		Hokkaido Electric Power Co, Inc	918
1,161,568		Hong Kong & China Gas Ltd	2,448
419,567		Hong Kong Electric Holdings Ltd	2,116
55,000	e	Huaneng Power International, Inc (ADR)	2,555
262,842	e	Iberdrola S.A.	14,676
372,426		International Power plc	3,201
178,453		Kansai Electric Power Co, Inc	4,220
73,555		Kelda Group plc	1,386
95,622		Kelda Group plc (Class B)	375
45,651		KeySpan Corp	1,916
87,860		Kyushu Electric Power Co, Inc	2,303
90,000	*	Mirant Corp	3,839
724,888		National Grid plc	10,696
108,619		NiSource, Inc	2,250
230,000		Northumbrian Water Group plc	1,411
180,400	e*	NRG Energy, Inc	7,499
17,053		Oest Elektrizitatswirts AG. (Class A)	872
148,480		Okinawa Electric Power Co, Inc	8,703
466,125		Osaka Gas Co Ltd	1,732
94,036		Pepco Holdings, Inc	2,652

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
122,672		PG&E Corp	$5,557
25,141		Pinnacle West Capital Corp	1,002
154,187		PPL Corp	7,214
63,117		Progress Energy, Inc	2,878
86,965		Public Service Enterprise Group, Inc	7,634
3,243		Puma AG. Rudolf Dassler Sport	1,446
210,892		Questar Corp	11,146
107,225	*	Reliant Energy, Inc	2,890
181,019		Republic Services, Inc	5,546
4,466		RWE AG.	443
505,524		RWE AG.	53,626
28,217		SCANA Corp	1,080
230,539		Scottish & Southern Energy plc	6,684
2,745,273		SembCorp Industries Ltd	10,233
122,413		Sempra Energy	7,251
62,148		Severn Trent plc	1,716
286,040		Snam Rete Gas S.p.A.	1,691
2	*	Sociedad General de Aguas de Barcelona S.A.	-	^
20,395	e	Sociedad General de Aguas de Barcelona S.A. (Class A)	748
3,446,364		Sojitz Holdings Corp	15,404
194,557		Southern Co	6,671
1,022,714	e	Suez S.A.	58,467
1,452,900		Tenaga Nasional BHD	4,806
99,063		Tohoku Electric Power Co, Inc	2,222
526,428		Tokyo Electric Power Co, Inc	16,934
520,838		Tokyo Gas Co Ltd	2,470
90,421		TransAlta Corp	2,271
155,282		TXU Corp	10,450
35,364	e	Union Fenosa S.A.	1,888
233,943		United Utilities plc	3,323
51,474		Vector Ltd	108
75,659	v*	Veolia Environnement	86
75,659	e	Veolia Environnement	5,942
275,000		Westar Energy, Inc	6,677
212,021		Williams Cos, Inc	6,704
54,501		Wisconsin Energy Corp	2,411
102,270		Xcel Energy, Inc	2,093
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	724,350

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.85%
897,311		ABB Ltd	20,232
1,036,744	e*	Acme Packet, Inc	11,912
31,436	*	ADC Telecommunications, Inc	576
142,574	e*	Advanced Micro Devices, Inc	2,039
273,342		Advantest Corp	11,901
1,570,008	e	Alcatel S.A.	21,961
3		Alcatel S.A. (ADR)	-	^
35,114		Alps Electric Co Ltd	351
125,885		Altera Corp	2,786
185,300	e*	Amkor Technology, Inc	2,918
44,932		Amphenol Corp (Class A)	1,602
120,041		Analog Devices, Inc	4,518
584,325	*	Apple Computer, Inc	71,311
358,007		ARM Holdings plc	1,047
122,327	e*	Avnet, Inc	4,849
2,382	e	Bang & Olufsen A/S (B Shares)	285

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
4,674	e	Barco NV	$434
1,431,800		Boustead Holdings BHD	1,255
167,844	*	Broadcom Corp (Class A)	4,909
87,208	*	Celestica, Inc	550
325,606	*	Chartered Semiconductor Manufacturing Ltd	286
3,279,048	*	Cisco Systems, Inc	91,321
1,700	e*	Comverse Technology, Inc	35
182,324	e	Cooper Industries Ltd (Class A)	10,409
225,000	e*	Cree, Inc	5,816
33,328	*	CSR plc	522
48,733	e	Dainippon Screen Manufacturing Co Ltd	368
1,330,283		Datacraft Asia Ltd	1,715
76,135	e	Eaton Corp	7,081
155,939		Electrolux AB (Series B)	3,692
213,281		EMI Group plc	1,143
29,564	e*	Energizer Holdings, Inc	2,945
10,514,156		Ericsson (LM) (B Shares)	41,940
208,000	*	Fairchild Semiconductor International, Inc	4,019
100,864		Fanuc Ltd	10,411
52,991	e	Fisher & Paykel Appliances Holdings Ltd	142
100,537		Fisher & Paykel Healthcare Corp	261
157,472	e*	Flextronics International Ltd	1,701
633,829	*	Foxconn International Holdings Ltd	1,816
129,822		Fuji Electric Holdings Co Ltd	659
49,704		Gamesa Corp Tecnologica S.A.	1,798
52,674	e	Garmin Ltd	3,896
2,265	e	Geo Corp	3,839
200,000		Geodesic Information Systems Ltd	1,447
54,640	*	Gmarket, Inc (ADR)	1,062
348,658		GVK Power & Infrastructure Ltd	4,154
131,300	e	Hamamatsu Photonics KK	4,122
15,925		Harman International Industries, Inc	1,860
7,363	e	Hirose Electric Co Ltd	968
15,700		Hitachi High-Technologies Corp	407
778,548		Hitachi Ltd	5,509
768,600		Hon Hai Precision Industry Co, Ltd	6,639
536,878		Honeywell International, Inc	30,216
94,531		Hoya Corp	3,136
127,008		Ibiden Co Ltd	8,195
97,400		Indesit Co S.p.A.	2,269
208,485	*	Infineon Technologies AG.	3,446
140,000	e*	Infineon Technologies AG. (ADR)	2,314
5,517,197		Intel Corp	131,089
35,960		Intersil Corp (Class A)	1,131
345		Intracom S.A.	2
55,503	e*	JDS Uniphase Corp	745
1,283,543		Koninklijke Philips Electronics NV	54,393
7,560	e	Kudelski S.A.	264
37,638		Kyocera Corp	3,999
136,523	e	L-3 Communications Holdings, Inc	13,296
8,500		Lincoln Electric Holdings, Inc	631
77,867		Linear Technology Corp	2,817
384,160	*	LSI Logic Corp	2,885
6,130		Mabuchi Motor Co Ltd	375
173,250	*	Marvell Technology Group Ltd	3,155
450,982		Matsushita Electric Industrial Co Ltd	8,937

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
85,956		Matsushita Electric Works Ltd	$1,099
333,396		Maxim Integrated Products, Inc	11,139
294,000		MediaTek, Inc	4,574
117,877	*	MEMC Electronic Materials, Inc	7,205
56,180		Microchip Technology, Inc	2,081
433,254	*	Micron Technology, Inc	5,429
80,900		Minebea Co Ltd	457
447,661		Mitsubishi Electric Corp	4,147
1,013,065		Motorola, Inc	17,931
103,256		Murata Manufacturing Co Ltd	7,769
162,612		National Semiconductor Corp	4,597
8,217	e*	NEC Electronics Corp	216
532,637	*	Network Appliance, Inc	15,553
39,988		NGK Spark Plug Co Ltd	695
25,206		Nidec Corp	1,479
36,777		Nitto Denko Corp	1,854
5,290		NKT Holding A/S	525
1,873,786	e	Nokia Oyj	52,626
195,703	*	Nortel Networks Corp	4,718
96,137	*	Novellus Systems, Inc	2,727
119,783	*	Nvidia Corp	4,948
189,358	e*	Ocean Power Technologies, Inc	2,999
49,711		Omron Corp	1,305
163,600	e*	ON Semiconductor Corp	1,754
43,000		Origin Electric Co Ltd	266
34,991		Pioneer Corp	476
10,000	*	Q-Cells AG.	851
42,271	*	QLogic Corp	704
850,902		Qualcomm, Inc	36,921
223,368	e	RadioShack Corp	7,402
74,977	*	Research In Motion Ltd	15,090
154,595		Ricoh Co Ltd	3,577
7,705		Rinnai Corp	240
23,844		Rohm Co Ltd	2,116
6,550		Samsung Electronics Co Ltd	4,004
24,434		Sanken Electric Co Ltd	236
133,407	e*	Sanmina-SCI Corp	418
368,755	e*	Sanyo Electric Co Ltd	604
13,302	e	Schindler Holding AG.	884
56,486		Schneider Electric S.A.	7,914
12,500		SEB S.A.	2,274
230,803		Sharp Corp	4,375
14,800		Shinko Electric Industries	319
333,280	e*	Sirius Satellite Radio, Inc	1,007
521,588		Sony Corp	26,774
34,835		Stanley Electric Co Ltd	756
2,000	*	STATS ChipPAC Ltd	2
168,250	e	STMicroelectronics NV	3,243
71,376		Sumco Corp	3,576
492,449		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5,481
21,601		Taiyo Yuden Co Ltd	500
34,479		Tandberg ASA	769
29,266		TDK Corp	2,832
15,000		Teleflex, Inc	1,227
125,000		Telefonaktiebolaget LM Ericsson (ADR)	4,986
149,005	*	Tellabs, Inc	1,603

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
353,733	e	Terna Rete Elettrica Nazionale S.p.A.	$1,220
448,009		Texas Instruments, Inc	16,859
59,569		Thomson	1,139
14,900		Toyota Boshoku Corp	377
25,784	e	Ushio, Inc	572
18,421		Valeo S.A.	988
4,003,800		Vanguard International Semiconductor Corp	4,001
37,800	*	Varian Semiconductor Equipment Associates, Inc	1,514
185,332		Venture Corp Ltd	1,900
285,992		Vivendi Universal S.A.	12,303
20,105		Whirlpool Corp	2,236
86,529	e	Xilinx, Inc	2,316
48,384		Yaskawa Electric Corp	550
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,005,943

ENGINEERING AND MANAGEMENT SERVICES - 0.29%
6,641		Aeroplan Income Fund	132
33,017	e*	Amylin Pharmaceuticals, Inc	1,359
181,499		Capita Group plc	2,635
126,629	e*	Celgene Corp	7,260
9,982		Corporate Executive Board Co	648
60,716		Downer EDI Ltd	378
87,769	e	Fluor Corp	9,775
14,985		Fugro NV	949
42,734	*	Jacobs Engineering Group, Inc	2,458
242,042	e	JGC Corp	4,535
10,848	*	KBR, Inc	285
7,802	e	Meitec Corp	223
84,777		Moody's Corp	5,273
89,049		Paychex, Inc	3,484
43,001		Quest Diagnostics, Inc	2,221
36,533	e	SBM Offshore NV	1,393
127,124		Serco Group plc	1,146
67,442		SNC-Lavalin Group, Inc	2,463
115,825		WorleyParsons Ltd	3,332
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	49,949

FABRICATED METAL PRODUCTS - 0.41%
193,028		Amcor Ltd	1,222
51,769		Ball Corp	2,753
42,902		Bharat Heavy Electricals	1,623
397,700	*	Crown Holdings, Inc	9,931
9,040		Geberit AG.	1,540
36,934		Hitachi Cable Ltd	216
474,224		Illinois Tool Works, Inc	25,698
59,239		JS Group Corp	1,201
84,439	e	Parker Hannifin Corp	8,267
24,309	e	Pentair, Inc	938
155,537		Rexam plc	1,549
43,612		Sanwa Shutter Corp	253
110,000		Sims Group Ltd	2,467
74,300		Snap-On, Inc	3,753
105,632		Ssab Svenskt Stal AB (Series A)	4,317
14,881	e	Ssab Svenskt Stal AB (Series B)	564
70,037	e	Stanley Works	4,251
37,067		Toyo Seikan Kaisha Ltd	717

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
		TOTAL FABRICATED METAL PRODUCTS	$71,260

FOOD AND KINDRED PRODUCTS - 3.10%
142,337		Ajinomoto Co, Inc	1,639
312,951		Anheuser-Busch Cos, Inc	16,324
209,747		Archer Daniels Midland Co	6,941
95,197		Asahi Breweries Ltd	1,476
42,538		Bunge Ltd	3,594
1,866,375		C&C Group plc	25,125
560,928		Cadbury Schweppes plc	7,613
82,125		Campbell Soup Co	3,187
29,233		Carlsberg A/S (Class B)	3,534
25,274		Coca Cola Hellenic Bottling Co S.A.	1,163
107,773		Coca-Cola Amatil Ltd	870
903,923		Coca-Cola Co	47,284
167,800		Coca-Cola Enterprises, Inc	4,027
91,371	e	Coca-Cola West Japan Co Ltd	2,122
180,425		ConAgra Foods, Inc	4,846
62,280	e*	Constellation Brands, Inc (Class A)	1,512
31,666	*	Cott Corp	460
179,481	e	CSR Ltd	528
10,820	e	Danisco A/S	807
721,890		Diageo plc	15,004
3,751		East Asiatic Co Ltd A.S.	206
23,060	e	Ebro Puleva S.A.	496
164,133		General Mills, Inc	9,589
1,544	e	Givaudan S.A.	1,523
62,473		Greencore Group plc	473
749,468		Groupe Danone	60,532
117,588		H.J. Heinz Co	5,582
56,980		Heineken NV	3,340
57,880		Hershey Co	2,930
15,890		House Foods Corp	244
54,084		Iaws Group plc	1,134
68,198		InBev NV	5,402
260,554	e	Ito En Ltd	8,561
411,589		J Sainsbury plc	4,811
14,766,876		JG Summit Holdings	3,988
70,494		Kaneka Corp	590
92,157		Kellogg Co	4,773
59,599		Kerry Group plc (Class A)	1,668
33,795		Kikkoman Corp	502
182,902	e	Kirin Brewery Co Ltd	2,736
1,186,158		Kraft Foods, Inc (Class A)	41,812
60,100		Lion Nathan Ltd	472
30,319		McCormick & Co, Inc	1,158
60,630		Meiji Dairies Corp	386
67,763		Meiji Seika Kaisha Ltd	310
25,800		Molson Coors Brewing Co (Class B)	2,385
107,275		Nestle S.A.	40,762
54,264		Nichirei Corp	279
41,357		Nippon Meat Packers, Inc	500
44,089		Nisshin Seifun Group, Inc	436
20,671	e	Nissin Food Products Co Ltd	693
230,740		Olam International Ltd	465
424,925		Parmalat S.p.A.	1,796

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,168,128		PepsiCo, Inc	$75,753
22,351	e	Pernod-Ricard S.A.	4,935
3,388,884		Petra Foods Ltd	3,500
22,673		Q.P. Corp	218
194,795	e	Royal Numico NV	10,123
187,566	e	Sampo Oyj (A Shares)	5,401
56,855	e	Sapporo Holdings Ltd	361
31,503		Saputo, Inc	1,301
191,202	e	Sara Lee Corp	3,327
213,472		Scottish & Newcastle plc	2,736
17,883	e	Suedzucker AG.	397
272,076		Swire Pacific Ltd (Class A)	3,028
39,692		Takara Holdings, Inc	265
130,540		Tate & Lyle plc	1,481
186,000		Tingyi Cayman Islands Holding Corp	216
20,099		Toyo Suisan Kaisha Ltd	363
92,322		Tyson Foods, Inc (Class A)	2,127
1,720,505		Unilever plc	55,555
167,787		Want Want Holdings Ltd	386
51,005	e	Wrigley (Wm.) Jr Co	2,821
24,426	e	Yakult Honsha Co Ltd	618
24,918		Yamazaki Baking Co Ltd	213
		TOTAL FOOD AND KINDRED PRODUCTS	533,715

FOOD STORES - 0.81%
62,100		Alimentation Couche Tard, Inc (Class B)	1,281
148,127		Carrefour S.A.	10,403
243,260		Coles Myer Ltd	3,321
6,127		Colruyt S.A.	1,279
29,269		Delhaize Group	2,875
13,855		FamilyMart Co Ltd	365
23,104		George Weston Ltd	1,736
225,251		Goodman Fielder Ltd	464
41,785		Jeronimo Martins SGPS S.A.	247
15,284		Kesko Oyj (B Shares)	1,014
366,825	*	Koninklijke Ahold NV	4,601
635,876		Kroger Co	17,887
14,490		Lawson, Inc	501
47,873		Loblaw Cos Ltd	2,335
276,431		Safeway, Inc	9,407
190,436		Seven & I Holdings Co Ltd	5,444
177,055		Sonae SPGS S.A.	503
53,834		Supervalu, Inc	2,494
7,866,341		Tesco plc	65,815
36,503	e	Whole Foods Market, Inc	1,398
257,967		Woolworths Ltd	5,895
		TOTAL FOOD STORES	139,265

FORESTRY - 0.03%
55,582		Weyerhaeuser Co	4,387
		TOTAL FORESTRY	4,387

FURNITURE AND FIXTURES - 0.10%
14,142		Hillenbrand Industries, Inc	919
70,032		Johnson Controls, Inc	8,108
45,884		Leggett & Platt, Inc	1,012

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
139,415		Masco Corp	$3,969
154,312	*	MFI Furniture plc	420
7,943		Neopost S.A.	1,162
48,300		Tempur-Pedic International, Inc	1,251
		TOTAL FURNITURE AND FIXTURES	16,841

FURNITURE AND HOMEFURNISHINGS STORES - 0.12%
73,651	*	Bed Bath & Beyond, Inc	2,651
46,857	e	Circuit City Stores, Inc	707
490,893		DSG International plc	1,556
1,097,941		Harvey Norman Holdings Ltd	4,911
141,113		Kesa Electricals plc	885
18,731	e*	Mohawk Industries, Inc	1,888
7,923		Nitori Co Ltd	395
10,291		Shimachu Co Ltd	277
24,732	e	Williams-Sonoma, Inc	781
63,391		Yamada Denki Co Ltd	6,620
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	20,671

GENERAL BUILDING CONTRACTORS - 0.72%
3,198,108		Amec plc	37,474
114,628		Balfour Beatty plc	1,011
77,690		Barratt Developments plc	1,540
30,417		Bellway plc	766
24,130		Berkeley Group Holdings plc	857
10,247		Bilfinger Berger AG.	908
31,261	e	Centex Corp	1,254
133,359		Cheung Kong Infrastructure Holdings Ltd	492
334,930		CRH plc	16,491
19,043		Daito Trust Construction Co Ltd	907
306,140		Daiwa House Industry Co Ltd	4,376
100,751	e	DR Horton, Inc	2,008
415,361		Fletcher Building Ltd	3,956
106,657		George Wimpey plc	1,068
1,986,905	*	Haseko Corp	5,876
26,349		Hellenic Technodomiki Tev S.A.	345
11,525		Hochtief AG.	1,255
1,728,869		IJM Corp BHD	4,183
7,826	e	Imerys S.A.	792
13,247,092		Italian-Thai Development PCL	2,321
82,600		JM AB	2,499
60,000	v*	JM AB	16
205,104		Kajima Corp	857
81,998	e	KB Home	3,228
28,614		Leighton Holdings Ltd	997
77,165		Lend Lease Corp Ltd	1,211
44,253		Lennar Corp (Class A)	1,618
8,402	e*	NVR, Inc	5,711
141,977		Obayashi Corp	773
30,000		Obrascon Huarte Lain S.A.	1,349
75,712		Persimmon plc	1,751
56,137		Pulte Homes, Inc	1,260
106,271		Sekisui Chemical Co Ltd	821
117,826		Sekisui House Ltd	1,571
7,500,000		Shanghai Forte Land Co	4,228
136,452	e	Shimizu Corp	790

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
83,881		Skanska AB (B Shares)	$1,796
219,136		Taisei Corp	741
147,901		Taylor Woodrow plc	1,065
314		Technical Olympic S.A.	1
14,184		Titan Cement Co S.A.	818
45,844	e	Toda Corp	244
53,766	e*	Toll Brothers, Inc	1,343
29,420		YIT OYJ	923
		TOTAL GENERAL BUILDING CONTRACTORS	123,491

GENERAL MERCHANDISE STORES - 0.91%
148,201		Aeon Co Ltd	2,751
148,000	e*	Big Lots, Inc	4,354
242,603		Costco Wholesale Corp	14,197
50,520		Daimaru, Inc	604
80,380	e	Dollar General Corp	1,762
37,064		Family Dollar Stores, Inc	1,272
31,973		Hankyu Department Stores, Inc	341
1,285,000	*	Intime Department Store Group Co Ltd	1,070
43,654		Isetan Co Ltd	717
150,436		JC Penney Co, Inc	10,889
133,386		Keio Corp	888
376,914	e	Kintetsu Corp	1,135
311,865		Macy's, Inc	12,406
453,468		Marks & Spencer Group plc	5,695
68,209		Marui Co Ltd	862
91,191	e	Mitsukoshi Ltd	456
18,709	e	PPR	3,264
3,897		Shinsegae Co Ltd	2,536
68,162		Takashimaya Co Ltd	861
307,789		Target Corp	19,575
425,863		TJX Cos, Inc	11,711
955,351	e	Tokyu Corp	6,385
41,220		UNY Co Ltd	489
1,088,366		Wal-Mart Stores, Inc	52,361
		TOTAL GENERAL MERCHANDISE STORES	156,581

HEALTH SERVICES - 0.83%
123,508		AmerisourceBergen Corp	6,110
864,300		Bumrungrad Hospital PCL	1,195
111,223		Cigna Corp	5,808
5,958	e	Coloplast A/S (Class B)	483
24,308	*	Community Health Systems, Inc	983
16,377	*	Covance, Inc	1,123
258,688	*	Coventry Health Care, Inc	14,913
144,871	*	DaVita, Inc	7,806
59,738	*	Express Scripts, Inc	2,987
298,082		Fraser and Neave Ltd	1,063
52,674	e	Fresenius Medical Care AG.	2,421
45,512		Getinge AB (B Shares)	980
64,925	e	Health Management Associates, Inc (Class A)	738
948,100	e*	Healthsouth Corp	17,170
39,125		Intertek Group plc	768
47,508	*	Laboratory Corp of America Holdings	3,718
23,595	*	Lincare Holdings, Inc	940
95,000		Manor Care, Inc	6,203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
284,251		McKesson Corp	$16,953
55,430	*	MDS, Inc	1,129
153,982	*	Medco Health Solutions, Inc	12,009
39,152		Mindray Medical International Ltd (ADR)	1,195
31,102		Omnicare, Inc	1,122
1,963,183		Parkway Holdings Ltd	5,140
60,988		Sonic Healthcare Ltd	777
1,819	e	Straumann Holding AG.	510
128,301	e*	Tenet Healthcare Corp	835
22,541	*	Triad Hospitals, Inc	1,212
334,572	*	WellPoint, Inc	26,709
		TOTAL HEALTH SERVICES	143,000

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.91%
66,506	e	Abertis Infraestructuras S.A.	2,063
109,655	e	ACS Actividades Cons y Servicios S.A.	6,972
89,299		Biffa plc	484
1,197,104	e	Bouygues S.A.	100,300
31,181		Chiyoda Corp	594
15,156	e	Fomento de Construcciones y Contratas S.A.	1,364
960,000		Gamuda BHD	2,242
18,076	e	Grupo Ferrovial S.A.	1,777
30,446		GS Engineering & Construction Corp	3,637
128,144		Multiplex Group	533
58,966	e	Nishimatsu Construction Co Ltd	208
40,403	e	Okumura Corp	207
259,327		Transurban Group	1,758
455,765		Vinci S.A.	34,017
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	156,156

HOLDING AND OTHER INVESTMENT OFFICES - 4.59%
203,671		3i Group plc	4,741
9,500	e*	Affiliated Managers Group, Inc	1,223
39,428	e	Allied Capital Corp	1,221
25,115		AMB Property Corp	1,337
34,538		Apartment Investment & Management Co (Class A)	1,741
43,600		ARC Energy Trust	890
77,714		Archstone-Smith Trust	4,594
32,326		AvalonBay Communities, Inc	3,843
1,407,300	e	Babcock & Brown Wind Partners	2,325
56,321		Boston Properties, Inc	5,752
222,737		Brookfield Asset Management, Inc (Class A)	8,909
19,496		Camden Property Trust	1,306
356,856		CapitaCommercial Trust	683
2,372,771		CapitaMall Trust	6,552
277,704		CFS Gandel Retail Trust	504
400	v	CFS Retail Property Trust	1
27,515		CI Financial Income Fund	700
292,615		Commonwealth Property Office Fund	415
24,628	e	Crescent Real Estate Equities Co	553
28,154		Developers Diversified Realty Corp	1,484
85,000	e	Douglas Emmett, Inc	2,103
35,094		Duke Realty Corp	1,252
145,865	e	Equity Residential	6,656
14,156		Federal Realty Investment Trust	1,094
77,386		General Growth Properties, Inc	4,098

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
3,104,980		Genting BHD	$7,430
485,357		GPT Group	1,913
42,000		Great Portland Estates plc	557
27,821		Groupe Bruxelles Lambert S.A.	3,458
75	*	Groupe Bruxelles Lambert S.A.	-	^
27,821	v*	Groupe Bruxelles Lambert S.A.	26
71,917		Health Care Property Investors, Inc	2,081
187,518		Host Marriott Corp	4,335
93,188	*	Immoeast AG	1,315
207,160	e	ING Industrial Fund	410
350,000		Investimentos Itau S.A.	2,197
39,338	e	iShares MSCI Australia Index Fund	1,118
325,003	e	iShares MSCI Canada Index Fund	9,705
2,129,978	e	iShares MSCI EAFE Index Fund	172,038
2,259,206		iShares MSCI Japan Index Fund	32,781
86,087	e	iShares MSCI Pacific ex-Japan Index Fund	12,612
66,330	e	iShares MSCI South Korea Index Fund	4,000
175,000		iShares MSCI Taiwan Index Fund	2,800
703,265	e	iShares S&P Europe 350 Index Fund	82,233
104,794		iStar Financial, Inc	4,646
7,476		Jafco Co Ltd	344
104		Japan Prime Realty Investment Corp	406
90		Japan Real Estate Investment Corp	1,058
81		Japan Retail Fund Investment Corp	702
130,580		JFE Holdings, Inc	8,116
80,321		Kimco Realty Corp	3,058
140,246		Kiwi Income Property Trust	178
2,490,100		KLCC Property Holdings BHD	2,630
125,724		Land Securities Group plc	4,378
22,698	e	Liberty Property Trust	997
681,978		Link Real Estate Investment Trust	1,510
18,394		Macerich Co	1,516
83,031	e	Macquarie Communications Infrastructure Group	444
893,466		Macquarie Infrastructure Group	2,721
405,296		Macquarie Office Trust	573
478,977		Man Group plc	5,826
1,124,000		Mapletree Logistics Trust	1,044
220,735		Melco International Development	328
609		New City Residence Investment Corp	3,384
106	e	Nippon Building Fund, Inc	1,470
5,684		Nobel Biocare Holding AG.	1,855
1,502,241		Noble Group Ltd	1,692
51		Nomura Real Estate Office Fund, Inc	550
266		NTT Urban Development Corp	515
1,047,246		NWS Holdings Ltd	2,613
106,110		Plum Creek Timber Co, Inc	4,421
37,000	e	PrimeWest Energy Trust	778
87,798		Prologis	4,996
10,783		PSP Swiss Property AG.	604
63,619		Public Storage, Inc	4,887
17,835		Regency Centers Corp	1,257
42,726		RioCan Real Estate Investment Trust	949
32,181	e	Sacyr Vallehermoso S.A.	1,544
133,304		Simon Property Group, Inc	12,403
20,492		SL Green Realty Corp	2,539
146,884		Spazio Investment NV	2,604

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,842,865	e	SPDR Trust Series 1	$277,222
370,076		Suntec Real Estate Investment Trust	470
48,000		Taubman Centers, Inc	2,381
34,079	e	UDR, Inc	896
57,196		Vanguard European ETF	4,363
71,996		Virgin Media, Inc	1,755
58,658		Vornado Realty Trust	6,443
389,785		Wharf Holdings Ltd	1,557
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	789,609

HOTELS AND OTHER LODGING PLACES - 1.84%
2,062,718		Accor S.A.	182,346
3,920,000		Banyan Tree Holdings Ltd	6,743
15,800		Choice Hotels International, Inc	624
1,347,808		Hilton Hotels Corp	45,111
3,098,839		Hongkong & Shanghai Hotels	5,477
801,317		Indian Hotels Co Ltd	2,967
79,444		Intercontinental Hotels Group plc	1,974
37,627	e*	Las Vegas Sands Corp	2,874
90,317		Marriott International, Inc (Class A)	3,905
282,041	*	MGM Mirage	23,263
13,560,038		Minor International PCL	5,338
1,424	*	NH Hoteles S.A.	31
292,980	e	Orient-Express Hotels Ltd (Class A)	15,645
2,897,037		Shangri-La Asia Ltd	7,003
121,317		Starwood Hotels & Resorts Worldwide, Inc	8,137
12,515	e	Station Casinos, Inc	1,086
191,284		United Overseas Land Ltd	727
51,391	*	Wyndham Worldwide Corp	1,863
14,116	e	Wynn Resorts Ltd	1,266
		TOTAL HOTELS AND OTHER LODGING PLACES	316,380

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.72%
36,300	*	AGCO Corp	1,576
24,144		Alfa Laval AB	1,455
394,709	e	Alstom RGPT	65,819
83,498		Amada Co Ltd	1,044
119,137		American Standard Cos, Inc	7,027
8,632		Andritz AG.	568
733,160		Applied Materials, Inc	14,568
126,300		ARRK Corp	1,138
54,513		ASM Pacific Technology	395
108,538	*	ASML Holding NV	2,982
156,382	e	Atlas Copco AB (A Shares)	2,605
106,364	e	Atlas Copco AB (B Shares)	1,664
17,115		Black & Decker Corp	1,511
328,946	*	Brambles Ltd	3,391
907,254	e	Canon, Inc	53,204
45,627		Cargotec Corp (B Shares)	2,806
54,940	e	Casio Computer Co Ltd	857
365,429		Caterpillar, Inc	28,613
16,206		CDW Corp	1,377
44,412	*	Charter plc	980
577,476		Citizen Watch Co Ltd	5,208
96,504		Cummins, Inc	9,767
18,000		Daifuku Co Ltd	248

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
52,505		Daikin Industries Ltd	$1,912
181,186		Deere & Co	21,876
807,408	*	Dell, Inc	23,052
122,656		Dover Corp	6,274
82,890	e	Ebara Corp	380
787,242	*	EMC Corp	14,249
150,826		FKI plc	380
24,113	*	FMC Technologies, Inc	1,910
111,774		FUJIFILM Holdings Corp	4,996
4,635,821		General Electric Co	177,459
13,705		Glory Ltd	300
33,164	*	Grant Prideco, Inc	1,785
16,016	e	Heidelberger Druckmaschinen	773
1,580,208		Hewlett-Packard Co	70,509
22,422		Hitachi Construction Machinery Co Ltd	779
20,343	e	Husqvarna AB (A Shares)	287
67,811		Husqvarna AB (B Shares)	960
89,845		IMI plc	1,064
110,695		Ingersoll-Rand Co Ltd (Class A)	6,068
885,635		International Business Machines Corp	93,213
87,910		International Game Technology	3,490
305,114		Ishikawajima-Harima Heavy Industries Co Ltd	1,113
6,765		Itochu Techno-Science Corp	265
48,520		Jabil Circuit, Inc	1,071
434,437	e	Japan Steel Works Ltd	6,611
30,594		Joy Global, Inc	1,785
532,156		Komatsu Ltd	15,424
12,686		Komori Corp	297
110,842		Konica Minolta Holdings, Inc	1,634
256,546		Kubota Corp	2,074
26,021		Kurita Water Industries Ltd	817
36,792	*	Lam Research Corp	1,891
110,261	*	Lexmark International, Inc (Class A)	5,437
39,414	*	Logitech International S.A.	1,048
21,971		Makita Corp	979
45,700		Manitowoc Co, Inc	3,673
186,137		Meggitt plc	1,144
74,716		Metso Oyj	4,397
2,069,306		Mitsubishi Heavy Industries Ltd	13,253
953,709		Mitsui & Co Ltd	19,033
169,875		Mitsui Engineering & Shipbuilding Co Ltd	906
14,041	e	Mitsumi Electric Co Ltd	503
129,937	e	Modec, Inc	5,086
1,090,548		NTN Corp	9,403
17,315	e	OCE NV	338
48,747	e*	Ocean RIG ASA	362
128,368	e	Oki Electric Industry Co Ltd	238
33,000		Okuma Holdings, Inc	521
17,300	e	OSG Corp	238
43,474		Pall Corp	1,999
41,905		Rheinmetall AG.	3,886
41,058		Rockwell Automation, Inc	2,851
13,038,681		Rolls-Royce Group plc (B Shares)	27
41,180	e	Safran S.A.	1,053
91,501	*	SanDisk Corp	4,478
227,655	e	Sandvik AB	4,588

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
192,518		Seagate Technology, Inc	$4,191
26,262	m,v*	Seagate Technology, Inc	-	^
29,173		Seiko Epson Corp	845
90,472		SKF AB (B Shares)	1,893
13,188		SMC Corp	1,753
22,828	e	Solarworld AG.	1,051
233,817	*	Solectron Corp	860
29,277		SPX Corp	2,571
828		Sulzer AG.	1,070
130,821		Sumitomo Heavy Industries Ltd	1,479
48,206	e	Technip S.A.	3,984
317,414		Techtronic Industries Co	424
99,099	*	Terex Corp	8,057
29,098		THK Co Ltd	729
39,581		Tokyo Electron Ltd	2,912
7,500	e	Tokyo Seimitsu Co Ltd	290
228,108		Tomkins plc	1,185
43,343	e	Tomra Systems ASA	378
26,400		Toro Co	1,555
697,542	e	Toshiba Corp	6,078
49,062		Toyota Tsusho Corp	1,135
1,521	e*	Unaxis Holding AG.	806
33,227	*	Varian Medical Systems, Inc	1,412
43,019	*	Vestas Wind Systems A/S	2,823
15,025		Wartsila Oyj (B Shares)	988
78,173	*	Western Digital Corp	1,513
8,658		Wincor Nixdorf AG.	789
49,733		Yokogawa Electric Corp	667
15,511	*	Zardoya Otis S.A.	59
15,511	e	Zardoya Otis S.A.	608
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	811,047

INSTRUMENTS AND RELATED PRODUCTS - 1.94%
239,674	*	Agilent Technologies, Inc	9,213
127,657		Applera Corp (Applied Biosystems Group)	3,899
898,130		BAE Systems plc	7,247
26,684		Bard (C.R.), Inc	2,205
19,406	e	Bausch & Lomb, Inc	1,348
224,737		Baxter International, Inc	12,662
15,532	e	Beckman Coulter, Inc	1,005
129,293		Becton Dickinson & Co	9,632
60,277		Biomet, Inc	2,756
445,430	*	Boston Scientific Corp	6,833
301,494		Cobham plc	1,226
11,205		Cochlear Ltd	579
11,259	e	Cooper Cos, Inc	600
95,118		Danaher Corp	7,181
36,709		Dentsply International, Inc	1,404
153,652	e	Eastman Kodak Co	4,276
17,369		Elekta AB	300
285,767		Emerson Electric Co	13,374
88,760		Finmeccanica S.p.A.	2,727
162,000	*	Hologic, Inc	8,960
212,298	*	Invensys plc	1,617
1,358,319		Johnson & Johnson	83,700
8,424		Keyence Corp	1,840

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
138,937		Kla-Tencor Corp	$7,635
41,216	e	Luxottica Group S.p.A.	1,601
409,999		Medtronic, Inc	21,263
15,900	*	Mettler-Toledo International, Inc	1,519
13,820	e*	Millipore Corp	1,038
69,020		Nikon Corp	1,922
77,175		Nippon Electric Glass Co Ltd	1,361
53,512		Olympus Corp	2,088
1,292,301		PCCW Ltd	796
10,736		Phonak Holding AG.	962
57,687		Pitney Bowes, Inc	2,701
39,116	e*	Qiagen NV	698
1,342,349	e*	Resmed, Inc	5,486
59,583		Rockwell Collins, Inc	4,209
21,876	e	Roper Industries, Inc	1,249
251,392		Smith & Nephew plc	3,115
300,794	*	St. Jude Medical, Inc	12,480
101,977		Stryker Corp	6,434
9,689		Swatch Group AG.	2,752
115,095		Swatch Group AG.	6,510
13,920		Synthes, Inc	1,669
253,429	*	Teradyne, Inc	4,455
265,212		Terumo Corp	10,247
506,939	*	Thermo Electron Corp	26,219
26,284	*	Waters Corp	1,560
6,293	*	William Demant Holding	623
602,991	e*	Xerox Corp	11,143
92,526	*	Zimmer Holdings, Inc	7,854
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	334,173

INSURANCE AGENTS, BROKERS AND SERVICE - 1.09%
177,456	e	AON Corp	7,561
41,460		Brown & Brown, Inc	1,042
324,568		FBD Holdings plc	13,935
238,631		Hartford Financial Services Group, Inc	23,508
1,908,463		HBOS plc	37,538
2,547,024		Marsh & McLennan Cos, Inc	78,652
14,614		MLP AG.	281
748,885		QBE Insurance Group Ltd	19,759
197,235		Suncorp-Metway Ltd	3,369
268,750		Unipol S.p.A.	921
30,500	e	Willis Group Holdings Ltd	1,344
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	187,910

INSURANCE CARRIERS - 5.80%
75,734	e	ABC Learning Centres Ltd	443
300,958		ACE Ltd	18,816
1,553,100		Admiral Group plc	27,555
374,039		Aegon NV	7,362
733,771		Aetna, Inc	36,248
225,316		Aflac, Inc	11,581
126,423	e	Alleanza Assicurazioni S.p.A	1,653
203,992		Allianz AG.	47,570
153,022		Allstate Corp	9,412
50,336		Ambac Financial Group, Inc	4,389
12,000		American Financial Group, Inc	410

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
974,921		American International Group, Inc	$68,274
54,000	*	AMERIGROUP Corp	1,285
1,027,991		AMP Ltd	8,802
47,500	*	Arch Capital Group Ltd	3,446
171,128		Aspen Insurance Holdings Ltd	4,804
308,220	e	Assicurazioni Generali S.p.A.	12,358
46,400		Assurant, Inc	2,734
684,513		Aviva plc	10,161
1,310,486		AXA Asia Pacific Holdings Ltd	8,240
1,199,451	e	AXA S.A.	51,559
334,043		Axis Capital Holdings Ltd	13,579
1,358,548		China Life Insurance Co Ltd	4,860
146,027		Chubb Corp	7,906
41,009		Cincinnati Financial Corp	1,780
43,800	e	CNA Financial Corp	2,089
10,980	e	CNP Assurances	1,403
2,949		Codan A/S	322
1,754,950	*	Conseco, Inc	36,661
86,100		Converium Holding AG.	1,584
188,265	e	Corp Mapfre S.A.	932
747,085		Credit Suisse Group	53,036
137,491		Everest Re Group Ltd	14,937
7,356		Fairfax Financial Holdings Ltd	1,405
49,166		Fidelity National Title Group, Inc (Class A)	1,165
50,987	e	First American Corp	2,524
22,077		Fondiaria-Sai S.p.A	1,067
481,520		Friends Provident plc	1,724
512,387		Genworth Financial, Inc (Class A)	17,626
120,177		Great-West Lifeco, Inc	3,898
43,400		HCC Insurance Holdings, Inc	1,450
41,245	*	Health Net, Inc	2,178
4,000		Helvetia Holding AG.	1,530
94,000	*	Humana, Inc	5,726
375,818		Insurance Australia Group Ltd	1,813
117,324		Irish Life & Permanent plc	2,962
80,695		KBC Groep NV	10,875
41,642	e	Leucadia National Corp	1,468
107,928		Lincoln National Corp	7,657
119,300		Loews Corp	6,082
694,610		Manulife Financial Corp	25,978
34,899	e	MBIA, Inc	2,171
76,204	e	Mediolanum S.p.A.	634
305,303		Metlife, Inc	19,686
675,229	e	MGIC Investment Corp	38,393
404,202		Millea Holdings, Inc	16,618
280,671		Mitsui Sumitomo Insurance Co Ltd	3,601
60,264	e	Muenchener Rueckver AG.	11,052
39,200		Nationwide Financial Services, Inc (Class A)	2,478
1,397,280		Old Mutual plc	4,708
77,582		Old Republic International Corp	1,649
108,520		OneBeacon Insurance Group Ltd	2,749
99,544		PartnerRe Ltd	7,715
28,000	*	Philadelphia Consolidated Holding Co	1,170
22,034		PMI Group, Inc	984
182,025		Power Corp Of Canada	6,717
111,045		Power Financial Corp	4,217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
148,701		Principal Financial Group	$8,668
184,233		Progressive Corp	4,409
300,451		Prudential Financial, Inc	29,213
882,675		Prudential plc	12,564
459,037		Radian Group, Inc	24,788
68,503	e	RenaissanceRe Holdings Ltd	4,246
182,677		Resolution plc	2,286
841,383		Royal & Sun Alliance Insurance Group plc	2,448
51,856		Safeco Corp	3,229
13,772		Samsung Fire & Marine Insurance Co Ltd	2,651
29,229	e	SCOR	793
194,709		Sompo Japan Insurance, Inc	2,381
561,646		Standard Life plc	3,707
64,725	e	Storebrand ASA	1,003
256,910		Sun Life Financial, Inc	12,242
7,214		Swiss Life Holding	1,902
107,255	e	Swiss Reinsurance Co	9,782
119,916		T&D Holdings, Inc	8,098
15,491	*	Topdanmark A/S	2,641
34,962		Torchmark Corp	2,342
479,154		Travelers Cos, Inc/The	25,635
6,084		TrygVesta A.S.	478
513,469		UnitedHealth Group, Inc	26,259
236,735		UnumProvident Corp	6,181
197,191		W.R. Berkley Corp	6,417
55,200	e*	WellCare Health Plans, Inc	4,996
7,045		Wiener Staedtische Allgemeine Versicherung AG.	502
226,670		XL Capital Ltd (Class A)	19,106
230,372		Zurich Financial Services AG.	71,215
		TOTAL INSURANCE CARRIERS	998,043

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%**
748,571	*	PAN Fish ASA	808
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	808

LEATHER AND LEATHER PRODUCTS - 0.17%
56,760		Adidas-Salomon AG.	3,620
168,295	*	Coach, Inc	7,975
16,971	e	Hermes International	1,918
60,649		LVMH Moet Hennessy Louis Vuitton S.A.	6,978
152,638		ThyssenKrupp AG.	9,034
192,781		Yue Yuen Industrial Holdings	598
		TOTAL LEATHER AND LEATHER PRODUCTS	30,123

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.03%
66,400		Brisa-Auto Estradas de Portugal S.A.	893
647,400		ComfortDelgro Corp Ltd	923
98,581	e	Keihin Electric Express Railway Co Ltd	651
64,772		Keisei Electric Railway Co Ltd	379
198,987		SMRT Corp Ltd	256
130,497		Stagecoach Group plc	475
189,521	e	Tobu Railway Co Ltd	857
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	4,434

LUMBER AND WOOD PRODUCTS - 0.00%**
37,515		Nobia AB	467

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
15,656	*	Sonae Industria SGPS S.A.	$228
		TOTAL LUMBER AND WOOD PRODUCTS	695

METAL MINING - 1.67%
59,657		Agnico-Eagle Mines Ltd	2,168
236,757		Alumina Ltd	1,568
388,395		Barrick Gold Corp	11,296
1,791,617		BHP Billiton Ltd	53,535
174,569		Boliden AB	3,619
158,170	e	Cameco Corp	8,018
978,436	e	Cameco Corp	49,646
35,800	e	Cleveland-Cliffs, Inc	2,781
80,000		Companhia Vale do Rio Doce (ADR)	3,564
149,900	*	Eldorado Gold Corp	878
30,029		First Quantum Minerals Ltd	2,562
184,458		Freeport-McMoRan Copper & Gold, Inc (Class B)	15,277
315,096		Goldcorp, Inc	7,481
47,760	e	Iluka Resources Ltd	249
107,997	*	Ivanhoe Mines Ltd	1,531
259,745	*	Kinross Gold Corp	3,021
92,100	*	LionOre Mining International Ltd	2,417
107,500	e*	Lundin Mining Corp	1,298
45,061	*	Meridian Gold, Inc	1,233
57,461		MMC Norilsk Nickel (ADR)	12,756
71,710	e	Newcrest Mining Ltd	1,384
167,003		Newmont Mining Corp	6,523
265,634		Orica Ltd	6,694
1,283,753	e	Oxiana Ltd	3,823
765,474	*	Paladin Resources Ltd	5,319
31,500	*	PAN American Silver Corp	822
61,226	e	Rio Tinto Ltd	5,107
328,247		Rio Tinto plc	25,112
47,000		Sherritt International Corp	646
33,600	e	Southern Copper Corp	3,167
5,697,000		Straits Asia Resources Ltd	5,599
21,500	e	Sumitomo Titanium Corp	2,007
189,790		Teck Cominco Ltd (Class B)	8,053
9,339		Umicore	2,025
181,429		Xstrata plc	10,801
138,314	e	Yamana Gold, Inc	1,536
825,101	e	Zinifex Ltd	13,085
		TOTAL METAL MINING	286,601

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.27%
7,907	e	Aderans Co Ltd	166
15,788	e	Amer Sports Oyj	390
44,552	e	Bulgari S.p.A.	715
39,166		Fortune Brands, Inc	3,226
126,367		Futuris Corp Ltd	298
203,367		Hasbro, Inc	6,388
189,060		Mattel, Inc	4,781
48,248		Namco Bandai Holdings, Inc	762
12,429		Sankyo Co Ltd	523
846,763	*	Tyco International Ltd	28,612
40,575		Yamaha Corp	843
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	46,704

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

MISCELLANEOUS RETAIL - 0.86%
110,685	*	Amazon.com, Inc	$7,572
78,000		Barnes & Noble, Inc	3,001
306,011		Best Buy Co, Inc	14,282
10,740		Circle K Sunkus Co Ltd	187
195,207		Compagnie Financiere Richemont AG.	11,668
837,598		CVS Corp	30,530
34,221		DCC plc	1,155
36,100	*	Dollar Tree Stores, Inc	1,572
8,402		Douglas Holding AG.	548
16,500		EDION Corp	214
3,549		Folli-Follie S.A.	144
10,694		HMV Group plc	26
233,947		Home Retail Group	2,145
737,766		Hutchison Whampoa Ltd	7,324
62,936		Jean Coutu Group, Inc (Class A)	916
17,421	*	KarstadtQuelle AG.	590
9,062		Matsumotokiyoshi Co Ltd	199
69,684	*	Meinl European Land Ltd	1,997
45,195		Metro AG.	3,735
116,774		Next plc	4,688
204,343		Nippon Mining Holdings, Inc	1,955
150,034	*	Office Depot, Inc	4,546
13,000		OfficeMax, Inc	511
186,226		Origin Energy Ltd	1,566
101,832		Pacific Brands Ltd	297
36,426		Petsmart, Inc	1,182
5,194		Ryohin Keikaku Co Ltd	322
18,688	e	Sanoma-WSOY Oyj	591
48,427	*	Sears Holdings Corp	8,208
86,894		Shoppers Drug Mart Corp	4,025
455,998		Signet Group plc	951
425,674		Staples, Inc	10,101
34,703		Tiffany & Co	1,841
342,442		Walgreen Co	14,910
132,610		Xebio Co Ltd	3,548
		TOTAL MISCELLANEOUS RETAIL	147,047

MOTION PICTURES - 0.60%
22,000		Astral Media, Inc	873
330,743	e	CBS Corp (Class B)	11,020
68,853	*	Discovery Holding Co (Class A)	1,583
825,672		News Corp (Class A)	17,512
133,560		News Corp (Class B)	3,064
22,852	*	Premiere AG.	547
2,003,860		Time Warner, Inc	42,161
124,100	e	Toei Animation Co Ltd	3,427
28,180		Toho Co Ltd	510
551,670	*	Viacom, Inc (Class B)	22,966
		TOTAL MOTION PICTURES	103,663

NONDEPOSITORY INSTITUTIONS - 1.19%
15,662	e	Acom Co Ltd	562
669,503	e	Aeon Credit Service Co Ltd	10,623
554,828		Aeon Thana Sinsap Thailand PCL	792

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
15,956		Aiful Corp	$458
65,383	e	American Capital Strategies Ltd	2,780
404,492		American Express Co	24,747
33,073		Broadridge Financial Solutions, Inc	632
1,175,261		Bursa Malaysia BHD	3,879
145,416		Capital One Financial Corp	11,406
90,864		Cattles plc	712
1,428,296		Challenger Financial Services Group Ltd	7,037
70,484		CIT Group, Inc	3,865
7,179		Collins Stewart plc	32
33,000	e*	CompuCredit Corp	1,156
213,043		Countrywide Financial Corp	7,744
37,783		Credit Saison Co Ltd	983
15,491	e	D Carnegie AB	270
374,421	e	Deutsche Postbank AG.	32,829
95,050	*	Discover Financial Services	2,709
4,103,500		ECM Libra Avenue BHD	1,400
421,356		Fannie Mae	27,527
286,642		Freddie Mac	17,399
9,802		Hitachi Capital Corp	149
1,004,000		Hong Leong Finance Ltd	2,742
37,392		Hypo Real Estate Holding AG.	2,417
137,044		ICAP plc	1,351
53,745		IGM Financial, Inc	2,612
205,900		Japan Securities Finance Co Ltd	2,771
1,488	e	Kenedix, Inc	2,769
2,604,192		Kim Eng Holdings Ltd	3,488
1,071,500		Krungthai Card PCL	875
190,100	v*	Morgan Stanley & Co	13,237
8,365	e	Perpetual Trustees Australia Ltd	556
16,424	e	Promise Co Ltd	507
68,294		Provident Financial plc	956
106,168		SLM Corp	6,113
25,564	e	Takefuji Corp	860
29,165		Textron, Inc	3,211
58,249		Tullett Prebon plc	520
		TOTAL NONDEPOSITORY INSTITUTIONS	204,676

NONMETALLIC MINERALS, EXCEPT FUELS - 0.16%
25,372		Aber Diamond Corp	976
600,663		Itochu Corp	6,955
140,767		Potash Corp of Saskatchewan	11,005
24,018	e	Solvay S.A.	3,781
41,525		Vulcan Materials Co	4,756
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	27,473

OIL AND GAS EXTRACTION - 2.85%
60,563		Acergy S.A.	1,363
44,231		Aker Kvaerner ASA	1,120
113,589		Anadarko Petroleum Corp	5,905
9,377,600		Apexindo Pratama Duta PT	2,255
161,185	e	Baker Hughes, Inc	13,560
911,238		BG Group plc	14,938
75,206		BJ Services Co	2,139
82,666	*	Cameron International Corp	5,908
242,091		Canadian Natural Resources Ltd	16,086

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
104,340		Canadian Oil Sands Trust	$3,226
100,400		Canetic Resources Trust	1,632
114,000	e	Chesapeake Energy Corp	3,944
28,544	e	Cimarex Energy Co	1,125
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	-	^
225,766	*	Denbury Resources, Inc	8,466
222,550	e*	DET Norske Oljeselskap	465
17,815		Diamond Offshore Drilling, Inc	1,809
18,800	*	Duvernay Oil Corp	642
164,040	*	Electromagnetic GeoServices AS	3,310
347,667		EnCana Corp	21,384
55,188		Enerplus Resources Fund	2,594
65,170		ENSCO International, Inc	3,976
56,700		Ensign Energy Services, Inc	1,011
29,757		Equitable Resources, Inc	1,475
103,200	*	First Calgary Petroleums Ltd	504
87,640		GlobalSantaFe Corp	6,332
959,701		Halliburton Co	33,110
52,500		Harvest Energy Trust	1,624
57,197		Husky Energy, Inc	4,709
4,500		Idemitsu Kosan Co Ltd	504
7,500		INA Industrija Nafte DD (GDR)	4,163
428		Inpex Holdings, Inc	3,999
500,000	*	Integra Group Holdings (GDR)	9,100
3,800		Japan Petroleum Exploration Co	268
122,600	*	KazMunaiGas Exploration Production (GDR)	2,678
55,883	e*	Lundin Petroleum AB	557
77,653	*	Nabors Industries Ltd	2,592
117,640	*	National Oilwell Varco, Inc	12,263
29,779		Neste Oil Oyj	1,167
218,731	*	Nexen, Inc	6,776
17,000		Niko Resources Ltd	1,548
34,914		Noble Corp	3,405
76,500	*	OPTI Canada, Inc	1,632
41,065		Patterson-UTI Energy, Inc	1,076
106,156		Penn West Energy Trust	3,550
222,772		Petro-Canada	11,868
3,785,366		PetroChina Co Ltd	5,623
49,227	e	Petroleum Geo-Services ASA	1,229
31,924		Pioneer Natural Resources Co	1,555
27,000		Precision Drilling Trust	659
433,250	e*	Pride International, Inc	16,230
58,342		ProSafe ASA	933
90,900		Provident Energy Trust	1,068
37,733		Range Resources Corp	1,412
591,474	e*	Renewable Energy Corp A.S.	22,907
28,484	e	Rowan Cos, Inc	1,167
593,698		Saipem S.p.A.	20,257
128,221		Santos Ltd	1,514
420,567		Schlumberger Ltd	35,723
66,943	*	SeaDrill Ltd	1,436
64,795		Singapore Petroleum Co Ltd	244
70,923		Smith International, Inc	4,159
60,657	*	Southwestern Energy Co	2,699
59,500	*	Superior Energy Services	2,375
482,866		Talisman Energy, Inc	9,338

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
30,627	*	TGS Nopec Geophysical Co ASA	$627
23,300	e	Tidewater, Inc	1,651
16,700	*	Todco	788
711,151	e	Total S.A.	57,659
105,912	*	Transocean, Inc	11,225
50,400		Trican Well Service Ltd	1,026
39,428	*	Ultra Petroleum Corp	2,178
187,900	*	UTS Energy Corp	1,069
120,958	*	Weatherford International Ltd	6,682
65,544	*	Western Oil Sands, Inc (Class A)	2,184
209,222		Woodside Petroleum Ltd	8,088
574,075		XTO Energy, Inc	34,502
		TOTAL OIL AND GAS EXTRACTION	489,965

PAPER AND ALLIED PRODUCTS - 1.20%
172,734		Abitibi-Consolidated, Inc	504
2,543,559	*	Anglo American plc	149,337
23,400		Aracruz Celulose S.A. (ADR)	1,550
5,461		Billerud AB	83
38,603	*	Canfor Corp	488
149		Canfor Plus Income Fund	2
27,190	*	Domtar Corp	302
135,222	*	Domtar Corporation	1,509
13,437		Holmen AB (B Shares)	568
112,381		International Paper Co	4,388
312,805		Kimberly-Clark Corp	20,923
18,667	e	Kokuyo Co Ltd	219
941		Mayr-Melnhof Karton AG.	213
65,032		MeadWestvaco Corp	2,297
205		Nippon Paper Group, Inc	683
48,704	e	Norske Skogindustrier ASA	701
195,563		OJI Paper Co Ltd	951
90,467		PaperlinX Ltd	285
229,278	e	Sanrio Co Ltd	2,915
63,242	*	Smurfit-Stone Container Corp	842
42,000		Sonoco Products Co	1,798
134,923		Stora Enso Oyj (R Shares)	2,539
127,443		Svenska Cellulosa AB (B shares)	2,131
126,720		Temple-Inland, Inc	7,797
9,541		Uni-Charm Corp	541
121,544	e	UPM-Kymmene Oyj	2,991
		TOTAL PAPER AND ALLIED PRODUCTS	206,557

PERSONAL SERVICES - 0.07%
37,145	e	Cintas Corp	1,465
164,017		Davis Service Group plc	2,042
82,711		H&R Block, Inc	1,933
1,464,437		Kuala Lumpur Kepong BHD	5,477
483,737		Rentokil Initial plc	1,552
		TOTAL PERSONAL SERVICES	12,469

PETROLEUM AND COAL PRODUCTS - 5.51%
352,964		Apache Corp	28,798
9,200		Ashland, Inc	588
7,283,574		BP plc	87,638
324,900		BP plc (ADR)	23,438

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
162,000		Cabot Oil & Gas Corp	$5,975
965,222		Chevron Corp	81,310
2,000,000		China Petroleum & Chemical Corp	2,231
56,000		ConocoPhillips	4,396
294,485		Devon Energy Corp	23,055
2,240,315		ENI S.p.A.	81,228
63,271		EOG Resources, Inc	4,623
2,542,151		Exxon Mobil Corp	213,236
39,000		Frontier Oil Corp	1,707
23,569		Hellenic Petroleum S.A.	379
180,937		Hess Corp	10,668
33,300		Holly Corp	2,471
149,839		Imperial Oil Ltd	6,975
539,504		Marathon Oil Corp	32,349
9,630		Motor Oil Hellas Corinth Refineries S.A.	252
33,186	*	Newfield Exploration Co	1,512
185,418		Noble Energy, Inc	11,568
1,248,560		Occidental Petroleum Corp	72,267
38,326		OMV AG.	2,557
148,455		Petroleo Brasileiro S.A. (ADR)	18,003
94,411		Premier Farnell plc	377
235,638	e	Repsol YPF S.A.	9,329
1,801,064		Royal Dutch Shell plc (A Shares)	73,323
1,218,237		Royal Dutch Shell plc (B Shares)	50,783
43,566		Showa Shell Sekiyu KK	540
1,083,407	e	Statoil ASA	33,614
74,489	*	Suncor Energy, Inc	6,698
206,423		Suncor Energy, Inc	18,595
64,516		Sunoco, Inc	5,141
151,372		Tesoro Corp	8,651
67,353		TonenGeneral Sekiyu KK	657
309,574		Valero Energy Corp	22,865
		TOTAL PETROLEUM AND COAL PRODUCTS	947,797

PIPELINES, EXCEPT NATURAL GAS - 0.07%
163,487		Spectra Energy Corp	4,244
235,977		TransCanada Corp	8,117
		TOTAL PIPELINES, EXCEPT NATURAL GAS	12,361

PRIMARY METAL INDUSTRIES - 1.58%
58,676	e	Acerinox S.A.	1,431
55,000	e*	AK Steel Holding Corp	2,055
383,034	*	Alcan, Inc	31,247
224,607		Alcoa, Inc	9,103
23,340		Allegheny Technologies, Inc	2,448
5,261		Bekaert S.A.	772
926,891		BHP Billiton plc	25,748
155,578		BlueScope Steel Ltd	1,362
1,072		Boehler-Uddeholm AG.	107
20,000		Chaparral Steel Co	1,437
630,236	*	Corning, Inc	16,103
68,698	e	Daido Steel Co Ltd	468
62,530		DOWA HOLDINGS CO Ltd	666
10,913	m,v*	Dowa Mining Co Ltd	-	^
82,108		Fujikura Ltd	610
709,358		Furukawa Electric Co Ltd	3,918

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
17,900	*	General Cable Corp	$1,356
3,282		Hoganas AB (Class B)	98
21,043		IPSCO, Inc	3,327
58,430		Johnson Matthey plc	1,975
614,723		Kobe Steel Ltd	2,331
259,186		Mitsubishi Materials Corp	1,413
132,239		Mitsui Mining & Smelting Co Ltd	617
249,483		Mittal Steel Co NV	15,593
102,308		Nippon Light Metal Co Ltd	267
1,390,818		Nippon Steel Corp	9,784
185,715		Nisshin Steel Co Ltd	847
221,844	e	Norsk Hydro ASA	8,509
182,621		Nucor Corp	10,711
116,959	e	OneSteel Ltd	636
26,893		Outokumpu Oyj	905
37,601		Salzgitter AG.	7,206
74,900		Sidenor Steel Products Manufacturing Co S.A.	1,591
700,000		Steel Authority Of India	2,251
20,000		Steel Dynamics, Inc	838
167,056		Sumitomo Electric Industries Ltd	2,487
2,529,614		Sumitomo Metal Industries Ltd	14,872
126,449		Sumitomo Metal Mining Co Ltd	2,741
6,700	e	Toho Titanium Co Ltd	272
23,648		Tokyo Steel Manufacturing Co Ltd	370
72,176		United States Steel Corp	7,849
43,000		Usinas Siderurgicas de Minas Gerais S.A.	2,452
213,243	e	Vallourec	68,179
120,076		Viohalco S.A.	1,859
43,525		Voestalpine AG.	3,659
		TOTAL PRIMARY METAL INDUSTRIES	272,470

PRINTING AND PUBLISHING - 0.59%
55,885		APN News & Media Ltd	277
33,872	e	Arnoldo Mondadori Editore S.p.A.	332
143,138		Dai Nippon Printing Co Ltd	2,136
184,551		Daily Mail & General Trust	2,822
168,759		De La Rue plc	2,625
14,587	e	Dow Jones & Co, Inc	838
21,545		Dun & Bradstreet Corp	2,219
57,515		Emap plc	944
43,996		Eniro AB	558
60,915		Gannett Co, Inc	3,347
238,802		Independent News & Media plc	1,210
255,333		John Fairfax Holdings Ltd	1,016
14,415	e	McClatchy Co (Class A)	365
198,654		McGraw-Hill Cos, Inc	13,524
34,008	e	New York Times Co (Class A)	864
28,894		PagesJaunes Groupe S.A.	608
214,988		Pearson plc	3,622
405,198	e	PRONEXUS, Inc	3,519
37,176		Quebecor World, Inc	455
103,221		R.R. Donnelley & Sons Co	4,491
165,325		Reed Elsevier NV	3,142
2,449,714		Reed Elsevier plc	31,660
340,737		Reuters Group plc	4,248
13,866		Schibsted ASA	634

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
541,140		Singapore Press Holdings Ltd	$1,641
101,089		Thomson Corp	4,128
129,540		Toppan Printing Co Ltd	1,392
2,917		Tribune Co	86
78,111		Trinity Mirror plc	823
67,415		United Business Media plc	1,066
1,360		Washington Post Co (Class B)	1,056
67,172		Wolters Kluwer NV	2,048
207,666		Yell Group plc	1,918
112,200		Yellow Pages Income Fund	1,464
		TOTAL PRINTING AND PUBLISHING	101,078

RAILROAD TRANSPORTATION - 0.43%
143,616		Burlington Northern Santa Fe Corp	12,227
230,081	*	Canadian National Railway Co	11,707
70,063		Canadian Pacific Railway Ltd	4,839
363		Central Japan Railway Co	3,830
141,481		CSX Corp	6,378
786		East Japan Railway Co	6,056
260,480		Firstgroup plc	3,460
127,147		Norfolk Southern Corp	6,684
144,105	e	Odakyu Electric Railway Co Ltd	889
146,240		Union Pacific Corp	16,839
394		West Japan Railway Co	1,835
		TOTAL RAILROAD TRANSPORTATION	74,744

REAL ESTATE - 1.65%
276,810	e	Aeon Mall Co Ltd	8,511
6,561,863		Allgreen Properties Ltd	8,980
364,571		Ascendas Real Estate Investment Trust	701
10,195,901		Ayala Land, Inc	3,857
30,131		Bovis Homes Group plc	538
138,837		British Land Co plc	3,715
71,172		Brixton plc	623
97,193		Brookfield Properties Co	2,371
3,106,488		CapitaLand Ltd	16,458
39,388		Castellum AB	474
91,503	*	CB Richard Ellis Group, Inc (Class A)	3,340
181,075		Centro Properties Group	1,302
3,914	m	Centro Retail Group	6
1,263,556		Cheuk Nang Holdings Ltd	1,286
479,792		Cheung Kong Holdings Ltd	6,287
185,531		City Developments Ltd	2,097
3,152		Cofinimmo	600
10,221		Corio NV	801
610,632		DB RREEF Trust	1,014
40,932		Fabege AB	448
4,251,988		Far East Consortium	1,759
10,672	e	Forest City Enterprises, Inc (Class A)	656
2,866	e	Gecina S.A.	479
81,321		Hammerson plc	2,329
667,356		Hang Lung Properties Ltd	2,304
277,459		Henderson Land Development Co Ltd	1,891
189,638		Hopewell Holdings	774
188,326		Hysan Development Co Ltd	502
4,754		Icade	366

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
4,548,700		IGB Corp BHD	$3,576
103,951	*	IMMOFINANZ Immobilien Anlagen AG.	1,514
313,301		Investa Property Group	773
25,755		IVG Immobilien AG.	1,011
13,909		Jones Lang LaSalle, Inc	1,579
131,676		Keppel Land Ltd	755
170,576		Kerry Properties Ltd	1,071
5,569		Klepierre	943
34,716		Kungsleden AB	432
264,000	v*	KWG Property Holding Ltd	246
6,851,433		Land and Houses PCL	1,350
29,513		Leopalace21 Corp	1,009
67,812		Liberty International plc	1,551
305,721		Macquarie Goodman Group	1,735
94,145,000		Megaworld Corp	8,139
20,988		MI Developments, Inc (Class A)	764
215,197		Mirvac Group	1,038
272,614		Mitsubishi Estate Co Ltd	7,396
193,863		Mitsui Fudosan Co Ltd	5,434
2,547,283		New World Development Ltd	6,375
11,800		Nomura Real Estate Holdings, Inc	383
122,152		ORIX Corp	32,198
6,794,000	*	PT Ciputra Development Tbk	679
4,690	e	Risa Partners, Inc	12,775
8,863,200		Robinsons Land Corp	3,738
10,114,942		Shanghai Real Estate Ltd	3,918
330,000		Shoei Co Ltd	6,923
2,167,904		Shui On Land Ltd	1,945
2,499,954		Shun TAK Holdings Ltd	3,679
39,286		Singapore Land Ltd	292
439,136		Sino Land Co	914
125,860		Slough Estates plc	1,570
2,507,500		SP Setia BHD	6,291
2,430,000	*	SPG Land Holdings Ltd	1,601
18,005	e	St. Joe Co	834
374	v	Stockland	3
306,928		Stockland Trust Group	2,114
784,433		Sumitomo Realty & Development Co Ltd	25,546
435,657		Sun Hung Kai Properties Ltd	5,242
270,000		Suruga Corp	6,336
65,572	e	Tokyo Tatemono Co Ltd	816
616,107		Tokyu Land Corp	6,551
11,380		Unibail	2,910
6,530		Unibail-Rodamco	1,683
4,689,875	*	Unitech Corporate Parks plc	8,537
915,800		Urban Corp	16,634
5,264		Wereldhave NV	733
344,269		Westfield Group	5,809
4,181		Wihlborgs Fastigheter AB	74
671,359		Wing Tai Holdings Ltd	1,749
		TOTAL REAL ESTATE	283,637

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.29%
30,237		Ansell Ltd	312
242,467		Bayer AG.	18,264
195,161	e	Bridgestone Corp	4,184

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
40,228		Continental AG.	$5,654
1,700		Cooper Tire & Rubber Co	47
108,738		Denki Kagaku Kogyo KK	489
34,880	e	Michelin (C.G.D.E.) (Class B)	4,874
146,282		Mitsui Chemicals, Inc	1,111
71,792		Newell Rubbermaid, Inc	2,113
124,356		Nike, Inc (Class B)	7,249
22,533		Nokian Renkaat Oyj	789
859,830		Pirelli & C S.p.A.	1,023
41,540	e	Sealed Air Corp	1,289
43,844		Sumitomo Bakelite Co Ltd	307
41,500		Tupperware Corp	1,193
12,154		Uponor Oyj	472
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	49,370

SECURITY AND COMMODITY BROKERS - 1.65%
117,805	e	Allco Finance Group Ltd	1,060
178,356		Ameriprise Financial, Inc	11,338
209,623		Amvescap plc	2,701
147,491		Australian Stock Exchange Ltd	6,074
48,717		Babcock & Brown Ltd	1,321
28,000		Bear Stearns Cos, Inc	3,920
383,137		Charles Schwab Corp	7,862
8,994		Chicago Mercantile Exchange Holdings, Inc	4,806
308,355		Daiwa Securities Group, Inc	3,278
53,297	e	Deutsche Boerse AG.	5,984
110,877	*	E*Trade Financial Corp	2,449
321		E*Trade Securities Co Ltd	341
63,146		Franklin Resources, Inc	8,365
84,621	e*	GFI Group, Inc	6,133
171,264		Goldman Sachs Group, Inc	37,121
13,495		Hellenic Exchanges S.A.	352
322,087		Hong Kong Exchanges and Clearing Ltd	4,547
4,300	*	IntercontinentalExchange, Inc	636
51,025		Janus Capital Group, Inc	1,421
1,874,800		Kim Eng Securities Thailand PCL	1,356
2,626,767		Legal & General Group plc	7,880
33,864		Legg Mason, Inc	3,332
218,575		Lehman Brothers Holdings, Inc	16,288
42,225		London Stock Exchange Group plc	1,142
212,529	e	Macquarie Bank Ltd	15,265
26,524		Matsui Securities Co Ltd	237
420,979		Merrill Lynch & Co, Inc	35,185
58,494		Mitsubishi Securities Co	655
380,065		Morgan Stanley	31,880
88,500		Nikko Cordial Corp	1,154
992,999		Nomura Holdings, Inc	19,287
18,200		Nymex Holdings, Inc	2,287
43,165	e	NYSE Euronext	3,178
17,151		OMX AB	514
1,953	e	Osaka Securities Exchange Co Ltd	9,005
2,901,900		OSK Holdings BHD	2,536
1,870		SBI Holdings, Inc	593
29,770		Schroders plc	761
98,956		Shinko Securities Co Ltd	511
2,245,056		Singapore Exchange Ltd	14,404

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
65,355		T Rowe Price Group, Inc	$3,391
30,541		TSX Group, Inc	1,196
3,759,700	*	Utama Banking Group BHD	2,616
		TOTAL SECURITY AND COMMODITY BROKERS	284,362

SOCIAL SERVICES - 0.01%
43,382		Vedior NV	1,296
		TOTAL SOCIAL SERVICES	1,296

SPECIAL TRADE CONTRACTORS - 0.01%
23,349		COMSYS Holdings Corp	271
13,883		KCI Konecranes Oyj	580
29,131		Kinden Corp	253
16,879		Kone Oyj (Class B)	1,061
		TOTAL SPECIAL TRADE CONTRACTORS	2,165

STONE, CLAY, AND GLASS PRODUCTS - 0.77%
181,534		3M Co	15,755
219,298	e	Asahi Glass Co Ltd	2,957
70,000		Buzzi Unicem S.p.A.	2,410
70,000	*	Cemex S.A. de C.V. (ADR)	2,583
38,447		Central Glass Co Ltd	215
52,603		Cimpor Cimentos de Portugal S.A.	497
81,595	e	Compagnie de Saint-Gobain	9,141
49,980		Cookson Group plc	708
215,439		CRH plc	10,647
9,379		FLSmidth & Co A/S	734
299,501		Hanson plc	6,462
357,035		Holcim Ltd	38,559
14,343,000		Holcim Philippines, Inc	2,479
2,513,000		Indocement Tunggal Prakarsa Tbk PT	1,737
21,164		Italcementi S.p.A.	653
94,922	e	James Hardie Industries NV	701
2,988,000		Lafarge Malayan Cement BHD	1,507
37,092	e	Lafarge S.A.	6,760
419,021		NGK Insulators Ltd	10,291
137,222	e	Nippon Sheet Glass Co Ltd	626
71,553	e*	Owens Corning, Inc	2,406
38,584	*	Owens-Illinois, Inc	1,351
5,591	*	RHI AG.	305
191,782		Rinker Group Ltd	3,056
689,500		Semen Gresik Persero Tbk PT	3,944
84,952		Sumitomo Osaka Cement Co Ltd	225
669,376		Taiheiyo Cement Corp	2,961
63,977	e	Toto Ltd	554
220,260		UBE Industries Ltd	678
16,366		Wienerberger AG.	1,203
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	132,105

TEXTILE MILL PRODUCTS - 0.00%**
474		Fiberweb plc	2
		TOTAL TEXTILE MILL PRODUCTS	2

TOBACCO PRODUCTS - 1.00%
76,005	e	Altadis S.A.	5,023
1,398,033		Altria Group, Inc	98,058

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
739,115		British American Tobacco plc	$25,208
181,291		Imperial Tobacco Group plc	8,359
712,124		ITC Ltd	2,712
4,991		Japan Tobacco, Inc	24,602
25,400		Loews Corp (Carolina Group)	1,963
62,000	e	Reynolds American, Inc	4,042
76,463	e	Swedish Match AB	1,475
		TOTAL TOBACCO PRODUCTS	171,442

TRANSPORTATION BY AIR - 0.35%
34,300	*	ACE Aviation Holdings, Inc (Class A)	865
7,653		Aeroports de Paris	888
27,915		Air France-KLM	1,299
147,000		All Nippon Airways Co Ltd	559
123,000	e*	AMR Corp	3,241
189,557		Auckland International Airport Ltd	479
105,388		BBA Aviation plc	572
368,950	*	British Airways plc	3,086
1,707,089		Cathay Pacific Airways Ltd	4,245
25,000	e*	Continental Airlines, Inc (Class B)	847
63,921		Deutsche Lufthansa AG.	1,783
131,773		FedEx Corp	14,623
2,329		Flughafen Wien AG.	230
157,199		Iberia Lineas Aereas de Espana	782
181,000		Japan Airlines Corp	341
5,121		Jazz Air Income Fund	39
146,013		Macquarie Airports	499
537,838		Qantas Airways Ltd	2,552
166,530	*	Ryanair Holdings plc	1,111
74	*	Ryanair Holdings plc (ADR)	3
240,883		SABMiller plc	6,099
9,479	*	SAS AB	218
207,192		Singapore Airlines Ltd	2,546
2,384,640		Singapore Technologies Engineering Ltd	5,616
69,779		Southwest Airlines Co	1,040
148,000	e*	UAL Corp	6,007
		TOTAL TRANSPORTATION BY AIR	59,570

TRANSPORTATION EQUIPMENT - 3.57%
740,994		Austal Ltd	2,350
138,000		Autoliv, Inc	7,848
38,000		Bayerische Motoren Werke AG.	2,446
521,692		Boeing Co	50,166
645,145	*	Bombardier, Inc (Class B)	3,876
22,948		Brunswick Corp	749
1,583,873		Cosco Corp Singapore Ltd	3,868
258,396		DaimlerChrysler AG.	23,786
346,135		Denso Corp	13,537
1,145		D'ieteren S.A.	512
80,582	e	European Aeronautic Defence and Space Co	2,615
353,294	e	Fiat S.p.A.	10,494
572,805	e*	Ford Motor Co	5,396
196,508		General Dynamics Corp	15,371
160,687	e	General Motors Corp	6,074
44,287		Genuine Parts Co	2,197
406,782		GKN plc	3,238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,041,400	e	Hankyu Hanshin Holdings, Inc	$5,499
92,544		Harley-Davidson, Inc	5,516
21,676	e	Harsco Corp	1,127
58,182		Hino Motors Ltd	348
360,896		Honda Motor Co Ltd	13,105
999,269		Isuzu Motors Ltd	5,402
45,514		ITT Industries, Inc	3,108
443,676		Johnson Electric Holdings Ltd	246
43,895		JTEKT Corp	793
310,044		Kawasaki Heavy Industries Ltd	1,265
2,174,010		Keppel Corp Ltd	17,785
29,927	e	Lagardere S.C.A.	2,595
193,945		Lockheed Martin Corp	18,256
48,783		Magna International, Inc (Class A)	4,465
54,825		MAN AG.	7,827
38,000		MTU Aero Engines Holding AG.	2,471
510,158		Nabtesco Corp	7,430
35,421		NHK Spring Co Ltd	341
141,576		Northrop Grumman Corp	11,024
102,401		NSK Ltd	1,059
18,527	e	Oshkosh Truck Corp	1,166
84,100		Paccar, Inc	7,320
136,504	*	Pactiv Corp	4,353
61,945	e	Peugeot S.A.	4,990
2,418		Porsche AG.	4,316
291,086		Raytheon Co	15,687
257,631		Renault S.A.	41,321
3,943		Rieter Holding AG.	2,061
479,879		Rolls-Royce Group plc	5,167
101,712	e	Scania AB (B Shares)	2,481
1,965,963		SembCorp Marine Ltd	6,305
15,761		Shimano, Inc	540
804,583		Siemens AG.	115,218
101,774		Smiths Group plc	2,414
105,317	*	Spirit Aerosystems Holdings, Inc (Class A)	3,797
21,881		Thales S.A.	1,337
12,600		Tokai Rika Co Ltd	344
13,996		Toyoda Gosei Co Ltd	395
43,194		Toyota Industries Corp	2,007
808,825		Toyota Motor Corp	51,010
20,813		Trelleborg AB (B Shares)	573
78,300	*	TRW Automotive Holdings Corp	2,884
410,068		United Technologies Corp	29,086
210,416	e	Volkswagen AG.	33,463
11,957		Volkswagen AG.	1,235
64,395	e	Volvo AB (A Shares)	1,319
413,450	e	Volvo AB (B Shares)	8,220
42,489		Yamaha Motor Co Ltd	1,233
		TOTAL TRANSPORTATION EQUIPMENT	614,427

TRANSPORTATION SERVICES - 0.12%
49,535		Arriva plc	680
424,881	*	Asciano Group	3,649
76,363		Expeditors International Washington, Inc	3,154
58,000		Go-Ahead Group plc	3,036
650		Kuoni Reisen Holding	391

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
16,831	e*	Lear Corp	$599
442,195		MTR Corp	1,048
34,150		National Express Group plc	727
10,649		Stolt-Nielsen S.A.	355
362,566		Toll Holdings Ltd	4,443
59,563	e	TUI AG.	1,640
65,000	e	UTI Worldwide, Inc	1,741
		TOTAL TRANSPORTATION SERVICES	21,463

TRUCKING AND WAREHOUSING - 0.69%
1,719,207		Deutsche Post AG.	55,653
468,600	e	DSV AS	9,178
59,323		Kamigumi Co Ltd	514
26,262		Mitsubishi Logistics Corp	432
183,343		Nippon Express Co Ltd	1,042
31,991		Seino Holdings Corp	303
840,678		TNT NV	37,958
173,195		United Parcel Service, Inc (Class B)	12,643
89,378		Yamato Transport Co Ltd	1,264
		TOTAL TRUCKING AND WAREHOUSING	118,987

WATER TRANSPORTATION - 0.32%
255	e	AP Moller - Maersk A/S	3,067
180,000	e	Aries Maritime Transport Ltd	1,751
156,314		Carnival Corp	7,623
45,606		Carnival plc	2,180
1,706,000		China Shipping Development Co Ltd	3,949
38,661		Compagnie Maritime Belge S.A.	2,699
6,460	e	D/S Torm AS	241
135,000	e	Danaos Corp	4,246
8,375	e	Euronav NV	305
1,192,000		Ezra Holdings Ltd	4,524
34,545	e	Frontline Ltd	1,588
4,395,000		International Container Term Services, Inc	2,707
101,186		Kawasaki Kisen Kaisha Ltd	1,234
12,464		Kuehne & Nagel International AG.	1,148
341,145		Mitsui OSK Lines Ltd	4,626
760,381		Neptune Orient Lines Ltd	2,636
255,636		Nippon Yusen Kabushiki Kaisha	2,344
175,000	e	Omega Navigation Enterprises, Inc (Class A)	3,806
265,269		Orient Overseas International Ltd	2,593
47,423	e	Royal Caribbean Cruises Ltd	2,038
121		Ship Finance International Ltd	4
		TOTAL WATER TRANSPORTATION	55,309

WHOLESALE TRADE-DURABLE GOODS - 0.44%
46,268		AGFA-Gevaert NV	1,194
43,315	*	Arrow Electronics, Inc	1,665
79,368		Assa Abloy AB (Class B)	1,747
5,992		Autobacs Seven Co Ltd	187
215,400		Banpu PCL	1,672
212,000		Banpu PCL	1,645
120,812		Boral Ltd	897
23,605		Buhrmann NV	362
90,502		Bunzl plc	1,253
16,171		Canon Marketing Japan Inc	331

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
217,000	v*	China High Speed Transmission Equipment Group Co Ltd	$196
24,349		Compagnie Generale d'Optique Essilor International S.A.	2,900
128,955	*	Cytyc Corp	5,559
111,542		Electrocomponents plc	586
80,122		Finning International, Inc	2,277
25,279	e*	Fortescue Metals Group Ltd	722
130,755		Hagemeyer NV	674
53,451		Kingspan Group plc	1,499
11,573		Martin Marietta Materials, Inc	1,875
522,905		Nissan Motor Co Ltd	5,598
29,760	*	Patterson Cos, Inc	1,109
2,093,500		PT Astra International Tbk	3,928
65,504		Rautaruukki Oyj	4,185
50,000		Reliance Steel & Aluminum Co	2,813
40,158	e*	Securitas Direct AB (B Shares)	108
40,095		Securitas Systems AB (B Shares)	136
171,210	e	Softbank Corp	3,689
245,947	e	Sumitomo Corp	4,484
241,100	e	Ulvac, Inc	8,660
992,000		UMW Holdings BHD	3,622
18,165		W.W. Grainger, Inc	1,690
81,218		Wesfarmers Ltd	3,145
175,691		Wolseley plc	4,217
9,528		Zodiac S.A.	732
		TOTAL WHOLESALE TRADE-DURABLE GOODS	75,357

WHOLESALE TRADE-NONDURABLE GOODS - 0.84%
11,571,000	*	Alliance Global Group, Inc	1,468
53,861	e	Axfood AB	1,905
428,367	e	Billabong International Ltd	6,504
11,997	e	Brown-Forman Corp (Class B)	877
143,145		Cardinal Health, Inc	10,112
10,750	e	Casino Guichard Perrachon S.A.	1,087
22,986		Celesio AG.	1,494
1,450,000		China Yurun Food Group Ltd	1,621
47,524		Dean Foods Co	1,515
1,096,243		Esprit Holdings Ltd	13,928
434,576		Foster's Group Ltd	2,345
1,226		Fyffes plc	1
444,880		Gazprom (ADR)	18,499
51,336	*	Gildan Activewear, Inc	1,753
52,486	e	Idearc, Inc	1,854
667,778		Li & Fung Ltd	2,404
150,000	e	Macquarie Infrastructure Co LLC	6,222
1,133,267		Marubeni Corp	9,322
20,000		Men's Wearhouse, Inc	1,021
312,598		Mitsubishi Corp	8,191
288,400		Nippon Oil Corp	2,679
8,262		Oriflame Cosmetics S.A.	388
371,989		Orkla ASA	7,014
25,372		Reliance Industries Ltd	1,062
432,400		San Miguel Corp (Class B)	767
56,600		San-A Co Ltd	1,672
4,281,585		Sinochem Hong Kong Holding Ltd	3,030
6,451	e	Societe BIC S.A.	475
14,371		Suzuken Co Ltd	449

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
160,433		Sysco Corp			$5,293
719,028		Unilever NV			22,314
225,000		Unilever NV			6,979
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			144,245

		TOTAL COMMON STOCKS			17,068,410
		(Cost $15,498,866)

WARRANTS - 0.00%**

HOTELS AND OTHER LODGING PLACES - 0.00%**
1,550,848	v*	Minor International PCL (Expires 03/29/08)			335
		TOTAL HOTELS AND OTHER LODGING PLACES			335

REAL ESTATE - 0.00%**
52,313	*	Cheuk Nang Holdings Ltd (Expires 04/30/08)			15
		TOTAL REAL ESTATE			15

		TOTAL WARRANTS			350
		(Cost $26)

PRINCIPAL

SHORT-TERM INVESTMENTS - 9.11%

CERTIFICATE OF DEPOSITS - 0.11%
$ 20,000,000		First Tennessee Bank NA	5.300%	07/23/07	20,000
		TOTAL CERTIFICATE OF DEPOSITS			20,000

COMMERCIAL PAPER - 2.86%
20,000,000		Abbott Laboratories, Inc	0.000	07/06/07	19,988
25,000,000		American Honda Finance Corp	0.000	07/19/07	24,937
30,000,000		Calyon North America, Inc	0.000	07/27/07	29,890
30,000,000		Cargill Global Funding plc	0.000	07/27/07	29,890
15,000,000		Coca-Cola Co	0.000	07/27/07	14,945
25,000,000		Corporate Asset Funding Corp, Inc	0.000	08/23/07	24,808
20,000,000		Fairway Finance Corp	0.000	07/23/07	19,937
25,000,000		Govco LLC	0.000	07/19/07	24,937
25,000,000		Grampian Funding LLC	0.000	07/13/07	24,959
15,000,000		Hewlett-Packard Co	0.000	07/11/07	14,980
10,000,000		Hewlett-Packard Co	0.000	07/16/07	9,979
30,000,000		ING US Funding LLC	0.000	07/30/07	29,877
30,000,000		International Business Machines Corp	0.000	07/02/07	30,000
30,000,000		John Deere Capital Corp	0.000	08/24/07	29,764
20,000,000		Nestle Capital Corp	0.000	07/23/07	19,939
28,000,000		Old Line Funding LLC	0.000	07/20/07	27,925
30,000,000		Park Avenue Receivables Corp	0.000	07/26/07	29,892
30,000,000		Pitney Bowes, Inc	0.000	07/19/07	29,925
12,000,000		Private Export Funding Corp	0.000	07/10/07	11,986
18,000,000		Private Export Funding Corp	0.000	07/12/07	17,973
25,000,000		UBS Finance, (Delaware), Inc	0.000	07/20/07	24,934
		TOTAL COMMERCIAL PAPER			491,465

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 3.30%
$ 38,700,000	Federal Home Loan Bank (FHLB)	0.000%	07/18/07	$38,612
37,000,000	(FHLB)	0.000	07/27/07	36,869
50,000,000	(FHLB)	0.000	07/30/07	49,802
100,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000	07/02/07	100,000
15,170,000	(FHLMC)	0.000	07/16/07	15,140
84,800,000	(FHLMC)	0.000	07/25/07	84,524
25,944,000	(FHLMC)	0.000	09/17/07	25,661
14,650,000	Federal National Mortgage Association (FNMA)	0.000	07/20/07	14,612
40,000,000	(FNMA)	0.000	07/25/07	39,870
64,600,000	(FNMA)	0.000	07/26/07	64,380
48,255,000	(FNMA)	0.000	08/01/07	48,050
50,000,000	(FNMA)	0.000	09/28/07	49,377
	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			566,897

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.84%
488,809,528	State Street Navigator Securities Lending Prime Portfolio			488,810
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			488,810

	TOTAL SHORT-TERM INVESTMENTS			1,567,172
	(Cost $1,567,030)
	(includes $1,543,810 of cash collateral for securities on loan)

	TOTAL PORTFOLIO - 108.36%			18,635,932
	(Cost $17,065,922)
	OTHER ASSETS & LIABILITIES, NET - (8.36%)			(1,438,540)

	NET ASSETS - 100.00%			$17,197,392

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
plc	Public Limited Company
SPDR	Standard & Poor's Depository Receipt

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Companies in which the Account held 5% or more of the outstanding voting shares are considered "affiliated companies" of the Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies.
Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND TRANSACTIONS WITH AFFILIATED COMPANIES-GLOBAL EQUITIES ACCOUNT JANUARY 1, 2007 - JUNE 30, 2007

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2006	Cost	Proceeds	Gain/(Loss)	Income	Expense	June 30, 2007	June 30, 2007

Panva Gas Holdings	**	$1,883,414	$361,702	$(100,689)	$-	$-	-	*
Saic, Inc	$97,288,369	-	96,243,284	(3,000,952)	-	-	-	*
		$1,883,414	$96,604,986	$(3,101,641)	$-	$-		$-

*	Not an Affiliate as of June 30, 2007.

**	Not an Affiliate as of December 31, 2006.

COLLEGE RETIREMENT EQUITIES FUND - GLOBAL EQUITIES ACCOUNT

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
Summary of Market Values by Country (Unaudited)
June 30, 2007
		% OF
		MARKET
	VALUE	VALUE

DOMESTIC
UNITED STATES	$9,756,478,501	52.35%
TOTAL DOMESTIC	9,756,478,501	52.35

FOREIGN
ARGENTINA	1,427,916	0.01
AUSTRALIA	363,007,357	1.95
AUSTRIA	44,048,226	0.24
BELGIUM	69,019,996	0.37
BRAZIL	36,176,915	0.19
CANADA	539,476,257	2.89
CAYMAN ISLANDS	25,690,558	0.14
CHINA	2,554,750	0.01
CROATIA	4,162,500	0.02
DENMARK	42,728,888	0.23
FINLAND	153,655,755	0.82
FRANCE	1,081,283,144	5.80
GERMANY	664,797,645	3.57
GREECE	31,747,296	0.17
HONG KONG	191,754,742	1.03
INDIA	27,449,432	0.15
INDONESIA	15,672,173	0.08
IRELAND	116,276,014	0.62
ISRAEL	70,259,063	0.38
ITALY	305,103,792	1.64
JAPAN	1,391,326,986	7.47
KAZAKHSTAN	2,677,584	0.01
MALAYSIA	73,758,541	0.40
MEXICO	2,583,000	0.01
NETHERLANDS	467,460,370	2.51
NEW ZEALAND	11,186,646	0.06
NORWAY	99,565,465	0.53
PHILIPPINES	60,594,627	0.33
PORTUGAL	12,332,690	0.07
RUSSIA	34,913,837	0.19
SINGAPORE	184,243,935	0.99
SOUTH KOREA	16,444,572	0.09
SPAIN	231,835,901	1.24
SWEDEN	142,331,950	0.76
SWITZERLAND	503,060,895	2.70
TAIWAN	25,791,541	0.14
THAILAND	36,551,751	0.20
TURKEY	1,601,730	0.01
UNITED KINGDOM	1,794,898,796	9.63
TOTAL FOREIGN	8,879,453,236	47.65
TOTAL PORTFOLIO	$18,635,931,737	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

		COLLEGE RETIREMENT EQUITIES FUND
		GROWTH ACCOUNT
		STATEMENT OF INVESTMENTS (Unaudited)
		June 30, 2007

			VALUE
SHARES			(000)

COMMON STOCKS - 99.89%

AMUSEMENT AND RECREATION SERVICES - 1.83%
2,988,278	*	Activision, Inc	$55,791
35,864		Harrah's Entertainment, Inc	3,058
436,300		Nintendo Co Ltd	159,181
24,338	*	Penn National Gaming, Inc	1,462
290,760		Walt Disney Co	9,927
6,713	e	Warner Music Group Corp	97
		TOTAL AMUSEMENT AND RECREATION SERVICES	229,516

APPAREL AND ACCESSORY STORES - 0.48%
30,136	e	Abercrombie & Fitch Co (Class A)	2,199
61,477		American Eagle Outfitters, Inc	1,578
18,569	e*	AnnTaylor Stores Corp	658
60,681	*	Chico's FAS, Inc	1,477
32,239	e*	Hanesbrands, Inc	871
613,169	*	Kohl's Corp	43,553
116,144	e	Limited Brands, Inc	3,188
86,039	e	Nordstrom, Inc	4,398
46,524		Ross Stores, Inc	1,433
39,765	*	Urban Outfitters, Inc	956
		TOTAL APPAREL AND ACCESSORY STORES	60,311

APPAREL AND OTHER TEXTILE PRODUCTS - 0.57%
18,180	e	Guess ?, Inc	873
18,608		Phillips-Van Heusen Corp	1,127
707,865		Polo Ralph Lauren Corp	69,449
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	71,449

AUTO REPAIR, SERVICES AND PARKING - 0.01%
69,969	e*	Hertz Global Holdings, Inc	1,859
		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,859

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
35,854		Advance Auto Parts	1,453
15,526	*	Autozone, Inc	2,121
69,608	e*	Carmax, Inc	1,775
21,547	*	Copart, Inc	659
39,780	*	O'Reilly Automotive, Inc	1,454
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	7,462

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.88%
43,864	e	Fastenal Co	1,836
382,260		Home Depot, Inc	15,042
3,045,734		Lowe's Cos, Inc	93,474
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	110,352

BUSINESS SERVICES - 13.40%
198,594		Accenture Ltd (Class A)	8,518
21,176		Acxiom Corp	560

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
5,364,699	*	Adobe Systems, Inc	$215,393
13,703	*	Affiliated Computer Services, Inc (Class A)	777
8,253	e	Aircastle Ltd	329
54,894	e*	Akamai Technologies, Inc	2,670
26,350	*	Alliance Data Systems Corp	2,036
65,851	e*	Amdocs Ltd	2,622
23,636	e*	aQuantive, Inc	1,508
77,202	e*	Autodesk, Inc	3,635
185,138		Automatic Data Processing, Inc	8,974
12,149	*	Avis Budget Group, Inc	345
131,210	*	BEA Systems, Inc	1,796
67,129	e*	BMC Software, Inc	2,034
13,365	e	Brink's Co	827
86,065		CA, Inc	2,223
25,816	*	Cadence Design Systems, Inc	567
41,779	*	Ceridian Corp	1,462
23,006	e*	Cerner Corp	1,276
21,054	e*	Checkfree Corp	846
25,476	*	ChoicePoint, Inc	1,081
60,119	*	Citrix Systems, Inc	2,024
11,857	e*	Clear Channel Outdoor Holdings, Inc (Class A)	336
47,937	e*	Cognizant Technology Solutions Corp (Class A)	3,600
81,725	*	Compuware Corp	969
623,592	e*	DST Systems, Inc	49,395
4,702,661	*	eBay, Inc	151,332
1,440,599	*	Electronic Arts, Inc	68,169
101,205		Electronic Data Systems Corp	2,806
48,367	e	Equifax, Inc	2,148
3,043,743		Experian Group Ltd	38,304
14,716	*	F5 Networks, Inc	1,186
14,905		Factset Research Systems, Inc	1,019
1,909	e	Fair Isaac Corp	77
53,853		Fidelity National Information Services, Inc	2,923
39,892		First Data Corp	1,303
56,335	*	Fiserv, Inc	3,200
8,126	*	Getty Images, Inc	389
686,435	*	Google, Inc (Class A)	359,266
59,781	e*	HLTH Corp	838
57,837	e	IMS Health, Inc	1,858
96,843	e*	Interpublic Group of Cos, Inc	1,104
3,026,992	*	Intuit, Inc	91,052
58,263	e*	Iron Mountain, Inc	1,522
1,728,569	*	Juniper Networks, Inc	43,508
14,872	e*	Kinetic Concepts, Inc	773
27,679		Lamar Advertising Co (Class A)	1,737
51,218	e*	Limelight Networks, Inc	1,013
28,292	e	Manpower, Inc	2,610
185,597	e	Mastercard, Inc (Class A)	30,785
53,394	*	McAfee, Inc	1,879
5,749,636		Microsoft Corp	169,442
30,228		MoneyGram International, Inc	845
41,093	e*	Monster Worldwide, Inc	1,689
33,377	e*	NAVTEQ Corp	1,413
7,631	*	NCR Corp	401
14,040	e*	Novell, Inc	109

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
3,178,398		Omnicom Group, Inc	$168,201
5,024,700	*	Oracle Corp	99,037
64,263	e*	Red Hat, Inc	1,432
49,645	e	Robert Half International, Inc	1,812
31,798	e*	Salesforce.com, Inc	1,363
78,665		ServiceMaster Co	1,216
303,021	*	Sun Microsystems, Inc	1,594
43,455	e*	Symantec Corp	878
47,980	e*	Synopsys, Inc	1,268
14,299	e	Total System Services, Inc	422
81,274	*	VeriSign, Inc	2,579
97,150		Waste Management, Inc	3,794
2,696	*	WebMD Health Corp (Class A)	127
3,483,475	*	Yahoo!, Inc	94,507
		TOTAL BUSINESS SERVICES	1,678,733

CHEMICALS AND ALLIED PRODUCTS - 14.55%
3,665,418		Abbott Laboratories	196,283
10,263	e*	Abraxis BioScience, Inc	228
964,982	e	Air Products & Chemicals, Inc	77,556
26,711		Albemarle Corp	1,029
6,400	e	Alberto-Culver Co	152
277,454	*	Amgen, Inc	15,340
31,788	e	Avery Dennison Corp	2,113
135,382		Avon Products, Inc	4,975
35,278	e*	Barr Pharmaceuticals, Inc	1,772
21,851	*	Biogen Idec, Inc	1,169
658,182		Bristol-Myers Squibb Co	20,772
15,529		Cabot Corp	740
28,994		Celanese Corp (Series A)	1,124
22,258	e*	Cephalon, Inc	1,789
8,241	e*	Charles River Laboratories International, Inc	425
19,824	e	Church & Dwight Co, Inc	961
46,721		Clorox Co	2,901
2,479,909		Colgate-Palmolive Co	160,822
28,864		Dade Behring Holdings, Inc	1,533
49,164		Du Pont (E.I.) de Nemours & Co	2,500
60,653		Ecolab, Inc	2,590
162,565		Eli Lilly & Co	9,084
36,569		Estee Lauder Cos (Class A)	1,664
107,111	e*	Forest Laboratories, Inc	4,890
1,900,769	*	Genentech, Inc	143,812
751,156	*	Genzyme Corp	48,374
4,994,228	*	Gilead Sciences, Inc	193,626
52,258	*	Hospira, Inc	2,040
9,581	e*	Idexx Laboratories, Inc	907
20,035	*	ImClone Systems, Inc	708
22,240		International Flavors & Fragrances, Inc	1,160
6,846	*	Invitrogen Corp	505
888,021	e*	Keryx Biopharmaceuticals, Inc	8,676
6,037		Lubrizol Corp	390
3,722,817		Merck & Co, Inc	185,396
64,100	e*	Millennium Pharmaceuticals, Inc	678
3,404,941	e	Monsanto Co	229,970
665,847	*	Mosaic Co	25,981
80,364	e*	Mylan Laboratories, Inc	1,462

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
48,246	e	Nalco Holding Co	$1,324
18,252	*	NBTY, Inc	789
40,326	e*	PDL BioPharma, Inc	940
106,734	e	Praxair, Inc	7,684
416,791		Procter & Gamble Co	25,504
85,069		Roche Holding AG.	15,073
27,155	e	Rohm & Haas Co	1,485
34,781		RPM International, Inc	804
5,623,772		Schering-Plough Corp	171,188
3,051	e	Scotts Miracle-Gro Co (Class A)	131
36,413	*	Sepracor, Inc	1,494
37,158		Sherwin-Williams Co	2,470
721,005		Shire plc (ADR)	53,448
13,657		Sigma-Aldrich Corp	583
4,039,469		Teva Pharmaceutical Industries Ltd (ADR)	166,628
4,056		Valspar Corp	115
29,169	*	VCA Antech, Inc	1,099
40,554	e*	Vertex Pharmaceuticals, Inc	1,158
30,004	*	Warner Chilcott Ltd (Class A)	543
19,903	*	Watson Pharmaceuticals, Inc	648
236,743		Wyeth	13,575
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,822,780

COAL MINING - 0.08%
45,549	e	Arch Coal, Inc	1,585
61,146		Consol Energy, Inc	2,820
26,130	e	Massey Energy Co	696
89,830	e	Peabody Energy Corp	4,346
		TOTAL COAL MINING	9,447

COMMUNICATIONS - 2.88%
1,301,100		America Movil S.A. de C.V. (ADR) (Series L)	80,577
139,836	*	American Tower Corp (Class A)	5,873
2,073,677		AT&T, Inc	86,058
38,443	*	Avaya, Inc	647
24,388	*	Cablevision Systems Corp (Class A)	883
10,197	*	Central European Media Enterprises Ltd (Class A)	995
20,114	e	Citizens Communications Co	307
34,948		Clear Channel Communications, Inc	1,322
3,483,259	*	Comcast Corp (Class A)	97,949
65,869	e*	Crown Castle International Corp	2,389
17,375	e*	CTC Media, Inc	472
252,840	*	DIRECTV Group, Inc	5,843
70,670	*	EchoStar Communications Corp (Class A)	3,065
26,990	e	Global Payments, Inc	1,070
3,936	e*	IAC/InterActiveCorp	136
16,842	*	Leap Wireless International, Inc	1,423
509,712	e*	Level 3 Communications, Inc	2,982
64,808	e*	Liberty Global, Inc (Class A)	2,660
130,663	*	Liberty Media Holding Corp (Interactive A)	2,918
18,792	*	MetroPCS Communications, Inc	621
24,754	e*	NeuStar, Inc (Class A)	717
691,259	e*	NII Holdings, Inc	55,812
36,126	e*	SBA Communications Corp (Class A)	1,214
15,377		Telephone & Data Systems, Inc	962
28,648	*	Time Warner Cable, Inc (Class A)	1,122

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
1,534	*	US Cellular Corp	$139
87,006	e	Windstream Corp	1,284
95,581	e*	XM Satellite Radio Holdings, Inc (Class A)	1,125
		TOTAL COMMUNICATIONS	360,565

DEPOSITORY INSTITUTIONS - 0.73%
5,571		Bank of Hawaii Corp	288
5,087	e	Capitol Federal Financial	188
18,382		Commerce Bancorp, Inc	680
72,544	e	Hudson City Bancorp, Inc	886
23,380	e	Investors Financial Services Corp	1,442
130,847	e	Mellon Financial Corp	5,757
62,261		Northern Trust Corp	4,000
50,292	e	People's United Financial, Inc	892
87,131		State Street Corp	5,960
34,947		Synovus Financial Corp	1,073
1,168,500		Wells Fargo & Co	41,096
1,399,643	e	Western Union Co	29,154
		TOTAL DEPOSITORY INSTITUTIONS	91,416

EATING AND DRINKING PLACES - 0.19%
37,947		Brinker International, Inc	1,111
20,862	e	Burger King Holdings, Inc	549
24,086	e*	Cheesecake Factory	591
47,304		Darden Restaurants, Inc	2,081
81,954		McDonald's Corp	4,160
247,903	e*	Starbucks Corp	6,505
63,869	e	Tim Hortons, Inc	1,964
29,064	e	Wendy's International, Inc	1,068
175,260	e	Yum! Brands, Inc	5,734
		TOTAL EATING AND DRINKING PLACES	23,763

EDUCATIONAL SERVICES - 0.23%
434,565	*	Apollo Group, Inc (Class A)	25,392
34,445	e*	Career Education Corp	1,163
13,160	*	ITT Educational Services, Inc	1,545
12,141	*	Laureate Education, Inc	748
		TOTAL EDUCATIONAL SERVICES	28,848

ELECTRIC, GAS, AND SANITARY SERVICES - 0.79%
224,636	*	AES Corp	4,915
55,844	e*	Allegheny Energy, Inc	2,889
14,588	*	Allied Waste Industries, Inc	196
3,014		Aqua America, Inc	68
107,123		Centerpoint Energy, Inc	1,864
46,815		Constellation Energy Group, Inc	4,081
39,770	e*	Covanta Holding Corp	980
20,369	e	DPL, Inc	577
18,294	*	Dynegy, Inc (Class A)	173
101,731		Exelon Corp	7,386
1,596,196	e	Fortum Oyj	49,877
58,397	*	Mirant Corp	2,491
65,160	e*	NRG Energy, Inc	2,709
96,329		PPL Corp	4,507
19,973	e	Questar Corp	1,055
50,019		Republic Services, Inc	1,533

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
10,765	*	Sierra Pacific Resources	$189
27,412	*	Stericycle, Inc	1,219
112,676		TXU Corp	7,583
167,155		Williams Cos, Inc	5,285
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	99,577

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 14.70%
75,199	e*	Advanced Micro Devices, Inc	1,075
2,447,909	e	Alcatel S.A. (ADR)	34,271
118,849	e	Altera Corp	2,630
35,962		Ametek, Inc	1,427
59,900	e	Amphenol Corp (Class A)	2,135
109,458	e	Analog Devices, Inc	4,120
2,206,792	*	Apple Computer, Inc	269,317
29,216	*	Avnet, Inc	1,158
5,796	e	AVX Corp	97
155,694	*	Broadcom Corp (Class A)	4,554
28,304	e*	Ciena Corp	1,023
13,057,945	*	Cisco Systems, Inc	363,664
2,589,807		Cooper Industries Ltd (Class A)	147,852
7,022	e*	Cree, Inc	182
50,601	e*	Cypress Semiconductor Corp	1,178
13,336	*	Dolby Laboratories, Inc (Class A)	472
5,450		Eaton Corp	507
13,571	e*	Energizer Holdings, Inc	1,352
17,001	*	Fairchild Semiconductor International, Inc	328
11,171	e*	First Solar, Inc	997
38,535	e	Garmin Ltd	2,850
21,795		Harman International Industries, Inc	2,546
45,348	e	Harris Corp	2,474
222,691		Honeywell International, Inc	12,533
22,232	*	Integrated Device Technology, Inc	339
8,773,938		Intel Corp	208,469
5,502	e*	International Rectifier Corp	205
24,384		Intersil Corp (Class A)	767
11,293	e*	Jarden Corp	486
37,731	e*	JDS Uniphase Corp	507
13,613	e	L-3 Communications Holdings, Inc	1,326
9,992	e	Lincoln Electric Holdings, Inc	742
87,248	e	Linear Technology Corp	3,157
151,969	e*	LSI Logic Corp	1,141
157,972	*	Marvell Technology Group Ltd	2,877
2,575,213		Maxim Integrated Products, Inc	86,038
726,424	*	MEMC Electronic Materials, Inc	44,399
72,116	e	Microchip Technology, Inc	2,671
82,451	*	Micron Technology, Inc	1,033
26,740	e	Molex, Inc	802
1,024,315	e	National Semiconductor Corp	28,957
2,400	m,v*	NCP Litigation Trust	-	^
1,950,056	*	Network Appliance, Inc	56,942
27,456	e*	Novellus Systems, Inc	779
1,790,126	*	Nvidia Corp	73,950
799,700	e*	Polycom, Inc	26,870
45,977	*	QLogic Corp	766
6,187,689		Qualcomm, Inc	268,484
31,824	e	RadioShack Corp	1,055

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
23,741	e*	Rambus, Inc	$427
477,614	*	Research In Motion Ltd	95,518
44,900	e*	Sanmina-SCI Corp	141
16,408	e*	Silicon Laboratories, Inc	568
486,424	e*	Sirius Satellite Radio, Inc	1,469
7,423	e*	Sunpower Corp (Class A)	468
1,201,100		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	13,368
1,337,465		Texas Instruments, Inc	50,329
20,607	*	Thomas & Betts Corp	1,195
30,041	*	Varian Semiconductor Equipment Associates, Inc	1,203
14,100	e*	Vishay Intertechnology, Inc	223
18,744	e	Whirlpool Corp	2,084
99,719		Xilinx, Inc	2,669
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,841,166

ENGINEERING AND MANAGEMENT SERVICES - 2.49%
43,470	e*	Amylin Pharmaceuticals, Inc	1,789
2,743,158	e*	Celgene Corp	157,265
12,495	e	Corporate Executive Board Co	811
843,974	e	Fluor Corp	93,993
115,217	*	Gen-Probe, Inc	6,962
19,819	e*	Hewitt Associates, Inc (Class A)	634
40,878	e*	Jacobs Engineering Group, Inc	2,351
422,387	*	McDermott International, Inc	35,109
75,841		Moody's Corp	4,717
113,364		Paychex, Inc	4,435
48,490	e	Quest Diagnostics, Inc	2,505
24,753	*	Shaw Group, Inc	1,146
4,102	*	URS Corp	199
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	311,916

FABRICATED METAL PRODUCTS - 0.09%
9,548	*	Alliant Techsystems, Inc	947
35,636		Ball Corp	1,895
58,208	*	Crown Holdings, Inc	1,453
123,840		Illinois Tool Works, Inc	6,711
9,067	e	Stanley Works	550
		TOTAL FABRICATED METAL PRODUCTS	11,556

FOOD AND KINDRED PRODUCTS - 1.99%
160,186		Anheuser-Busch Cos, Inc	8,355
41,816		Campbell Soup Co	1,623
510,118		Coca-Cola Co	26,684
9,268		General Mills, Inc	542
59,887		H.J. Heinz Co	2,843
21,739	e*	Hansen Natural Corp	934
39,942		Hershey Co	2,022
53,799		Kellogg Co	2,786
29,002	e	McCormick & Co, Inc	1,107
11,873		Pepsi Bottling Group, Inc	400
3,018,865		PepsiCo, Inc	195,774
128,617		Sara Lee Corp	2,238
70,746	e	Wrigley (Wm.) Jr Co	3,913
		TOTAL FOOD AND KINDRED PRODUCTS	249,221

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)

FOOD STORES - 0.05%
150,949		Kroger Co	$4,246
10,255	e*	Panera Bread Co (Class A)	473
47,290	e	Whole Foods Market, Inc	1,811
		TOTAL FOOD STORES	6,530

FORESTRY - 0.00% **
3,075		Rayonier, Inc	139
		TOTAL FORESTRY	139

FURNITURE AND FIXTURES - 0.06%
3,515		Hillenbrand Industries, Inc	228
16,581	e	HNI Corp	680
52,255		Johnson Controls, Inc	6,050
7,343		Masco Corp	209
		TOTAL FURNITURE AND FIXTURES	7,167

FURNITURE AND HOMEFURNISHINGS STORES - 0.52%
92,714	e*	Bed Bath & Beyond, Inc	3,337
24,749	e	Circuit City Stores, Inc	373
1,540,660	e*	GameStop Corp (Class A)	60,240
22,765	e	Steelcase, Inc (Class A)	421
30,476	e	Williams-Sonoma, Inc	962
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	65,333

GENERAL BUILDING CONTRACTORS - 0.01%
2,073	e	Centex Corp	83
648	e*	NVR, Inc	441
25,226		Pulte Homes, Inc	566
		TOTAL GENERAL BUILDING CONTRACTORS	1,090

GENERAL MERCHANDISE STORES - 1.45%
37,628	e*	Big Lots, Inc	1,107
103,304	e	Costco Wholesale Corp	6,045
104,751	e	Dollar General Corp	2,296
49,821	e	Family Dollar Stores, Inc	1,710
75,566		JC Penney Co, Inc	5,470
40,234	e	Saks, Inc	859
2,063,385	e	Target Corp	131,231
153,936		TJX Cos, Inc	4,233
592,193		Wal-Mart Stores, Inc	28,491
		TOTAL GENERAL MERCHANDISE STORES	181,442

HEALTH SERVICES - 1.08%
29,304	e	AmerisourceBergen Corp	1,450
5,086	e	Brookdale Senior Living, Inc	232
96,044		Cigna Corp	5,015
2,767	*	Community Health Systems, Inc	112
21,037	*	Covance, Inc	1,442
48,924	*	Coventry Health Care, Inc	2,820
34,287	e*	DaVita, Inc	1,847
19,284	e*	Edwards Lifesciences Corp	952
79,546	*	Express Scripts, Inc	3,978
563,058	e*	Laboratory Corp of America Holdings	44,065
28,758	*	Lincare Holdings, Inc	1,146
24,535		Manor Care, Inc	1,602
91,705		McKesson Corp	5,469

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
683,825	*	Medco Health Solutions, Inc	$53,332
4,927		Omnicare, Inc	178
14,764	*	Pediatrix Medical Group, Inc	814
36,180	e	Pharmaceutical Product Development, Inc	1,385
19,508	*	Sierra Health Services, Inc	811
110,777	e*	Tenet Healthcare Corp	721
1,513	*	Triad Hospitals, Inc	81
3,690		Universal Health Services, Inc (Class B)	227
92,592	*	WellPoint, Inc	7,392
		TOTAL HEALTH SERVICES	135,071

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.02%
23,536	*	Foster Wheeler Ltd	2,518
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,518

HOLDING AND OTHER INVESTMENT OFFICES - 0.68%
10,374	e*	Affiliated Managers Group, Inc	1,336
314,644	e*	Blackstone Group LP	9,210
33,463		Duke Realty Corp	1,194
3,169	e	Essex Property Trust, Inc	369
9,767		Federal Realty Investment Trust	755
39,968		General Growth Properties, Inc	2,116
3,116		Health Care REIT, Inc	126
15,986	e	Hugoton Royalty Trust	403
903,700	e	iShares Russell 1000 Growth Index Fund	53,508
10,916	e	Kilroy Realty Corp	773
24,194		Macerich Co	1,994
4,592		Plum Creek Timber Co, Inc	191
75,141		Prologis	4,275
3,720		Public Storage, Inc	286
40,963		Simon Property Group, Inc	3,811
8,880	e	Taubman Centers, Inc	440
44,564	e	UDR, Inc	1,172
44,411	e	Ventas, Inc	1,610
25,717	e	Weingarten Realty Investors	1,057
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	84,626

HOTELS AND OTHER LODGING PLACES - 2.12%
18,700	e	Boyd Gaming Corp	920
12,503		Choice Hotels International, Inc	494
4,013,908		Hilton Hotels Corp	134,346
34,892	e*	Las Vegas Sands Corp	2,665
109,635		Marriott International, Inc (Class A)	4,741
799,419	e*	MGM Mirage	65,936
13,428	e	Orient-Express Hotels Ltd (Class A)	717
790,857	e	Starwood Hotels & Resorts Worldwide, Inc	53,043
8,699	e	Station Casinos, Inc	755
4,584	*	Wyndham Worldwide Corp	166
16,947	e	Wynn Resorts Ltd	1,520
		TOTAL HOTELS AND OTHER LODGING PLACES	265,303

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.50%
20,047	*	AGCO Corp	870
420,007	e	Alstom RGPT	70,037
61,017		American Standard Cos, Inc	3,599
462,459		Applied Materials, Inc	9,189

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
11,469		Black & Decker Corp	$1,013
133,266	*	Brocade Communications Systems, Inc	1,042
5,782	e	Carlisle Cos, Inc	269
1,108,313		Caterpillar, Inc	86,781
20,469		CDW Corp	1,739
34,835		Cummins, Inc	3,526
460,942		Deere & Co	55,654
1,700,703	*	Dell, Inc	48,555
21,946	e	Diebold, Inc	1,146
26,804	e	Donaldson Co, Inc	953
22,048		Dover Corp	1,128
28,723	e*	Dresser-Rand Group, Inc	1,134
700,562	*	EMC Corp	12,680
17,176		Flowserve Corp	1,230
21,924	*	FMC Technologies, Inc	1,737
382,126		General Electric Co	14,628
22,564	e	Graco, Inc	909
42,786	*	Grant Prideco, Inc	2,303
5,095,083		Hewlett-Packard Co	227,343
27,809		IDEX Corp	1,072
6,281		Ingersoll-Rand Co Ltd (Class A)	344
395,479		International Business Machines Corp	41,624
3,631,715		International Game Technology	144,179
38,677	e	Jabil Circuit, Inc	854
36,418	e	Joy Global, Inc	2,124
7,405		Kennametal, Inc	607
45,196	*	Lam Research Corp	2,323
17,193	e*	Lexmark International, Inc (Class A)	848
685,490		Manitowoc Co, Inc	55,100
37,560	e	Pall Corp	1,727
6,451	e*	Riverbed Technology, Inc	283
52,800	e	Rockwell Automation, Inc	3,666
45,386	e*	SanDisk Corp	2,221
23,307	e*	Scientific Games Corp (Class A)	815
68,931		Seagate Technology, Inc	1,501
108,879	m,v*	Seagate Technology, Inc	-	^
93,399	e*	Solectron Corp	344
34,504	*	Terex Corp	2,805
13,276	e	Toro Co	782
43,877	*	Varian Medical Systems, Inc	1,865
20,781	e*	VeriFone Holdings, Inc	732
22,146	*	Western Digital Corp	428
23,016	*	Zebra Technologies Corp (Class A)	892
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	814,601

INSTRUMENTS AND RELATED PRODUCTS - 5.74%
20,991	e*	Advanced Medical Optics, Inc	732
136,716	*	Agilent Technologies, Inc	5,255
892,363		Alcon, Inc	120,389
102,158		Allergan, Inc	5,888
11,031		Applera Corp (Applied Biosystems Group)	337
10,153	*	Armor Holdings, Inc	882
34,790		Bard (C.R.), Inc	2,875
3,878	e	Bausch & Lomb, Inc	269
218,000		Baxter International, Inc	12,282
16,814	e	Beckman Coulter, Inc	1,088

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
81,962		Becton Dickinson & Co	$6,106
83,568		Biomet, Inc	3,821
5,965	e	Cooper Cos, Inc	318
81,774	e	Danaher Corp	6,174
51,467	e	Dentsply International, Inc	1,969
751	e	DRS Technologies, Inc	43
4,962,963		Emerson Electric Co	232,267
422,050	e*	Flir Systems, Inc	19,520
815,358	e*	Hologic, Inc	45,097
12,319	e*	Intuitive Surgical, Inc	1,710
363,474		Johnson & Johnson	22,397
63,473	e	Kla-Tencor Corp	3,488
1,474,191		Medtronic, Inc	76,451
12,645	*	Mettler-Toledo International, Inc	1,208
17,284	e*	Millipore Corp	1,298
18,517		National Instruments Corp	603
10,011		PerkinElmer, Inc	261
58,879		Pitney Bowes, Inc	2,757
26,527	e*	Resmed, Inc	1,094
26,403	*	Respironics, Inc	1,124
56,313		Rockwell Collins, Inc	3,978
29,533	e	Roper Industries, Inc	1,686
113,216	*	St. Jude Medical, Inc	4,697
102,167	e	Stryker Corp	6,446
13,653	*	Techne Corp	781
5,266	e	Tektronix, Inc	178
32,130	e*	Teradyne, Inc	565
748,611	*	Thermo Electron Corp	38,718
40,250	e*	Trimble Navigation Ltd	1,296
34,631	e*	Waters Corp	2,056
961,174	e*	Zimmer Holdings, Inc	81,594
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	719,698

INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
38,532	e	Brown & Brown, Inc	969
7,167	e	Gallagher (Arthur J.) & Co	200
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,169

INSURANCE CARRIERS - 1.39%
4,656		ACE Ltd	291
1,108,830		Aetna, Inc	54,776
1,531,711		Aflac, Inc	78,730
52,504		American International Group, Inc	3,677
1,135	e	CNA Financial Corp	54
3,196		Erie Indemnity Co (Class A)	173
867		Hanover Insurance Group, Inc	42
16,201	e	HCC Insurance Holdings, Inc	541
37,321	*	Health Net, Inc	1,971
57,194	*	Humana, Inc	3,484
4,097		PartnerRe Ltd	317
16,018	*	Philadelphia Consolidated Holding Co	670
5,402		Principal Financial Group	315
36,704		Prudential Financial, Inc	3,569
3,716		Transatlantic Holdings, Inc	264
448,394		UnitedHealth Group, Inc	22,931
15,306		W.R. Berkley Corp	498

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
13,585	e*	WellCare Health Plans, Inc	$1,230
6,506		XL Capital Ltd (Class A)	548
		TOTAL INSURANCE CARRIERS	174,081

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
20,566	e*	Corrections Corp of America	1,298
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	1,298

LEATHER AND LEATHER PRODUCTS - 0.69%
1,807,366	*	Coach, Inc	85,651
26,589	e*	CROCS, Inc	1,144
		TOTAL LEATHER AND LEATHER PRODUCTS	86,795

METAL MINING - 0.12%
13,660	e	Cleveland-Cliffs, Inc	1,061
14,259		Foundation Coal Holdings, Inc	579
105,071		Freeport-McMoRan Copper & Gold, Inc (Class B)	8,702
59,352		Newmont Mining Corp	2,318
24,269	e	Southern Copper Corp	2,288
		TOTAL METAL MINING	14,948

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.02%
17,569		Hasbro, Inc	552
58,510		Mattel, Inc	1,480
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,032

MISCELLANEOUS RETAIL - 2.46%
501,873	e*	Amazon.com, Inc	34,333
1,563	e	Barnes & Noble, Inc	60
132,449		Best Buy Co, Inc	6,181
17,986	e*	Coldwater Creek, Inc	418
6,469,069		CVS Corp	235,798
12,665	e*	Dick's Sporting Goods, Inc	737
32,550	*	Dollar Tree Stores, Inc	1,418
15,385	e	MSC Industrial Direct Co (Class A)	846
11,392	e*	Nutri/System, Inc	796
91,979	*	Office Depot, Inc	2,787
11,071	e	OfficeMax, Inc	435
45,487		Petsmart, Inc	1,476
239,328		Staples, Inc	5,679
45,469		Tiffany & Co	2,413
333,750		Walgreen Co	14,531
		TOTAL MISCELLANEOUS RETAIL	307,908

MOTION PICTURES - 0.20%
51,761	e*	Discovery Holding Co (Class A)	1,190
17,541	*	DreamWorks Animation SKG, Inc (Class A)	506
503,993		News Corp (Class A)	10,690
24,400	e	Regal Entertainment Group (Class A)	535
181,458		Time Warner, Inc	3,818
204,665	*	Viacom, Inc (Class B)	8,520
		TOTAL MOTION PICTURES	25,259

NONDEPOSITORY INSTITUTIONS - 1.93%
2,374,500		American Express Co	145,272
4,902	e*	AmeriCredit Corp	130

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
46,602	e	Broadridge Financial Solutions, Inc	$891
24,255	e	CapitalSource, Inc	596
298,650	*	Discover Financial Services	8,512
20,065	e	First Marblehead Corp	775
86,770		Freddie Mac	5,267
597,300	v*	Morgan Stanley & Co	41,590
137,672		SLM Corp	7,927
282,551		Textron, Inc	31,112
		TOTAL NONDEPOSITORY INSTITUTIONS	242,072

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
16,046	e	Florida Rock Industries, Inc	1,083
32,223	e	Vulcan Materials Co	3,691
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	4,774

OIL AND GAS EXTRACTION - 4.09%
107,195	e	Baker Hughes, Inc	9,018
98,198		BJ Services Co	2,793
36,993	e*	Cameron International Corp	2,644
17,534	e*	Cheniere Energy, Inc	680
89,193	e	Chesapeake Energy Corp	3,086
11,023	e*	CNX Gas Corp	337
39,339	e*	Denbury Resources, Inc	1,475
22,813	e	Diamond Offshore Drilling, Inc	2,317
46,267		ENSCO International, Inc	2,823
31,394		Equitable Resources, Inc	1,556
30,426	*	Global Industries Ltd	816
76,274	e	GlobalSantaFe Corp	5,511
305,876		Halliburton Co	10,553
24,401	e*	Helix Energy Solutions Group, Inc	974
82,885	e*	Nabors Industries Ltd	2,767
823,562	*	National Oilwell Varco, Inc	85,848
44,841	e	Noble Corp	4,373
18,193	*	Oceaneering International, Inc	958
348,729	e*	Pride International, Inc	13,063
17,981	e*	Quicksilver Resources, Inc	801
48,813		Range Resources Corp	1,826
26,439		Rowan Cos, Inc	1,083
1,635,715		Schlumberger Ltd	138,937
68,565		Smith International, Inc	4,021
57,318	*	Southwestern Energy Co	2,551
25,654	e*	Superior Energy Services	1,024
23,905	e*	Tetra Technologies, Inc	674
12,328	e	Tidewater, Inc	874
19,355	*	Todco	914
96,413	*	Transocean, Inc	10,218
12,159	*	Unit Corp	765
4,033		W&T Offshore, Inc	113
864,968	e*	Weatherford International Ltd	47,781
2,487,658	e	XTO Energy, Inc	149,508
		TOTAL OIL AND GAS EXTRACTION	512,682

PAPER AND ALLIED PRODUCTS - 1.02%
2,069,616	*	Anglo American plc	121,511
75,000	*	Domtar Corporation	837
67,917		Kimberly-Clark Corp	4,543

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
29,785		Packaging Corp of America	$754
		TOTAL PAPER AND ALLIED PRODUCTS	127,645

PERSONAL SERVICES - 0.04%
35,511		Cintas Corp	1,400
109,246	e	H&R Block, Inc	2,553
10,075	e	Weight Watchers International, Inc	512
		TOTAL PERSONAL SERVICES	4,465

PETROLEUM AND COAL PRODUCTS - 1.58%
742,890	e	Apache Corp	60,612
32,430		Cabot Oil & Gas Corp	1,196
136,500		Devon Energy Corp	10,687
384,279		Exxon Mobil Corp	32,233
18,686		Frontier Oil Corp	818
15,125		Holly Corp	1,122
7,984		Noble Energy, Inc	498
818,772	*	Suncor Energy, Inc	73,624
40,611	e	Sunoco, Inc	3,236
45,698		Tesoro Corp	2,612
144,848		Valero Energy Corp	10,698
4,689	e	Western Refining, Inc	271
		TOTAL PETROLEUM AND COAL PRODUCTS	197,607

PRIMARY METAL INDUSTRIES - 0.72%
37,175	*	AK Steel Holding Corp	1,389
136,100	*	Alcan, Inc	11,103
34,529		Allegheny Technologies, Inc	3,621
1,747,619		BHP Billiton plc	48,547
4,904	e	Carpenter Technology Corp	639
15,494		Chaparral Steel Co	1,114
20,397	e*	CommScope, Inc	1,190
526,229	*	Corning, Inc	13,445
17,493	*	General Cable Corp	1,325
6,489	e	Hubbell, Inc (Class B)	352
22,576		Nucor Corp	1,324
46,076		Precision Castparts Corp	5,592
10,475	e	Steel Dynamics, Inc	439
22,827	e*	Titanium Metals Corp	728
		TOTAL PRIMARY METAL INDUSTRIES	90,808

PRINTING AND PUBLISHING - 0.11%
20,844		Dow Jones & Co, Inc	1,197
19,107	e	Dun & Bradstreet Corp	1,968
11,979		Harte-Hanks, Inc	308
15,007		John Wiley & Sons, Inc (Class A)	725
114,856	e	McGraw-Hill Cos, Inc	7,819
16,072		Meredith Corp	990
12,101	e	New York Times Co (Class A)	307
		TOTAL PRINTING AND PUBLISHING	13,314

RAILROAD TRANSPORTATION - 0.41%
112,369		Burlington Northern Santa Fe Corp	9,567
693,186		CSX Corp	31,249
15,453	e*	Kansas City Southern Industries, Inc	580
66,856		Norfolk Southern Corp	3,514

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
55,178		Union Pacific Corp	$6,354
		TOTAL RAILROAD TRANSPORTATION	51,264

REAL ESTATE - 0.05%
63,397	e*	CB Richard Ellis Group, Inc (Class A)	2,314
24,233	e	Forest City Enterprises, Inc (Class A)	1,490
12,636		Jones Lang LaSalle, Inc	1,434
24,876	e	St. Joe Co	1,153
		TOTAL REAL ESTATE	6,391

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.65%
1,130,365	e*	Goodyear Tire & Rubber Co	39,292
48,253		Newell Rubbermaid, Inc	1,420
695,797		Nike, Inc (Class B)	40,558
7,461		Sealed Air Corp	231
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	81,501

SECURITY AND COMMODITY BROKERS - 4.82%
21,979		A.G. Edwards, Inc	1,858
11,887	e	BlackRock, Inc	1,862
18,021	e	Cbot Holdings, Inc (Class A)	3,723
7,919,500		Charles Schwab Corp	162,508
315,202	e	Chicago Mercantile Exchange Holdings, Inc	168,431
1,000,532	*	E*Trade Financial Corp	22,102
36,965	e	Eaton Vance Corp	1,633
29,140		Federated Investors, Inc (Class B)	1,117
55,464		Franklin Resources, Inc	7,347
621,103		Goldman Sachs Group, Inc	134,624
23,219	*	IntercontinentalExchange, Inc	3,433
14,304	e*	Investment Technology Group, Inc	620
48,024		Janus Capital Group, Inc	1,337
17,261		Lazard Ltd (Class A)	777
18,174		Legg Mason, Inc	1,788
477,345		Lehman Brothers Holdings, Inc	35,572
71,945		Merrill Lynch & Co, Inc	6,013
20,116		Morgan Stanley	1,687
30,161	*	Nasdaq Stock Market, Inc	896
27,733	e	Nuveen Investments, Inc (Class A)	1,724
249,604	e	Nymex Holdings, Inc	31,358
88,302	e	NYSE Euronext	6,501
42,230	e	SEI Investments Co	1,226
89,764		T Rowe Price Group, Inc	4,658
83,145	e*	TD Ameritrade Holding Corp	1,663
		TOTAL SECURITY AND COMMODITY BROKERS	604,458

SPECIAL TRADE CONTRACTORS - 0.01%
38,489	e*	Quanta Services, Inc	1,180
		TOTAL SPECIAL TRADE CONTRACTORS	1,180

STONE, CLAY, AND GLASS PRODUCTS - 0.18%
225,573		3M Co	19,577
16,692	e	Eagle Materials, Inc	819
45,190		Gentex Corp	890
48,688	*	Owens-Illinois, Inc	1,704
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	22,990

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
TOBACCO PRODUCTS - 0.25%
401,273		Altria Group, Inc	$28,145
21,454		Loews Corp (Carolina Group)	1,658
29,807		UST, Inc	1,601
		TOTAL TOBACCO PRODUCTS	31,404

TRANSPORTATION BY AIR - 0.14%
80,517	e*	AMR Corp	2,122
30,795	e*	Continental Airlines, Inc (Class B)	1,043
5,823	e	Copa Holdings S.A. (Class A)	391
80,285	*	Delta Air Lines, Inc	1,582
86,419		FedEx Corp	9,590
58,389	*	Northwest Airlines Corp	1,296
56,072	e	Southwest Airlines Co	836
22,903	e*	UAL Corp	930
		TOTAL TRANSPORTATION BY AIR	17,790

TRANSPORTATION EQUIPMENT - 4.17%
15,777		Autoliv, Inc	897
30,848	*	BE Aerospace, Inc	1,274
2,298,060		Boeing Co	220,981
18,787		General Dynamics Corp	1,470
41,865		Goodrich Corp	2,493
86,169		Harley-Davidson, Inc	5,137
29,400		Harsco Corp	1,529
1,126,368		ITT Industries, Inc	76,908
118,075		Lockheed Martin Corp	11,114
8,201		Northrop Grumman Corp	639
25,129	e	Oshkosh Truck Corp	1,581
83,111		Paccar, Inc	7,234
44,697	e*	Pactiv Corp	1,425
75,982		Raytheon Co	4,095
19,322	*	Spirit Aerosystems Holdings, Inc (Class A)	697
9,719	e	Thor Industries, Inc	439
23,491	e	Trinity Industries, Inc	1,023
2,579,323		United Technologies Corp	182,951
		TOTAL TRANSPORTATION EQUIPMENT	521,887

TRANSPORTATION SERVICES - 0.06%
56,696	e	CH Robinson Worldwide, Inc	2,977
71,664	e	Expeditors International Washington, Inc	2,960
6,738	e	GATX Corp	332
33,149		UTI Worldwide, Inc	888
		TOTAL TRANSPORTATION SERVICES	7,157

TRUCKING AND WAREHOUSING - 0.24%
12,114	e	Con-way, Inc	609
32,675		J.B. Hunt Transport Services, Inc	958
18,102		Landstar System, Inc	873
254,500		TNT NV	11,491
224,337		United Parcel Service, Inc (Class B)	16,377
		TOTAL TRUCKING AND WAREHOUSING	30,308

WATER TRANSPORTATION - 0.03%
59,748	e	Carnival Corp	2,914
15,867		Frontline Ltd	728

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
17,796	e*	Kirby Corp	$683
		TOTAL WATER TRANSPORTATION	4,325

WHOLESALE TRADE-DURABLE GOODS - 0.08%
22,769	*	Arrow Electronics, Inc	875
4,045		BorgWarner, Inc	348
40,336	*	Cytyc Corp	1,739
14,261	e	Martin Marietta Materials, Inc	2,311
45,540	e*	Patterson Cos, Inc	1,697
18,354	e	Pool Corp	716
2,188		Reliance Steel & Aluminum Co	123
19,857		W.W. Grainger, Inc	1,848
15,242	e*	WESCO International, Inc	921
		TOTAL WHOLESALE TRADE-DURABLE GOODS	10,578

WHOLESALE TRADE-NONDURABLE GOODS - 0.19%
24,613		Airgas, Inc	1,179
13,023	e*	Bare Escentuals, Inc	445
18,397	e	Brown-Forman Corp (Class B)	1,344
128,714	e	Cardinal Health, Inc	9,092
46,835	*	Endo Pharmaceuticals Holdings, Inc	1,603
28,647	*	Henry Schein, Inc	1,531
16,945	e	Herbalife Ltd	672
207,048		Sysco Corp	6,831
12,199	e*	Tractor Supply Co	635
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	23,332

		TOTAL COMMON STOCKS	12,514,877
		(Cost $10,890,175)

SHORT-TERM INVESTMENTS - 4.36%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.36%
546,240,340		State Street Navigator Securities Lending Prime Portfolio	546,240
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	546,240

		TOTAL SHORT-TERM INVESTMENTS	546,240
		(Cost $546,240)

		TOTAL PORTFOLIO - 104.25%	13,061,117
		(Cost $11,436,415)

		OTHER ASSETS & LIABILITIES, NET - (4.25%)	(531,874)

		NET ASSETS - 100.00%	$12,529,243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt.
LP	Limited Partnership
plc	Public Limited Company

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Companies in which the Account held 5% or more of the outstanding voting shares are considered "affiliated companies" of the Account pursuant to the Investment Company Act of
1940. Additionally, investments in other investment companies advised by Investment
Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND TRANSACTIONS WITH AFFILIATED COMPANIES-GROWTH ACCOUNT JANUARY 1, 2007 - JUNE 30, 2007

		Value at	Purchase		Realized	Dividend	Withholding	Shares at		Value at
	Issue	December 31, 2006	Cost	Proceeds	Gain/(Loss)	Income	Expense	June 30, 2007		June 30, 2007

	Keryx Biopharmaceuticals	$37,822,620	$-	$10,045,898	$(7,028,585)	$-	$-	-	$	*

			$-	$10,045,898	$(7,028,585)	$-	$-	-		$-

*	Not an Affiliate as of June 30, 2007

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
Summary of Market Values by Country (Unaudited)
June 30, 2007

		% OF
		MARKET
	VALUE	VALUE

DOMESTIC
UNITED STATES	$12,186,863,469	93.31%
TOTAL DOMESTIC	12,186,863,469	93.31

FOREIGN
CANADA	11,939,643	0.09
FINLAND	49,877,114	0.38
FRANCE	104,308,028	0.80
ISRAEL	166,628,096	1.28
JAPAN	159,181,182	1.22
MEXICO	80,577,123	0.62
NETHERLANDS	11,491,132	0.09
SWITZERLAND	15,073,084	0.11
TAIWAN	13,368,243	0.10
UNITED KINGDOM	261,810,158	2.00
TOTAL FOREIGN	874,253,803	6.69
TOTAL PORTFOLIO	$13,061,117,272	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2007

			VALUE
SHARES			(000)

COMMON STOCKS - 99.44%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
30,203	e	Chiquita Brands International, Inc	$573
		TOTAL AGRICULTURAL PRODUCTION-CROPS	573

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
28,510	e	Pilgrim's Pride Corp	1,088
269	e	Seaboard Corp	631
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,719

AGRICULTURAL SERVICES - 0.00%**
8,402	e*	Cadiz, Inc	189
		TOTAL AGRICULTURAL SERVICES	189

AMUSEMENT AND RECREATION SERVICES - 0.64%
204,299	e*	Activision, Inc	3,814
37,655	e*	Bally Technologies, Inc	995
6,588	e	Churchill Downs, Inc	345
9,373		Dover Downs Gaming & Entertainment, Inc	141
132,020		Harrah's Entertainment, Inc	11,256
24,506	e	International Speedway Corp (Class A)	1,292
16,338	e*	Lakes Entertainment, Inc	193
22,402	e*	Leapfrog Enterprises, Inc	230
22,534	e*	Life Time Fitness, Inc	1,200
49,611	e*	Live Nation, Inc	1,110
26,149	e*	Magna Entertainment Corp	76
38,289	e*	Marvel Entertainment, Inc	976
14,684	e*	MTR Gaming Group, Inc	226
19,119	e*	Multimedia Games, Inc	244
51,861	*	Penn National Gaming, Inc	3,116
43,754	*	Pinnacle Entertainment, Inc	1,232
51,146	e*	Six Flags, Inc	311
9,984	e	Speedway Motorsports, Inc	399
11,514	e*	Town Sports International Holdings, Inc	222
1,401,024		Walt Disney Co	47,831
32,215	e	Warner Music Group Corp	466
53,876	e*	Westwood One, Inc	387
29,787	e*	WMS Industries, Inc	860
14,269	e	World Wrestling Entertainment, Inc	228
		TOTAL AMUSEMENT AND RECREATION SERVICES	77,150

APPAREL AND ACCESSORY STORES - 0.67%
62,025	e	Abercrombie & Fitch Co (Class A)	4,527
36,574	e*	Aeropostale, Inc	1,524
123,582	e	American Eagle Outfitters, Inc	3,171
49,019	*	AnnTaylor Stores Corp	1,736
16,896	e	Bebe Stores, Inc	270
32,106		Brown Shoe Co, Inc	781

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
10,318	e	Buckle, Inc	$407
8,748	e*	Cache, Inc	116
38,598	e*	Carter's, Inc	1,001
25,746	e*	Casual Male Retail Group, Inc	260
21,208	e	Cato Corp (Class A)	465
18,007	e*	Charlotte Russe Holding, Inc	484
84,814	e*	Charming Shoppes, Inc	919
124,659	e*	Chico's FAS, Inc	3,034
17,847	e*	Children's Place Retail Stores, Inc	922
27,159	e	Christopher & Banks Corp	466
9,666	e*	Citi Trends, Inc	367
2,900	e	DEB Shops, Inc	80
33,313	e*	Dress Barn, Inc	684
12,248	e*	DSW, Inc (Class A)	426
21,786	e*	Eddie Bauer Holdings, Inc	280
28,742	e	Finish Line, Inc (Class A)	262
110,542	e	Foot Locker, Inc	2,410
412,631		Gap, Inc	7,881
69,757	e*	Hanesbrands, Inc	1,886
31,627	e*	HOT Topic, Inc	344
25,925	e*	J Crew Group, Inc	1,402
15,736	e*	Jo-Ann Stores, Inc	447
12,803	e*	JOS A Bank Clothiers, Inc	531
226,975	*	Kohl's Corp	16,122
247,826	e	Limited Brands, Inc	6,803
15,006	e*	New York & Co, Inc	164
178,354	e	Nordstrom, Inc	9,117
49,497	e*	Pacific Sunwear Of California, Inc	1,089
45,917	*	Payless Shoesource, Inc	1,449
98,357	e	Ross Stores, Inc	3,029
5,056	e*	Shoe Carnival, Inc	139
30,798	e	Stage Stores, Inc	646
3,565	e*	Syms Corp	70
16,391	e	Talbots, Inc	410
21,729	e*	Tween Brands, Inc	969
15,224	e*	Under Armour, Inc (Class A)	695
81,421	*	Urban Outfitters, Inc	1,957
60,082	e*	Wet Seal, Inc (Class A)	361
		TOTAL APPAREL AND ACCESSORY STORES	80,103

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
9,339	e	Columbia Sportswear Co	641
9,368	e*	G-III Apparel Group Ltd	148
38,371	e	Guess ?, Inc	1,843
24,603	*	Gymboree Corp	970
77,026		Jones Apparel Group, Inc	2,176
18,458	e	Kellwood Co	519
74,047	e	Liz Claiborne, Inc	2,762
13,600	e*	Maidenform Brands, Inc	270
39,481	e	Phillips-Van Heusen Corp	2,391
43,818	e	Polo Ralph Lauren Corp	4,299
88,227	e*	Quiksilver, Inc	1,247
9,215	e*	True Religion Apparel, Inc	187
63,199		VF Corp	5,788
33,246	*	Warnaco Group, Inc	1,308
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	24,549

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
AUTO REPAIR, SERVICES AND PARKING - 0.10%
7,541	e*	Amerco, Inc	$569
19,858	e*	Dollar Thrifty Automotive Group, Inc	811
42,985	e*	Exide Technologies	400
226,879	e*	Hertz Global Holdings, Inc	6,028
10,010	e*	Midas, Inc	227
8,304	e	Monro Muffler, Inc	311
43,349	e	Ryder System, Inc	2,332
3,701	e*	Standard Parking Corp	130
28,100	e*	Wright Express Corp	963
		TOTAL AUTO REPAIR, SERVICES AND PARKING	11,771

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
75,964		Advance Auto Parts	3,079
18,263	e	Asbury Automotive Group, Inc	456
112,366	e*	Autonation, Inc	2,521
32,750	e*	Autozone, Inc	4,474
155,144	*	Carmax, Inc	3,956
50,363	*	Copart, Inc	1,541
32,325	e*	CSK Auto Corp	595
12,002	e	Lithia Motors, Inc (Class A)	304
11,554	e*	MarineMax, Inc	231
80,048	e*	O'Reilly Automotive, Inc	2,926
14,443	*	Rush Enterprises, Inc (Class A)	314
21,187	e	Sonic Automotive, Inc (Class A)	614
39,290	e*	United Auto Group, Inc	836
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	21,847

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.76%
9,000	e*	Builders FirstSource, Inc	145
53,181	e*	Central Garden and Pet Co (Class A)	624
89,499	e	Fastenal Co	3,746
1,392,282		Home Depot, Inc	54,786
1,064,382		Lowe's Cos, Inc	32,666
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	91,967

BUSINESS SERVICES - 6.98%
34,168	e*	24/7 Real Media, Inc	401
274,681	*	3Com Corp	1,134
10,702	e*	3D Systems Corp	266
30,587	e	Aaron Rents, Inc	893
34,759	e	ABM Industries, Inc	897
19,911	e*	Acacia Research (Acacia Technologies)	322
419,509		Accenture Ltd (Class A)	17,993
40,528	e*	Actuate Corp	275
44,925		Acxiom Corp	1,188
19,460		Administaff, Inc	652
415,810	*	Adobe Systems, Inc	16,695
17,568	e*	Advent Software, Inc	572
65,443	*	Affiliated Computer Services, Inc (Class A)	3,712
40,281	*	Agile Software Corp	325
17,375	e	Aircastle Ltd	692
115,353	e*	Akamai Technologies, Inc	5,611
55,591	*	Alliance Data Systems Corp	4,296
133,414	e*	Amdocs Ltd	5,313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
18,475	e*	American Reprographics Co	$569
23,326	e*	AMN Healthcare Services, Inc	513
11,435	e*	Ansoft Corp	337
54,586	e*	Ansys, Inc	1,447
50,032	e*	aQuantive, Inc	3,192
22,433	e	Arbitron, Inc	1,156
55,146	e*	Ariba, Inc	546
79,212	e*	Art Technology Group, Inc	211
64,263	e*	Aspen Technology, Inc	900
11,658	e	Asset Acceptance Capital Corp	206
163,135	e*	Autodesk, Inc	7,680
391,052		Automatic Data Processing, Inc	18,954
73,503	e*	Avis Budget Group, Inc	2,090
35,025	e*	Avocent Corp	1,016
8,158	e*	Bankrate, Inc	391
4,811	e	Barrett Business Services	124
277,257	e*	BEA Systems, Inc	3,796
147,378	e*	BearingPoint, Inc	1,077
85,581	*	BISYS Group, Inc	1,012
31,258	e	Blackbaud, Inc	690
19,831	e*	Blackboard, Inc	835
8,392	e*	Blue Coat Systems, Inc	416
141,944	e*	BMC Software, Inc	4,301
52,351	e*	Borland Software Corp	311
12,774	e*	Bottomline Technologies, Inc	158
31,440	e*	BPZ Energy, Inc	175
35,469	e	Brady Corp (Class A)	1,317
30,798		Brink's Co	1,906
291,155		CA, Inc	7,521
23,836	e*	CACI International, Inc (Class A)	1,164
196,961	e*	Cadence Design Systems, Inc	4,325
7,726	e*	Capella Education Co	356
34,489	e	Catalina Marketing Corp	1,086
4,557	*	Cavium Networks, Inc	103
46,548	e*	CBIZ, Inc	342
101,262	*	Ceridian Corp	3,544
46,408	e*	Cerner Corp	2,574
56,334	e*	Checkfree Corp	2,265
53,696	e*	ChoicePoint, Inc	2,279
22,101	*	Chordiant Software, Inc	346
36,800	e*	Ciber, Inc	301
131,364	e*	Citrix Systems, Inc	4,423
5,919	*	Clayton Holdings, Inc	67
28,047	e*	Clear Channel Outdoor Holdings, Inc (Class A)	795
331,660	e*	CMGI, Inc	647
106,270	e*	CNET Networks, Inc	870
35,274	*	Cogent Communications Group, Inc	1,054
30,867	e*	Cogent, Inc	453
33,274	e	Cognex Corp	749
102,814	*	Cognizant Technology Solutions Corp (Class A)	7,720
24,951	e*	Commvault Systems, Inc	431
6,637	e	Computer Programs & Systems, Inc	206
122,395	e*	Computer Sciences Corp	7,240
224,076	e*	Compuware Corp	2,658
11,985	e*	COMSYS IT Partners, Inc	273
24,465	e*	Concur Technologies, Inc	559

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
101,983	*	Convergys Corp	$2,472
13,466	e*	CoStar Group, Inc	712
21,438	e*	Covansys Corp	727
35,280	*	CSG Systems International, Inc	935
22,032	e*	Cybersource Corp	266
23,730	e*	DealerTrack Holdings, Inc	874
37,676	e	Deluxe Corp	1,530
29,248	e*	Digital River, Inc	1,323
16,736	e*	DivX, Inc	251
5,742	e*	Double-Take Software, Inc	94
38,121	e*	DST Systems, Inc	3,020
18,300	e*	DynCorp International, Inc (Class A)	402
94,764	e*	Earthlink, Inc	708
807,990	*	eBay, Inc	26,001
18,386	e*	Echelon Corp	287
31,866	e*	Eclipsys Corp	631
15,642	e*	eCollege.com, Inc	348
33,247	e*	eFunds Corp	1,173
11,677	e	Electro Rent Corp	170
220,150	*	Electronic Arts, Inc	10,417
359,557		Electronic Data Systems Corp	9,971
42,487	e*	Epicor Software Corp	632
18,554	e*	EPIQ Systems, Inc	300
101,323		Equifax, Inc	4,501
22,324	e*	Equinix, Inc	2,042
15,409	e*	eSpeed, Inc (Class A)	133
51,812	e*	Evergreen Energy, Inc	312
16,145	e*	ExlService Holdings, Inc	303
143,093	e*	Expedia, Inc	4,191
30,207	e*	F5 Networks, Inc	2,435
30,351		Factset Research Systems, Inc	2,074
43,312	e	Fair Isaac Corp	1,738
22,225	*	FalconStor Software, Inc	234
136,153		Fidelity National Information Services, Inc	7,390
5,700	e*	First Advantage Corp (Class A)	131
533,363		First Data Corp	17,425
118,984	*	Fiserv, Inc	6,758
9,100	e*	Forrester Research, Inc	256
13,613	e	FTD Group, Inc	251
48,873	e*	Gartner, Inc	1,202
15,914	e*	Gerber Scientific, Inc	185
35,093	e*	Getty Images, Inc	1,678
19,091	e	Gevity HR, Inc	369
31,343	e*	Global Cash Access, Inc	502
11,148	e*	Global Sources Ltd	253
162,101	*	Google, Inc (Class A)	84,840
12,787	e*	H&E Equipment Services, Inc	355
18,495	e	Healthcare Services Group	546
10,050	e	Heartland Payment Systems, Inc	295
14,300	e*	Heidrick & Struggles International, Inc	733
121,999	e*	HLTH Corp	1,709
14,696	e*	HMS Holdings Corp	281
17,722	e*	Hudson Highland Group, Inc	379
37,591	e*	Hypercom Corp	222
10,436	e*	i2 Technologies, Inc	195
4,942	e*	ICT Group, Inc	92

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
12,987	e*	iGate Corp	$104
22,361	e*	IHS, Inc (Class A)	1,029
8,904	e	Imergent, Inc	218
138,645	e	IMS Health, Inc	4,455
14,150	e*	Infocrossing, Inc	261
62,260	e*	Informatica Corp	920
23,086	e	Infospace, Inc	536
20,612		infoUSA, Inc	211
16,715	e*	Innerworkings, Inc	268
11,821	e*	Innovative Solutions & Support, Inc	274
7,121	e	Integral Systems, Inc	173
25,164	e	Interactive Data Corp	674
9,285	e*	Interactive Intelligence, Inc	191
34,783	e*	Internap Network Services Corp	502
32,107	e*	Internet Capital Group, Inc	398
8,416	e	Interpool, Inc	226
331,264	e*	Interpublic Group of Cos, Inc	3,776
30,914	*	Interwoven, Inc	434
247,953	*	Intuit, Inc	7,458
20,768	*	inVentiv Health, Inc	760
45,508	e*	Ipass, Inc	247
126,088	e*	Iron Mountain, Inc	3,295
54,563	e	Jack Henry & Associates, Inc	1,405
18,698	e*	JDA Software Group, Inc	367
400,135	e*	Juniper Networks, Inc	10,071
16,327	e	Kelly Services, Inc (Class A)	448
17,839	e*	Kenexa Corp	673
10,875	e*	Keynote Systems, Inc	178
21,985	*	Kforce, Inc	351
33,337	e*	Kinetic Concepts, Inc	1,733
19,259	e*	Knot, Inc	389
30,104	*	Korn/Ferry International	791
38,790	*	Labor Ready, Inc	896
58,784	e	Lamar Advertising Co (Class A)	3,689
100,230	e*	Lawson Software, Inc	991
43,208	e*	Lionbridge Technologies	254
4,800	e*	Liquidity Services, Inc	90
25,944	e*	LivePerson, Inc	139
11,455	e*	LoJack Corp	255
23,625	e*	Magma Design Automation, Inc	332
19,563	e*	Manhattan Associates, Inc	546
59,795		Manpower, Inc	5,515
12,905	*	Mantech International Corp (Class A)	398
16,386	e	Marchex, Inc (Class B)	267
56,344	e	Mastercard, Inc (Class A)	9,346
112,729	e*	McAfee, Inc	3,968
62,676	e*	Mentor Graphics Corp	825
5,821,800		Microsoft Corp	171,568
7,982	e*	MicroStrategy, Inc (Class A)	754
25,516	e*	Midway Games, Inc	162
64,372		MoneyGram International, Inc	1,799
90,011	e*	Monster Worldwide, Inc	3,699
76,340	e*	Move, Inc	342
73,891	e*	MPS Group, Inc	988
30,812	e*	MSC.Software Corp	417
69,755	e*	NAVTEQ Corp	2,953

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
127,189	*	NCR Corp	$6,683
24,391	e*	Ness Technologies, Inc	317
32,938	e*	NetFlix, Inc	639
18,588	e*	Network Equipment Technologies, Inc	177
27,305	e	NIC, Inc	187
245,266	e*	Novell, Inc	1,911
93,462	e*	Nuance Communications, Inc	1,564
233,822		Omnicom Group, Inc	12,374
20,186	e*	Omniture, Inc	463
25,372	e*	On Assignment, Inc	272
14,464	e*	Online Resources Corp	159
66,009	e*	OpenTV Corp (Class A)	140
57,994	e*	Opsware, Inc	552
2,725,465	*	Oracle Corp	53,719
25,857	e*	Packeteer, Inc	202
82,059	e*	Parametric Technology Corp	1,773
13,662	e*	PDF Solutions, Inc	162
7,322	e	Pegasystems, Inc	80
13,179	e*	PeopleSupport, Inc	150
20,679	e*	Perficient, Inc	428
61,125	e*	Perot Systems Corp (Class A)	1,042
29,033	e*	Phase Forward, Inc	489
10,816	e	Portfolio Recovery Associates, Inc	649
12,518	e*	PRA International	317
49,575	*	Premiere Global Services, Inc	645
28,939	e*	Progress Software Corp	920
4,545	e*	Protection One, Inc	68
8,302	e	QAD, Inc	69
11,520	e	Quality Systems, Inc	437
47,410	*	Quest Software, Inc	768
15,387	e*	Radiant Systems, Inc	204
15,185	e*	Radisys Corp	188
21,858	e*	Raser Technologies, Inc	162
76,360	e*	RealNetworks, Inc	624
137,532	e*	Red Hat, Inc	3,064
5,893	e	Renaissance Learning, Inc	78
49,265	e*	Rent-A-Center, Inc	1,292
10,621	e*	RightNow Technologies, Inc	174
103,929	e	Robert Half International, Inc	3,793
20,193		Rollins, Inc	460
41,988	e*	S1 Corp	336
67,031	e*	Salesforce.com, Inc	2,873
55,315	e*	Sapient Corp	428
35,286	e*	Secure Computing Corp	268
212,713	e	ServiceMaster Co	3,289
8,963	e*	SI International, Inc	296
4,732	e*	Silicon Graphics, Inc	126
20,806	e*	Smith Micro Software, Inc	313
18,198	e*	Sohu.com, Inc	582
45,445	*	SonicWALL, Inc	390
178,279	e*	Sonus Networks, Inc	1,519
47,815	e	Sotheby's	2,201
4,962	*	Sourcefire, Inc	69
42,038	*	Spherion Corp	395
13,651	e*	SPSS, Inc	603
31,079	e*	SRA International, Inc (Class A)	785

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
7,178	e*	Stratasys, Inc	$337
2,524,295	*	Sun Microsystems, Inc	13,278
69,226	e*	Sybase, Inc	1,654
20,941	e*	SYKES Enterprises, Inc	398
640,259	e*	Symantec Corp	12,933
13,094	e*	Synchronoss Technologies, Inc	384
8,784	e*	SYNNEX Corp	181
102,202	e*	Synopsys, Inc	2,701
9,061	e	Syntel, Inc	275
52,739	e*	Take-Two Interactive Software, Inc	1,053
11,400	e	TAL International Group, Inc	339
9,690	e*	Taleo Corp (Class A)	218
5,765	*	TechTarget, Inc	74
29,375	e*	TeleTech Holdings, Inc	954
12,795	e	TheStreet.com, Inc	139
48,928	e*	THQ, Inc	1,493
147,312	*	TIBCO Software, Inc	1,333
16,913	e	TNS, Inc	244
25,671	e	Total System Services, Inc	758
18,504	e*	TradeStation Group, Inc	216
27,282	e*	Transaction Systems Architects, Inc	918
5,197	e*	Travelzoo, Inc	138
32,191	e*	Trizetto Group, Inc	623
15,759	e*	Ultimate Software Group, Inc	456
6,599	e*	Unica Corp	109
246,359	*	Unisys Corp	2,252
47,520	e	United Online, Inc	784
48,271	*	United Rentals, Inc	1,571
21,410	*	Universal Compression Holdings, Inc	1,552
70,702	e*	Valueclick, Inc	2,083
19,828	e*	Vasco Data Security International	451
171,525	*	VeriSign, Inc	5,443
5,226	e*	Vertrue, Inc	255
15,178	e	Viad Corp	640
20,615	e*	Vignette Corp	395
12,203	e*	Visual Sciences, Inc	189
9,154	*	Vocus, Inc	230
12,149	e*	Volt Information Sciences, Inc	224
365,656		Waste Management, Inc	14,279
4,946	e*	WebMD Health Corp (Class A)	233
33,540	e*	Websense, Inc	713
53,517	e*	Wind River Systems, Inc	589
854,882	e*	Yahoo!, Inc	23,193
		TOTAL BUSINESS SERVICES	839,327

CHEMICALS AND ALLIED PRODUCTS - 8.83%
1,088,942		Abbott Laboratories	58,313
18,485	e*	Abraxis BioScience, Inc	411
21,809	e*	Acadia Pharmaceuticals, Inc	298
15,016	e*	Acorda Therapeutics, Inc	256
21,334	e*	Adams Respiratory Therapeutics, Inc	840
10,122	e*	Advanced Magnetics, Inc	589
153,074		Air Products & Chemicals, Inc	12,303
17,349	e*	Albany Molecular Research, Inc	258
56,528	e	Albemarle Corp	2,178
61,370		Alberto-Culver Co	1,456

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
27,335	e*	Alexion Pharmaceuticals, Inc	$1,232
14,002	e*	Alexza Pharmaceuticals, Inc	116
70,988	e*	Alkermes, Inc	1,036
30,230	*	Allos Therapeutics, Inc	134
22,480	e*	Alnylam Pharmaceuticals, Inc	341
30,554	e*	Alpharma, Inc (Class A)	795
36,482	e*	American Oriental Bioengineering, Inc	325
12,379	e	American Vanguard Corp	177
819,785	e*	Amgen, Inc	45,326
8,652	e*	Animal Health International, Inc	125
16,685	e	Arch Chemicals, Inc	586
43,996	e*	Arena Pharmaceuticals, Inc	484
23,529	e*	Arqule, Inc	166
33,623	e*	Array Biopharma, Inc	392
24,502	e*	Arrowhead Research Corp	123
20,021	e*	Auxilium Pharmaceuticals, Inc	319
24,200	e*	Aventine Renewable Energy Holdings, Inc	411
68,606	e	Avery Dennison Corp	4,561
310,135	e	Avon Products, Inc	11,397
11,970	e	Balchem Corp	217
77,758	e*	Barr Pharmaceuticals, Inc	3,906
10,191	e*	Bentley Pharmaceuticals, Inc	124
3,558	e*	Biodel, Inc	70
39,215	e*	Bioenvision, Inc	227
241,961	*	Biogen Idec, Inc	12,945
66,973	e*	BioMarin Pharmaceuticals, Inc	1,201
7,589	e*	BioMimetic Therapeutics, Inc	119
31,390	e*	Bionovo, Inc	121
9,920	e*	Bradley Pharmaceuticals, Inc	215
1,391,202	e	Bristol-Myers Squibb Co	43,906
45,568		Cabot Corp	2,173
11,732	e*	Cadence Pharmaceuticals, Inc	142
28,512	e*	Calgon Carbon Corp	331
20,927	e	Cambrex Corp	278
5,883	e*	Caraco Pharmaceutical Laboratories Ltd	89
83,447		Celanese Corp (Series A)	3,236
52,007	e*	Cell Genesys, Inc	174
46,785	e*	Cephalon, Inc	3,761
39,849	e	CF Industries Holdings, Inc	2,387
47,691	e*	Charles River Laboratories International, Inc	2,462
12,829	e*	Chattem, Inc	813
179,587	e	Chemtura Corp	1,995
46,500	e	Church & Dwight Co, Inc	2,253
107,209		Clorox Co	6,658
361,629		Colgate-Palmolive Co	23,452
43,598	e*	Cubist Pharmaceuticals, Inc	859
27,159	e*	Cypress Bioscience, Inc	360
29,796		Cytec Industries, Inc	1,900
18,758	e*	Cytokinetics, Inc	106
62,426	*	CytRx Corp	195
60,930		Dade Behring Holdings, Inc	3,237
59,949	e*	Dendreon Corp	424
15,224	*	Digene Corp	914
58,878	e*	Discovery Laboratories, Inc	167
673,945	e	Dow Chemical Co	29,802
652,888		Du Pont (E.I.) de Nemours & Co	33,193

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
50,131	e*	Durect Corp	$193
59,583		Eastman Chemical Co	3,833
133,550	e	Ecolab, Inc	5,703
702,245		Eli Lilly & Co	39,241
17,426	e*	Elizabeth Arden, Inc	423
42,677	e*	Encysive Pharmaceuticals, Inc	76
28,467	e*	Enzon Pharmaceuticals, Inc	223
77,181		Estee Lauder Cos (Class A)	3,513
28,545	e	Ferro Corp	712
27,015	e	FMC Corp	2,415
226,321	*	Forest Laboratories, Inc	10,332
329,001	*	Genentech, Inc	24,892
47,588	e*	GenVec, Inc	112
186,756	*	Genzyme Corp	12,027
24,274	e	Georgia Gulf Corp	440
51,960	e*	Geron Corp	366
664,714	*	Gilead Sciences, Inc	25,771
11,695	e*	GTx, Inc	189
45,742		H.B. Fuller Co	1,367
45,558	e*	Halozyme Therapeutics, Inc	421
87,144	e*	Hercules, Inc	1,712
114,166	*	Hospira, Inc	4,457
102,740	e*	Human Genome Sciences, Inc	916
68,447		Huntsman Corp	1,664
17,140	e*	Idenix Pharmaceuticals, Inc	101
23,187	e*	Idexx Laboratories, Inc	2,194
42,460	e*	ImClone Systems, Inc	1,501
49,858	*	Immucor, Inc	1,395
42,987	e*	Indevus Pharmaceuticals, Inc	289
14,805	e	Innophos Holdings, Inc	212
8,064		Innospec, Inc	477
6,061	e	Inter Parfums, Inc	161
19,810	e*	InterMune, Inc	514
63,209		International Flavors & Fragrances, Inc	3,296
28,268	e*	Inverness Medical Innovations, Inc	1,442
33,038	e*	Invitrogen Corp	2,437
29,249	e*	Javelin Pharmaceuticals, Inc	181
10,660	e	Kaiser Aluminum Corp	777
27,654	e*	Keryx Biopharmaceuticals, Inc	270
172,331	e*	King Pharmaceuticals, Inc	3,526
12,441	e	Koppers Holdings, Inc	419
2,620	e	Kronos Worldwide, Inc	66
28,944	e*	KV Pharmaceutical Co (Class A)	788
14,893	e*	Landec Corp	200
64,160	e	Ligand Pharmaceuticals, Inc (Class B)	441
48,868		Lubrizol Corp	3,154
163,415	e	Lyondell Chemical Co	6,066
9,202	e	Mannatech, Inc	146
29,304	e*	MannKind Corp	361
23,199	e*	Martek Biosciences Corp	602
90,979	e*	Medarex, Inc	1,300
36,966	e*	Medicines Co	651
39,603	e	Medicis Pharmaceutical Corp (Class A)	1,209
15,000	e*	Medivation, Inc	306
1,532,145	e	Merck & Co, Inc	76,301
27,965	e	Meridian Bioscience, Inc	606

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
56,362	e*	MGI Pharma, Inc	$1,261
227,077	e*	Millennium Pharmaceuticals, Inc	2,400
14,800	e	Minerals Technologies, Inc	991
34,103	e*	Minrad International, Inc	202
15,457	e*	Momenta Pharmaceuticals, Inc	156
384,673	e	Monsanto Co	25,981
109,683	e*	Mosaic Co	4,280
175,875	e*	Mylan Laboratories, Inc	3,199
40,164	e*	Nabi Biopharmaceuticals	185
84,709	e	Nalco Holding Co	2,325
15,424	e*	Nastech Pharmaceutical Co, Inc	168
39,647	e*	NBTY, Inc	1,713
26,156	e*	Neurocrine Biosciences, Inc	294
12,540	e	NewMarket Corp	607
4,943	e	NL Industries, Inc	50
15,161	e*	Noven Pharmaceuticals, Inc	356
3,979	e*	Obagi Medical Products, Inc	71
57,638		Olin Corp	1,210
21,783	*	OM Group, Inc	1,153
9,743	e*	Omrix Biopharmaceuticals, Inc	307
34,447	e*	Onyx Pharmaceuticals, Inc	927
30,922	e*	OraSure Technologies, Inc	253
5,227	e*	Orexigen Therapeutics, Inc	79
41,855	e*	OSI Pharmaceuticals, Inc	1,516
9,330	*	Osiris Therapeutics, Inc	126
21,959	e*	Pacific Ethanol, Inc	290
24,948	e*	Pain Therapeutics, Inc	217
26,028	*	Par Pharmaceutical Cos, Inc	735
19,684	e*	Parexel International Corp	828
82,661	e*	PDL BioPharma, Inc	1,926
14,839	e*	Penwest Pharmaceuticals Co	185
54,947	e	Perrigo Co	1,076
13,027	e*	PetMed Express, Inc	167
4,961,458		Pfizer, Inc	126,864
16,760	e*	Pharmion Corp	485
7,693	e*	Pioneer Cos, Inc	264
67,684	e*	PolyOne Corp	487
15,652	e*	Poniard Pharmaceuticals, Inc	106
15,548	e*	Pozen, Inc	281
116,025		PPG Industries, Inc	8,831
225,266	e	Praxair, Inc	16,217
20,200	e*	Prestige Brands Holdings, Inc	262
2,226,034		Procter & Gamble Co	136,211
15,641	e*	Progenics Pharmaceuticals, Inc	337
23,015	*	Protalix BioTherapeutics, Inc	621
21,781	e*	Quidel Corp	382
128,735	e*	Revlon, Inc (Class A)	176
23,386	e*	Rockwood Holdings, Inc	855
107,754	e	Rohm & Haas Co	5,892
86,923	e	RPM International, Inc	2,009
32,161	e*	Salix Pharmaceuticals Ltd	396
32,144	*	Santarus, Inc	166
1,052,758		Schering-Plough Corp	32,046
24,810	e*	Sciele Pharma, Inc	585
30,925	e	Scotts Miracle-Gro Co (Class A)	1,328
33,451		Sensient Technologies Corp	849

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
75,199	e*	Sepracor, Inc	$3,085
78,570		Sherwin-Williams Co	5,223
97,966	e	Sigma-Aldrich Corp	4,180
3,797	*	Somaxon Pharmaceuticals, Inc	46
3,400		Stepan Co	103
36,010	e*	SuperGen, Inc	200
10,427	e*	SurModics, Inc	521
15,482	e*	Tanox, Inc	300
24,273	e*	Tercica, Inc	124
31,857		Tronox, Inc (Class B)	448
6,411	*	Trubion Pharmaceuticals, Inc	134
36,392	e	UAP Holding Corp	1,097
15,246	e*	United Therapeutics Corp	972
7,764	e*	US BioEnergy Corp	88
8,287	e*	USANA Health Sciences, Inc	371
63,674	e*	USEC, Inc	1,400
67,459	e	Valeant Pharmaceuticals International	1,126
75,915		Valspar Corp	2,157
18,703	e*	Vanda Pharmaceuticals, Inc	379
60,046	*	VCA Antech, Inc	2,263
16,400	e*	Verasun Energy Corp	237
92,537	*	Vertex Pharmaceuticals, Inc	2,643
47,837	e*	Viropharma, Inc	660
11,085	e*	Visicu, Inc	101
64,240	e*	Warner Chilcott Ltd (Class A)	1,162
72,549	*	Watson Pharmaceuticals, Inc	2,360
11,832	e	Westlake Chemical Corp	333
49,789	e*	WR Grace & Co	1,219
950,853		Wyeth	54,522
15,162	e*	Xenoport, Inc	673
93,790	*	XOMA Ltd	285
26,437	e*	Zymogenetics, Inc	386
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,061,429

COAL MINING - 0.18%
46,611	e*	Alpha Natural Resources, Inc	969
101,350	e	Arch Coal, Inc	3,527
131,179	e	Consol Energy, Inc	6,049
80,635	e*	International Coal Group, Inc	482
59,977	e	Massey Energy Co	1,598
187,317	e	Peabody Energy Corp	9,063
		TOTAL COAL MINING	21,688

COMMUNICATIONS - 4.84%
30,232	e	Alaska Communications Systems Group, Inc	479
243,097	e	Alltel Corp	16,421
295,390	*	American Tower Corp (Class A)	12,406
21,897	e*	Anixter International, Inc	1,647
5,854	e*	Aruba Networks, Inc	118
4,358,755	e	AT&T, Inc	180,888
6,765	e	Atlantic Tele-Network, Inc	194
10,900	e*	Audiovox Corp (Class A)	141
19,340	e*	Authorize.Net Holdings, Inc	346
317,965	*	Avaya, Inc	5,355
37,143	e*	Brightpoint, Inc	512
160,716	e*	Cablevision Systems Corp (Class A)	5,816

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
14,532	e*	Cbeyond Communications, Inc	$560
15,110	e*	Centennial Communications Corp	143
24,190	*	Central European Media Enterprises Ltd (Class A)	2,360
77,480		CenturyTel, Inc	3,800
284,093	e*	Charter Communications, Inc (Class A)	1,151
180,973	e*	Cincinnati Bell, Inc	1,046
143,100	e	Citadel Broadcasting Corp	923
242,015	e	Citizens Communications Co	3,696
351,009	e	Clear Channel Communications, Inc	13,275
8,891	*	Clearwire Corp (Class A)	217
2,087,831	e*	Comcast Corp (Class A)	58,710
14,680	e	Consolidated Communications Holdings, Inc	332
32,384	e*	Cox Radio, Inc (Class A)	461
152,178	e*	Crown Castle International Corp	5,520
13,062	e*	Crown Media Holdings, Inc (Class A)	94
14,279	e	CT Communications, Inc	436
36,653	e*	CTC Media, Inc	995
35,320	e*	Cumulus Media, Inc (Class A)	330
9,394	e*	DG FastChannel,Inc	191
533,030	e*	DIRECTV Group, Inc	12,318
110,581	e*	Dobson Communications Corp (Class A)	1,229
147,079	*	EchoStar Communications Corp (Class A)	6,379
106,754		Embarq Corp	6,765
26,410	e	Emmis Communications Corp (Class A)	243
22,831	e	Entercom Communications Corp (Class A)	568
52,691	e*	Entravision Communications Corp (Class A)	550
6,340	e*	Eschelon Telecom, Inc	188
24,592	e	Fairpoint Communications, Inc	437
86,527	e*	FiberTower Corp	375
5,404	e*	Fisher Communications, Inc	274
109,368	e*	Foundry Networks, Inc	1,822
38,028	e*	General Communication, Inc (Class A)	487
12,443	e*	GeoEye, Inc	270
17,256	e*	Global Crossing Ltd	326
47,416	e	Global Payments, Inc	1,880
8,275	e*	Globalstar, Inc	86
11,948		Golden Telecom, Inc	657
29,084	e	Gray Television, Inc	270
16,976	e*	Harris Stratex Networks, Inc (Class A)	305
18,785	e	Hearst-Argyle Television, Inc	453
4,578	e*	Hughes Communications, Inc	239
123,533	e*	IAC/InterActiveCorp	4,275
23,311	e*	Ibasis, Inc	234
73,766	*	ICO Global Communications Holdings Ltd	257
39,942	e	IDT Corp (Class B)	412
16,276	e*	InPhonic, Inc	76
22,094	e	Iowa Telecommunications Services, Inc	502
11,781		iPCS, Inc	399
35,358	e*	j2 Global Communications, Inc	1,234
18,344	e*	Knology, Inc	319
35,762	*	Leap Wireless International, Inc	3,022
1,082,052	e*	Level 3 Communications, Inc	6,330
271,543	e*	Liberty Global, Inc (Class A)	11,144
91,188	*	Liberty Media Corp - Capital (Series A)	10,731
460,518	*	Liberty Media Holding Corp (Interactive A)	10,283
17,509	e*	Lin TV Corp (Class A)	329

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,181	e*	Lodgenet Entertainment Corp	$519
28,940	e*	Mastec, Inc	458
42,748	*	Mediacom Communications Corp (Class A)	414
40,773	e*	MetroPCS Communications, Inc	1,347
53,746	e*	NeuStar, Inc (Class A)	1,557
7,635	e*	Nexstar Broadcasting Group, Inc (Class A)	100
19,431	e*	Nextwave Wireless, Inc	162
115,602	e*	NII Holdings, Inc	9,334
9,887	e	North Pittsburgh Systems, Inc	210
20,547	e*	Novatel Wireless, Inc	535
19,818		NTELOS Holdings Corp	548
18,865	e*	Orbcomm, Inc	310
49,151	*	PAETEC Holding Corp	555
1,801	e	Preformed Line Products Co	86
1,137,884	e*	Qwest Communications International, Inc	11,037
57,767	e*	Radio One, Inc (Class D)	408
20,736	e	RCN Corp	390
8,561	e*	Rural Cellular Corp (Class A)	375
8,327		Salem Communications Corp (Class A)	92
20,418	*	SAVVIS, Inc	1,011
72,846	e*	SBA Communications Corp (Class A)	2,447
5,360	e	Shenandoah Telecom Co	273
34,573	e	Sinclair Broadcast Group, Inc (Class A)	492
31,566	e*	Spanish Broadcasting System, Inc (Class A)	136
1,988,479		Sprint Nextel Corp	41,181
9,587	e	SureWest Communications	261
8,854	*	Switch & Data Facilities Co, Inc	170
16,874	*	Syniverse Holdings, Inc	217
75,527		Telephone & Data Systems, Inc	4,726
33,818	e*	Terremark Worldwide, Inc	218
109,696	e*	Time Warner Cable, Inc (Class A)	4,297
69,701	e*	TiVo, Inc	404
11,370	e*	US Cellular Corp	1,030
18,421		USA Mobility, Inc	493
2,052,548		Verizon Communications, Inc	84,503
47,364	e*	Vonage Holdings Corp	147
325,759	e	Windstream Corp	4,808
202,056	e*	XM Satellite Radio Holdings, Inc (Class A)	2,378
		TOTAL COMMUNICATIONS	581,860

DEPOSITORY INSTITUTIONS - 8.68%
9,281	e	1st Source Corp	231
8,068		Abington Bancorp, Inc	77
12,076	e	Alabama National Bancorp	747
16,250	e	Amcore Financial, Inc	471
12,311	e	AmericanWest Bancorp	224
7,905	e	Ameris Bancorp	178
16,200	e	Anchor Bancorp Wisconsin, Inc	424
96,885		Associated Banc-Corp	3,168
61,450		Astoria Financial Corp	1,539
5,016	e	Bancfirst Corp	215
19,277		Banco Latinoamericano de Exportaciones S.A.	362
7,613	e*	Bancorp, Inc	170
58,119		Bancorpsouth, Inc	1,422
48,672	e	Bank Mutual Corp	561
3,137,164		Bank of America Corp	153,376

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
38,376		Bank of Hawaii Corp	$1,982
536,281	e*	Bank of New York Co, Inc	22,223
8,348	e	Bank of the Ozarks, Inc	233
33,271	e	BankAtlantic Bancorp, Inc (Class A)	286
17,629	e	BankFinancial Corp	272
22,200	e	BankUnited Financial Corp (Class A)	446
8,647	e	Banner Corp	295
389,440	e	BB&T Corp	15,842
6,060	e	Berkshire Hills Bancorp, Inc	191
16,366		BOK Financial Corp	874
24,206	e	Boston Private Financial Holdings, Inc	650
49,152	e	Brookline Bancorp, Inc	566
9,158	e	Capital City Bank Group, Inc	287
6,231	e	Capital Corp of the West	149
9,528	e	Capitol Bancorp Ltd	260
16,280	e	Capitol Federal Financial	601
19,846	e	Cascade Bancorp	459
4,003	e	Cass Information Systems, Inc	145
36,547	e	Cathay General Bancorp	1,226
40,600	e*	Centennial Bank Holdings, Inc	344
7,848	e	Center Financial Corp	133
20,935	e	Central Pacific Financial Corp	691
16,601	e	Chemical Financial Corp	429
32,874	e	Chittenden Corp	1,149
3,498,146		Citigroup, Inc	179,420
54,766	e	Citizens Banking Corp	1,002
9,310	e	City Bank	293
12,921	e	City Holding Co	495
28,862	e	City National Corp	2,196
8,907	e	Clifton Savings Bancorp, Inc	97
10,291	e	CoBiz, Inc	186
112,443		Colonial Bancgroup, Inc	2,808
10,948	e	Columbia Banking System, Inc	320
110,338		Comerica, Inc	6,562
132,727		Commerce Bancorp, Inc	4,910
49,814	e	Commerce Bancshares, Inc	2,257
7,311	e*	Community Bancorp	205
20,690	e	Community Bank System, Inc	414
17,049	e	Community Banks, Inc	549
9,922	e	Community Trust Bancorp, Inc	320
93,095	e	Compass Bancshares, Inc	6,422
27,635	e	Corus Bankshares, Inc	477
42,425		Cullen/Frost Bankers, Inc	2,268
47,839	e	CVB Financial Corp	532
19,824	e	Dime Community Bancshares	261
11,361	e*	Dollar Financial Corp	324
14,931	e	Downey Financial Corp	985
42,390	e	East West Bancorp, Inc	1,648
5,234	e	Enterprise Financial Services Corp	130
32,402	e*	Euronet Worldwide, Inc	945
354,494	e	Fifth Third Bancorp	14,098
7,060	e	First Bancorp	132
58,870		First Bancorp	647
10,765	e	First Busey Corp	215
23,638	e	First Charter Corp	460
4,516		First Citizens Bancshares, Inc (Class A)	878

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
51,852	e	First Commonwealth Financial Corp	$566
18,350	e	First Community Bancorp, Inc	1,050
6,565	e	First Community Bancshares, Inc	205
23,858	e	First Financial Bancorp	358
14,678	e	First Financial Bankshares, Inc	570
8,954	e	First Financial Corp	263
8,300	e	First Financial Holdings, Inc	272
90,481	e	First Horizon National Corp	3,529
8,910	e	First Indiana Corp	197
12,330	e	First Merchants Corp	296
34,833	e	First Midwest Bancorp, Inc	1,237
79,187	e	First Niagara Financial Group, Inc	1,037
10,172	e	First Place Financial Corp	215
4,965	e*	First Regional Bancorp	126
20,191		First Republic Bank	1,083
5,157	e	First South Bancorp, Inc	139
12,414	e	First State Bancorporation	264
13,972	e*	FirstFed Financial Corp	793
59,714	e	FirstMerit Corp	1,250
31,002	e	Flagstar Bancorp, Inc	374
12,979	e	Flushing Financial Corp	208
43,167	e	FNB Corp	723
16,647	e*	Franklin Bank Corp	248
47,441	e	Fremont General Corp	510
28,387	e	Frontier Financial Corp	640
123,318	e	Fulton Financial Corp	1,778
37,500	e	Glacier Bancorp, Inc	763
7,290	e	Great Southern Bancorp, Inc	197
36,753	e	Greater Bay Bancorp	1,023
6,221	e	Greene County Bancshares, Inc	194
19,896	e	Hancock Holding Co	747
27,371	e	Hanmi Financial Corp	467
19,713	e	Harleysville National Corp	318
10,342	e	Heartland Financial USA, Inc	251
8,209		Heritage Commerce Corp	194
8,188	e	Home Bancshares, Inc	185
8,546	e	Horizon Financial Corp	186
385,057		Hudson City Bancorp, Inc	4,705
182,131	e	Huntington Bancshares, Inc	4,142
7,762	e	IBERIABANK Corp	384
9,704	e	Independent Bank Corp	287
16,011	e	Independent Bank Corp	276
51,913	e	IndyMac Bancorp, Inc	1,514
12,591	e	Integra Bank Corp	270
35,467	e	International Bancshares Corp	909
37,852	*	Investors Bancorp, Inc	508
47,500		Investors Financial Services Corp	2,929
15,442	e	Irwin Financial Corp	231
3,467	e	ITLA Capital Corp	181
2,415,076		JPMorgan Chase & Co	117,010
14,732	e	Kearny Financial Corp	199
277,310	e	Keycorp	9,520
22,471	e	KNBT Bancorp, Inc	330
13,136	e	Lakeland Bancorp, Inc	175
8,565	e	Lakeland Financial Corp	182
48,564	e	M&T Bank Corp	5,192

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
10,842	e	Macatawa Bank Corp	$173
23,701	e	MAF Bancorp, Inc	1,286
11,504	e	MainSource Financial Group, Inc	193
183,111	e	Marshall & Ilsley Corp	8,722
25,844	e	MB Financial, Inc	898
294,451		Mellon Financial Corp	12,956
11,521	e	Midwest Banc Holdings, Inc	167
15,140	e	Nara Bancorp, Inc	241
1,893	e	NASB Financial, Inc	64
361,818	e	National City Corp	12,056
34,239	e	National Penn Bancshares, Inc	571
24,427	e	NBT Bancorp, Inc	551
34,157	e*	Net 1 UEPS Technologies, Inc	825
226,140	e	New York Community Bancorp, Inc	3,849
78,754	e	NewAlliance Bancshares, Inc	1,159
155,077		Northern Trust Corp	9,962
12,217	e	Northwest Bancorp, Inc	319
50,588	e	Old National Bancorp	840
9,237	e	Old Second Bancorp, Inc	269
8,719	e	Omega Financial Corp	234
17,777	e	Oriental Financial Group, Inc	194
8,236	e*	Oritani Financial Corp	118
33,369	e	Pacific Capital Bancorp	900
9,214	e	Park National Corp	781
34,547	e	Partners Trust Financial Group, Inc	363
6,808	e	Peoples Bancorp, Inc	184
104,369	e	People's United Financial, Inc	1,850
17,415	e	PFF Bancorp, Inc	486
10,869	e*	Pinnacle Financial Partners, Inc	319
243,914	e	PNC Financial Services Group, Inc	17,459
204,398		Popular, Inc	3,285
6,370	e	Preferred Bank	255
500	e	Premierwest Bancorp	7
12,613	e	PrivateBancorp, Inc	363
23,642	e	Prosperity Bancshares, Inc	775
25,227	e	Provident Bankshares Corp	827
53,846	e	Provident Financial Services, Inc	849
30,181	e	Provident New York Bancorp	408
4,843	e	QC Holdings, Inc	73
498,218		Regions Financial Corp	16,491
10,908	e	Renasant Corp	248
6,105	e	Republic Bancorp, Inc (Class A)	101
6,115	e	Rockville Financial, Inc	92
7,271	e	Roma Financial Corp	121
3,344	e	Royal Bancshares of Pennsylvania (Class A)	66
20,998	e	S&T Bancorp, Inc	691
8,198	e	S.Y. Bancorp, Inc	195
9,617	e	Sandy Spring Bancorp, Inc	302
4,873		Santander BanCorp	72
5,836	e	SCBT Financial Corp	212
9,460	e	Seacoast Banking Corp of Florida	206
10,334	e	Security Bank Corp	208
3,786	e	Sierra Bancorp	107
20,862	e*	Signature Bank	711
9,660	e	Simmons First National Corp (Class A)	267
83,307		Sky Financial Group, Inc	2,321

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
53,177	e	South Financial Group, Inc	$1,204
8,362	e	Southside Bancshares, Inc	182
9,257		Southwest Bancorp, Inc	223
288,300		Sovereign Bancorp, Inc	6,095
237,784	e	State Street Corp	16,264
13,290	e	Sterling Bancorp	213
48,597	e	Sterling Bancshares, Inc	550
17,306	e*	Sterling Financial Corp	182
34,680	e	Sterling Financial Corp	1,004
7,140	e	Suffolk Bancorp	228
8,750	e*	Sun Bancorp, Inc	148
252,128		SunTrust Banks, Inc	21,617
23,978	e*	Superior Bancorp	245
34,534	e	Susquehanna Bancshares, Inc	773
24,169	e*	SVB Financial Group	1,284
196,051	e	Synovus Financial Corp	6,019
4,565	e	Taylor Capital Group, Inc	126
91,260	e	TCF Financial Corp	2,537
16,293	e*	Texas Capital Bancshares, Inc	364
14,873	e	TierOne Corp	448
6,413	e	Tompkins Trustco, Inc	240
9,919	e	Trico Bancshares	222
51,426	e	Trustco Bank Corp NY	508
34,436	e	Trustmark Corp	891
67,163	e	UCBH Holdings, Inc	1,227
24,432	e	UMB Financial Corp	901
43,224	e	Umpqua Holdings Corp	1,016
8,916	e	Union Bankshares Corp	207
33,774	e	UnionBanCal Corp	2,016
27,662	e	United Bankshares, Inc	880
24,124	e	United Community Banks, Inc	625
18,456	e	United Community Financial Corp	184
5,067	e	United Security Bancshares	103
7,380	e	Univest Corp of Pennsylvania	166
1,229,099	e	US Bancorp	40,499
8,850	e	USB Holding Co, Inc	169
89,986	e	Valley National Bancorp	2,024
5,300		ViewPoint Financial Group	91
300	e	Vineyard National Bancorp	7
12,360	e*	Virginia Commerce Bancorp	209
75,924	e	W Holding Co, Inc	200
1,352,541	e	Wachovia Corp	69,318
62,928		Washington Federal, Inc	1,530
623,796	e	Washington Mutual, Inc	26,599
8,575	e	Washington Trust Bancorp, Inc	216
7,507	e*	Wauwatosa Holdings, Inc	124
40,046		Webster Financial Corp	1,709
2,373,523		Wells Fargo & Co	83,477
15,679	e	WesBanco, Inc	463
10,009	e	West Coast Bancorp	304
23,845	e	Westamerica Bancorporation	1,055
11,887	e*	Western Alliance Bancorp	355
559,087	e	Western Union Co	11,646
10,962		Westfield Financial, Inc	109
46,684		Whitney Holding Corp	1,405
51,413		Wilmington Trust Corp	2,134

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,638	e	Wilshire Bancorp, Inc	$117
17,249	e	Wintrust Financial Corp	756
4,467		WSFS Financial Corp	292
6,959	e	Yardville National Bancorp	238
76,375	e	Zions Bancorporation	5,874
		TOTAL DEPOSITORY INSTITUTIONS	1,043,808

EATING AND DRINKING PLACES - 0.85%
18,260	e*	AFC Enterprises	316
52,752		Applebees International, Inc	1,271
8,606	*	Benihana, Inc (Class A)	172
9,771	e*	BJ's Restaurants, Inc	193
24,778	e	Bob Evans Farms, Inc	913
80,322		Brinker International, Inc	2,351
10,902	e*	Buffalo Wild Wings, Inc	453
37,312	e	Burger King Holdings, Inc	983
20,544	e*	California Pizza Kitchen, Inc	441
7,174	e*	Carrols Restaurant Group, Inc	109
17,289	e	CBRL Group, Inc	734
20,197	e*	CEC Entertainment, Inc	711
50,784	e*	Cheesecake Factory	1,245
21,255	e*	Chipotle Mexican Grill, Inc (Class B)	1,671
44,745	e	CKE Restaurants, Inc	898
99,900	e	Darden Restaurants, Inc	4,395
75,312	e*	Denny's Corp	335
30,059	e	Domino's Pizza, Inc	549
13,878	e	IHOP Corp	755
22,085	*	Jack in the Box, Inc	1,567
39,881	e*	Krispy Kreme Doughnuts, Inc	369
12,903	e	Landry's Restaurants, Inc	391
8,310	e*	McCormick & Schmick's Seafood Restaurants, Inc	216
844,110		McDonald's Corp	42,847
7,205	e*	Morton's Restaurant Group, Inc	131
14,289	e	O'Charleys, Inc	288
15,393	e*	Papa John's International, Inc	443
18,084	e*	PF Chang's China Bistro, Inc	637
25,931	e*	Rare Hospitality International, Inc	694
11,853	e*	Red Robin Gourmet Burgers, Inc	479
38,476	e	Ruby Tuesday, Inc	1,013
10,929	e*	Ruth's Chris Steak House, Inc	186
47,245	e*	Sonic Corp	1,045
523,895	e*	Starbucks Corp	13,747
19,171	e*	Steak N Shake Co	320
37,299	e*	Texas Roadhouse, Inc (Class A)	477
133,986	e	Tim Hortons, Inc	4,120
43,886	e	Triarc Cos (Class B)	689
61,697	e	Wendy's International, Inc	2,267
370,352	e	Yum! Brands, Inc	12,118
		TOTAL EATING AND DRINKING PLACES	102,539

EDUCATIONAL SERVICES - 0.15%
101,988	e*	Apollo Group, Inc (Class A)	5,959
69,638	e*	Career Education Corp	2,352
62,840	e*	Corinthian Colleges, Inc	1,024
42,460	e	DeVry, Inc	1,444
29,564	e*	ITT Educational Services, Inc	3,470

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
32,368	*	Laureate Education, Inc	$1,996
3,041	e*	Lincoln Educational Services Corp	45
10,353	e	Strayer Education, Inc	1,364
14,801	e*	Universal Technical Institute, Inc	376
		TOTAL EDUCATIONAL SERVICES	18,030

ELECTRIC, GAS, AND SANITARY SERVICES - 3.96%
471,951	*	AES Corp	10,326
55,012		AGL Resources, Inc	2,227
117,133	*	Allegheny Energy, Inc	6,060
17,427	e	Allete, Inc	820
80,451	e	Alliant Energy Corp	3,125
178,674	*	Allied Waste Industries, Inc	2,405
146,454		Ameren Corp	7,178
10,902	e	American Ecology Corp	233
281,975	e	American Electric Power Co, Inc	12,700
11,397	e	American States Water Co	405
95,948		Aqua America, Inc	2,158
276,036	e*	Aquila, Inc	1,129
65,777	e	Atmos Energy Corp	1,977
35,312	e	Avista Corp	761
23,485	e	Black Hills Corp	934
13,965	e	California Water Service Group	524
8,600	e	Cascade Natural Gas Corp	227
13,533	e*	Casella Waste Systems, Inc (Class A)	146
225,760	e	Centerpoint Energy, Inc	3,928
7,119	e	Central Vermont Public Service Corp	268
13,300	e	CH Energy Group, Inc	598
7,162	e*	Clean Energy Fuels Corp	90
11,577	e*	Clean Harbors, Inc	572
40,584	e	Cleco Corp	994
158,961	e	CMS Energy Corp	2,734
181,482	e	Consolidated Edison, Inc	8,188
10,306	e	Consolidated Water Co, Inc	302
127,465	e	Constellation Energy Group, Inc	11,111
85,275	e*	Covanta Holding Corp	2,102
22,377	e	Crosstex Energy, Inc	643
247,620	e	Dominion Resources, Inc	21,372
80,044	e	DPL, Inc	2,268
124,457		DTE Energy Co	6,001
890,673	e	Duke Energy Corp	16,299
238,240	*	Dynegy, Inc (Class A)	2,249
230,316	e	Edison International	12,925
495,165	e	El Paso Corp	8,532
32,219	e*	El Paso Electric Co	791
21,443		Empire District Electric Co	480
50,662		Energen Corp	2,783
110,044	e	Energy East Corp	2,871
4,326	e	EnergySouth, Inc	221
2,665	e*	EnerNOC, Inc	102
139,442		Entergy Corp	14,969
475,445		Exelon Corp	34,517
215,411	e	FirstEnergy Corp	13,943
287,303	e	FPL Group, Inc	16,302
63,000	e	Great Plains Energy, Inc	1,834
59,766	e	Hawaiian Electric Industries, Inc	1,416

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
31,800	e	Idacorp, Inc	$1,019
55,880	e	Integrys Energy Group, Inc	2,835
18,159	e	ITC Holdings Corp	738
124,743		KeySpan Corp	5,237
14,800	e	Laclede Group, Inc	472
4,287	e	Markwest Hydrocarbon, Inc	246
131,012	e	MDU Resources Group, Inc	3,674
20,394		Metal Management, Inc	899
14,002	e	MGE Energy, Inc	457
180,863	e*	Mirant Corp	7,714
58,945	e	National Fuel Gas Co	2,553
22,377	e	New Jersey Resources Corp	1,142
34,041	e	Nicor, Inc	1,461
193,868	e	NiSource, Inc	4,015
109,115		Northeast Utilities	3,094
19,700	e	Northwest Natural Gas Co	910
24,616	e	NorthWestern Corp	783
171,301	e*	NRG Energy, Inc	7,121
75,589	e	NSTAR	2,453
64,715		OGE Energy Corp	2,372
78,611		Oneok, Inc	3,963
4,962	e	Ormat Technologies, Inc	187
19,998	e	Otter Tail Corp	641
136,693		Pepco Holdings, Inc	3,855
248,387	e	PG&E Corp	11,252
10,816	e*	Pico Holdings, Inc	468
56,615		Piedmont Natural Gas Co, Inc	1,396
12,323	e*	Pike Electric Corp	276
70,786	e	Pinnacle West Capital Corp	2,821
54,221	e	PNM Resources, Inc	1,507
21,481	e	Portland General Electric Co	589
272,815		PPL Corp	12,765
182,248	e	Progress Energy, Inc	8,309
34,100	m,v*	Progress Energy, Inc	-	^
179,334		Public Service Enterprise Group, Inc	15,742
82,750	e	Puget Energy, Inc	2,001
121,788	e	Questar Corp	6,436
241,329	*	Reliant Energy, Inc	6,504
117,594	e	Republic Services, Inc	3,603
10,949	e	Resource America, Inc (Class A)	226
82,423	e	SCANA Corp	3,156
25,033	e*	SEMCO Energy, Inc	194
186,573		Sempra Energy	11,051
156,710	*	Sierra Pacific Resources	2,752
10,436	e	SJW Corp	348
20,851	e	South Jersey Industries, Inc	738
531,639	e	Southern Co	18,230
76,048	e	Southern Union Co	2,478
28,345		Southwest Gas Corp	958
16,033	e	Southwest Water Co	205
62,027	e*	Stericycle, Inc	2,758
148,252		TECO Energy, Inc	2,547
324,527		TXU Corp	21,841
75,102		UGI Corp	2,049
16,909	e	UIL Holdings Corp	560
24,831	e	Unisource Energy Corp	817

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
55,079	e	Vectren Corp	$1,483
48,547	e*	Waste Connections, Inc	1,468
3,755		Waste Industries USA, Inc	128
19,253	e*	Waste Services, Inc	234
62,830	e	Westar Energy, Inc	1,525
34,425	e	WGL Holdings, Inc	1,124
423,503	e	Williams Cos, Inc	13,391
82,788	e	Wisconsin Energy Corp	3,662
288,988		Xcel Energy, Inc	5,916
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	476,089

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.20%
15,750	e*	Acme Packet, Inc	181
22,958	e*	Actel Corp	319
30,632		Acuity Brands, Inc	1,846
82,321	e*	Adaptec, Inc	314
86,140	e*	ADC Telecommunications, Inc	1,579
42,374	e	Adtran, Inc	1,100
25,828	e*	Advanced Analogic Technologies, Inc	251
23,059	e*	Advanced Energy Industries, Inc	523
390,590	e*	Advanced Micro Devices, Inc	5,585
50,885	e*	Aeroflex, Inc	721
250,843	e	Altera Corp	5,551
22,354	e*	American Superconductor Corp	432
75,446	e	Ametek, Inc	2,994
47,376	e*	AMIS Holdings, Inc	593
73,876	e*	Amkor Technology, Inc	1,164
126,589	e	Amphenol Corp (Class A)	4,513
42,735	e*	Anadigics, Inc	589
231,278	e	Analog Devices, Inc	8,705
109,927	e*	Andrew Corp	1,587
611,470	*	Apple Computer, Inc	74,624
215,447	e*	Applied Micro Circuits Corp	539
78,929	e*	Arris Group, Inc	1,388
38,898	e*	Atheros Communications, Inc	1,200
336,155	e*	Atmel Corp	1,869
25,930	e*	ATMI, Inc	778
119,087	e*	Avanex Corp	214
101,613	e*	Avnet, Inc	4,028
34,410	e	AVX Corp	576
8,359	e*	AZZ, Inc	281
32,362	e	Baldor Electric Co	1,595
7,316	e	Bel Fuse, Inc (Class B)	249
51,432	e*	Benchmark Electronics, Inc	1,163
9,033	e*	BigBand Networks, Inc	118
330,478	e*	Broadcom Corp (Class A)	9,666
33,107	e*	C-COR, Inc	465
19,382	e*	Ceradyne, Inc	1,434
27,817	e*	Checkpoint Systems, Inc	702
60,188	e*	Ciena Corp	2,175
4,321,163	*	Cisco Systems, Inc	120,344
12,644	e*	Color Kinetics, Inc	422
15,327	e*	Comtech Telecommunications Corp	711
352,109	e*	Conexant Systems, Inc	486
129,303		Cooper Industries Ltd (Class A)	7,382
5,037	e*	CPI International, Inc	100

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
60,981	e*	Cree, Inc	$1,576
23,637	e	CTS Corp	299
14,434	e	Cubic Corp	436
108,831	e*	Cypress Semiconductor Corp	2,535
14,124	e*	Diodes, Inc	590
31,325	e*	Ditech Networks, Inc	257
28,077	*	Dolby Laboratories, Inc (Class A)	994
21,955	e*	DSP Group, Inc	449
10,894	e*	DTS, Inc	237
103,554		Eaton Corp	9,631
23,062	e*	Electro Scientific Industries, Inc	480
10,542	e*	EMS Technologies, Inc	233
40,393	e*	Energizer Holdings, Inc	4,023
28,552	e*	Energy Conversion Devices, Inc	880
18,146	e*	EnerSys	332
67,390	e*	Evergreen Solar, Inc	627
25,111	e*	Exar Corp	336
85,596	e*	Fairchild Semiconductor International, Inc	1,654
195,626	e*	Finisar Corp	739
23,626	e*	First Solar, Inc	2,110
16,105	e	Franklin Electric Co, Inc	760
46,577	e*	FuelCell Energy, Inc	369
79,992	e	Garmin Ltd	5,917
168,527	e*	Gemstar-TV Guide International, Inc	829
20,156	e*	Genlyte Group, Inc	1,583
69,879	*	GrafTech International Ltd	1,177
16,954	e*	Greatbatch, Inc	549
46,047	e	Harman International Industries, Inc	5,378
54,755	e*	Harmonic, Inc	486
94,943	e	Harris Corp	5,179
21,557	e*	Helen of Troy Ltd	582
67,315	e*	Hexcel Corp	1,418
11,513	e*	Hittite Microwave Corp	492
551,220		Honeywell International, Inc	31,023
16,902	e*	Hutchinson Technology, Inc	318
24,375	e	Imation Corp	898
139,841	*	Integrated Device Technology, Inc	2,135
4,107,539		Intel Corp	97,595
33,604	e*	Interdigital Communications Corp	1,081
50,270	e*	International Rectifier Corp	1,873
95,551	e	Intersil Corp (Class A)	3,006
13,338		Inter-Tel, Inc	319
28,293	e*	InterVoice, Inc	236
6,910	e*	IPG Photonics Corp	138
7,978	e*	iRobot Corp	158
16,725	e*	IXYS Corp	140
38,677	e*	Jarden Corp	1,664
145,351	e*	JDS Uniphase Corp	1,952
66,338	e*	Kemet Corp	468
87,515	e	L-3 Communications Holdings, Inc	8,523
9,858	e*	Lamson & Sessions Co	262
81,127	e*	Lattice Semiconductor Corp	464
29,989	e	Lincoln Electric Holdings, Inc	2,226
179,328	e	Linear Technology Corp	6,488
17,104	e*	Littelfuse, Inc	578
8,072	*	Loral Space & Communications, Inc	398

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
12,960	e	LSI Industries, Inc	$232
543,579	e*	LSI Logic Corp	4,082
325,459	e*	Marvell Technology Group Ltd	5,927
37,299	e*	Mattson Technology, Inc	362
226,845	e	Maxim Integrated Products, Inc	7,579
14,709	e*	Medis Technologies Ltd	216
152,719	*	MEMC Electronic Materials, Inc	9,334
13,858	e*	Mercury Computer Systems, Inc	169
23,004	e	Methode Electronics, Inc	360
46,581	e	Micrel, Inc	593
155,745	e	Microchip Technology, Inc	5,769
531,074	e*	Micron Technology, Inc	6,654
55,954	e*	Microsemi Corp	1,340
45,471	e*	Microtune, Inc	238
33,720	e*	MIPS Technologies, Inc	296
98,307	e	Molex, Inc	2,950
15,444	e*	Monolithic Power Systems, Inc	270
26,866	e*	Moog, Inc (Class A)	1,185
1,636,577		Motorola, Inc	28,967
89,555	e*	MRV Communications, Inc	291
6,600	e*	Multi-Fineline Electronix, Inc	113
3,138	e	National Presto Industries, Inc	196
221,736	e	National Semiconductor Corp	6,268
12,200	m,v*	NCP Litigation Trust	-	^
13,186	e*	Netlogic Microsystems, Inc	420
262,461	e*	Network Appliance, Inc	7,664
90,589	e*	Novellus Systems, Inc	2,570
254,885	e*	Nvidia Corp	10,529
39,050	e*	Omnivision Technologies, Inc	707
163,829	e*	ON Semiconductor Corp	1,756
80,242	*	On2 Technologies, Inc	241
68,043	e	Openwave Systems, Inc	426
15,398	e*	Oplink Communications, Inc	231
13,224	*	OpNext, Inc	175
8,730	e*	Optium Corp	110
10,891	e*	OSI Systems, Inc	298
13,852	e	Park Electrochemical Corp	390
14,362	e*	Pericom Semiconductor Corp	160
29,346	e*	Photronics, Inc	437
38,239	e	Plantronics, Inc	1,003
32,750	e*	Plexus Corp	753
15,100	e*	PLX Technology, Inc	169
150,922	e*	PMC - Sierra, Inc	1,167
66,237	e*	Polycom, Inc	2,226
3,961	e*	Powell Industries, Inc	126
51,516	e*	Power-One, Inc	205
96,435	e*	Powerwave Technologies, Inc	646
108,580	*	QLogic Corp	1,808
1,178,362		Qualcomm, Inc	51,129
95,926	e	RadioShack Corp	3,179
68,996	e*	Rambus, Inc	1,241
11,399	e	Raven Industries, Inc	407
22,604	e	Regal-Beloit Corp	1,052
136,976	e*	RF Micro Devices, Inc	855
12,342	e*	Rogers Corp	457
385,770	*	Sanmina-SCI Corp	1,207

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
21,571	e*	Seachange International, Inc	$167
52,119	e*	Semtech Corp	903
56,384	*	Silicon Image, Inc	484
38,539	e*	Silicon Laboratories, Inc	1,334
72,899	e*	Silicon Storage Technology, Inc	272
27,582	e*	Sirenza Microdevices, Inc	327
1,037,535	e*	Sirius Satellite Radio, Inc	3,133
112,344	e*	Skyworks Solutions, Inc	826
35,494	e*	Smart Modular Technologies WWH, Inc	488
65,116	e*	Spansion, Inc (Class A)	723
28,315	e*	Spectrum Brands, Inc	192
14,503	e*	Standard Microsystems Corp	498
10,374	*	Stoneridge, Inc	128
15,508	e*	Sunpower Corp (Class A)	978
8,595	e*	Supertex, Inc	269
129,793	*	Sycamore Networks, Inc	522
35,188	e*	Symmetricom, Inc	296
17,207	e*	Synaptics, Inc	616
41,522	e*	Syntax-Brillian Corp	204
30,703	e	Technitrol, Inc	880
10,550	e*	Techwell, Inc	138
42,847	e*	Tekelec	618
27,669		Teleflex, Inc	2,263
309,010	*	Tellabs, Inc	3,325
33,830	e*	Tessera Technologies, Inc	1,372
1,013,439	e	Texas Instruments, Inc	38,136
43,626	*	Thomas & Betts Corp	2,530
40,125	e*	Trident Microsystems, Inc	736
105,731	e*	Triquint Semiconductor, Inc	535
32,309	*	TTM Technologies, Inc	420
13,489	e*	Ultra Clean Holdings	189
16,474	e*	Universal Display Corp	259
8,900	*	Universal Electronics, Inc	323
87,200	e*	Utstarcom, Inc	489
63,729	e*	Varian Semiconductor Equipment Associates, Inc	2,553
15,575	*	Viasat, Inc	500
12,845	e	Vicor Corp	170
127,423	e*	Vishay Intertechnology, Inc	2,016
13,179	e*	Volterra Semiconductor Corp	187
52,762	e	Whirlpool Corp	5,867
210,715	e	Xilinx, Inc	5,641
15,313	e*	Zoltek Cos, Inc	636
35,864	e*	Zoran Corp	719
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	746,133

ENGINEERING AND MANAGEMENT SERVICES - 0.85%
13,465	e*	Advisory Board Co	748
28,593	*	Aecom Technology Corp	709
3,198	*	Affymax, Inc	86
92,912	e*	Amylin Pharmaceuticals, Inc	3,824
54,636	*	Applera Corp (Celera Genomics Group)	677
40,510	e*	Ariad Pharmaceuticals, Inc	222
7,981	e	CDI Corp	257
269,226	e*	Celgene Corp	15,435
8,356	e*	Cornell Cos, Inc	205
29,357	e	Corporate Executive Board Co	1,906

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
8,400	e*	CRA International, Inc	$405
41,854	e*	CV Therapeutics, Inc	553
20,365		Diamond Management & Technology Consultants, Inc	269
35,921	e*	eResearch Technology, Inc	342
65,374	e*	Exelixis, Inc	791
11,236	*	Exponent, Inc	251
62,325	e	Fluor Corp	6,941
36,978	e*	Gen-Probe, Inc	2,234
15,327	*	Greenfield Online, Inc	244
31,752	*	Harris Interactive, Inc	170
67,023	e*	Hewitt Associates, Inc (Class A)	2,145
13,227	e*	Huron Consulting Group, Inc	966
60,816	e*	Incyte Corp	365
28,775	e*	Infrasource Services, Inc	1,067
58,586	e*	Isis Pharmaceuticals, Inc	567
84,227	e*	Jacobs Engineering Group, Inc	4,844
119,883	*	KBR, Inc	3,144
8,794	e*	Kendle International, Inc	323
29,364	e*	Kosan Biosciences, Inc	153
6,175	e	Landauer, Inc	304
17,070	e*	LECG Corp	258
26,264	e*	Lifecell Corp	802
22,750	e*	Luminex Corp	280
15,124		MAXIMUS, Inc	656
16,427	e*	Maxygen, Inc	141
77,540	*	McDermott International, Inc	6,445
5,139	e*	Michael Baker Corp	191
163,736	e	Moody's Corp	10,184
7,000	e*	MTC Technologies, Inc	172
31,449	e*	Myriad Genetics, Inc	1,170
40,786	e*	Navigant Consulting, Inc	757
22,856	e*	Neurogen Corp	152
24,067	*	Omnicell, Inc	500
239,692		Paychex, Inc	9,377
14,301	e*	PharmaNet Development Group, Inc	456
110,430	e	Quest Diagnostics, Inc	5,704
20,942	e*	Regeneration Technologies, Inc	236
44,788	e*	Regeneron Pharmaceuticals, Inc	803
97,295	e*	Rentech, Inc	252
32,857	e*	Resources Connection, Inc	1,090
17,806	e*	Rigel Pharmaceuticals, Inc	159
68,000	e*	SAIC, Inc	1,229
36,415	e*	Savient Pharmaceuticals, Inc	452
29,620	*	Seattle Genetics, Inc	291
21,388	e*	Senomyx, Inc	289
56,724	e*	Shaw Group, Inc	2,626
5,857	*	Stanley, Inc	103
24,068	e*	Symyx Technologies, Inc	277
7,624	e*	Tejon Ranch Co	337
35,223	e*	Telik, Inc	119
38,899	e*	Tetra Tech, Inc	838
36,325	*	URS Corp	1,764
21,511	e*	Verenium Corp	109
22,525	e*	Washington Group International, Inc	1,802
30,194	e	Watson Wyatt & Co Holdings (Class A)	1,524
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	101,692

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
40,288	e*	Home Solutions of America, Inc	$241
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	241

FABRICATED METAL PRODUCTS - 0.53%
23,634	e*	Alliant Techsystems, Inc	2,343
6,162	e	Ameron International Corp	556
53,416	e	Aptargroup, Inc	1,899
75,368		Ball Corp	4,007
8,848	*	Chart Industries, Inc	252
11,232	e	CIRCOR International, Inc	454
84,663	e	Commercial Metals Co	2,859
13,231	e*	Commercial Vehicle Group, Inc	246
2,198	e	Compx International, Inc	41
38,427		Crane Co	1,747
115,778	*	Crown Holdings, Inc	2,891
8,340	e	Dynamic Materials Corp	313
20,133	e*	Griffon Corp	438
9,089	e	Gulf Island Fabrication, Inc	315
353,105	e	Illinois Tool Works, Inc	19,135
10,094	e	Insteel Industries, Inc	182
9,968	e*	Ladish Co, Inc	429
8,117	e	Lifetime Brands, Inc	166
25,129	e*	Mobile Mini, Inc	734
80,964	e	Mueller Water Products, Inc (Class A)	1,381
15,669	e*	NCI Building Systems, Inc	773
81,901		Parker Hannifin Corp	8,019
5,880	e*	Park-Ohio Holdings Corp	161
71,324	e	Pentair, Inc	2,751
7,218	*	PGT, Inc	79
17,440		Silgan Holdings, Inc	964
26,264	e	Simpson Manufacturing Co, Inc	886
20,492	e*	Smith & Wesson Holding Corp	343
41,032		Snap-On, Inc	2,073
59,613	e	Stanley Works	3,619
16,048	e*	Sturm Ruger & Co, Inc	249
5,286	e	Sun Hydraulics Corp	260
44,785	e*	Taser International, Inc	625
9,351	*	Trimas Corp	113
13,461	e	Valmont Industries, Inc	979
23,144	e	Watts Water Technologies, Inc (Class A)	867
		TOTAL FABRICATED METAL PRODUCTS	63,149

FOOD AND KINDRED PRODUCTS - 3.08%
14,670	e*	Altus Pharmaceuticals, Inc	169
4,618	*	American Dairy, Inc	86
537,118		Anheuser-Busch Cos, Inc	28,016
461,262		Archer Daniels Midland Co	15,263
6,482	e*	Boston Beer Co, Inc (Class A)	255
82,449		Bunge Ltd	6,967
163,485		Campbell Soup Co	6,345
4,202		Coca-Cola Bottling Co Consolidated	211
1,600,057	e	Coca-Cola Co	83,699
226,312	e	Coca-Cola Enterprises, Inc	5,431
352,153	e	ConAgra Foods, Inc	9,459

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
135,742	e*	Constellation Brands, Inc (Class A)	$3,296
52,685	e	Corn Products International, Inc	2,395
56,731	e*	Darling International, Inc	519
142,789	e	Del Monte Foods Co	1,736
5,320	e	Farmer Bros Co	120
36,792		Flowers Foods, Inc	1,227
244,758		General Mills, Inc	14,299
229,611		H.J. Heinz Co	10,900
45,520	e*	Hansen Natural Corp	1,956
119,038		Hershey Co	6,026
53,755		Hormel Foods Corp	2,008
8,158	e	Imperial Sugar Co	251
9,626		J&J Snack Foods Corp	363
39,921		J.M. Smucker Co	2,541
15,444	e*	Jones Soda Co	217
166,943		Kellogg Co	8,646
1,133,920	e	Kraft Foods, Inc (Class A)	39,971
15,961	e	Lancaster Colony Corp	669
20,449	e	Lance, Inc	482
8,556	e*	M&F Worldwide Corp	570
96,193		McCormick & Co, Inc	3,673
6,584	e	MGP Ingredients, Inc	111
38,603		Molson Coors Brewing Co (Class B)	3,569
5,604	e	National Beverage Corp	64
9,395	e*	Peet's Coffee & Tea, Inc	231
99,580	e	Pepsi Bottling Group, Inc	3,354
41,694		PepsiAmericas, Inc	1,024
1,151,557		PepsiCo, Inc	74,678
24,523	e*	Performance Food Group Co	797
20,114	e*	Ralcorp Holdings, Inc	1,075
15,246	e	Reddy Ice Holdings, Inc	435
12,303	e	Sanderson Farms, Inc	554
519,533		Sara Lee Corp	9,040
77,264	e*	Smithfield Foods, Inc	2,379
2,988	*	Synutra International, Inc	61
26,158	e	Tootsie Roll Industries, Inc	725
24,314	e	Topps Co, Inc	256
20,712	e*	TreeHouse Foods, Inc	551
167,821	e	Tyson Foods, Inc (Class A)	3,867
169,417	e	Wrigley (Wm.) Jr Co	9,370
		TOTAL FOOD AND KINDRED PRODUCTS	369,907

FOOD STORES - 0.34%
837	e	Arden Group, Inc (Class A)	114
13,762	e*	Great Atlantic & Pacific Tea Co, Inc	462
8,163	e	Ingles Markets, Inc (Class A)	281
501,888		Kroger Co	14,118
20,111	e*	Panera Bread Co (Class A)	926
16,292	e*	Pantry, Inc	751
27,069	e*	Pathmark Stores, Inc	351
26,048	e	Ruddick Corp	785
312,249	e	Safeway, Inc	10,626
149,082		Supervalu, Inc	6,905
2,326	e	Village Super Market (Class A)	111
6,734	e	Weis Markets, Inc	273
99,875	e	Whole Foods Market, Inc	3,825

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
19,665	*	Wild Oats Markets, Inc	$330
21,903	*	Winn-Dixie Stores, Inc	642
		TOTAL FOOD STORES	40,500

FORESTRY - 0.12%
56,228	e	Rayonier, Inc	2,538
152,688		Weyerhaeuser Co	12,052
		TOTAL FORESTRY	14,590

FURNITURE AND FIXTURES - 0.32%
9,280	e	Cal-Maine Foods, Inc	152
18,783	e	Ethan Allen Interiors, Inc	643
34,198	e	Furniture Brands International, Inc	486
44,896		Herman Miller, Inc	1,419
43,616		Hillenbrand Industries, Inc	2,835
33,809	e	HNI Corp	1,386
7,413	e	Hooker Furniture Corp	166
38,561	e	Interface, Inc (Class A)	727
139,524		Johnson Controls, Inc	16,153
18,600		Kimball International, Inc (Class B)	261
36,828	e	La-Z-Boy, Inc	422
124,980	e	Leggett & Platt, Inc	2,756
267,097	e	Masco Corp	7,604
28,667	e	Sealy Corp	474
39,114	e*	Select Comfort Corp	634
50,500	e	Tempur-Pedic International, Inc	1,308
21,020	e*	Williams Scotsman International, Inc	500
		TOTAL FURNITURE AND FIXTURES	37,926

FURNITURE AND HOMEFURNISHINGS STORES - 0.19%
195,827	*	Bed Bath & Beyond, Inc	7,048
121,037	e	Circuit City Stores, Inc	1,825
103,816	e*	GameStop Corp (Class A)	4,059
21,760	e*	Guitar Center, Inc	1,302
16,062	e	Haverty Furniture Cos, Inc	187
31,963		Knoll, Inc	716
37,412	e*	Mohawk Industries, Inc	3,771
64,355	e	Pier 1 Imports, Inc	546
58,232	e	Steelcase, Inc (Class A)	1,077
21,617	e	Tuesday Morning Corp	267
64,234	e	Williams-Sonoma, Inc	2,029
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	22,827

GENERAL BUILDING CONTRACTORS - 0.25%
1,271	e	Amrep Corp	60
3,890	e*	Avatar Holdings, Inc	299
27,719	e	Beazer Homes USA, Inc	684
7,978	e	Brookfield Homes Corp	232
84,992	e	Centex Corp	3,408
221,862	e	DR Horton, Inc	4,422
26,548	e*	Hovnanian Enterprises, Inc (Class A)	439
54,387	e	KB Home	2,141
96,790	e	Lennar Corp (Class A)	3,539
9,603	e	M/I Homes, Inc	255
17,708	e	McGrath RentCorp	597
24,302	e	MDC Holdings, Inc	1,175

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,766	e*	Meritage Homes Corp	$449
3,299	e*	NVR, Inc	2,243
11,355	e*	Palm Harbor Homes, Inc	161
18,779	e*	Perini Corp	1,155
149,622	e	Pulte Homes, Inc	3,359
30,806	e	Ryland Group, Inc	1,151
45,800	e	Standard-Pacific Corp	803
4,378	e*	Team, Inc	197
89,281	e*	Toll Brothers, Inc	2,230
37,809	e	Walter Industries, Inc	1,095
21,762	e*	WCI Communities, Inc	363
		TOTAL GENERAL BUILDING CONTRACTORS	30,457

GENERAL MERCHANDISE STORES - 1.59%
31,592	e*	99 Cents Only Stores	414
79,587	e*	Big Lots, Inc	2,341
46,090	*	BJ's Wholesale Club, Inc	1,661
7,308	e	Bon-Ton Stores, Inc	293
21,144	e*	Cabela's, Inc	468
35,721	e	Casey's General Stores, Inc	974
8,648	e*	Conn's, Inc	247
315,732	e	Costco Wholesale Corp	18,477
43,294	e	Dillard's, Inc (Class A)	1,556
222,045		Dollar General Corp	4,867
106,643	e	Family Dollar Stores, Inc	3,660
29,664	e	Fred's, Inc	397
159,672	e	JC Penney Co, Inc	11,557
324,597	e	Macy's, Inc	12,912
17,729	e*	Retail Ventures, Inc	286
99,401	e	Saks, Inc	2,122
17,973	e	Stein Mart, Inc	220
604,665	e	Target Corp	38,457
321,388	e	TJX Cos, Inc	8,838
1,704,573		Wal-Mart Stores, Inc	82,007
		TOTAL GENERAL MERCHANDISE STORES	191,754

HEALTH SERVICES - 1.31%
18,580	e*	Alliance Imaging, Inc	174
18,220	e*	Amedisys, Inc	662
8,641	e*	American Dental Partners, Inc	224
135,181		AmerisourceBergen Corp	6,687
22,231	e*	Amsurg Corp	537
31,771	e*	Apria Healthcare Group, Inc	914
42,918	e*	Assisted Living Concepts, Inc (A Shares)	457
7,094	e*	Bio-Reference Labs, Inc	194
15,794	e	Brookdale Senior Living, Inc	720
203,564		Cigna Corp	10,630
69,024	e*	Community Health Systems, Inc	2,792
6,016	e*	Corvel Corp	157
38,604	e*	Covance, Inc	2,647
110,607	e*	Coventry Health Care, Inc	6,376
22,090	e*	Cross Country Healthcare, Inc	368
16,323	e*	CryoLife, Inc	212
74,364	e*	DaVita, Inc	4,007
44,798	e*	Edwards Lifesciences Corp	2,210
8,598	e*	eHealth, Inc	164

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
3,311	e*	Emeritus Corp	$103
18,855	e*	Enzo Biochem, Inc	282
164,380	*	Express Scripts, Inc	8,221
14,431	*	Genesis HealthCare Corp	987
8,923	e*	Genomic Health, Inc	168
18,949	e*	Gentiva Health Services, Inc	380
176,006	e	Health Management Associates, Inc (Class A)	1,999
44,500	*	Healthsouth Corp	806
24,588	e*	Healthways, Inc	1,165
18,980	e*	Hythiam, Inc	164
40,949	*	Immunomedics, Inc	170
21,589	*	Kindred Healthcare, Inc	663
83,142	e*	Laboratory Corp of America Holdings	6,507
14,843	e	LCA-Vision, Inc	701
8,098	e*	LHC Group, Inc	212
39,831	e*	LifePoint Hospitals, Inc	1,541
59,405	*	Lincare Holdings, Inc	2,367
24,894	e*	Magellan Health Services, Inc	1,157
51,746	e	Manor Care, Inc	3,379
13,215	e*	Matria Healthcare, Inc	400
210,008		McKesson Corp	12,525
6,947	e*	Medcath Corp	221
198,020	*	Medco Health Solutions, Inc	15,444
4,992	e	National Healthcare Corp	258
65,248	e*	Nektar Therapeutics	619
15,155	e*	Nighthawk Radiology Holdings, Inc	274
25,907	e*	Odyssey HealthCare, Inc	307
85,615	e	Omnicare, Inc	3,087
19,390	e	Option Care, Inc	299
34,263	*	Pediatrix Medical Group, Inc	1,890
73,265	e	Pharmaceutical Product Development, Inc	2,804
38,523	e*	Psychiatric Solutions, Inc	1,397
7,616	e*	Radiation Therapy Services, Inc	201
12,730	e*	RehabCare Group, Inc	181
38,163	*	Sierra Health Services, Inc	1,587
15,881	e*	Skilled Healthcare Group, Inc (Class A)	246
16,786	e*	Stereotaxis, Inc	219
30,632	e*	Sun Healthcare Group, Inc	444
31,480	e*	Sunrise Senior Living, Inc	1,259
15,543	*	Symbion, Inc	337
334,984	e*	Tenet Healthcare Corp	2,181
63,028	*	Triad Hospitals, Inc	3,388
32,048		Universal Health Services, Inc (Class B)	1,971
433,791	*	WellPoint, Inc	34,630
		TOTAL HEALTH SERVICES	157,273

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.06%
3,709	e*	Comverge, Inc	115
49,821	*	Foster Wheeler Ltd	5,330
25,688	e	Granite Construction, Inc	1,649
17,122	*	Matrix Service Co	425
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	7,519

HOLDING AND OTHER INVESTMENT OFFICES - 2.53%
23,371	e	Acadia Realty Trust	606
21,553	e*	Affiliated Managers Group, Inc	2,775

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
30,269	e*	Affordable Residential Communities LP	$358
5,860	e	Agree Realty Corp	183
39,669	e	Alesco Financial, Inc	323
1,423	e*	Alexander's, Inc	575
21,174	e	Alexandria Real Estate Equities, Inc	2,050
109,067	e	Allied Capital Corp	3,377
70,448	e	AMB Property Corp	3,749
16,528	e	American Campus Communities, Inc	468
101,231	e	American Financial Realty Trust	1,045
35,107	e	American Home Mortgage Investment Corp	645
12,511	e*	Ampal American Israel (Class A)	74
187,331	e	Annaly Mortgage Management, Inc	2,701
40,991	e	Anthracite Capital, Inc	480
38,245		Anworth Mortgage Asset Corp	346
69,146	e	Apartment Investment & Management Co (Class A)	3,486
70,905	e	Apollo Investment Corp	1,526
8,687	e	Arbor Realty Trust, Inc	224
156,662	e	Archstone-Smith Trust	9,260
76,924	e	Ashford Hospitality Trust, Inc	905
10,813	e	Associated Estates Realty Corp	169
56,325		AvalonBay Communities, Inc	6,696
46,986		BioMed Realty Trust, Inc	1,180
72,439		Boston Properties, Inc	7,398
61,655	e	Brandywine Realty Trust	1,762
37,240	e	BRE Properties, Inc (Class A)	2,208
4,999	e	BRT Realty Trust	130
40,240	e	Camden Property Trust	2,695
30,528	e	Capital Lease Funding, Inc	328
2,167	e	Capital Southwest Corp	338
8,296	e	Capital Trust, Inc (Class A)	283
46,296	e	CBL & Associates Properties, Inc	1,669
20,960	e	CBRE Realty Finance, Inc	249
31,340	e	Cedar Shopping Centers, Inc	450
5,581	e	Cherokee, Inc	204
32,771		Colonial Properties Trust	1,195
14,638	e	Compass Diversified Trust	261
28,732	e	Corporate Office Properties Trust	1,178
28,724		Cousins Properties, Inc	833
56,150	e	Crescent Real Estate Equities Co	1,260
17,561	e	Crystal River Capital, Inc	426
123,500	e	DCT Industrial Trust, Inc	1,329
36,580	e	Deerfield Triarc Capital Corp	535
88,008	e	Developers Diversified Realty Corp	4,639
63,663	e	DiamondRock Hospitality Co	1,215
37,521	e	Digital Realty Trust, Inc	1,414
70,934	e	Douglas Emmett, Inc	1,755
99,425		Duke Realty Corp	3,546
15,783	e	EastGroup Properties, Inc	692
18,827	e	Education Realty Trust, Inc	264
16,159	e*	Energy Infrastructure Acquisition Corp	158
19,856	e	Entertainment Properties Trust	1,068
42,886	e	Equity Inns, Inc	961
15,082	e	Equity Lifestyle Properties, Inc	787
26,061	e	Equity One, Inc	666
205,608	e	Equity Residential	9,382
17,086	e	Essex Property Trust, Inc	1,987

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
45,371	e	Extra Space Storage, Inc	$749
39,843	e	Federal Realty Investment Trust	3,078
48,174	e	FelCor Lodging Trust, Inc	1,254
32,972	e	First Industrial Realty Trust, Inc	1,278
16,992	e	First Potomac Realty Trust	396
41,850	e	Franklin Street Properties Corp	692
106,628	e	Friedman Billings Ramsey Group, Inc (Class A)	582
153,090	e	General Growth Properties, Inc	8,106
11,498	e	Getty Realty Corp	302
7,828	e	Gladstone Capital Corp	168
26,916	e	Glimcher Realty Trust	673
27,800	e	GMH Communities Trust	269
12,400	e	Gramercy Capital Corp	341
146,608		Health Care Property Investors, Inc	4,241
54,454		Health Care REIT, Inc	2,198
34,672	e	Healthcare Realty Trust, Inc	963
28,508	e	Hersha Hospitality Trust	337
11,539	e*	HFF, Inc (Class A)	179
41,626	e	Highland Hospitality Corp	799
41,242	e	Highwoods Properties, Inc	1,547
27,131		Home Properties, Inc	1,409
66,278	e	Hospitality Properties Trust	2,750
368,977	e	Host Marriott Corp	8,531
150,177	e	HRPT Properties Trust	1,562
56,391	e	IMPAC Mortgage Holdings, Inc	260
48,741	e	Inland Real Estate Corp	828
33,769	e	Innkeepers U.S.A. Trust	599
32,947		Investors Real Estate Trust	340
292,550	e	iShares Russell 3000 Index Fund	25,461
90,509		iStar Financial, Inc	4,012
36,609	e*	Jamba, Inc	335
18,553	e	JER Investors Trust, Inc	278
24,426	e	Kilroy Realty Corp	1,730
151,738	e	Kimco Realty Corp	5,777
20,224	e	Kite Realty Group Trust	385
29,268	e	LaSalle Hotel Properties	1,271
51,795		Lexington Corporate Properties Trust	1,077
64,945	e	Liberty Property Trust	2,853
17,555		LTC Properties, Inc	399
31,753	e	Luminent Mortgage Capital, Inc	320
50,605	e	Macerich Co	4,171
49,047	e	Mack-Cali Realty Corp	2,133
29,713		Maguire Properties, Inc	1,020
36,111	e	Medical Properties Trust, Inc	478
61,319		MFA Mortgage Investments, Inc	446
20,324		Mid-America Apartment Communities, Inc	1,067
14,218	e	Mission West Properties, Inc	198
17,411		MVC Capital, Inc	328
18,515	e	National Health Investors, Inc	587
44,859		National Retail Properties, Inc	981
62,894		Nationwide Health Properties, Inc	1,711
29,156	e	Newcastle Investment Corp	731
29,330	e*	NexCen Brands, Inc	327
42,485	e	NorthStar Realty Finance Corp	531
28,455	e	Novastar Financial, Inc	199
47,487	e	Omega Healthcare Investors, Inc	752

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
11,623	e	Parkway Properties, Inc	$558
13,973	e	PennantPark Investment Corp	196
23,126		Pennsylvania Real Estate Investment Trust	1,025
124,866		Plum Creek Timber Co, Inc	5,202
32,866	e	Post Properties, Inc	1,713
29,592	e	Potlatch Corp	1,274
179,182	e	Prologis	10,195
14,058		Prospect Capital Corp	246
11,782	e	PS Business Parks, Inc	747
88,541		Public Storage, Inc	6,802
11,317	e*	Quadra Realty Trust, Inc	142
44,670	e	RAIT Investment Trust	1,162
11,548	e	Ramco-Gershenson Properties	415
71,615		Realty Income Corp	1,804
15,584		Redwood Trust, Inc	754
49,074	e	Regency Centers Corp	3,460
17,800	e	Republic Property Trust	218
15,662	e	Resource Capital Corp	219
8,737		Saul Centers, Inc	396
59,087	e	Senior Housing Properties Trust	1,202
155,845	e	Simon Property Group, Inc	14,500
42,555	e	SL Green Realty Corp	5,272
14,582		Sovran Self Storage, Inc	702
65,000	e	SPDR Trust Series 1	9,778
80,767	e	Spirit Finance Corp	1,176
13,165	e*	Star Maritime Acquisition Corp	161
55,726	e	Strategic Hotels & Resorts, Inc	1,253
12,790		Sun Communities, Inc	381
44,687	e	Sunstone Hotel Investors, Inc	1,269
22,030	e	Tanger Factory Outlet Centers, Inc	825
11,598	e*	Tarragon Corp	98
40,122	e	Taubman Centers, Inc	1,990
17,782	e*	TFS Financial Corp	205
85,349		Thornburg Mortgage, Inc	2,234
100,110	e	UDR, Inc	2,633
10,285	e	Universal Health Realty Income Trust	343
19,529	e	Urstadt Biddle Properties, Inc (Class A)	332
33,533	e	U-Store-It Trust	550
94,158		Ventas, Inc	3,413
206,994	e	Virgin Media, Inc	5,044
94,821	e	Vornado Realty Trust	10,415
33,112	e	Washington Real Estate Investment Trust	1,126
55,000	e	Weingarten Realty Investors	2,261
18,615	*	Winston Hotels, Inc	279
36,561		Winthrop Realty Trust	253
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	304,678

HOTELS AND OTHER LODGING PLACES - 0.52%
18,496	e	Ameristar Casinos, Inc	643
15,345	e*	Bluegreen Corp	179
33,369	e	Boyd Gaming Corp	1,641
26,796	e	Choice Hotels International, Inc	1,059
29,868	e*	Gaylord Entertainment Co	1,602
21,853	e*	Great Wolf Resorts, Inc	311
275,395		Hilton Hotels Corp	9,218
9,907	e*	Isle of Capri Casinos, Inc	237

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
73,773	e*	Las Vegas Sands Corp	$5,636
14,595	*	Lodgian, Inc	219
14,891	e	Marcus Corp	354
232,670	e	Marriott International, Inc (Class A)	10,061
83,621	*	MGM Mirage	6,897
8,692	e*	Monarch Casino & Resort, Inc	233
14,393	e*	Morgans Hotel Group Co	351
25,324	e	Orient-Express Hotels Ltd (Class A)	1,352
10,185	e*	Riviera Holdings Corp	370
152,023		Starwood Hotels & Resorts Worldwide, Inc	10,196
31,171	e	Station Casinos, Inc	2,706
19,819	e*	Trump Entertainment Resorts, Inc	249
22,214	e*	Vail Resorts, Inc	1,352
128,944	e*	Wyndham Worldwide Corp	4,676
36,029	e	Wynn Resorts Ltd	3,232
		TOTAL HOTELS AND OTHER LODGING PLACES	62,774

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.85%
5,902	e	Aaon, Inc	188
19,907	e	Actuant Corp (Class A)	1,255
64,792	*	AGCO Corp	2,813
18,980	e	Albany International Corp (Class A)	768
17,732	e*	Allis-Chalmers Energy, Inc	408
7,249	*	Altra Holdings, Inc	125
127,623		American Standard Cos, Inc	7,527
5,232	e	Ampco-Pittsburgh Corp	210
977,204	e	Applied Materials, Inc	19,417
13,287	e*	Astec Industries, Inc	561
14,997	e*	ASV, Inc	259
39,136	e*	Asyst Technologies, Inc	283
73,014	e*	Axcelis Technologies, Inc	474
46,678	e	Black & Decker Corp	4,122
11,587	e	Black Box Corp	479
27,159	e*	Blount International, Inc	355
34,939	e	Briggs & Stratton Corp	1,103
283,655	*	Brocade Communications Systems, Inc	2,218
52,087	e*	Brooks Automation, Inc	945
25,013	e	Bucyrus International, Inc (Class A)	1,770
43,791	e	Carlisle Cos, Inc	2,037
8,415	e	Cascade Corp	660
452,725	e	Caterpillar, Inc	35,448
41,328	e	CDW Corp	3,512
62,093	e*	Cirrus Logic, Inc	515
12,813	e*	Columbus McKinnon Corp	413
22,453	e*	Cray, Inc	171
73,659		Cummins, Inc	7,455
31,330	e	Curtiss-Wright Corp	1,460
25,436	e*	Cymer, Inc	1,023
160,416	e	Deere & Co	19,369
1,605,885	*	Dell, Inc	45,848
51,236	e	Diebold, Inc	2,675
54,806	e	Donaldson Co, Inc	1,948
144,465	e	Dover Corp	7,389
60,631	e*	Dresser-Rand Group, Inc	2,395
19,841	e*	Dril-Quip, Inc	892
39,428	e*	Electronics for Imaging, Inc	1,113

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
1,483,261	*	EMC Corp	$26,847
60,542	e*	Emulex Corp	1,322
10,817	*	ENGlobal Corp	131
15,889	e*	EnPro Industries, Inc	680
97,823	e*	Entegris, Inc	1,162
89,895	e*	Extreme Networks, Inc	364
6,494	e*	Flotek Industries, Inc	389
26,655	e*	Flow International Corp	336
40,195		Flowserve Corp	2,878
46,911	*	FMC Technologies, Inc	3,716
12,288	e*	Fuel Tech, Inc	421
37,362	*	Gardner Denver, Inc	1,590
202,596	e*	Gateway, Inc	322
10,307	e*	Gehl Co	313
7,272,957		General Electric Co	278,409
26,440	e*	Goodman Global, Inc	587
7,678	e	Gorman-Rupp Co	245
46,962	e	Graco, Inc	1,892
90,683	e*	Grant Prideco, Inc	4,881
7,778	e	Hardinge, Inc	265
1,892,096	e	Hewlett-Packard Co	84,425
3,857	e*	Hurco Cos, Inc	193
56,272		IDEX Corp	2,169
18,659	e*	Immersion Corp	279
195,426		Ingersoll-Rand Co Ltd (Class A)	10,713
39,372	e*	Intermec, Inc	996
1,049,696		International Business Machines Corp	110,480
235,140		International Game Technology	9,335
14,156	e*	Intevac, Inc	301
5,817	e*	Isilon Systems, Inc	90
129,647	e	Jabil Circuit, Inc	2,861
76,748	e	Joy Global, Inc	4,477
9,545	e*	Kadant, Inc	298
21,080	e	Kaydon Corp	1,099
28,193		Kennametal, Inc	2,313
22,645	e*	Komag, Inc	722
40,500	*	Kulicke & Soffa Industries, Inc	424
95,530	*	Lam Research Corp	4,910
41,084	e	Lennox International, Inc	1,406
66,966	*	Lexmark International, Inc (Class A)	3,302
7,700	e	Lindsay Manufacturing Co	341
10,534	e	Lufkin Industries, Inc	680
43,929	e	Manitowoc Co, Inc	3,531
26,959	e*	Micros Systems, Inc	1,467
9,480	e*	Middleby Corp	567
24,902		Modine Manufacturing Co	563
3,910	e	Nacco Industries, Inc (Class A)	608
12,415	e*	NATCO Group, Inc (Class A)	572
24,403	e*	Netgear, Inc	885
23,832	e	Nordson Corp	1,195
34,849	e*	Oil States International, Inc	1,441
86,870		Pall Corp	3,995
72,885	e	Palm, Inc	1,167
134,455	e*	Quantum Corp	426
25,143	e*	Rackable Systems, Inc	311
14,719	e*	RBC Bearings, Inc	607

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
7,282	e*	Rimage Corp	$230
13,878	e*	Riverbed Technology, Inc	608
9,992		Robbins & Myers, Inc	531
111,505		Rockwell Automation, Inc	7,743
85,950	e*	Safeguard Scientifics, Inc	241
161,340	*	SanDisk Corp	7,896
6,258	e	Sauer-Danfoss, Inc	186
19,852	e*	Scansource, Inc	635
45,874	e*	Scientific Games Corp (Class A)	1,603
384,205		Seagate Technology, Inc	8,364
86,617	m,v*	Seagate Technology, Inc	-	^
15,689	e*	Semitool, Inc	151
16,564	e*	Sigma Designs, Inc	432
631,764	e*	Solectron Corp	2,325
44,258	e*	SourceForge, Inc	187
40,255		SPX Corp	3,535
8,469		Standex International Corp	241
22,478	e*	STEC, Inc	145
6,704	e*	Super Micro Computer, Inc	67
3,935	*	T-3 Energy Services, Inc	132
10,545	e*	Tecumseh Products Co (Class A)	166
11,200	e	Tennant Co	409
72,830	*	Terex Corp	5,921
62,888		Timken Co	2,271
28,407	e	Toro Co	1,673
14,313	*	TurboChef Technologies, Inc	199
3,252	e	Twin Disc, Inc	234
18,851	e*	Ultratech, Inc	251
92,020	e*	Varian Medical Systems, Inc	3,912
43,796	e*	VeriFone Holdings, Inc	1,544
16,186	e	Watsco, Inc	880
156,881	e*	Western Digital Corp	3,036
20,169	e	Woodward Governor Co	1,082
48,810	e*	Zebra Technologies Corp (Class A)	1,891
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	824,223

INSTRUMENTS AND RELATED PRODUCTS - 4.22%
15,924	e*	Abaxis, Inc	332
16,958	e*	Abiomed, Inc	183
11,700	*	Accuray, Inc	260
42,253	e*	Advanced Medical Optics, Inc	1,474
48,446	e*	Affymetrix, Inc	1,206
285,439	*	Agilent Technologies, Inc	10,972
42,246	e*	Align Technology, Inc	1,021
219,578	e	Allergan, Inc	12,656
51,214	e*	American Medical Systems Holdings, Inc	924
6,336	e*	American Science & Engineering, Inc	360
11,392		Analogic Corp	837
14,600	e*	Anaren, Inc	257
15,144	e*	Angiodynamics, Inc	273
130,885		Applera Corp (Applied Biosystems Group)	3,997
7,835	e*	Argon ST, Inc	182
21,305	*	Armor Holdings, Inc	1,851
17,738	e	Arrow International, Inc	679
18,626	e*	Arthrocare Corp	818
11,116	e*	Aspect Medical Systems, Inc	166

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,964	e	Badger Meter, Inc	$282
76,073	e	Bard (C.R.), Inc	6,286
38,459	e	Bausch & Lomb, Inc	2,671
460,594		Baxter International, Inc	25,950
44,153		Beckman Coulter, Inc	2,856
177,274	e	Becton Dickinson & Co	13,207
176,848	e	Biomet, Inc	8,085
12,755	e*	Bio-Rad Laboratories, Inc (Class A)	964
11,400	*	Biosite, Inc	1,054
911,444	*	Boston Scientific Corp	13,982
46,048	e*	Bruker BioSciences Corp	415
8,219	e*	Cantel Medical Corp	140
39,114	e*	Cepheid, Inc	571
21,088	e*	Coherent, Inc	643
15,857	e	Cohu, Inc	353
22,053	e*	Conmed Corp	646
31,515	e	Cooper Cos, Inc	1,680
70,483	e*	Credence Systems Corp	254
9,576	e*	Cutera, Inc	239
14,634	e*	Cyberonics, Inc	246
5,493	*	Cynosure, Inc (Class A)	200
174,221	e	Danaher Corp	13,154
9,120		Datascope Corp	349
113,641		Dentsply International, Inc	4,348
15,633	e*	Dionex Corp	1,110
17,084	e*	DJ Orthopedics, Inc	705
28,799	e	DRS Technologies, Inc	1,649
8,652	e*	Eagle Test Systems, Inc	139
203,504	e	Eastman Kodak Co	5,664
13,856	e	EDO Corp	455
562,162		Emerson Electric Co	26,309
19,238	e*	ESCO Technologies, Inc	698
18,700	e*	Esterline Technologies Corp	903
11,693	e*	ev3, Inc	197
7,765	*	Excel Technology, Inc	217
10,521	e*	FARO Technologies, Inc	335
24,915	e*	FEI Co	809
46,951	e*	Flir Systems, Inc	2,171
34,873	e*	Formfactor, Inc	1,336
30,712	e*	Fossil, Inc	906
13,416	e*	Foxhollow Technologies, Inc	285
19,314	e*	Haemonetics Corp	1,016
38,347	e*	Hologic, Inc	2,121
9,395	e*	ICU Medical, Inc	403
13,461	e*	I-Flow Corp	225
16,744	e*	II-VI, Inc	455
38,965	e*	Illumina, Inc	1,582
52,711	e*	Input/Output, Inc	823
5,270	e*	Insulet Corp	75
14,613	e*	Integra LifeSciences Holdings Corp	722
26,669	e*	Intuitive Surgical, Inc	3,701
22,994	e	Invacare Corp	421
17,103	e*	Ionatron, Inc	67
21,241	e*	Itron, Inc	1,656
30,992	e*	Ixia	287
2,047,663		Johnson & Johnson	126,177

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
8,260	e*	Kensey Nash Corp	$221
135,487	e	Kla-Tencor Corp	7,445
33,909	e*	Kyphon, Inc	1,633
41,961	e*	L-1 Identity Solutions, Inc	858
49,063	e*	LTX Corp	273
9,778	e*	Measurement Specialties, Inc	232
9,627	e*	Medical Action Industries, Inc	174
812,369	e	Medtronic, Inc	42,129
27,576	e	Mentor Corp	1,122
18,330	*	Merit Medical Systems, Inc	219
26,843	*	Mettler-Toledo International, Inc	2,564
10,806	e*	Micrus Endovascular Corp	266
38,216	e*	Millipore Corp	2,870
22,060	e	Mine Safety Appliances Co	965
35,548	e*	MKS Instruments, Inc	985
12,667	e	Movado Group, Inc	427
13,932	e	MTS Systems Corp	622
39,105	e	National Instruments Corp	1,274
13,063	e*	Natus Medical, Inc	208
27,910	e*	Newport Corp	432
13,692	e*	Northstar Neuroscience, Inc	159
23,547	e*	NuVasive, Inc	636
14,324	e*	NxStage Medical, Inc	185
16,400	e	Oakley, Inc	466
11,676	e*	Orthofix International NV	525
2,713	e*	OYO Geospace Corp	201
12,302	e*	Palomar Medical Technologies, Inc	427
85,092	e	PerkinElmer, Inc	2,217
163,250	e	Pitney Bowes, Inc	7,643
17,140	e	PolyMedica Corp	700
56,088	e*	Resmed, Inc	2,314
51,817	*	Respironics, Inc	2,207
118,375		Rockwell Collins, Inc	8,362
10,882	e*	Rofin-Sinar Technologies, Inc	751
62,447	e	Roper Industries, Inc	3,566
20,900	e*	Rudolph Technologies, Inc	347
37,475	e*	Sirf Technology Holdings, Inc	777
11,900	e*	Sirona Dental Systems, Inc	450
18,952	e*	Sonic Innovations, Inc	166
16,954	e*	Sonic Solutions, Inc	214
11,650	e*	SonoSite, Inc	366
21,581	e*	Spectranetics Corp	249
239,147	*	St. Jude Medical, Inc	9,922
49,670	e	STERIS Corp	1,520
219,488	e	Stryker Corp	13,847
24,549	e*	Symmetry Medical, Inc	393
27,552	*	Techne Corp	1,576
55,765		Tektronix, Inc	1,882
25,935	e*	Teledyne Technologies, Inc	1,192
134,076	e*	Teradyne, Inc	2,357
298,225	e*	Thermo Electron Corp	15,424
37,720	e*	Thoratec Corp	694
84,208	e*	Trimble Navigation Ltd	2,711
7,539	e	United Industrial Corp	452
23,832	e*	Varian, Inc	1,307
20,673	e*	Veeco Instruments, Inc	429

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
21,331	e*	Ventana Medical Systems, Inc	$1,648
11,927	e*	Vital Images, Inc	324
7,691		Vital Signs, Inc	427
40,285	e*	Vivus, Inc	211
16,979	e*	Volcano Corp	343
71,444	*	Waters Corp	4,241
24,247	e*	Wright Medical Group, Inc	585
662,689	*	Xerox Corp	12,246
20,207	e*	X-Rite, Inc	298
169,570	*	Zimmer Holdings, Inc	14,395
11,924	e*	Zoll Medical Corp	266
12,959	*	Zygo Corp	185
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	507,364

INSURANCE AGENTS, BROKERS AND SERVICE - 0.45%
207,580	e	AON Corp	8,845
83,749	e	Brown & Brown, Inc	2,105
14,025	e	Crawford & Co (Class B)	95
71,396	e	Gallagher (Arthur J.) & Co	1,990
223,875		Hartford Financial Services Group, Inc	22,054
27,850	e	Hilb Rogal & Hobbs Co	1,194
6,308	e	James River Group, Inc	210
392,806	e	Marsh & McLennan Cos, Inc	12,130
28,892	e	National Financial Partners Corp	1,338
4,573	e*	United America Indemnity Ltd (Class A)	114
6,431		White Mountains Insurance Group Ltd	3,897
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	53,972

INSURANCE CARRIERS - 4.82%
21,838	e	21st Century Insurance Group	477
5,584	e*	ACA Capital Holdings, Inc	66
232,287	e	ACE Ltd	14,523
362,226		Aetna, Inc	17,894
345,729	e	Aflac, Inc	17,770
21,901	e	Alfa Corp	341
3,604	e*	Alleghany Corp	1,465
42,741	e	Allied World Assurance Holdings Ltd	2,190
429,404	e	Allstate Corp	26,413
72,280		Ambac Financial Group, Inc	6,302
39,900	e	American Equity Investment Life Holding Co	482
63,573		American Financial Group, Inc	2,171
1,584,501		American International Group, Inc	110,963
11,112		American National Insurance Co	1,696
8,194	e*	American Physicians Capital, Inc	332
37,965	e*	AMERIGROUP Corp	903
13,065	*	Amerisafe, Inc	256
17,807	e	Amtrust Financial Services, Inc	335
35,944	e*	Arch Capital Group Ltd	2,607
22,573	e	Argonaut Group, Inc	704
58,959	e	Aspen Insurance Holdings Ltd	1,655
85,596	e	Assurant, Inc	5,043
47,954	e	Assured Guaranty Ltd	1,417
106,129	e	Axis Capital Holdings Ltd	4,314
4,897	e	Baldwin & Lyons, Inc (Class B)	127
11,795	e	Bristol West Holdings, Inc	264
5,529	e	Castlepoint Holdings Ltd	81

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
31,767	*	Centene Corp	$680
283,832		Chubb Corp	15,367
121,325		Cincinnati Financial Corp	5,265
24,979	*	Citizens, Inc	176
19,762	e	CNA Financial Corp	942
10,118	e*	CNA Surety Corp	191
39,862	e	Commerce Group, Inc	1,384
108,499	e*	Conseco, Inc	2,266
5,246	e*	Darwin Professional Underwriters, Inc	132
30,740	e	Delphi Financial Group, Inc (Class A)	1,285
9,364	e	Donegal Group, Inc (Class A)	139
4,503	e	EMC Insurance Group, Inc	112
41,600	e	Employers Holdings, Inc	884
39,380	e	Endurance Specialty Holdings Ltd	1,577
4,920	e*	Enstar Group Ltd	594
38,103		Erie Indemnity Co (Class A)	2,059
43,104	e	Everest Re Group Ltd	4,683
10,036		FBL Financial Group, Inc (Class A)	395
157,242	e	Fidelity National Title Group, Inc (Class A)	3,727
13,254	e*	First Acceptance Corp	135
68,320	e	First American Corp	3,382
8,814	*	First Mercury Financial Corp	185
10,047	e*	Flagstone Reinsurance Holdings Ltd	134
6,887	e*	Fpic Insurance Group, Inc	281
307,546		Genworth Financial, Inc (Class A)	10,580
6,247		Great American Financial Resources, Inc	151
6,240	*	Greenlight Capital Re Ltd (Class A)	141
38,385		Hanover Insurance Group, Inc	1,873
12,827	e	Harleysville Group, Inc	428
81,739	e	HCC Insurance Holdings, Inc	2,731
79,283	e*	Health Net, Inc	4,186
21,690	e*	HealthExtras, Inc	642
33,695	*	Healthspring, Inc	642
33,145	e	Horace Mann Educators Corp	704
118,769	e*	Humana, Inc	7,234
3,952	e	Independence Holding Co	81
16,217		Infinity Property & Casualty Corp	823
45,138	e	IPC Holdings Ltd	1,458
2,078		Kansas City Life Insurance Co	97
12,081	e	LandAmerica Financial Group, Inc	1,166
115,888	e	Leucadia National Corp	4,085
191,478		Lincoln National Corp	13,585
319,458	e	Loews Corp	16,286
7,360	*	Markel Corp	3,566
42,796	e	Max Re Capital Ltd	1,211
92,558	e	MBIA, Inc	5,759
18,349	e*	Meadowbrook Insurance Group, Inc	201
19,709		Mercury General Corp	1,086
333,375		Metlife, Inc	21,496
59,078	e	MGIC Investment Corp	3,359
8,179	e	Midland Co	384
8,801	e*	Molina Healthcare, Inc	269
79,211	e	Montpelier Re Holdings Ltd	1,469
11,286	e	National Interstate Corp	294
1,551	e	National Western Life Insurance Co (Class A)	392
36,646	e	Nationwide Financial Services, Inc (Class A)	2,317

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,235	*	Navigators Group, Inc	$498
4,145	e	NYMAGIC, Inc	167
20,098	e	Odyssey Re Holdings Corp	862
42,365		Ohio Casualty Corp	1,835
168,730		Old Republic International Corp	3,587
20,220		OneBeacon Insurance Group Ltd	512
37,106		PartnerRe Ltd	2,876
38,987	*	Philadelphia Consolidated Holding Co	1,630
79,793		Phoenix Cos, Inc	1,198
42,287		Platinum Underwriters Holdings Ltd	1,469
22,267	e*	PMA Capital Corp (Class A)	238
61,333	e	PMI Group, Inc	2,740
13,808		Presidential Life Corp	271
32,274	e*	Primus Guaranty Ltd	346
189,245		Principal Financial Group	11,031
24,172	e*	ProAssurance Corp	1,346
541,104	e	Progressive Corp	12,949
49,619		Protective Life Corp	2,372
327,418		Prudential Financial, Inc	31,835
41,920	e*	PXRE Group Ltd	194
56,697		Radian Group, Inc	3,062
12,774	*	RAM Holdings Ltd	201
21,524	e	Reinsurance Group Of America, Inc	1,297
49,901	e	RenaissanceRe Holdings Ltd	3,093
16,861	e	RLI Corp	943
74,162	e	Safeco Corp	4,617
10,157	e	Safety Insurance Group, Inc	420
47,210	e	Scottish Re Group Ltd	231
14,868	*	SeaBright Insurance Holdings, Inc	260
16,972	e	Security Capital Assurance Ltd	524
40,400	e	Selective Insurance Group, Inc	1,086
37,695		Stancorp Financial Group, Inc	1,978
9,480	e	State Auto Financial Corp	291
12,744	e	Stewart Information Services Corp	508
67,478	e	Torchmark Corp	4,521
14,216	e	Tower Group, Inc	453
19,325		Transatlantic Holdings, Inc	1,375
481,007		Travelers Cos, Inc/The	25,734
8,107	e*	Triad Guaranty, Inc	324
14,738	e	United Fire & Casualty Co	521
947,362		UnitedHealth Group, Inc	48,448
34,889	e	Unitrin, Inc	1,716
27,267	e*	Universal American Financial Corp	580
242,307	e	UnumProvident Corp	6,327
120,400		W.R. Berkley Corp	3,918
26,375	e*	WellCare Health Plans, Inc	2,387
921		Wesco Financial Corp	355
122,894	e	XL Capital Ltd (Class A)	10,359
26,173	e	Zenith National Insurance Corp	1,232
		TOTAL INSURANCE CARRIERS	580,179

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
43,918	e*	Corrections Corp of America	2,772
33,722	e*	Geo Group, Inc	981
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	3,753

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
LEATHER AND LEATHER PRODUCTS - 0.16%
262,409	*	Coach, Inc	$12,435
53,094	e*	CROCS, Inc	2,285
15,990	e*	Genesco, Inc	836
35,899	e*	Iconix Brand Group, Inc	798
16,270		Steven Madden Ltd	533
33,262	*	Timberland Co (Class A)	838
3,210	e	Weyco Group, Inc	86
39,829	e	Wolverine World Wide, Inc	1,104
		TOTAL LEATHER AND LEATHER PRODUCTS	18,915

LEGAL SERVICES - 0.01%
32,832	e*	FTI Consulting, Inc	1,249
7,324	*	Pre-Paid Legal Services, Inc	471
		TOTAL LEGAL SERVICES	1,720

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
6,514	e*	Emergency Medical Services Corp (Class A)	255
58,755		Laidlaw International, Inc	2,030
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	2,285

LUMBER AND WOOD PRODUCTS - 0.03%
8,518	e	American Woodmark Corp	295
54,030	e*	Champion Enterprises, Inc	531
7,514	e	Deltic Timber Corp	412
75,407	e	Louisiana-Pacific Corp	1,427
4,307	e	Skyline Corp	129
11,966	e	Universal Forest Products, Inc	505
		TOTAL LUMBER AND WOOD PRODUCTS	3,299

METAL MINING - 0.39%
38,747	*	Apex Silver Mines Ltd	782
29,071	e	Cleveland-Cliffs, Inc	2,258
195,661	e*	Coeur d'Alene Mines Corp	702
35,179	e	Foundation Coal Holdings, Inc	1,430
270,808		Freeport-McMoRan Copper & Gold, Inc (Class B)	22,428
97,963	e*	Hecla Mining Co	837
33,604	e*	Idaho General Mines, Inc	213
300,786		Newmont Mining Corp	11,749
35,943	e*	Rosetta Resources, Inc	774
15,917	e	Royal Gold, Inc	378
19,857	*	ShengdaTech, Inc	106
51,548	e	Southern Copper Corp	4,859
30,773	e*	Stillwater Mining Co	339
36,838	*	Uranium Resources, Inc	406
33,336	*	US Gold Corp	183
		TOTAL METAL MINING	47,444

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.59%
5,519	*	Armstrong World Industries, Inc	277
19,692	e	Blyth, Inc	523
51,179	e	Callaway Golf Co	911
22,322	e	Daktronics, Inc	479
108,399	e	Fortune Brands, Inc	8,929
112,677		Hasbro, Inc	3,539
19,429	e*	Jakks Pacific, Inc	547

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
33,584	e*	K2, Inc	$510
8,407	e	Marine Products Corp	69
278,121	e	Mattel, Inc	7,034
26,637	e	Nautilus, Inc	321
14,785	e*	RC2 Corp	591
11,572	e*	Russ Berrie & Co, Inc	216
25,055	e*	Shuffle Master, Inc	416
4,356	e	Steinway Musical Instruments, Inc	151
1,378,602	*	Tyco International Ltd	46,583
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	71,096

MISCELLANEOUS RETAIL - 1.34%
14,742	e*	1-800-FLOWERS.COM, Inc (Class A)	139
11,957	e*	AC Moore Arts & Crafts, Inc	235
215,236	e*	Amazon.com, Inc	14,724
36,298	e	Barnes & Noble, Inc	1,396
279,835	e	Best Buy Co, Inc	13,060
15,894	e	Big 5 Sporting Goods Corp	405
10,266	e*	Blue Nile, Inc	620
10,157	e	Books-A-Million, Inc	172
41,091	e	Borders Group, Inc	783
10,668	e*	Build-A-Bear Workshop, Inc	279
20,960	e	Cash America International, Inc	831
36,440	e*	CKX, Inc	504
46,768	e*	Coldwater Creek, Inc	1,086
1,102,264		CVS Corp	40,178
27,853	e*	Dick's Sporting Goods, Inc	1,620
68,940	*	Dollar Tree Stores, Inc	3,002
25,590	e*	Ezcorp, Inc (Class A)	339
16,458	e*	GSI Commerce, Inc	374
24,778	e*	Hibbett Sports, Inc	678
23,197	e	Longs Drug Stores Corp	1,218
26,978		MSC Industrial Direct Co (Class A)	1,484
24,699	e*	Nutri/System, Inc	1,725
194,377	*	Office Depot, Inc	5,890
53,228	e	OfficeMax, Inc	2,092
11,517	e*	Overstock.com, Inc	210
6,868	*	PC Connection, Inc	91
95,994		Petsmart, Inc	3,115
25,864	*	Priceline.com, Inc	1,778
9,367	e	Pricesmart, Inc	232
329,368	e*	Rite Aid Corp	2,101
57,078	e*	Sears Holdings Corp	9,675
10,339	*	Shutterfly, Inc	223
12,380	e*	Stamps.com, Inc	171
505,558		Staples, Inc	11,997
9,938	e	Systemax, Inc	207
96,385		Tiffany & Co	5,114
18,910	e*	Valuevision International, Inc (Class A)	214
705,008		Walgreen Co	30,696
20,188	e	World Fuel Services Corp	849
35,110	e*	Zale Corp	836
12,255	e*	Zumiez, Inc	463
		TOTAL MISCELLANEOUS RETAIL	160,806

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account
			VALUE
SHARES			(000)

MOTION PICTURES - 1.15%
32,976	e*	Avid Technology, Inc ..	$1,166
143,498	e*	Blockbuster, Inc (Class A)	618
8,585	e	Carmike Cinemas, Inc	189
454,013		CBS Corp (Class B)	15,128
198,527	e*	Discovery Holding Co (Class A)	4,564
46,691	e*	DreamWorks Animation SKG, Inc (Class A)	1,347
11,202	e*	Gaiam, Inc (Class A)	204
36,572	e*	Macrovision Corp	1,099
30,800	e*	National CineMedia, Inc	863
1,638,220		News Corp (Class A)	34,747
48,987	e	Regal Entertainment Group (Class A)	1,074
102,526	e*	Time Warner Telecom, Inc (Class A)	2,061
2,676,875		Time Warner, Inc	56,321
439,353	*	Viacom, Inc (Class B)	18,290
		TOTAL MOTION PICTURES	137,671

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00%**
20,726	e*	Premier Exhibitions, Inc	327
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	327

NONDEPOSITORY INSTITUTIONS - 1.79%
14,426	e*	Accredited Home Lenders Holding Co	197
46,200	e	Advance America Cash Advance Centers, Inc	820
26,047	e	Advanta Corp (Class B)	811
113,512	e	American Capital Strategies Ltd	4,827
732,095		American Express Co	44,790
84,134	e*	AmeriCredit Corp	2,234
44,379	e	Ares Capital Corp	748
9,451	e	Asta Funding, Inc	363
98,705	e	Broadridge Financial Solutions, Inc	1,887
293,791		Capital One Financial Corp	23,045
72,835	e	CapitalSource, Inc	1,791
36,971	e	Centerline Holding Co	666
135,589		CIT Group, Inc	7,434
16,600	e*	CompuCredit Corp	581
419,589		Countrywide Financial Corp	15,252
6,736	e*	Credit Acceptance Corp	181
11,708		Delta Financial Corp	144
11,162	e*	Encore Capital Group, Inc	139
687,844		Fannie Mae	44,937
7,676	e	Federal Agricultural Mortgage Corp (Class C)	263
20,830	e	Financial Federal Corp	621
18,408	e*	First Cash Financial Services, Inc	431
43,239	e	First Marblehead Corp	1,671
467,651		Freddie Mac	28,386
37,598	e*	Freedom Acquisition Holding, Inc	414
16,475	e	Hercules Technology Growth Capital, Inc	223
22,394	e*	Information Services Group, Inc	171
47,885	e*	INVESTools, Inc	477
7,295		Kohlberg Capital Corp	135
26,632	e*	Marathon Acquisition Corp	210
44,000	e	MCG Capital Corp	705
13,901	e	Nelnet, Inc (Class A)	340
9,384	e*	NewStar Financial, Inc	134
12,077	e	NGP Capital Resources Co	202
17,991	e*	NTR Acquisition Co	170

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
25,500	e*	Ocwen Financial Corp	$340
12,881	e	Patriot Capital Funding, Inc	191
37,904	e*	PHH Corp	1,183
292,910		SLM Corp	16,866
2,846		Student Loan Corp	580
13,834	e	Technology Investment Capital Corp	218
88,123		Textron, Inc	9,703
12,929	e*	World Acceptance Corp	552
		TOTAL NONDEPOSITORY INSTITUTIONS	215,033

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
18,209	e	AMCOL International Corp	497
22,877	e	Compass Minerals International, Inc	793
34,034	e	Florida Rock Industries, Inc	2,297
68,585	e	Vulcan Materials Co	7,856
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	11,443

OIL AND GAS EXTRACTION - 3.03%
328,030		Anadarko Petroleum Corp	17,054
1,645	e	APCO Argentina, Inc	140
10,065	e*	Arena Resources, Inc	585
17,079	e	Atlas America, Inc	918
15,008	e*	ATP Oil & Gas Corp	730
19,787	e*	Atwood Oceanics, Inc	1,358
227,441		Baker Hughes, Inc	19,135
28,976	e*	Basic Energy Services, Inc	741
27,860	e	Berry Petroleum Co (Class A)	1,050
21,932	e*	Bill Barrett Corp	808
207,173		BJ Services Co	5,892
11,997	e*	Bois d'Arc Energy, Inc	204
32,124	e*	Brigham Exploration Co	189
18,177	e*	Bronco Drilling Co, Inc	298
15,941	e*	Cal Dive International, Inc	265
14,536	e*	Callon Petroleum Co	206
77,828	e*	Cameron International Corp	5,562
14,847	e*	Carrizo Oil & Gas, Inc	616
35,790	e*	Cheniere Energy, Inc	1,388
315,853	e	Chesapeake Energy Corp	10,929
58,913	e	Cimarex Energy Co	2,322
3,369	e*	Clayton Williams Energy, Inc	89
19,768	e*	CNX Gas Corp	605
20,848	e*	Complete Production Services, Inc	539
31,390	e*	Comstock Resources, Inc	941
9,375	e*	Contango Oil & Gas Co	340
20,774	*	Continental Resources, Inc	332
5,228	e*	Dawson Geophysical Co	321
46,498	e*	Delta Petroleum Corp	934
85,574	e*	Denbury Resources, Inc	3,209
47,480	e	Diamond Offshore Drilling, Inc	4,822
20,797	e*	Edge Petroleum Corp	291
37,611	e*	Encore Acquisition Co	1,046
29,060	e*	Energy Partners Ltd	485
105,312	e	ENSCO International, Inc	6,425
84,592	e	Equitable Resources, Inc	4,192
43,665	e*	EXCO Resources, Inc	762
39,170	e*	Forest Oil Corp	1,655

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
24,931	e*	FX Energy, Inc	$228
21,487	e*	GeoGlobal Resources, Inc	109
4,904	*	Geokinetics, Inc	152
12,517	*	Geomet, Inc	96
66,121	*	Global Industries Ltd	1,773
156,007	e	GlobalSantaFe Corp	11,272
8,027	e*	GMX Resources, Inc	278
12,475	e*	Goodrich Petroleum Corp	432
140,077	e*	Grey Wolf, Inc	1,154
13,872	e*	Gulfport Energy Corp	277
646,147		Halliburton Co	22,292
65,661	e*	Hanover Compressor Co	1,566
29,621	e*	Harvest Natural Resources, Inc	353
65,623	e*	Helix Energy Solutions Group, Inc	2,619
73,077	e	Helmerich & Payne, Inc	2,588
18,818	e*	Hercules Offshore, Inc	609
23,167	e*	Horizon Offshore, Inc	445
6,902		Kayne Anderson Energy Development Co	174
51,788	e*	Mariner Energy, Inc	1,256
15,667	e*	McMoRan Exploration Co	219
76,660	e*	Meridian Resource Corp	232
193,720	e*	Nabors Industries Ltd	6,466
125,576	*	National Oilwell Varco, Inc	13,090
64,229	e*	Newpark Resources, Inc	498
93,005	e	Noble Corp	9,070
38,589	e*	Oceaneering International, Inc	2,031
74,608	e*	Oilsands Quest, Inc	184
27,407	e*	Parallel Petroleum Corp	600
80,330	e*	Parker Drilling Co	847
110,882	e	Patterson-UTI Energy, Inc	2,906
28,438	e	Penn Virginia Corp	1,143
3,037	m,v*	PetroCorp	-	^
119,714	e*	PetroHawk Energy Corp	1,899
12,730	e*	Petroleum Development Corp	604
28,296	e*	Petroquest Energy, Inc	411
35,470	e*	Pioneer Drilling Co	529
87,353	e	Pioneer Natural Resources Co	4,255
56,228	e*	Plains Exploration & Production Co	2,688
43,294	e	Pogo Producing Co	2,199
114,266	e*	Pride International, Inc	4,280
45,384	e*	Quicksilver Resources, Inc	2,023
99,918	e	Range Resources Corp	3,738
77,603		Rowan Cos, Inc	3,180
23,456	e	RPC, Inc	400
829,485		Schlumberger Ltd	70,457
17,655	e*	SEACOR Holdings, Inc	1,648
141,629	e	Smith International, Inc	8,305
120,039	e*	Southwestern Energy Co	5,342
47,011	e	St. Mary Land & Exploration Co	1,722
19,310	*	Stone Energy Corp	662
23,906	e*	Sulphco, Inc	86
57,007	e*	Superior Energy Services	2,276
7,105	*	Superior Offshore International, Inc	129
11,230	e*	Superior Well Services, Inc	285
21,103	e*	Swift Energy Co	902
54,419	e*	Tetra Technologies, Inc	1,535

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
39,844	e	Tidewater, Inc	$2,824
40,853	*	Todco	1,929
11,158	e*	Toreador Resources Corp	167
203,653	*	Transocean, Inc	21,583
8,324	e*	Trico Marine Services, Inc	340
20,290	e*	TXCO Resources, Inc	209
7,100	*	Union Drilling, Inc	117
35,116	e*	Unit Corp	2,209
40,557	e*	Vaalco Energy, Inc	196
9,100	e*	Venoco, Inc	170
19,562	e	W&T Offshore, Inc	548
37,871	e*	Warren Resources, Inc	442
238,229	e*	Weatherford International Ltd	13,160
22,401	e*	W-H Energy Services, Inc	1,387
28,820	e*	Whiting Petroleum Corp	1,168
18,431	e*	Willbros Group, Inc	547
260,486	e	XTO Energy, Inc	15,655
		TOTAL OIL AND GAS EXTRACTION	364,543

PAPER AND ALLIED PRODUCTS - 0.52%
74,376	e	Bemis Co	2,468
39,858	e	Bowater, Inc	994
26,323	*	Buckeye Technologies, Inc	407
38,005	e*	Cenveo, Inc	881
12,643	e*	Chesapeake Corp	159
311,381	*	Domtar Corporation	3,475
30,362	e	Glatfelter	413
55,065	e*	Graphic Packaging Corp	267
23,449		Greif, Inc (Class A)	1,398
307,898	e	International Paper Co	12,023
322,502		Kimberly-Clark Corp	21,572
129,492		MeadWestvaco Corp	4,574
20,151	e*	Mercer International, Inc	206
10,278	e	Neenah Paper, Inc	424
62,088	e	Packaging Corp of America	1,571
39,917	*	Playtex Products, Inc	591
25,737	e	Rock-Tenn Co (Class A)	816
9,960		Schweitzer-Mauduit International, Inc	309
180,480	e*	Smurfit-Stone Container Corp	2,402
71,238	e	Sonoco Products Co	3,050
74,852		Temple-Inland, Inc	4,606
29,954	e	Wausau Paper Corp	401
		TOTAL PAPER AND ALLIED PRODUCTS	63,007

PERSONAL SERVICES - 0.15%
97,477	e	Cintas Corp	3,844
20,819		Coinmach Service Corp (Class A)	275
20,600	e*	Coinstar, Inc	649
3,653	e	CPI Corp	254
15,088	e	G & K Services, Inc (Class A)	596
228,166	e	H&R Block, Inc	5,332
25,900	e	Jackson Hewitt Tax Service, Inc	728
31,315		Regis Corp	1,198
56,970	e*	Sally Beauty Holdings, Inc	513
207,979		Service Corp International	2,658
11,970	e*	Steiner Leisure Ltd	588

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,989	e	Unifirst Corp	$440
26,580	e	Weight Watchers International, Inc	1,351
		TOTAL PERSONAL SERVICES	18,426

PETROLEUM AND COAL PRODUCTS - 6.31%
9,171	e	Alon USA Energy, Inc	404
234,040		Apache Corp	19,095
39,719		Ashland, Inc	2,540
68,567		Cabot Oil & Gas Corp	2,529
1,519,400		Chevron Corp	127,994
1,155,360		ConocoPhillips	90,696
7,530	e	Delek US Holdings, Inc	201
314,600		Devon Energy Corp	24,630
172,902		EOG Resources, Inc	12,632
3,995,486		Exxon Mobil Corp	335,141
77,807	e	Frontier Oil Corp	3,406
34,562	e*	Headwaters, Inc	597
196,312		Hess Corp	11,574
32,029	e	Holly Corp	2,376
484,838		Marathon Oil Corp	29,071
132,989		Murphy Oil Corp	7,905
91,300	e*	Newfield Exploration Co	4,159
120,831		Noble Energy, Inc	7,539
589,526	e	Occidental Petroleum Corp	34,122
85,867	e	Sunoco, Inc	6,842
96,598	e	Tesoro Corp	5,520
388,113	e	Valero Energy Corp	28,666
11,564	e	WD-40 Co	380
17,700	e	Western Refining, Inc	1,023
		TOTAL PETROLEUM AND COAL PRODUCTS	759,042

PIPELINES, EXCEPT NATURAL GAS - 0.10%
446,459		Spectra Energy Corp	11,590
		TOTAL PIPELINES, EXCEPT NATURAL GAS	11,590

PRIMARY METAL INDUSTRIES - 1.07%
79,103	e*	AK Steel Holding Corp	2,956
614,558		Alcoa, Inc	24,908
72,511	e	Allegheny Technologies, Inc	7,605
31,881	e	Belden CDT, Inc	1,765
14,781	e*	Brush Engineered Materials, Inc	621
18,520	e	Carpenter Technology Corp	2,413
18,569	e*	Century Aluminum Co	1,014
33,148		Chaparral Steel Co	2,382
6,078	e*	Claymont Steel, Inc	130
6,101	e*	Coleman Cable, Inc	158
43,260	e*	CommScope, Inc	2,524
1,112,620	*	Corning, Inc	28,428
16,654	e	Encore Wire Corp	490
36,458	e*	General Cable Corp	2,762
20,138	e	Gibraltar Industries, Inc	446
8,302	e*	Haynes International, Inc	701
43,293	e	Hubbell, Inc (Class B)	2,347
7,262	e*	LB Foster Co (Class A)	208
21,924	e	Matthews International Corp (Class A)	956
25,216		Mueller Industries, Inc	868

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
6,217	e*	Northwest Pipe Co	$221
213,275	e	Nucor Corp	12,509
5,831	e	Olympic Steel, Inc	167
97,265	e	Precision Castparts Corp	11,804
26,576	e	Quanex Corp	1,294
16,800	e*	RTI International Metals, Inc	1,266
16,399	e	Schnitzer Steel Industries, Inc (Class A)	786
66,930	e	Steel Dynamics, Inc	2,805
14,234	e*	Superior Essex, Inc	532
19,242	e	Texas Industries, Inc	1,509
48,944	e*	Titanium Metals Corp	1,561
24,156	e	Tredegar Corp	515
83,594	e	United States Steel Corp	9,091
4,623	e*	Universal Stainless & Alloy	163
6,089	e*	Wheeling-Pittsburgh Corp	116
51,686	e	Worthington Industries, Inc	1,119
		TOTAL PRIMARY METAL INDUSTRIES	129,140

PRINTING AND PUBLISHING - 0.58%
36,106	e*	ACCO Brands Corp	832
39,339	e	American Greetings Corp (Class A)	1,114
59,879	e	Belo (A.H.) Corp (Class A)	1,233
22,675	e	Bowne & Co, Inc	442
8,210	e*	Consolidated Graphics, Inc	569
6,267	e	Courier Corp	251
5,480	e	CSS Industries, Inc	217
43,180	e	Dow Jones & Co, Inc	2,481
42,034		Dun & Bradstreet Corp	4,329
17,307		Ennis, Inc	407
63,593	e	EW Scripps Co (Class A)	2,906
165,881	e	Gannett Co, Inc	9,115
10,680	e	GateHouse Media, Inc	198
35,148	e	Harte-Hanks, Inc	903
34,409		John Wiley & Sons, Inc (Class A)	1,662
30,943	e	Journal Communications, Inc (Class A)	403
33,495	e	Lee Enterprises, Inc	699
19,558	e	Martha Stewart Living Omnimedia, Inc (Class A)	336
31,868	e	McClatchy Co (Class A)	807
242,589	e	McGraw-Hill Cos, Inc	16,515
16,876		Media General, Inc (Class A)	561
24,174		Meredith Corp	1,489
3,965	e	Multi-Color Corp	156
98,018	e	New York Times Co (Class A)	2,490
12,663	e*	Playboy Enterprises, Inc (Class B)	143
188,285	e*	Primedia, Inc	537
50,122	e*	R.H. Donnelley Corp	3,798
155,621		R.R. Donnelley & Sons Co	6,771
10,767	e	Schawk, Inc	215
24,827	e*	Scholastic Corp	892
10,680	e	Standard Register Co	122
53,732	e*	Sun-Times Media Group, Inc (Class A)	282
58,958	e	Tribune Co	1,733
35,061	e*	Valassis Communications, Inc	603
27,690	e*	VistaPrint Ltd	1,059
4,207	e	Washington Post Co (Class B)	3,265
		TOTAL PRINTING AND PUBLISHING	69,535

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
RAILROAD TRANSPORTATION - 0.64%
251,772	e	Burlington Northern Santa Fe Corp	$21,436
309,104	e	CSX Corp	13,934
26,604	e	Florida East Coast Industries	2,208
26,537	e*	Genesee & Wyoming, Inc (Class A)	792
54,298	e*	Kansas City Southern Industries, Inc	2,038
277,978		Norfolk Southern Corp	14,613
190,507		Union Pacific Corp	21,937
		TOTAL RAILROAD TRANSPORTATION	76,958

REAL ESTATE - 0.13%
135,323	e*	CB Richard Ellis Group, Inc (Class A)	4,939
4,977	e	Consolidated-Tomoka Land Co	345
51,548	e	Forest City Enterprises, Inc (Class A)	3,169
11,353	e*	Grubb & Ellis Co	132
25,773	e	Jones Lang LaSalle, Inc	2,925
19,220	e*	LoopNet, Inc	449
32,379	*	Meruelo Maddux Properties, Inc	264
53,649	e	St. Joe Co	2,486
72,534	e	Stewart Enterprises, Inc (Class A)	565
3,435	e*	Stratus Properties, Inc	119
16,966	e	Thomas Properties Group, Inc	271
		TOTAL REAL ESTATE	15,664

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.30%
5,113	e*	AEP Industries, Inc	230
43,609	e	Cooper Tire & Rubber Co	1,204
9,028	e*	Deckers Outdoor Corp	911
148,175	e*	Goodyear Tire & Rubber Co	5,151
10,182	e*	Metabolix, Inc	255
197,303	e	Newell Rubbermaid, Inc	5,807
251,832	e	Nike, Inc (Class B)	14,679
21,213	e	Schulman (A.), Inc	516
114,127		Sealed Air Corp	3,540
14,571	*	Skechers U.S.A., Inc (Class A)	425
25,932	e	Spartech Corp	689
16,398		Titan International, Inc	518
7,903	e*	Trex Co, Inc	155
43,477	e	Tupperware Corp	1,250
25,167	e	West Pharmaceutical Services, Inc	1,187
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	36,517

SECURITY AND COMMODITY BROKERS - 3.23%
54,127		A.G. Edwards, Inc	4,576
157,989	e	Ameriprise Financial, Inc	10,043
84,142	e	Bear Stearns Cos, Inc	11,780
45,136	e	BlackRock, Inc	7,068
16,951		Calamos Asset Management, Inc (Class A)	433
37,849	e	Cbot Holdings, Inc (Class A)	7,820
716,455	e	Charles Schwab Corp	14,702
24,908	e	Chicago Mercantile Exchange Holdings, Inc	13,310
12,285	e	Cohen & Steers, Inc	534
11,481	e*	Cowen Group, Inc	206
302,010	*	E*Trade Financial Corp	6,671
82,778	e	Eaton Vance Corp	3,657

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
6,384	e*	Epoch Holding Corp	$85
6,107	e	Evercore Partners, Inc (Class A)	182
4,062	e*	FCStone Group, Inc	233
67,991	e	Federated Investors, Inc (Class B)	2,606
121,844		Franklin Resources, Inc	16,141
6,584	e	GAMCO Investors, Inc (Class A)	369
11,349	e*	GFI Group, Inc	823
283,045		Goldman Sachs Group, Inc	61,350
14,103	e	Greenhill & Co, Inc	969
28,478	e*	Interactive Brokers Group, Inc (Class A)	773
49,760	e*	IntercontinentalExchange, Inc	7,357
27,787	e	International Securities Exchange, Inc	1,816
31,292	e*	Investment Technology Group, Inc	1,356
131,606	e	Janus Capital Group, Inc	3,664
88,011	e	Jefferies Group, Inc	2,375
20,645	e*	KBW, Inc	607
73,184	e*	Knight Capital Group, Inc (Class A)	1,215
37,720	e*	LaBranche & Co, Inc	278
69,599	e*	Ladenburg Thalmann Financial Services, Inc	160
36,475		Lazard Ltd (Class A)	1,642
93,610	e	Legg Mason, Inc	9,209
376,513		Lehman Brothers Holdings, Inc	28,058
21,429	e*	MarketAxess Holdings, Inc	385
613,774		Merrill Lynch & Co, Inc	51,299
745,045		Morgan Stanley	62,494
8,769	e*	Morningstar, Inc	412
69,770	*	Nasdaq Stock Market, Inc	2,073
58,209	e	Nuveen Investments, Inc (Class A)	3,618
65,127	e	Nymex Holdings, Inc	8,182
187,716	e	NYSE Euronext	13,820
30,987	e	optionsXpress Holdings, Inc	795
10,161	*	Penson Worldwide, Inc	249
13,614	e*	Piper Jaffray Cos	759
66,932	e	Raymond James Financial, Inc	2,068
8,937	e	Sanders Morris Harris Group, Inc	104
92,752		SEI Investments Co	2,694
10,876	e*	Stifel Financial Corp	640
14,958	e	SWS Group, Inc	323
195,024	e	T Rowe Price Group, Inc	10,120
179,388	e*	TD Ameritrade Holding Corp	3,588
15,283	e*	Thomas Weisel Partners Group, Inc	254
8,114	e	US Global Investors, Inc (Class A)	184
800	e	Value Line, Inc	35
65,258		Waddell & Reed Financial, Inc (Class A)	1,697
15,152		WP Stewart & Co Ltd	165
		TOTAL SECURITY AND COMMODITY BROKERS	388,026

SOCIAL SERVICES - 0.01%
20,451	e*	Bright Horizons Family Solutions, Inc	796
15,384	e*	Capital Senior Living Corp	145
8,598	e*	Providence Service Corp	229
15,649	*	Res-Care, Inc	331
		TOTAL SOCIAL SERVICES	1,501

SPECIAL TRADE CONTRACTORS - 0.07%
2,319	e	Alico, Inc	141

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
21,777	e*	AsiaInfo Holdings, Inc	$211
17,970	e	Chemed Corp	1,191
28,901	e	Comfort Systems USA, Inc	410
32,076	e*	Dycom Industries, Inc	962
23,437	e*	EMCOR Group, Inc	1,708
20,939	e*	Insituform Technologies, Inc (Class A)	457
10,880	e*	Integrated Electrical Services, Inc	359
8,579	e*	Layne Christensen Co	351
81,175	e*	Quanta Services, Inc	2,490
		TOTAL SPECIAL TRADE CONTRACTORS	8,280

STONE, CLAY, AND GLASS PRODUCTS - 0.49%
509,135	e	3M Co	44,188
18,958		Apogee Enterprises, Inc	527
18,135	e*	Cabot Microelectronics Corp	644
14,827	e	CARBO Ceramics, Inc	650
33,989	e	Eagle Materials, Inc	1,667
100,799	e	Gentex Corp	1,985
9,960	e	Libbey, Inc	215
77,829	e*	Owens Corning, Inc	2,617
109,273	*	Owens-Illinois, Inc	3,824
23,708	e*	US Concrete, Inc	206
57,674	e*	USG Corp	2,828
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	59,351

TEXTILE MILL PRODUCTS - 0.01%
4,668	e*	Heelys, Inc	121
10,106	e	Oxford Industries, Inc	448
14,120	e	Xerium Technologies, Inc	107
		TOTAL TEXTILE MILL PRODUCTS	676

TOBACCO PRODUCTS - 1.04%
1,486,883		Altria Group, Inc	104,290
69,118		Loews Corp (Carolina Group)	5,341
121,095	e	Reynolds American, Inc	7,895
19,118	e	Universal Corp	1,165
113,222	e	UST, Inc	6,081
20,666	e	Vector Group Ltd	465
		TOTAL TOBACCO PRODUCTS	125,237

TRANSPORTATION BY AIR - 0.51%
39,511	e*	ABX Air, Inc	318
7,464	e*	Air Methods Corp	274
65,497	e*	Airtran Holdings, Inc	715
28,126	e*	Alaska Air Group, Inc	784
3,770	e*	Allegiant Travel Co	116
170,166	e*	AMR Corp	4,484
9,351	e*	Atlas Air Worldwide Holdings, Inc	551
16,313	e*	Bristow Group, Inc	808
68,696	e*	Continental Airlines, Inc (Class B)	2,327
12,231	e	Copa Holdings S.A. (Class A)	822
169,433	e*	Delta Air Lines, Inc	3,338
23,319	*	EGL, Inc	1,084
30,417	e*	ExpressJet Holdings, Inc	182
217,573		FedEx Corp	24,144
123,072	e*	JetBlue Airways Corp	1,446

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
17,099	e*	Midwest Air Group, Inc	$257
186,202	*	Northwest Airlines Corp	4,134
9,723	e*	PHI, Inc	290
14,196	e*	Pinnacle Airlines Corp	266
23,015	e*	Republic Airways Holdings, Inc	468
45,222	e	Skywest, Inc	1,078
551,598	e	Southwest Airlines Co	8,224
80,520	e*	UAL Corp	3,268
57,571	e*	US Airways Group, Inc	1,743
		TOTAL TRANSPORTATION BY AIR	61,121

TRANSPORTATION EQUIPMENT - 2.51%
13,757	e	A.O. Smith Corp	549
29,552	e*	AAR Corp	976
16,459	*	Accuride Corp	254
4,835	e*	Aerovironment, Inc	100
14,702	*	Aftermarket Technology Corp	436
31,425	e	American Axle & Manufacturing Holdings, Inc	931
7,032		American Railcar Industries, Inc	274
15,097	e*	Amerigon, Inc	272
9,760	e	Arctic Cat, Inc	193
50,384	e	ArvinMeritor, Inc	1,119
56,289		Autoliv, Inc	3,201
58,530	*	BE Aerospace, Inc	2,417
556,658		Boeing Co	53,528
63,775		Brunswick Corp	2,081
36,782	e	Clarcor, Inc	1,377
10,359	e*	Comtech Group, Inc	171
34,017	e	Federal Signal Corp	540
41,202	e*	Fleetwood Enterprises, Inc	373
48,080	e*	Force Protection, Inc	992
1,280,314	e*	Ford Motor Co	12,061
8,920	e	Freightcar America, Inc	427
42,477	e*	GenCorp, Inc	555
286,217		General Dynamics Corp	22,388
340,894	e	General Motors Corp	12,886
7,281	e*	GenTek, Inc	256
120,327	e	Genuine Parts Co	5,968
88,878		Goodrich Corp	5,294
12,975	e	Greenbrier Cos, Inc	392
17,217	e	Group 1 Automotive, Inc	695
182,050	e	Harley-Davidson, Inc	10,852
59,330		Harsco Corp	3,085
68,148	e*	Hayes Lemmerz International, Inc	365
18,067	e	Heico Corp	760
128,454		ITT Industries, Inc	8,771
17,547	e	Kaman Corp	547
248,910		Lockheed Martin Corp	23,430
6,589	*	Miller Industries, Inc	165
21,622	e	Monaco Coach Corp	310
6,171	e	Noble International Ltd	126
243,954		Northrop Grumman Corp	18,997
42,061	*	Orbital Sciences Corp	884
52,327		Oshkosh Truck Corp	3,292
175,610	e	Paccar, Inc	15,285
92,051	*	Pactiv Corp	2,935

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
26,075	e	Polaris Industries, Inc	$1,412
313,776		Raytheon Co	16,909
4,792	*	Sequa Corp (Class A)	537
22,924	e	Spartan Motors, Inc	390
44,800	e*	Spirit Aerosystems Holdings, Inc (Class A)	1,615
11,445		Standard Motor Products, Inc	172
17,715	e	Superior Industries International, Inc	385
32,620	e*	Tenneco, Inc	1,143
25,200	e	Thor Industries, Inc	1,138
7,965	e*	TransDigm Group, Inc	322
56,862	e	Trinity Industries, Inc	2,476
12,081	e	Triumph Group, Inc	791
29,954	*	TRW Automotive Holdings Corp	1,103
702,924		United Technologies Corp	49,858
91,916	e*	Visteon Corp	745
22,100	e	Wabash National Corp	323
34,451	e	Westinghouse Air Brake Technologies Corp	1,258
24,826	e	Winnebago Industries, Inc	733
		TOTAL TRANSPORTATION EQUIPMENT	301,820

TRANSPORTATION SERVICES - 0.18%
14,656		Ambassadors Group, Inc	521
4,915	e	Ambassadors International, Inc	164
124,463	e	CH Robinson Worldwide, Inc	6,537
8,003	e*	Dynamex, Inc	204
155,362	e	Expeditors International Washington, Inc	6,416
34,495	e	GATX Corp	1,699
28,305	*	HUB Group, Inc (Class A)	995
54,142	e*	Lear Corp	1,928
26,631		Pacer International, Inc	626
18,863		Ship Finance International Ltd	560
70,126	e	UTI Worldwide, Inc	1,879
		TOTAL TRANSPORTATION SERVICES	21,529

TRUCKING AND WAREHOUSING - 0.39%
17,410	e	Arkansas Best Corp	678
16,346	e*	Celadon Group, Inc	260
36,001	e	Con-way, Inc	1,809
22,919	e	Forward Air Corp	781
46,789		Heartland Express, Inc	763
68,660	e	J.B. Hunt Transport Services, Inc	2,013
43,462		Landstar System, Inc	2,097
14,139	*	Marten Transport Ltd	255
19,477	e*	Old Dominion Freight Line	587
1,137	e*	Patriot Transportation Holding, Inc	99
9,635	e*	Saia, Inc	263
471,612		United Parcel Service, Inc (Class B)	34,428
3,884	e*	Universal Truckload Services, Inc	77
35,401	e	Werner Enterprises, Inc	713
40,766	e*	YRC Worldwide, Inc	1,500
		TOTAL TRUCKING AND WAREHOUSING	46,323

WATER TRANSPORTATION - 0.27%
30,756	e	Alexander & Baldwin, Inc	1,633
47,660	e*	American Commercial Lines, Inc	1,242
9,576	e	Arlington Tankers Ltd	275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
287,182	e	Carnival Corp	$14,006
15,398	e	Double Hull Tankers, Inc	240
29,664	e	Eagle Bulk Shipping, Inc	665
25,094	e	Frontline Ltd	1,151
12,530	e	Genco Shipping & Trading Ltd	517
16,856	e	General Maritime Corp	451
24,752	e	Golar LNG Ltd	412
16,074	e*	Gulfmark Offshore, Inc	823
23,837	e	Horizon Lines, Inc (Class A)	781
16,565	e*	Hornbeck Offshore Services, Inc	642
37,552	e*	Kirby Corp	1,442
11,975	e	Knightsbridge Tankers Ltd	365
18,051		Nordic American Tanker Shipping	737
28,315	*	Odyssey Marine Exploration, Inc	170
21,573	e	Overseas Shipholding Group, Inc	1,756
84,664	e	Royal Caribbean Cruises Ltd	3,639
3,426	e*	TBS International Ltd (Class A)	97
26,193	e	Teekay Corp	1,517
10,754	e*	Ultrapetrol Bahamas Ltd	255
		TOTAL WATER TRANSPORTATION	32,816

WHOLESALE TRADE-DURABLE GOODS - 0.41%
5,112	e*	1-800 Contacts, Inc	120
23,674	e	Agilysys, Inc	533
30,894		Applied Industrial Technologies, Inc	911
89,079	e*	Arrow Electronics, Inc	3,423
31,988	e	Barnes Group, Inc	1,013
30,944	e*	Beacon Roofing Supply, Inc	526
7,060	e	BlueLinx Holdings, Inc	74
41,029	e	BorgWarner, Inc	3,530
21,864	e	Building Material Holding Corp	310
7,176	e	Castle (A.M.) & Co	258
21,081	e*	Conceptus, Inc	408
82,309	e*	Cytyc Corp	3,548
13,898	e*	Digi International, Inc	205
13,174	e*	Drew Industries, Inc	437
26,458	e*	Genesis Microchip, Inc	248
4,972	*	Glu Mobile, Inc	69
6,620	e*	Hansen Medical, Inc	125
12,024	e*	Houston Wire & Cable Co	342
76,338		IKON Office Solutions, Inc	1,192
102,693	*	Ingram Micro, Inc (Class A)	2,230
34,716	e*	Insight Enterprises, Inc	784
19,381	e*	Interline Brands, Inc	506
13,159	e*	Keystone Automotive Industries, Inc	544
42,424	e	Knight Transportation, Inc	822
3,000	e	Lawson Products, Inc	116
31,919	e*	LKQ Corp	787
30,630	e	Martin Marietta Materials, Inc	4,963
6,104	e*	MWI Veterinary Supply, Inc	244
31,636	e	Owens & Minor, Inc	1,105
103,013	e*	Patterson Cos, Inc	3,839
29,853	e	PEP Boys-Manny Moe & Jack	602
34,775	e	Pool Corp	1,357
47,725	e*	PSS World Medical, Inc	870
46,192	e	Reliance Steel & Aluminum Co	2,599

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
14,869	*	RSC Holdings, Inc	$297
19,445	e	Ryerson Tull, Inc	732
18,883	e*	Solera Holdings, Inc	366
42,080	*	Tech Data Corp	1,618
8,047	e*	TomoTherapy, Inc	176
26,379	e*	Tyler Technologies, Inc	327
50,140	e	W.W. Grainger, Inc	4,666
33,088	e*	WESCO International, Inc	2,000
8,587	e*	West Marine, Inc	118
		TOTAL WHOLESALE TRADE-DURABLE GOODS	48,940

WHOLESALE TRADE-NONDURABLE GOODS - 0.61%
50,602		Airgas, Inc	2,424
31,521	e*	Akorn, Inc	220
68,179	e*	Alliance One International, Inc	685
39,080	e*	Allscripts Healthcare Solutions, Inc	996
10,925	e	Andersons, Inc	495
19,940	e*	Bare Escentuals, Inc	681
19,314	e*	Beijing Med-Pharm Corp	206
48,490	e	Brown-Forman Corp (Class B)	3,544
271,966	e	Cardinal Health, Inc	19,212
25,191	e*	Central European Distribution Corp	872
7,034	e*	Core-Mark Holding Co, Inc	253
91,893	e	Dean Foods Co	2,929
94,469	*	Endo Pharmaceuticals Holdings, Inc	3,234
20,119	e*	Fresh Del Monte Produce, Inc	504
4,128	e*	Green Mountain Coffee Roasters, Inc	325
28,103	e*	Hain Celestial Group, Inc	763
64,753	e*	Henry Schein, Inc	3,460
35,673	e	Herbalife Ltd	1,414
104,836	e	Idearc, Inc	3,704
6,203	e	Kenneth Cole Productions, Inc (Class A)	153
19,366	e	K-Swiss, Inc (Class A)	549
10,408	e*	LSB Industries, Inc	222
2,095	e*	Maui Land & Pineapple Co, Inc	77
38,303	e	Men's Wearhouse, Inc	1,956
18,114		Myers Industries, Inc	400
8,977	e	Nash Finch Co	444
38,826	e	Nu Skin Enterprises, Inc (Class A)	641
11,120	e*	Nuco2, Inc	285
9,998	e*	Perry Ellis International, Inc	322
17,687	e*	School Specialty, Inc	627
22,616	e*	Source Interlink Cos, Inc	113
14,127	e	Spartan Stores, Inc	465
25,507	e	Stride Rite Corp	517
436,807		Sysco Corp	14,410
67,197	e*	Terra Industries, Inc	1,708
24,470	e*	Tractor Supply Co	1,274
30,443	e*	United Natural Foods, Inc	809
19,665	e*	United Stationers, Inc	1,310
6,399	e	Valhi, Inc	104
9,361	e*	Volcom, Inc	469
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	72,776

		TOTAL COMMON STOCKS	11,958,406
		(Cost $8,345,567)

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 20.19%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.16%
$ 13,081,000	d	Federal Home Loan Bank (FHLB)	0.000%	07/05/07	$13,076
5,850,000	d	Federal National Mortgage Association (FNMA)	0.000	07/26/07	5,830
		TOTAL U.S. GOVERNMENT AND AGENCIES
		DISCOUNT AND COUPON NOTES			18,906

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 20.03%
2,409,494,469		State Street Navigator Securities Lending Prime Portfolio			2,409,494
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			2,409,494

		TOTAL SHORT-TERM INVESTMENTS			2,428,400
		(Cost $2,428,397)

		TOTAL PORTFOLIO - 119.63%			14,386,806
		(Cost $10,773,964)
		OTHER ASSETS & LIABILITIES, NET - (19.63%)			(2,360,538)

		NET ASSETS - 100.00%			$12,026,268

The following abbreviation is used in portfolio descriptions:
SPDR	Standard & Poor's Depository Receipt

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

OPEN FUTURES CONTRACTS:	NUMBER OF CONTRACTS	MARKET VALUE	EXPIRATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
E-mini S&P 500 Index	202	$15,305,540	September 2007	$(111,373)
E-mini S&P Mid 400 Index	15	1,356,300	September 2007	(5,243)
E-mini Russell 2000 Index	20	1,684,200	September 2007	3,130
				$(113,486)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2007

			MATURITY			VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

BONDS - 98.13%

CORPORATE BONDS - 40.58%

AMUSEMENT AND RECREATION SERVICES - 0.06%
$ 2,000,000	e	Caesars Entertainment, Inc	7.875%	03/15/10	Ba1	$2,048
2,000,000	e	Caesars Entertainment, Inc	7.000	04/15/13	Baa3	2,095
		TOTAL AMUSEMENT AND RECREATION SERVICES				4,143

ASSET BACKED - 11.93%
10,000,000		AmeriCredit Automobile Receivables Trust
		Series 2006-AF (Class A3)	5.560	09/06/11	Aaa	10,018
20,000,000		AmeriCredit Automobile Receivables Trust
		Series 2006-AF (Class A4)	5.640	09/06/13	Aaa	20,092
14,000,000		AmeriCredit Automobile Receivables Trust
		Series 2007-BF (Class A3A)	5.160	04/06/12	Aaa	13,946
372,699	i	AQ Finance NIM Trust Series 2004-RN2	5.520	04/25/09	Aaa	372
298,667	i,v	AQ Finance NIM Trust Series 2004-RN3	5.500	05/26/09	Aaa	299
74,236		Asset Backed Funding Corp NIM Trust Series 2005-
		WMC1 (Class N1)	5.900	07/26/35	N/R	74
4,500,000		Capital One Auto Finance Trust Series 2007-A
		(Class A3A)	5.250	08/15/11	Aaa	4,492
6,000,000		Capital One Auto Finance Trust Series 2007-B
		(Class A3A)	5.030	04/15/12	Aaa	5,967
10,000,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	9,786
1,100,000	i	Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	A2	1,045
31,815,273	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6 (Class 1A7)	4.277	09/25/33	Aaa	30,208
1,375,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	1,168
3,500,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	3,401
1,750,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M2)	5.700	02/25/35	A2	1,661
1,570,549		Chase Manhattan Auto Owner Trust Series 2004-A
		(Class A4)	2.830	09/15/10	Aaa	1,550
10,000,000		CIT Equipment Collateral Series 2005-VT1
		(Class A4)	4.360	11/20/12	Aaa	9,922
5,301,779	i	CIT Group Home Equity Loan Trust Series 2002-1
		(Class AF6)	6.200	02/25/30	Aaa	5,319
484,553	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	475
28,400,000	i	Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	28,224
20,812,000	i	Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	20,617
10,000,000	i	Countrywide Asset-Backed Certificates Series 2007-
		S2 (Class A3)	5.813	05/25/37	Aaa	9,874

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 1,161,407	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	5.540%	02/15/29	Aaa	$1,162
10,539,730	i	Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A1)	6.159	12/25/36	Aaa	10,535
11,960,000	i	Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A2)	5.763	12/25/36	Aaa	11,899
3,543,430		Detroit Edison Securitization Funding LLC Series
		2001-1 (Class A3)	5.875	03/01/10	Aaa	3,550
25,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	Aaa	24,646
6,372,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Aaa	6,343
2,600,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	10/25/29	Aaa	2,563
3,917,619	i	Golden Securities Corp Series 2003-A (Class A1)	5.620	12/02/13	Aaa	3,916
10,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A3)	5.010	02/25/11	Aaa	9,890
5,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A5)	5.080	11/25/11	Aaa	4,931
4,000,000		Hertz Vehicle Financing LLC Series 2005-2A (Class A2)	4.930	02/25/10	Aaa	3,972
11,045,544	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	11,036
4,000,000	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	3,962
15,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	N/R	14,880
3,868,553		Household Automotive Trust Series 2003-2 (Class A4)	3.020	12/17/10	Aaa	3,834
25,000,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	25,076
45,000,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340	09/17/13	Aaa	44,975
24,000,000		Household Credit Card Master Note Trust I Series
		2006-1 (Class A)	5.100	06/15/12	Aaa	23,882
35,000,000		Hyundai Auto Receivables Trust Series 2006-A
		(Class A3)	5.130	06/15/10	Aaa	34,954
40,000,000		Hyundai Auto Receivables Trust Series 2006-B
		(Class A4)	5.150	05/15/13	Aaa	39,655
3,000,000	i	IXIS Real Estate Capital Trust Series 2006-HE1
		(Class A2)	5.460	03/25/36	Aaa	3,001
6,800,183		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A1)	5.344	02/15/08	N/R	6,803
11,000,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	10,971
109,263		Long Beach Asset Holdings Corp Series 2006-4
		(Class N1)	5.877	06/25/46	N/R	82
1,874,244	v	Long Beach Asset Holdings Corp Series 2006-6
		(Class N1)	6.072	09/25/46	N/R	1,406
7,687,290		Marriott Vacation Club Owner Trust Series 2006-2A
		(Class A)	5.362	10/20/28	Aaa	7,590
7,000,000	v	Marriott Vacation Club Owner Trust Series 2007-1A
		(Class A)	5.518	05/20/29	Aaa	7,012
411,607	v	New York City Tax Lien Series 2006-AA (Class A)
			5.930	07/01/36	Aaa	411

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 30,800,000		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110%	03/15/10	Aaa	$30,696
13,000,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100	07/16/12	Aaa	12,929
6,000,000		Nissan Auto Receivables Owner Trust Series 2007-A
		(Class A3)	5.100	11/15/10	Aaa	5,982
10,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	10,040
3,882,029		Public Service New Hampshire Funding LLC Series
		2001-1 (Class A2)	5.730	11/01/10	Aaa	3,892
6,500,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	6,450
12,000,000	i	Residential Asset Mortgage Products, Inc Series
		2004-RS11 (Class M1)	5.940	11/25/34	Aa1	12,044
1,164,578		Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	1,163
5,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2005-HI1 (Class A5)	5.450	08/25/34	Aaa	4,878
8,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A2)	5.750	02/25/36	Aaa	7,987
5,014,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class A3)	5.570	02/25/36	Aaa	4,929
2,500,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	2,437
250,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	244
2,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A2)	5.950	02/25/36	Aaa	2,000
6,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Aaa	5,994
9,628,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A2)	5.450	09/25/36	Aaa	9,572
30,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	Aaa	29,599
7,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	Aaa	6,961
13,500,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A3)	5.500	08/25/25	Aaa	13,324
9,862,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	9,790
3,328,435	v	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	3,336
29,810,170	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	29,120
7,185,000		Triad Auto Receivables Owner Trust Series 2005-A
		(Class A4)	4.220	06/12/12	Aaa	7,065
25,000,000		Triad Auto Receivables Owner Trust Series 2006-C
		(Class A4)	5.310	05/13/13	Aaa	24,893
38,000,000		Volkswagen Auto Lease Trust Series 2006-A (Class A3)	5.500	09/21/09	Aaa	38,052
10,400,000		Volkswagen Auto Lease Trust Series 2006-A (Class A4)	5.540	04/20/11	Aaa	10,425
4,100,000	v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.683	08/12/47	A3	3,982
17,838,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	17,809

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

$ 5,981,383	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.680%	05/25/35	N/R	$5,978
		TOTAL ASSET BACKED				823,018

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.18%
7,000,000		Home Depot, Inc	5.400	03/01/16	Aa3	6,561
5,750,000		Lowe's Cos, Inc	8.250	06/01/10	A1	6,145
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				12,706

CHEMICALS AND ALLIED PRODUCTS - 0.24%
6,500,000		Abbott Laboratories	5.600	05/15/11	A1	6,527
4,000,000	g	Amgen, Inc	5.850	06/01/17	A2	3,935
3,500,000		Chemtura Corp	6.875	06/01/16	Ba2	3,307
2,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	2,450
						16,219

COMMUNICATIONS - 2.38%
5,000,000		Alamosa Delaware, Inc	11.000	07/31/10	Baa3	5,294
3,750,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	3,653
9,500,000		AT&T, Inc	5.100	09/15/14	A2	9,069
6,750,000		AT&T, Inc	5.625	06/15/16	A2	6,585
2,000,000	e	AT&T, Inc	6.150	09/15/34	A2	1,917
11,521,001		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	12,866
15,400,000		Comcast Corp	5.875	02/15/18	Baa2	14,931
6,000,000		Comcast Corp	5.650	06/15/35	Baa2	5,237
2,750,000		Comcast Corp	6.500	11/15/35	Baa2	2,671
4,000,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	4,787
4,000,000		Embarq Corp	7.995	06/01/36	Baa3	4,044
4,250,000		France Telecom S.A.	7.750	03/01/11	A3	4,542
1,150,000		GTE Corp	6.840	04/15/18	Baa1	1,202
4,000,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	4,300
4,750,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	5,932
500,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	511
4,030,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	4,289
7,750,000	e	Sprint Capital Corp	8.375	03/15/12	Baa3	8,445
7,900,000	e	Sprint Nextel Corp	6.000	12/01/16	Baa3	7,486
8,000,000	h	Telefonica Emisiones SAU	6.221	07/03/17	Baa1	8,000
7,000,000	e,g	Time Warner Cable, Inc	5.400	07/02/12	Baa2	6,871
9,000,000	e,g	Time Warner Cable, Inc	5.850	05/01/17	Baa2	8,749
4,000,000	g	Time Warner Cable, Inc	6.550	05/01/37	Baa2	3,861
2,250,000	e	Verizon Communications, Inc	5.850	09/15/35	A3	2,065
6,500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	6,011
4,850,000	e	Viacom, Inc	5.750	04/30/11	Baa3	4,843
3,500,000		Viacom, Inc	6.875	04/30/36	Baa3	3,384
2,000,000	e	Vodafone Group plc	5.000	12/16/13	Baa1	1,903
3,650,000		Vodafone Group plc	5.625	02/27/17	Baa1	3,491
7,550,000	e	Vodafone Group plc	6.150	02/27/37	Baa1	7,038
		TOTAL COMMUNICATIONS				163,977

DEPOSITORY INSTITUTIONS - 3.96%
4,000,000		Bank of America Corp	6.250	04/15/12	Aa1	4,120
7,550,000		Bank of America Corp	4.875	09/15/12	Aa1	7,319
14,550,000		Bank of America NA	5.300	03/15/17	Aa1	13,869
6,500,000		Bank of America NA	6.000	10/15/36	Aa1	6,268

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 4,250,000		Bank One Corp	5.250%	01/30/13	Aa3	$4,149
5,000,000		Bank One NA	3.700	01/15/08	Aaa	4,958
2,500,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	2,494
5,250,000	g,i	BOI Capital Funding No. 2 LP	5.571	12/30/49	A1	4,978
4,000,000		Capital One Bank	5.125	02/15/14	A2	3,836
3,250,000		Citigroup, Inc	5.100	09/29/11	Aa1	3,198
4,350,000		Citigroup, Inc	5.250	02/27/12	Aa1	4,295
18,500,000		Citigroup, Inc	5.125	05/05/14	Aa1	17,872
6,655,000		Citigroup, Inc	5.000	09/15/14	Aa2	6,325
3,000,000		Citigroup, Inc	5.850	12/11/34	Aa1	2,867
3,650,000	g,i	Credit Agricole S.A.	6.637	12/30/49	Aa3	3,548
41,800,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	38,302
4,000,000		FIA Card Services NA	5.375	01/15/08	Aaa	3,999
4,000,000	e	FIA Card Services NA	4.625	08/03/09	Aaa	3,939
3,000,000		Golden West Financial Corp	4.125	08/15/07	Aa3	2,996
3,500,000		Golden West Financial Corp	4.750	10/01/12	Aa3	3,369
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A3	1,958
7,000,000		HSBC Bank USA NA	4.625	04/01/14	Aa3	6,541
3,500,000	i	Huntington Capital III	6.650	05/15/37	Baa1	3,348
3,600,000	i	ING Groep NV	5.775	12/30/49	A1	3,471
1,000,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	1,063
4,500,000	e	JPMorgan Chase & Co	4.500	01/15/12	Aa2	4,308
5,500,000		JPMorgan Chase & Co	5.750	01/02/13	Aa3	5,500
4,000,000		KeyBank NA	5.000	07/17/07	A1	3,999
2,000,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	1,996
5,700,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	5,549
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	4,070
3,250,000		Popular North America, Inc	5.650	04/15/09	A2	3,243
4,250,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	3,979
2,500,000		Regions Financial Corp	6.375	05/15/12	A2	2,568
2,250,000	g,i	Societe Generale	5.922	12/30/49	A1	2,178
2,000,000		Union Bank of California NA	5.950	05/11/16	A1	1,989
2,500,000		US Bank NA	5.700	12/15/08	Aa2	2,508
5,000,000		US Bank NA	6.300	02/04/14	Aa2	5,140
12,750,000		Wachovia Bank NA	4.800	11/01/14	Aa2	11,988
2,050,000		Wachovia Bank NA	5.850	02/01/37	Aa2	1,930
6,050,000		Wachovia Corp	5.300	10/15/11	Aa3	5,988
4,500,000		Wachovia Corp	5.250	08/01/14	A1	4,350
7,000,000		Wachovia Corp	5.750	06/15/17	Aa3	6,921
4,500,000		Washington Mutual Bank	5.500	01/15/13	A2	4,409
2,150,000		Washington Mutual, Inc	5.500	08/24/11	A2	2,130
3,500,000	e	Wells Fargo & Co	4.875	01/12/11	Aa1	3,433
4,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	3,969
8,500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	8,751
7,500,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	7,029
6,000,000	e	Wells Fargo Bank NA	5.950	08/26/36	Aa1	5,880
		TOTAL DEPOSITORY INSTITUTIONS				272,887

ELECTRIC, GAS, AND SANITARY SERVICES - 1.79%
2,000,000	e	AGL Capital Corp	6.000	10/01/34	Baa1	1,866
2,500,000		Atmos Energy Corp	4.000	10/15/09	Baa3	2,415
4,500,000		Carolina Power & Light Co	5.125	09/15/13	A2	4,361
2,750,000		Carolina Power & Light Co	5.700	04/01/35	A2	2,561
4,250,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	4,636
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	3,419
5,350,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	5,243

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,750,000		Commonwealth Edison Co	3.700%	02/01/08	Baa2	$2,718
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa1	3,582
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa1	4,040
9,000,000		FirstEnergy Corp	6.450	11/15/11	Baa3	9,265
3,400,000		Florida Power & Light Co	4.850	02/01/13	Aa3	3,274
3,500,000		Florida Power Corp	4.500	06/01/10	A2	3,406
4,000,000	i	FPL Group Capital, Inc	6.350	10/01/66	A3	3,869
4,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	3,883
3,000,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	3,017
3,500,000		Nevada Power Co	6.650	04/01/36	Ba1	3,512
4,750,000		Nevada Power Co	6.750	07/01/37	Ba1	4,822
2,250,000		Northern States Power Co	6.250	06/01/36	A2	2,293
2,500,000		Northern States Power-Minnesota	5.250	07/15/35	A2	2,214
2,500,000	e	Ohio Edison Co	4.000	05/01/08	Baa2	2,469
3,500,000		Ohio Power Co	5.300	11/01/10	A3	3,472
4,075,000		ONEOK Partners LP	5.900	04/01/12	Baa2	4,098
6,000,000	e	Pacific Gas & Electric Co	4.200	03/01/11	Baa1	5,729
3,500,000		Pacific Gas & Electric Co	5.800	03/01/37	Baa1	3,267
2,000,000		Public Service Co of Colorado	7.875	10/01/12	A3	2,202
2,500,000		Public Service Co of Colorado	5.500	04/01/14	A3	2,467
2,250,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	2,204
2,750,000	e	Southern California Edison Co	6.000	01/15/34	A2	2,729
3,250,000		Southern California Edison Co	5.350	07/15/35	A2	2,938
5,000,000		Southwestern Public Service Co	6.000	10/01/36	Baa1	4,751
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	Baa1	2,025
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	4,289
2,000,000		Waste Management, Inc	7.750	05/15/32	Baa3	2,206
1,500,000		Westar Energy, Inc	6.000	07/01/14	Baa2	1,506
3,000,000		Wisconsin Electric Power Co	5.625	05/15/33	A1	2,805
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				123,553

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.09%
2,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	2,441
4,000,000		Emerson Electric Co	4.500	05/01/13	A2	3,774
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				6,215

FOOD AND KINDRED PRODUCTS - 0.60%
3,278,000		Archer-Daniels-Midland Co	7.125	03/01/13	A2	3,491
4,000,000		Bottling Group LLC	4.625	11/15/12	Aa2	3,837
1,750,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	1,711
2,750,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	2,518
3,500,000		Companhia Brasileira de Bebidas	8.750	09/15/13	Baa1	3,972
5,000,000		Coors Brewing Co	6.375	05/15/12	Baa2	5,150
5,000,000		Diageo Capital plc	5.125	01/30/12	A3	4,895
2,500,000	g	Foster's Finance Corp	4.875	10/01/14	Baa2	2,325
3,000,000		Kellogg Co	7.450	04/01/31	A3	3,407
4,000,000		Kraft Foods, Inc	6.500	11/01/31	Baa1	3,873
5,000,000		Reynolds American, Inc	6.500	07/15/10	Ba1	5,090
1,250,000		WM Wrigley Jr Co	4.650	07/15/15	A1	1,159
		TOTAL FOOD AND KINDRED PRODUCTS				41,428

FOOD STORES - 0.15%
2,000,000		Delhaize America, Inc	8.125	04/15/11	Baa3	2,173
3,500,000	e	Kroger Co	7.250	06/01/09	Baa2	3,600

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,500,000		Kroger Co	6.800%	04/01/11	Baa2	$2,581
2,325,000		Safeway, Inc	4.125	11/01/08	Baa2	2,281
		TOTAL FOOD STORES				10,635

FORESTRY - 0.04%
2,665,000		Weyerhaeuser Co	5.950	11/01/08	Baa2	2,678
		TOTAL FORESTRY				2,678

GENERAL BUILDING CONTRACTORS - 0.05%
3,000,000		DR Horton, Inc	9.750	09/15/10	Ba1	3,251
		TOTAL GENERAL BUILDING CONTRACTORS				3,251

GENERAL MERCHANDISE STORES - 0.37%
1,750,000		JC Penney Corp, Inc	5.750	02/15/18	Baa3	1,692
10,000,000		Target Corp	5.375	05/01/17	A1	9,590
7,000,000	e	Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	6,771
7,750,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	7,434
		TOTAL GENERAL MERCHANDISE STORES				25,487

HEALTH SERVICES - 0.05%
3,500,000	e	Quest Diagnostics, Inc	6.400	07/01/17	Baa3	3,533
		TOTAL HEALTH SERVICES				3,533

HOLDING AND OTHER INVESTMENT OFFICES - 0.50%
3,750,000		Archstone-Smith Trust	5.750	03/15/16	Baa1	3,747
3,500,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	3,366
5,000,000		Brookfield Asset Management, Inc	7.125	06/15/12	Baa2	5,253
4,000,000		Colonial Properties Trust	6.250	06/15/14	Baa3	4,038
4,500,000		iStar Financial, Inc	5.150	03/01/12	Baa2	4,336
3,650,000		iStar Financial, Inc	5.700	03/01/14	Baa2	3,561
5,000,000		iStar Financial, Inc	5.850	03/15/17	Baa2	4,768
2,825,000		Simon Property Group LP	5.600	09/01/11	A3	2,824
2,310,000	e	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	2,443
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				34,336

HOTELS AND OTHER LODGING PLACES - 0.03%
1,750,000		MGM Mirage	6.000	10/01/09	Ba2	1,735
		TOTAL HOTELS AND OTHER LODGING PLACES				1,735

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.28%
5,000,000	g	Atlas Copco AB	5.600	05/22/17	A3	4,872
5,500,000	e	Caterpillar, Inc	6.050	08/15/36	A2	5,405
2,500,000	e	Hewlett-Packard Co	5.250	03/01/12	A2	2,470
5,400,000		Hewlett-Packard Co	5.400	03/01/17	A2	5,214
1,500,000		Kennametal, Inc	7.200	06/15/12	Baa3	1,561
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				19,522

INSTRUMENTS AND RELATED PRODUCTS - 0.13%
3,000,000		Johnson & Johnson	3.800	05/15/13	Aaa	2,767
5,000,000	e	Medtronic, Inc	4.750	09/15/15	A1	4,633
2,000,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,845
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				9,245

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

INSURANCE CARRIERS - 1.18%
$ 6,250,000		Aetna, Inc	6.625%	06/15/36	A3	$6,345
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	Aa2	5,121
4,250,000		Allstate Corp	5.000	08/15/14	A1	4,075
5,000,000		American International Group, Inc	5.050	10/01/15	Aa2	4,788
6,000,000	i	Chubb Corp	6.375	03/29/37	A3	5,834
3,750,000		Chubb Corp	6.000	05/11/37	A2	3,586
4,000,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa2	4,269
3,750,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	3,411
2,750,000	e,i	Lincoln National Corp	6.050	04/20/67	Baa2	2,626
4,000,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	3,923
3,000,000	e	Metlife, Inc	5.375	12/15/12	A2	2,969
5,000,000		Metlife, Inc	5.000	06/15/15	A2	4,751
2,500,000		Metlife, Inc	5.700	06/15/35	A2	2,311
3,000,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	2,932
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	5,383
3,000,000		Prudential Financial, Inc	5.800	06/15/12	A3	3,019
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	A1	3,117
4,000,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	3,954
5,000,000		WellPoint, Inc	6.375	01/15/12	Baa1	5,117
1,800,000		WellPoint, Inc	5.875	06/15/17	Baa1	1,781
2,250,000		WellPoint, Inc	5.850	01/15/36	Baa1	2,051
		TOTAL INSURANCE CARRIERS				81,363

METAL MINING - 0.13%
5,900,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	5,532
3,500,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	3,267
		TOTAL METAL MINING				8,799

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
3,250,000	e,g	Controladora Mabe S.A. C.V.	6.500	12/15/15	N/R	3,258
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				3,258

MISCELLANEOUS RETAIL - 0.16%
2,500,000		CVS Caremark Corp	5.750	08/15/11	Baa2	2,498
9,000,000		CVS Caremark Corp	5.750	06/01/17	Baa2	8,683
		TOTAL MISCELLANEOUS RETAIL				11,181

MOTION PICTURES - 0.54%
2,500,000		Historic TW, Inc	6.625	05/15/29	Baa2	2,429
4,250,000		News America, Inc	7.625	11/30/28	Baa2	4,601
7,000,000	g	News America, Inc	6.150	03/01/37	Baa2	6,449
3,000,000		Time Warner, Inc	5.500	11/15/11	Baa2	2,968
16,250,000		Time Warner, Inc	6.875	05/01/12	Baa2	16,955
3,750,000		Walt Disney Co	5.700	07/15/11	A2	3,780
		TOTAL MOTION PICTURES				37,182

NONDEPOSITORY INSTITUTIONS - 3.36%
3,500,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	3,466
52,000,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	52,176
4,650,000		Boeing Capital Corp Ltd	6.100	03/01/11	A2	4,755
6,500,000		Capital One Financial Corp	5.700	09/15/11	A3	6,471
3,000,000		Capital One Financial Corp	5.500	06/01/15	A3	2,882
4,500,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	4,373

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,750,000		CIT Group Funding Co of Canada	5.200%	06/01/15	A2	$3,489
6,000,000		CIT Group, Inc	5.400	02/13/12	A2	5,878
7,500,000		CIT Group, Inc	5.850	09/15/16	A2	7,230
9,000,000		Ford Motor Credit Co	5.700	01/15/10	B1	8,598
6,000,000		Ford Motor Credit Co	9.875	08/10/11	B1	6,298
4,000,000		Ford Motor Credit Co	7.800	06/01/12	B1	3,902
27,750,000		General Electric Capital Corp	5.500	06/04/14	Aaa	27,430
11,750,000		General Motors Acceptance Corp LLC	5.625	05/15/09	Ba1	11,488
10,500,000		General Motors Acceptance Corp LLC	6.625	05/15/12	Ba1	10,140
3,000,000	e,g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	2,812
10,000,000		HSBC Finance Corp	5.250	01/14/11	Aa3	9,880
10,000,000	e	HSBC Finance Corp	5.900	06/19/12	Aa3	10,056
4,000,000		HSBC Finance Corp	5.250	04/15/15	Aa3	3,808
5,000,000		HSBC Finance Corp	5.000	06/30/15	Aa3	4,671
1,500,000		HSBC Finance Corp	5.500	01/19/16	Aa3	1,443
1,750,000		International Lease Finance Corp	5.450	03/24/11	A1	1,738
5,250,000		International Lease Finance Corp	5.650	06/01/14	A1	5,190
2,000,000		John Deere Capital Corp	4.500	08/25/08	A2	1,980
1,900,000		John Deere Capital Corp	7.000	03/15/12	A2	2,008
4,000,000		MBNA Corp	6.125	03/01/13	Aa1	4,067
5,000,000		Residential Capital LLC	6.125	11/21/08	Baa3	4,960
3,150,000		Residential Capital LLC	6.500	06/01/12	Baa3	3,069
10,375,000		Residential Capital LLC	6.500	04/17/13	Baa3	10,020
4,750,000		SLM Corp	5.400	10/25/11	A2	4,358
3,500,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	3,406
		TOTAL NONDEPOSITORY INSTITUTIONS				232,042

OIL AND GAS EXTRACTION - 1.31%
2,000,000		Anadarko Finance Co	6.750	05/01/11	Baa3	2,066
6,500,000		Apache Corp	6.000	01/15/37	A3	6,200
3,000,000		Baker Hughes, Inc	6.875	01/15/29	A2	3,240
3,500,000		BJ Services Co	5.750	06/01/11	Baa1	3,490
2,000,000		Burlington Resources Finance Co	6.400	08/15/11	A2	2,065
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	A2	8,715
6,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	6,159
4,000,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	4,167
2,500,000		Enterprise Products Operating LP	4.625	10/15/09	Baa3	2,450
4,000,000		Equitable Resources, Inc	5.150	11/15/12	A2	3,872
3,000,000		Kerr-McGee Corp	6.950	07/01/24	Baa3	3,113
2,300,000	g	Lukoil International Finance BV	6.356	06/07/17	Baa2	2,231
4,250,000		Nexen, Inc	5.050	11/20/13	Baa2	4,053
7,150,000	e	Nexen, Inc	5.650	05/15/17	Baa2	6,877
4,250,000		PC Financial Partnership	5.000	11/15/14	Baa2	3,992
4,000,000		Petro-Canada	5.950	05/15/35	Baa2	3,691
3,000,000		Plains All American Pipeline LP	5.625	12/15/13	Baa3	2,936
4,500,000	g	TNK-BP Finance S.A.	6.625	03/20/17	Baa2	4,360
6,650,000	g	Weatherford International, Inc	5.950	06/15/12	Baa1	6,710
4,500,000	g	Weatherford International, Inc	6.800	06/15/37	Baa1	4,589
5,000,000	e	XTO Energy, Inc	6.250	04/15/13	Baa2	5,089
		TOTAL OIL AND GAS EXTRACTION				90,065

OTHER MORTGAGE BACKED SECURITIES - 7.09%
10,000,000	i	Banc of America Commercial Mortgage, Inc
		Series 2004-4 (Class A6)	4.877	07/10/42	N/R	9,496
13,955,000	i	Banc of America Commercial Mortgage, Inc
		Series 2005-1 (Class B)	5.143	11/10/42	N/R	13,399

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 1,630,000	i	Banc of America Commercial Mortgage, Inc
		Series 2005-5 (Class AJ)	5.330%	10/10/45	Aaa	$1,558
2,650,000	i	Banc of America Commercial Mortgage, Inc
		Series 2005-6 (Class AJ)	5.353	09/10/47	Aaa	2,539
3,000,000	i	Banc of America Commercial Mortgage, Inc
		Series 2006-2 (Class A4)	5.930	05/10/45	N/R	2,991
6,000,000	e	Banc of America Commercial Mortgage, Inc
		Series 2006-5 (Class A4)	5.414	09/10/47	Aaa	5,810
11,914,782		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	11,922
634,544		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500	09/25/19	Aaa	630
9,225,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2005-PW10 (Class AJ)	5.615	12/11/40	Aaa	9,000
8,000,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-PW11 (Class A4)	5.625	03/11/39	N/R	7,838
5,300,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-PW12 (Class A4)	5.895	09/11/38	Aaa	5,276
13,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW13 (Class A4)	5.540	09/11/41	N/R	12,712
6,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW14 (Class A4)	5.201	12/11/38	N/R	5,712
3,000,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-T22 (Class A4)	5.633	04/12/38	Aaa	2,953
8,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	7,824
5,000,000		Citigroup/Deutsche Bank Commercial Mortgage
		Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	4,911
41,708,382		Citimortgage Alternative Loan Trust Series 2006-A1
		(Class 2A1)	5.250	03/25/21	Aaa	40,496
12,233,293		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	N/R	12,088
8,000,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2006-C1 (Class A4)	5.609	02/15/39	N/R	7,846
5,400,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2006-C2 (Class A3)	5.847	03/15/39	Aaa	5,350
8,700,000		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	8,441
11,000,000		Credit Suisse Mortgage Capital Certificates
		Series 2006-C5 (Class A3)	5.311	12/15/39	Aaa	10,546
14,000,000	i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	5.510	05/15/23	Aaa	14,011
14,000,000		CS First Boston Mortgage Securities Corp
		Series 2001-CP4 (Class A4)	6.180	12/15/35	Aaa	14,256
15,765,502		CS First Boston Mortgage Securities Corp
		Series 2005-5 (Class 7A1)	6.000	07/25/35	Aaa	15,536
2,726,861		First Horizon Asset Securities, Inc Series 2003-9
		(Class 1A4)	5.500	11/25/33	N/R	2,709
21,000,000		GE Capital Commercial Mortgage Corp Series 2003-C2
		(Class A4)	5.145	07/10/37	Aaa	20,405
18,000,000	i	Greenwich Capital Commercial Funding Corp
		Series 2004-GG1 (Class A7)	5.317	06/10/36	Aaa	17,584
10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK
		(Class BFL)	5.800	05/03/18	Aaa	10,145
6,350,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	6,211

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 14,250,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2002-C1 (Class A3)	5.376%	07/12/37	Aaa	$14,091
10,550,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	10,195
10,500,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-LD11 (Class AJ)	6.007	06/15/49	Aaa	10,355
6,400,000		LB-UBS Commercial Mortgage Trust Series 2005-C3
		(Class A2)	4.553	07/15/30	Aaa	6,253
4,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-C5
		(Class AJ)	5.057	09/15/40	N/R	3,786
3,600,000	i	LB-UBS Commercial Mortgage Trust Series 2006-C4
		(Class A4)	6.097	06/15/38	Aaa	3,626
4,806,846		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	4,716
5,400,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	5,209
2,500,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (ClassA4)	5.843	05/12/39	N/R	2,482
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.608	02/12/39	N/R	4,593
19,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	N/R	18,716
12,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class A2)	5.440	01/25/36	Aaa	11,996
15,600,000		Morgan Stanley Capital I Series 2006-HQ10 (Class A4)	5.328	11/12/41	Aaa	15,005
8,000,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.641	03/12/44	Aaa	7,820
4,587,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	N/R	4,544
7,500,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class A4)	5.945	10/15/42	N/R	7,469
6,200,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.949	10/15/42	N/R	6,126
2,700,000	i	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	2,585
5,000,000	i	Morgan Stanley Capital I Series 2006-T23 (Class A4)	5.983	08/12/41	N/R	5,020
4,000,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2005-C20 (Class A7)	5.118	07/15/42	Aaa	3,824
10,000,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2006-C24 (Class A3)	5.558	03/15/45	Aaa	9,794
14,006,985		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	N/R	13,463
5,865,212		Wells Fargo Mortgage Backed Securities Trust
		Series 2004-7 (Class 1A1)	4.500	07/25/19	N/R	5,521
22,223,576		Wells Fargo Mortgage Backed Securities Trust
		Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	21,746
		TOTAL OTHER MORTGAGE BACKED SECURITIES				489,130

PAPER AND ALLIED PRODUCTS - 0.08%
3,150,000		Bemis Co, Inc	4.875	04/01/12	Baa1	3,033
2,310,000		Cenveo Corp	7.875	12/01/13	B3	2,264
		TOTAL PAPER AND ALLIED PRODUCTS				5,297

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
PETROLEUM AND COAL PRODUCTS - 0.24%
$ 7,000,000	e	Conoco Funding Co	6.350%	10/15/11	A1	$7,224
2,000,000		ConocoPhillips	5.900	10/15/32	A1	1,949
4,500,000	e,i	Enterprise Products Operating LP	8.375	08/01/66	Ba1	4,803
2,500,000		Valero Energy Corp	6.625	06/15/37	Baa3	2,496
						16,472

PIPELINES, EXCEPT NATURAL GAS - 0.38%
3,000,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	2,988
3,500,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	3,441
4,000,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	3,899
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875	06/01/13	Baa3	1,975
2,000,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	1,977
3,000,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	2,947
3,750,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	3,416
2,750,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	2,605
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	A3	2,627
		TOTAL PIPELINES, EXCEPT NATURAL GAS				25,875

PRIMARY METAL INDUSTRIES - 0.01%
1,000,000		Corning, Inc	5.900	03/15/14	Baa1	1,003
		TOTAL PRIMARY METAL INDUSTRIES				1,003

PRINTING AND PUBLISHING - 0.10%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,485
2,300,000	e	Idearc, Inc	8.000	11/15/16	B2	2,323
2,806,000		Morris Publishing Group LLC	7.000	08/01/13	B1	2,455
		TOTAL PRINTING AND PUBLISHING				7,263

RAILROAD TRANSPORTATION - 0.48%
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	3,886
3,700,000		Burlington Northern Santa Fe Corp	5.650	05/01/17	Baa1	3,596
4,000,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	3,863
3,500,000		Canadian National Railway Co	4.400	03/15/13	A3	3,268
3,500,000		Canadian National Railway Co	6.200	06/01/36	A3	3,441
4,000,000		CSX Corp	6.000	10/01/36	Baa3	3,711
2,056,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,866
1,044,000		Norfolk Southern Corp	7.250	02/15/31	Baa1	1,123
5,000,000		Union Pacific Corp	5.750	10/15/07	Baa2	5,003
3,000,000		Union Pacific Corp	6.500	04/15/12	Baa2	3,087
		TOTAL RAILROAD TRANSPORTATION				32,844

REAL ESTATE - 0.02%
1,750,000	g,i	USB Realty Corp	6.091	12/30/49	A1	1,717
		TOTAL REAL ESTATE				1,717

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.03%
1,750,000	g	Sealed Air Corp	5.375	04/15/08	Baa3	1,740
		TOTAL RUBBER AND MISCELLANEOUS
		PLASTIC PRODUCTS				1,740

SECURITY AND COMMODITY BROKERS - 1.49%
4,000,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	3,903
7,900,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa1	7,883
3,000,000		Franklin Resources, Inc	3.700	04/15/08	A1	2,962

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 4,900,000	i	Goldman Sachs Capital II	5.793%	12/30/49	A2	$4,782
2,750,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	2,697
3,250,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	3,198
2,000,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	1,889
3,750,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	3,661
7,000,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	6,703
5,000,000		Goldman Sachs Group, Inc	5.950	01/15/27	A1	4,726
3,150,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	3,086
6,750,000	e	Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	6,628
2,500,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	2,341
4,250,000	e	Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	4,063
5,500,000	e	Merrill Lynch & Co, Inc	5.700	05/02/17	A1	5,295
5,500,000		Merrill Lynch & Co, Inc	6.110	01/29/37	A1	5,167
10,000,000		Morgan Stanley	3.625	04/01/08	Aa3	9,863
5,000,000		Morgan Stanley	5.750	10/18/16	Aa3	4,856
7,250,000		Morgan Stanley	5.450	01/09/17	Aa3	6,873
9,250,000	e	Morgan Stanley	5.550	04/27/17	Aa3	8,824
3,500,000	e	Morgan Stanley	6.250	08/09/26	Aa3	3,470
		TOTAL SECURITY AND COMMODITY BROKERS				102,870

TRANSPORTATION BY AIR - 0.14%
5,000,000		Continental Airlines, Inc	6.563	02/15/12	Aaa	5,156
4,600,000		FedEx Corp	5.500	08/15/09	Baa2	4,593
		TOTAL TRANSPORTATION BY AIR				9,749

TRANSPORTATION EQUIPMENT - 0.60%
3,250,000		DaimlerChrysler NA Holding Corp	5.875	03/15/11	Baa1	3,266
7,400,000		DaimlerChrysler NA Holding Corp	5.750	09/08/11	Baa1	7,408
4,000,000		DaimlerChrysler NA Holding Corp	6.500	11/15/13	Baa1	4,130
4,250,000		General Dynamics Corp	3.000	05/15/08	A2	4,165
7,500,000		Honeywell International, Inc	5.700	03/15/37	A2	6,910
3,500,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	3,491
4,000,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	4,753
2,500,000		United Technologies Corp	7.500	09/15/29	A2	2,900
4,750,000		United Technologies Corp	6.050	06/01/36	A2	4,713
		TOTAL TRANSPORTATION EQUIPMENT				41,736

WHOLESALE TRADE-DURABLE GOODS - 0.15%
3,000,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	2,982
3,500,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	3,477
4,050,000		Vale Overseas Ltd	6.875	11/21/36	Baa3	4,064
		TOTAL WHOLESALE TRADE-DURABLE
		GOODS				10,523

WHOLESALE TRADE-NONDURABLE GOODS - 0.21%
3,000,000		Procter & Gamble Co	4.950	08/15/14	Aa3	2,890
12,000,000		Procter & Gamble Co	5.550	03/05/37	Aa3	11,313
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				14,203

		TOTAL CORPORATE BONDS				2,798,880
		(Cost $2,841,309)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

GOVERNMENT BONDS - 57.55%

AGENCY SECURITIES - 8.16%
$ 5,754,117		Cal Dive I- Title XI, Inc	4.930%	02/01/27	N/R	$5,376
11,200,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	10,990
11,200,000	e	FFCB	4.125	04/15/09	Aaa	11,003
19,150,000	e	FFCB	5.375	07/18/11	Aaa	19,230
26,160,000	e	Federal Home Loan Mortgage Corp (FHLMC)	4.000	08/17/07	Aaa	26,113
7,500,000		FHLMC	5.125	10/24/07	Aaa	7,493
9,800,000		FHLMC	4.375	11/16/07	Aaa	9,764
15,000,000		FHLMC	3.500	05/21/08	Aaa	14,765
27,700,000	e	FHLMC	5.000	09/16/08	Aaa	27,632
20,000,000		FHLMC	5.000	06/11/09	Aaa	19,934
19,000,000		FHLMC	4.875	02/09/10	Aaa	18,858
15,900,000		FHLMC	4.750	01/18/11	Aaa	15,649
36,399,000	e	FHLMC	5.875	03/21/11	Aa2	37,040
14,000,000	e	FHLMC	6.000	06/15/11	Aaa	14,362
22,500,000	e	FHLMC	5.250	07/18/11	Aaa	22,488
15,000,000		FHLMC	5.500	08/20/12	Aaa	15,118
7,800,000		FHLMC	5.750	06/27/16	Aa2	7,870
5,000,000		Federal National Mortgage Association (FNMA)	3.750	07/06/07	Aaa	4,999
8,280,000		FNMA	3.750	08/15/07	Aaa	8,263
5,000,000		FNMA	3.375	09/07/07	Aaa	4,982
31,500,000		FNMA	5.250	12/03/07	Aaa	31,482
79,000,000		FNMA	6.000	05/15/08	Aaa	79,445
70,000,000	e	FNMA	5.000	09/15/08	Aaa	69,830
1,350,000		FNMA	4.250	01/19/10	Aaa	1,319
7,200,000	e	FNMA	7.125	06/15/10	Aaa	7,572
8,000,000		FNMA	5.000	10/15/11	Aaa	7,914
15,000,000	e	FNMA	5.375	06/12/17	Aaa	14,879
3,000,000		Housing Urban Development	5.380	08/01/18	N/R	2,950
2,500,000	j	Overseas Private Investment Corp	0.000	07/31/11	N/R	2,508
3,189,375		Overseas Private Investment Corp	3.420	01/15/15	N/R	3,006
3,540,000		Private Export Funding Corp	5.870	07/31/08	Aaa	3,563
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,046
13,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	12,816
7,000,000		Private Export Funding Corp	4.550	05/15/15	Aaa	6,617
500,000		Private Export Funding Corp	4.950	11/15/15	Aaa	480
10,825,000		Private Export Funding Corp	5.000	12/15/16	Aaa	10,466
5,195,312		Totem Ocean Trailer Express, Inc	4.514	12/18/19	N/R	4,861
		TOTAL AGENCY SECURITIES				562,683

FOREIGN GOVERNMENT BONDS - 2.82%
3,500,000		African Development Bank	3.250	08/01/08	Aaa	3,431
10,000,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	9,881
4,000,000		Chile Government International Bond	5.500	01/15/13	A2	3,960
3,500,000	e	China Development Bank	5.000	10/15/15	A2	3,344
2,000,000	e	Development Bank of Japan	4.250	06/09/15	Aaa	1,845
4,660,000		Eksportfinans A/S	5.000	02/14/12	Aaa	4,613
3,500,000		European Investment Bank	4.875	02/15/36	Aaa	3,139
4,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	3,874
7,000,000	e	Federative Republic of Brazil	6.000	01/17/17	Ba2	6,860
30,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	29,605
5,000,000		International Finance Corp	5.125	05/02/11	Aaa	4,981
9,000,000		Israel Government International Bond	5.500	11/09/16	A2	8,774
4,400,000		Italy Government International Bond	5.375	06/12/17	N/R	4,353
4,000,000		Italy Government International Bond	6.875	09/27/23	Aa2	4,448
5,000,000		Korea Development Bank	5.750	09/10/13	Aa3	5,013

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,500,000		Kreditanstalt fuer Wiederaufbau	5.250%	05/19/09	Aaa	$3,509
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	4,136
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	4,890
5,900,000		Mexico Government International Bond	6.375	01/16/13	Baa1	6,115
6,152,000	e	Mexico Government International Bond	5.875	01/15/14	Baa1	6,210
8,000,000	e	Mexico Government International Bond	6.750	09/27/34	Baa1	8,543
5,400,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,216
13,000,000		Province of British Columbia Canada	5.375	10/29/08	Aaa	13,029
3,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	2,939
7,400,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	7,318
5,000,000		Province of Ontario	5.500	10/01/08	Aa1	5,017
7,650,000	e	Province of Ontario	4.750	01/19/16	Aa1	7,323
2,250,000	e	Province of Quebec Canada	5.125	11/14/16	Aa2	2,189
6,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	7,326
2,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	2,250
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	7,432
2,750,000	e	Turkey Government International Bond	7.375	02/05/25	Ba3	2,815
		TOTAL FOREIGN GOVERNMENT BONDS				194,378

MORTGAGE BACKED SECURITIES - 35.09%
30,432,274		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		30,621
11,720,000		FHLMC	4.000	09/15/18		10,447
3,863,888		FHLMC	5.750	12/15/18		3,831
10,013,000		FHLMC	4.000	04/15/19		8,855
3,500,000		FHLMC	4.000	09/15/19		3,141
25,000,000		FHLMC	5.000	06/15/28		24,409
11,491,832		FHLMC	5.000	06/15/29		11,215
5,040,882		FHLMC	6.000	12/15/30		5,064
19,953,204		FHLMC	5.000	06/15/31		19,229
14,020,000		FHLMC	5.500	05/15/33		13,587
8,870,099		FHLMC	4.500	09/15/35		8,392
12,573,352	i	FHLMC	5.091	02/01/36		12,449
13,427,829	i	FHLMC	5.009	09/01/36		13,349
13,256,263	i	FHLMC	6.146	09/01/36		13,365
22,914,155	i	FHLMC	5.717	02/01/37		22,826
30,855,933	i	FHLMC	5.650	03/01/37		31,012
39,397,750	i	FHLMC	5.803	03/01/37		39,467
21,940,879	i	FHLMC	5.893	04/01/37		22,182
56,000,000	h	FHLMC	6.000	08/15/37		55,422
118,210		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		121
258,186		FGLMC	6.000	04/01/11		261
593,896		FGLMC	7.000	07/01/13		611
2,405,858		FGLMC	6.500	12/01/16		2,458
17,226,524		FGLMC	5.000	09/01/18		16,712
6,413,738		FGLMC	4.500	10/01/18		6,113
3,664,245		FGLMC	4.500	11/01/18		3,493
3,753,917		FGLMC	5.500	01/01/19		3,710
1,736,903		FGLMC	4.000	06/01/19		1,614
5,664,187		FGLMC	4.500	07/01/20		5,378
4,262,820		FGLMC	4.500	08/01/20		4,057
713,543		FGLMC	7.000	10/01/20		740
64,496,239		FGLMC	4.500	06/01/21		61,242
20,400,849		FGLMC	4.500	06/01/21		19,371
86,380		FGLMC	7.000	05/01/23		89
1,140,149		FGLMC	6.000	10/01/23		1,145

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY		VALUE
PRINCIPAL		RATE	DATE	RATING +	(000)
$ 1,151,486	FGLMC	6.000%	11/01/23		$1,156
455,958	FGLMC	8.000	01/01/31		481
76,619	FGLMC	7.000	11/01/31		79
271,553	FGLMC	7.000	12/01/31		280
111,966	FGLMC	7.000	12/01/31		116
93,062	FGLMC	7.000	12/01/31		96
75,677	FGLMC	7.000	12/01/31		78
99,404	FGLMC	7.000	12/01/31		103
283,256	FGLMC	7.000	12/01/31		292
54,716	FGLMC	7.000	01/01/32		56
584,704	FGLMC	8.000	02/01/32		616
5,016,381	FGLMC	5.500	11/01/33		4,861
6,131,925	FGLMC	5.500	12/01/33		5,942
30,036,434	FGLMC	5.500	12/01/33		29,108
78,807,535	FGLMC	5.000	01/01/34		74,257
25,397,304	FGLMC	4.500	10/01/34		23,167
3,120,395	FGLMC	5.500	12/01/34		3,021
12,611,410	FGLMC	4.500	04/01/35		11,490
5,600,946	FGLMC	6.000	05/01/35		5,568
2,859,563	FGLMC	6.000	05/01/35		2,838
5,849,822	FGLMC	6.000	05/01/35		5,806
10,722,687	FGLMC	6.000	05/01/35		10,643
6,001,749	FGLMC	6.000	05/01/35		5,957
5,438,577	FGLMC	6.000	05/01/35		5,398
2,549,541	FGLMC	6.000	05/01/35		2,531
4,445,654	FGLMC	5.500	06/01/35		4,298
6,949,176	FGLMC	5.500	06/01/35		6,718
29,960,872	FGLMC	5.500	06/01/35		28,964
2,666,853	FGLMC	5.500	06/01/35		2,578
7,495,338	FGLMC	6.000	06/01/35		7,440
21,562,704	FGLMC	4.500	08/01/35		19,625
3,427,475	FGLMC	5.000	10/01/35		3,221
17,399,080	FGLMC	5.000	11/01/35		16,352
896,961	FGLMC	6.500	11/01/35		907
4,224,621	FGLMC	6.000	01/01/36		4,189
6,085,013	FGLMC	7.000	01/01/36		6,261
3,675,451	FGLMC	5.500	04/01/36		3,547
4,476,344	FGLMC	6.500	05/01/36		4,524
22,712,651	FGLMC	6.500	10/01/36		22,957
3,388,097	FGLMC	6.500	12/01/36		3,411
62,720,731	FGLMC	5.500	01/01/37		60,524
37,748,302	FGLMC	5.500	04/01/37		36,408
54,574,384	FGLMC	5.500	05/01/37		52,636
69,408	Federal National Mortgage Association (FNMA)	7.500	11/01/10		71
10,788	FNMA	8.000	06/01/11		11
7,758	FNMA	8.000	06/01/11		8
6,146	FNMA	8.000	06/01/11		6
5,839	FNMA	8.000	06/01/11		6
18,881	FNMA	8.000	07/01/11		20
7,679,877	FNMA	4.400	10/01/12		7,301
486,792	FNMA	5.000	06/01/13		478
2,830,573	FNMA	4.440	07/01/13		2,691
4,219,051	FNMA	4.732	10/01/13		4,055
1,859,082	FNMA	4.732	02/01/14		1,785
5,619,546	FNMA	4.440	04/01/14		5,312
671,677	FNMA	7.500	02/01/15		695

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 1,737,088		FNMA	7.500%	04/01/15		$1,796
1,527,749		FNMA	7.500	04/01/15		1,580
41,347		FNMA	6.500	02/01/16		42
139,542		FNMA	6.500	03/01/16		142
63,794		FNMA	6.500	04/01/16		65
13,683,288		FNMA	6.000	06/25/16		13,684
1,508,102		FNMA	6.500	10/01/16		1,541
765,919		FNMA	6.500	11/01/16		783
2,671,261		FNMA	6.500	02/01/18		2,726
6,914,396		FNMA	5.500	03/01/18		6,836
1,217,279		FNMA	5.500	04/01/18		1,204
14,865,400	d	FNMA	5.500	04/01/18		14,697
1,409,870		FNMA	6.500	04/01/18		1,438
330,279		FNMA	5.500	05/01/18		327
20,012,526		FNMA	4.500	12/01/18		19,069
978,495		FNMA	6.000	01/01/19		983
156,599		FNMA	6.000	02/01/19		157
14,968,082		FNMA	5.000	04/01/19		14,502
4,799,819		FNMA	5.500	07/01/20		4,740
194,438		FNMA	8.000	03/01/23		205
7,219,693		FNMA	5.000	12/01/23		6,893
2,114,810		FNMA	5.500	02/01/24		2,068
4,319,882		FNMA	5.500	07/01/24		4,221
582,083		FNMA	8.000	07/01/24		615
6,180,225		FNMA	5.500	08/01/24		6,038
20,345,142	d	FNMA	5.000	10/01/25		19,378
113,434		FNMA	9.000	11/01/25		123
461,525		FNMA	7.000	07/01/32		478
726,370		FNMA	7.000	07/01/32		752
2,306,057		FNMA	5.000	02/01/33		2,172
11,178,211		FNMA	4.500	03/25/33		10,657
2,034,879		FNMA	5.500	06/01/33		1,972
6,548,979		FNMA	4.500	08/01/33		5,974
6,822,043		FNMA	5.000	08/01/33		6,426
11,000,000		FNMA	5.500	08/25/33		10,796
10,845,262		FNMA	4.500	10/01/33		9,894
2,148,522		FNMA	5.000	10/01/33		2,024
6,703,247		FNMA	5.000	10/01/33		6,314
2,792,495		FNMA	5.000	10/01/33		2,630
962,414		FNMA	5.000	11/01/33		907
8,969,461		FNMA	5.000	11/01/33		8,449
9,169,866		FNMA	5.000	11/01/33		8,638
56,958,969		FNMA	5.000	11/01/33		53,653
9,562,321		FNMA	5.500	12/01/33		9,265
1,566,635		FNMA	5.500	12/01/33		1,518
3,889,645		FNMA	5.500	12/01/33		3,769
1,839,751	d	FNMA	5.500	12/01/33		1,782
3,821,800		FNMA	5.500	01/01/34		3,703
7,964,425		FNMA	5.500	01/01/34		7,717
13,015,147		FNMA	5.500	02/01/34		12,610
2,495,949		FNMA	5.000	03/01/34		2,351
20,479,251		FNMA	5.000	03/01/34		19,291
2,688,227		FNMA	5.000	03/01/34		2,532
3,111,425		FNMA	5.000	03/01/34		2,931
7,603,203		FNMA	5.000	03/01/34		7,162
8,568,505		FNMA	5.500	03/01/34		8,296

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 20,128,547		FNMA	5.000%	04/01/34		$18,940
91,554,029		FNMA	5.000	08/01/34		86,146
5,834,745		FNMA	5.500	09/01/34		5,649
4,084,058		FNMA	5.500	09/01/34		3,954
6,080,117		FNMA	5.500	09/01/34		5,887
2,766,502		FNMA	5.500	10/01/34		2,678
4,092,803		FNMA	5.500	10/01/34		3,963
9,730,650		FNMA	5.500	10/25/34		9,405
19,853,082		FNMA	5.500	12/01/34		19,221
7,750,284		FNMA	5.500	01/01/35		7,504
90,510,226		FNMA	5.500	02/01/35		87,695
33,159,907		FNMA	5.500	04/01/35		32,105
5,371,263		FNMA	5.500	04/01/35		5,194
21,610,733		FNMA	5.500	05/01/35		20,896
7,326,506		FNMA	6.000	05/01/35		7,261
1,159,630		FNMA	5.500	06/01/35		1,121
3,133,610		FNMA	5.500	06/01/35		3,030
2,775,711		FNMA	5.500	06/01/35		2,684
4,847,920		FNMA	5.500	06/01/35		4,688
1,860,398		FNMA	5.500	06/01/35		1,799
690,712		FNMA	7.500	06/01/35		715
2,392,919		FNMA	5.500	07/01/35		2,314
3,240,327		FNMA	6.000	07/01/35		3,211
15,132,626	d	FNMA	5.500	09/01/35		14,632
36,381,745		FNMA	5.500	09/01/35		35,250
15,291,560		FNMA	5.000	10/01/35		14,367
10,259,272		FNMA	5.500	11/01/35		9,920
14,976,740	i	FNMA	5.748	02/01/36		15,106
13,248,615		FNMA	5.500	04/01/36		12,811
19,859,425	i	FNMA	5.824	06/01/36		19,946
2,055,208		FNMA	6.000	06/01/36		2,034
10,107,719	i	FNMA	5.949	07/01/36		10,160
17,078,851		FNMA	6.000	10/01/36		16,906
67,745,371	i	FNMA	5.896	11/01/36		68,020
11,204,705		FNMA	6.500	12/01/36		11,268
9,975,162		FNMA	7.000	04/01/37		10,242
61,844,647		FNMA	6.000	06/01/37		61,207
213,000,000	h	FNMA	6.000	08/25/37		210,537
165,000,000	h	FNMA	6.500	08/25/37		166,392
3,468		Government National Mortgage Association (GNMA)	8.500	10/15/09		4
22,879		GNMA	8.500	12/15/09		24
23,258		GNMA	8.500	12/15/09		24
103,407		GNMA	9.000	12/15/09		107
31,532		GNMA	8.500	01/15/10		33
11,786		GNMA	8.500	01/15/10		12
30,805		GNMA	9.000	06/15/16		33
6,293		GNMA	9.000	09/15/16		7
5,697		GNMA	9.000	09/15/16		6
18,291		GNMA	9.000	09/15/16		20
23,844		GNMA	9.000	11/15/16		26
9,009		GNMA	9.000	12/15/16		10
12,401		GNMA	9.000	12/15/16		13
192,547		GNMA	9.500	12/15/16		208
13,956		GNMA	9.000	06/15/20		15
92,398		GNMA	8.000	06/15/24		98

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 149,062		GNMA	8.500%	11/20/30		$160
105,298		GNMA	8.500	12/20/30		113
2,965,250		GNMA	5.500	11/20/33		2,879
11,628,019		GNMA	5.500	03/20/35		11,280
7,382,077		GNMA	5.500	12/20/35		7,161
68,000,000	h	GNMA	5.500	08/15/37		65,939
		TOTAL MORTGAGE BACKED SECURITIES				2,420,463

MUNICIPAL BONDS - 0.03%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15		1,919
		TOTAL MUNICIPAL BONDS				1,919

U.S. TREASURY SECURITIES - 11.45%
282,505,000	d,e	United States Treasury Bond	8.000	11/15/21		361,612
44,400,000	e	United States Treasury Bond	5.250	02/15/29		44,752
3,861,000	e	United States Treasury Bond	5.375	02/15/31		3,970
4,354,000	e	United States Treasury Bond	4.500	02/15/36		3,946
1,476,000	e	United States Treasury Bond	4.750	02/15/37		1,393
900,000	e	United States Treasury Note	4.375	01/31/08		897
16,000,000	e	United States Treasury Note	5.125	06/30/08		16,016
49,435,000	e	United States Treasury Note	5.000	07/31/08		49,431
16,850,000	e	United States Treasury Note	4.875	10/31/08		16,830
15,025,000	e	United States Treasury Note	4.625	11/15/09		14,936
64,260,000	e	United States Treasury Note	4.625	02/29/12		63,454
16,250,000	e	United States Treasury Note	4.500	03/31/12		15,951
45,069,000	e	United States Treasury Note	4.750	05/31/12		44,719
22,500,000		United States Treasury Note	4.875	06/30/12		22,438
116,485,000	e	United States Treasury Note	4.500	05/15/17		111,716
50,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		17,654
		TOTAL U.S. TREASURY SECURITIES				789,715

		TOTAL GOVERNMENT BONDS				3,969,158
		(Cost $4,033,078)

		TOTAL BONDS				6,768,038
		(Cost $6,874,387)
SHARES

PREFERRED STOCKS - 0.05%

DEPOSITORY INSTITUTIONS - 0.05%
134,000		Bank of America Corp				3,452
		TOTAL DEPOSITORY INSTITUTIONS				3,452

		TOTAL PREFERRED STOCKS				3,452
		(Cost $3,350)

TIAA-CREF MUTUAL FUNDS - 0.06%

426,793	a	TIAA-CREF Institutional High Yield Fund II				4,268

		TOTAL TIAA-CREF MUTUAL FUNDS				4,268
		(Cost $4,013)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

SHORT-TERM INVESTMENTS - 24.06%

COMMERCIAL PAPER - 8.24%
$ 20,000,000	d	Abbott Laboratories, Inc	0.000%	07/05/07		$19,991
7,340,000	d	Abbott Laboratories, Inc	0.000	07/06/07		7,336
18,000,000	d	American Honda Finance Corp	0.000	07/25/07		17,939
9,600,000	d	American Honda Finance Corp	0.000	07/27/07		9,565
25,000,000	d	AT&T, Inc	0.000	07/18/07		24,941
13,600,000	d	Barclays U.S. Funding Corp	0.000	07/16/07		13,572
25,000,000	d	BMW US Capital Corp	0.000	07/16/07		24,948
25,000,000	d	BNP Paribas Finance, Inc	0.000	07/09/07		24,974
28,000,000	d	Cargill Global Funding plc	0.000	07/30/07		27,885
9,100,000	d	Ciesco LLC	0.000	07/17/07		9,080
25,000,000	d	Coca-Cola Co	0.000	07/16/07		24,948
25,000,000	d	Coca-Cola Enterprises, Inc	0.000	07/16/07		24,947
22,459,000	d	Concentrate Manufacturing Co	0.000	07/11/07		22,429
13,315,000	d	Dorada Finance, Inc	0.000	08/20/07		13,219
28,000,000	d	Dresdner US Finance, Inc	0.000	07/05/07		27,988
28,000,000	d	Emerson Electric Co	0.000	07/17/07		27,938
20,000,000	d	Fairway Finance Corp	0.000	07/20/07		19,946
25,000,000	d	Govco LLC	0.000	09/07/07		24,753
28,000,000	d	Harrier Finance Funding LLC	0.000	09/21/07		27,666
25,000,000	d	International Business Machines Corp	0.000	07/17/07		24,944
28,000,000	d	Park Avenue Receivables Corp	0.000	07/18/07		27,933
20,000,000	d	Pitney Bowes, Inc	0.000	07/12/07		19,970
5,600,000	d	Pitney Bowes, Inc	0.000	07/18/07		5,587
25,000,000	d	Ranger Funding Co LLC	0.000	08/28/07		24,790
16,000,000	d	Sheffield Receivables Corp	0.000	07/16/07		15,966
25,000,000	d	Svensk Exportkredit AB	0.000	07/13/07		24,960
20,000,000	d	Variable Funding Capital Corp	0.000	07/16/07		19,958
10,000,000		Verizon Communications, Inc	0.000	07/02/07		10,000
		TOTAL COMMERCIAL PAPER				568,173

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.55%
38,000,000	d,e	Federal Home Loan Mortgage Corp (FHLMC)	0.000	07/25/07		37,876
		TOTAL U.S. GOVERNMENT AND AGENCIES
		DISCOUNT AND COUPON NOTES
						37,876

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 15.27%
1,053,268,000		Bank of New York Institutional Cash Reserves Fund	5.399	07/02/07		1,053,424
		TOTAL INVESTMENT OF CASH COLLATERAL
		FOR SECURITIES LOANED				1,053,424

		TOTAL SHORT-TERM INVESTMENTS				1,659,473
		(Cost $1,659,406)

		TOTAL PORTFOLIO - 122.30%				8,435,231
		(Cost $8,541,156)
		OTHER ASSETS & LIABILITIES, NET - (22.30%)				(1,538,021)

		NET ASSETS - 100.00%				$6,897,210

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
N/R	Not rated by Moody's
plc	Public Limited Company

a	Affiliated Holding
d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2007, the value of these securities amounted to $242,175,678 or 3.51% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2007.
j	Zero coupon
v	Security valued at fair value.
+	As provided by Moody's Investors Service.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Companies in which the Account held 5% or more of the outstanding voting shares are considered "affiliated companies" of the
Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by
Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND TRANSACTIONS WITH AFFILIATED COMPANIES-BOND MARKET ACCOUNT JANUARY 1, 2007 - JUNE 30, 2007

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2006	Cost	Proceeds	Gain/(Loss)	Income	Expense	June 30, 2007	June 30, 2007

TIAA-CREF High-Yield Bond Fund	$4,147,626	$97,441	$-	$-	$97,441	$-	-	$ *
TIAA-CREF Institutional High Yield Fund II	**	60,575	-	-	60,575	-	426,793	4,267,934

		$158,016	$-	$-	$158,016	$-		$4,267,934

*	Not an Affiliate as of June 30, 2007
**	Not an Affiliate as of December 31, 2006

COLLEGE RETIREMENT EQUITIES FUND - Inflation Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2007

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

GOVERNMENT BONDS - 98.76%

U.S. TREASURY SECURITIES - 98.76%
$ 274,678,988	k	United States Treasury Inflation Indexed Bond	2.375%	01/15/25	$264,093
178,450,317	k	United States Treasury Inflation Indexed Bond	2.000	01/15/26	161,574
82,589,173	e,k	United States Treasury Inflation Indexed Bond	2.375	01/15/27	79,315
182,136,873	k	United States Treasury Inflation Indexed Bond	3.625	04/15/28	211,144
209,434,160	k	United States Treasury Inflation Indexed Bond	3.875	04/15/29	252,892
57,056,346	k	United States Treasury Inflation Indexed Bond	3.375	04/15/32	65,761
174,775,891	k	United States Treasury Inflation Indexed Note	3.875	01/15/09	177,565
123,055,042	k	United States Treasury Inflation Indexed Note	4.250	01/15/10	127,748
293,608,634	k	United States Treasury Inflation Indexed Note	0.875	04/15/10	278,875
124,991,628	k	United States Treasury Inflation Indexed Note	3.500	01/15/11	128,665
182,575,113	k	United States Treasury Inflation Indexed Note	2.375	04/15/11	180,636
68,946,642	k	United States Treasury Inflation Indexed Note	3.375	01/15/12	71,177
81,466,629	e,k	United States Treasury Inflation Indexed Note	2.000	04/15/12	79,076
238,677,857	k	United States Treasury Inflation Indexed Note	3.000	07/15/12	243,373
222,635,410	k	United States Treasury Inflation Indexed Note	1.875	07/15/13	213,563
229,423,156	k	United States Treasury Inflation Indexed Note	2.000	01/15/14	220,531
205,932,496	k	United States Treasury Inflation Indexed Note	2.000	07/15/14	197,736
206,132,732	e,k	United States Treasury Inflation Indexed Note	1.625	01/15/15	191,625
178,903,356	k	United States Treasury Inflation Indexed Note	1.875	07/15/15	169,160
175,170,742	k	United States Treasury Inflation Indexed Note	2.000	01/15/16	166,395
175,482,743	e,k	United States Treasury Inflation Indexed Note	2.500	07/15/16	173,686
151,857,524	e,k	United States Treasury Inflation Indexed Note	2.375	01/15/17	148,335
		TOTAL U.S. TREASURY SECURITIES			3,802,925

		TOTAL GOVERNMENT BONDS			3,802,925
		(Cost $ 3,869,503)

SHORT-TERM INVESTMENTS - 3.88%

COMMERCIAL PAPER - 0.18%
4,560,000		Harrier Finance Funding LLC	0.000	07/02/07	4,560
2,240,000		UBS Finance, (Delaware), Inc	0.000	07/02/07	2,240
		TOTAL COMMERCIAL PAPER			6,800

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.70%
REPURCHASED AGREEMENTS
25,000,000		Bear Stearns & Co, Inc 5.320% Dated 06/29/2007,			25,004
		Due 07/02/2007 In the Amount of $25,003,694
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 3.500%, 03/30/2010		$25,568,490
		Total Market Value		25,568,490

COLLEGE RETIREMENT EQUITIES FUND - Inflation Linked Bond Account

		MATURITY	VALUE
PRINCIPAL		DATE	(000)
$ 25,000,000	Citigroup Global Markets, Inc 5.200% Dated 06/29/2007,		$25,003
	Due 07/02/2007 In the Amount of $25,003,611
	Fully Collateralized as follows:
	Federal National Mortgage Association (FNMA)
	0.000% - 5.625%, 08/08/2007 - 12/05/2011	$ 25,528,779
	Total Market Value	25,528,779

25,000,000	Credit Suisse (USA), Inc 5.280% Dated 06/29/2007,		25,004
	Due 07/02/2007 In the Amount of $25,003,667
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 5.000%, 03/12/2010	25,502,488
	Total Market Value	25,502,488

25,000,000	Goldman Sachs & Co, Inc 5.300% Dated 06/29/2007,		25,004
	Due 07/02/2007 In the Amount of $25,003,681
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 4.875%, 12/13/2013	4,062,500
	Federal Home Loan Mortgage Corp (FHLMC) 4.500% - 4.750%, 01/15/2013 - 01/19/2016	8,918,417
	Federal National Mortgage Association (FNMA) 5.000% - 5.500%, 05/27/2011 - 03/26/2014	12,520,833
	Total Market Value	25,501,750

25,000,000	Merrill Lynch & Co, Inc 5.310% Dated 06/29/2007,		25,004
	Due 07/02/2007 In the Amount of $25,003,688
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 5.100% - 5.550%, 07/17/2009 - 05/12/2015	16,737,815
	Federal Home Loan Mortgage Corp (FHLMC) 5.900%, 06/15/2022	4,093,515
	Federal National Mortgage Association (FNMA) 5.570%,
	02/22/2012	4,668,669
	Total Market Value	25,499,999

17,460,000	Morgan Stanley & Co, Inc 5.350% Dated 06/29/2007,		17,462
	Due 07/02/2007 In the Amount of $17,462,595
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 0.000% - 6.000%,
	09/29/2008 - 07/21/2025	16,574,171
	Federal National Mortgage Association (FNMA) 5.300% -
	6.930%, 09/17/2012 - 12/29/2023	1,235,653
	Total Market Value	17,809,824

	TOTAL INVESTMENT OF CASH COLLATERAL
	FOR SECURITIES LOANED		142,481

	TOTAL SHORT-TERM INVESTMENTS		149,281
	(Cost $ 149,280)

	TOTAL PORTFOLIO - 102.64%		3,952,206
	(Cost $ 4,018,783)
	OTHER ASSETS & LIABILITIES, NET - (2.64%)		(101,604)

	NET ASSETS - 100.00%		$3,850,602

COLLEGE RETIREMENT EQUITIES FUND - Inflation Linked Bond Account

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company

e	All or a portion of these securities are out on loan.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2007

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

BONDS - 39.63%

CORPORATE BONDS - 16.92%

AMUSEMENT AND RECREATION SERVICES - 0.02%
$ 2,000,000		International Speedway Corp	5.400%	04/15/14	Baa2	$1,918
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,918

ASSET BACKED - 4.42%
3,400,000		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A3)	5.560	09/06/11	Aaa	3,406
10,250,000		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A4)	5.640	09/06/13	Aaa	10,297
5,000,000		AmeriCredit Automobile Receivables Trust Series
		2007-BF (Class A3A)	5.160	04/06/12	Aaa	4,981
4,000,000		Capital One Auto Finance Trust Series 2007-A (Class A3A)	5.250	08/15/11	Aaa	3,993
4,000,000		Capital One Auto Finance Trust Series 2007-B (Class A3A)	5.030	04/15/12	Aaa	3,978
10,000,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	9,786
7,000,000	i	Chase Funding Loan Acquisition Trust
		Series 2004-OPT1 (Class M1)	5.890	06/25/34	Aa2	7,015
20,452,675	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6 (Class 1A7)	4.277	09/25/33	Aaa	19,419
550,499		Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1A3)	4.209	02/25/35	Aaa	547
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	849
1,365,694		Chase Manhattan Auto Owner Trust Series 2004-A
		(Class A4)	2.830	09/15/10	Aaa	1,348
5,500,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	5,457
7,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	6,957
12,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-2 (Class A3)	5.563	09/25/36	Aaa	11,888
2,227,388	i	Countrywide Asset-Backed Certificates Series 2002-S2
		(Class A5)	5.978	01/25/17	Aaa	2,203
5,000,000	i	Countrywide Asset-Backed Certificates Series 2007-S2
		(Class A3)	5.813	05/25/37	Aaa	4,937
1,055,825	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	5.540	02/15/29	Aaa	1,056
5,940,575	i	Credit-Based Asset Servicing and Securitization LLC
		Series 2007-MX1 (Class A1)	6.159	12/25/36	Aaa	5,938
6,500,000	i	Credit-Based Asset Servicing and Securitization LLC
		Series 2007-MX1 (Class A2)	5.763	12/25/36	Aaa	6,467
12,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	Aaa	11,830

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,500,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590%	10/25/29	Aaa	$3,484
2,282,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Aaa	2,249
10,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A3)	5.010	02/25/11	Aaa	9,890
2,500,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A5)	5.080	11/25/11	Aaa	2,465
3,635,000		Hertz Vehicle Financing LLC Series 2005-2A (Class A2)	4.930	02/25/10	Aaa	3,610
2,532,753	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	2,527
5,477,129	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	5,473
4,000,000	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	3,962
10,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	N/R	9,920
10,000,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	10,030
21,000,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340	09/17/13	Aaa	20,988
16,000,000		Household Credit Card Master Note Trust I
		Series 2006-1 (Class A)	5.100	06/15/12	Aaa	15,921
5,000,000		Hyundai Auto Receivables Trust Series 2006-A
		(Class A3)	5.130	06/15/10	Aaa	4,993
20,000,000		Hyundai Auto Receivables Trust Series 2006-B
		(Class A4)	5.150	05/15/13	Aaa	19,828
3,000,000	i	IXIS Real Estate Capital Trust Series 2006-HE1
		(Class A2)	5.460	03/25/36	Aaa	3,001
2,720,073		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A1)	5.344	02/15/08	N/R	2,721
8,000,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	7,979
109,263		Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	N/R	82
904,121	v	Long Beach Asset Holdings Corp Series 2006-6 (Class N1)	6.072	09/25/46	N/R	678
3,494,223		Marriott Vacation Club Owner Trust Series 2006-2A
		(Class A)	5.362	10/20/28	Aaa	3,450
4,500,000	v	Marriott Vacation Club Owner Trust Series 2007-1A
		(Class A)	5.518	05/20/29	Aaa	4,508
16,000,000		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110	03/15/10	Aaa	15,946
7,500,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100	07/16/12	Aaa	7,459
5,000,000		Nissan Auto Receivables Owner Trust Series 2007-A
		(Class A3)	5.100	11/15/10	Aaa	4,986
3,250,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	3,225
2,977,531	i	Residential Asset Mortgage Products, Inc
		Series 2003-RZ5 (Class A7)	4.970	09/25/33	Aaa	2,912
4,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A2)	5.750	02/25/36	Aaa	3,993
3,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class A3)	5.570	02/25/36	Aaa	2,949
2,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	1,950

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 200,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060%	02/25/36	Aa2	$195
5,700,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Aaa	5,695
7,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A2)	5.450	09/25/36	Aaa	6,959
18,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	Aaa	17,759
5,003,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	Aaa	4,975
9,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A3)	5.500	08/25/25	Aaa	8,883
4,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	3,971
2,782,972	v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	2,790
15,898,757	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	15,531
20,000,000		Volkswagen Auto Lease Trust Series 2006-A (Class A3)	5.500	09/21/09	Aaa	20,027
3,000,000	v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.683	08/12/47	A3	2,914
10,000,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	9,984
3,101,458	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.680	05/25/35	N/R	3,100
		TOTAL ASSET BACKED				406,314

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.13%
7,500,000		Home Depot, Inc	5.400	03/01/16	Aa3	7,030
5,000,000		Lowe's Cos, Inc	8.250	06/01/10	A1	5,343
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				12,373

CHEMICALS AND ALLIED PRODUCTS - 0.21%
1,000,000		Abbott Laboratories	3.750	03/15/11	A1	943
4,000,000		Abbott Laboratories	5.600	05/15/11	A1	4,016
3,150,000	g	Amgen, Inc	5.850	06/01/17	A2	3,099
2,500,000		Ecolab, Inc	6.875	02/01/11	A2	2,598
3,000,000		Genentech, Inc	5.250	07/15/35	A1	2,642
1,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	1,470
5,000,000		Praxair, Inc	3.950	06/01/13	A2	4,579
		TOTAL CHEMICALS AND ALLIED PRODUCTS				19,347

COMMUNICATIONS - 0.60%
6,000,000		Alamosa Delaware, Inc	11.000	07/31/10	Baa3	6,352
4,343,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	4,555
2,205,000	g	ALLTEL Ohio LP	8.000	08/15/10	A2	2,232
1,184,000		AT&T Corp	7.300	11/15/11	A2	1,260
3,000,000		AT&T, Inc	5.100	09/15/14	A2	2,864
4,000,000		AT&T, Inc	5.625	06/15/16	A2	3,902
1,000,000		AT&T, Inc	6.150	09/15/34	A2	958
3,804,966		Bellsouth Telecommunications, Inc	6.300	12/15/15	A2	3,852
2,500,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	2,688
1,500,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	1,873
8,500,000		Sprint Capital Corp	8.375	03/15/12	Baa3	9,262
5,000,000	g	Time Warner Cable, Inc	5.400	07/02/12	Baa2	4,908
2,500,000	g	Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,430
2,500,000	g	Time Warner Cable, Inc	6.550	05/01/37	Baa2	2,413

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 1,500,000		Verizon Communications, Inc	5.850%	09/15/35	A3	$1,377
4,000,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	3,984
		TOTAL COMMUNICATIONS				54,910

DEPOSITORY INSTITUTIONS - 2.11%
1,300,000		Amsouth Bank	4.850	04/01/13	A1	1,236
1,000,000		Astoria Financial Corp	5.750	10/15/12	A2	992
5,000,000		Bank of America Corp	4.875	09/15/12	Aa1	4,847
5,000,000		Bank of America NA	5.300	03/15/17	Aa1	4,766
5,250,000		Bank of America NA	6.000	10/15/36	Aa1	5,062
3,000,000		Bank of Hawaii	6.875	03/01/09	A1	3,063
1,000,000	i	Bank of New York Co, Inc	3.400	03/15/13	Aa3	985
1,500,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	1,497
2,500,000		Capital One Bank	4.250	12/01/08	A2	2,459
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	A1	3,107
5,300,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	4,856
6,500,000		FIA Card Services NA	7.125	11/15/12	Aa1	6,957
3,000,000		First Union National Bank of Florida	6.180	02/15/36	Aa2	3,089
5,000,000		Firstar Bank NA	7.125	12/01/09	Aa2	5,193
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A3	1,958
5,965,000		Imperial Capital Trust I	9.980	12/31/26	A3	6,294
2,500,000		Independence Community Bank Corp	4.900	09/23/10	A3	2,444
2,000,000		KeyBank NA	5.000	07/17/07	A1	2,000
5,000,000		M&I Marshall & Ilsley Bank	5.300	09/08/11	Aa3	4,948
5,000,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	4,788
5,000,000		Mellon Funding Corp	6.400	05/14/11	Aa3	5,141
5,000,000		Mercantile Bankshares Corp	4.625	04/15/13	A2	4,700
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	N/R	1,259
1,250,000		National City Bank	7.250	07/15/10	N/R	1,305
5,000,000		NB Capital Trust IV	8.250	04/15/27	Aa2	5,194
2,140,000	g	OMX Timber Finance Investments LLC Series 1	5.420	01/29/20	Aa3	2,020
3,000,000		Popular North America, Inc	3.875	10/01/08	A2	2,934
2,000,000		Popular North America, Inc	5.650	04/15/09	A2	1,995
5,000,000		Regions Bank	6.450	06/26/37	A1	5,042
4,700,000		Republic New York Corp	7.530	12/04/26	A1	4,877
1,400,000		Roslyn Bancorp, Inc	5.750	11/15/07	A3	1,396
7,185,000		Roslyn Bancorp, Inc	7.500	12/01/08	A3	7,339
4,000,000		SouthTrust Bank	6.565	12/15/27	Aa2	4,161
1,365,000		SouthTrust Bank	6.125	01/09/28	Aa2	1,372
3,000,000		Sovereign Bank	4.000	02/01/08	A2	2,975
2,000,000		State Street Bank & Trust Co	5.250	10/15/18	Aa2	1,884
7,312,000		State Street Corp	7.650	06/15/10	A1	7,741
10,228,000		SunTrust Banks, Inc	6.000	02/15/26	A1	10,077
1,475,000		SunTrust Banks, Inc	6.000	01/15/28	N/R	1,504
4,000,000		Union Bank of California NA	5.950	05/11/16	A1	3,978
1,112,000		US Bank NA	6.375	08/01/11	Aa2	1,145
3,000,000		US Bank NA	6.300	02/04/14	Aa2	3,084
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa2	1,883
6,000,000		Wachovia Corp	5.300	10/15/11	Aa3	5,939
3,000,000		Wachovia Corp	5.750	06/15/17	Aa3	2,966
3,000,000		Washington Mutual Bank	5.650	08/15/14	A2	2,914
5,000,000		Webster Bank	5.875	01/15/13	A3	4,940
3,500,000		Wells Fargo & Co	4.875	01/12/11	Aa1	3,433
1,500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	1,544
5,000,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,686
3,000,000		Wells Fargo Bank NA	5.950	08/26/36	Aa1	2,940

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 5,750,000		Western Financial Bank	9.625%	05/15/12	Aa2	$6,163
5,000,000	i	World Savings Bank FSB	5.470	09/16/09	Aa1	5,001
		TOTAL DEPOSITORY INSTITUTIONS				194,073

EATING AND DRINKING PLACES - 0.06%
5,000,000		McDonald's Corp	5.750	03/01/12	A2	5,028
		TOTAL EATING AND DRINKING PLACES				5,028

ELECTRIC, GAS, AND SANITARY SERVICES - 0.89%
4,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	3,732
5,000,000		Atmos Energy Corp	5.125	01/15/13	Baa3	4,789
2,000,000		Connecticut Light & Power	5.750	03/01/37	A3	1,870
5,000,000	g,h	Great River Energy	5.829	07/01/17	Aaa	5,010
5,000,000		Hawaiian Electric Industries, Inc	6.141	08/15/11	Baa2	5,040
3,000,000		Idaho Power Co	7.200	12/01/09	A3	3,116
5,000,000		Idaho Power Co	5.500	04/01/33	A3	4,566
7,500,000	g	International Transmission Co	4.450	07/15/13	A3	6,942
1,550,000		Laclede Gas Co	6.500	11/15/10	A3	1,588
2,500,000		Laclede Gas Co	6.150	06/01/36	A3	2,489
5,000,000		National Fuel Gas Co	6.000	03/01/09	Baa1	5,030
6,000,000		Nevada Power Co	6.650	04/01/36	Ba1	6,020
2,000,000		Nicor, Inc	6.580	02/15/28	A1	2,115
4,000,000		ONEOK Partners LP	5.900	04/01/12	Baa2	4,023
2,185,000	g	Pedernales Electric Cooperative	6.202	11/15/32	N/R	2,211
2,000,000		Piedmont Natural Gas Co	7.350	09/25/09	A3	2,073
2,000,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	1,959
5,000,000		Questar Market Resources, Inc	6.050	09/01/16	Baa3	4,971
2,000,000		Questar Pipeline Co	6.570	09/26/11	A2	2,063
2,500,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	2,628
5,000,000		Washington Gas Light Co	5.440	08/11/25	A2	4,599
5,000,000		Wisconsin Public Service Corp	6.125	08/01/11	Aa3	5,089
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				81,923

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.09%
3,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	3,417
5,000,000		Hubbell, Inc	6.375	05/15/12	A3	5,178
		TOTAL ELECTRONIC AND OTHER
		ELECTRIC EQUIPMENT				8,595

FABRICATED METAL PRODUCTS - 0.07%
2,000,000		Pentair, Inc	7.850	10/15/09	Baa3	2,084
4,000,000		Stanley Works	5.000	03/15/10	A2	3,957
		TOTAL FABRICATED METAL PRODUCTS				6,041

FOOD AND KINDRED PRODUCTS - 0.38%
5,000,000		Bottling Group LLC	4.625	11/15/12	Aa2	4,797
5,000,000		Campbell Soup Co	5.000	12/03/12	A3	4,854
6,700,000		Coca-Cola Bottling Co Consolidated	5.000	11/15/12	Baa2	6,437
5,000,000		Coca-Cola Enterprises, Inc	8.500	02/01/22	A3	6,100
5,000,000		Kellogg Co	6.600	04/01/11	A3	5,160
5,000,000		PepsiAmericas, Inc	5.625	05/31/11	Baa1	4,982
2,500,000		WM Wrigley Jr Co	4.650	07/15/15	A1	2,317
		TOTAL FOOD AND KINDRED PRODUCTS				34,647

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

FOOD STORES - 0.06%

$ 5,000,000		Kroger Co	8.050%	02/01/10	Baa2	$5,277
		TOTAL FOOD STORES				5,277

FURNITURE AND FIXTURES - 0.04%
4,000,000		Leggett & Platt, Inc	4.700	04/01/13	A2	3,765
		TOTAL FURNITURE AND FIXTURES				3,765

GENERAL BUILDING CONTRACTORS - 0.11%
3,000,000		Lennar Corp	5.125	10/01/10	Baa2	2,907
3,000,000	e	M/I Homes, Inc	6.875	04/01/12	Ba3	2,715
3,000,000		MDC Holdings, Inc	5.375	07/01/15	Baa3	2,725
2,000,000		Ryland Group, Inc	5.375	05/15/12	Baa3	1,889
		TOTAL GENERAL BUILDING CONTRACTORS				10,236

GENERAL MERCHANDISE STORES - 0.05%
5,000,000		Target Corp	5.375	05/01/17	A1	4,795
		TOTAL GENERAL MERCHANDISE STORES				4,795

HEALTH SERVICES - 0.02%
1,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,514
		TOTAL HEALTH SERVICES				1,514

HOLDING AND OTHER INVESTMENT OFFICES - 0.28%
2,500,000		AMB Property LP	5.450	12/01/10	Baa1	2,486
5,000,000		Archstone-Smith Trust	7.500	02/15/14	Baa1	5,333
3,000,000	g	Highwoods Properties, Inc	5.850	03/15/17	Ba1	2,886
5,000,000		Kimco Realty Corp	5.304	02/22/11	Baa1	4,935
2,000,000		Simon Property Group LP	5.875	03/01/17	A3	1,984
5,500,000		Washington Real Estate Investment Trust	6.898	02/25/08	Baa1	5,548
3,000,000		Washington Real Estate Investment Trust	5.125	03/15/13	Baa1	2,947
		TOTAL HOLDING AND OTHER INVESTMENT
		OFFICES				26,119

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.17%
4,340,000		Deere & Co	8.100	05/15/30	A2	5,354
10,065,000	g	Pall Corp	6.000	08/01/12	Baa1	9,988
		TOTAL INDUSTRIAL MACHINERY AND
		EQUIPMENT				15,342

INSTRUMENTS AND RELATED PRODUCTS - 0.34%
5,000,000		Beckman Coulter, Inc	6.875	11/15/11	Baa3	5,111
4,500,000		Becton Dickinson & Co	7.150	10/01/09	A2	4,659
5,000,000		Boston Scientific Corp	6.250	11/15/15	Baa3	4,792
6,450,000		CR Bard, Inc	6.700	12/01/26	Baa1	6,649
2,000,000		Johnson & Johnson	4.950	05/15/33	Aaa	1,779
3,500,000		Medtronic, Inc	4.750	09/15/15	A1	3,243
3,000,000		Thermo Fisher Scientific, Inc	7.625	10/30/08	Baa2	3,065
2,000,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,846
		TOTAL INSTRUMENTS AND RELATED
		PRODUCTS				31,144

INSURANCE CARRIERS - 0.82%
3,000,000		Aetna, Inc	6.625	06/15/36	A3	3,046
2,800,000	g	Anthem Insurance Co, Inc	9.125	04/01/10	A3	3,055
3,000,000	i	Chubb Corp	6.375	03/29/37	A3	2,917
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	A2	3,386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,000,000		First American Corp	5.700%	08/01/14	Baa2	$2,907
2,500,000	i	Hartford Life Global Funding Trusts	5.460	03/15/11	Aa3	2,503
5,000,000	g	Health Care Service Corp	7.750	06/15/11	A1	5,343
1,200,000	g	Jackson National Life Global Funding	6.125	05/30/12	A1	1,227
5,000,000	g,i	Jefferson-Pilot Life Funding Trust I	3.250	06/02/08	Baa3	5,001
1,945,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa2	2,076
5,000,000		Markel Corp	7.000	05/15/08	Baa3	5,043
2,000,000		Markel Corp	6.800	02/15/13	Baa3	2,045
3,000,000		Markel Corp	7.350	08/15/34	Baa3	3,099
5,000,000	g	Nationwide Life Global Funding I	5.350	03/15/11	Aa3	4,970
5,000,000	g	New York Life Global Funding	4.625	08/16/10	Aaa	4,915
4,900,000	g	Ohio National Financial Services, Inc	7.000	07/15/11	Baa1	5,110
3,500,000	g	Pricoa Global Funding I	4.625	06/25/12	Aa3	3,336
2,500,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	2,447
1,036,000		Protective Life Corp	4.300	06/01/13	A3	959
2,500,000		Protective Life Secured Trusts	4.850	08/16/10	Aa3	2,458
2,500,000		Protective Life Secured Trusts	4.000	04/01/11	Aa3	2,372
1,500,000	g	Prudential Funding LLC	6.600	05/15/08	A1	1,513
2,500,000	g	Prudential Funding LLC	6.750	09/15/23	A1	2,597
2,000,000		WellPoint, Inc	5.875	06/15/17	Baa1	1,978
1,500,000		WellPoint, Inc	5.850	01/15/36	Baa1	1,367
		TOTAL INSURANCE CARRIERS				75,670

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
5,000,000		Harsco Corp	5.125	09/15/13	A3	4,828
		TOTAL MISCELLANEOUS MANUFACTURING
		INDUSTRIES				4,828

MISCELLANEOUS RETAIL - 0.08%
3,000,000		CVS Caremark Corp	5.750	06/01/17	Baa2	2,894
4,418,835	g	CVS Caremark Corp	5.298	01/11/27	Baa2	4,098
		TOTAL MISCELLANEOUS RETAIL				6,992

MOTION PICTURES - 0.19%
6,000,000		Historic TW, Inc	6.625	05/15/29	Baa2	5,829
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	Baa2	6,138
2,000,000		Time Warner, Inc	5.500	11/15/11	Baa2	1,979
3,000,000		Walt Disney Co	5.700	07/15/11	A2	3,024
		TOTAL MOTION PICTURES				16,970

NONDEPOSITORY INSTITUTIONS - 0.79%
5,000,000	e,i	American Express Credit Corp	5.470	10/04/10	Aa3	5,010
28,600,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	28,697
4,000,000		Capital One Financial Corp	5.700	09/15/11	A3	3,982
5,000,000		Capital One Financial Corp	5.500	06/01/15	A3	4,804
2,000,000		CIT Group, Inc	5.400	02/13/12	A2	1,959
2,500,000	i	Countrywide Financial Corp	5.780	05/07/12	A3	2,501
4,000,000	g	IBM Canada Credit Services Co	3.750	11/30/07	A1	3,978
2,000,000		John Deere Capital Corp	7.000	03/15/12	A2	2,114
6,000,000		Residential Capital LLC	6.500	04/17/13	Baa3	5,795
10,000,000		SLM Corp	5.400	10/25/11	A2	9,175
5,000,000		SLM Corp	5.375	05/15/14	A2	4,309
		TOTAL NONDEPOSITORY INSTITUTIONS				72,324

OIL AND GAS EXTRACTION - 0.52%
5,000,000		Apache Corp	5.250	04/15/13	A3	4,907

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,000,000		Apache Corp	6.000%	01/15/37	A3	$2,862
3,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	3,316
3,900,000		Devon OEI Operating, Inc	4.375	10/01/07	Baa3	3,889
5,700,000		ENSCO International, Inc	6.750	11/15/07	Baa1	5,725
8,500,000	g	EOG Resources Canada, Inc	4.750	03/15/14	A3	8,053
2,000,000		Equitable Resources, Inc	5.000	10/01/15	A2	1,861
2,000,000		Noble Energy, Inc	8.000	04/01/27	Baa2	2,264
7,775,000		Smith International, Inc	6.750	02/15/11	Baa1	8,000
2,000,000		Valero Logistics Operations LP	6.050	03/15/13	Baa3	1,999
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,089
		TOTAL OIL AND GAS EXTRACTION				47,965

OTHER MORTGAGE BACKED SECURITIES - 2.84%
6,000,000		Banc of America Commercial Mortgage, Inc
		Series 2002-2 (Class A3)	5.118	07/11/43	N/R	5,877
10,000,000	i	Banc of America Commercial Mortgage, Inc
		Series 2004-4 (Class A6)	4.877	07/10/42	N/R	9,496
3,000,000	i	Banc of America Commercial Mortgage, Inc
		Series 2005-1 (Class B)	5.143	11/10/42	N/R	2,880
8,370,000	i	Banc of America Commercial Mortgage, Inc
		Series 2005-5 (Class AJ)	5.330	10/10/45	Aaa	8,002
1,375,000	i	Banc of America Commercial Mortgage, Inc
		Series 2005-6 (Class AJ)	5.353	09/10/47	Aaa	1,318
2,000,000	i	Banc of America Commercial Mortgage, Inc
		Series 2006-2 (Class A4)	5.930	05/10/45	N/R	1,994
4,800,000		Banc of America Commercial Mortgage, Inc
		Series 2006-4 (Class A4)	5.634	07/10/46	Aaa	4,713
3,350,000		Banc of America Commercial Mortgage, Inc
		Series 2006-5 (Class A4)	5.414	09/10/47	Aaa	3,244
5,560,231		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	5,564
2,168,028		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500	09/25/19	Aaa	2,154
4,500,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2005-PW10 (Class AJ)	5.615	12/11/40	Aaa	4,390
4,100,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-PW11 (Class A4)	5.625	03/11/39	N/R	4,017
3,000,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-PW12 (Class A4)	5.895	09/11/38	Aaa	2,987
5,375,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW13 (Class A4)	5.540	09/11/41	N/R	5,256
3,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW14 (Class A4)	5.201	12/11/38	N/R	2,856
2,000,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-T22 (Class A4)	5.633	04/12/38	Aaa	1,969
4,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	3,912
10,500,000		Citigroup/Deutsche Bank Commercial Mortgage Trust
		Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	10,312
9,175,844		Citimortgage Alternative Loan Trust Series 2006-A1
		(Class 2A1)	5.250	03/25/21	Aaa	8,909
4,077,764		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	N/R	4,029
4,500,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2006-C1 (Class A4)	5.609	02/15/39	N/R	4,413

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 3,000,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2006-C2 (Class A3)	5.847%	03/15/39	Aaa	$2,972
4,800,000		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	4,657
5,000,000		Credit Suisse Mortgage Capital Certificates
		Series 2006-C5 (Class A3)	5.311	12/15/39	Aaa	4,793
7,000,000	i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	5.510	05/15/23	Aaa	7,005
6,223,224		CS First Boston Mortgage Securities Corp Series 2005-5
		(Class 7A1)	6.000	07/25/35	Aaa	6,133
25,000,000		GS Mortgage Securities Corp II Series 2001-ROCK
		(Class A2)	6.624	05/03/18	Aaa	25,990
10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK
		(Class BFL)	5.800	05/03/18	Aaa	10,145
3,000,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	2,934
1,000,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	989
9,000,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	8,791
6,000,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	5,798
5,000,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-LD11 (Class AJ)	6.007	06/15/49	Aaa	4,931
3,100,000		LB-UBS Commercial Mortgage Trust Series 2005-C3
		(Class A2)	4.553	07/15/30	Aaa	3,029
3,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-C5
		(Class AJ)	5.057	09/15/40	N/R	2,840
762,991		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	748
10,000,000	i	Merrill Lynch Mortgage Trust Series 2003-KEY1
		(Class A4)	5.236	11/12/35	N/R	9,729
2,675,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	2,580
1,300,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.843	05/12/39	N/R	1,291
2,300,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.608	02/12/39	N/R	2,248
10,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	N/R	9,851
5,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class A2)	5.440	01/25/36	Aaa	4,998
4,400,000		Morgan Stanley Capital I Series 2006-HQ10 (Class A4)	5.328	11/12/41	Aaa	4,232
350,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.641	03/12/44	Aaa	342
1,211,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	N/R	1,200
2,500,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class A4)	5.945	10/15/42	N/R	2,490
1,500,000	i	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	1,436
4,700,000	i	Morgan Stanley Capital I Series 2006-T23 (Class A4)	5.983	08/12/41	N/R	4,719
		Residential Funding Mortgage Security I Series 2004-S5
5,793,293		(Class 2A1)	4.500	05/25/19	N/R	5,475
		Wachovia Bank Commercial Mortgage Trust Series
3,000,000	i	2005-C20 (Class A7)	5.118	07/15/42	Aaa	2,868
		Wachovia Bank Commercial Mortgage Trust Series
2,700,000	i	2006-C24 (Class A3)	5.558	03/15/45	Aaa	2,644
		Wells Fargo Mortgage Backed Securities Trust Series
12,163,958		2003-16 (Class 2A1)	4.500	12/25/18	N/R	11,472
		Wells Fargo Mortgage Backed Securities Trust Series
2,884,680		2005-1 (Class 2A1)	5.000	01/25/20	Aaa	2,823

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
		TOTAL OTHER MORTGAGE BACKED
		SECURITIES				$260,445

PAPER AND ALLIED PRODUCTS - 0.05%
$ 5,000,000		Bemis Co, Inc	4.875%	04/01/12	Baa1	4,814
		TOTAL PAPER AND ALLIED PRODUCTS				4,814

PETROLEUM AND COAL PRODUCTS - 0.08%
6,500,000		Sunoco, Inc	4.875	10/15/14	Baa2	5,989
1,500,000		Valero Energy Corp	6.625	06/15/37	Baa3	1,498
		TOTAL PETROLEUM AND COAL PRODUCTS				7,487

PIPELINES, EXCEPT NATURAL GAS - 0.03%
2,500,000		Kinder Morgan Energy Partners LP	7.300	08/15/33	Baa2	2,612
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,612

PRINTING AND PUBLISHING - 0.11%
5,000,000		Dow Jones & Co, Inc	3.875	02/15/08	Baa1	4,950
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,485
3,000,000		EW Scripps Co	4.300	06/30/10	A2	2,896
		TOTAL PRINTING AND PUBLISHING				10,331

RAILROAD TRANSPORTATION - 0.13%
2,000,000		CSX Corp	6.000	10/01/36	Baa3	1,856
1,900,000		CSX Transportation, Inc	7.820	04/01/11	N/R	2,028
2,500,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	2,269
4,815,000		Norfolk Southern Corp	5.640	05/17/29	Baa1	4,346
460,149	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	469
460,149	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	469
460,149	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	469
		TOTAL RAILROAD TRANSPORTATION				11,906

REAL ESTATE - 0.01%
1,000,000	g,i	USB Realty Corp	6.091	12/30/49	A1	981
		TOTAL REAL ESTATE				981

SECURITY AND COMMODITY BROKERS - 0.49%
2,292,000		Charles Schwab Corp	8.050	03/01/10	A2	2,425
3,000,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	2,928
3,000,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	2,942
2,500,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	2,362
2,000,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	1,915
7,000,000		Goldman Sachs Group, Inc	5.950	01/15/27	A1	6,616
5,000,000		Jefferies Group, Inc	6.450	06/08/27	Baa1	4,875
5,775,000		Legg Mason, Inc	6.750	07/02/08	A2	5,848
5,000,000	e	Merrill Lynch & Co, Inc	5.770	07/25/11	Aa3	5,029
5,000,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A1	4,875
5,000,000		Merrill Lynch & Co, Inc	6.110	01/29/37	A1	4,697
		TOTAL SECURITY AND COMMODITY BROKERS				44,512

SOCIAL SERVICES - 0.12%
2,000,000		American National Red Cross	5.392	11/15/12	Aaa	2,009
4,000,000		American National Red Cross	5.567	11/15/17	Aaa	4,017
5,145,000		Salvation Army	5.637	09/01/26	Aaa	5,064
		TOTAL SOCIAL SERVICES				11,090

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
$ 2,500,000		3M Co	6.375%	02/15/28	Aa1	$2,620
1,000,000		Martin Marietta Materials, Inc	5.875	12/01/08	Baa1	1,003
1,000,000		Martin Marietta Materials, Inc	6.875	04/01/11	Baa1	1,037
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				4,660

TRANSPORTATION BY AIR - 0.12%
3,000,000		FedEx Corp	5.500	08/15/09	Baa2	2,996
5,000,000	i	JetBlue Airways Corp	5.810	11/15/16	Aaa	5,005
3,000,000		Southwest Airlines Co	5.125	03/01/17	Baa1	2,711
		TOTAL TRANSPORTATION BY AIR				10,712

TRANSPORTATION EQUIPMENT - 0.06%
4,136,012	g	Southern Capital Corp	5.700	06/30/22	Aaa	4,057
1,000,000		Union Tank CAR Co	6.790	05/01/10	A1	1,031
		TOTAL TRANSPORTATION EQUIPMENT				5,088

TRANSPORTATION SERVICES - 0.07%
1,732,992	g	GATX Corp	5.697	01/02/25	A3	1,633
5,000,000	g	TTX Co	3.875	03/01/08	Baa1	4,931
		TOTAL TRANSPORTATION SERVICES				6,564

TRUCKING AND WAREHOUSING - 0.05%
1,360,000		United Parcel Service of America, Inc (Step Bond
		8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	Aaa	1,740
2,500,000		United Parcel Service, Inc	8.375	04/01/20	Aaa	3,064
		TOTAL TRUCKING AND WAREHOUSING				4,804

WHOLESALE TRADE-DURABLE GOODS - 0.03%
3,000,000		Reliance Steel & Aluminum Co	6.200	11/15/16	Baa3	2,929
		TOTAL WHOLESALE TRADE-DURABLE GOODS
						2,929

WHOLESALE TRADE-NONDURABLE GOODS - 0.18%
2,500,000		Procter & Gamble Co	8.750	06/01/22	Aa3	3,265
5,000,000		Procter & Gamble Co	5.550	03/05/37	Aa3	4,714
5,000,000		Sysco Corp	7.160	04/15/27	A1	5,502
3,000,000		Sysco International Co	6.100	06/01/12	A1	3,064
		TOTAL WHOLESALE TRADE-NONDURABLE				16,545
		GOODS

		TOTAL CORPORATE BONDS				1,553,590
		(Cost $1,580,821)

GOVERNMENT BONDS - 22.71%

AGENCY SECURITIES - 3.23%
3,836,078		Cal Dive I- Title XI, Inc	4.930	02/01/27	N/R	3,584
4,500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	4,265
2,000,000		until 07/30/07, 6.000% until 07/30/12, 8.000% until
		07/30/16, 10.000% until 07/30/18)	4.000	07/30/18	Aaa	1,991
2,950,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	08/17/07	Aaa	2,945
7,500,000	e	FHLMC	5.125	10/24/07	Aaa	7,493
2,450,000		FHLMC	4.375	11/16/07	Aaa	2,441

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 13,000,000		FHLMC	3.500%	05/21/08	Aaa	$12,797
3,500,000		FHLMC	2.650	05/30/08	Aaa	3,418
10,000,000		FHLMC	5.000	09/16/08	Aaa	9,976
7,000,000		FHLMC	5.500	08/20/12	Aaa	7,055
8,500,000		FHLMC	5.750	06/27/16	Aa2	8,577
24,000,000	e	Federal National Mortgage Association (FNMA)	5.000	09/15/08	Aaa	23,942
12,500,000	e	FNMA	5.375	06/12/17	Aaa	12,399
10,963,000	j	Government Trust Certificate	0.000	11/15/07	N/R	10,768
4,000,000	j	Government Trust Certificate	0.000	04/01/21	N/R	1,868
5,007,000		Housing Urban Development	5.380	08/01/18	N/R	4,924
4,116,290		New Valley Generation II	5.572	05/01/20	Aaa	4,027
4,096,742		New Valley Generation III	4.929	01/15/21	Aaa	3,886
504,607		New Valley Generation III	4.687	01/15/22	Aaa	489
10,100,000	j	Overseas Private Investment Corp	0.000	09/15/08	N/R	11,558
2,500,000	j	Overseas Private Investment Corp	0.000	07/31/11	N/R	2,508
5,878,000		Overseas Private Investment Corp	4.050	11/15/14	N/R	5,580
3,189,375		Overseas Private Investment Corp	3.420	01/15/15	N/R	3,006
7,304,129		Overseas Private Investment Corp	3.740	04/15/15	N/R	6,935
4,688,000		Private Export Funding Corp	6.490	07/15/07	Aaa	4,689
2,858,000		Private Export Funding Corp	3.400	02/15/08	Aaa	2,824
3,500,000		Private Export Funding Corp	5.870	07/31/08	Aaa	3,522
3,800,000		Private Export Funding Corp	7.200	01/15/10	Aaa	3,976
5,000,000		Private Export Funding Corp	6.070	04/30/11	Aaa	5,140
10,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	9,859
26,585,000		Private Export Funding Corp	4.974	08/15/13	Aaa	26,088
40,435,000		Private Export Funding Corp	4.550	05/15/15	Aaa	38,220
10,860,000		Private Export Funding Corp	4.950	11/15/15	Aaa	10,434
11,900,000		Private Export Funding Corp	5.000	12/15/16	Aaa	11,505
16,025,000		Tennessee Valley Authority	5.880	04/01/36	N/R	16,699
7,831,855	g	US Trade Funding Corp	4.260	11/15/14	N/R	7,628
		TOTAL AGENCY SECURITIES				297,016

FOREIGN GOVERNMENT BONDS - 1.25%
1,500,000		Development Bank of Japan	4.250	06/09/15	Aaa	1,384
2,750,000		Eksportfinans A/S	5.000	02/14/12	Aaa	2,723
5,000,000		European Investment Bank	5.125	09/13/16	Aaa	4,894
2,000,000		European Investment Bank	4.875	02/15/36	Aaa	1,794
5,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	4,843
6,082,000		Hydro Quebec	8.400	01/15/22	Aa2	7,720
25,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	24,670
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	Aaa	4,916
2,850,000		Italy Government International Bond	5.375	06/12/17	N/R	2,820
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	4,890
5,000,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	4,830
10,000,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	9,889
5,000,000		Province of Ontario	4.750	01/19/16	Aa1	4,786
7,500,000	e	Province of Quebec Canada	5.125	11/14/16	Aa2	7,295
5,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	6,105
10,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	11,248
5,000,000		Svensk Exportkredit AB	4.125	10/15/08	Aa1	4,928
4,800,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	4,645
		TOTAL FOREIGN GOVERNMENT BONDS				114,380

MORTGAGE BACKED SECURITIES - 14.44%
1,381,401		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		1,390
6,000,000		FHLMC	5.000	06/15/29		5,855

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,661,678		FHLMC	6.000%	12/15/30		$2,674
9,000,000		FHLMC	5.000	06/15/31		8,673
7,000,000		FHLMC	5.500	05/15/33		6,784
5,322,059		FHLMC	4.500	09/15/35		5,035
6,464,621	i	FHLMC	5.091	02/01/36		6,401
4,467,953	i	FHLMC	5.009	09/01/36		4,442
19,884,394	i	FHLMC	6.146	09/01/36		20,047
10,958,943	i	FHLMC	5.717	02/01/37		10,917
16,824,151	i	FHLMC	5.650	03/01/37		16,909
21,480,610	i	FHLMC	5.803	03/01/37		21,519
11,986,557	i	FHLMC	5.893	04/01/37		12,118
30,000,000	h	FHLMC	6.000	08/15/37		29,691
171,783		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/11		173
626,567		FGLMC	6.500	12/01/16		640
959,514		FGLMC	6.000	12/01/17		965
6,065,509		FGLMC	4.500	10/01/18		5,781
7,312,201		FGLMC	4.500	11/01/18		6,970
8,086,213		FGLMC	4.500	11/01/18		7,707
8,945,843		FGLMC	4.500	01/01/19		8,513
3,846,114		FGLMC	5.500	01/01/19		3,801
3,569,515		FGLMC	5.000	02/01/19		3,459
610,972		FGLMC	4.500	07/01/20		580
594,619		FGLMC	7.000	10/01/20		617
5,563,868		FGLMC	4.500	06/01/21		5,283
20,602,965		FGLMC	4.500	06/01/21		19,563
34,572		FGLMC	7.000	05/01/23		36
271,024		FGLMC	8.000	01/01/31		286
6,544,824		FGLMC	5.500	09/01/33		6,343
5,325,629		FGLMC	5.500	09/01/33		5,161
15,367,478		FGLMC	5.500	12/01/33		14,892
15,761,507		FGLMC	5.000	01/01/34		14,851
2,380,513		FGLMC	5.500	12/01/34		2,305
16,815,213		FGLMC	4.500	04/01/35		15,319
2,617,956		FGLMC	6.000	05/01/35		2,598
3,219,241		FGLMC	6.000	05/01/35		3,195
1,344,876		FGLMC	6.000	05/01/35		1,335
1,099,895		FGLMC	6.000	05/01/35		1,092
1,864,276		FGLMC	6.000	05/01/35		1,850
1,400,138		FGLMC	6.000	05/01/35		1,390
3,016,701		FGLMC	5.500	06/01/35		2,916
3,198,713		FGLMC	6.000	08/01/35		3,175
6,427,857		FGLMC	4.500	09/01/35		5,850
2,796,739		FGLMC	4.500	09/01/35		2,545
7,945,372		FGLMC	4.500	09/01/35		7,231
13,403,550		FGLMC	5.000	09/01/35		12,597
2,999,040		FGLMC	5.000	10/01/35		2,819
3,479,816		FGLMC	5.000	11/01/35		3,270
1,032,992		FGLMC	4.500	12/01/35		940
8,449,242		FGLMC	6.000	01/01/36		8,378
2,610,411		FGLMC	7.000	01/01/36		2,686
11,001,548		FGLMC	5.500	04/01/36		10,616
895,268		FGLMC	6.500	05/01/36		905
3,804,230		FGLMC	6.500	10/01/36		3,845
1,694,048		FGLMC	6.500	12/01/36		1,705
17,845,820		FGLMC	5.500	01/01/37		17,221
27,814,538		FGLMC	5.500	04/01/37		26,827

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY		VALUE
PRINCIPAL		RATE	DATE	RATING +	(000)
$ 25,798,800	FGLMC	5.500%	05/01/37		$24,883
47,891	Federal National Mortgage Association (FNMA)	7.500	06/01/11		49
3,883	FNMA	8.000	06/01/11		4
37,761	FNMA	8.000	07/01/11		39
6,464	FNMA	7.500	08/01/11		7
10,366	FNMA	7.500	09/01/11		11
29,954	FNMA	7.500	10/01/11		31
1,165	FNMA	7.500	10/01/11		1
6,545	FNMA	7.500	10/01/11		7
252,787	FNMA	7.000	04/01/12		261
22,631	FNMA	6.500	09/01/12		23
180,293	FNMA	5.000	06/01/13		177
2,830,573	FNMA	4.440	07/01/13		2,691
4,483,155	FNMA	4.019	08/01/13		4,163
2,706,229	FNMA	4.547	05/01/14		2,563
4,350,640	FNMA	4.265	06/01/14		4,067
3,150,613	FNMA	4.530	10/01/14		2,992
13,625	FNMA	8.500	11/01/14		15
7,601,826	FNMA	6.000	06/25/16		7,602
515,270	FNMA	6.500	10/01/16		527
1,754,133	FNMA	6.500	04/01/17		1,791
805,931	FNMA	6.500	02/01/18		822
3,145,401	FNMA	5.500	03/01/18		3,110
608,639	FNMA	5.500	04/01/18		602
69,301	FNMA	5.500	05/01/18		69
14,095,690	FNMA	5.500	11/01/18		13,936
6,063,972	FNMA	5.000	12/01/18		5,883
4,720,853	FNMA	5.000	01/01/19		4,580
673,788	FNMA	6.000	01/01/19		677
670,964	FNMA	6.000	02/01/19		674
600,000	FNMA	4.000	02/25/19		533
6,516,839	FNMA	5.000	03/01/19		6,314
851,881	FNMA	4.500	05/01/19		810
53,326	FNMA	8.000	03/01/23		56
1,057,405	FNMA	5.500	02/01/24		1,034
161,043	FNMA	8.000	07/01/24		170
29,669,999	FNMA	5.000	10/01/25		28,259
12,576,533	FNMA	6.000	03/01/32		12,539
616,453	FNMA	5.000	02/01/33		581
5,589,105	FNMA	4.500	03/25/33		5,328
1,270,091	FNMA	5.500	06/01/33		1,231
1,726,034	FNMA	5.500	07/01/33		1,672
2,792,323	FNMA	4.500	08/01/33		2,547
1,705,510	FNMA	5.000	08/01/33		1,607
2,744,148	FNMA	6.000	08/01/33		2,728
6,000,000	FNMA	5.500	08/25/33		5,889
1,931,400	FNMA	5.000	10/01/33		1,819
1,852,588	FNMA	5.000	10/01/33		1,745
2,418,316	FNMA	5.000	11/01/33		2,278
45,631,901	FNMA	5.000	11/01/33		42,984
2,191,174	FNMA	5.500	11/01/33		2,123
2,459,760	FNMA	5.500	11/01/33		2,383
3,219,660	FNMA	5.500	11/01/33		3,120
3,884,369	FNMA	5.500	11/01/33		3,764
2,714,218	FNMA	5.500	11/01/33		2,630
709,274	FNMA	5.500	12/01/33		687

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 488,658		FNMA	5.500%	12/01/33		$473
1,418,581		FNMA	5.500	12/01/33		1,374
1,910,900		FNMA	5.500	01/01/34		1,851
808,970		FNMA	5.000	03/01/34		762
1,771,241		FNMA	5.000	03/01/34		1,668
699,119		FNMA	5.000	03/01/34		659
9,599,649		FNMA	5.000	03/01/34		9,043
623,987		FNMA	5.000	03/01/34		588
5,369,693		FNMA	5.000	04/01/34		5,053
1,477,380		FNMA	4.500	05/01/34		1,346
80,461		FNMA	4.500	05/01/34		73
68,892		FNMA	4.500	05/01/34		63
113,964		FNMA	4.500	06/01/34		104
67,577		FNMA	4.500	06/01/34		62
291,364		FNMA	4.500	06/01/34		265
73,751		FNMA	4.500	06/01/34		67
227,593		FNMA	4.500	07/01/34		207
66,721		FNMA	4.500	07/01/34		61
198,609		FNMA	4.500	07/01/34		181
1,866,239		FNMA	4.500	08/01/34		1,700
114,527		FNMA	4.500	08/01/34		104
32,117,233		FNMA	5.000	08/01/34		30,220
82,081		FNMA	4.500	09/01/34		75
5,000,000		FNMA	5.500	10/25/34		4,833
14,473,225		FNMA	5.000	11/01/34		13,633
15,870,428		FNMA	5.500	01/01/35		15,366
4,552,797		FNMA	5.500	01/01/35		4,408
26,330,035		FNMA	5.500	02/01/35		25,492
32,507,193		FNMA	5.500	02/01/35		31,496
5,944,715		FNMA	5.000	02/25/35		5,774
949,703		FNMA	5.500	03/01/35		918
2,824,197		FNMA	5.500	04/01/35		2,731
30,755,753		FNMA	5.500	04/01/35		29,739
2,692,322		FNMA	5.500	04/01/35		2,603
3,802,533		FNMA	5.500	04/01/35		3,677
18,160,914		FNMA	5.500	04/01/35		17,583
12,497,080		FNMA	5.500	04/01/35		12,084
1,059,844		FNMA	5.500	05/01/35		1,025
936,994		FNMA	5.500	05/01/35		906
5,686,364		FNMA	5.500	05/01/35		5,498
1,225,509		FNMA	5.500	05/01/35		1,185
6,259,057		FNMA	6.000	05/01/35		6,203
4,600,570		FNMA	5.500	06/01/35		4,448
3,490,934		FNMA	5.500	06/01/35		3,375
3,415,202		FNMA	5.500	06/01/35		3,302
350,496		FNMA	7.500	06/01/35		363
910,087		FNMA	6.000	07/01/35		902
8,830,468		FNMA	5.000	09/01/35		8,297
19,356,672		FNMA	5.500	09/01/35		18,755
12,202,700		FNMA	4.000	10/01/35		10,793
6,279,800		FNMA	5.000	10/01/35		5,900
14,124,348		FNMA	5.500	10/01/35		13,657
8,813,219		FNMA	5.500	11/01/35		8,522
3,827,389	i	FNMA	5.748	02/01/36		3,860
2,178,309		FNMA	6.500	02/01/36		2,202
1,803,459		FNMA	6.500	02/01/36		1,821

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 22,000,261		FNMA	6.000%	03/01/36		$21,777
4,416,205		FNMA	5.500	04/01/36		4,270
11,913,369	i	FNMA	5.824	06/01/36		11,965
5,510,581	i	FNMA	5.949	07/01/36		5,539
38,811,832	i	FNMA	5.743	09/01/36		38,811
9,488,251		FNMA	6.000	10/01/36		9,392
6,347,649		FNMA	6.500	12/01/36		6,384
36,591,509	i	FNMA	5.903	01/01/37		36,542
3,070,212		FNMA	7.000	02/01/37		3,152
1,995,032		FNMA	7.000	04/01/37		2,048
14,000,000		FNMA	6.000	06/01/37		13,856
91,000,000	h	FNMA	6.000	08/25/37		89,948
50,000,000	h	FNMA	6.500	08/25/37		50,422
4,979		Government National Mortgage Association (GNMA)	8.500	09/15/09		5
27,626		GNMA	8.500	10/15/09		29
5,427		GNMA	8.500	12/15/09		6
99,981		GNMA	9.000	12/15/09		103
5,423,741		GNMA	6.250	12/15/11		5,416
4,242,716		GNMA	5.220	04/15/15		4,228
165,810		GNMA	9.000	12/15/17		177
106,943		GNMA	8.000	06/15/22		113
52,838		GNMA	6.500	08/15/23		54
14,124		GNMA	6.500	08/15/23		14
36,267		GNMA	6.500	09/15/23		37
10,000,000		GNMA	4.500	11/16/29		9,515
12,000,000		GNMA	4.385	08/16/30		11,779
439,787		GNMA	6.500	05/20/31		449
176,346		GNMA	5.000	06/20/33		166
4,681,871		GNMA	5.500	09/15/33		4,553
2,420,670		GNMA	5.500	11/20/33		2,350
172,786		GNMA	5.000	03/20/34		163
2,995,341		GNMA	5.000	06/20/34		2,826
289,051		GNMA	5.000	07/20/34		273
2,142,990		GNMA	5.000	02/20/35		2,020
9,303,666		GNMA	5.000	03/20/35		8,770
2,180,253		GNMA	5.500	03/20/35		2,115
11,574,902		GNMA	5.500	12/20/35		11,229
21,000,000	h	GNMA	5.500	08/15/37		20,363
		TOTAL MORTGAGE BACKED SECURITIES				1,325,983

MUNICIPAL BONDS - 1.11%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/01/11		1,827
2,500,000		Atlanta Urban Residential Finance Authority	5.068	12/01/11		2,478
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41		4,603
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15		2,294
3,000,000		City of Chicago IL	5.200	01/01/09		3,001
4,000,000		City of Dallas TX	5.078	02/15/22		3,742
1,500,000		City of Dallas TX	5.195	02/15/35		1,383
995,000		City of Eugene OR	6.320	08/01/22		1,036
5,000,000		City of New York NY	4.500	06/01/15		4,619
8,210,000		City of New York NY	7.550	11/15/20		8,360
1,055,000	j	City of Oakland CA	0.000	12/15/11		830
1,075,000		County of Harnett NC	5.150	05/01/12		1,066
3,000,000		County of Mercer NJ	5.380	02/01/17		2,953
1,000,000		County of Sacramento CA	6.875	08/15/08		1,017

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 1,680,000		Douglas County Public Utility District No 1 Wells
		Hydroelectric	5.112%	09/01/18		$1,579
1,400,000		Elkhart Redevelopment District	5.500	06/15/18		1,401
8,500,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19		8,029
2,000,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32		1,932
1,000,000		Kansas Development Finance Authority	4.592	05/01/14		945
1,350,000		Kansas Development Finance Authority	4.722	05/01/15		1,275
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30		2,878
1,000,000		Minnesota State Municipal Power Agency	4.510	10/01/09		986
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14		4,931
3,675,000		New York City Housing Development Corp	4.660	11/01/10		3,635
2,180,000		New York State Environmental Facilities Corp	6.000	03/15/09		2,208
5,000,000		New York State Environmental Facilities Corp	4.900	12/15/11		4,938
2,500,000		Newport News Economic Development Authority	5.640	01/15/29		2,419
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14		2,446
1,100,000		San Dieguito Public Facilities Authority	7.000	08/01/18		1,141
5,570,000		State of Illinois	4.350	06/01/18		5,017
975,000		State of New Jersey	6.450	02/01/18		993
3,265,000		State of Texas	4.900	08/01/20		2,993
6,090,000		State of Washington	5.050	01/01/18		5,878
1,033,000		State of Wisconsin	5.700	05/01/26		1,025
4,250,000		Tennessee State School Bond Authority	7.750	05/01/15		4,519
2,025,000		University Central Fl University Revenues	5.125	10/01/20		1,870
		TOTAL MUNICIPAL BONDS				102,247

U.S. TREASURY SECURITIES - 2.68%
64,986,000	e	United States Treasury Bond	8.000	11/15/21		83,183
9,700,000	e	United States Treasury Bond	5.250	02/15/29		9,777
8,176,000	e	United States Treasury Bond	5.375	02/15/31		8,406
10,863,000	e	United States Treasury Bond	4.500	02/15/36		9,845
1,653,000	e	United States Treasury Bond	4.750	02/15/37		1,560
950,000	e	United States Treasury Note	4.875	10/31/08		949
2,600,000	e	United States Treasury Note	4.500	03/31/09		2,582
2,500,000	e	United States Treasury Note	4.625	11/15/09		2,485
21,800,000	e	United States Treasury Note	4.500	04/30/12		21,399
27,772,000	e	United States Treasury Note	4.750	05/31/12		27,556
20,000,000	h	United States Treasury Note	4.875	06/30/12		19,945
51,935,000	e	United States Treasury Note	4.500	05/15/17		49,809
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		8,827
		TOTAL U.S. TREASURY SECURITIES				246,323

		TOTAL GOVERNMENT BONDS				2,085,949
		(Cost $2,125,306)

		TOTAL BONDS				3,639,539
		(Cost $3,706,127)
SHARES

PREFERRED STOCKS - 0.07%

COMMUNICATIONS - 0.05%
200,000		Telephone & Data Systems, Inc	7.600	12/01/41		4,900
		TOTAL COMMUNICATIONS				4,900

DEPOSITORY INSTITUTIONS - 0.02%
84,000		Bank of America Corp	6.204	12/30/49		2,164

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
		TOTAL DEPOSITORY INSTITUTIONS	$2,164

		TOTAL PREFERRED STOCKS	7,064
		(Cost $7,167)

COMMON STOCKS - 59.34%

AMUSEMENT AND RECREATION SERVICES - 0.55%
118,165	*	Activision, Inc	2,206
11,813		International Speedway Corp (Class A)	623
1,388,473		Walt Disney Co	47,402
		TOTAL AMUSEMENT AND RECREATION SERVICES	50,231

APPAREL AND ACCESSORY STORES - 0.45%
112,155		American Eagle Outfitters, Inc	2,878
750	*	AnnTaylor Stores Corp	26
35,889	e	Bebe Stores, Inc	575
6,600	e	Buckle, Inc	260
2,700	e*	Cache, Inc	36
7,731	e*	Casual Male Retail Group, Inc	78
21,300	e	Cato Corp (Class A)	467
3,600	e*	Charlotte Russe Holding, Inc	97
67,100	*	Chico's FAS, Inc	1,633
6,700	e	Christopher & Banks Corp	115
7,800	e*	Dress Barn, Inc	160
2,586		Finish Line, Inc (Class A)	24
88,808		Foot Locker, Inc	1,936
398,130		Gap, Inc	7,604
6,200	e*	Jo-Ann Stores, Inc	176
145,061	*	Kohl's Corp	10,304
239,620	e	Limited Brands, Inc	6,578
126,438		Nordstrom, Inc	6,463
46,984	e	Ross Stores, Inc	1,447
1,800	e*	Shoe Carnival, Inc	49
14,007	e	Stage Stores, Inc	294
		TOTAL APPAREL AND ACCESSORY STORES	41,200

APPAREL AND OTHER TEXTILE PRODUCTS - 0.04%
13,000	*	Gymboree Corp	512
14,000	e	Kellwood Co	394
48,054	e	Liz Claiborne, Inc	1,792
5,000		Polo Ralph Lauren Corp	491
8,400		VF Corp	769
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,958

AUTO REPAIR, SERVICES AND PARKING - 0.01%
28,895	*	Hertz Global Holdings, Inc	768
3,400	e	Ryder System, Inc	183
8,800	e*	Wright Express Corp	301
		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,252

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
900		Advance Auto Parts	36
21,891	*	Autozone, Inc	2,991
54,400	*	Carmax, Inc	1,387
14,532	*	Copart, Inc	445

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
2,200	e*	Rush Enterprises, Inc (Class A)	$48
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,907

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.75%
15,910	e	Fastenal Co	666
1,130,226		Home Depot, Inc	44,474
770,808		Lowe's Cos, Inc	23,656
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	68,796

BUSINESS SERVICES - 3.81%
95,445	e*	24/7 Real Media, Inc	1,120
213,900	*	3Com Corp	883
600	e*	Acacia Research (Acacia Technologies)	10
73,522		Accenture Ltd (Class A)	3,153
4,500		Administaff, Inc	151
228,703	*	Adobe Systems, Inc	9,182
15,700	e*	Agile Software Corp	127
15,325	e*	aQuantive, Inc	978
49,392	e*	Ariba, Inc	489
234,955	e*	Art Technology Group, Inc	625
71,407	*	Autodesk, Inc	3,362
446,750		Automatic Data Processing, Inc	21,654
156,506	*	BEA Systems, Inc	2,143
52,912	e*	BearingPoint, Inc	387
12,256	e*	Blue Coat Systems, Inc	607
9,200	e*	Checkfree Corp	370
29,200	e*	Ciber, Inc	239
793,764	*	CMGI, Inc	1,548
72,373	e*	CNET Networks, Inc	593
99,628	e*	Cogent Communications Group, Inc	2,976
39,918	e*	Cogent, Inc	586
4,800	e	Cognex Corp	108
89,838	e*	Compuware Corp	1,065
104,201	*	Convergys Corp	2,526
6,200	e*	CSG Systems International, Inc	164
30,500		Deluxe Corp	1,239
2,603	*	Digital River, Inc	118
68,453	*	DST Systems, Inc	5,422
21,400	*	Earthlink, Inc	160
509,977	*	eBay, Inc	16,411
8,599	e*	eFunds Corp	303
134,601	*	Electronic Arts, Inc	6,369
20,548	e*	Equinix, Inc	1,880
100,576	*	Expedia, Inc	2,946
11,850		Fair Isaac Corp	475
104,647		First Data Corp	3,419
107,614	*	Fiserv, Inc	6,112
14,043	e*	Gartner, Inc	345
12,500	*	Getty Images, Inc	598
81,152	*	Google, Inc (Class A)	42,473
2,800	*	Hudson Highland Group, Inc	60
2,600	*	iGate Corp	21
123,843	e	IMS Health, Inc	3,979
12,242	e*	Infocrossing, Inc	226
47,677	e*	Informatica Corp	704
3,920	e	infoUSA, Inc	40

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
196,850	e*	Innovative Solutions & Support, Inc	$4,571
99,890	e*	Internap Network Services Corp	1,440
4,432	*	Interwoven, Inc	62
109,664	e*	Intuit, Inc	3,299
43,824	e*	Ipass, Inc	238
58,761	e*	Iron Mountain, Inc	1,535
25,783	e	Jack Henry & Associates, Inc	664
3,011	*	Kforce, Inc	48
29,700	e*	Kinetic Concepts, Inc	1,544
30,399	e	Lamar Advertising Co (Class A)	1,908
53,370	*	Lionbridge Technologies	314
12,548	e	Manpower, Inc	1,157
15,736	e	Marchex, Inc (Class B)	257
41,930	e	Mastercard, Inc (Class A)	6,955
3,926,024		Microsoft Corp	115,700
27,800		MoneyGram International, Inc	777
46,510	e*	Monster Worldwide, Inc	1,912
220,909	e	NIC, Inc	1,511
222,200	*	Novell, Inc	1,731
249,418		Omnicom Group, Inc	13,199
6,600	e*	Online Resources Corp	72
81,471	e*	Opsware, Inc	775
4,560	*	Parametric Technology Corp	99
16,200	e	Pegasystems, Inc	177
1,500	e*	Radisys Corp	19
45,939	e*	RealNetworks, Inc	375
64,008		Robert Half International, Inc	2,336
33,306	e*	Salesforce.com, Inc	1,427
140,148	e*	Sapient Corp	1,083
26,200		ServiceMaster Co	405
59,241	e*	Smith Micro Software, Inc	892
24,145	e*	Sohu.com, Inc	772
6,300	*	SonicWALL, Inc	54
291,935	e*	Sonus Networks, Inc	2,487
40,437	*	Spherion Corp	380
1,659,579	*	Sun Microsystems, Inc	8,729
1,300	*	SYKES Enterprises, Inc	25
462,458	*	Symantec Corp	9,342
36,284	e*	TeleTech Holdings, Inc	1,179
35,400	*	TIBCO Software, Inc	320
700	e*	Tiens Biotech Group USA, Inc	3
94,572	e	Total System Services, Inc	2,791
35,035	e*	TradeStation Group, Inc	408
19,460	e*	Travelzoo, Inc	517
141,052	*	Unisys Corp	1,289
21,267	e	United Online, Inc	351
7,706	e*	United Rentals, Inc	251
13,535	e*	Universal Compression Holdings, Inc	981
32,414	e*	Vasco Data Security International	738
126,642	*	VeriSign, Inc	4,018
2,100	e*	Volt Information Sciences, Inc	39
		TOTAL BUSINESS SERVICES	349,502

CHEMICALS AND ALLIED PRODUCTS - 5.39%
60,343	e*	Abraxis BioScience, Inc	1,341
900	e*	Advanced Magnetics, Inc	52

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
240,826		Air Products & Chemicals, Inc	$19,355
8,770	e*	Alexion Pharmaceuticals, Inc	395
6,874	e*	Alkermes, Inc	100
70,994	*	American Oriental Bioengineering, Inc	632
584,241	*	Amgen, Inc	32,303
12,652	e*	Arena Pharmaceuticals, Inc	139
4,001	e*	Array Biopharma, Inc	47
20,738	e*	Auxilium Pharmaceuticals, Inc	331
125,700	e	Avery Dennison Corp	8,357
203,200		Avon Products, Inc	7,468
1,200		Balchem Corp	22
81,034	*	Barr Pharmaceuticals, Inc	4,070
66,184	e*	Bentley Pharmaceuticals, Inc	803
72,660	e*	Bioenvision, Inc	420
45,257	e*	BioMarin Pharmaceuticals, Inc	812
846,372		Bristol-Myers Squibb Co	26,711
55,300		Cabot Corp	2,637
35,000	e*	Calgon Carbon Corp	406
19,166	e*	Cell Genesys, Inc	64
11,828	e*	Cephalon, Inc	951
4,745	e	Church & Dwight Co, Inc	230
60,944		Clorox Co	3,785
292,100		Colgate-Palmolive Co	18,943
10,381	*	Cypress Bioscience, Inc	138
11,107		Dade Behring Holdings, Inc	590
56,374	e*	Dendreon Corp	399
15,999	*	Digene Corp	961
324,406	e*	Durect Corp	1,249
196,600		Ecolab, Inc	8,395
453,804		Eli Lilly & Co	25,359
90,786	e*	Encysive Pharmaceuticals, Inc	162
29,757	e*	Enzon Pharmaceuticals, Inc	234
700		Estee Lauder Cos (Class A)	32
224,032	e*	Forest Laboratories, Inc	10,227
258,927	*	Genentech, Inc	19,590
145,497	*	Genzyme Corp	9,370
22,156	e*	Geron Corp	156
500,172	*	Gilead Sciences, Inc	19,392
73,005		H.B. Fuller Co	2,182
60,776	e*	Human Genome Sciences, Inc	542
26,780	*	Idexx Laboratories, Inc	2,534
45,085	e*	Immucor, Inc	1,261
41,681	e*	Inverness Medical Innovations, Inc	2,127
13,585	*	Invitrogen Corp	1,002
162,950	e*	King Pharmaceuticals, Inc	3,334
65,938		Lubrizol Corp	4,256
78,264	e	Mannatech, Inc	1,244
47,348	e*	Medarex, Inc	677
59,422	e	Medicis Pharmaceutical Corp (Class A)	1,815
1,263,193		Merck & Co, Inc	62,907
33,600	*	MGI Pharma, Inc	752
108,616	e*	Millennium Pharmaceuticals, Inc	1,148
34,099	e	Minerals Technologies, Inc	2,283
256,616	e*	Mylan Laboratories, Inc	4,668
108,365	e*	Nabi Biopharmaceuticals	498
46,923	e*	Nastech Pharmaceutical Co, Inc	512

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
71,281	e*	Neurocrine Biosciences, Inc	$800
58,514	e*	Noven Pharmaceuticals, Inc	1,372
1,500	e*	OraSure Technologies, Inc	12
34,195	e*	Pacific Ethanol, Inc	451
31,300	e*	Par Pharmaceutical Cos, Inc	884
23,161	e*	PDL BioPharma, Inc	540
63,742	e*	Penwest Pharmaceuticals Co	795
44,692	e*	Pharmion Corp	1,294
2,200	e*	Pioneer Cos, Inc	76
83,891	e*	Pozen, Inc	1,516
18,500		PPG Industries, Inc	1,408
283,254	e	Praxair, Inc	20,391
32,917	*	Prestige Brands Holdings, Inc	427
1,517,412		Procter & Gamble Co	92,850
23,666	e*	Progenics Pharmaceuticals, Inc	510
181,054	e	Rohm & Haas Co	9,900
58,800		RPM International, Inc	1,359
58,884	e*	Salix Pharmaceuticals Ltd	724
645,045		Schering-Plough Corp	19,635
21,362	*	Sciele Pharma, Inc	503
55,119		Sensient Technologies Corp	1,399
55,729	*	Sepracor, Inc	2,286
148,152		Sigma-Aldrich Corp	6,322
41,426	e*	SuperGen, Inc	230
16,038	e*	Tanox, Inc	311
11,300	e*	United Therapeutics Corp	720
26,481	e*	USANA Health Sciences, Inc	1,185
25,600	e	Valspar Corp	727
26,431	e*	Vertex Pharmaceuticals, Inc	755
51,895	*	Warner Chilcott Ltd (Class A)	939
102,872	*	Watson Pharmaceuticals, Inc	3,346
52,533	e*	Zymogenetics, Inc	767
		TOTAL CHEMICALS AND ALLIED PRODUCTS	494,804

COMMUNICATIONS - 3.21%
6,097	e	Alaska Communications Systems Group, Inc	97
168,840		Alltel Corp	11,405
142,517	*	American Tower Corp (Class A)	5,986
2,801,635		AT&T, Inc	116,268
107,660	*	Cablevision Systems Corp (Class A)	3,896
8,000	e*	Centennial Communications Corp	76
189,153	e	Citadel Broadcasting Corp	1,220
17,100		Citizens Communications Co	261
65,800	e*	Cox Radio, Inc (Class A)	937
26,700	e*	Crown Castle International Corp	968
117,375	e*	Crown Media Holdings, Inc (Class A)	845
51,450		Embarq Corp	3,260
35,429	e	Entercom Communications Corp (Class A)	882
46,600	*	Entravision Communications Corp (Class A)	486
74,465	e*	FiberTower Corp	322
54,400	e	Gray Television, Inc	504
20,240		Hearst-Argyle Television, Inc	488
175,563	e*	IAC/InterActiveCorp	6,076
180,990	e*	Level 3 Communications, Inc	1,059
290,645	e*	Liberty Global, Inc (Class A)	11,928
125,308	*	Liberty Media Corp - Capital (Series A)	14,746

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
489,944	*	Liberty Media Holding Corp (Interactive A)	$10,940
44,900	e*	Lin TV Corp (Class A)	845
29,120	*	Mediacom Communications Corp (Class A)	282
35,120	*	NII Holdings, Inc	2,836
97,141	e*	Novatel Wireless, Inc	2,528
34,845	*	Radio One, Inc (Class D)	246
37,486	e*	SAVVIS, Inc	1,856
19,760	*	SBA Communications Corp (Class A)	664
31,532	e*	Spanish Broadcasting System, Inc (Class A)	136
1,133,702		Sprint Nextel Corp	23,479
34,601		Telephone & Data Systems, Inc	2,165
4,500	e*	Terremark Worldwide, Inc	29
29,803	*	Time Warner Cable, Inc (Class A)	1,167
145,497	e*	TiVo, Inc	842
5,656	e	USA Mobility, Inc	151
1,456,195		Verizon Communications, Inc	59,952
174,568	e	Windstream Corp	2,577
197,299	e*	XM Satellite Radio Holdings, Inc (Class A)	2,322
		TOTAL COMMUNICATIONS	294,727

DEPOSITORY INSTITUTIONS - 5.53%
3,664		Associated Banc-Corp	120
3,749		Astoria Financial Corp	94
1,817,053		Bank of America Corp	88,836
29,639		Bank of Hawaii Corp	1,531
39,300	*	Bank of New York Co, Inc	1,629
443,324	e	BB&T Corp	18,034
31,640	e	Chittenden Corp	1,106
38,238	e	City National Corp	2,910
97,883		Comerica, Inc	5,821
1,453		Commerce Bancorp, Inc	54
2,000	e	Community Bank System, Inc	40
1,200		Compass Bancshares, Inc	83
575,297	e	Fifth Third Bancorp	22,880
20,000	e	First Horizon National Corp	780
19,208	e	First Midwest Bancorp, Inc	682
190,871	e	Fremont General Corp	2,054
27,879	e	Fulton Financial Corp	402
52,715	e	IndyMac Bancorp, Inc	1,538
2,147	e	International Bancshares Corp	55
2,000	e	Irwin Financial Corp	30
450		ITLA Capital Corp	23
317,811		Keycorp	10,910
93,997		M&T Bank Corp	10,048
124,479	e	Marshall & Ilsley Corp	5,929
252,683	e	Mellon Financial Corp	11,118
540,831		National City Corp	18,020
41,200	e	New York Community Bancorp, Inc	701
65,399	e	NewAlliance Bancshares, Inc	963
121,422		Northern Trust Corp	7,800
32,238		Old National Bancorp	535
13,629		Pacific Capital Bancorp	368
12,793		People's United Financial, Inc	227
229,663		PNC Financial Services Group, Inc	16,439
97,254		Popular, Inc	1,563
56,219	e	Provident Financial Services, Inc	886

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
530,173	e	Regions Financial Corp	$17,549
27,364	e	South Financial Group, Inc	619
82,330		Sovereign Bancorp, Inc	1,740
187,174		State Street Corp	12,803
275,972		SunTrust Banks, Inc	23,662
35,066	e*	SVB Financial Group	1,862
130,894	e	Synovus Financial Corp	4,018
38,732		UnionBanCal Corp	2,312
1,360,612		US Bancorp	44,832
47,037	e	Valley National Bancorp	1,058
30,870	e	W Holding Co, Inc	81
1,141,221		Wachovia Corp	58,488
15,468		Washington Federal, Inc	376
860,529		Washington Mutual, Inc	36,693
17,924	e	Webster Financial Corp	765
1,861,674		Wells Fargo & Co	65,475
19,506	e	Zions Bancorporation	1,500
		TOTAL DEPOSITORY INSTITUTIONS	508,042

EATING AND DRINKING PLACES - 0.82%
16,530	e*	AFC Enterprises	286
10,800		Applebees International, Inc	260
14,843	e	Bob Evans Farms, Inc	547
144,800	e	Darden Restaurants, Inc	6,370
998,301		McDonald's Corp	50,674
12,376	e	O'Charleys, Inc	249
46,258	e*	Sonic Corp	1,023
418,208	*	Starbucks Corp	10,974
7,900	e*	Steak N Shake Co	132
76,043	e	Tim Hortons, Inc	2,338
1,900		Triarc Cos (Class B)	30
56,151	e	Wendy's International, Inc	2,064
		TOTAL EATING AND DRINKING PLACES	74,947

EDUCATIONAL SERVICES - 0.00% **
700	e*	Corinthian Colleges, Inc	11
1,700		DeVry, Inc	58
1,900	*	Laureate Education, Inc	117
		TOTAL EDUCATIONAL SERVICES	186

ELECTRIC, GAS, AND SANITARY SERVICES - 2.96%
598,454	*	AES Corp	13,094
138,985		AGL Resources, Inc	5,626
13,300		Alliant Energy Corp	517
30,274		Aqua America, Inc	681
145,521		Atmos Energy Corp	4,374
251,340		Avista Corp	5,416
5,300	e	California Water Service Group	199
27,000	e	Cascade Natural Gas Corp	713
177,952		Centerpoint Energy, Inc	3,096
24,332	e	Central Vermont Public Service Corp	917
354,481	e	Cleco Corp	8,685
96,020		CMS Energy Corp	1,652
241,612	e	Consolidated Edison, Inc	10,901
59,400	e	Crosstex Energy, Inc	1,707
552,182		El Paso Corp	9,514

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
319,132	e	Empire District Electric Co	$7,139
44,400		Energen Corp	2,439
117,638	e	Energy East Corp	3,069
750	e	EnergySouth, Inc	38
406,928	e	Hawaiian Electric Industries, Inc	9,640
293,771	e	Idacorp, Inc	9,412
287,257		KeySpan Corp	12,059
42,539	e	Laclede Group, Inc	1,356
18,883		Markwest Hydrocarbon, Inc	1,084
40,964		Metal Management, Inc	1,805
91,293	e	MGE Energy, Inc	2,983
228,197	e	National Fuel Gas Co	9,883
33,059	e	New Jersey Resources Corp	1,687
129,162	e	Nicor, Inc	5,544
599,084		NiSource, Inc	12,407
96,476		Northeast Utilities	2,736
42,079	e	Northwest Natural Gas Co	1,944
58,439		NSTAR	1,896
462,148		OGE Energy Corp	16,938
10,100		Oneok, Inc	509
662,080		Pepco Holdings, Inc	18,671
85,020		Piedmont Natural Gas Co, Inc	2,096
40,384		Pinnacle West Capital Corp	1,609
705,565	e	Puget Energy, Inc	17,061
242,944		Questar Corp	12,840
34,491	e	Resource America, Inc (Class A)	711
73,060		Sempra Energy	4,327
318,938	*	Sierra Pacific Resources	5,601
44,400	e	SJW Corp	1,478
57,959	e	South Jersey Industries, Inc	2,051
37,719		Southwest Gas Corp	1,275
3,300	e	Southwest Water Co	42
57,800		UGI Corp	1,577
21,266		UIL Holdings Corp	704
225,754		Unisource Energy Corp	7,425
45,399	e	Vectren Corp	1,223
103,197	e	WGL Holdings, Inc	3,368
561,235		Williams Cos, Inc	17,746
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	271,465

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.75%
8,400	*	Adaptec, Inc	32
3,023	*	Advanced Energy Industries, Inc	69
245,970	e*	Advanced Micro Devices, Inc	3,517
5,255	e*	American Superconductor Corp	101
249,533		Ametek, Inc	9,901
92,300	e*	Anadigics, Inc	1,273
335,694	*	Apple Computer, Inc	40,968
65,892	*	Arris Group, Inc	1,159
38,995	e*	Atheros Communications, Inc	1,203
27,800	e	Baldor Electric Co	1,370
46,995	e*	C-COR, Inc	661
2,678,727	*	Cisco Systems, Inc	74,603
747,896	e*	Conexant Systems, Inc	1,032
7,400	e	CTS Corp	94
57,473	e*	Ditech Networks, Inc	471

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
9,500	*	Dolby Laboratories, Inc (Class A)	$336
3,505	e*	DTS, Inc	76
10,485	e*	Energizer Holdings, Inc	1,044
58,646	e*	Evergreen Solar, Inc	545
361,324	e*	Finisar Corp	1,366
5,800	e*	GrafTech International Ltd	98
16,700	e*	Greatbatch, Inc	541
24,800		Harman International Industries, Inc	2,897
148,527	e*	Harmonic, Inc	1,317
2,846,275		Intel Corp	67,627
29,012	e*	Interdigital Communications Corp	933
74,873	e*	InterVoice, Inc	624
3,100		Lincoln Electric Holdings, Inc	230
2,068	e*	Littelfuse, Inc	70
434,610	*	LSI Logic Corp	3,264
25,583	e*	Mattson Technology, Inc	248
30,404	e*	Medis Technologies Ltd	447
354,613	*	Micron Technology, Inc	4,443
67,684	e*	Microtune, Inc	354
91,193	e	Molex, Inc	2,737
1,305,468		Motorola, Inc	23,107
291,290	e*	MRV Communications, Inc	947
25,190	*	Novellus Systems, Inc	715
163,771	e*	ON Semiconductor Corp	1,756
7,800	e	Park Electrochemical Corp	220
38,473	e	Plantronics, Inc	1,009
6,800	e*	Plexus Corp	156
5,600	*	Polycom, Inc	188
15,700	e*	Power-One, Inc	62
107,344	e*	Powerwave Technologies, Inc	719
2,906	*	QLogic Corp	48
834,191		Qualcomm, Inc	36,196
53,247		RadioShack Corp	1,765
122,783	e*	RF Micro Devices, Inc	766
2,100	e*	Rogers Corp	78
116,028	e*	Silicon Storage Technology, Inc	433
19,900	e*	Sirenza Microdevices, Inc	236
1,169,119	e*	Sirius Satellite Radio, Inc	3,531
84,452	*	Sycamore Networks, Inc	339
44,039	e*	Symmetricom, Inc	370
11,100		Technitrol, Inc	318
15,703	e*	Tekelec	226
56,053		Teleflex, Inc	4,584
265,220	*	Tellabs, Inc	2,854
748,964		Texas Instruments, Inc	28,183
63,300	*	Thomas & Betts Corp	3,671
130,205	e*	Triquint Semiconductor, Inc	659
7,500	*	TTM Technologies, Inc	98
2,600		Vicor Corp	34
13,207	e	Whirlpool Corp	1,469
127,200	e	Xilinx, Inc	3,405
11,700	*	Zoltek Cos, Inc	486
22,389	*	Zoran Corp	449
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	344,728

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

ENGINEERING AND MANAGEMENT SERVICES - 0.37%
16,862	e*	Amylin Pharmaceuticals, Inc	$694
24,675	*	Applera Corp (Celera Genomics Group)	306
86,121	e*	Ariad Pharmaceuticals, Inc	473
129,117	e*	Celgene Corp	7,402
9,318	e*	CV Therapeutics, Inc	123
20,235		Diamond Management & Technology Consultants, Inc	267
82,578	*	Hewitt Associates, Inc (Class A)	2,642
92,116	e*	Incyte Corp	553
40,810	e*	Isis Pharmaceuticals, Inc	395
2,700	e	Landauer, Inc	133
16,090	e*	Lifecell Corp	491
145,828	e	Moody's Corp	9,071
214,126		Paychex, Inc	8,377
27,540		Quest Diagnostics, Inc	1,422
21,643	e*	Regeneron Pharmaceuticals, Inc	388
173,796	e*	Rentech, Inc	450
55,312	e*	Savient Pharmaceuticals, Inc	687
26,200	e*	Telik, Inc	89
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	33,963

FABRICATED METAL PRODUCTS - 0.52%
900	e	Ameron International Corp	81
32,200	e	Aptargroup, Inc	1,145
125,760	e	Commercial Metals Co	4,247
60,548	e	Dynamic Materials Corp	2,271
22,906	e	Gulf Island Fabrication, Inc	795
555,200		Illinois Tool Works, Inc	30,086
25,700	e	Pentair, Inc	991
28,103		Silgan Holdings, Inc	1,554
22,346		Snap-On, Inc	1,129
81,524	e	Stanley Works	4,948
8,500	e	Valmont Industries, Inc	618
		TOTAL FABRICATED METAL PRODUCTS	47,865

FOOD AND KINDRED PRODUCTS - 1.79%
239,625		Campbell Soup Co	9,300
276,409		General Mills, Inc	16,148
279,050		H.J. Heinz Co	13,246
137,800		Hershey Co	6,975
44,718		J.M. Smucker Co	2,847
359,753		Kellogg Co	18,632
476,668		Kraft Foods, Inc (Class A)	16,803
11,403		Lancaster Colony Corp	478
21,000		McCormick & Co, Inc	802
50,600	e	Pepsi Bottling Group, Inc	1,704
62,299		PepsiAmericas, Inc	1,530
956,954		PepsiCo, Inc	62,058
55,500		Sara Lee Corp	966
25,997	e	Tootsie Roll Industries, Inc	720
2,759		Topps Co, Inc	29
228,099	e	Wrigley (Wm.) Jr Co	12,616
		TOTAL FOOD AND KINDRED PRODUCTS	164,854

FOOD STORES - 0.15%
17,760	*	Pathmark Stores, Inc	230
269,010		Safeway, Inc	9,154

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
68,780		Supervalu, Inc	$3,186
26,600	e	Whole Foods Market, Inc	1,019
		TOTAL FOOD STORES	13,589

FORESTRY - 0.10%
112,099		Weyerhaeuser Co	8,848
		TOTAL FORESTRY	8,848

FURNITURE AND FIXTURES - 0.46%
28,929		Herman Miller, Inc	914
79,200		Hillenbrand Industries, Inc	5,148
36,219	e	HNI Corp	1,485
211,078	e	Johnson Controls, Inc	24,437
62,244		Leggett & Platt, Inc	1,372
312,073	e	Masco Corp	8,885
500	e	Tempur-Pedic International, Inc	13
		TOTAL FURNITURE AND FIXTURES	42,254

FURNITURE AND HOMEFURNISHINGS STORES - 0.05%
107,795	*	Bed Bath & Beyond, Inc	3,880
61,694	e	Circuit City Stores, Inc	930
4,400	e	Haverty Furniture Cos, Inc	52
200	e*	Mohawk Industries, Inc	20
800	e	Williams-Sonoma, Inc	25
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	4,907

GENERAL BUILDING CONTRACTORS - 0.19%
301	e*	Avatar Holdings, Inc	23
6,924	e	Brookfield Homes Corp	202
46,700	e	Centex Corp	1,873
194,299	e	DR Horton, Inc	3,872
15,402	e*	Hovnanian Enterprises, Inc (Class A)	255
1,120	e	Lennar Corp (B Shares)	39
56,000		Lennar Corp (Class A)	2,047
292	e	M/I Homes, Inc	8
29,214	e	MDC Holdings, Inc	1,413
219,436		Pulte Homes, Inc	4,926
29,562	e	Ryland Group, Inc	1,105
46,600	e	Standard-Pacific Corp	817
42,000	e*	Toll Brothers, Inc	1,049
9,900	e*	WCI Communities, Inc	165
		TOTAL GENERAL BUILDING CONTRACTORS	17,794

GENERAL MERCHANDISE STORES - 0.82%
1,687	e	Bon-Ton Stores, Inc	68
7,200	e*	Cabela's, Inc	159
312,078		Costco Wholesale Corp	18,263
93,865		Dollar General Corp	2,058
84,497		Family Dollar Stores, Inc	2,900
141,195		JC Penney Co, Inc	10,220
12,800	e*	Retail Ventures, Inc	207
3,300	e	Stein Mart, Inc	40
539,125		Target Corp	34,288
270,921		TJX Cos, Inc	7,450
		TOTAL GENERAL MERCHANDISE STORES	75,653

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
HEALTH SERVICES - 0.82%
125,838	e*	Alliance Imaging, Inc	$1,182
4,293	e*	Bio-Reference Labs, Inc	117
118,297	e*	Community Health Systems, Inc	4,785
1,600	*	Corvel Corp	42
39,300	e*	DaVita, Inc	2,118
59,018	e*	Edwards Lifesciences Corp	2,912
99,346	*	Express Scripts, Inc	4,968
365,698	e	Health Management Associates, Inc (Class A)	4,154
52,600	*	Laboratory Corp of America Holdings	4,116
15,820	e*	LifePoint Hospitals, Inc	612
106,197	*	Lincare Holdings, Inc	4,232
17,499	e*	Medcath Corp	557
63,705	e*	Nektar Therapeutics	605
45,705	e	Omnicare, Inc	1,648
8,388	e	Option Care, Inc	129
29,873	e*	RehabCare Group, Inc	425
152,356	*	Triad Hospitals, Inc	8,191
433,608	*	WellPoint, Inc	34,615
		TOTAL HEALTH SERVICES	75,408

HOLDING AND OTHER INVESTMENT OFFICES - 1.41%
4,876	e	Acadia Realty Trust	127
251,068	e	Allied Capital Corp	7,773
7,100		AMB Property Corp	378
37,900		American Financial Realty Trust	391
47,700		Annaly Mortgage Management, Inc	688
54,800		Anworth Mortgage Asset Corp	496
178,815		Archstone-Smith Trust	10,570
5,998	e	Ashford Hospitality Trust, Inc	71
36,567		AvalonBay Communities, Inc	4,347
68,455		Boston Properties, Inc	6,991
600		Brandywine Realty Trust	17
6,300	e	Capital Lease Funding, Inc	68
1,200	e	Capital Trust, Inc (Class A)	41
12,714	e	Cedar Shopping Centers, Inc	182
2,460	e	Cherokee, Inc	90
1,200		Developers Diversified Realty Corp	63
85,132		Duke Realty Corp	3,037
10,051	e	Equity Inns, Inc	225
286,388	e	Equity Residential	13,068
18,247		FelCor Lodging Trust, Inc	475
34,144	e	First Industrial Realty Trust, Inc	1,323
88,351		General Growth Properties, Inc	4,678
2,700	e	Gladstone Capital Corp	58
44,500		Health Care Property Investors, Inc	1,287
52,664		Health Care REIT, Inc	2,126
40,080	e	Healthcare Realty Trust, Inc	1,113
5,594	e	Highland Hospitality Corp	107
15,546	e	Highwoods Properties, Inc	583
37,685		Hospitality Properties Trust	1,564
191,100		Host Marriott Corp	4,418
23,518	e	HRPT Properties Trust	245
816	e	Investors Real Estate Trust	8
73,200		iStar Financial, Inc	3,245
121,131		Kimco Realty Corp	4,611

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
40,427		Lexington Corporate Properties Trust	$841
9,265	e	LTC Properties, Inc	211
77,700	e	Luminent Mortgage Capital, Inc	784
1,000		Macerich Co	82
35,745	e	Mack-Cali Realty Corp	1,555
47,300		MFA Mortgage Investments, Inc	344
2,680		Mid-America Apartment Communities, Inc	141
5,061	e	National Health Investors, Inc	161
47,667	e*	NexCen Brands, Inc	531
11,150		Omega Healthcare Investors, Inc	177
34,179	e	Pennsylvania Real Estate Investment Trust	1,515
5,500		Post Properties, Inc	287
14,679	e	Potlatch Corp	632
133,824		Prologis	7,615
95,119	e	Public Storage, Inc	7,307
2,700	e	RAIT Investment Trust	70
35,726		Realty Income Corp	900
700		Regency Centers Corp	49
5,366	e	Senior Housing Properties Trust	109
156,895	e	Simon Property Group, Inc	14,598
7,800	e	Sun Communities, Inc	232
1,900	e	UDR, Inc	50
2,100	e	Universal Health Realty Income Trust	70
6,860	e	Urstadt Biddle Properties, Inc (Class A)	117
70,587		Virgin Media, Inc	1,720
101,503	e	Vornado Realty Trust	11,149
94,825	e	Weingarten Realty Investors	3,897
15,216	e*	Winston Hotels, Inc	228
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	129,836

HOTELS AND OTHER LODGING PLACES - 0.23%
7,561	e*	Bluegreen Corp	88
109,560	e	Choice Hotels International, Inc	4,330
65,089	e*	Gaylord Entertainment Co	3,491
53,159	e*	Great Wolf Resorts, Inc	758
188,531		Hilton Hotels Corp	6,310
21,900	e*	Lodgian, Inc	329
43,668	e	Marcus Corp	1,038
105,776		Marriott International, Inc (Class A)	4,574
		TOTAL HOTELS AND OTHER LODGING PLACES	20,918

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.18%
79,500	e*	AGCO Corp	3,451
2,600	e	Albany International Corp (Class A)	105
6,900	e*	Allis-Chalmers Energy, Inc	159
86,200		American Standard Cos, Inc	5,084
727,736		Applied Materials, Inc	14,460
13,569	e*	Astec Industries, Inc	573
81,730	e*	Axcelis Technologies, Inc	530
30,625		Black & Decker Corp	2,704
4,000	e	Briggs & Stratton Corp	126
15,494	e*	Brooks Automation, Inc	281
6,579		CDW Corp	559
1,600	*	Columbus McKinnon Corp	52
75,600	e	Cummins, Inc	7,651
192,830		Deere & Co	23,282

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,119,443	*	Dell, Inc	$31,960
1,000		Donaldson Co, Inc	36
27,800	e*	Dril-Quip, Inc	1,250
1,014,940	*	EMC Corp	18,370
9,460	e*	Emulex Corp	207
76,599	e*	ENGlobal Corp	931
5,149	e*	Entegris, Inc	61
7,700		Flowserve Corp	551
14,156	e*	FMC Technologies, Inc	1,122
14,404	e*	Gehl Co	437
112,375		Graco, Inc	4,526
148,463	e*	Grant Prideco, Inc	7,992
1,300,123		Hewlett-Packard Co	58,012
2,986	e*	Intermec, Inc	76
792,357		International Business Machines Corp	83,396
27,864	e*	Intevac, Inc	592
2,300	*	Kulicke & Soffa Industries, Inc	24
56,682	*	Lam Research Corp	2,914
39,462	*	Lexmark International, Inc (Class A)	1,946
4,800	e	Lindsay Manufacturing Co	213
6,754	e	Lufkin Industries, Inc	436
37,844		Manitowoc Co, Inc	3,042
42,800		Modine Manufacturing Co	967
28,000		Nordson Corp	1,405
7,286	e*	Oil States International, Inc	301
11,400	e	Pall Corp	524
16,536	e*	Rackable Systems, Inc	204
1,900	e	Robbins & Myers, Inc	101
45,177	e*	Semitool, Inc	434
43,161	e*	Sigma Designs, Inc	1,126
580,186	*	Solectron Corp	2,135
172,571	e*	SourceForge, Inc	728
22,138	e	SPX Corp	1,944
23,174		Tennant Co	846
27,688	*	Terex Corp	2,251
4,026	e*	TurboChef Technologies, Inc	56
10,500	e*	Ultratech, Inc	140
39,294	*	Varian Medical Systems, Inc	1,670
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	291,943

INSTRUMENTS AND RELATED PRODUCTS - 3.39%
22,218	*	Advanced Medical Optics, Inc	775
17,804	e*	Affymetrix, Inc	443
3,704	e	Analogic Corp	272
5,200	e	Arrow International, Inc	199
44,094	e	Bard (C.R.), Inc	3,643
438,937		Baxter International, Inc	24,730
71,652		Beckman Coulter, Inc	4,634
209,372		Becton Dickinson & Co	15,598
154,105		Biomet, Inc	7,046
591,388	*	Boston Scientific Corp	9,072
3,700	*	Bruker BioSciences Corp	33
10,897	e*	Cepheid, Inc	159
5,170	e*	Coherent, Inc	158
500	e	Cooper Cos, Inc	27
220,973	e*	Credence Systems Corp	796

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,600	e	Datascope Corp	$61
123,177	e	Dentsply International, Inc	4,713
3,500	e*	DJ Orthopedics, Inc	145
880,600		Emerson Electric Co	41,212
1,100	*	Excel Technology, Inc	31
6,800	e*	Hologic, Inc	376
1,700	e*	ICU Medical, Inc	73
14,163	e*	Illumina, Inc	575
56,208	e*	Input/Output, Inc	877
8,990	e*	Intuitive Surgical, Inc	1,248
8,900	e	Invacare Corp	163
1,300	e*	Itron, Inc	101
1,448,395		Johnson & Johnson	89,250
61,425		Kla-Tencor Corp	3,375
27,528	e*	L-1 Identity Solutions, Inc	563
117,947	e*	LTX Corp	656
681,028		Medtronic, Inc	35,318
1,166	e*	Merit Medical Systems, Inc	14
6,400	*	Mettler-Toledo International, Inc	611
11,632	e*	Millipore Corp	874
5,300	e*	MKS Instruments, Inc	147
5,900	e	Movado Group, Inc	199
3,688	e*	Palomar Medical Technologies, Inc	128
196,101	e	Pitney Bowes, Inc	9,182
6,200	*	Respironics, Inc	264
4,323	*	Rudolph Technologies, Inc	72
173,852	*	St. Jude Medical, Inc	7,213
77,297	e	STERIS Corp	2,365
191,130	e	Stryker Corp	12,058
11,200	*	Techne Corp	641
32,506		Tektronix, Inc	1,097
196,368	*	Thermo Electron Corp	10,156
1,600	e*	Thoratec Corp	29
45,643	e*	Waters Corp	2,709
404,173	e*	Xerox Corp	7,469
2,400	*	X-Rite, Inc	36
110,420	*	Zimmer Holdings, Inc	9,374
10,140	e*	Zoll Medical Corp	226
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	311,186

INSURANCE AGENTS, BROKERS AND SERVICE - 0.26%
46,400	e	Brown & Brown, Inc	1,167
4,400	e	Crawford & Co (Class B)	30
232,945		Hartford Financial Services Group, Inc	22,947
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	24,144

INSURANCE CARRIERS - 2.42%
371,100		Aetna, Inc	18,332
439,870		Aflac, Inc	22,609
920	*	Alleghany Corp	374
91,600		Ambac Financial Group, Inc	7,987
24,600	e	American Financial Group, Inc	840
5,925	*	American Physicians Capital, Inc	240
7,900	e*	AMERIGROUP Corp	188
9,300	e	Assurant, Inc	548
54,793		Axis Capital Holdings Ltd	2,227

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
391,214		Chubb Corp	$21,180
214,735		Cincinnati Financial Corp	9,319
55,518	e	Commerce Group, Inc	1,928
1,400	e	Donegal Group, Inc (Class A)	21
62,354		Endurance Specialty Holdings Ltd	2,497
37,568		Erie Indemnity Co (Class A)	2,030
26,467		Everest Re Group Ltd	2,875
1,251	e*	Fpic Insurance Group, Inc	51
180,540		Genworth Financial, Inc (Class A)	6,211
1,200		Harleysville Group, Inc	40
13,900	e	HCC Insurance Holdings, Inc	464
2,616	e*	HealthExtras, Inc	77
4,400	e	Horace Mann Educators Corp	93
3,506		Infinity Property & Casualty Corp	178
268,127	e	Lincoln National Corp	19,024
6,640	*	Markel Corp	3,218
113,799	e	MBIA, Inc	7,081
63,638		Mercury General Corp	3,507
69,700	e	MGIC Investment Corp	3,963
1,500	e*	Molina Healthcare, Inc	46
41,679	e	Nationwide Financial Services, Inc (Class A)	2,635
23,340	e	Odyssey Re Holdings Corp	1,001
5,300	e	Ohio Casualty Corp	230
22,800		Phoenix Cos, Inc	342
40,300		PMI Group, Inc	1,800
1,400		Presidential Life Corp	28
204,025		Principal Financial Group	11,893
583,880		Progressive Corp	13,972
26,100		Radian Group, Inc	1,409
10,128		RenaissanceRe Holdings Ltd	628
162,685		Safeco Corp	10,129
534,877		Travelers Cos, Inc/The	28,616
30,639	e	Unitrin, Inc	1,507
95,069		UnumProvident Corp	2,482
69,651		W.R. Berkley Corp	2,266
15,862	e*	WellCare Health Plans, Inc	1,436
100		Wesco Financial Corp	39
60,472		XL Capital Ltd (Class A)	5,097
		TOTAL INSURANCE CARRIERS	222,658

LEATHER AND LEATHER PRODUCTS - 0.11%
199,600	*	Coach, Inc	9,459
400	*	Timberland Co (Class A)	10
14,200	e	Weyco Group, Inc	383
		TOTAL LEATHER AND LEATHER PRODUCTS	9,852

LEGAL SERVICES - 0.00% **
3,600	e*	FTI Consulting, Inc	137
		TOTAL LEGAL SERVICES	137

LUMBER AND WOOD PRODUCTS - 0.01%
87,047	e*	Champion Enterprises, Inc	856
4,415	e	Skyline Corp	132
		TOTAL LUMBER AND WOOD PRODUCTS	988

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
METAL MINING - 0.06%

62,727	*	Apex Silver Mines Ltd	$1,266
166,975	e	Royal Gold, Inc	3,969
		TOTAL METAL MINING	5,235

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.36%
19,178	e	Callaway Golf Co	341
12,100	e	Daktronics, Inc	260
39,060	e*	K2, Inc	593
9,675	e	Marine Products Corp	80
439,224	e	Mattel, Inc	11,108
28,761	e*	RC2 Corp	1,151
59,200	e*	Russ Berrie & Co, Inc	1,103
532,389	*	Tyco International Ltd	17,989
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	32,625

MISCELLANEOUS RETAIL - 0.64%
152,855	*	Amazon.com, Inc	10,457
4,500		Barnes & Noble, Inc	173
146,350		Best Buy Co, Inc	6,830
15,723	*	Dollar Tree Stores, Inc	685
62,013	e*	GSI Commerce, Inc	1,408
77,755	*	Office Depot, Inc	2,356
16,503	e*	Overstock.com, Inc	302
308,113		Staples, Inc	7,311
6,800	e	Systemax, Inc	141
30,376		Tiffany & Co	1,612
513,971		Walgreen Co	22,378
118,464	e	World Fuel Services Corp	4,983
		TOTAL MISCELLANEOUS RETAIL	58,636

MOTION PICTURES - 0.82%
3,931	e*	Avid Technology, Inc	139
197,077	e*	Discovery Holding Co (Class A)	4,531
87,197	e*	DreamWorks Animation SKG, Inc (Class A)	2,515
26,141	e	Regal Entertainment Group (Class A)	573
16,388	e*	Time Warner Telecom, Inc (Class A)	329
2,546,499		Time Warner, Inc	53,578
324,347	e*	Viacom, Inc (Class B)	13,503
		TOTAL MOTION PICTURES	75,168

NONDEPOSITORY INSTITUTIONS - 1.35%
62,074		Advanta Corp (Class A)	1,764
166,075		American Capital Strategies Ltd	7,062
783,871		American Express Co	47,957
94,294	e*	AmeriCredit Corp	2,504
18,339		Asta Funding, Inc	705
223,699		Capital One Financial Corp	17,547
78,600	e	CapitalSource, Inc	1,933
20,400	e	Centerline Holding Co	367
1,200	e*	Credit Acceptance Corp	32
18,375	e	Federal Agricultural Mortgage Corp (Class C)	629
59,450	e	First Marblehead Corp	2,297
621,967		Freddie Mac	37,753
32,700	*	INVESTools, Inc	326
125,847	e	MCG Capital Corp	2,016
15,400	e	Nelnet, Inc (Class A)	376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
12,483	e*	World Acceptance Corp	$533
		TOTAL NONDEPOSITORY INSTITUTIONS	123,801

NONMETALLIC MINERALS, EXCEPT FUELS - 0.17%
99,868	e	AMCOL International Corp	2,727
12,900	e	Compass Minerals International, Inc	447
15,300		Florida Rock Industries, Inc	1,033
96,263	e	Vulcan Materials Co	11,026
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	15,233

OIL AND GAS EXTRACTION - 2.40%
43,767	e	Atlas America, Inc	2,352
16,790	*	ATP Oil & Gas Corp	817
8,170	e*	Atwood Oceanics, Inc	561
40,138	e	Berry Petroleum Co (Class A)	1,512
9,766	e*	Bronco Drilling Co, Inc	160
85,096	e*	Callon Petroleum Co	1,206
27,122	*	Cameron International Corp	1,938
72,968	e*	Cheniere Energy, Inc	2,830
341,825	e	Chesapeake Energy Corp	11,827
88,652	e	Cimarex Energy Co	3,494
17,715	*	Complete Production Services, Inc	458
31,122	*	Contango Oil & Gas Co	1,129
28,057	e*	Delta Petroleum Corp	563
175,338	e*	Denbury Resources, Inc	6,575
20,711	e*	Edge Petroleum Corp	290
30,001	e*	Encore Acquisition Co	834
177,736		ENSCO International, Inc	10,844
322,216	e	Equitable Resources, Inc	15,969
55,136	e*	Forest Oil Corp	2,330
19,800	e*	GeoGlobal Resources, Inc	101
16,582	*	Global Industries Ltd	445
213,206		GlobalSantaFe Corp	15,404
6,500	e*	GMX Resources, Inc	225
34,000	e*	Goodrich Petroleum Corp	1,177
45,337	e*	Grey Wolf, Inc	374
33,475	*	Helix Energy Solutions Group, Inc	1,336
187,470	e	Helmerich & Payne, Inc	6,640
77,929	*	McMoRan Exploration Co	1,091
245,984	e*	Meridian Resource Corp	743
127,218	*	Nabors Industries Ltd	4,247
96,165	*	National Oilwell Varco, Inc	10,024
56,526		Noble Corp	5,512
17,662	e*	Oceaneering International, Inc	930
138,488	e*	PetroHawk Energy Corp	2,196
16,580	e*	Petroleum Development Corp	787
16,300	e*	Petroquest Energy, Inc	237
128,017		Pioneer Natural Resources Co	6,236
61,817	*	Plains Exploration & Production Co	2,956
80,100	e	Pogo Producing Co	4,068
122,390	e*	Pride International, Inc	4,585
64,013	e*	Quicksilver Resources, Inc	2,854
102,753	e	Range Resources Corp	3,844
77,900	e	Rowan Cos, Inc	3,192
14,220	e	RPC, Inc	242
150,786	e	Smith International, Inc	8,842

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
75,146	*	Southwestern Energy Co	$3,344
20,700		St. Mary Land & Exploration Co	758
16,278	*	Stone Energy Corp	558
45,433	e*	Swift Energy Co	1,943
94,026	e	Tidewater, Inc	6,665
30,394	e*	Toreador Resources Corp	456
188,775	*	Transocean, Inc	20,006
5,800	e*	TXCO Resources, Inc	60
17,825	*	Unit Corp	1,121
41,953	*	Venoco, Inc	783
19,400	e	W&T Offshore, Inc	543
3,800	e*	Warren Resources, Inc	44
156,660	*	Weatherford International Ltd	8,654
8,105	e*	W-H Energy Services, Inc	502
14,605	e*	Whiting Petroleum Corp	592
334,886		XTO Energy, Inc	20,127
		TOTAL OIL AND GAS EXTRACTION	220,133

PAPER AND ALLIED PRODUCTS - 0.54%
51,000		Bemis Co	1,692
40,000	e	Bowater, Inc	998
25,800	*	Buckeye Technologies, Inc	399
5,200	*	Cenveo, Inc	121
34,100	e*	Chesapeake Corp	429
25,642	*	Domtar Corporation	286
30,700	e	Glatfelter	417
78,515	e	International Paper Co	3,066
331,425		Kimberly-Clark Corp	22,169
216,149	e	MeadWestvaco Corp	7,634
111,097		Packaging Corp of America	2,812
5,700	e	Rock-Tenn Co (Class A)	181
125,050		Sonoco Products Co	5,353
60,796		Temple-Inland, Inc	3,741
10,800		Wausau Paper Corp	145
		TOTAL PAPER AND ALLIED PRODUCTS	49,443

PERSONAL SERVICES - 0.04%
66,999		Regis Corp	2,563
15,056	e	Unifirst Corp	663
		TOTAL PERSONAL SERVICES	3,226

PETROLEUM AND COAL PRODUCTS - 2.14%
17,100	e	Alon USA Energy, Inc	753
414,426		Apache Corp	33,813
42,900		Cabot Oil & Gas Corp	1,582
492,084		Devon Energy Corp	38,525
264,430	e	EOG Resources, Inc	19,319
199,616		Frontier Oil Corp	8,737
68,902	e*	Headwaters, Inc	1,190
200,481		Hess Corp	11,820
32,900		Holly Corp	2,441
156,372	e	Murphy Oil Corp	9,295
119,240	*	Newfield Exploration Co	5,431
281,490		Noble Energy, Inc	17,562
150,944		Sunoco, Inc	12,027
409,796		Valero Energy Corp	30,268

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
66,136	e	Western Refining, Inc	$3,823
		TOTAL PETROLEUM AND COAL PRODUCTS	196,586

PIPELINES, EXCEPT NATURAL GAS - 0.12%
439,193		Spectra Energy Corp	11,401
		TOTAL PIPELINES, EXCEPT NATURAL GAS	11,401

PRIMARY METAL INDUSTRIES - 1.02%
251,846		Alcoa, Inc	10,207
17,626		Allegheny Technologies, Inc	1,849
25,669	e*	Brush Engineered Materials, Inc	1,078
129,225	e*	Century Aluminum Co	7,059
54,817		Chaparral Steel Co	3,940
6,900	e*	CommScope, Inc	403
692,581	*	Corning, Inc	17,695
48,876	e	Gibraltar Industries, Inc	1,083
17,000		Hubbell, Inc (Class B)	922
100	e*	LB Foster Co (Class A)	3
59,078		Mueller Industries, Inc	2,035
307,136		Nucor Corp	18,013
37,477	e	Olympic Steel, Inc	1,074
45,667		Quanex Corp	2,224
117,236		Steel Dynamics, Inc	4,913
27,944	e	Tredegar Corp	595
124,733		United States Steel Corp	13,565
85,689	e*	Wheeling-Pittsburgh Corp	1,631
256,650	e	Worthington Industries, Inc	5,556
		TOTAL PRIMARY METAL INDUSTRIES	93,845

PRINTING AND PUBLISHING - 0.60%
1,300	e*	ACCO Brands Corp	30
10,100		Bowne & Co, Inc	197
800	e	CSS Industries, Inc	32
33,100	e	Dow Jones & Co, Inc	1,902
29,750		Dun & Bradstreet Corp	3,064
4,200	e	Ennis, Inc	99
109,352	e	EW Scripps Co (Class A)	4,996
57,979		Harte-Hanks, Inc	1,489
21,999		John Wiley & Sons, Inc (Class A)	1,062
37,500		Lee Enterprises, Inc	782
3,600	e	McClatchy Co (Class A)	91
284,484		McGraw-Hill Cos, Inc	19,368
61,459		Meredith Corp	3,786
243,288	e	New York Times Co (Class A)	6,179
21,328	e*	R.H. Donnelley Corp	1,616
23,349	e	Standard Register Co	266
159,567	e	Tribune Co	4,691
7,056		Washington Post Co (Class B)	5,476
		TOTAL PRINTING AND PUBLISHING	55,126

RAILROAD TRANSPORTATION - 0.39%
235,630		CSX Corp	10,622
19,164	e*	Kansas City Southern Industries, Inc	719
467,010		Norfolk Southern Corp	24,551
		TOTAL RAILROAD TRANSPORTATION	35,892

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
REAL ESTATE - 0.04%
85,217	e*	CB Richard Ellis Group, Inc (Class A)	$3,111
16,099	e	Stewart Enterprises, Inc (Class A)	125
		TOTAL REAL ESTATE	3,236

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.25%
5,481	e*	Deckers Outdoor Corp	553
320,200		Nike, Inc (Class B)	18,665
63,800	e	Sealed Air Corp	1,979
11,100		Spartech Corp	295
1,800	e*	Trex Co, Inc	35
53,584	e	Tupperware Corp	1,540
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	23,067

SECURITY AND COMMODITY BROKERS - 2.02%
29,610		A.G. Edwards, Inc	2,504
47,621		Ameriprise Financial, Inc	3,027
3,400	e	BlackRock, Inc	532
4,757	e	Cbot Holdings, Inc (Class A)	983
595,243		Charles Schwab Corp	12,214
14,136		Chicago Mercantile Exchange Holdings, Inc	7,554
169,245	*	E*Trade Financial Corp	3,739
3,200		Eaton Vance Corp	141
22,441		Federated Investors, Inc (Class B)	860
173,317		Franklin Resources, Inc	22,959
3,630	e	GAMCO Investors, Inc (Class A)	203
241,276		Goldman Sachs Group, Inc	52,297
22,400	*	IntercontinentalExchange, Inc	3,312
72,720	e	Janus Capital Group, Inc	2,025
49,052		Legg Mason, Inc	4,826
620,429		Merrill Lynch & Co, Inc	51,855
39,546	e*	Nasdaq Stock Market, Inc	1,175
63,700		NYSE Euronext	4,690
72,784	e	SEI Investments Co	2,114
158,652		T Rowe Price Group, Inc	8,232
		TOTAL SECURITY AND COMMODITY BROKERS	185,242

SOCIAL SERVICES - 0.00% **
44,209	*	Capital Senior Living Corp	416
		TOTAL SOCIAL SERVICES	416

SPECIAL TRADE CONTRACTORS - 0.02%
400	e	Alico, Inc	24
4,050	e	Comfort Systems USA, Inc	58
7,834	e*	Layne Christensen Co	321
43,982	e*	Quanta Services, Inc	1,349
		TOTAL SPECIAL TRADE CONTRACTORS	1,752

STONE, CLAY, AND GLASS PRODUCTS - 0.54%
514,744		3M Co	44,675
2,065		Apogee Enterprises, Inc	57
1,122	e*	Cabot Microelectronics Corp	40
12,525	e	CARBO Ceramics, Inc	549
54,148	e	Eagle Materials, Inc	2,656
83,512		Gentex Corp	1,644
11,603	e*	Owens Corning, Inc	390
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	50,011

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

TEXTILE MILL PRODUCTS - 0.00% **
3,200	e	Oxford Industries, Inc	$142
		TOTAL TEXTILE MILL PRODUCTS	142

TRANSPORTATION BY AIR - 0.39%
13,184	e*	Air Methods Corp	483
74,620	e*	Airtran Holdings, Inc	815
18,300	e*	Alaska Air Group, Inc	510
78,150	*	AMR Corp	2,059
92,958	e*	Continental Airlines, Inc (Class B)	3,149
48,300	e*	ExpressJet Holdings, Inc	289
161,924		FedEx Corp	17,969
71,083	e*	JetBlue Airways Corp	835
6,600	e	Skywest, Inc	157
627,375	e	Southwest Airlines Co	9,354
		TOTAL TRANSPORTATION BY AIR	35,620

TRANSPORTATION EQUIPMENT - 0.69%
10,800	e	A.O. Smith Corp	431
4,700	*	Accuride Corp	72
8,885	*	Aftermarket Technology Corp	264
51,000	e	American Axle & Manufacturing Holdings, Inc	1,511
70,430	e	ArvinMeritor, Inc	1,564
117,096	e	Autoliv, Inc	6,659
257,551	e*	BE Aerospace, Inc	10,637
21,900	e	Federal Signal Corp	347
224,750	e	Genuine Parts Co	11,148
205,687		Harley-Davidson, Inc	12,261
73,856		Harsco Corp	3,840
20,829	e	Noble International Ltd	426
45,931		Paccar, Inc	3,998
171,527	*	Spirit Aerosystems Holdings, Inc (Class A)	6,184
64,900	e	Superior Industries International, Inc	1,412
25,384	*	Tenneco, Inc	889
400	e	Thor Industries, Inc	18
217,570	e*	Visteon Corp	1,762
1,200		Westinghouse Air Brake Technologies Corp	44
		TOTAL TRANSPORTATION EQUIPMENT	63,467

TRANSPORTATION SERVICES - 0.02%
26,100		CH Robinson Worldwide, Inc	1,371
13,840		Expeditors International Washington, Inc	572
3,796	*	HUB Group, Inc (Class A)	133
		TOTAL TRANSPORTATION SERVICES	2,076

TRUCKING AND WAREHOUSING - 0.37%
465,235		United Parcel Service, Inc (Class B)	33,962
		TOTAL TRUCKING AND WAREHOUSING	33,962

WATER TRANSPORTATION - 0.04%
29,196	e	Alexander & Baldwin, Inc	1,551
18,000	e*	Gulfmark Offshore, Inc	922
22,369	e*	Hornbeck Offshore Services, Inc	867
		TOTAL WATER TRANSPORTATION	3,340

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)

WHOLESALE TRADE-DURABLE GOODS - 0.41%
3,400		Agilysys, Inc			$76
157,794	e	Barnes Group, Inc			4,999
19,700	e	BorgWarner, Inc			1,695
12,024	e	Building Material Holding Corp			171
39,080	e	Castle (A.M.) & Co			1,403
10,000	*	Cytyc Corp			431
140,200		IKON Office Solutions, Inc			2,189
2,400	*	Keystone Automotive Industries, Inc			99
26,058	e	Owens & Minor, Inc			910
104,685	*	Patterson Cos, Inc			3,902
2,500	e*	PSS World Medical, Inc			46
96,272	e	Reliance Steel & Aluminum Co			5,416
188,667	e	Ryerson Tull, Inc			7,103
3,500	*	Tech Data Corp			135
25,700	*	Tyler Technologies, Inc			319
89,100		W.W. Grainger, Inc			8,291
10,750	*	WESCO International, Inc			650
		TOTAL WHOLESALE TRADE-DURABLE GOODS			37,835

WHOLESALE TRADE-NONDURABLE GOODS - 0.30%
29,572	e*	Allscripts Healthcare Solutions, Inc			753
800		Dean Foods Co			25
87,798	*	Endo Pharmaceuticals Holdings, Inc			3,005
25,935	*	Henry Schein, Inc			1,386
72,764	e	Idearc, Inc			2,571
4,800	e	Kenneth Cole Productions, Inc (Class A)			119
6,600		Men's Wearhouse, Inc			337
4,100		Myers Industries, Inc			91
10,656	e	Nash Finch Co			527
10,419		Spartan Stores, Inc			343
17,900	e	Stride Rite Corp			363
550,943		Sysco Corp			18,176
3,800	e*	Volcom, Inc			190
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			27,886

		TOTAL COMMON STOCKS			5,449,944
		(Cost $3,556,947)
PRINCIPAL

SHORT-TERM INVESTMENTS - 11.03%

COMMERCIAL PAPER - 2.59%
$ 26,805,000		Abbott Laboratories, Inc	0.000	07/12/07	26,766
13,000,000		Coca-Cola Co	0.000	07/16/07	12,973
25,000,000		Coca-Cola Enterprises, Inc	0.000	07/26/07	24,911
29,000,000		Hewlett-Packard Co	0.000	07/31/07	28,876
25,000,000	d	Merrill Lynch & Co, Inc	0.000	07/13/07	24,959
18,800,000		PepsiAmericas, Inc	0.000	07/12/07	18,772
25,000,000		Pepsico, Inc	0.000	07/13/07	24,959
22,360,000		Pitney Bowes, Inc	0.000	07/18/07	22,307
19,500,000		Procter & Gamble International	0.000	07/02/07	19,500
24,255,000	d	Stanley Works	0.000	07/26/07	24,169
9,500,000		Verizon Communications, Inc	0.000	07/06/07	9,494
		TOTAL COMMERCIAL PAPER			237,686

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 5.87%
$ 1,700,000		Federal Home Loan Bank (FHLB)	0.000	07/02/07	$1,700
50,000,000		FHLB	0.000	07/13/07	49,922
42,500,000	e	FHLB	0.000	07/25/07	42,362
81,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	07/20/07	80,793
62,190,000		FHLMC	0.000	08/06/07	61,882
50,000,000	d	FHLMC	0.000	08/13/07	49,702
50,000,000		FHLMC	0.000	09/10/07	49,504
70,340,000		Federal National Mortgage Association (FNMA)	0.000	07/20/07	70,161
63,500,000	d	FNMA	0.000	08/08/07	63,167
70,280,000	d	FNMA	0.000	08/15/07	69,842
		TOTAL U.S. GOVERNMENT AND AGENCIES
		DISCOUNT AND COUPON NOTES			539,035

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.57%
REPURCHASED AGREEMENTS

50,000,000		Bear Stearns & Co, Inc 5.320% Dated 06/29/2007,			50,007
		Due 07/02/2007 In the Amount of $50,007,389
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 3.500%, 03/30/2010		$ 51,136,980
		Total Market Value		51,136,980

25,000,000		Credit Suisse (USA), Inc 5.280% Dated 06/29/2007,			25,004
		Due 07/02/2007 In the Amount of $25,003,667
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 5.000%, 03/12/2010		25,502,488
		Total Market Value		25,502,488

25,000,000		Goldman Sachs & Co, Inc 5.300% Dated 06/29/2007,			25,004
		Due 07/02/2007 In the Amount of $25,003,681
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 4.875%, 12/13/2013		4,062,500
		Federal Home Loan Mortgage Corp (FHLMC)
		4.500% - 4.750%, 01/15/2013 - 01/19/2016		8,918,417
		Federal National Mortgage Association (FNMA)
		5.000% - 5.500%, 05/27/2011 - 03/26/2014		12,520,833
		Total Market Value		25,501,750

25,000,000		J.P. Morgan Chase 5.300% Dated 06/29/2007,			25,004
		Due 07/02/2007 In The Amount Of $25,003,681
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA)
		0.000% - 5.625%, 08/08/2007 - 12/05/2011		25,528,779
		Total Market Value		25,528,779

75,000,000		Merrill Lynch & Co, Inc 5.310% Dated 06/29/2007,			75,011
		Due 07/02/2007 In the Amount of $75,011,063
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 5.100% - 5.500%,
		07/17/2009 - 05/12/2015		50,195,445
		Federal Home Loan Mortgage Corp (FHLMC)
		5.900%, 06/15/2022		12,280,546
		Federal National Mortgage Association (FNMA)
		5.570%, 02/22/2012		14,006,007
		Total Market Value		76,481,998

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

		MATURITY	VALUE
PRINCIPAL		DATE	(000)

35,822,000	Morgan Stanley & Co, Inc 5.350% Dated 06/29/2007,		$35,827
	Due 07/02/2007 In The Amount Of $35,827,324
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 0.000% - 6.000%,
	09/29/2008 - 07/21/2025	$ 34,004,579
	Federal National Mortgage Association (FNMA)
	5.300% - 6.930%, 09/17/2012 - 12/29/2023	2,535,140
	Total Market Value	36,539,719

160,000	Morgan Stanley & Co, Inc 5.350% Dated 06/29/2007,		160
	Due 07/02/2007 In The Amount Of $160,024
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 0.000% - 6.000%,
	09/29/2008 - 07/21/2025	151,883
	Federal National Mortgage Association (FNMA)
	5.300% - 6.930%, 09/17/2012 - 12/29/2023	11,323
	Total Market Value	163,206

	TOTAL INVESTMENT OF CASH COLLATERAL
	FOR SECURITIES LOANED		236,017

	TOTAL SHORT-TERM INVESTMENTS		1,012,738
	(Cost $1,012,612)
	(includes $734,050 of cash collateral for securities on loan)

	TOTAL PORTFOLIO - 110.07%		10,109,285
	(Cost $8,282,853)
	OTHER ASSETS & LIABILITIES, NET - (10.07%)		(925,135)

	NET ASSETS - 100.00%		$9,184,150

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
N/R	Not rated by Moody's

*	Non-income producing.
**	Percentage represents less than 0.01%.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2007, the value of these securities amounted to $198,189,465 or 2.16% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2007.
j	Zero coupon.
v	Security valued at fair value.
+	As provided by Moody's Investors Service.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2007

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 99.73%

ASSET BACKED - 0.28%
$ 30,000,000	Honda Auto Receivables Owner Trust Series 2007-2 (Class A1)	5.326%	06/23/08	$30,012
	TOTAL ASSET BACKED			30,012

CERTIFICATES OF DEPOSIT - 11.51%
50,000,000	Abbey National plc	5.300	08/16/07	49,998
35,000,000	Abbey National plc	5.300	08/17/07	34,998
49,500,000	Abbey National plc	5.300	09/04/07	49,496
25,000,000	American Express Bank FSB	5.280	07/05/07	25,000
25,000,000	American Express Bank FSB	5.270	07/10/07	25,000
32,000,000	American Express Bank FSB	5.280	07/18/07	32,000
25,000,000	American Express Centurion Bank	5.270	07/02/07	25,000
25,000,000	American Express Centurion Bank	5.280	07/12/07	25,000
50,000,000	American Express Centurion Bank	5.270	07/13/07	50,000
10,000,000	American Express Centurion Bank	5.280	07/23/07	10,000
7,000,000	American Express Centurion Bank	5.320	09/25/07	7,000
30,000,000	Barclays Bank plc	5.310	08/30/07	29,998
50,000,000	Calyon	5.290	08/07/07	49,998
50,000,000	Calyon	5.290	08/14/07	49,997
50,000,000	Calyon	5.295	08/24/07	49,997
40,000,000	Canadian Imperial Bank of Commerce	5.290	07/16/07	39,998
50,000,000	Deutsche Bank	5.315	07/17/07	49,998
50,000,000	Deutsche Bank	5.290	08/09/07	49,996
50,000,000	Deutsche Bank	5.290	08/15/07	49,997
40,000,000	Deutsche Bank	5.300	09/12/07	39,995
50,000,000	Dexia Banque	5.285	08/17/07	49,996
50,000,000	Dexia Banque	5.285	08/27/07	49,997
41,230,000	Dexia Banque	5.300	09/12/07	41,226
47,000,000	First Tennessee Bank NA	5.300	08/29/07	46,997
30,000,000	Fortis Bank N.V.	5.280	08/02/07	29,997
30,000,000	PNC Bank NA	5.330	10/17/07	29,999
50,000,000	Royal Bank of Canada	5.300	09/05/07	49,995
30,000,000	Royal Bank of Canada	5.300	09/07/07	29,997
30,000,000	Royal Bank of Canada	5.300	09/18/07	29,997
30,000,000	Royal Bank of Canada	5.305	09/20/07	29,998
14,590,000	Royal Bank of Canada	5.310	10/25/07	14,589
33,565,000	Societe Generale	5.280	07/09/07	33,565
36,045,000	Toronto Dominion Bank	5.315	07/12/07	36,044
15,000,000	UBS AG.	5.310	07/11/07	15,000
	TOTAL CERTIFICATES OF DEPOSIT			1,230,863

COMMERCIAL PAPER - 80.83%
7,200,000	Abbey National North America LLC	0.000	08/20/07	7,147
46,000,000	Abbey National North America LLC	0.000	08/27/07	45,617
4,070,000	Abbey National North America LLC	0.000	09/14/07	4,026
5,500,000	Abbey National North America LLC	0.000	09/25/07	5,432
5,000,000	Abbott Laboratories, Inc	0.000	07/09/07	4,993

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 10,000,000	Abbott Laboratories, Inc	0.000%	07/12/07	$9,983
10,000,000	Abbott Laboratories, Inc	0.000	07/16/07	9,977
15,000,000	Air Products & Chemicals	0.000	07/03/07	14,993
25,750,000	Alcon Capital Corp	0.000	07/02/07	25,742
18,750,000	Alcon Capital Corp	0.000	07/23/07	18,688
22,000,000	Alcon Capital Corp	0.000	08/10/07	21,871
12,200,000	Alcon Capital Corp	0.000	08/24/07	12,104
20,645,000	American Honda Finance Corp	0.000	07/10/07	20,615
8,000,000	American Honda Finance Corp	0.000	07/12/07	7,986
11,495,000	American Honda Finance Corp	0.000	07/18/07	11,466
16,000,000	American Honda Finance Corp	0.000	07/19/07	15,957
33,900,000	American Honda Finance Corp	0.000	07/24/07	33,783
15,400,000	American Honda Finance Corp	0.000	07/27/07	15,341
35,750,000	American Honda Finance Corp	0.000	07/30/07	35,596
25,300,000	American Honda Finance Corp	0.000	07/31/07	25,187
15,000,000	American Honda Finance Corp	0.000	08/29/07	14,875
6,000,000	American Honda Finance Corp	0.000	08/31/07	5,947
13,000,000	American Honda Finance Corp	0.000	09/18/07	12,852
40,000,000	Atlantis One Funding Corp	0.000	07/20/07	39,885
10,000,000	Atlantis One Funding Corp	0.000	08/17/07	9,931
50,000,000	Atlantis One Funding Corp	0.000	09/17/07	49,434
20,000,000	Atlantis One Funding Corp	0.000	09/20/07	19,765
40,000,000	Atlantis One Funding Corp	0.000	09/25/07	39,500
1,898,000	Bank of America	0.000	07/20/07	1,893
10,600,000	Bank of America	0.000	09/25/07	10,468
25,000,000	Bank of Montreal	0.000	08/15/07	24,841
9,925,000	Bank of Nova Scotia	0.000	09/06/07	9,830
30,000,000	Barclays U.S. Funding Corp	0.000	07/10/07	29,957
25,000,000	Barclays U.S. Funding Corp	0.000	07/11/07	24,962
14,400,000	Barclays U.S. Funding Corp	0.000	08/13/07	14,309
20,000,000	Barclays U.S. Funding Corp	0.000	09/11/07	19,793
25,000,000	Barclays U.S. Funding Corp	0.000	10/31/07	24,560
20,000,000	Barclays U.S. Funding Corp	0.000	11/05/07	19,633
10,966,000	Becton Dickinson & Co	0.000	07/17/07	10,939
11,500,000	Beta Finance, Inc	0.000	07/16/07	11,474
41,500,000	Beta Finance, Inc	0.000	07/17/07	41,398
16,840,000	Beta Finance, Inc	0.000	07/18/07	16,798
6,000,000	Beta Finance, Inc	0.000	07/23/07	5,980
12,000,000	Beta Finance, Inc	0.000	08/03/07	11,941
7,400,000	Beta Finance, Inc	0.000	08/20/07	7,345
18,000,000	Beta Finance, Inc	0.000	08/22/07	17,867
30,000,000	Beta Finance, Inc	0.000	09/17/07	29,660
25,000,000	Beta Finance, Inc	0.000	09/18/07	24,713
25,000,000	Beta Finance, Inc	0.000	09/24/07	24,691
7,000,000	Beta Finance, Inc	0.000	10/22/07	6,885
42,000,000	BMW US Capital Corp	0.000	07/13/07	41,922
12,000,000	BMW US Capital Corp	0.000	07/20/07	11,966
20,000,000	BMW US Capital Corp	0.000	07/23/07	19,934
16,485,000	BMW US Capital Corp	0.000	08/13/07	16,381
20,000,000	BMW US Capital Corp	0.000	08/17/07	19,862
43,260,000	BMW US Capital Corp	0.000	08/23/07	42,929
20,000,000	Calyon North America, Inc	0.000	07/09/07	19,974
25,000,000	Calyon North America, Inc	0.000	08/03/07	24,878
20,000,000	Canadian Imperial Holding, Inc	0.000	07/10/07	19,971
40,000,000	Canadian Imperial Holding, Inc	0.000	08/14/07	39,741
49,005,000	Canadian Imperial Holding, Inc	0.000	08/22/07	48,643

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 50,000,000	Canadian Imperial Holding, Inc	0.000%	09/05/07	$49,524
4,550,000	Caterpillar Financial Services Corp	0.000	07/18/07	4,538
20,000,000	CC (USA), Inc	0.000	07/10/07	19,971
30,615,000	CC (USA), Inc	0.000	07/11/07	30,568
47,406,000	CC (USA), Inc	0.000	07/23/07	47,249
7,000,000	CC (USA), Inc	0.000	08/10/07	6,959
37,510,000	CC (USA), Inc	0.000	08/30/07	37,184
28,000,000	CC (USA), Inc	0.000	09/04/07	27,736
30,000,000	CC (USA), Inc	0.000	09/13/07	29,678
29,000,000	Ciesco LLC	0.000	07/03/07	28,987
28,000,000	Ciesco LLC	0.000	07/12/07	27,952
12,000,000	Ciesco LLC	0.000	07/17/07	11,970
24,000,000	Ciesco LLC	0.000	08/08/07	23,869
20,000,000	Ciesco LLC	0.000	08/14/07	19,868
25,000,000	Ciesco LLC	0.000	09/06/07	24,757
25,000,000	Ciesco LLC	0.000	09/07/07	24,753
35,000,000	Ciesco LLC	0.000	09/12/07	34,629
30,000,000	Citigroup Funding, Inc	0.000	07/09/07	29,961
26,365,000	Citigroup Funding, Inc	0.000	07/19/07	26,295
19,000,000	Citigroup Funding, Inc	0.000	08/20/07	18,861
25,000,000	Citigroup Funding, Inc	0.000	08/21/07	24,814
25,000,000	Citigroup Funding, Inc	0.000	08/22/07	24,817
25,000,000	Citigroup Funding, Inc	0.000	09/10/07	24,745
50,000,000	Citigroup Funding, Inc	0.000	09/24/07	49,389
15,000,000	Coca-Cola Co	0.000	07/26/07	14,943
25,000,000	Coca-Cola Co	0.000	08/14/07	24,838
25,000,000	Coca-Cola Co	0.000	08/16/07	24,834
25,000,000	Coca-Cola Co	0.000	08/17/07	24,827
12,765,000	Coca-Cola Co	0.000	08/21/07	12,669
25,000,000	Coca-Cola Co	0.000	08/23/07	24,809
24,000,000	Coca-Cola Co	0.000	08/27/07	23,799
10,000,000	Coca-Cola Co	0.000	08/31/07	9,912
23,920,000	Coca-Cola Co	0.000	09/11/07	23,671
20,300,000	Colgate-Palmolive Co	0.000	07/19/07	20,249
13,000,000	Corporate Asset Funding Corp, Inc	0.000	07/06/07	12,989
18,500,000	Corporate Asset Funding Corp, Inc	0.000	07/10/07	18,473
13,500,000	Corporate Asset Funding Corp, Inc	0.000	07/20/07	13,461
20,000,000	Corporate Asset Funding Corp, Inc	0.000	07/26/07	19,924
7,000,000	Corporate Asset Funding Corp, Inc	0.000	07/27/07	6,973
23,000,000	Corporate Asset Funding Corp, Inc	0.000	08/02/07	22,892
17,500,000	Corporate Asset Funding Corp, Inc	0.000	08/03/07	17,413
4,500,000	Corporate Asset Funding Corp, Inc	0.000	08/14/07	4,470
30,000,000	Corporate Asset Funding Corp, Inc	0.000	08/15/07	29,807
17,175,000	Corporate Asset Funding Corp, Inc	0.000	08/16/07	17,060
14,325,000	Corporate Asset Funding Corp, Inc	0.000	09/05/07	14,188
17,500,000	Corporate Asset Funding Corp, Inc	0.000	09/07/07	17,327
9,400,000	Danske Corp	0.000	07/06/07	9,392
4,035,000	Danske Corp	0.000	07/17/07	4,025
9,000,000	Danske Corp	0.000	08/01/07	8,960
6,900,000	Danske Corp	0.000	08/13/07	6,857
54,200,000	Danske Corp	0.000	08/20/07	53,804
440,000	Danske Corp	0.000	09/11/07	435
44,700,000	Danske Corp	0.000	09/13/07	44,225
40,000,000	Danske Corp	0.000	10/12/07	39,406
32,650,000	Danske Corp	0.000	10/30/07	32,080
32,000,000	Dorada Finance, Inc	0.000	07/02/07	31,991

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 10,000,000	Dorada Finance, Inc	0.000%	07/17/07	$9,975
30,000,000	Dorada Finance, Inc	0.000	08/01/07	29,866
5,000,000	Dorada Finance, Inc	0.000	08/20/07	4,963
28,500,000	Dorada Finance, Inc	0.000	08/28/07	28,257
23,000,000	Dorada Finance, Inc	0.000	08/31/07	22,797
30,000,000	Dorada Finance, Inc	0.000	09/05/07	29,713
25,920,000	Dorada Finance, Inc	0.000	09/12/07	25,645
50,000,000	Dresdner US Finance, Inc	0.000	07/24/07	49,828
30,000,000	Dresdner US Finance, Inc	0.000	08/29/07	29,749
30,000,000	Dresdner US Finance, Inc	0.000	09/04/07	29,719
25,000,000	Dresdner US Finance, Inc	0.000	09/25/07	24,689
21,490,000	Dresdner US Finance, Inc	0.000	09/26/07	21,219
20,000,000	Edison Asset Securitization LLC	0.000	07/06/07	19,983
4,000,000	Edison Asset Securitization LLC	0.000	07/11/07	3,994
642,000	Edison Asset Securitization LLC	0.000	07/26/07	640
45,000,000	Edison Asset Securitization LLC	0.000	08/21/07	44,661
30,000,000	Edison Asset Securitization LLC	0.000	08/27/07	29,748
11,500,000	Edison Asset Securitization LLC	0.000	08/31/07	11,398
41,258,000	Edison Asset Securitization LLC	0.000	09/17/07	40,790
25,490,000	Edison Asset Securitization LLC	0.000	10/11/07	25,112
3,400,000	Edison Asset Securitization LLC	0.000	10/15/07	3,348
4,828,000	Edison Asset Securitization LLC	0.000	12/03/07	4,719
20,000,000	Emerson Electric Co	0.000	07/03/07	19,991
5,244,000	Fairway Finance Corp	0.000	07/02/07	5,243
6,362,000	Fairway Finance Corp	0.000	07/05/07	6,358
33,969,000	Fairway Finance Corp	0.000	07/06/07	33,939
22,000,000	Fairway Finance Corp	0.000	07/09/07	21,971
2,460,000	Fairway Finance Corp	0.000	07/10/07	2,456
5,023,000	Fairway Finance Corp	0.000	07/11/07	5,015
5,512,000	Fairway Finance Corp	0.000	07/17/07	5,499
7,429,000	Fairway Finance Corp	0.000	08/22/07	7,371
23,000,000	General Electric Capital Corp	0.000	07/06/07	22,980
10,000,000	General Electric Capital Corp	0.000	08/06/07	9,947
51,600,000	General Electric Capital Corp	0.000	08/23/07	51,208
20,000,000	General Electric Capital Corp	0.000	09/19/07	19,770
10,000,000	General Electric Capital Corp	0.000	09/25/07	9,876
50,000,000	General Electric Capital Corp	0.000	10/09/07	49,280
13,000,000	General Electric Capital Corp	0.000	11/06/07	12,760
30,000,000	Goldman Sachs Group LP	0.000	07/25/07	29,898
25,000,000	Goldman Sachs Group LP	0.000	07/26/07	24,910
25,000,000	Goldman Sachs Group LP	0.000	07/27/07	24,905
30,000,000	Goldman Sachs Group LP	0.000	07/30/07	29,871
20,000,000	Govco LLC	0.000	07/02/07	19,994
12,000,000	Govco LLC	0.000	07/09/07	11,985
26,200,000	Govco LLC	0.000	07/11/07	26,160
25,490,000	Govco LLC	0.000	07/12/07	25,447
32,000,000	Govco LLC	0.000	07/16/07	31,926
5,500,000	Govco LLC	0.000	07/23/07	5,482
30,000,000	Govco LLC	0.000	08/13/07	29,810
5,000,000	Govco LLC	0.000	08/20/07	4,963
31,000,000	Govco LLC	0.000	08/21/07	30,767
5,000,000	Govco LLC	0.000	09/07/07	4,951
8,000,000	Govco LLC	0.000	09/17/07	7,909
20,000,000	Grampian Funding LLC	0.000	07/23/07	19,934
17,000,000	Grampian Funding LLC	0.000	08/06/07	16,909
7,000,000	Grampian Funding LLC	0.000	08/15/07	6,955

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 13,000,000	Grampian Funding LLC	0.000%	08/17/07	$12,910
50,000,000	Grampian Funding LLC	0.000	09/14/07	49,455
19,000,000	Grampian Funding LLC	0.000	09/25/07	18,762
15,000,000	Grampian Funding LLC	0.000	12/14/07	14,638
45,000,000	Greenwich Capital Holdings, Inc	0.000	07/16/07	44,897
6,000,000	Greenwich Capital Holdings, Inc	0.000	07/26/07	5,978
15,000,000	Greenwich Capital Holdings, Inc	0.000	09/19/07	14,828
30,000,000	Greenwich Capital Holdings, Inc	0.000	12/13/07	29,289
26,250,000	Greyhawk Funding LLC	0.000	07/10/07	26,212
4,000,000	Greyhawk Funding LLC	0.000	08/10/07	3,976
40,000,000	Greyhawk Funding LLC	0.000	08/13/07	39,746
22,000,000	Greyhawk Funding LLC	0.000	09/17/07	21,750
15,725,000	Harley-Davidson Funding Corp	0.000	07/02/07	15,721
30,100,000	Harley-Davidson Funding Corp	0.000	08/21/07	29,873
10,500,000	Harley-Davidson Funding Corp	0.000	08/23/07	10,420
8,920,000	Harley-Davidson Funding Corp	0.000	09/13/07	8,825
30,000,000	Harrier Finance Funding LLC	0.000	07/17/07	29,927
12,595,000	Harrier Finance Funding LLC	0.000	08/08/07	12,526
22,665,000	Harrier Finance Funding LLC	0.000	08/09/07	22,536
20,000,000	Harrier Finance Funding LLC	0.000	08/16/07	19,866
15,000,000	Harrier Finance Funding LLC	0.000	08/24/07	14,881
20,000,000	Harrier Finance Funding LLC	0.000	09/10/07	19,794
15,000,000	Harrier Finance Funding LLC	0.000	09/21/07	14,821
3,820,000	HBOS Treasury Services plc	0.000	07/03/07	3,818
16,790,000	HBOS Treasury Services plc	0.000	07/24/07	16,732
26,209,000	HBOS Treasury Services plc	0.000	07/26/07	26,115
25,000,000	HBOS Treasury Services plc	0.000	08/13/07	24,843
3,500,000	HBOS Treasury Services plc	0.000	08/24/07	3,472
55,700,000	HBOS Treasury Services plc	0.000	08/27/07	55,237
3,500,000	HBOS Treasury Services plc	0.000	09/24/07	3,457
15,060,000	HBOS Treasury Services plc	0.000	09/25/07	14,874
50,000,000	HSBC Finance Corp	0.000	07/19/07	49,866
50,000,000	HSBC Finance Corp	0.000	07/20/07	49,856
25,000,000	HSBC Finance Corp	0.000	09/04/07	24,766
25,000,000	HSBC Finance Corp	0.000	09/12/07	24,737
49,400,000	HSBC Finance Corp	0.000	09/14/07	48,865
36,000,000	ING US Funding LLC	0.000	07/12/07	35,939
32,000,000	ING US Funding LLC	0.000	07/25/07	31,891
23,000,000	ING US Funding LLC	0.000	07/27/07	22,913
20,000,000	ING US Funding LLC	0.000	08/02/07	19,907
30,000,000	ING US Funding LLC	0.000	08/03/07	29,854
40,000,000	ING US Funding LLC	0.000	09/07/07	39,610
20,000,000	ING US Funding LLC	0.000	09/13/07	19,787
47,000,000	International Business Machines Corp	0.000	08/28/07	46,600
29,500,000	Johnson & Johnson, Inc	0.000	07/11/07	29,455
25,000,000	Johnson & Johnson, Inc	0.000	07/18/07	24,935
19,500,000	Johnson & Johnson, Inc	0.000	07/24/07	19,432
19,000,000	Johnson & Johnson, Inc	0.000	08/17/07	18,869
6,600,000	Johnson & Johnson, Inc	0.000	08/24/07	6,548
40,000,000	Johnson & Johnson, Inc	0.000	09/21/07	39,528
20,885,000	Johnson & Johnson, Inc	0.000	09/24/07	20,630
40,000,000	JPMorgan Chase & Co	0.000	07/23/07	39,868
20,000,000	JPMorgan Chase & Co	0.000	08/20/07	19,853
20,000,000	JPMorgan Chase & Co	0.000	08/22/07	19,852
16,460,000	JPMorgan Chase & Co	0.000	08/29/07	16,322
43,900,000	JPMorgan Chase & Co	0.000	09/19/07	43,392

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 9,500,000	Kimberly-Clark Wordwide	0.000%	07/31/07	$9,457
18,175,000	Kitty Hawk Funding Corp	0.000	07/12/07	18,143
11,605,000	Kitty Hawk Funding Corp	0.000	07/16/07	11,578
20,000,000	Kitty Hawk Funding Corp	0.000	07/18/07	19,947
53,062,000	Kitty Hawk Funding Corp	0.000	08/10/07	52,746
20,000,000	Kitty Hawk Funding Corp	0.000	08/20/07	19,852
28,398,000	Kitty Hawk Funding Corp	0.000	09/19/07	28,068
17,300,000	Links Finance LLC	0.000	08/16/07	17,184
15,500,000	Links Finance LLC	0.000	08/28/07	15,368
28,795,000	Links Finance LLC	0.000	09/18/07	28,465
28,285,000	McGraw-Hill, Inc	0.000	07/13/07	28,232
44,592,000	McGraw-Hill, Inc	0.000	10/22/07	43,854
58,000,000	McGraw-Hill, Inc	0.000	11/27/07	56,736
20,000,000	Merrill Lynch & Co, Inc	0.000	07/03/07	19,991
25,000,000	Merrill Lynch & Co, Inc	0.000	08/16/07	24,834
26,685,000	Merrill Lynch & Co, Inc	0.000	09/06/07	26,427
39,745,000	Morgan Stanley	0.000	08/16/07	39,481
50,000,000	Morgan Stanley	0.000	08/21/07	49,626
50,000,000	Morgan Stanley	0.000	08/22/07	49,631
31,465,000	Nestle Capital Corp	0.000	07/09/07	31,425
10,755,000	Nestle Capital Corp	0.000	08/01/07	10,707
30,000,000	Nestle Capital Corp	0.000	08/20/07	29,781
30,000,000	Nestle Capital Corp	0.000	09/06/07	29,712
20,000,000	Nestle Capital Corp	0.000	09/11/07	19,793
20,807,000	Old Line Funding LLC	0.000	07/09/07	20,780
8,343,000	Old Line Funding LLC	0.000	07/20/07	8,319
40,910,000	Old Line Funding LLC	0.000	07/25/07	40,761
32,865,000	Old Line Funding LLC	0.000	08/15/07	32,644
30,600,000	Old Line Funding LLC	0.000	09/06/07	30,303
16,600,000	Paccar Financial Corp	0.000	07/02/07	16,595
22,000,000	Paccar Financial Corp	0.000	07/05/07	21,985
7,655,000	Paccar Financial Corp	0.000	07/19/07	7,635
8,200,000	Paccar Financial Corp	0.000	07/20/07	8,177
10,900,000	Paccar Financial Corp	0.000	07/24/07	10,863
5,000,000	Paccar Financial Corp	0.000	08/01/07	4,978
5,000,000	Paccar Financial Corp	0.000	08/13/07	4,969
5,600,000	Paccar Financial Corp	0.000	08/24/07	5,556
9,280,000	Paccar Financial Corp	0.000	09/11/07	9,184
6,835,000	Paccar Financial Corp	0.000	09/26/07	6,749
30,000,000	Park Avenue Receivables Corp	0.000	07/06/07	29,974
9,118,000	Park Avenue Receivables Corp	0.000	07/09/07	9,106
23,600,000	Park Avenue Receivables Corp	0.000	07/17/07	23,541
16,610,000	Park Avenue Receivables Corp	0.000	07/20/07	16,561
8,125,000	Park Avenue Receivables Corp	0.000	07/23/07	8,097
16,221,000	Park Avenue Receivables Corp	0.000	07/26/07	16,161
10,000,000	Park Avenue Receivables Corp	0.000	08/01/07	9,953
18,300,000	Park Avenue Receivables Corp	0.000	08/24/07	18,154
6,836,000	Park Avenue Receivables Corp	0.000	08/28/07	6,777
6,560,000	Park Avenue Receivables Corp	0.000	08/29/07	6,505
46,608,000	Park Avenue Receivables Corp	0.000	09/17/07	46,077
43,000,000	PNC Bank	0.000	09/27/07	42,447
30,000,000	Private Export Funding Corp	0.000	07/12/07	29,949
18,145,000	Private Export Funding Corp	0.000	07/13/07	18,111
27,000,000	Private Export Funding Corp	0.000	08/08/07	26,853
20,000,000	Private Export Funding Corp	0.000	08/23/07	19,847
20,000,000	Private Export Funding Corp	0.000	08/24/07	19,842

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 20,000,000	Private Export Funding Corp	0.000%	09/06/07	$19,807
20,000,000	Private Export Funding Corp	0.000	09/14/07	19,783
22,500,000	Private Export Funding Corp	0.000	09/25/07	22,220
10,000,000	Private Export Funding Corp	0.000	10/11/07	9,852
10,000,000	Private Export Funding Corp	0.000	10/16/07	9,845
20,000,000	Procter & Gamble International	0.000	07/20/07	19,942
13,000,000	Procter & Gamble International	0.000	07/24/07	12,955
25,000,000	Procter & Gamble International	0.000	08/06/07	24,868
30,000,000	Procter & Gamble International	0.000	08/28/07	29,746
3,000,000	Procter & Gamble International	0.000	09/06/07	2,971
47,000,000	Procter & Gamble International	0.000	09/20/07	46,453
50,000,000	Procter & Gamble International	0.000	09/26/07	49,374
12,000,000	Procter & Gamble International	0.000	09/27/07	11,848
100,000,000	Rabobank USA Financial Corp	0.000	09/28/07	98,719
5,000,000	Ranger Funding Co LLC	0.000	07/03/07	4,998
9,000,000	Ranger Funding Co LLC	0.000	07/06/07	8,992
6,000,000	Ranger Funding Co LLC	0.000	07/09/07	5,992
21,000,000	Ranger Funding Co LLC	0.000	07/26/07	20,924
21,000,000	Ranger Funding Co LLC	0.000	07/27/07	20,920
18,000,000	Ranger Funding Co LLC	0.000	08/14/07	17,882
35,000,000	Ranger Funding Co LLC	0.000	08/20/07	34,742
26,000,000	Ranger Funding Co LLC	0.000	09/10/07	25,732
4,550,000	Royal Bank of Scotland plc	0.000	07/10/07	4,544
6,200,000	Scaldis Capital LLC	0.000	07/02/07	6,198
30,138,000	Scaldis Capital LLC	0.000	07/09/07	30,101
19,000,000	Scaldis Capital LLC	0.000	07/13/07	18,964
11,906,000	Scaldis Capital LLC	0.000	08/28/07	11,804
20,000,000	Scaldis Capital LLC	0.000	09/11/07	19,791
25,000,000	Scaldis Capital LLC	0.000	09/17/07	24,716
11,702,000	Scaldis Capital LLC	0.000	10/03/07	11,542
14,991,000	Scaldis Capital LLC	0.000	10/23/07	14,742
39,620,000	Sedna Finance, Inc	0.000	07/05/07	39,592
42,500,000	Sedna Finance, Inc	0.000	07/25/07	42,354
50,000,000	Sedna Finance, Inc	0.000	09/18/07	49,426
49,600,000	Sedna Finance, Inc	0.000	11/30/07	48,506
8,420,000	Sheffield Receivables Corp	0.000	07/06/07	8,413
15,000,000	Sheffield Receivables Corp	0.000	07/11/07	14,976
40,000,000	Sheffield Receivables Corp	0.000	07/13/07	39,925
25,000,000	Sheffield Receivables Corp	0.000	07/16/07	24,941
28,359,000	Sheffield Receivables Corp	0.000	07/19/07	28,280
38,102,000	Sheffield Receivables Corp	0.000	07/24/07	37,968
20,255,000	Sigma Finance, Inc	0.000	07/16/07	20,208
10,500,000	Sigma Finance, Inc	0.000	07/17/07	10,474
22,267,000	Sigma Finance, Inc	0.000	08/30/07	22,074
45,000,000	Sigma Finance, Inc	0.000	09/13/07	44,517
43,000,000	Sigma Finance, Inc	0.000	09/19/07	42,500
4,000,000	Sigma Finance, Inc	0.000	10/24/07	3,933
14,000,000	Sigma Finance, Inc	0.000	11/01/07	13,750
8,000,000	Sigma Finance, Inc	0.000	11/05/07	7,852
19,500,000	Sigma Finance, Inc	0.000	11/29/07	19,073
13,725,000	Sigma Finance, Inc	0.000	12/12/07	13,398
30,000,000	Societe Generale North America, Inc	0.000	07/19/07	29,920
20,000,000	Societe Generale North America, Inc	0.000	08/06/07	19,894
4,400,000	Societe Generale North America, Inc	0.000	08/07/07	4,376
16,000,000	Societe Generale North America, Inc	0.000	08/15/07	15,898
12,000,000	Societe Generale North America, Inc	0.000	09/04/07	11,888

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 20,000,000	Societe Generale North America, Inc	0.000%	09/10/07	$19,796
20,000,000	Societe Generale North America, Inc	0.000	09/24/07	19,755
9,000,000	Societe Generale North America, Inc	0.000	10/01/07	8,881
25,450,000	Societe Generale North America, Inc	0.000	10/09/07	25,083
10,000,000	Societe Generale North America, Inc	0.000	11/05/07	9,817
6,000,000	Svensk Exportkredit AB	0.000	07/09/07	5,992
21,000,000	Svensk Exportkredit AB	0.000	07/10/07	20,970
23,435,000	Svensk Exportkredit AB	0.000	07/11/07	23,399
25,000,000	Svensk Exportkredit AB	0.000	07/23/07	24,918
35,000,000	Svensk Exportkredit AB	0.000	08/14/07	34,775
45,000,000	Svensk Exportkredit AB	0.000	08/15/07	44,714
16,000,000	Svensk Exportkredit AB	0.000	11/06/07	15,705
50,000,000	Toronto-Dominion Holdings USA, Inc	0.000	07/18/07	49,876
5,000,000	Toronto-Dominion Holdings USA, Inc	0.000	08/07/07	4,973
50,000,000	Toronto-Dominion Holdings USA, Inc	0.000	09/10/07	49,491
30,000,000	Toyota Motor Credit Corp	0.000	07/03/07	29,987
38,000,000	Toyota Motor Credit Corp	0.000	07/05/07	37,973
26,000,000	Toyota Motor Credit Corp	0.000	07/18/07	25,935
35,000,000	Toyota Motor Credit Corp	0.000	07/26/07	34,874
35,000,000	Toyota Motor Credit Corp	0.000	07/27/07	34,867
25,000,000	Toyota Motor Credit Corp	0.000	09/14/07	24,731
11,500,000	Toyota Motor Credit Corp	0.000	09/21/07	11,364
11,000,000	UBS Finance, (Delaware), Inc	0.000	07/12/07	10,981
27,890,000	UBS Finance, (Delaware), Inc	0.000	07/19/07	27,816
10,000,000	UBS Finance, (Delaware), Inc	0.000	07/20/07	9,971
6,205,000	UBS Finance, (Delaware), Inc	0.000	08/06/07	6,172
6,300,000	UBS Finance, (Delaware), Inc	0.000	08/08/07	6,266
14,500,000	UBS Finance, (Delaware), Inc	0.000	08/10/07	14,415
5,000,000	UBS Finance, (Delaware), Inc	0.000	08/13/07	4,969
33,000,000	UBS Finance, (Delaware), Inc	0.000	08/31/07	32,712
5,600,000	UBS Finance, (Delaware), Inc	0.000	09/04/07	5,548
17,300,000	UBS Finance, (Delaware), Inc	0.000	09/06/07	17,134
11,800,000	UBS Finance, (Delaware), Inc	0.000	09/14/07	11,673
6,700,000	UBS Finance, (Delaware), Inc	0.000	09/17/07	6,625
2,000,000	UBS Finance, (Delaware), Inc	0.000	10/02/07	1,973
5,000,000	UBS Finance, (Delaware), Inc	0.000	10/09/07	4,928
12,705,000	UBS Finance, (Delaware), Inc	0.000	10/15/07	12,511
7,000,000	UBS Finance, (Delaware), Inc	0.000	10/23/07	6,885
10,000,000	Variable Funding Capital Corp	0.000	07/02/07	9,997
25,000,000	Variable Funding Capital Corp	0.000	07/17/07	24,939
7,350,000	Variable Funding Capital Corp	0.000	07/18/07	7,331
32,000,000	Variable Funding Capital Corp	0.000	07/19/07	31,911
25,000,000	Variable Funding Capital Corp	0.000	08/30/07	24,782
11,500,000	Wal-Mart Stores, Inc	0.000	07/03/07	11,495
24,065,000	Wal-Mart Stores, Inc	0.000	07/31/07	23,958
25,000,000	Wal-Mart Stores, Inc	0.000	08/28/07	24,788
20,000,000	Yorktown Capital LLC	0.000	07/02/07	19,994
20,000,000	Yorktown Capital LLC	0.000	07/16/07	19,954
20,000,000	Yorktown Capital LLC	0.000	07/24/07	19,931
59,675,000	Yorktown Capital LLC	0.000	07/25/07	59,471
27,000,000	Yorktown Capital LLC	0.000	07/26/07	26,897
23,000,000	Yorktown Capital LLC	0.000	07/27/07	22,909
20,000,000	Yorktown Capital LLC	0.000	08/23/07	19,842
10,000,000	Yorktown Capital LLC	0.000	09/07/07	9,901
	TOTAL COMMERCIAL PAPER			8,645,464

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 3.68%
$ 12,117,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000%	07/02/07	$12,114
4,560,000		FHLMC	0.000	07/23/07	4,545
19,240,000		FHLMC	0.000	07/24/07	19,176
10,500,000		FHLMC	0.000	09/07/07	10,400
9,353,000		FHLMC	0.000	09/18/07	9,250
15,660,000		FHLMC	0.000	10/09/07	15,441
30,000,000		FHLMC	0.000	10/19/07	29,538
11,297,000		FHLMC	0.000	10/22/07	11,118
24,910,000		FHLMC	0.000	11/26/07	24,392
9,436,000		FHLMC	0.000	12/06/07	9,227
4,616,000		FHLMC	0.000	12/07/07	4,513
33,755,000		FHLMC	0.000	12/10/07	32,990
7,760,000		FHLMC	0.000	12/26/07	7,567
26,865,000		Federal National Mortgage Association (FNMA)	0.000	07/11/07	26,825
20,465,000		FNMA	0.000	07/18/07	20,415
56,522,000		FNMA	0.000	08/29/07	56,065
30,000,000		FNMA	0.000	09/26/07	29,635
20,000,000		FNMA	0.000	10/10/07	19,717
25,000,000		FNMA	0.000	10/24/07	24,597
12,264,000		FNMA	0.000	11/07/07	12,042
15,000,000		FNMA	0.000	12/14/07	14,651
		TOTAL U.S. GOVERNMENT AND AGENCIES
		DISCOUNT AND COUPON NOTES			394,218

VARIABLE NOTES - 3.43%
50,000,000	i	National City Bank of Indiana	5.411	05/06/08	50,046
50,000,000	i	PNC Bank NA	5.265	01/02/08	50,006
35,000,000	i	Suntrust Bank	5.273	09/27/07	35,003
44,000,000	i	Suntrust Bank	5.310	01/28/08	44,004
16,500,000	i	US Bank NA	5.290	11/30/07	16,498
40,000,000	i	US Bank NA	5.290	12/05/07	39,997
37,300,000	i	US Bank NA	5.255	02/08/08	37,289
75,000,000	i	Wells Fargo & Co	5.370	03/10/08	75,051
18,900,000	i	Wells Fargo & Co	5.400	03/10/08	18,912
		TOTAL VARIABLE NOTES			366,806

		TOTAL SHORT-TERM INVESTMENTS			10,667,363
		(Cost $10,667,764)

		TOTAL PORTFOLIO - 99.73%			10,667,363
		(Cost $10,667,764)
		OTHER ASSETS & LIABILITIES, NET - 0.27%			28,440

		NET ASSETS - 100.00%			$10,695,803

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2007.

Cost amounts are in thousands.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

          (b) There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s first fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: August 9, 2007	By: /s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 9, 2007	By: /s/Herbert M. Allison. Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: August 9, 2007	By: /s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification